DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.

CONTINUED
(r)	The adjustable rate shown is effective as of July 31, 2024.
∞	Rates reflect the effective yields at purchase date.
Δ	Zero Coupon Security.
±	Face Amount of security is adjusted for inflation.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$5,189,468,938
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,189,468,938
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,029,524,332
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,029,524,332
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,954,375,195
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$10,954,375,195
Summary of the Portfolio's Master Fund's investments as of July 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (3.2%)
	AES Brasil Energia SA	1,125,927	$2,247,415
*	Allianca Saude e Participacoes SA	16,381	32,553
	Allied Tecnologia SA	89,105	123,666
	Allos SA	1,992,764	7,694,627
*	Allpark Empreendimentos Participacoes e Servicos SA	91,505	57,270
	Alupar Investimento SA	945,208	5,147,036
	Ambev SA (ABEV US), ADR	3,022,063	6,225,450
*	Anima Holding SA	1,571,379	1,000,144
	Arezzo Industria e Comercio SA	211,236	1,816,895
	Armac Locacao Logistica E Servicos SA	128,500	199,242
*	Atacadao SA	1,445,643	2,366,743
	Auren Energia SA	1,599,891	3,360,361
	B3 SA - Brasil Bolsa Balcao	6,561,216	12,586,157
	Banco Bradesco SA (BBDC3 BZ)	1,944,390	3,860,488
	Banco BTG Pactual SA	1,118,892	6,450,866
	Banco do Brasil SA	5,882,474	27,612,366
	Banco Santander Brasil SA	613,371	3,106,898
	BB Seguridade Participacoes SA	1,658,662	10,313,578
	Bemobi Mobile Tech SA	215,477	550,869
*	Blau Farmaceutica SA	54,200	99,275
	Boa Safra Sementes SA	47,017	124,605
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	443,418	2,065,727
#*	Braskem SA, ADR, Class A	180,152	1,120,545
*	BRF SA	6,554,646	24,405,443
	Brisanet Participacoes SA	495,817	357,652
*	C&A Modas SA	885,097	1,320,725
	Caixa Seguridade Participacoes SA	86,931	221,625
	Camil Alimentos SA	736,866	1,149,043
	CCR SA	4,481,547	9,809,067
	Centrais Eletricas Brasileiras SA	1,823,459	12,756,782
*	Cia Brasileira de Aluminio	805,427	756,136
*	Cia Brasileira de Distribuicao	1,813,695	849,746
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	806,780	12,586,347
	Cia de Saneamento de Minas Gerais Copasa MG	1,139,411	4,425,777
	Cia De Sanena Do Parana (SAPR11 BZ)	1,425,458	6,885,163
	Cia De Sanena Do Parana (SAPR3 BZ)	904,600	814,054
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	369,856	702,726
	Cia Energetica de Minas Gerais (CMIG3 BZ)	1,257,688	2,799,483
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	1,841,888	2,924,278
	Cia Siderurgica Nacional SA (CSNA3 BZ)	3,070,173	6,437,639
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	2,758,955	5,793,806
*	Clear Sale SA	8,500	12,458
*	Cogna Educacao SA	13,965,794	3,753,084
*	Construtora Tenda SA	784,255	1,812,224
	Cosan SA	2,405,522	5,686,170
	CPFL Energia SA	325,044	1,866,540
	Cruzeiro do Sul Educacional SA	488,212	344,398
	CSU Digital SA	215,633	741,123
	Cury Construtora e Incorporadora SA	768,620	3,016,781
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,266,983	7,811,585
Ω	Desktop SA	203,089	584,907
	Dexco SA	3,088,908	3,992,100
*	Diagnosticos da America SA	167,757	81,563
	Dimed SA Distribuidora da Medicamentos	522,274	940,918

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Direcional Engenharia SA	532,359	$2,616,547
	EcoRodovias Infraestrutura e Logistica SA	1,264,547	1,585,113
	Eletromidia SA	88,427	274,842
*	Embraer SA (EMBR3 BZ)	656,049	5,081,461
*	Embraer SA (ERJ US), Sponsored ADR	905,779	28,133,496
	Empreendimentos Pague Menos SA	1,259,354	567,763
*	Enauta Participacoes SA	1,138,203	4,354,678
	Energisa SA	1,102,659	8,564,096
*	Eneva SA	2,060,944	4,602,021
	Engie Brasil Energia SA	575,061	4,496,866
*	Enjoei SA	243,799	74,138
	Equatorial Energia SA	3,014,842	17,397,778
	Eternit SA	362,800	371,385
	Even Construtora e Incorporadora SA	826,719	919,364
	Ez Tec Empreendimentos e Participacoes SA	782,301	1,824,306
	Fleury SA	1,471,664	3,944,456
	Fras-Le SA	249,475	840,677
*	Gafisa SA	100,297	56,566
	Gerdau SA, Sponsored ADR	2,755,143	8,926,665
Ω	GPS Participacoes e Empreendimentos SA	973,656	2,995,256
	Grendene SA	1,473,282	1,531,589
*	Grupo Casas Bahia SA	449,813	355,483
*	Grupo De Moda Soma SA	2,889,647	3,034,662
	Grupo Mateus SA	2,410,331	2,850,899
	Grupo SBF SA	526,867	1,408,419
	Guararapes Confeccoes SA	666,928	807,697
*Ω	Hapvida Participacoes e Investimentos SA	15,061,971	10,838,154
*	Hidrovias do Brasil SA	2,569,477	1,599,066
	Hospital Mater Dei SA	90,100	74,550
	Hypera SA	974,562	4,962,277
*	Infracommerce CXAAS SA	800,301	48,107
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	109,900	409,005
*	International Meal Co. Alimentacao SA, Class A	545,786	152,461
	Iochpe Maxion SA	1,023,957	2,261,118
	Irani Papel e Embalagem SA	738,260	1,101,618
*	IRB-Brasil Resseguros SA	507,520	2,629,952
	Itau Unibanco Holding SA	214,546	1,104,564
	Jalles Machado SA	902,487	1,116,910
	JBS SA	1,884,037	11,231,974
	JHSF Participacoes SA	2,738,867	1,975,651
	JSL SA	314,265	525,058
	Kepler Weber SA	902,276	1,687,735
	Klabin SA	5,209,277	20,344,745
	Lavvi Empreendimentos Imobiliarios SA	354,400	558,278
	Localiza Rent a Car SA	601,414	4,660,410
	LOG Commercial Properties e Participacoes SA	220,977	849,347
*	Log-in Logistica Intermodal SA	246,000	1,627,489
	Lojas Quero-Quero SA	1,150,994	795,663
	Lojas Renner SA	5,316,628	12,464,041
	LPS Brasil-Consultoria de Imoveis SA	135,100	41,561
*Ω	LWSA SA	2,721,331	2,116,962
	M Dias Branco SA	380,120	1,810,495
*	Magazine Luiza SA	1,044,521	2,044,296
	Marcopolo SA	914,768	761,747
*	Marfrig Global Foods SA	871,085	1,741,816
Ω	Meliuz SA	245,817	242,073
	Melnick Even Desenvolvimento Imobiliario SA	249,906	152,432
	Mills Locacao Servicos e Logistica SA	1,248,913	2,453,157
	Minerva SA	1,575,373	1,751,915

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	22,400	$15,643
*	Moura Dubeux Engenharia SA	371,393	924,518
*	Movida Participacoes SA	1,364,346	1,575,131
*	MPM Corporeos SA	90,300	15,805
*	MRV Engenharia e Participacoes SA	2,764,349	3,289,175
*	Multilaser Industrial SA	266,400	91,843
	Multiplan Empreendimentos Imobiliarios SA	816,039	3,456,820
	Natura & Co. Holding SA	3,290,299	8,685,089
	Neoenergia SA	444,628	1,424,407
*	Oceanpact Servicos Maritimos SA	47,203	54,746
	Odontoprev SA	1,576,968	3,156,083
*	Oncoclinicas do Brasil Servicos Medicos SA	363,909	404,047
*	Orizon Valorizacao de Residuos SA	165,373	1,249,036
	Ouro Fino Saude Animal Participacoes SA	12,400	44,723
	Pet Center Comercio e Participacoes SA	850,269	526,143
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	1,228,197	17,526,371
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	776,944	10,224,583
	Petroleo Brasileiro SA (PETR3 BZ)	16,003,488	114,873,476
	Petroreconcavo SA	1,059,751	3,870,911
	Plano & Plano Desenvolvimento Imobiliario SA	272,300	584,447
	Porto Seguro SA	1,165,320	6,304,428
*	Portobello SA	518,834	415,533
	Positivo Tecnologia SA	610,182	729,265
	PRIO SA	2,499,859	21,236,747
*	Qualicorp Consultoria e Corretora de Seguros SA	561,144	148,814
	Raia Drogasil SA	3,600,683	17,570,052
Ω	Rede D'Or Sao Luiz SA	450,297	2,196,493
	Romi SA	468,069	873,055
	Rumo SA	734,564	2,876,620
	Santos Brasil Participacoes SA	2,423,963	5,618,337
	Sao Carlos Empreendimentos e Participacoes SA	29,500	126,999
	Sao Martinho SA	1,240,994	6,375,942
#*	Sendas Distribuidora SA (ASAI US), ADR	167,412	1,454,810
*	Sendas Distribuidora SA (ASAI3 BZ)	6,136,866	10,654,601
*Ω	Ser Educacional SA	179,900	166,664
*	Serena Energia SA	340,468	520,078
*	Simpar SA	2,003,944	2,242,686
	SLC Agricola SA	1,656,436	5,259,691
	Smartfit Escola de Ginastica e Danca SA	573,477	2,149,468
#	Suzano SA (SUZ US), Sponsored ADR	59,174	564,521
	Suzano SA (SUZB3 BZ)	2,400,104	22,854,698
*	SYN prop e tech SA	149,434	268,689
	Tegma Gestao Logistica SA	242,109	1,036,726
	Telefonica Brasil SA (VIV US), ADR	78,887	677,639
	Telefonica Brasil SA (VIVT3 BZ)	560,193	4,804,498
	TIM SA	2,984,548	9,228,847
	TOTVS SA	864,930	4,243,489
	Transmissora Alianca de Energia Eletrica SA	1,722,371	10,289,493
	Tres Tentos Agroindustrial SA	231,990	438,046
	Trisul SA	450,379	386,188
	Tupy SA	657,319	2,870,465
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	12,552	49,455
	Ultrapar Participacoes SA (UGPA3 BZ)	2,700,243	10,603,042
	Unifique Telecomunicacoes SA	555,056	333,653
	Unipar Carbocloro SA	66,517	599,766
	Usinas Siderurgicas de Minas Gerais SA Usiminas	666,452	711,680
	Vale SA (VALE3 BZ)	8,041,867	87,625,024
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	525,737	1,595,016

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,329,286	$2,028,188
	Vibra Energia SA	3,628,520	14,857,549
	Vittia Fertilizantes E Biologicos SA	35,895	38,712
	Vivara Participacoes SA	382,900	1,628,094
	Vulcabras SA	680,634	1,862,789
	WEG SA	1,824,349	16,340,005
	Wilson Sons SA	432,427	1,203,363
	Wiz Co.	280,403	301,911
	XP, Inc., BDR	64,511	1,111,920
	YDUQS Participacoes SA	2,322,996	4,493,087
*	Zamp SA	1,325,870	778,248
TOTAL BRAZIL			890,291,050
CHILE — (0.4%)
	Aguas Andinas SA, Class A	13,597,790	4,040,899
	Banco de Chile (BCH US), ADR	323,576	7,739,941
	Banco de Chile (CHILE CI)	8,969,120	1,068,533
	Banco de Credito e Inversiones SA	160,011	4,678,989
	Banco Santander Chile (BSAC US), ADR	292,085	5,865,066
	Besalco SA	2,741,825	1,644,731
	Camanchaca SA	49,415	1,951
*	CAP SA	693,358	3,908,938
	Cementos BIO BIO SA	179,409	129,622
	Cencosud SA	4,752,649	8,784,989
	Cencosud Shopping SA	431,753	674,303
	Cia Cervecerias Unidas SA (CCU CI)	111,156	613,799
	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	75,722	831,428
	Cia Sud Americana de Vapores SA	41,057,236	2,821,643
*	Clinica Las Condes SA	371	5,318
	Colbun SA	26,832,857	3,489,874
*	Cristalerias de Chile SA	59,157	172,627
	Embotelladora Andina SA, ADR, Class B	89,302	1,708,347
	Empresa Nacional de Telecomunicaciones SA	1,322,629	3,719,299
	Empresas CMPC SA	3,261,784	5,665,591
	Empresas Copec SA	680,034	4,736,322
*	Empresas Hites SA	1,398,342	142,161
	Enel Americas SA (ENELAM CI)	36,608,644	3,426,200
	Enel Chile SA (ENELCHIL CI)	39,243,224	2,241,577
	Enel Chile SA (ENIC US), ADR	24,772	69,857
*	Engie Energia Chile SA	2,227,124	2,024,067
*	Falabella SA	1,036,680	3,434,046
	Forus SA	455,509	947,894
	Grupo Security SA	5,792,700	1,635,825
	Instituto de Diagnostico SA	4,394	6,962
	Inversiones Aguas Metropolitanas SA	3,027,558	2,211,664
	Inversiones La Construccion SA	238,127	1,868,357
*	Masisa SA	3,525,317	68,682
	Molibdenos y Metales SA	84,693	325,509
	Multiexport Foods SA	3,567,240	799,516
	Parque Arauco SA	3,296,695	5,250,210
	PAZ Corp. SA	1,378,694	807,097
	Plaza SA	465,756	721,968
*	Ripley Corp. SA	6,694,334	1,926,120
	Salfacorp SA	3,631,700	2,151,547
	Sigdo Koppers SA	1,861,026	2,280,949
	SMU SA	13,154,396	2,178,724
	Sociedad Matriz SAAM SA	25,942,048	2,909,090
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	229,724	8,743,295
*	Socovesa SA	1,574,885	111,360

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	SONDA SA	4,050,971	$1,711,784
	Vina Concha y Toro SA	2,965,338	3,718,184
TOTAL CHILE			114,014,855
CHINA — (21.4%)
	360 Security Technology, Inc., Class A	569,234	590,642
	361 Degrees International Ltd.	7,448,000	3,277,277
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	558,134	1,022,067
#*	3D Medicines, Inc.	81,000	40,145
Ω	3SBio, Inc.	14,198,000	11,136,756
*	5I5J Holding Group Co. Ltd., Class A	1,959,200	759,116
	AAC Technologies Holdings, Inc.	6,511,500	23,835,295
	ABA Chemicals Corp., Class A	55,100	40,157
	Accelink Technologies Co. Ltd., Class A	38,635	182,865
*	ADAMA Ltd., Class A	304,000	190,435
*	Addsino Co. Ltd., Class A	359,400	325,423
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,480	97,625
	Advanced Technology & Materials Co. Ltd., Class A	528,400	627,571
*	AECC Aero Science & Technology Co. Ltd., Class A	74,300	163,454
	AECC Aero-Engine Control Co. Ltd., Class A	366,687	1,108,446
	AECC Aviation Power Co. Ltd., Class A	103,572	569,770
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	397,211	514,322
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	181,700	337,458
#*	Agile Group Holdings Ltd.	11,990,465	759,014
*	Agora, Inc., ADR	92,804	232,010
	Agricultural Bank of China Ltd., Class H	89,697,460	40,138,943
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	1,766,774
#*	AIM Vaccine Co. Ltd.	99,400	85,458
#*Ω	AInnovation Technology Group Co. Ltd.	233,300	130,264
#*	Air China Ltd., Class H	2,188,000	990,863
	Aisino Corp., Class A	519,800	587,278
	Ajisen China Holdings Ltd.	4,413,000	547,310
#Ω	AK Medical Holdings Ltd.	2,836,000	1,570,155
*Ω	Akeso, Inc.	688,000	3,725,991
	Alibaba Group Holding Ltd. (9988 HK)	24,960,002	245,611,956
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	697,227	54,976,349
*	Alibaba Health Information Technology Ltd.	1,140,000	482,199
#*	Alibaba Pictures Group Ltd.	94,840,000	4,791,885
#Ω	A-Living Smart City Services Co. Ltd.	5,016,500	1,739,737
*Ω	Alliance International Education Leasing Holdings Ltd.	1,917,000	112,655
	Allmed Medical Products Co. Ltd., Class A	448,600	409,182
	Aluminum Corp. of China Ltd., Class H	22,100,000	12,371,239
	Amlogic Shanghai Co. Ltd., Class A	51,696	472,867
	Amoy Diagnostics Co. Ltd., Class A	232,306	608,254
	An Hui Wenergy Co. Ltd., Class A	828,339	1,017,051
*	ANE Cayman, Inc.	592,000	558,231
#*	Angang Steel Co. Ltd., Class H	15,025,908	2,327,830
	Angel Yeast Co. Ltd., Class A	190,400	789,353
Ω	Angelalign Technology, Inc.	71,000	487,088
	Anhui Anke Biotechnology Group Co. Ltd., Class A	401,600	476,977
	Anhui Conch Cement Co. Ltd., Class H	3,090,000	7,534,140
	Anhui Construction Engineering Group Co. Ltd., Class A	1,394,416	813,288
	Anhui Expressway Co. Ltd., Class H	2,510,000	3,033,410
	Anhui Guangxin Agrochemical Co. Ltd., Class A	606,872	947,565
	Anhui Gujing Distillery Co. Ltd., Class A	55,302	1,439,436
	Anhui Heli Co. Ltd., Class A	408,400	1,019,469
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,113,957	1,595,141
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	349,695	667,699
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	353,813

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	178,200	$496,591
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,932,380	1,182,379
	Anhui Jinhe Industrial Co. Ltd., Class A	245,082	697,527
	Anhui Kouzi Distillery Co. Ltd., Class A	180,428	953,483
*	Anhui Tatfook Technology Co. Ltd., Class A	492,400	479,413
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	357,932	421,783
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	822,400	713,348
	Anhui Xinbo Aluminum Co. Ltd., Class A	106,540	194,949
	Anhui Xinhua Media Co. Ltd., Class A	739,600	643,693
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,445,293
	Anhui Yingliu Electromechanical Co. Ltd., Class A	206,300	350,771
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	911,000	1,530,209
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	49,921	795,762
	Anjoy Foods Group Co. Ltd., Class A	95,734	1,052,776
	Anker Innovations Technology Co. Ltd., Class A	91,130	685,911
	ANTA Sports Products Ltd.	3,589,400	32,128,135
	Anton Oilfield Services Group	22,048,000	1,576,907
*	Anyang Iron & Steel, Inc., Class A	424,900	85,869
	Aoshikang Technology Co. Ltd., Class A	176,500	637,011
	Aotecar New Energy Technology Co. Ltd., Class A	1,733,400	588,630
*	Aowei Holdings Ltd.	187,000	9,542
	Apeloa Pharmaceutical Co. Ltd., Class A	400,000	796,396
	ApicHope Pharmaceutical Co. Ltd., Class A	219,490	484,071
	Appotronics Corp. Ltd., Class A	34,837	75,093
	APT Satellite Holdings Ltd.	2,260,000	621,909
	Arcsoft Corp. Ltd., Class A	6,407	24,219
	Arctech Solar Holding Co. Ltd., Class A	29,015	261,592
*Ω	Arrail Group Ltd.	138,000	75,376
#*Ω	Ascletis Pharma, Inc.	1,954,000	281,736
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	243,400	522,181
	Asia Cement China Holdings Corp.	3,848,000	1,421,202
Ω	AsiaInfo Technologies Ltd.	1,446,800	845,236
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	311,300	316,998
	Asymchem Laboratories Tianjin Co. Ltd., Class A	81,060	831,483
	Aurisco Pharmaceutical Co. Ltd., Class A	74,800	252,287
	Autel Intelligent Technology Corp. Ltd., Class A	177,112	635,315
	Autobio Diagnostics Co. Ltd., Class A	70,755	412,385
	Avary Holding Shenzhen Co. Ltd., Class A	478,631	2,474,942
	AVIC Industry-Finance Holdings Co. Ltd., Class A	1,167,600	389,430
	AviChina Industry & Technology Co. Ltd., Class H	19,743,212	9,657,830
	Avicopter PLC, Class A	98,700	576,380
	Bafang Electric Suzhou Co. Ltd., Class A	91,827	243,511
Ω	BAIC Motor Corp. Ltd., Class H	18,220,000	4,922,167
*	Baidu, Inc. (9888 HK), Class A	877,050	9,724,380
*	Baidu, Inc. (BIDU US), Sponsored ADR	317,226	28,096,707
#Ω	BAIOO Family Interactive Ltd.	7,872,000	229,458
*Ω	Bairong, Inc.	363,000	420,951
	Baiyin Nonferrous Group Co. Ltd., Class A	647,900	244,419
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,436,450
	Bank of Changsha Co. Ltd., Class A	944,747	983,570
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,654,403
	Bank of China Ltd., Class H	184,558,702	82,181,791
	Bank of Chongqing Co. Ltd., Class H	4,550,500	2,956,799
	Bank of Communications Co. Ltd., Class H	20,612,618	14,976,894
*	Bank of Gansu Co. Ltd., Class H	80,000	3,131
	Bank of Guiyang Co. Ltd., Class A	1,097,100	798,462
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	1,877,153
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	4,708,462
	Bank of Nanjing Co. Ltd., Class A	2,535,196	3,541,062

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Ningbo Co. Ltd., Class A	1,555,049	$4,628,729
Ω	Bank of Qingdao Co. Ltd., Class H	388,500	116,284
	Bank of Shanghai Co. Ltd., Class A	2,128,012	2,146,299
	Bank of Suzhou Co. Ltd., Class A	832,459	829,159
	Baoji Titanium Industry Co. Ltd., Class A	99,700	341,213
	Baoshan Iron & Steel Co. Ltd., Class A	5,045,737	4,746,485
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	1,006,100	483,243
	Baowu Magnesium Technology Co. Ltd., Class A	580,463	822,585
	Baoxiniao Holding Co. Ltd., Class A	1,125,352	657,403
*	Baoye Group Co. Ltd., Class H	1,560,440	963,563
*	Baozun, Inc. (9991 HK), Class A	21,000	16,757
*	Baozun, Inc. (BZUN US), Sponsored ADR	310,903	736,840
	BBMG Corp., Class H	18,622,404	1,405,362
*	Be Friends Holding Ltd.	956,000	171,751
	Bear Electric Appliance Co. Ltd., Class A	80,296	538,680
	Beauty Farm Medical & Health Industry, Inc.	14,500	30,924
	Befar Group Co. Ltd., Class A	1,117,900	549,446
	Beibuwan Port Co. Ltd., Class A	1,115,145	1,181,732
*	BeiGene Ltd. (6160 HK)	330,000	4,198,505
#*	BeiGene Ltd. (BGNE US), ADR	5,202	866,549
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	230,068	416,978
	Beijing Balance Medical Technology Co. Ltd., Class A	3,911	55,213
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	142,052	416,003
*	Beijing Capital Development Co. Ltd., Class A	1,531,900	452,986
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	1,709,450
*	Beijing Capital International Airport Co. Ltd., Class H	13,942,000	4,640,038
	Beijing Career International Co. Ltd., Class A	108,418	224,631
	Beijing Changjiu Logistics Corp., Class A	82,900	82,791
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	337,250	351,872
*	Beijing Compass Technology Development Co. Ltd., Class A	46,200	257,959
	Beijing CTJ Information Technology Co. Ltd., Class A	51,360	141,193
*	Beijing Cuiwei Tower Co. Ltd., Class A	230,800	197,611
	Beijing Dabeinong Technology Group Co. Ltd., Class A	652,100	369,229
	Beijing Dahao Technology Corp. Ltd., Class A	283,780	505,957
	Beijing Easpring Material Technology Co. Ltd., Class A	204,800	873,183
	Beijing eGOVA Co. Ltd., Class A	217,260	431,270
	Beijing Energy International Holding Co. Ltd.	22,298,000	465,362
	Beijing Enterprises Holdings Ltd.	3,690,028	12,243,722
	Beijing Enterprises Water Group Ltd.	31,458,469	9,706,531
*††	Beijing Gas Blue Sky Holdings Ltd.	7,216,000	28,656
	Beijing Gehua CATV Network Co. Ltd., Class A	612,000	515,361
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	725,064	529,330
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,382,656	415,651
	Beijing Haohua Energy Resource Co. Ltd., Class A	401,000	446,972
*	Beijing Health Holdings Ltd.	13,284,000	131,161
*	Beijing Highlander Digital Technology Co. Ltd., Class A	33,600	30,979
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	20,995	271,218
*	Beijing Jetsen Technology Co. Ltd., Class A	1,474,891	792,725
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,272,000	1,722,591
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,441,970	493,416
	Beijing Kingsoft Office Software, Inc., Class A	19,457	567,756
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	187,962
*	Beijing Leike Defense Technology Co. Ltd., Class A	787,500	406,644
	Beijing New Building Materials PLC, Class A	425,879	1,530,644
	Beijing North Star Co. Ltd., Class H	5,940,000	479,430
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	683,355	602,123
	Beijing Oriental Jicheng Co. Ltd., Class A	166,400	509,920

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co. Ltd., Class A	664,873	$389,166
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	283,821
	Beijing Roborock Technology Co. Ltd., Class A	22,438	976,777
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	167,814	282,964
	Beijing Sanyuan Foods Co. Ltd., Class A	567,100	302,197
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	255,300	225,035
	Beijing Shiji Information Technology Co. Ltd., Class A	367,809	285,156
	Beijing Shougang Co. Ltd., Class A	1,391,400	537,253
*	Beijing Shunxin Agriculture Co. Ltd., Class A	257,200	611,201
	Beijing Sifang Automation Co. Ltd., Class A	108,800	262,120
	Beijing Sinnet Technology Co. Ltd., Class A	563,510	645,801
*	Beijing Sinohytec Co. Ltd., Class H	3,990	11,970
	Beijing SL Pharmaceutical Co. Ltd., Class A	514,965	513,253
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	1,030,945	518,654
	Beijing Strong Biotechnologies, Inc., Class A	370,505	698,828
	Beijing SuperMap Software Co. Ltd., Class A	150,100	310,315
*	Beijing Teamsun Technology Co. Ltd., Class A	418,180	230,047
*	Beijing Thunisoft Corp. Ltd., Class A	495,900	338,362
	Beijing Tiantan Biological Products Corp. Ltd., Class A	94,644	326,035
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,825,000	2,008,944
	Beijing Tongrentang Co. Ltd., Class A	161,472	833,707
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	754,145
	Beijing United Information Technology Co. Ltd., Class A	356,374	1,088,900
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,744,000	341,439
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	133,602	1,275,955
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	267,143
	Beijing WKW Automotive Parts Co. Ltd., Class A	842,200	343,862
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	1,002,478
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	116,607	658,062
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	522,405	601,028
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,589,552	2,842,213
*	Beiqi Foton Motor Co. Ltd., Class A	2,253,300	890,469
*	Bengang Steel Plates Co. Ltd., Class A	1,161,618	427,458
	Best Pacific International Holdings Ltd., Class H	1,450,000	420,318
	Bestore Co. Ltd., Class A	270,452	420,332
*	Bestway Marine & Energy Technology Co. Ltd., Class A	768,900	415,923
	Bethel Automotive Safety Systems Co. Ltd., Class A	98,700	572,031
	Betta Pharmaceuticals Co. Ltd., Class A	55,156	260,665
	Beyondsoft Corp., Class A	221,300	245,387
	BGI Genomics Co. Ltd., Class A	91,500	457,226
	Biem.L.Fdlkk Garment Co. Ltd., Class A	255,400	769,150
	Binhai Investment Co. Ltd.	1,401,053	204,489
	Binjiang Service Group Co. Ltd.	405,000	812,093
*	Bio-Thera Solutions Ltd., Class A	14,875	44,954
	Black Peony Group Co. Ltd., Class A	623,982	319,253
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	44,950	385,688
Ω	Blue Moon Group Holdings Ltd.	1,618,500	418,843
*	Blue Sail Medical Co. Ltd., Class A	592,028	364,785
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	617,047	459,154
	Bluestar Adisseo Co., Class A	158,300	245,018
Ω	BOC Aviation Ltd.	987,900	8,668,552
	BOC International China Co. Ltd., Class A	334,200	435,102
*	BOE HC SemiTek Corp., Class A	581,200	346,065
	BOE Technology Group Co. Ltd., Class A	8,878,279	4,847,603
#	BOE Varitronix Ltd.	2,270,000	1,298,972
*	Bohai Leasing Co. Ltd., Class A	3,839,185	1,542,376
	Bomin Electronics Co. Ltd., Class A	226,700	249,639
	Bosideng International Holdings Ltd.	24,350,157	12,171,451

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Boyaa Interactive International Ltd.	259,000	$56,771
	Bright Dairy & Food Co. Ltd., Class A	641,369	729,643
	BrightGene Bio-Medical Technology Co. Ltd., Class A	123,412	460,725
*	Brii Biosciences Ltd.	186,500	24,315
††	Brilliance China Automotive Holdings Ltd.	20,104,000	9,839,065
	Bros Eastern Co. Ltd., Class A	188,700	123,340
	B-Soft Co. Ltd., Class A	937,315	447,682
	BTG Hotels Group Co. Ltd., Class A	517,771	889,206
#*	Burning Rock Biotech Ltd., ADR	1,092	8,017
	BYD Co. Ltd., Class H	2,014,800	59,647,674
	BYD Electronic International Co. Ltd.	3,554,222	13,832,584
	By-health Co. Ltd., Class A	343,429	644,248
*	C C Land Holdings Ltd.	13,761,530	2,116,745
#	C&D International Investment Group Ltd.	3,840,030	6,436,356
	C&D Property Management Group Co. Ltd.	776,000	277,159
	C&S Paper Co. Ltd., Class A	419,590	420,898
	Caitong Securities Co. Ltd., Class A	800,190	763,058
	Camel Group Co. Ltd., Class A	858,100	889,989
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	1,014,368	439,845
	Canmax Technologies Co. Ltd., Class A	362,280	870,682
	Canny Elevator Co. Ltd., Class A	499,100	403,909
#*Ω	CanSino Biologics, Inc., Class H	397,600	959,783
	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,585,996
*	Capital Environment Holdings Ltd.	13,364,000	152,197
	Castech, Inc., Class A	179,157	573,600
	CCCC Design & Consulting Group Co. Ltd., Class A	478,400	606,358
	CCS Supply Chain Management Co. Ltd., Class A	693,900	372,598
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	121,700	96,794
	CECEP Solar Energy Co. Ltd., Class A	1,195,800	736,866
	CECEP Wind-Power Corp., Class A	1,906,790	794,624
	Center International Group Co. Ltd., Class A	141,500	152,490
	Central China Land Media Co. Ltd., Class A	379,543	539,814
	Central China Management Co. Ltd.	6,510,074	91,658
	Central China New Life Ltd.	2,033,000	325,954
	Central China Securities Co. Ltd., Class H	6,718,000	927,243
*	CETC Chips Technology, Inc., Class A	132,200	205,872
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	196,566
	CETC Digital Technology Co. Ltd., Class A	277,865	677,746
#	CGN New Energy Holdings Co. Ltd.	13,504,000	4,024,698
*	CGN Nuclear Technology Development Co. Ltd., Class A	518,900	448,908
Ω	CGN Power Co. Ltd., Class H	24,536,000	10,019,743
	Changchun Faway Automobile Components Co. Ltd., Class A	518,610	573,631
	Changchun High-Tech Industry Group Co. Ltd., Class A	88,818	1,165,941
	Changchun UP Optotech Co. Ltd., Class A	63,500	265,010
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	525,125	180,934
	Changjiang Publishing & Media Co. Ltd., Class A	694,600	777,849
	Changjiang Securities Co. Ltd., Class A	1,004,899	720,692
	Changshu Fengfan Power Equipment Co. Ltd., Class A	30,300	16,642
*	ChangYuan Technology Group Ltd., Class A	433,400	232,260
	Changzheng Engineering Technology Co. Ltd., Class A	197,700	332,245
	Changzhou Qianhong Biopharma Co. Ltd., Class A	651,000	490,884
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	883,698
*	Chanjet Information Technology Co. Ltd., Class H	50,100	20,272
	Chaoju Eye Care Holdings Ltd.	898,500	335,533
	Chaowei Power Holdings Ltd.	4,943,000	922,208
	Chaozhou Three-Circle Group Co. Ltd., Class A	300,473	1,363,271
Ω	Cheerwin Group Ltd.	262,000	60,433
*	Chen Lin Education Group Holdings Ltd.	544,000	101,566
	Cheng De Lolo Co. Ltd., Class A	639,500	699,392

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu ALD Aviation Manufacturing Corp., Class A	77,820	$157,097
	Chengdu B-Ray Media Co. Ltd., Class A	378,300	192,141
*	Chengdu CORPRO Technology Co. Ltd., Class A	64,700	131,913
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	264,830	424,401
	Chengdu Galaxy Magnets Co. Ltd., Class A	156,372	317,912
	Chengdu Guibao Science & Technology Co. Ltd., Class A	172,300	282,486
	Chengdu Hongqi Chain Co. Ltd., Class A	978,900	595,882
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	430,741	1,246,478
	Chengdu Kanghua Biological Products Co. Ltd., Class A	84,825	623,345
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	391,732
	Chengdu Spaceon Electronics Co. Ltd., Class A	32,448	58,536
	Chengdu Wintrue Holding Co. Ltd., Class A	664,000	630,225
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	759,658
	Chengtun Mining Group Co. Ltd., Class A	1,384,800	912,080
	Chenguang Biotech Group Co. Ltd., Class A	381,046	424,676
	Chengxin Lithium Group Co. Ltd., Class A	378,500	682,134
	Chengzhi Co. Ltd., Class A	351,800	348,044
#	Chervon Holdings Ltd.	107,900	246,581
	Chifeng Jilong Gold Mining Co. Ltd., Class A	540,200	1,473,102
*	Chiho Environmental Group Ltd.	602,000	45,376
*	China Aerospace International Holdings Ltd.	12,782,600	473,783
	China Aircraft Leasing Group Holdings Ltd.	1,894,500	682,097
*	China Anchu Energy Storage Group Ltd.	946,000	35,073
	China Animal Husbandry Industry Co. Ltd., Class A	477,500	441,958
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	995,809
	China Baoan Group Co. Ltd., Class A	719,012	839,042
	China Bester Group Telecom Co. Ltd., Class A	40,690	116,880
	China BlueChemical Ltd., Class H	14,285,122	3,563,046
#*Ω	China Bohai Bank Co. Ltd., Class H	6,723,500	808,906
*	China Boton Group Co. Ltd.	172,000	40,387
	China CAMC Engineering Co. Ltd., Class A	670,993	679,184
	China Chengtong Development Group Ltd.	546,000	5,624
#	China Chunlai Education Group Co. Ltd.	539,000	322,475
	China Cinda Asset Management Co. Ltd., Class H	66,127,000	5,420,444
	China CITIC Bank Corp. Ltd., Class H	27,169,607	16,259,115
#*††Ω	China CITIC Financial Asset Management Co. Ltd., Class H	23,960,000	1,150,406
	China Coal Energy Co. Ltd., Class H	11,418,168	11,567,876
	China Coal Xinji Energy Co. Ltd., Class A	720,500	860,609
	China Communications Services Corp. Ltd., Class H	18,747,327	9,631,481
#	China Conch Environment Protection Holdings Ltd.	10,016,000	1,027,067
	China Conch Venture Holdings Ltd.	10,350,500	9,045,312
	China Construction Bank Corp., Class H	279,316,302	195,042,600
	China CSSC Holdings Ltd., Class A	181,178	1,028,390
	China CYTS Tours Holding Co. Ltd., Class A	414,700	573,092
	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	3,846,976
	China Design Group Co. Ltd., Class A	663,745	826,032
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	7,090,000	1,324,405
#*††	China Dili Group	10,753,661	170,399
	China Dongxiang Group Co. Ltd.	20,490,888	799,703
#Ω	China East Education Holdings Ltd.	4,509,000	1,428,796
#*	China Eastern Airlines Corp. Ltd., Class H	9,252,000	2,417,638
#	China Education Group Holdings Ltd.	9,974,962	5,165,994
	China Electronics Huada Technology Co. Ltd.	5,530,000	801,994
	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	226,974
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	3,652,000	392,663
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	7,215,075	2,206,490
	China Enterprise Co. Ltd., Class A	2,240,978	830,552
	China Everbright Bank Co. Ltd., Class H	9,311,000	2,811,269
#	China Everbright Environment Group Ltd.	18,036,777	8,148,091

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	China Everbright Greentech Ltd.	5,292,000	$460,172
	China Everbright Ltd.	8,590,896	4,293,833
*	China Express Airlines Co. Ltd., Class A	627,600	546,414
Ω	China Feihe Ltd.	30,700,000	13,903,748
*	China Film Co. Ltd., Class A	551,800	820,209
*	China Financial Services Holdings Ltd.	71,200	1,637
*	China First Heavy Industries Co. Ltd., Class A	1,603,900	537,275
	China Foods Ltd.	8,252,000	2,872,941
	China Galaxy Securities Co. Ltd., Class H	13,405,000	6,860,918
	China Gas Holdings Ltd.	19,774,200	17,983,060
#	China Glass Holdings Ltd.	3,692,000	259,030
#*	China Gold International Resources Corp. Ltd. (2099 HK)	1,757,600	9,596,062
	China Great Wall Securities Co. Ltd., Class A	583,600	567,890
*	China Greatwall Technology Group Co. Ltd., Class A	386,800	465,844
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	422,505	514,576
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	19,076
	China Haisum Engineering Co. Ltd., Class A	157,400	193,583
	China Hanking Holdings Ltd.	4,987,000	560,631
#	China Harmony Auto Holding Ltd.	5,879,000	334,682
*	China Harzone Industry Corp. Ltd., Class A	467,420	438,975
*	China High Speed Railway Technology Co. Ltd., Class A	1,255,792	370,405
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	519,127
#	China Hongqiao Group Ltd.	12,673,500	15,786,183
#††	China Huiyuan Juice Group Ltd.	2,951,846	132,463
#Ω	China International Capital Corp. Ltd., Class H	4,155,600	4,631,801
	China International Marine Containers Group Co. Ltd., Class H	5,665,540	4,401,585
#	China Isotope & Radiation Corp.	279,600	381,656
	China Jinmao Holdings Group Ltd.	43,716,043	3,466,223
	China Jushi Co. Ltd., Class A	976,507	1,435,922
	China Kepei Education Group Ltd.	3,464,000	638,390
	China Kings Resources Group Co. Ltd., Class A	271,250	1,006,316
	China Leadshine Technology Co. Ltd., Class A	119,900	329,699
	China Lesso Group Holdings Ltd.	11,467,000	4,551,753
	China Life Insurance Co. Ltd., Class H	5,744,000	7,968,972
	China Lilang Ltd.	3,654,000	1,971,201
*Ω	China Literature Ltd.	2,125,000	6,885,865
*	China Longevity Group Co. Ltd.	893,399	29,388
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	6,707,891
*††	China Maple Leaf Educational Systems Ltd.	12,100,000	387,355
	China Medical System Holdings Ltd.	12,644,800	10,486,615
	China Meheco Group Co. Ltd., Class A	528,901	757,796
#	China Meidong Auto Holdings Ltd.	3,770,000	994,327
	China Mengniu Dairy Co. Ltd.	12,143,000	20,318,792
	China Merchants Bank Co. Ltd., Class H	15,816,646	65,557,242
	China Merchants Energy Shipping Co. Ltd., Class A	2,507,196	2,707,183
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	249,300	425,048
	China Merchants Land Ltd.	12,962,000	439,089
	China Merchants Port Holdings Co. Ltd.	10,159,122	14,938,319
	China Merchants Property Operation & Service Co. Ltd., Class A	634,200	871,669
#Ω	China Merchants Securities Co. Ltd., Class H	944,660	751,322
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	667,151	811,919
#††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	17,479,460	6,194,902
#	China Modern Dairy Holdings Ltd.	24,203,000	2,077,787
	China National Accord Medicines Corp. Ltd., Class A	365,129	1,530,512
	China National Building Material Co. Ltd., Class H	34,312,150	11,372,116
	China National Chemical Engineering Co. Ltd., Class A	1,409,800	1,462,286
	China National Electric Apparatus Research Institute Co. Ltd., Class A	83,508	194,061

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Gold Group Gold Jewellery Co. Ltd., Class A	357,600	$443,075
	China National Medicines Corp. Ltd., Class A	340,082	1,586,708
	China National Nuclear Power Co. Ltd., Class A	4,248,021	6,486,908
*	China National Software & Service Co. Ltd., Class A	40,619	173,902
Ω	China New Higher Education Group Ltd.	7,011,000	1,774,080
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	983,500	651,005
	China Nonferrous Mining Corp. Ltd.	12,399,000	8,830,589
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	382,818	927,503
*	China Nuclear Energy Technology Corp. Ltd.	1,180,000	47,618
*	China Oil & Gas Group Ltd.	33,760,000	832,375
	China Oilfield Services Ltd., Class H	8,704,000	7,667,298
	China Oriental Group Co. Ltd.	10,070,000	1,533,620
#	China Overseas Grand Oceans Group Ltd.	16,690,450	3,432,516
	China Overseas Land & Investment Ltd.	9,112,033	14,730,832
#	China Overseas Property Holdings Ltd.	9,516,344	5,717,322
	China Pacific Insurance Group Co. Ltd., Class H	9,671,665	25,707,437
	China Petroleum & Chemical Corp., Class H	83,340,400	53,411,502
	China Power International Development Ltd.	22,822,600	10,742,757
	China Publishing & Media Co. Ltd., Class A	1,060,293	865,674
*	China Qinfa Group Ltd.	112,000	11,607
	China Railway Group Ltd., Class H	15,536,000	7,576,309
	China Railway Hi-tech Industry Co. Ltd., Class A	780,700	810,382
*	China Railway Materials Co. Ltd., Class A	1,088,000	381,353
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,203,000	2,158,032
	China Railway Tielong Container Logistics Co. Ltd., Class A	1,063,200	918,451
*	China Rare Earth Holdings Ltd.	9,802,399	382,477
	China Reinsurance Group Corp., Class H	29,648,000	2,010,900
#*††Ω	China Renaissance Holdings Ltd.	803,800	139,919
*	China Resource & Environment Co. Ltd., Class A	410,300	266,927
	China Resources Beer Holdings Co. Ltd.	4,903,661	15,254,916
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	196,700	863,278
#	China Resources Building Materials Technology Holdings Ltd.	18,498,946	4,254,766
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	971,381
	China Resources Gas Group Ltd.	5,391,100	18,296,196
	China Resources Land Ltd.	12,404,110	37,077,006
	China Resources Medical Holdings Co. Ltd.	7,265,000	2,978,051
	China Resources Microelectronics Ltd., Class A	96,230	529,662
Ω	China Resources Mixc Lifestyle Services Ltd.	1,765,000	4,947,659
Ω	China Resources Pharmaceutical Group Ltd.	12,377,000	8,463,117
	China Resources Power Holdings Co. Ltd.	6,312,820	17,365,518
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	321,860	1,838,723
#	China Risun Group Ltd.	8,780,000	3,347,569
*	China Ruifeng Renewable Energy Holdings Ltd.	652,400	42,529
#*	China Ruyi Holdings Ltd.	26,036,000	6,959,850
*	China Sanjiang Fine Chemicals Co. Ltd.	6,240,000	1,353,198
	China Science Publishing & Media Ltd., Class A	131,700	330,518
*	China Shanshui Cement Group Ltd.	80,000	5,435
Ω	China Shengmu Organic Milk Ltd.	6,000,000	141,117
	China Shenhua Energy Co. Ltd., Class H	11,838,000	49,223,707
	China Shineway Pharmaceutical Group Ltd.	2,695,000	2,776,078
*	China Shuifa Singyes Energy Holdings Ltd.	97,000	3,842
*	China Silver Group Ltd.	1,098,000	37,900
	China South Publishing & Media Group Co. Ltd., Class A	681,834	1,115,100
*	China Southern Airlines Co. Ltd., Class H	7,790,000	2,861,571
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	989,919	585,146
	China Southern Power Grid Technology Co. Ltd., Class A	27,024	101,924
	China Starch Holdings Ltd.	20,025,000	469,673

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction Development Holdings Ltd.	3,664,000	$977,975
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	6,071,135
	China State Construction International Holdings Ltd.	15,588,000	21,791,926
#*	China Sunshine Paper Holdings Co. Ltd.	5,651,500	1,552,753
	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	4,323,844
	China Taiping Insurance Holdings Co. Ltd.	11,356,330	12,090,401
	China Testing & Certification International Group Co. Ltd., Class A	443,588	354,509
*††	China Tianrui Group Cement Co. Ltd.	22,000	101
	China Tianying, Inc., Class A	1,716,946	1,096,199
#	China Tobacco International HK Co. Ltd.	892,000	1,783,483
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	83,800	592,090
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	107,317	1,019,691
Ω	China Tower Corp. Ltd., Class H	212,714,000	26,099,689
*	China Traditional Chinese Medicine Holdings Co. Ltd.	23,080,000	9,752,803
	China TransInfo Technology Co. Ltd., Class A	440,442	536,701
	China Travel International Investment Hong Kong Ltd.	19,629,892	2,765,491
	China Tungsten & Hightech Materials Co. Ltd., Class A	908,960	1,081,434
#*	China Vanke Co. Ltd., Class H	8,521,976	4,673,037
*††	China Vered Financial Holding Corp. Ltd.	35,750,000	259,864
	China Water Affairs Group Ltd.	6,172,000	4,009,028
	China West Construction Group Co. Ltd., Class A	805,700	573,682
	China World Trade Center Co. Ltd., Class A	243,400	719,601
	China XD Electric Co. Ltd., Class A	691,300	685,977
	China XLX Fertiliser Ltd.	5,302,000	2,432,927
	China Yangtze Power Co. Ltd., Class A	2,583,803	10,677,227
	China Yongda Automobiles Services Holdings Ltd.	9,393,500	1,875,584
*Ω	China Youran Dairy Group Ltd.	1,626,000	232,961
#*Ω	China Yuhua Education Corp. Ltd.	17,680,000	985,234
*	China ZhengTong Auto Services Holdings Ltd.	7,360,500	132,118
	China Zhenhua Group Science & Technology Co. Ltd., Class A	142,000	797,984
	China Zheshang Bank Co. Ltd., Class H	1,699,599	461,279
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	809,474	180,362
#††	China Zhongwang Holdings Ltd.	14,337,979	578,081
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	262,500	268,024
	Chinasoft International Ltd.	18,882,000	9,201,267
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	481,672	869,141
	Chongqing Brewery Co. Ltd., Class A	158,000	1,355,351
	Chongqing Changan Automobile Co. Ltd., Class A	1,146,536	2,316,636
	Chongqing Chuanyi Automation Co. Ltd., Class A	278,349	707,780
	Chongqing Department Store Co. Ltd., Class A	245,621	653,202
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	1,242,648	1,789,921
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	452,930	783,115
	Chongqing Gas Group Corp. Ltd., Class A	539,100	419,382
	Chongqing Machinery & Electric Co. Ltd., Class H	3,331,962	234,429
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	21,400	36,784
	Chongqing Port Co. Ltd., Class A	685,000	355,611
	Chongqing Road & Bridge Co. Ltd., Class A	418,600	236,577
	Chongqing Rural Commercial Bank Co. Ltd., Class H	17,037,000	8,821,330
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,582,058
	Chongqing Taiji Industry Group Co. Ltd., Class A	134,500	471,663
	Chongqing Zhifei Biological Products Co. Ltd., Class A	465,567	1,826,292
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	1,266,506
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	750,100	561,019
	Chow Tai Seng Jewellery Co. Ltd., Class A	543,089	910,773
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	15,291
	CIG Shanghai Co. Ltd., Class A	74,100	315,076
	CIMC Enric Holdings Ltd.	6,088,000	5,665,174
	Cisen Pharmaceutical Co. Ltd., Class A	296,700	547,633

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Heavy Industries Co. Ltd., Class A	617,700	$324,248
	CITIC Ltd.	15,338,567	14,141,659
	CITIC Resources Holdings Ltd.	24,842,000	1,238,159
	CITIC Securities Co. Ltd., Class H	4,247,150	6,387,308
	City Development Environment Co. Ltd., Class A	492,240	805,186
*	Citychamp Watch & Jewellery Group Ltd.	8,878,000	1,112,980
*Ω	Cloud Music, Inc.	33,450	406,775
*	ClouDr Group Ltd.	28,900	6,407
#*	CMGE Technology Group Ltd.	9,486,000	1,033,664
	CMOC Group Ltd., Class H	11,451,000	9,132,847
	CMST Development Co. Ltd., Class A	1,217,100	828,065
*	CNFinance Holdings Ltd., ADR	48,387	52,258
	CNGR Advanced Material Co. Ltd., Class A	144,799	599,399
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	1,696,273	800,932
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,389,507
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	737,290	766,623
*	COFCO Biotechnology Co. Ltd., Class A	524,083	370,523
#*	COFCO Joycome Foods Ltd.	22,442,000	4,542,014
	COFCO Sugar Holding Co. Ltd., Class A	780,453	947,811
	Cofoe Medical Technology Co. Ltd., Class A	91,950	408,352
*	COL Group Co. Ltd., Class A	32,800	92,969
	Comba Telecom Systems Holdings Ltd.	14,060,000	1,566,900
	Concord New Energy Group Ltd.	61,435,909	4,638,072
*	Congyu Intelligent Agricultural Holdings Ltd.	82,000	20,839
	Consun Pharmaceutical Group Ltd.	3,672,000	2,629,337
	Contec Medical Systems Co. Ltd., Class A	22,900	41,580
	Contemporary Amperex Technology Co. Ltd., Class A	972,520	25,056,599
	Continental Aerospace Technologies Holding Ltd.	16,594,207	287,752
*††	Coolpad Group Ltd.	20,470,000	117,902
#	COSCO SHIPPING Development Co. Ltd., Class H	27,918,300	3,356,968
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,972,000	7,164,136
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,681,349	20,966,607
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	1,715,419
#	COSCO SHIPPING Ports Ltd.	10,466,782	6,222,004
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	489,600	396,091
	COSCO SHIPPING Technology Co. Ltd., Class A	89,400	177,229
	CPMC Holdings Ltd.	5,190,000	4,618,627
	CQ Pharmaceutical Holding Co. Ltd., Class A	1,145,354	752,650
#*	Crazy Sports Group Ltd.	16,280,600	241,615
	CRRC Corp. Ltd., Class H	7,117,000	4,409,993
	Crystal Clear Electronic Material Co. Ltd., Class A	279,066	282,229
Ω	CSC Financial Co. Ltd., Class H	1,980,500	1,400,704
	CSG Holding Co. Ltd., Class A	1,475,396	1,029,165
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	210,657	714,270
	CSPC Pharmaceutical Group Ltd.	45,340,400	33,726,262
#	CSSC Hong Kong Shipping Co. Ltd.	9,522,000	1,914,857
*	CSSC Science & Technology Co. Ltd., Class A	254,200	468,139
	CTS International Logistics Corp. Ltd., Class A	921,700	712,732
*	CWT International Ltd.	23,990,000	218,011
	Cybrid Technologies, Inc., Class A	117,700	166,978
*	Da Ming International Holdings Ltd.	112,000	12,346
	Daan Gene Co. Ltd., Class A	442,980	310,631
#*	Dada Nexus Ltd., ADR	58,015	76,580
	Dajin Heavy Industry Co. Ltd., Class A	267,400	818,831
	Dalian Bio-Chem Co. Ltd., Class A	84,672	133,827
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,144,363	679,789
#	Dalipal Holdings Ltd.	1,708,000	892,396
	Daqin Railway Co. Ltd., Class A	2,784,238	2,685,257
	Dashang Co. Ltd., Class A	252,375	562,308

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	378,556	$688,987
	Datang International Power Generation Co. Ltd., Class H	11,504,000	2,313,141
*	Datang Telecom Technology Co. Ltd., Class A	214,400	154,013
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	836,021
	Dazhong Transportation Group Co. Ltd., Class A	576,400	793,488
	Dazzle Fashion Co. Ltd., Class A	50,940	75,630
	DBG Technology Co. Ltd., Class A	404,756	1,147,887
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	714,419
	Deppon Logistics Co. Ltd., Class A	455,000	811,988
*	Dezhan Healthcare Co. Ltd., Class A	1,012,400	334,720
	DHC Software Co. Ltd., Class A	697,312	447,207
	Dian Diagnostics Group Co. Ltd., Class A	420,879	730,889
	Digital China Group Co. Ltd., Class A	264,025	865,534
	Digital China Holdings Ltd.	4,564,000	1,863,574
	Digital China Information Service Group Co. Ltd., Class A	476,857	586,873
#*	Dingdang Health Technology Group Ltd.	681,000	85,320
	Dirui Industrial Co. Ltd., Class A	72,900	167,513
	Do-Fluoride New Materials Co. Ltd., Class A	356,151	540,391
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	898,479
	Dongfang Electric Corp. Ltd., Class H	1,409,200	1,890,331
	Dongfang Electronics Co. Ltd., Class A	694,153	1,081,301
	Dongfeng Electronic Technology Co. Ltd., Class A	163,230	207,113
*	Dongfeng Motor Group Co. Ltd., Class H	17,316,000	5,076,804
	Dongguan Aohai Technology Co. Ltd., Class A	91,640	403,120
	Dongguan Development Holdings Co. Ltd., Class A	579,900	823,810
	Dongguan Yutong Optical Technology Co. Ltd., Class A	79,700	151,177
	Donghua Testing Technology Co. Ltd., Class A	36,300	167,989
*	Dongjiang Environmental Co. Ltd., Class H	1,449,995	289,705
	Dongxing Securities Co. Ltd., Class A	608,855	740,846
	Dongyue Group Ltd.	14,954,000	13,029,018
#*	DouYu International Holdings Ltd.	67,516	1,141,015
	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,883,000	985,300
	Eaglerise Electric & Electronic China Co. Ltd., Class A	141,100	341,458
#*Ω	East Buy Holding Ltd.	1,421,000	1,973,495
	East Group Co. Ltd., Class A	54,300	20,441
	East Money Information Co. Ltd., Class A	1,433,677	2,210,007
	Eastcompeace Technology Co. Ltd., Class A	128,700	146,358
	Easyhome New Retail Group Co. Ltd., Class A	2,031,500	723,533
	E-Commodities Holdings Ltd.	14,498,000	2,929,500
	Ecovacs Robotics Co. Ltd., Class A	61,792	352,206
	Edan Instruments, Inc., Class A	275,088	317,568
	Edifier Technology Co. Ltd., Class A	386,400	633,758
	Edvantage Group Holdings Ltd.	3,002,088	857,028
	EEKA Fashion Holdings Ltd.	1,651,500	1,923,690
	EIT Environmental Development Group Co. Ltd., Class A	218,919	371,014
	Electric Connector Technology Co. Ltd., Class A	162,850	771,909
*	Elion Energy Co. Ltd., Class A	1,910,265	100,442
	EmbedWay Technologies Shanghai Corp., Class A	35,900	118,497
	ENN Energy Holdings Ltd.	2,178,700	15,244,930
	ENN Natural Gas Co. Ltd., Class A	662,095	1,796,268
	Eoptolink Technology, Inc. Ltd., Class A	98,044	1,372,158
	Era Co. Ltd., Class A	762,200	418,067
	Espressif Systems Shanghai Co. Ltd., Class A	4,363	65,814
#	Essex Bio-technology Ltd.	1,607,000	512,506
	Estun Automation Co. Ltd., Class A	121,800	224,042
	Eternal Asia Supply Chain Management Ltd., Class A	1,492,400	628,094
#	EVA Precision Industrial Holdings Ltd.	10,654,516	926,012
	Eve Energy Co. Ltd., Class A	220,597	1,173,202
	Ever Sunshine Services Group Ltd.	5,206,000	1,024,855

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Everbright Securities Co. Ltd., Class H	878,200	$570,881
*	EverChina International Holdings Co. Ltd.	18,107,500	248,246
#*Ω	Everest Medicines Ltd.	234,500	586,387
	Excellence Commercial Property & Facilities Management Group Ltd.	595,000	101,654
	Explosive Co. Ltd., Class A	172,500	252,718
	Eyebright Medical Technology Beijing Co. Ltd., Class A	35,270	384,345
	Fangda Carbon New Material Co. Ltd., Class A	784,129	483,870
	Fangda Special Steel Technology Co. Ltd., Class A	1,055,631	584,608
#*	Fanhua, Inc., Sponsored ADR	171,270	268,894
#	Far East Horizon Ltd.	14,691,000	10,030,297
	Far East Smarter Energy Co. Ltd., Class A	994,800	508,739
*	Farasis Energy Gan Zhou Co. Ltd., Class A	256,681	342,518
	FAW Jiefang Group Co. Ltd., Class A	192,300	225,376
	FAWER Automotive Parts Co. Ltd., Class A	968,278	685,622
	Feilong Auto Components Co. Ltd., Class A	396,100	508,100
	Ferrotec Anhui Technology Development Co. Ltd., Class A	49,300	143,140
	FESCO Group Co. Ltd., Class A	365,900	795,012
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	162,500	352,799
	Fibocom Wireless, Inc., Class A	374,494	647,476
#*	FIH Mobile Ltd.	12,138,000	1,232,365
*	Financial Street Holdings Co. Ltd., Class A	1,764,957	558,866
	FinVolution Group, ADR	783,297	4,370,797
	First Capital Securities Co. Ltd., Class A	597,100	437,494
	First Tractor Co. Ltd., Class H	1,552,000	1,332,000
#	Flat Glass Group Co. Ltd., Class H	2,053,000	2,979,347
*	Flowing Cloud Technology Ltd.	222,000	12,894
	Focus Lightings Tech Co. Ltd., Class A	313,600	402,747
	Focus Media Information Technology Co. Ltd., Class A	2,460,600	1,973,293
*	Focused Photonics Hangzhou, Inc., Class A	137,800	231,381
	Focuslight Technologies, Inc., Class A	27,506	203,274
	Foryou Corp., Class A	192,100	713,840
	Foshan Electrical & Lighting Co. Ltd., Class A	515,200	337,408
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	413,125	2,009,333
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	386,684	372,531
*	Foshan Yowant Technology Co. Ltd., Class A	350,579	220,865
	Fosun International Ltd.	11,174,620	5,821,431
*	Founder Holdings Ltd.	1,086,000	78,007
	Founder Securities Co. Ltd., Class A	730,500	784,713
	Fountain SET Holdings Ltd.	234,000	19,135
	Foxconn Industrial Internet Co. Ltd., Class A	2,432,256	8,171,084
*	FriendTimes, Inc.	438,000	29,731
	Fu Shou Yuan International Group Ltd.	12,678,000	7,953,186
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	188,326
#	Fufeng Group Ltd.	17,353,800	10,251,128
#*††	Fuguiniao Co. Ltd., Class H	782,600	0
	Fujian Apex Software Co. Ltd., Class A	49,320	221,626
	Fujian Boss Software Development Co. Ltd., Class A	291,996	473,823
	Fujian Foxit Software Development JSC Ltd., Class A	23,430	136,679
	Fujian Funeng Co. Ltd., Class A	693,683	1,028,427
	Fujian Kuncai Material Technology Co. Ltd., Class A	35,000	142,999
	Fujian Longking Co. Ltd., Class A	462,211	747,818
	Fujian Qingshan Paper Industry Co. Ltd., Class A	819,300	199,823
*	Fujian Snowman Co. Ltd., Class A	70,000	50,609
	Fujian Star-net Communication Co. Ltd., Class A	326,008	600,124
	Fujian Sunner Development Co. Ltd., Class A	406,208	757,346
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	47,850	80,033
	Fujian Yuanli Active Carbon Co. Ltd., Class A	179,000	331,435
*	Fulin Precision Co. Ltd., Class A	420,600	378,823
*	Fullshare Holdings Ltd.	317,650	18,892

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fulongma Group Co. Ltd., Class A	15,572	$20,070
	Funshine Culture Group Co. Ltd., Class A	46,720	136,515
	Fushun Special Steel Co. Ltd., Class A	265,900	215,375
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,937,600	15,353,352
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	74,000	458,638
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,418,839	2,979,388
	Gansu Energy Chemical Co. Ltd., Class A	3,848,240	1,497,259
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	962,600	159,950
	Gansu Shangfeng Cement Co. Ltd., Class A	677,390	605,838
	Gansu Yasheng Industrial Group Co. Ltd., Class A	703,800	239,698
	Gaona Aero Material Co. Ltd., Class A	334,900	739,560
	Gaush Meditech Ltd.	66,000	106,632
	G-bits Network Technology Xiamen Co. Ltd., Class A	34,600	798,319
	GCL Energy Technology Co. Ltd., Class A	750,295	817,638
#*	GCL New Energy Holdings Ltd.	2,556,218	109,562
	GCL Technology Holdings Ltd.	93,070,320	13,094,815
	GD Power Development Co. Ltd., Class A	1,913,278	1,472,462
#*	GDS Holdings Ltd. (9698 HK), Class A	3,888,300	5,418,139
#*	GDS Holdings Ltd. (GDS US), ADR	145,833	1,637,705
	Geely Automobile Holdings Ltd.	28,923,000	29,387,417
	GEM Co. Ltd., Class A	714,200	612,334
	Gemdale Corp., Class A	1,063,300	464,522
#	Gemdale Properties & Investment Corp. Ltd.	56,724,000	1,539,375
	GemPharmatech Co. Ltd., Class A	110,347	172,919
Ω	Genertec Universal Medical Group Co. Ltd.	7,715,000	4,327,349
*	Genimous Technology Co. Ltd., Class A	645,086	522,240
	Geovis Technology Co. Ltd., Class A	64,144	282,356
	GEPIC Energy Development Co. Ltd., Class A	522,400	430,114
	Getein Biotech, Inc., Class A	305,578	325,529
#	GF Securities Co. Ltd., Class H	3,685,000	3,167,902
Ω	Giant Biogene Holding Co. Ltd.	1,132,200	5,869,009
	Giant Network Group Co. Ltd., Class A	279,348	361,425
	Ginlong Technologies Co. Ltd., Class A	78,559	694,245
	Glarun Technology Co. Ltd., Class A	365,400	694,758
*	Glorious Property Holdings Ltd.	8,989,712	11,506
	GoerTek, Inc., Class A	459,244	1,370,988
	Goldcard Smart Group Co. Ltd., Class A	195,200	292,913
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	436,401
	Goldenmax International Group Ltd., Class A	368,071	330,725
	Goldlion Holdings Ltd.	1,118,866	141,660
	Goldpac Group Ltd.	2,119,000	284,473
#	Goldwind Science & Technology Co. Ltd., Class H	5,009,984	2,583,552
*	GOME Retail Holdings Ltd.	57,783,660	170,322
	Goneo Group Co. Ltd., Class A	58,580	568,209
*	Goodbaby International Holdings Ltd.	1,593,000	130,634
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	51,649	431,839
*	Gosuncn Technology Group Co. Ltd., Class A	680,600	419,252
	Gotion High-tech Co. Ltd., Class A	245,100	663,726
*	Grand Ocean Advanced Resources Co. Ltd.	120,000	1,624
	Grand Pharmaceutical Group Ltd., Class L	10,445,500	5,955,388
	Grandblue Environment Co. Ltd., Class A	282,227	843,675
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	536,297
	Great Wall Motor Co. Ltd., Class H	5,321,250	7,265,517
*	Greatoo Intelligent Equipment, Inc., Class A	925,400	320,005
*	Greattown Holdings Ltd., Class A	768,452	363,666
	Greatview Aseptic Packaging Co. Ltd.	6,663,000	2,031,375
	Gree Electric Appliances, Inc. of Zhuhai, Class A	681,853	3,776,291
*	Gree Real Estate Co. Ltd., Class A	459,457	331,892
#	Greentown China Holdings Ltd.	8,523,500	6,450,308

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Greentown Management Holdings Co. Ltd.	3,739,000	$2,136,371
	Greentown Service Group Co. Ltd.	11,130,000	4,868,884
	GRG Banking Equipment Co. Ltd., Class A	431,426	602,298
	GRG Metrology & Test Group Co. Ltd., Class A	343,000	598,092
	Grinm Advanced Materials Co. Ltd., Class A	274,900	347,334
	Guangdong Advertising Group Co. Ltd., Class A	1,014,100	711,649
	Guangdong Aofei Data Technology Co. Ltd., Class A	378,043	534,453
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	516,445
	Guangdong Construction Engineering Group Co. Ltd., Class A	1,533,000	755,980
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	361,828	284,148
	Guangdong DFP New Material Group Co. Ltd.	789,800	300,825
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	999,402	919,214
	Guangdong Dongpeng Holdings Co. Ltd., Class A	994,888	818,009
	Guangdong Dowstone Technology Co. Ltd., Class A	331,132	417,415
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	565,816	607,438
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	207,564	337,915
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	272,004	105,410
	Guangdong Haid Group Co. Ltd., Class A	317,568	1,930,745
	Guangdong HEC Technology Holding Co. Ltd., Class A	343,545	329,689
	Guangdong Hongda Holdings Group Co. Ltd., Class A	329,900	878,669
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	398,600	589,174
	Guangdong Huate Gas Co. Ltd., Class A	3,065	21,575
	Guangdong Hybribio Biotech Co. Ltd., Class A	392,803	255,531
	Guangdong Investment Ltd.	12,158,000	6,375,752
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	156,059	206,908
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	146,600	481,077
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	1,218,414
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	270,000	216,496
	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	43,491
	Guangdong Sirio Pharma Co. Ltd., Class A	104,390	333,514
	Guangdong South New Media Co. Ltd., Class A	210,810	963,905
	Guangdong Tapai Group Co. Ltd., Class A	407,495	398,892
*	Guangdong TCL Smart Home Appliances Co. Ltd.	322,200	406,459
	Guangdong Topstar Technology Co. Ltd., Class A	224,858	390,122
	Guangdong Vanward New Electric Co. Ltd., Class A	564,800	741,130
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	509,400	951,903
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,450,581	351,630
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	61,704	99,179
	Guanghui Energy Co. Ltd., Class A	2,456,214	2,071,202
*	Guanghui Logistics Co. Ltd., Class A	524,300	383,460
	Guangshen Railway Co. Ltd., Class H	11,076,700	3,373,390
	Guangxi Liugong Machinery Co. Ltd., Class A	908,263	1,262,598
	Guangxi LiuYao Group Co. Ltd., Class A	280,600	671,870
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,947,914	606,683
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	57,500	146,226
	Guangzhou Automobile Group Co. Ltd., Class H	8,745,690	3,225,633
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	727,226	969,082
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,212,000	3,089,004
	Guangzhou Development Group, Inc., Class A	541,900	463,326
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	168,500	442,554
	Guangzhou Haige Communications Group, Inc. Co., Class A	468,950	647,900
	Guangzhou Haoyang Electronic Co. Ltd., Class A	64,900	359,757
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	139,300	144,965
	Guangzhou KDT Machinery Co. Ltd., Class A	255,710	585,846
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	113,700	457,538
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	148,500	192,252
	Guangzhou Port Co. Ltd., Class A	525,800	230,512
	Guangzhou Restaurant Group Co. Ltd., Class A	310,087	663,535

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	137,724	$566,587
	Guangzhou Sie Consulting Co. Ltd., Class A	203,100	376,479
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	422,860	920,855
	Guangzhou Wondfo Biotech Co. Ltd., Class A	145,714	505,889
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	558,232
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	425,241
	Guilin Layn Natural Ingredients Corp., Class A	154,820	150,712
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	274,782	482,169
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	688,300	732,392
	Guizhou Chanhen Chemical Corp., Class A	174,800	416,399
	Guizhou Gas Group Corp. Ltd., Class A	360,620	321,472
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,568,572	1,196,339
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	86,000	139,989
	Guizhou Tyre Co. Ltd., Class A	1,307,876	883,256
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	515,836
	Guizhou Zhenhua E-chem, Inc., Class A	296,032	360,908
*	Guoguang Electric Co. Ltd., Class A	180,863	287,875
#	Guolian Securities Co. Ltd., Class H	758,000	287,427
	Guomai Technologies, Inc., Class A	499,854	420,967
	Guosen Securities Co. Ltd., Class A	764,897	936,357
*	Guosheng Financial Holding, Inc., Class A	590,176	839,647
Ω	Guotai Junan Securities Co. Ltd., Class H	967,200	1,008,525
	Guoyuan Securities Co. Ltd., Class A	791,545	728,962
	H World Group Ltd. (1179 HK)	812,700	2,444,228
	H World Group Ltd. (HTHT US), ADR	380,656	11,419,680
#*Ω	Haichang Ocean Park Holdings Ltd.	9,407,000	854,808
Ω	Haidilao International Holding Ltd.	6,770,000	10,980,520
	Haier Smart Home Co. Ltd. (600690 C1), Class A	914,762	3,454,967
	Haier Smart Home Co. Ltd. (6690 HK), Class H	7,693,999	25,154,876
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	220,124	340,724
*	Hainan Airlines Holding Co. Ltd., Class A	5,452,800	829,634
	Hainan Drinda New Energy Technology Co. Ltd., Class A	124,600	660,374
	Hainan Haide Capital Management Co. Ltd., Class A	1,237,994	937,055
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	42,700	110,254
*	Hainan Haiyao Co. Ltd., Class A	345,000	145,641
	Hainan Jinpan Smart Technology Co. Ltd., Class A	42,819	239,441
*	Hainan Meilan International Airport Co. Ltd., Class H	1,653,000	1,615,452
	Hainan Mining Co. Ltd., Class A	354,200	286,752
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	818,140
	Haisco Pharmaceutical Group Co. Ltd., Class A	77,857	294,088
	Haitian International Holdings Ltd.	5,741,000	16,656,244
	Haitong Securities Co. Ltd., Class H	6,225,200	2,878,286
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	5,310,000	524,144
	Hand Enterprise Solutions Co. Ltd., Class A	598,809	519,364
	Hang Zhou Great Star Industrial Co. Ltd., Class A	244,400	824,466
	Hangcha Group Co. Ltd., Class A	601,756	1,389,655
	Hangjin Technology Co. Ltd., Class A	98,800	274,803
	Hangxiao Steel Structure Co. Ltd., Class A	1,671,320	550,559
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	564,499	634,592
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	41,400	190,680
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	124,800	277,085
	Hangzhou First Applied Material Co. Ltd., Class A	287,406	618,344
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	89,758	464,272
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	14,228	121,819
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	212,240	363,312
	Hangzhou Iron & Steel Co., Class A	187,400	95,648
	Hangzhou Lion Microelectronics Co. Ltd., Class A	216,220	705,350
	Hangzhou Onechance Tech Corp., Class A	109,900	234,357
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	263,057	709,370

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Robam Appliances Co. Ltd., Class A	245,545	$737,057
	Hangzhou Shunwang Technology Co. Ltd., Class A	64,000	91,905
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	152,300	454,575
	Hangzhou Sunrise Technology Co. Ltd., Class A	232,600	465,949
	Hangzhou Tigermed Consulting Co. Ltd. (300347 C2), Class A	32,500	241,005
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	359,900	1,382,394
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	135,900	206,217
	Han's Laser Technology Industry Group Co. Ltd., Class A	225,561	687,951
Ω	Hansoh Pharmaceutical Group Co. Ltd.	2,436,000	5,328,446
	Hanwei Electronics Group Corp., Class A	108,000	208,281
	Haohua Chemical Science & Technology Co. Ltd., Class A	164,700	643,183
*Ω	Harbin Bank Co. Ltd., Class H	3,109,000	110,954
	Harbin Boshi Automation Co. Ltd., Class A	411,266	700,058
	Harbin Electric Co. Ltd., Class H	4,808,587	1,554,436
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	274,300	470,990
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	1,138,900	301,442
*	Harbin Pharmaceutical Group Co. Ltd., Class A	1,717,336	743,950
	HBIS Resources Co. Ltd., Class A	445,700	874,614
*Ω	HBM Holdings Ltd.	1,727,000	304,806
	Health & Happiness H&H International Holdings Ltd.	2,145,000	2,352,360
*	Healthcare Co. Ltd., Class A	366,590	339,793
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	316,034
*	Hebei Construction Group Corp. Ltd., Class H	215,500	13,768
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	611,227
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	34,020	207,230
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	195,900	573,504
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	170,527	223,488
	Hefei Meiya Optoelectronic Technology, Inc., Class A	276,410	603,179
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	280,475
	Heilongjiang Agriculture Co. Ltd., Class A	391,500	708,247
	Helens International Holdings Co. Ltd.	245,500	65,221
	Hello Group, Inc., Sponsored ADR	1,553,683	10,487,360
	Henan Liliang Diamond Co. Ltd., Class A	128,000	452,467
	Henan Lingrui Pharmaceutical Co., Class A	313,700	934,382
	Henan Mingtai Al Industrial Co. Ltd., Class A	742,300	1,256,467
	Henan Pinggao Electric Co. Ltd., Class A	485,600	1,346,617
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	774,392	1,764,460
	Henan Shuanghui Investment & Development Co. Ltd., Class A	565,143	1,803,594
	Henan Thinker Automatic Equipment Co. Ltd., Class A	238,700	646,906
*	Henan Yicheng New Energy Co. Ltd., Class A	1,148,700	468,780
	Henan Yuguang Gold & Lead Co. Ltd., Class A	832,600	684,393
*	Henan Yuneng Holdings Co. Ltd., Class A	499,099	265,167
*	Henan Zhongfu Industry Co. Ltd., Class A	387,400	131,293
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	520,156
	Hengan International Group Co. Ltd.	5,364,622	16,758,309
*	Hengdeli Holdings Ltd.	14,196,800	226,223
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	637,630	1,078,320
	Hengdian Group Tospo Lighting Co. Ltd., Class A	112,100	181,418
	Hengli Petrochemical Co. Ltd., Class A	931,912	1,802,483
	Hengtong Logistics Co. Ltd., Class A	67,800	77,148
	Hengtong Optic-electric Co. Ltd., Class A	596,604	1,285,064
	Hengyi Petrochemical Co. Ltd., Class A	1,012,044	905,860
#*	Hesai Group, ADR	14,833	65,859
	Hesteel Co. Ltd., Class A	4,520,900	1,214,720
	Hexing Electrical Co. Ltd., Class A	207,610	1,215,953
	HG Technologies Co. Ltd., Class A	58,700	118,176
*	Hi Sun Technology China Ltd.	9,834,000	453,504
	Hiecise Precision Equipment Co. Ltd., Class A	41,620	120,530
#	Hisense Home Appliances Group Co. Ltd., Class H	2,907,000	9,398,075

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hisense Visual Technology Co. Ltd., Class A	171,900	$422,507
	Hitevision Co. Ltd., Class A	86,200	264,770
	Hithink RoyalFlush Information Network Co. Ltd., Class A	61,216	905,588
	HLA Group Corp. Ltd., Class A	829,100	752,816
	HMT Xiamen New Technical Materials Co. Ltd., Class A	198,900	502,589
*	HNA Technology Co. Ltd., Class A	962,771	293,172
	Homeland Interactive Technology Ltd.	452,000	80,413
	Hongfa Technology Co. Ltd., Class A	172,336	653,426
*	Honghua Group Ltd.	18,594,000	180,793
	Hongli Zhihui Group Co. Ltd., Class A	328,600	248,181
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	431,400	158,932
	Hongta Securities Co. Ltd., Class A	191,149	189,591
*	Hopson Development Holdings Ltd.	9,450,952	3,622,910
*	Horizon Construction Development Ltd.	3,397,960	648,659
*	Hoshine Silicon Industry Co. Ltd., Class A	19,800	131,077
	Hoyuan Green Energy Co. Ltd., Class A	225,026	492,817
#Ω	Hua Hong Semiconductor Ltd.	4,589,000	12,168,135
	Huaan Securities Co. Ltd., Class A	867,940	562,507
	Huabao Flavours & Fragrances Co. Ltd., Class A	125,800	265,507
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	55,100	22,428
	Huada Automotive Technology Corp. Ltd., Class A	9,200	37,358
	Huadian Heavy Industries Co. Ltd., Class A	420,200	285,010
#	Huadian Power International Corp. Ltd., Class H	6,306,000	3,247,451
	Huadong Medicine Co. Ltd., Class A	385,032	1,554,648
	Huafon Chemical Co. Ltd., Class A	1,344,691	1,441,905
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	808,365	444,183
*	Huafu Fashion Co. Ltd., Class A	998,950	477,856
	Huagong Tech Co. Ltd., Class A	117,400	471,578
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	1,944,740
	Huakai Yibai Technology Co. Ltd., Class A	220,480	333,429
	Hualan Biological Engineering, Inc., Class A	292,960	668,508
	Huaming Power Equipment Co. Ltd., Class A	128,500	350,206
	Huaneng Power International, Inc., Class H	10,330,000	6,138,728
	Huangshan Novel Co. Ltd., Class A	314,421	405,235
	Huangshan Tourism Development Co. Ltd., Class A	397,900	618,195
#*	Huanxi Media Group Ltd.	2,260,000	168,346
	Huapont Life Sciences Co. Ltd., Class A	1,194,623	656,379
Ω	Huatai Securities Co. Ltd., Class H	3,226,600	3,569,852
	Huaxi Securities Co. Ltd., Class A	593,500	561,302
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,740,956
	Huaxin Cement Co. Ltd. (600801 C1), Class A	667,224	1,351,590
	Huaxin Cement Co. Ltd. (6655 HK), Class H	643,700	660,189
	Huayu Automotive Systems Co. Ltd., Class A	943,531	2,035,490
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,984,000	859,545
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	4,116,537	1,072,198
	Hubei Chutian Smart Communication Co. Ltd., Class A	1,568,516	961,063
*	Hubei Dinglong Co. Ltd., Class A	90,000	268,718
	Hubei Energy Group Co. Ltd., Class A	904,500	644,659
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	226,453	1,038,090
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	358,905	1,583,208
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,137,750
	Hubei Yihua Chemical Industry Co. Ltd., Class A	341,000	552,946
	Hubei Zhenhua Chemical Co. Ltd., Class A	283,700	461,958
	Huishang Bank Corp. Ltd., Class H	995,400	279,904
*Ω	Huitongda Network Co. Ltd., Class H	31,900	94,560
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	661,133
	Humanwell Healthcare Group Co. Ltd., Class A	408,900	1,128,378
	Hunan Aihua Group Co. Ltd., Class A	239,522	446,916
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,195,500	368,824

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	755,300	$235,339
	Hunan Gold Corp. Ltd., Class A	573,904	1,364,581
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	102,640	347,149
*	Hunan Kaimeite Gases Co. Ltd., Class A	134,400	100,640
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	973,500	690,572
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,410,613
	Hunan Zhongke Electric Co. Ltd., Class A	371,000	433,556
	Hundsun Technologies, Inc., Class A	175,629	445,348
	HUYA, Inc., ADR	566,793	2,414,538
#Ω	Hygeia Healthcare Holdings Co. Ltd.	2,036,600	5,487,619
	Hymson Laser Technology Group Co. Ltd., Class A	85,866	384,094
*	Hytera Communications Corp. Ltd., Class A	1,127,702	650,622
*	HyUnion Holding Co. Ltd., Class A	565,900	413,702
*	IAT Automobile Technology Co. Ltd., Class A	138,000	208,103
#*Ω	iDreamSky Technology Holdings Ltd.	1,922,800	568,225
	Iflytek Co. Ltd., Class A	80,990	446,639
	IKD Co. Ltd., Class A	363,133	695,444
*Ω	IMAX China Holding, Inc.	943,500	1,013,345
	Imeik Technology Development Co. Ltd., Class A	44,940	1,093,589
	Industrial & Commercial Bank of China Ltd., Class H	124,830,725	69,153,954
	Industrial Bank Co. Ltd., Class A	3,638,780	8,434,258
	Industrial Securities Co. Ltd., Class A	1,032,732	780,222
	Infore Environment Technology Group Co. Ltd., Class A	1,567,801	938,394
#Ω	Ingdan, Inc.	3,976,000	512,699
	Ingenic Semiconductor Co. Ltd., Class A	46,800	362,479
	Inkeverse Group Ltd.	3,157,000	295,246
*	INKON Life Technology Co. Ltd., Class A	108,600	115,179
	Inmyshow Digital Technology Group Co. Ltd., Class A	755,800	399,308
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	1,373,775
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	808,212	2,115,639
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	621,864	729,449
	Inner Mongolia Furui Medical Science Co. Ltd., Class A	40,500	264,565
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,543,976	1,320,631
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	507,359
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	940,500	1,674,396
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,047,500	3,638,842
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,367,528
*Ω	InnoCare Pharma Ltd.	2,455,000	1,459,774
*Ω	Innovent Biologics, Inc.	109,500	542,060
	Innuovo Technology Co. Ltd., Class A	561,500	451,524
	Insigma Technology Co. Ltd., Class A	270,600	180,781
	Inspur Digital Enterprise Technology Ltd.	2,578,000	1,039,201
	Intco Medical Technology Co. Ltd., Class A	388,763	1,478,683
	Intron Technology Holdings Ltd.	1,529,000	294,044
#*	iQIYI, Inc., ADR	2,983,241	9,934,193
	iRay Technology Co. Ltd., Class A	8,437	125,429
	IReader Technology Co. Ltd., Class A	81,800	198,156
*	IRICO Display Devices Co. Ltd., Class A	580,900	523,694
#	IVD Medical Holding Ltd.	677,000	82,394
	JA Solar Technology Co. Ltd., Class A	915,220	1,368,121
*Ω	Jacobio Pharmaceuticals Group Co. Ltd.	138,600	29,934
	Jade Bird Fire Co. Ltd., Class A	394,413	623,885
	Jafron Biomedical Co. Ltd., Class A	149,867	554,397
	Jangho Group Co. Ltd., Class A	642,800	426,856
	Jason Furniture Hangzhou Co. Ltd., Class A	197,857	694,851
	JCET Group Co. Ltd., Class A	464,706	2,153,649
	JCHX Mining Management Co. Ltd., Class A	78,000	446,280
*Ω	JD Health International, Inc.	2,228,500	6,185,304

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	JD Logistics, Inc.	2,020,500	$2,078,110
	JD.com, Inc. (9618 HK), Class A	4,041,792	53,293,443
#	JD.com, Inc. (JD US), ADR	54,206	1,430,496
	Jenkem Technology Co. Ltd., Class A	21,835	172,268
	JF SmartInvest Holdings Ltd.	110,500	135,314
*	JH Educational Technology, Inc.	668,000	60,653
	Jia Yao Holdings Ltd.	217,000	85,161
	Jiajiayue Group Co. Ltd., Class A	391,901	457,335
	Jiang Su Suyan Jingshen Co. Ltd., Class A	481,400	623,843
	Jiangling Motors Corp. Ltd., Class A	384,025	1,705,764
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	627,100	445,746
	Jiangsu Azure Corp., Class A	523,140	617,215
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	134,035	345,546
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	6,100	18,911
	Jiangsu Changbao Steeltube Co. Ltd., Class A	510,200	358,185
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	214,900	379,482
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,122,880	1,126,321
	Jiangsu Cnano Technology Co. Ltd., Class A	136,706	417,760
*	Jiangsu Dagang Co. Ltd., Class A	397,700	706,549
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	609,940	768,134
	Jiangsu Eastern Shenghong Co. Ltd., Class A	569,453	625,484
	Jiangsu Etern Co. Ltd., Class A	674,300	339,415
	Jiangsu Expressway Co. Ltd., Class H	5,226,000	4,973,232
	Jiangsu Financial Leasing Co. Ltd., Class A	300,200	210,849
	Jiangsu General Science Technology Co. Ltd., Class A	607,500	395,151
	Jiangsu Gian Technology Co. Ltd., Class A	76,900	310,070
	Jiangsu Guomao Reducer Co. Ltd., Class A	291,585	372,101
	Jiangsu Guotai International Group Co. Ltd., Class A	817,695	756,292
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	70,400	416,451
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	667,666
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	294,954	1,722,157
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	332,128	336,650
*	Jiangsu High Hope International Group Corp., Class A	582,700	138,665
	Jiangsu Hongdou Industrial Co. Ltd., Class A	428,928	127,766
	Jiangsu Hongtian Technology Co. Ltd., Class A	83,100	229,778
*	Jiangsu Hoperun Software Co. Ltd., Class A	30,600	87,691
	Jiangsu Huachang Chemical Co. Ltd., Class A	609,700	581,312
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	380,700	347,933
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	2,345,100	1,229,685
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	14,909	44,311
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	202,437	520,239
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	377,180	756,121
	Jiangsu King's Luck Brewery JSC Ltd., Class A	261,601	1,599,433
	Jiangsu Leili Motor Co. Ltd., Class A	112,776	385,219
	Jiangsu Lianyungang Port Co. Ltd., Class A	456,000	228,481
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	248,360	806,670
	Jiangsu Linyang Energy Co. Ltd., Class A	1,294,500	1,118,195
*	Jiangsu Lopal Tech Co. Ltd., Class A	239,000	241,998
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	207,600	858,032
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	928,298
	Jiangsu Pacific Quartz Co. Ltd., Class A	134,700	531,777
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	571,000	817,099
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	647,900	834,376
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	368,300	229,726
	Jiangsu Shagang Co. Ltd., Class A	652,732	400,176
	Jiangsu Shemar Electric Co. Ltd., Class A	27,100	89,445
	Jiangsu Shentong Valve Co. Ltd., Class A	199,200	306,182
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	430,316

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	163,440	$237,074
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	46,144	66,933
*	Jiangsu Sopo Chemical Co., Class A	483,716	417,495
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	1,717,800	1,152,872
	Jiangsu ToLand Alloy Co. Ltd., Class A	116,270	430,286
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	76,600	440,775
	Jiangsu Yanghe Distillery Co. Ltd., Class A	243,158	2,752,665
	Jiangsu Yangnong Chemical Co. Ltd., Class A	121,390	924,793
	Jiangsu Yinhe Electronics Co. Ltd., Class A	338,000	242,879
	Jiangsu Yoke Technology Co. Ltd., Class A	52,300	430,529
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	991,875
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	2,067,071	1,150,037
	Jiangsu Zhongtian Technology Co. Ltd., Class A	779,306	1,615,066
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	3,309,600	1,162,841
	Jiangxi Bank Co. Ltd., Class H	121,500	10,285
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	228,900	214,239
	Jiangxi Copper Co. Ltd., Class H	4,612,000	8,107,617
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	245,900	294,011
	Jiangxi Ganyue Expressway Co. Ltd., Class A	493,200	348,011
	Jiangxi Guotai Group Co. Ltd., Class A	307,700	410,402
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	218,000	192,589
	Jiangxi Wannianqing Cement Co. Ltd., Class A	485,348	310,517
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	129,643	373,598
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	297,800	316,402
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	119,000	189,229
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	79,100	149,779
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	1,042,187
	Jianmin Pharmaceutical Group Co. Ltd., Class A	41,000	274,144
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	676,600	534,677
	Jiayou International Logistics Co. Ltd., Class A	587,875	1,487,658
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	289,270	540,233
*	Jilin Chemical Fibre, Class A	1,293,000	586,034
	Jilin Electric Power Co. Ltd., Class A	967,000	699,681
	Jilin OLED Material Tech Co. Ltd., Class A	8,960	24,862
††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	2,370
#	Jinchuan Group International Resources Co. Ltd.	18,099,000	1,271,854
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,735,734
	Jinghua Pharmaceutical Group Co. Ltd., Class A	455,700	425,501
	Jingjin Equipment, Inc., Class A	280,440	717,551
	Jinhong Gas Co. Ltd., Class A	147,129	386,162
	Jinhui Liquor Co. Ltd., Class A	118,300	302,718
*	Jinke Smart Services Group Co. Ltd., Class H	90,100	90,528
#	JinkoSolar Holding Co. Ltd., ADR	334,495	6,944,116
	Jinlei Technology Co. Ltd., Class A	163,500	377,897
	Jinmao Property Services Co. Ltd.	345,664	108,516
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	619,700	1,287,529
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	1,055,100	349,231
	Jinneng Science&Technology Co. Ltd., Class A	480,459	341,097
#Ω	Jinxin Fertility Group Ltd.	10,584,000	3,412,129
	Jinyu Bio-Technology Co. Ltd., Class A	528,200	498,268
	Jinzai Food Group Co. Ltd., Class A	308,600	481,161
	JiuGui Liquor Co. Ltd., Class A	45,000	254,800
#Ω	Jiumaojiu International Holdings Ltd.	8,620,000	3,198,404
	Jiuzhitang Co. Ltd., Class A	161,745	152,732
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,204,946
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	209,387	350,268
	JNBY Design Ltd.	1,738,000	2,837,730

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	608,949	$889,546
	Joinn Laboratories China Co. Ltd., Class A	184,104	385,386
	Jointo Energy Investment Co. Ltd. Hebei, Class A	635,500	455,176
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,726,102	1,102,351
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	485,900	386,512
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	144,878	393,982
	Joy City Property Ltd.	23,312,000	594,979
	Joyoung Co. Ltd., Class A	387,534	574,682
	JS Corrugating Machinery Co. Ltd., Class A	284,000	446,226
#Ω	JS Global Lifestyle Co. Ltd.	7,377,500	1,474,612
	JSTI Group, Class A	712,300	723,082
*	Ju Teng International Holdings Ltd.	6,558,090	1,086,084
	Juewei Food Co. Ltd., Class A	189,599	404,717
	Juneyao Airlines Co. Ltd., Class A	466,400	734,722
*	Jushri Technologies, Inc., Class A	10,100	25,170
*	Jutal Offshore Oil Services Ltd.	704,000	50,239
*Ω	JW Cayman Therapeutics Co. Ltd.	211,500	47,969
	Kailuan Energy Chemical Co. Ltd., Class A	304,900	261,337
	Kaishan Group Co. Ltd., Class A	306,200	391,902
*Ω	Kangda International Environmental Co. Ltd.	2,128,000	60,457
#	Kangji Medical Holdings Ltd.	1,324,000	964,230
*	Kasen International Holdings Ltd.	742,000	24,548
*	KBC Corp. Ltd., Class A	125,519	298,195
	Keboda Technology Co. Ltd., Class A	41,900	294,332
	KEDE Numerical Control Co. Ltd., Class A	24,495	219,880
	Keeson Technology Corp. Ltd., Class A	138,302	182,892
	Kehua Data Co. Ltd., Class A	262,260	717,199
	Keli Sensing Technology Ningbo Co. Ltd., Class A	101,700	320,974
	Keshun Waterproof Technologies Co. Ltd., Class A	712,100	430,985
	Kidswant Children Products Co. Ltd., Class A	739,700	551,797
	Kinetic Development Group Ltd.	7,202,000	987,617
	Kingboard Holdings Ltd.	6,312,166	12,874,333
	Kingboard Laminates Holdings Ltd.	9,397,984	8,450,856
*	KingClean Electric Co. Ltd., Class A	174,968	525,517
	Kingfa Sci & Tech Co. Ltd., Class A	860,790	779,741
	Kingnet Network Co. Ltd., Class A	371,800	485,553
	Kingsemi Co. Ltd., Class A	11,945	116,841
	Kingsoft Corp. Ltd.	5,783,600	16,382,859
*	Ko Yo Chemical Group Ltd.	1,440,000	11,807
	Konfoong Materials International Co. Ltd., Class A	18,059	131,699
*	Konka Group Co. Ltd., Class A	914,600	320,703
	KPC Pharmaceuticals, Inc., Class A	466,396	958,800
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	131,900	184,011
*Ω	Kuaishou Technology	4,398,800	24,636,333
	Kuangda Technology Group Co. Ltd., Class A	971,500	507,426
	Kunlun Energy Co. Ltd.	24,232,000	23,490,312
	Kunshan Dongwei Technology Co. Ltd., Class A	47,513	166,773
	Kunshan Huguang Auto Harness Co. Ltd., Class A	101,900	339,351
	Kunshan Kersen Science & Technology Co. Ltd., Class A	130,506	91,007
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	171,920	476,996
	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	155,582	293,145
	Kweichow Moutai Co. Ltd., Class A	194,074	38,154,527
	KWG Group Holdings Ltd. (1813 H1)	263,500	9,612
#*	KWG Group Holdings Ltd. (1813 HK)	9,620,144	350,850
#*	KWG Living Group Holdings Ltd.	8,727,072	407,038
*	Kyland Technology Co. Ltd., Class A	154,400	163,930
	Lakala Payment Co. Ltd., Class A	258,168	441,256
	Lancy Co. Ltd., Class A	268,800	512,973
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	334,600	210,788

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lao Feng Xiang Co. Ltd., Class A	179,880	$1,306,573
	Laobaixing Pharmacy Chain JSC, Class A	264,291	508,414
	Launch Tech Co. Ltd., Class H	205,500	109,994
	LB Group Co. Ltd., Class A	595,785	1,422,181
	Lee & Man Chemical Co. Ltd.	1,849,339	899,317
	Lee & Man Paper Manufacturing Ltd.	9,929,200	3,072,227
	Lee's Pharmaceutical Holdings Ltd.	2,451,000	341,347
*Ω	Legend Holdings Corp., Class H	5,222,800	3,726,463
	Lenovo Group Ltd.	36,440,000	47,197,450
	Lens Technology Co. Ltd., Class A	1,156,528	2,863,501
	Leo Group Co. Ltd., Class A	1,877,300	395,632
	Leoch International Technology Ltd.	247,000	50,828
	Lepu Medical Technology Beijing Co. Ltd., Class A	377,330	685,014
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	45,400	137,655
	Levima Advanced Materials Corp., Class A	112,800	212,664
	LexinFintech Holdings Ltd., ADR	611,773	1,076,720
	Leyard Optoelectronic Co. Ltd., Class A	731,950	442,022
*	Li Auto, Inc. (2015 HK), Class A	443,800	4,341,345
#*	Li Auto, Inc. (LI US), ADR	236,097	4,660,555
	Li Ning Co. Ltd.	13,381,583	24,924,710
*	LianChuang Electronic Technology Co. Ltd., Class A	414,300	399,640
	Lianhe Chemical Technology Co. Ltd., Class A	575,097	399,335
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	22,300	13,596
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	224,600	136,940
	Liaoning Cheng Da Co. Ltd., Class A	441,134	525,348
	Liaoning Port Co. Ltd., Class H	1,482,000	115,944
*	Lier Chemical Co. Ltd., Class A	554,680	588,369
*	Lifestyle China Group Ltd.	1,898,000	194,244
#*	Lifetech Scientific Corp.	20,804,000	3,886,370
	Lijiang Yulong Tourism Co. Ltd., Class A	378,620	456,098
	Linewell Software Co. Ltd., Class A	133,100	146,802
	Lingbao Gold Group Co. Ltd., Class H	2,484,000	1,096,894
	Lingyi iTech Guangdong Co., Class A	1,577,100	1,576,112
#Ω	Linklogis, Inc., Class B	3,818,000	840,875
*	Liuzhou Iron & Steel Co. Ltd., Class A	931,417	351,653
#	Livzon Pharmaceutical Group, Inc., Class H	1,288,717	3,950,051
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	333,840	805,177
#	LK Technology Holdings Ltd.	3,945,000	1,454,627
	Loncin Motor Co. Ltd., Class A	1,279,488	1,173,313
#Ω	Longfor Group Holdings Ltd.	8,905,000	11,568,559
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	341,354
	LONGi Green Energy Technology Co. Ltd., Class A	1,032,015	2,073,870
	Longshine Technology Group Co. Ltd., Class A	577,051	692,146
	Lonking Holdings Ltd.	19,002,000	3,736,921
	Lontium Semiconductor Corp., Class A	5,596	41,797
*	Lotus Holdings Co. Ltd.	584,400	276,505
	Lucky Harvest Co. Ltd., Class A	95,100	389,029
	Luenmei Quantum Co. Ltd., Class A	441,105	332,792
	Luolai Lifestyle Technology Co. Ltd., Class A	107,729	110,515
	Luoniushan Co. Ltd., Class A	583,900	403,230
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	537,897	303,604
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	193,590	481,832
	Lushang Freda Pharmaceutical Co. Ltd., Class A	688,800	614,274
	Luxi Chemical Group Co. Ltd., Class A	879,500	1,374,565
	Luxin Venture Capital Group Co. Ltd., Class A	250,900	339,724
	Luxshare Precision Industry Co. Ltd., Class A	1,375,261	7,304,291
	Luyang Energy-Saving Materials Co. Ltd.	234,510	371,880
#*Ω	Luye Pharma Group Ltd.	13,832,000	4,938,103
	Luzhou Laojiao Co. Ltd., Class A	238,276	4,310,508

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	LVGEM China Real Estate Investment Co. Ltd.	548,000	$40,621
#*	Maanshan Iron & Steel Co. Ltd., Class H	11,626,177	1,621,833
	Maccura Biotechnology Co. Ltd., Class A	358,873	586,039
	Malion New Materials Co. Ltd., Class A	40,650	33,203
	Mango Excellent Media Co. Ltd., Class A	591,497	1,685,951
*Ω	Maoyan Entertainment	3,148,800	3,231,465
*	Markor International Home Furnishings Co. Ltd., Class A	145,151	31,494
	Marssenger Kitchenware Co. Ltd., Class A	66,100	131,817
	Maxscend Microelectronics Co. Ltd., Class A	37,488	401,356
	Maxvision Technology Corp., Class A	101,500	274,334
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	233,600	852,824
*	MCC Meili Cloud Computing Industry Investment Co. Ltd., Class A	30,200	30,919
#Ω	Medlive Technology Co. Ltd.	241,500	232,746
	MeiG Smart Technology Co. Ltd., Class A	16,400	44,884
	Meihua Holdings Group Co. Ltd., Class A	785,600	1,107,916
	Meilleure Health International Industry Group Ltd.	420,000	7,877
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,466,000	743,784
#Ω	Meitu, Inc.	10,128,500	3,284,242
*Ω	Meituan, Class B	1,674,760	23,189,829
	Mesnac Co. Ltd., Class A	804,100	776,684
	Metallurgical Corp. of China Ltd., Class H	11,251,000	2,161,501
	M-Grass Ecology & Environment Group Co. Ltd., Class A	896,623	290,264
	MicroPort NeuroTech Ltd.	43,000	43,483
#*	Microport Scientific Corp.	2,510,900	1,718,921
	Micro-Tech Nanjing Co. Ltd., Class A	3,400	28,622
Ω	Midea Real Estate Holding Ltd.	2,330,400	2,076,102
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	78,600	597,732
	Min Xin Holdings Ltd.	742,000	175,892
	Ming Yang Smart Energy Group Ltd., Class A	424,116	584,780
#	Ming Yuan Cloud Group Holdings Ltd.	4,902,000	1,134,027
*	Mingfa Group International Co. Ltd.	4,096,000	107,796
	MINISO Group Holding Ltd.	2,003,400	8,374,979
*	Minmetals Development Co. Ltd., Class A	533,900	475,193
*	Minmetals Land Ltd.	9,937,644	430,416
Ω	Minsheng Education Group Co. Ltd.	1,418,000	34,053
#*	Minth Group Ltd.	7,211,000	10,118,233
	Miracll Chemicals Co. Ltd., Class A	38,575	80,751
	MLS Co. Ltd., Class A	921,000	1,043,493
#*	MMG Ltd.	44,102,799	13,688,737
*Ω	Mobvista, Inc.	1,214,000	297,982
	Monalisa Group Co. Ltd., Class A	302,355	353,201
	Montage Technology Co. Ltd., Class A	5,120	42,268
	Moon Environment Technology Co. Ltd., Class A	346,700	427,331
	Morimatsu International Holdings Co. Ltd.	650,000	385,689
	Motic Xiamen Electric Group Co. Ltd., Class A	22,700	26,625
*	Muyuan Foods Co. Ltd., Class A	608,937	3,684,745
*††	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	0
	MYS Group Co. Ltd., Class A	833,000	293,335
	Nancal Technology Co. Ltd., Class A	71,484	182,188
*	Nanfang Zhongjin Environment Co. Ltd., Class A	717,800	252,646
	Nanhua Futures Co. Ltd., Class A	275,600	366,706
	NanJi E-Commerce Co. Ltd., Class A	1,551,950	587,066
	Nanjing Cosmos Chemical Co. Ltd., Class A	37,600	170,442
	Nanjing Hanrui Cobalt Co. Ltd., Class A	142,900	502,510
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,574,232
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	224,428	379,476
	Nanjing Pharmaceutical Co. Ltd., Class A	890,200	537,194
*	Nanjing Sample Technology Co. Ltd., Class H	47,000	3,092
	Nanjing Securities Co. Ltd., Class A	479,160	523,672

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Nanjing Tanker Corp., Class A	1,500,600	$693,425
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	730,548	523,749
	Nantong Jianghai Capacitor Co. Ltd., Class A	384,800	697,074
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	211,800	375,959
	NARI Technology Co. Ltd., Class A	899,226	2,987,679
	Natural Food International Holding Ltd., Class H	96,000	5,906
	NAURA Technology Group Co. Ltd., Class A	37,800	1,794,493
*	NavInfo Co. Ltd., Class A	399,600	390,175
#*	Nayuki Holdings Ltd.	402,500	94,279
	NBTM New Materials Group Co. Ltd., Class A	243,500	541,164
	NetDragon Websoft Holdings Ltd.	2,218,500	3,113,569
	NetEase, Inc. (9999 HK)	3,062,200	56,477,926
	NetEase, Inc. (NTES US), ADR	63,641	5,861,973
	Neusoft Education Technology Co. Ltd.	84,800	31,613
	New China Life Insurance Co. Ltd., Class H	3,252,100	6,342,853
	New Hope Dairy Co. Ltd., Class A	280,100	332,466
*	New Hope Liuhe Co. Ltd., Class A	310,932	407,666
*	New Journey Health Technology Group Co. Ltd., Class A	332,700	82,456
	Neway Valve Suzhou Co. Ltd., Class A	168,400	415,657
*	Newborn Town, Inc.	2,100,000	837,791
	Newland Digital Technology Co. Ltd., Class A	317,789	587,278
	Nexteer Automotive Group Ltd.	8,636,000	3,747,333
*	Nine Dragons Paper Holdings Ltd.	13,109,000	5,116,382
*	Ninestar Corp., Class A	156,128	584,711
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	125,319
	Ningbo Boway Alloy Material Co. Ltd., Class A	266,900	520,581
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	51,600	87,476
	Ningbo Construction Co. Ltd., Class A	191,900	97,644
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	197,800	629,550
	Ningbo Huaxiang Electronic Co. Ltd., Class A	505,600	915,897
	Ningbo Jintian Copper Group Co. Ltd., Class A	813,100	597,047
	Ningbo Joyson Electronic Corp., Class A	392,831	836,243
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	722,409
	Ningbo Peacebird Fashion Co. Ltd., Class A	291,200	549,726
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	141,534	447,268
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	1,527,552
	Ningbo Shanshan Co. Ltd., Class A	172,500	183,636
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	106,500	283,787
	Ningbo Tuopu Group Co. Ltd., Class A	181,276	920,953
	Ningbo Xusheng Group Co. Ltd., Class A	448,940	625,053
	Ningbo Yongxin Optics Co. Ltd., Class A	20,800	166,436
	Ningbo Yunsheng Co. Ltd., Class A	686,400	539,034
	Ningbo Zhoushan Port Co. Ltd., Class A	2,027,370	996,075
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,472,700	3,061,088
	Ningxia Building Materials Group Co. Ltd., Class A	194,600	305,630
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	203,257
*	Ningxia Orient Tantalum Industry Co. Ltd., Class A	95,600	130,979
*	Ningxia Western Venture Industrial Co. Ltd., Class A	503,000	291,929
#*	NIO, Inc. (9866 HK), Class A	92,030	410,156
*	NIO, Inc. (NIO US), ADR	645,832	2,867,494
#*	Niu Technologies, Sponsored ADR	200,154	396,305
	NKY Medical Holdings Ltd., Class A	257,950	405,933
	Noah Holdings Ltd., Sponsored ADR	87,006	674,297
Ω	Nongfu Spring Co. Ltd., Class H	2,471,000	9,598,988
	Norinco International Cooperation Ltd., Class A	625,530	854,965
	North China Pharmaceutical Co. Ltd., Class A	1,000,800	655,466
	North Electro-Optic Co. Ltd., Class A	130,900	161,177
	North Huajin Chemical Industries Co. Ltd., Class A	985,512	561,875
	North Industries Group Red Arrow Co. Ltd., Class A	381,965	715,855

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northeast Pharmaceutical Group Co. Ltd., Class A	1,108,262	$613,368
	Northeast Securities Co. Ltd., Class A	661,227	548,552
	Northking Information Technology Co. Ltd., Class A	297,829	411,534
	Novoray Corp., Class A	61,341	407,316
*	NSFOCUS Technologies Group Co. Ltd., Class A	344,170	248,196
	Nuode New Materials Co. Ltd., Class A	724,100	319,659
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	367,300	227,210
*Ω	Ocumension Therapeutics	641,000	563,413
*	Offcn Education Technology Co. Ltd., Class A	2,447,700	562,168
	Offshore Oil Engineering Co. Ltd., Class A	1,225,122	931,310
*	OFILM Group Co. Ltd., Class A	445,900	512,919
	Olympic Circuit Technology Co. Ltd., Class A	273,080	807,521
	Onewo, Inc., Class H	156,600	385,828
	Oppein Home Group, Inc., Class A	126,490	796,048
	Opple Lighting Co. Ltd., Class A	238,021	523,888
	OPT Machine Vision Tech Co. Ltd., Class A	10,467	86,054
	ORG Technology Co. Ltd., Class A	1,849,800	1,097,193
	Orient International Enterprise Ltd., Class A	255,300	206,160
	Orient Overseas International Ltd.	711,500	10,020,041
#Ω	Orient Securities Co. Ltd., Class H	2,245,600	936,139
*	Oriental Energy Co. Ltd., Class A	1,044,899	1,196,866
	Oriental Pearl Group Co. Ltd., Class A	1,303,741	1,146,362
*	Ourpalm Co. Ltd., Class A	438,300	256,340
	Ovctek China, Inc., Class A	291,540	662,346
	Pacific Online Ltd.	693,195	33,066
*	Pacific Securities Co. Ltd., Class A	1,047,600	494,111
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	219,203	791,727
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,411,831	808,214
	PCI Technology Group Co. Ltd., Class A	1,302,440	707,855
*	PDD Holdings, Inc., ADR	965,971	124,504,002
*Ω	Peijia Medical Ltd.	1,597,000	476,688
*	Peking University Resources Holdings Co. Ltd.	2,806,500	123,611
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	3,368,870	167,813
	People.cn Co. Ltd., Class A	24,300	66,514
	People's Insurance Co. Group of China Ltd. , Class H	17,871,000	6,012,917
	Perennial Energy Holdings Ltd.	425,000	54,919
	Perfect World Co. Ltd., Class A	342,300	371,328
	PetroChina Co. Ltd., Class H	101,830,000	88,426,527
	PharmaBlock Sciences Nanjing, Inc., Class A	120,300	494,110
#Ω	Pharmaron Beijing Co. Ltd., Class H	1,347,550	1,655,735
*	Phenix Optical Co. Ltd., Class A	53,600	118,003
	PhiChem Corp., Class A	261,305	450,017
	PICC Property & Casualty Co. Ltd., Class H	20,787,398	27,258,914
	Ping An Bank Co. Ltd., Class A	4,978,401	7,081,235
#*Ω	Ping An Healthcare & Technology Co. Ltd.	4,267,900	6,221,032
	Ping An Insurance Group Co. of China Ltd., Class H	23,796,000	103,336,956
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	815,838	1,185,874
	PNC Process Systems Co. Ltd., Class A	177,720	545,458
	POCO Holding Co. Ltd., Class A	39,760	226,798
*	Polaris Bay Group Co. Ltd., Class A	1,158,100	1,067,583
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	1,542,593
	Poly Property Group Co. Ltd.	17,146,987	3,184,577
#	Poly Property Services Co. Ltd., Class H	1,400,200	4,805,735
	Pony Testing International Group Co. Ltd., Class A	284,970	283,136
Ω	Pop Mart International Group Ltd.	2,320,800	12,313,091
	Porton Pharma Solutions Ltd., Class A	334,300	588,120
Ω	Postal Savings Bank of China Co. Ltd., Class H	26,312,000	14,069,963
	Pou Sheng International Holdings Ltd.	16,009,609	1,211,215
	Power Construction Corp. of China Ltd., Class A	2,700,800	2,055,961

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Powerwin Tech Group Ltd.	76,000	$26,900
	Prinx Chengshan Holdings Ltd.	570,000	527,153
#*	Productive Technologies Co. Ltd.	742,000	21,738
	Pulike Biological Engineering, Inc., Class A	131,400	231,744
	PW Medtech Group Ltd.	4,055,000	624,375
*	Q Technology Group Co. Ltd.	3,287,000	1,835,115
	Qianhe Condiment & Food Co. Ltd., Class A	400,015	759,618
	Qifu Technology, Inc., ADR	1,029,222	20,903,499
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	346,200	377,455
	Qingdao Citymedia Co. Ltd., Class A	543,833	490,218
	Qingdao East Steel Tower Stock Co. Ltd., Class A	774,275	658,783
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	231,501	364,196
	Qingdao Gaoce Technology Co. Ltd., Class A	374,900	637,265
	Qingdao Gon Technology Co. Ltd., Class A	174,900	442,180
	Qingdao Haier Biomedical Co. Ltd., Class A	183,404	808,487
	Qingdao Hanhe Cable Co. Ltd., Class A	1,732,992	774,770
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	270,040	418,808
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	50,200	307,265
	Qingdao NovelBeam Technology Co. Ltd., Class A	28,435	131,372
Ω	Qingdao Port International Co. Ltd., Class H	1,602,000	1,194,041
	Qingdao Rural Commercial Bank Corp., Class A	3,605,367	1,313,212
	Qingdao Sentury Tire Co. Ltd., Class A	260,260	801,568
	Qingdao TGOOD Electric Co. Ltd., Class A	164,900	457,160
	Qingdao Topscomm Communication, Inc., Class A	241,760	140,077
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	2,150,458
*	Qingling Motors Co. Ltd., Class H	5,354,000	369,177
	Qinhuangdao Port Co. Ltd., Class H	4,702,500	1,204,336
*	QuantumCTek Co. Ltd., Class A	1,285	28,819
*	Qudian, Inc., Sponsored ADR	478,889	914,678
	Queclink Wireless Solutions Co. Ltd., Class A	106,050	176,798
	Quectel Wireless Solutions Co. Ltd., Class A	71,834	462,476
	Quick Intelligent Equipment Co. Ltd., Class A	58,500	171,683
#*	Radiance Holdings Group Co. Ltd.	2,385,000	734,645
	Rainbow Digital Commercial Co. Ltd., Class A	978,994	586,715
	Rayhoo Motor Dies Co. Ltd., Class A	22,800	94,841
	Raytron Technology Co. Ltd., Class A	58,261	222,437
	Realcan Pharmaceutical Group Co. Ltd., Class A	834,100	258,476
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	2,952,914	480,059
#*††Ω	Redco Properties Group Ltd.	11,804,000	377,711
	Renhe Pharmacy Co. Ltd., Class A	984,400	770,504
	Renrui Human Resources Technology Holdings Ltd.	112,300	76,674
	Rianlon Corp., Class A	131,300	450,877
	Richinfo Technology Co. Ltd., Class A	180,600	422,566
	Risen Energy Co. Ltd., Class A	464,608	704,052
*	RiseSun Real Estate Development Co. Ltd., Class A	3,092,200	612,301
*	Rising Nonferrous Metals Share Co. Ltd., Class A	109,600	393,299
	Riyue Heavy Industry Co. Ltd., Class A	312,825	443,772
	Rizhao Port Co. Ltd., Class A	2,927,800	1,154,684
*	Road King Infrastructure Ltd.	1,391,000	186,749
	RoboTechnik Intelligent Technology Co. Ltd., Class A	18,760	253,811
	Rockchip Electronics Co. Ltd., Class A	3,600	30,845
	Rongan Property Co. Ltd., Class A	751,900	284,149
*	RongFa Nuclear Equipment Co. Ltd., Class A	776,300	365,240
	Rongsheng Petrochemical Co. Ltd., Class A	782,878	983,018
*	Roshow Technology Co. Ltd., Class A	423,700	332,917
	Ruida Futures Co. Ltd., Class A	196,651	315,129
	Runjian Co. Ltd., Class A	124,963	490,880
	SAIC Motor Corp. Ltd., Class A	1,011,555	2,054,616
	Sailun Group Co. Ltd., Class A	723,200	1,320,480

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sanan Optoelectronics Co. Ltd., Class A	183,700	$302,928
	Sangfor Technologies, Inc., Class A	31,672	216,635
	Sanjiang Shopping Club Co. Ltd., Class A	96,700	107,168
	Sanquan Food Co. Ltd., Class A	622,830	956,883
*	Sansteel Minguang Co. Ltd. Fujian, Class A	1,458,556	597,482
	Sansure Biotech, Inc., Class A	161,431	433,792
#	Sany Heavy Equipment International Holdings Co. Ltd.	8,910,500	5,344,739
	Sany Heavy Industry Co. Ltd., Class A	831,141	1,857,097
	Satellite Chemical Co. Ltd., Class A	1,211,883	2,928,946
	SDIC Capital Co. Ltd., Class A	466,300	387,866
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	2,377,941
	Sealand Securities Co. Ltd., Class A	1,346,700	588,973
#*	Seazen Group Ltd.	18,199,047	3,257,988
*	Seazen Holdings Co. Ltd., Class A	569,681	762,837
#	S-Enjoy Service Group Co. Ltd.	2,049,000	748,548
*	Seres Group Co. Ltd., Class A	16,800	185,502
	SF Holding Co. Ltd., Class A	1,032,755	5,010,584
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	183,700	98,057
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	9,800,144
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	1,012,700	505,749
*	Shaanxi Heimao Coking Co. Ltd., Class A	559,100	211,383
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	1,461,111
	Shandong Bohui Paper Industrial Co. Ltd., Class A	881,000	544,688
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	384,887	816,239
*	Shandong Chenming Paper Holdings Ltd., Class H	3,096,033	681,765
	Shandong Dawn Polymer Co. Ltd., Class A	188,000	231,810
	Shandong Denghai Seeds Co. Ltd., Class A	372,900	435,244
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	539,200	511,267
Ω	Shandong Gold Mining Co. Ltd., Class H	1,890,250	3,916,554
	Shandong Haihua Co. Ltd., Class A	539,800	421,264
	Shandong Head Group Co. Ltd., Class A	178,026	278,861
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	1,466,844
	Shandong Hi-speed Co. Ltd., Class A	467,325	550,505
*	Shandong Hi-Speed New Energy Group Ltd.	1,604,600	304,530
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	1,095,000	777,214
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	614,361	2,109,621
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	695,060	311,884
	Shandong Humon Smelting Co. Ltd., Class A	596,656	930,449
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	213,200	421,126
	Shandong Jinjing Science & Technology Co. Ltd., Class A	781,771	621,073
	Shandong Linglong Tyre Co. Ltd., Class A	543,382	1,272,585
	Shandong Lukang Pharma, Class A	564,800	565,549
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,799,880	1,404,311
	Shandong Pharmaceutical Glass Co. Ltd., Class A	250,000	842,680
	Shandong Publishing & Media Co. Ltd., Class A	852,100	1,282,105
	Shandong Sun Paper Industry JSC Ltd., Class A	961,588	1,820,545
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	121,100	659,048
#	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,698,000	9,487,930
	Shandong WIT Dyne Health Co. Ltd., Class A	184,500	734,421
	Shandong Xiantan Co. Ltd., Class A	526,863	423,582
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	880,256
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	508,200	640,431
	Shandong Yulong Gold Co. Ltd., Class A	377,100	765,021
	Shanghai Acrel Co. Ltd., Class A	24,100	63,335
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	562,100	378,854
	Shanghai Aiko Solar Energy Co. Ltd., Class A	631,800	825,142
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	769,994
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	45,956	338,635
	Shanghai AtHub Co. Ltd., Class A	405,672	738,106

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Bailian Group Co. Ltd., Class A	1,003,400	$1,109,781
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	244,558	603,974
	Shanghai Baolong Automotive Corp., Class A	105,100	469,850
	Shanghai Baosight Software Co. Ltd., Class A	209,762	933,149
	Shanghai Baosteel Packaging Co. Ltd., Class A	762,664	508,350
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	18,110	367,036
	Shanghai Bright Meat Group Co. Ltd., Class A	584,900	465,333
#	Shanghai Chicmax Cosmetic Co. Ltd.	65,900	295,256
	Shanghai Chinafortune Co. Ltd., Class A	576,431	1,094,680
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	368,500	457,921
	Shanghai Construction Group Co. Ltd., Class A	2,729,435	883,634
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	458,666	578,875
	Shanghai Datun Energy Resources Co. Ltd., Class A	219,300	372,855
*	Shanghai DZH Ltd., Class A	90,200	76,524
*	Shanghai Electric Group Co. Ltd., Class H	7,626,000	1,483,357
	Shanghai Electric Power Co. Ltd., Class A	498,406	648,690
	Shanghai Environment Group Co. Ltd., Class A	594,679	621,329
*	Shanghai Feilo Acoustics Co. Ltd., Class A	266,900	109,322
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	483,685	505,128
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,083,500	1,799,418
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,040,000	1,586,756
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,780,000	412,240
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	92,047	495,377
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	125,932	317,673
	Shanghai Gentech Co. Ltd., Class A	74,463	303,588
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	310,048	785,258
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	151,480	566,414
*Ω	Shanghai Henlius Biotech, Inc., Class H	69,700	199,659
	Shanghai Huace Navigation Technology Ltd., Class A	77,835	330,444
	Shanghai Huafon Aluminium Corp., Class A	106,400	250,805
	Shanghai Huayi Group Co. Ltd., Class A	362,700	320,614
	Shanghai Industrial Holdings Ltd.	3,322,000	4,955,798
	Shanghai Industrial Urban Development Group Ltd.	16,019,025	809,580
#	Shanghai INT Medical Instruments Co. Ltd.	96,000	346,624
	Shanghai International Airport Co. Ltd., Class A	40,400	193,260
	Shanghai Jahwa United Co. Ltd., Class A	305,300	757,335
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	296,962	987,856
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	204,433	288,438
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	585,400	444,630
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	53,300	157,241
	Shanghai Liangxin Electrical Co. Ltd., Class A	582,891	514,039
	Shanghai Lingang Holdings Corp. Ltd., Class A	583,740	774,507
	Shanghai M&G Stationery, Inc., Class A	229,299	950,742
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	230,900	370,721
*	Shanghai Medicilon, Inc., Class A	68,467	302,804
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	70,161	971,438
*	Shanghai Milkground Food Tech Co. Ltd., Class A	165,700	310,797
	Shanghai Moons' Electric Co. Ltd., Class A	62,800	348,437
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,638,900	5,456,581
	Shanghai Pioneer Holding Ltd.	3,009,000	717,285
	Shanghai Pret Composites Co. Ltd., Class A	337,600	388,550
	Shanghai Pudong Construction Co. Ltd., Class A	534,380	422,002
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	3,986,064
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	382,799	688,799
	Shanghai QiFan Cable Co. Ltd., Class A	196,400	485,525
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	1,261,358
	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	753,692
	Shanghai Rural Commercial Bank Co. Ltd., Class A	995,600	917,252
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	254,300	145,847

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	840,900	$1,418,245
	Shanghai Stonehill Technology Co. Ltd., Class A	2,256,626	766,038
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	417,600	407,854
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	384,400	390,642
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,369,305
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	363,661	463,104
	Shanghai Wanye Enterprises Co. Ltd., Class A	320,710	491,547
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	576,180
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	728,200	550,280
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	282,457	766,408
	Shanghai Zhonggu Logistics Co. Ltd., Class A	931,400	1,137,931
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	1,126,382	778,590
	Shanjin International Gold Co. Ltd., Class C	550,580	1,361,631
	Shannon Semiconductor Technology Co. Ltd., Class A	52,000	210,586
	Shantui Construction Machinery Co. Ltd., Class A	627,400	619,839
	Shanxi Blue Flame Holding Co. Ltd., Class A	1,021,698	845,576
	Shanxi Coal International Energy Group Co. Ltd., Class A	1,055,000	1,883,386
	Shanxi Coking Co. Ltd., Class A	743,797	373,925
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,803,041	2,066,783
	Shanxi Guoxin Energy Corp. Ltd., Class A	1,135,960	388,655
	Shanxi Hi-speed Group Co. Ltd., Class A	891,300	528,268
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	983,130	1,096,435
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,076,748	2,318,936
*	Shanxi Meijin Energy Co. Ltd., Class A	1,460,100	890,320
	Shanxi Securities Co. Ltd., Class A	811,700	559,407
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,868,500	928,269
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	194,729	4,966,554
*	Shanying International Holding Co. Ltd., Class A	2,762,937	558,509
	Sharetronic Data Technology Co. Ltd., Class A	27,300	246,110
	Shede Spirits Co. Ltd., Class A	109,900	834,452
	Shenergy Co. Ltd., Class A	1,024,033	1,183,743
	Shengda Resources Co. Ltd., Class A	228,030	356,376
	Shenghe Resources Holding Co. Ltd., Class A	403,700	463,022
*Ω	Shengjing Bank Co. Ltd., Class H	702,500	64,350
	Shenguan Holdings Group Ltd.	4,272,000	152,673
	Shengyi Technology Co. Ltd., Class A	466,582	1,262,439
	Shenma Industry Co. Ltd., Class A	438,700	371,889
	Shennan Circuits Co. Ltd., Class A	89,283	1,370,655
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,859,200	526,278
*	Shenyang Jinbei Automotive Co. Ltd., Class A	500,100	297,492
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	52,584	894,355
	Shenzhen Agricultural Products Group Co. Ltd., Class A	629,638	457,729
	Shenzhen Airport Co. Ltd., Class A	965,883	876,481
	Shenzhen Aisidi Co. Ltd., Class A	795,938	1,007,807
*	Shenzhen Baoming Technology Co. Ltd., Class A	3,100	21,537
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	495,700	359,581
	Shenzhen BSC Technology Co. Ltd., Class A	60,500	253,406
	Shenzhen Capchem Technology Co. Ltd., Class A	146,140	666,011
	Shenzhen Center Power Tech Co. Ltd., Class A	200,200	297,964
	Shenzhen Cereals Holdings Co. Ltd., Class A	581,050	481,073
	Shenzhen Click Technology Co. Ltd., Class A	222,400	328,071
	Shenzhen Colibri Technologies Co. Ltd., Class A	201,400	355,593
	Shenzhen Comix Group Co. Ltd., Class A	314,200	209,324
	Shenzhen Das Intellitech Co. Ltd., Class A	1,092,400	348,037
	Shenzhen Desay Battery Technology Co., Class A	205,482	733,508
*	Shenzhen Dynanonic Co. Ltd., Class A	101,987	390,398
	Shenzhen Energy Group Co. Ltd., Class A	817,400	763,979
	Shenzhen Envicool Technology Co. Ltd., Class A	280,543	906,226
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	589,960	975,071

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Expressway Corp. Ltd., Class H	4,160,000	$4,067,887
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	350,507
*	Shenzhen Fenda Technology Co. Ltd., Class A	499,691	248,386
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	3,307	41,386
	Shenzhen FRD Science & Technology Co. Ltd., Class A	251,254	504,036
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	648,600	789,655
	Shenzhen Gas Corp. Ltd., Class A	879,816	845,410
	Shenzhen Gongjin Electronics Co. Ltd., Class A	493,803	414,480
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	285,200	405,387
#*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	292,500	132,256
	Shenzhen Hopewind Electric Co. Ltd., Class A	210,600	439,630
	Shenzhen Huaqiang Industry Co. Ltd., Class A	266,434	333,058
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	954,418
	Shenzhen International Holdings Ltd.	11,667,914	9,349,127
	Shenzhen Investment Ltd.	21,975,674	2,645,668
	Shenzhen Invt Electric Co. Ltd., Class A	460,800	384,878
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	333,400	341,427
	Shenzhen Jinjia Group Co. Ltd., Class A	875,400	466,629
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	806,500	535,663
	Shenzhen Kaifa Technology Co. Ltd., Class A	309,021	619,013
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	120,144	265,223
	Shenzhen Kedali Industry Co. Ltd., Class A	91,320	997,680
*	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	603,700	1,242,210
	Shenzhen Kinwong Electronic Co. Ltd., Class A	327,024	1,179,313
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	186,900	464,650
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	463,500	584,557
	Shenzhen Leaguer Co. Ltd., Class A	679,300	553,366
	Shenzhen Lifotronic Technology Co. Ltd., Class A	197,341	428,082
	Shenzhen Megmeet Electrical Co. Ltd., Class A	252,916	935,975
	Shenzhen Microgate Technology Co. Ltd., Class A	508,900	697,971
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	6,736,221
	Shenzhen MTC Co. Ltd., Class A	1,338,738	936,224
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,013,550	345,252
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	52,200	448,707
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,614,501	466,927
	Shenzhen Noposin Crop Science Co. Ltd., Class A	501,500	481,316
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,827,376	520,553
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	451,000	108,026
	Shenzhen Properties & Resources Development Group Ltd., Class A	121,600	125,565
	Shenzhen Qingyi Photomask Ltd., Class A	87,573	233,943
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	64,100	257,455
	Shenzhen SC New Energy Technology Corp., Class A	113,071	820,100
	Shenzhen SED Industry Co. Ltd., Class A	184,589	363,030
	Shenzhen SEG Co. Ltd., Class A	585,000	452,567
	Shenzhen Senior Technology Material Co. Ltd., Class A	438,070	479,708
	Shenzhen Sinexcel Electric Co. Ltd., Class A	171,000	520,932
	Shenzhen Sunline Tech Co. Ltd., Class A	39,500	42,965
	Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	961,535
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	79,900	239,593
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	333,300	404,926
	Shenzhen Sunway Communication Co. Ltd., Class A	209,754	567,428
	Shenzhen Tagen Group Co. Ltd., Class A	1,530,545	808,486
	Shenzhen Topband Co. Ltd., Class A	454,871	647,716
	Shenzhen Topraysolar Co. Ltd., Class A	500,900	201,141
	Shenzhen Topway Video Communication Co. Ltd., Class A	216,500	229,684
	Shenzhen Transsion Holdings Co. Ltd., Class A	102,790	1,151,297
	Shenzhen United Winners Laser Co. Ltd., Class A	81,244	171,203
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	78,000	300,894
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	644,300	1,501,151

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen World Union Group, Inc., Class A	1,437,977	$329,980
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	1,213,896	777,733
	Shenzhen Yinghe Technology Co. Ltd., Class A	419,786	892,039
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	136,100	83,937
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	368,500	310,398
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	275,880	891,545
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,368,280	1,378,452
	Shenzhou International Group Holdings Ltd.	1,532,000	12,969,118
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	67,300	293,689
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	544,300	482,295
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	330,601	724,004
	Shinva Medical Instrument Co. Ltd., Class A	380,640	924,197
#	Shoucheng Holdings Ltd.	14,189,640	2,272,253
	Shougang Fushan Resources Group Ltd.	19,669,294	6,915,797
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,336,400	68,419
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,273,500	782,802
	Shui On Land Ltd.	28,208,276	2,380,545
*	Siasun Robot & Automation Co. Ltd., Class A	117,000	163,394
	Sichuan Changhong Electric Co. Ltd., Class A	617,700	387,048
	Sichuan Chengfei Integration Technology Corp., Class A	160,100	330,093
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,341,441
	Sichuan Development Lomon Co. Ltd., Class A	953,200	918,598
	Sichuan EM Technology Co. Ltd., Class A	560,600	516,579
	Sichuan Expressway Co. Ltd., Class H	4,528,000	1,861,467
	Sichuan Furong Technology Co. Ltd., Class A	250,657	426,154
	Sichuan Haite High-tech Co. Ltd., Class A	415,083	564,106
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,693,320	878,553
	Sichuan Hexie Shuangma Co. Ltd., Class A	331,043	560,114
	Sichuan Injet Electric Co. Ltd., Class A	103,125	536,883
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	159,584	329,460
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	371,963	1,545,323
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	479,434
*	Sichuan New Energy Power Co. Ltd., Class A	461,300	644,042
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,053,960	1,791,879
	Sichuan Swellfun Co. Ltd., Class A	120,305	624,300
	Sichuan Teway Food Group Co. Ltd., Class A	428,400	634,998
	Sichuan Yahua Industrial Group Co. Ltd., Class A	510,700	639,483
	Sieyuan Electric Co. Ltd., Class A	172,940	1,589,034
*	Sihuan Pharmaceutical Holdings Group Ltd.	30,302,000	2,057,120
	SIIC Environment Holdings Ltd. (807 HK)	259,000	32,775
*	Silver Grant International Holdings Group Ltd.	5,632,000	86,359
#Ω	Simcere Pharmaceutical Group Ltd.	5,943,000	4,083,457
	Sineng Electric Co. Ltd., Class A	151,900	614,175
	Sino Biopharmaceutical Ltd.	58,920,495	21,128,844
	Sino Wealth Electronic Ltd., Class A	35,741	100,451
	Sino-Agri Leading Biosciences Co. Ltd., Class A	71,400	128,461
	Sinocare, Inc., Class A	91,460	288,970
*	Sinochem International Corp., Class A	1,006,937	531,244
#	Sinofert Holdings Ltd.	16,342,673	2,029,649
	Sinolink Securities Co. Ltd., Class A	270,300	295,205
*	Sinolink Worldwide Holdings Ltd.	15,777,885	201,778
	Sinoma International Engineering Co., Class A	1,171,750	1,651,691
	Sinoma Science & Technology Co. Ltd., Class A	607,495	966,152
	Sinomach Automobile Co. Ltd., Class A	418,200	358,785
	Sinomach Precision Industry Group Co. Ltd., Class A	203,800	298,275
	Sinomine Resource Group Co. Ltd., Class A	150,640	561,714
	Sinopec Engineering Group Co. Ltd., Class H	10,926,000	6,963,138
	Sinopec Kantons Holdings Ltd.	7,798,000	4,238,536
*	Sinopec Oilfield Equipment Corp., Class A	775,385	595,580

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Service Corp., Class H	17,360,000	$1,111,206
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,703,000	2,995,785
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	34,195	332,311
	Sinopharm Group Co. Ltd., Class H	8,213,600	19,265,349
	Sino-Platinum Metals Co. Ltd., Class A	250,513	466,293
	Sinoseal Holding Co. Ltd., Class A	106,727	469,078
	Sinosoft Co. Ltd., Class A	228,580	543,631
	Sinosteel Engineering & Technology Co. Ltd., Class A	882,568	702,480
	Sinosteel New Materials Co. Ltd., Class A	366,200	340,142
	Sinotrans Ltd., Class H	19,756,000	9,171,370
	Sinotruk Hong Kong Ltd.	5,474,000	14,407,955
	Sinotruk Jinan Truck Co. Ltd., Class A	474,273	1,009,843
	Skshu Paint Co. Ltd., Class A	83,120	374,270
	Skyworth Digital Co. Ltd., Class A	240,699	275,314
	Skyworth Group Ltd.	12,752,246	4,626,105
#Ω	Smoore International Holdings Ltd.	7,416,000	8,658,749
	Snowsky Salt Industry Group Co. Ltd., Class A	920,100	688,404
*	SOHO China Ltd.	16,246,839	1,414,554
*	Sohu.com Ltd., ADR	72,129	1,087,705
*	Solargiga Energy Holdings Ltd.	8,771,000	132,970
	Songcheng Performance Development Co. Ltd., Class A	221,400	250,414
	Sonoscape Medical Corp., Class A	43,500	215,031
	SooChow Securities Co. Ltd., Class A	903,921	795,218
#*	South Manganese Investment Ltd.	4,644,000	138,032
	Southern Publishing & Media Co. Ltd., Class A	346,700	564,386
	Southwest Securities Co. Ltd., Class A	1,209,100	657,443
	SPIC Industry-Finance Holdings Co. Ltd., Class A	79,600	41,408
*	Spring Airlines Co. Ltd., Class A	131,800	988,193
*	SPT Energy Group, Inc.	1,386,000	37,464
	SSY Group Ltd.	13,666,506	6,814,776
	Stanley Agricultural Group Co. Ltd., Class A	584,400	531,421
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	654,900	510,110
	StarPower Semiconductor Ltd., Class A	22,420	282,797
	State Grid Information & Communication Co. Ltd., Class A	316,526	763,805
	State Grid Yingda Co. Ltd., Class A	536,900	318,734
	STO Express Co. Ltd., Class A	1,103,600	1,371,466
	Sumavision Technologies Co. Ltd., Class A	737,200	422,103
	Sumec Corp. Ltd., Class A	894,200	994,078
	Sun Art Retail Group Ltd.	18,745,000	3,049,438
*	Sun Create Electronics Co. Ltd., Class A	120,797	306,919
#*	Sun King Technology Group Ltd.	6,342,000	827,694
	Sunflower Pharmaceutical Group Co. Ltd., Class A	348,700	1,093,309
	Sungrow Power Supply Co. Ltd., Class A	260,243	2,484,024
	Suning Universal Co. Ltd., Class A	1,822,600	434,210
	Sunny Optical Technology Group Co. Ltd.	2,445,300	13,713,496
	Sunresin New Materials Co. Ltd., Class A	108,300	593,907
	Sunrise Group Co. Ltd., Class A	664,930	435,586
	Sunstone Development Co. Ltd., Class A	214,600	345,093
	Sunward Intelligent Equipment Co. Ltd., Class A	782,700	672,114
	Sunwoda Electronic Co. Ltd., Class A	196,799	468,083
	Suofeiya Home Collection Co. Ltd., Class A	313,634	613,568
	SUPCON Technology Co. Ltd., Class A	32,203	168,453
	Suplet Power Co. Ltd., Class A	266,542	392,715
	Suzhou Anjie Technology Co. Ltd., Class A	282,800	564,127
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	496,767	1,718,417
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,609,347	712,476
	Suzhou Good-Ark Electronics Co. Ltd., Class A	371,037	421,925
	Suzhou Maxwell Technologies Co. Ltd., Class A	30,273	435,982
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	113,160	1,045,245

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	309,300	$239,832
	Suzhou Sushi Testing Group Co. Ltd., Class A	182,021	297,645
	Suzhou TFC Optical Communication Co. Ltd., Class A	117,972	1,652,779
	Suzhou TZTEK Technology Co. Ltd., Class A	50,881	232,727
	Suzhou Veichi Electric Co. Ltd., Class A	49,957	163,060
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	1,329,676	296,277
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	11,411	85,458
#	SY Holdings Group Ltd.	1,571,000	997,583
	Symphony Holdings Ltd.	7,630,000	829,404
	SYoung Group Co. Ltd., Class A	237,933	413,231
	T&S Communications Co. Ltd., Class A	25,000	113,463
	Taiji Computer Corp. Ltd., Class A	222,928	517,255
*	Taiyuan Heavy Industry Co. Ltd., Class A	665,400	178,655
*	Talkweb Information System Co. Ltd., Class A	62,200	92,717
*	Tangrenshen Group Co. Ltd., Class A	716,185	549,114
*	Tangshan Jidong Cement Co. Ltd., Class A	763,707	477,199
	TangShan Port Group Co. Ltd., Class A	2,953,530	2,149,420
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,517,239	1,180,102
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	24,300	36,081
	Tansun Technology Co. Ltd., Class A	245,175	439,209
	Tasly Pharmaceutical Group Co. Ltd., Class A	349,900	681,196
	Tayho Advanced Materials Group Co. Ltd., Class A	541,200	641,499
	TBEA Co. Ltd., Class A	1,468,480	2,753,084
	TCL Electronics Holdings Ltd.	8,352,932	5,530,240
	TCL Technology Group Corp., Class A	2,293,218	1,244,633
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,153,152	1,395,514
	TDG Holdings Co. Ltd., Class A	474,400	428,997
	Telling Telecommunication Holding Co. Ltd., Class A	435,200	485,697
#	Ten Pao Group Holdings Ltd.	888,000	137,431
	Tencent Holdings Ltd.	16,061,600	741,185,896
	Tencent Music Entertainment Group, ADR	939,683	13,324,705
#	Tenfu Cayman Holdings Co. Ltd.	101,000	56,855
	Three Squirrels, Inc., Class A	156,800	386,037
	Three's Co. Media Group Co. Ltd., Class A	144,792	499,388
	Thunder Software Technology Co. Ltd., Class A	66,522	418,512
	Tian An China Investment Co. Ltd.	1,286,357	660,234
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	1,295,023
#	Tian Lun Gas Holdings Ltd.	1,044,000	463,230
	Tiande Chemical Holdings Ltd.	496,000	67,345
#	Tiangong International Co. Ltd.	10,194,000	1,992,914
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	138,184	345,383
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	998,464
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	871,551	392,143
	Tianjin Development Holdings Ltd.	2,187,800	504,110
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	106,872	489,329
	Tianjin Port Co. Ltd., Class A	611,200	395,902
	Tianjin Port Development Holdings Ltd.	12,915,200	1,057,569
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	281,370	524,700
	Tianjin Teda Co. Ltd., Class A	923,601	413,096
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	942,400	698,297
*	Tianma Microelectronics Co. Ltd., Class A	688,112	680,240
	Tianneng Battery Group Co. Ltd., Class A	106,287	332,118
#	Tianneng Power International Ltd.	7,163,952	4,840,219
#	Tianqi Lithium Corp., Class H	237,800	651,759
	Tianrun Industry Technology Co. Ltd., Class A	1,010,800	622,682
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	1,550,822
	TianShan Material Co. Ltd., Class A	540,501	406,761
	Tianshui Huatian Technology Co. Ltd., Class A	947,207	1,135,309
	Tianyun International Holdings Ltd.	1,972,000	807,695

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	$170,612
	Tibet Mineral Development Co., Class A	113,800	286,119
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	102,710	480,866
*	Tibet Tianlu Co. Ltd., Class A	509,954	307,475
*	Tibet Water Resources Ltd.	6,597,000	247,907
	Tingyi Cayman Islands Holding Corp.	8,334,000	10,161,604
	Titan Wind Energy Suzhou Co. Ltd., Class A	1,162,659	1,372,150
	TK Group Holdings Ltd.	34,000	8,104
	TKD Science & Technology Co. Ltd., Class A	86,208	163,350
	Tofflon Science & Technology Group Co. Ltd., Class A	222,644	356,449
	Toly Bread Co. Ltd., Class A	755,434	579,971
	Tomson Group Ltd.	3,191,036	775,444
	Tong Ren Tang Technologies Co. Ltd., Class H	4,901,000	3,139,925
	Tongcheng Travel Holdings Ltd.	6,515,200	11,343,304
*	Tongdao Liepin Group	1,291,200	390,204
*	Tongding Interconnection Information Co. Ltd., Class A	570,600	259,682
	TongFu Microelectronics Co. Ltd., Class A	669,615	2,115,405
*	Tongguan Gold Group Ltd.	210,000	13,988
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	365,760	412,961
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	48,100	95,697
	Tongkun Group Co. Ltd., Class A	568,666	1,106,223
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,114,400	710,991
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,458,636
	Tongwei Co. Ltd., Class A	1,255,144	3,150,459
	Tongyu Communication, Inc., Class A	132,320	191,996
	Tongyu Heavy Industry Co. Ltd., Class A	2,423,800	644,243
	Topchoice Medical Corp., Class A	72,602	448,070
*	Topsec Technologies Group, Inc., Class A	686,500	454,399
Ω	Topsports International Holdings Ltd.	11,318,000	5,041,260
	Towngas Smart Energy Co. Ltd.	4,859,708	1,740,734
*	TPV Technology Co. Ltd., Class A	2,632,200	722,398
	Transfar Zhilian Co. Ltd., Class A	1,604,298	865,911
	TravelSky Technology Ltd., Class H	5,078,938	5,725,653
	Triangle Tyre Co. Ltd., Class A	289,800	605,601
*	Trigiant Group Ltd.	6,560,000	280,947
	Trina Solar Co. Ltd., Class A	602,628	1,455,248
#*	Trip.com Group Ltd. (TCOM US), ADR	986,713	41,964,904
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	654,381
	Triumph Science & Technology Co. Ltd., Class A	438,200	586,169
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
*	Troy Information Technology Co. Ltd., Class A	179,300	203,141
	Truking Technology Ltd., Class A	365,700	371,320
	Truly International Holdings Ltd.	14,125,000	1,881,895
#Ω	Tsaker New Energy Tech Co. Ltd.	220,500	26,588
*	Tsinghua Tongfang Co. Ltd., Class A	419,900	300,079
	Tsingtao Brewery Co. Ltd., Class H	2,304,000	14,719,323
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	14,893
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,895,700	244,850
	Tungkong, Inc., Class A	142,800	140,743
*	Tuniu Corp., Sponsored ADR	88,047	77,481
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	125,539	937,484
	Unilumin Group Co. Ltd., Class A	669,131	469,623
	Uni-President China Holdings Ltd.	11,492,308	9,457,577
	Unisplendour Corp. Ltd., Class A	467,620	1,507,661
#*	United Energy Group Ltd.	18,021,100	772,835
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,216,234
*	UTour Group Co. Ltd., Class A	374,800	354,965
	V V Food & Beverage Co. Ltd., Class A	760,800	254,896
	Valiant Co. Ltd., Class A	631,027	835,469

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	204,928	$400,789
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	7,900	15,450
	Vatti Corp. Ltd., Class A	645,500	588,448
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	158,900	364,829
Ω	VCredit Holdings Ltd.	109,600	32,438
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	816,500	220,510
	Victory Giant Technology Huizhou Co. Ltd., Class A	278,500	1,492,416
	Vipshop Holdings Ltd., ADR	2,600,365	35,468,979
*	Visionox Technology, Inc., Class A	499,500	432,238
	Visual China Group Co. Ltd., Class A	448,100	721,854
#*Ω	Viva Biotech Holdings	5,817,500	400,943
*	Vnet Group, Inc., ADR	460,815	953,887
	Walvax Biotechnology Co. Ltd., Class A	224,200	359,304
*	Wanda Film Holding Co. Ltd., Class A	139,500	215,603
	Wangneng Environment Co. Ltd., Class A	361,591	652,059
	Wangsu Science & Technology Co. Ltd., Class A	738,840	773,055
	Wanguo International Mining Group Ltd.	572,000	525,002
	Wanhua Chemical Group Co. Ltd., Class A	879,528	9,440,411
	Want Want China Holdings Ltd.	29,515,000	17,721,708
	Wanxiang Qianchao Co. Ltd., Class A	1,235,519	792,288
	Warom Technology, Inc. Co., Class A	116,400	327,544
	Wasion Holdings Ltd.	4,776,000	3,882,481
	Wasu Media Holding Co. Ltd., Class A	734,500	642,102
#	Weibo Corp. (WB US), Sponsored ADR	552,309	4,263,825
	Weichai Power Co. Ltd., Class H	10,472,120	16,760,067
	Weifu High-Technology Group Co. Ltd., Class A	312,447	733,946
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	165,200	252,447
	Weihai Guangwei Composites Co. Ltd., Class A	176,520	690,239
#*Ω	Weimob, Inc.	11,097,000	1,731,613
*	Wellhope Foods Co. Ltd., Class A	528,644	518,404
*	Wencan Group Co. Ltd., Class A	193,500	667,158
	Wens Foodstuffs Group Co. Ltd., Class A	399,266	1,102,155
	West China Cement Ltd.	24,742,000	3,264,588
	Western Metal Materials Co. Ltd., Class A	222,800	411,808
	Western Mining Co. Ltd., Class A	675,800	1,512,506
*	Western Region Gold Co. Ltd., Class A	367,200	602,885
	Western Securities Co. Ltd., Class A	816,630	738,759
	Western Superconducting Technologies Co. Ltd., Class A	81,978	437,987
	Wharf Holdings Ltd.	2,052,000	5,626,271
	Will Semiconductor Co. Ltd. Shanghai, Class A	21,388	305,121
	Willfar Information Technology Co. Ltd., Class A	59,477	325,144
	Winall Hi-Tech Seed Co. Ltd., Class A	531,800	464,129
	Windey Energy Technology Group Co. Ltd., Class A	333,438	524,979
*	Wingtech Technology Co. Ltd., Class A	277,097	1,148,785
	Winner Medical Co. Ltd., Class A	115,025	417,133
	Winning Health Technology Group Co. Ltd., Class A	491,000	381,823
	Wolong Electric Group Co. Ltd., Class A	822,395	1,384,785
	Wuchan Zhongda Group Co. Ltd., Class A	2,281,250	1,375,901
	Wuhan DR Laser Technology Corp. Ltd., Class A	56,940	392,167
	Wuhan East Lake High Technology Group Co. Ltd., Class A	185,300	213,009
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	81,696	187,543
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	319,400	351,750
	Wuhan Guide Infrared Co. Ltd., Class A	328,742	288,382
	Wuhan Huazhong Numerical Control Co. Ltd., Class A	46,200	159,135
	Wuhan Jingce Electronic Group Co. Ltd., Class A	13,800	113,983
*	Wuhan P&S Information Technology Co. Ltd., Class A	589,700	384,002
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	92,800	217,041
	Wuhu Token Science Co. Ltd., Class A	763,240	485,512
	Wuliangye Yibin Co. Ltd., Class A	841,312	14,781,200

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	WUS Printed Circuit Kunshan Co. Ltd., Class A	323,380	$1,505,289
	Wushang Group Co. Ltd., Class A	479,000	472,635
Ω	WuXi AppTec Co. Ltd., Class H	1,739,660	7,116,444
	Wuxi Autowell Technology Co. Ltd., Class A	69,007	375,061
	Wuxi Best Precision Machinery Co. Ltd., Class A	35,800	73,495
*Ω	Wuxi Biologics Cayman, Inc.	12,089,000	17,682,038
	Wuxi Boton Technology Co. Ltd., Class A	265,838	596,502
	Wuxi Chipown Micro-Electronics Ltd., Class A	39,976	197,104
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	661,200	812,108
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	986,300	2,304,281
	Wuxi NCE Power Co. Ltd., Class A	96,600	449,808
	Wuxi Paike New Materials Technology Co. Ltd., Class A	73,498	529,998
	Wuxi Rural Commercial Bank Co. Ltd., Class A	421,100	303,683
	Wuxi Taiji Industry Co. Ltd., Class A	659,456	511,119
	Wuxi Xinje Electric Co. Ltd., Class A	75,000	332,070
	Wuzhou Special Paper Group Co. Ltd., Class A	172,811	298,784
	XCMG Construction Machinery Co. Ltd., Class A	2,054,900	1,864,712
	XGD, Inc., Class A	261,694	575,866
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	8,533,500	1,398,038
	Xiamen Amoytop Biotech Co. Ltd., Class A	65,517	453,395
	Xiamen Bank Co. Ltd., Class A	1,946,200	1,424,871
	Xiamen C & D, Inc., Class A	483,230	530,441
*	Xiamen Changelight Co. Ltd., Class A	487,400	405,448
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	276,826	215,456
	Xiamen Faratronic Co. Ltd., Class A	74,158	889,878
	Xiamen International Airport Co. Ltd., Class A	126,156	230,486
	Xiamen Intretech, Inc., Class A	239,084	404,443
	Xiamen ITG Group Corp. Ltd., Class A	1,436,963	1,276,531
	Xiamen Jihong Technology Co. Ltd., Class A	262,170	383,899
	Xiamen Kingdomway Group Co., Class A	486,029	951,055
	Xiamen Port Development Co. Ltd., Class A	271,700	219,598
	Xiamen Tungsten Co. Ltd., Class A	425,462	1,001,771
	Xiamen Xiangyu Co. Ltd., Class A	1,420,300	1,020,754
	Xi'An Shaangu Power Co. Ltd., Class A	721,545	790,586
	Xi'an Triangle Defense Co. Ltd., Class A	278,738	1,218,926
	Xiandai Investment Co. Ltd., Class A	1,204,238	636,805
	Xiangcai Co. Ltd., Class A	430,908	390,033
	Xiangpiaopiao Food Co. Ltd., Class A	101,300	168,951
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	403,530	585,532
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	311,800	389,688
	Xianhe Co. Ltd., Class A	336,907	809,345
*Ω	Xiaomi Corp., Class B	13,209,200	28,371,113
	Xilinmen Furniture Co. Ltd., Class A	293,800	611,966
	Xinfengming Group Co. Ltd., Class A	903,412	1,669,065
#	Xingda International Holdings Ltd.	6,782,814	1,111,820
	Xingfa Aluminium Holdings Ltd.	360,000	383,529
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	4,000,453
	Xinhuanet Co. Ltd., Class A	205,614	593,906
	Xinjiang Communications Construction Group Co. Ltd., Class A	276,100	341,878
	Xinjiang Joinworld Co. Ltd., Class A	264,346	249,322
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	889,900	386,527
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	1,011,166
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	720,588
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	725,900	664,204
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	293,700	143,937
#*	Xinte Energy Co. Ltd., Class H	3,980,800	3,763,726
*	Xinxiang Chemical Fiber Co. Ltd., Class A	1,059,400	524,429
	Xinxiang Richful Lube Additive Co. Ltd., Class A	141,940	806,399
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	2,321,050	1,157,527

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Xinyi Energy Holdings Ltd.	16,278,956	$1,853,524
	Xinyi Solar Holdings Ltd.	33,660,006	15,970,943
	Xinyu Iron & Steel Co. Ltd., Class A	2,352,500	1,081,059
	Xinzhi Group Co. Ltd., Class A	280,600	475,655
*	Xizang Zhufeng Resources Co. Ltd., Class A	343,800	439,386
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	247,000	354,316
*	XPeng, Inc., Class A	1,261,500	5,099,027
	Xtep International Holdings Ltd.	11,345,405	6,823,430
	Xuji Electric Co. Ltd., Class A	247,100	1,042,924
*	Xunlei Ltd., ADR	133,711	231,320
Ω	Yadea Group Holdings Ltd.	6,802,000	9,166,996
*	YaGuang Technology Group Co. Ltd., Class A	369,100	248,564
	Yangling Metron New Material, Inc., Class A	205,780	547,977
*	Yangmei Chemical Co. Ltd., Class A	916,200	199,493
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	839,500	858,941
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	859,399
	Yankershop Food Co. Ltd., Class A	109,572	576,525
#	Yankuang Energy Group Co. Ltd., Class H	14,761,499	19,268,337
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	235,212	720,756
	Yantai China Pet Foods Co. Ltd., Class A	163,916	434,933
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	190,194	334,096
	Yantai Eddie Precision Machinery Co. Ltd., Class A	272,130	542,765
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	283,692	1,234,631
	YanTai Shuangta Food Co. Ltd., Class A	316,350	192,582
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	69,050	206,721
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	456,200	560,908
#*	Yatsen Holding Ltd., ADR	13,120	51,299
#*	Yeahka Ltd.	479,600	675,022
	Yealink Network Technology Corp. Ltd., Class A	119,620	558,146
	Yechiu Metal Recycling China Ltd., Class A	831,540	262,625
	Yeebo International Holdings Ltd.	190,000	69,441
	YGSOFT, Inc., Class A	893,371	661,901
	Yibin Tianyuan Group Co. Ltd., Class A	721,300	392,530
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	2,155,800	2,553,093
*	Yifan Pharmaceutical Co. Ltd., Class A	274,700	455,065
	Yifeng Pharmacy Chain Co. Ltd., Class A	304,951	883,795
	Yihai International Holding Ltd.	3,271,000	4,899,802
	Yinbang Clad Material Co. Ltd., Class A	256,200	261,523
	Yindu Kitchen Equipment Co. Ltd., Class A	34,100	118,520
	Yingkou Jinchen Machinery Co. Ltd., Class A	7,100	27,513
	Yip's Chemical Holdings Ltd.	1,348,000	262,369
#*	Yiren Digital Ltd., Sponsored ADR	296,760	1,409,610
#Ω	Yixin Group Ltd.	4,415,000	377,842
	Yixintang Pharmaceutical Group Co. Ltd., Class A	465,078	885,979
	Yizumi Holdings Co. Ltd., Class A	32,500	82,550
	Yonfer Agricultural Technology Co. Ltd., Class A	849,800	1,316,723
	Yongjin Technology Group Co. Ltd.	252,000	680,689
	YongXing Special Materials Technology Co. Ltd., Class A	205,718	953,270
*	Yonyou Network Technology Co. Ltd., Class A	123,643	164,001
	Yotrio Group Co. Ltd., Class A	1,341,100	490,418
	Youcare Pharmaceutical Group Co. Ltd., Class A	105,746	284,726
	Youngor Fashion Co. Ltd., Class A	1,133,600	1,122,098
	Youngy Co. Ltd., Class A	116,400	515,711
*	Youzu Interactive Co. Ltd., Class A	382,900	407,231
	YTO Express Group Co. Ltd., Class A	793,975	1,576,015
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	117,463
	Yuexiu Property Co. Ltd.	14,493,956	9,263,491
	Yuexiu Services Group Ltd.	241,500	90,337
	Yuexiu Transport Infrastructure Ltd.	4,285,415	2,051,592

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yueyang Forest & Paper Co. Ltd., Class A	459,600	$223,332
	Yum China Holdings, Inc. (9987 HK)	56,750	1,713,227
	Yum China Holdings, Inc. (YUMC US)	1,120,797	33,892,901
	Yunda Holding Co. Ltd., Class A	1,303,786	1,332,629
	Yunnan Aluminium Co. Ltd., Class A	1,062,000	1,777,015
	Yunnan Baiyao Group Co. Ltd., Class A	193,877	1,355,420
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	1,126,400	843,695
	Yunnan Copper Co. Ltd., Class A	695,800	1,099,749
	Yunnan Energy Investment Co. Ltd., Class A	134,400	209,652
	Yunnan Energy New Material Co. Ltd., Class A	204,795	874,029
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	73,100	130,462
	Yunnan Nantian Electronics Information Co. Ltd., Class A	120,891	210,705
	Yunnan Tin Co. Ltd., Class A	791,200	1,542,381
	Yunnan Yuntianhua Co. Ltd., Class A	487,000	1,322,362
	Yusys Technologies Co. Ltd., Class A	329,100	499,100
	Yutong Bus Co. Ltd., Class A	582,006	1,804,681
	Yutong Heavy Industries Co. Ltd., Class A	152,502	217,452
*	Zai Lab Ltd.	591,500	1,119,799
	Zangge Mining Co. Ltd., Class A	363,600	1,158,545
	ZBOM Home Collection Co. Ltd., Class A	263,038	410,714
	Zengame Technology Holding Ltd.	1,376,000	497,527
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	46,203	1,359,761
	Zhaojin Mining Industry Co. Ltd., Class H	5,778,666	10,360,110
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	196,378	264,937
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	759,328
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	266,600	273,892
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	220,640	223,625
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,378,060	625,766
	Zhejiang Cfmoto Power Co. Ltd., Class A	65,600	1,215,327
	Zhejiang China Commodities City Group Co. Ltd., Class A	876,200	936,636
	Zhejiang Chint Electrics Co. Ltd., Class A	543,490	1,449,810
	Zhejiang Communications Technology Co. Ltd., Class A	1,217,509	618,309
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	1,344,700	802,784
	Zhejiang Crystal-Optech Co. Ltd., Class A	455,162	1,149,107
	Zhejiang Dahua Technology Co. Ltd., Class A	352,700	733,342
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	258,000	312,770
	Zhejiang Dingli Machinery Co. Ltd., Class A	99,796	725,309
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	536,940	798,919
	Zhejiang Expressway Co. Ltd., Class H	10,454,039	6,860,121
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	271,648	611,453
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	20,580	81,617
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	478,700	540,859
	Zhejiang Hailiang Co. Ltd., Class A	740,561	797,475
	Zhejiang Hailide New Material Co. Ltd., Class A	546,400	282,359
	Zhejiang HangKe Technology, Inc. Co., Class A	258,889	614,978
	Zhejiang Hangmin Co. Ltd., Class A	725,100	688,390
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	874,924	639,684
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	957,300	981,282
	Zhejiang Huace Film & Television Co. Ltd., Class A	704,900	596,025
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	452,879	1,074,260
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	99,100	197,213
	Zhejiang Huangma Technology Co. Ltd., Class A	302,300	358,152
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	1,348,400	933,661
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	55,000	106,368
	Zhejiang Huayou Cobalt Co. Ltd., Class A	368,135	1,197,172
	Zhejiang International Group Co. Ltd., Class A	135,340	180,913
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	698,800	672,349

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	198,407	$484,894
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	113,512	305,016
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	213,100	383,151
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	308,070	1,274,832
	Zhejiang Jingu Co. Ltd., Class A	582,950	390,708
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	728,107
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	1,094,200	537,381
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,293,907
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	419,000	820,357
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	17,500	35,095
	Zhejiang Juhua Co. Ltd., Class A	517,720	1,418,008
	Zhejiang Lante Optics Co. Ltd., Class A	58,510	155,491
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	471,159
	Zhejiang Medicine Co. Ltd., Class A	436,569	839,188
	Zhejiang Meida Industrial Co. Ltd., Class A	322,500	326,933
	Zhejiang Meorient Commerce & Exhibition, Inc., Class A	118,350	262,134
	Zhejiang Narada Power Source Co. Ltd., Class A	435,969	522,301
	Zhejiang NHU Co. Ltd., Class A	757,379	2,189,924
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	970,977	481,079
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	123,017	495,091
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	430,600	993,491
	Zhejiang Runtu Co. Ltd., Class A	642,250	516,516
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	106,500	272,081
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	52,340	227,212
	Zhejiang Semir Garment Co. Ltd., Class A	1,509,125	1,062,345
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	294,100	201,244
	Zhejiang Shibao Co. Ltd., Class H	314,000	85,592
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	134,400	423,138
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	108,800	341,672
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	75,000	300,424
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	358,677
*	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	114,600	147,723
	Zhejiang Supor Co. Ltd., Class A	88,169	613,283
	Zhejiang Taihua New Material Group Co. Ltd., Class A	345,100	512,826
*	Zhejiang Tiantie Industry Co. Ltd., Class A	484,922	277,620
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	186,202	424,454
*	Zhejiang Tony Electronic Co. Ltd., Class A	59,700	145,876
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	933,447	1,846,268
	Zhejiang Wanliyang Co. Ltd., Class A	896,541	616,740
	Zhejiang Wanma Co. Ltd., Class A	547,700	526,939
	Zhejiang Wansheng Co. Ltd., Class A	23,800	29,903
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,291,598
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	113,000	184,112
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	452,757	878,236
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	336,995
	Zhejiang XCC Group Co. Ltd., Class A	111,200	243,076
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	384,999	641,430
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	796,013	855,337
	Zhejiang Xinao Textiles, Inc., Class A	566,400	510,305
	Zhejiang Xinhua Chemical Co. Ltd., Class A	95,300	287,120
	Zhejiang Yankon Group Co. Ltd., Class A	135,829	51,716
	Zhejiang Yasha Decoration Co. Ltd., Class A	780,000	357,032
	Zhejiang Yinlun Machinery Co. Ltd., Class A	480,900	1,060,893
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	34,300	71,900
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	133,400	327,743
*	Zhejiang Yongtai Technology Co. Ltd., Class A	205,584	230,224
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	57,000	246,065
	Zhende Medical Co. Ltd., Class A	167,611	491,760
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,395,800	2,653,076

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhengzhou GL Tech Co. Ltd., Class A	13,400	$25,553
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	1,245,100	623,245
	Zheshang Development Group Co. Ltd., Class A	643,217	572,388
	Zheshang Securities Co. Ltd., Class A	508,400	817,773
*	Zhewen Interactive Group Co. Ltd., Class A	951,420	557,341
*	Zhihu, Inc.	13,500	14,604
*	Zhong An Group Ltd.	14,556,888	191,248
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	4,510,800	7,701,944
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	879,300	174,389
	Zhongji Innolight Co. Ltd., Class A	82,271	1,497,924
	Zhongjin Gold Corp. Ltd., Class A	980,800	2,193,021
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	87,500	252,403
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	294,200	228,853
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,203,500	784,650
	Zhongshan Public Utilities Group Co. Ltd., Class A	501,800	526,067
	Zhongsheng Group Holdings Ltd.	6,411,500	10,003,573
	Zhongtai Securities Co. Ltd., Class A	505,700	422,432
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	0
	Zhongtong Bus Co. Ltd., Class A	155,600	260,822
#*	Zhongyu Energy Holdings Ltd.	1,846,550	1,088,475
	Zhongyuan Environment-Protection Co. Ltd., Class A	773,300	808,357
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	8,019,000	1,683,426
	Zhuhai Huafa Properties Co. Ltd., Class A	452,438	374,480
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,664,450	6,142,696
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	144,732	462,935
	Zhuzhou Kibing Group Co. Ltd., Class A	1,414,100	1,197,110
*	Zhuzhou Smelter Group Co. Ltd., Class A	184,400	207,737
	Zhuzhou Times New Material Technology Co. Ltd., Class A	407,600	555,188
	Zijin Mining Group Co. Ltd., Class H	14,342,000	29,090,812
	ZJAMP Group Co. Ltd., Class A	68,900	73,684
	ZJMI Environmental Energy Co. Ltd., Class A	491,127	844,076
#	Zonqing Environmental Ltd.	16,000	54,080
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,190,600	2,933,075
	ZTE Corp., Class H	2,449,592	5,487,272
	ZTO Express Cayman, Inc. (2057 HK)	286,950	5,453,179
	ZTO Express Cayman, Inc. (ZTO US), ADR	1,047,004	19,840,726
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	40,000	53,819
TOTAL CHINA			5,986,685,234
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	1,191,206	2,520,926
	BAC Holding International Corp.	678,025	48,036
	Banco de Bogota SA	12,274	75,807
	Bancolombia SA (BCOLO CB)	422,977	3,813,158
	Bancolombia SA (CIB US), Sponsored ADR	118,217	3,938,990
	Bolsa de Valores de Colombia	20,739	51,655
	Celsia SA ESP	1,445,982	1,413,498
	Cementos Argos SA	1,770,624	3,649,640
	Corp. Financiera Colombiana SA	399,328	1,301,191
	Ecopetrol SA	1,473,312	791,027
	Grupo Argos SA	524,302	2,145,869
#	Grupo Aval Acciones y Valores SA, ADR	16,747	35,504
	Grupo Energia Bogota SA ESP	3,219,558	1,955,098
	Interconexion Electrica SA ESP	1,176,847	5,083,880
	Mineros SA	372,556	316,364
	Promigas SA ESP	59,249	105,598
TOTAL COLOMBIA			27,246,241

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CZECH REPUBLIC — (0.1%)
	CEZ AS	434,330	$16,724,350
	Komercni Banka AS	185,284	6,401,208
Ω	Moneta Money Bank AS	718,905	3,292,192
#	Philip Morris CR AS	1,948	1,273,758
TOTAL CZECH REPUBLIC			27,691,508
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	5,442,941	8,999,500
*	EFG Holding SAE (EFGD LI), GDR	34,192	29,318
*	EFG Holding SAE (EFGZF US), GDR	131,241	112,867
TOTAL EGYPT			9,141,685
GREECE — (0.5%)
	Aegean Airlines SA	248,716	3,096,370
	Alpha Services & Holdings SA	4,479,043	8,264,233
	Athens Water Supply & Sewage Co. SA	166,374	1,045,936
	Autohellas Tourist & Trading SA	118,800	1,524,640
	Avax SA	173,111	263,738
	Bank of Greece	28,725	432,867
	Ellaktor SA	256,653	543,889
#	ElvalHalcor SA	395,854	809,970
	Epsilon Net SA	88,987	1,155,674
	Eurobank Ergasias Services & Holdings SA, Class A	6,228,786	14,271,824
*††	FF Group	156,853	0
	Fourlis Holdings SA	281,795	1,199,166
	GEK Terna SA	365,348	7,078,825
	Hellenic Exchanges - Athens Stock Exchange SA	120,081	623,672
	Hellenic Telecommunications Organization SA	440,922	7,244,238
#	Helleniq Energy Holdings SA	327,390	2,622,243
	Holding Co. ADMIE IPTO SA	139,910	341,605
	Ideal Holdings SA	59,686	380,376
	Intracom Holdings SA	409,517	1,476,090
#*	Intrakat Technical & Energy Projects SA	107,558	580,419
	Jumbo SA	289,474	7,757,458
	Kri-Kri Milk Industry SA	32,407	404,829
*	LAMDA Development SA	366,298	3,017,631
*	Lavipharm SA	161,049	155,983
	Metlen Energy & Metals SA	219,587	8,677,965
	Motor Oil Hellas Corinth Refineries SA	325,333	8,292,681
	National Bank of Greece SA	1,332,132	11,693,869
	OPAP SA	424,236	7,398,223
	Piraeus Financial Holdings SA	1,120,346	4,733,411
	Piraeus Port Authority SA	49,221	1,383,807
	Profile Systems & Software SA	28,545	154,847
	Public Power Corp. SA	406,294	5,175,913
	Quest Holdings SA	170,341	991,489
	Sarantis SA	106,477	1,265,278
	Terna Energy SA	146,477	3,049,878
#	Thrace Plastics Holding & Co.	77,042	345,318
	Titan Cement International SA (TITC BB)	210,081	7,454,527
	Titan Cement International SA (TITC GA)	46,180	1,643,773
TOTAL GREECE			126,552,655
HONG KONG — (0.0%)
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
*††	China Properties Investment Holdings Ltd.	397,000	0
#	Gushengtang Holdings Ltd.	413,000	1,852,992

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Kai Yuan Holdings Ltd.	7,950,000	$13,752
*††	Nan Hai Corp. Ltd.	35,000,000	0
	PAX Global Technology Ltd.	6,428,000	3,606,702
*	Phoenix Media Investment Holdings Ltd.	541,200	107,130
*††	Sino-I Technology Ltd.	5,320,000	0
*††	Tian Shan Development Holding Ltd.	1,584,000	0
	Time Interconnect Technology Ltd.	376,000	164,106
*††	Untrade.Ch Wood Opti	2,848,000	0
#††	Untrade.Lumena Newmat	391,649	0
TOTAL HONG KONG			5,744,682
HUNGARY — (0.2%)
*	4iG Nyrt	49,480	107,189
	Magyar Telekom Telecommunications PLC	879,795	2,634,973
#*	MASTERPLAST Nyrt	4,476	37,946
	MOL Hungarian Oil & Gas PLC	2,487,630	19,386,125
	Opus Global Nyrt	852,804	1,023,712
	OTP Bank Nyrt	503,133	25,791,380
	Richter Gedeon Nyrt	138,232	3,941,319
TOTAL HUNGARY			52,922,644
INDIA — (22.7%)
	360 ONE WAM Ltd.	766,686	10,405,648
*	3i Infotech Ltd.	349,409	155,027
	3M India Ltd.	3,710	1,743,939
	63 Moons Technologies Ltd.	23,008	108,195
	Aarti Drugs Ltd.	252,061	1,538,206
	Aarti Industries Ltd.	1,061,595	9,515,709
	Aarti Pharmalabs Ltd.	205,566	1,557,904
*	Aavas Financiers Ltd.	103,343	2,073,630
	ABB India Ltd.	57,924	5,478,860
	Abbott India Ltd.	9,321	3,162,882
	ACC Ltd.	230,620	7,150,591
	Accelya Solutions India Ltd.	5,332	115,402
	Action Construction Equipment Ltd.	341,269	5,683,522
*	Adani Energy Solutions Ltd.	263,041	3,569,982
	Adani Enterprises Ltd.	39,446	1,496,343
*	Adani Green Energy Ltd.	247,384	5,466,446
	Adani Ports & Special Economic Zone Ltd.	935,364	17,624,697
*	Adani Power Ltd.	2,225,681	19,118,104
	Adani Total Gas Ltd.	320,657	3,431,561
	ADF Foods Ltd.	153,241	430,676
*	Aditya Birla Capital Ltd.	3,352,097	9,104,748
*	Aditya Birla Fashion & Retail Ltd.	219,660	904,737
	Advanced Enzyme Technologies Ltd.	294,271	1,473,875
	Aegis Logistics Ltd.	960,492	9,595,700
*	Aether Industries Ltd.	21,443	230,222
*	Affle India Ltd.	88,334	1,593,550
	Agarwal Industrial Corp. Ltd.	5,318	75,256
	AGI Greenpac Ltd.	221,725	2,126,357
	Agro Tech Foods Ltd.	48,493	534,262
	Ahluwalia Contracts India Ltd.	152,859	2,594,854
	AIA Engineering Ltd.	243,646	13,563,851
	Ajanta Pharma Ltd.	358,229	11,514,798
	Ajmera Realty & Infra India Ltd.	14,685	131,979
	Akzo Nobel India Ltd.	64,495	2,296,705
	Alembic Ltd.	629,826	1,075,332
	Alembic Pharmaceuticals Ltd.	487,649	6,900,458

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Alkem Laboratories Ltd.	76,636	$4,873,523
	Alkyl Amines Chemicals	60,703	1,537,428
*	Allcargo Gati Ltd.	274,212	328,248
*	Allcargo Logistics Ltd.	2,729,032	2,130,684
	Allcargo Terminals Ltd.	686,770	428,293
*	Alok Industries Ltd.	2,081,887	672,718
	Amara Raja Energy & Mobility Ltd.	865,286	16,850,038
*	Amber Enterprises India Ltd.	74,653	3,867,976
	Ambika Cotton Mills Ltd.	2,805	71,967
	Ambuja Cements Ltd.	1,005,199	8,192,279
	Amrutanjan Health Care Ltd.	47,776	431,020
	Anant Raj Ltd.	587,468	3,906,764
	Andhra Paper Ltd.	29,228	201,433
	Andhra Sugars Ltd.	356,515	504,944
	Angel One Ltd.	227,209	5,899,237
*Ω	Antony Waste Handling Cell Ltd.	40,186	390,958
	Anup Engineering Ltd.	4,491	96,920
	Apar Industries Ltd.	105,924	11,741,107
	Apcotex Industries Ltd.	83,501	462,901
	APL Apollo Tubes Ltd.	711,968	12,712,935
	Apollo Hospitals Enterprise Ltd.	248,015	19,585,317
	Apollo Pipes Ltd.	18,737	143,146
	Apollo Tyres Ltd.	3,558,807	23,700,617
	Aptech Ltd.	66,751	190,230
*	Arman Financial Services Ltd.	13,149	295,454
	Artemis Medicare Services Ltd.	34,905	110,202
	Arvind Fashions Ltd.	435,675	2,686,505
	Arvind Ltd.	1,495,872	6,734,482
	Arvind SmartSpaces Ltd.	19,935	181,329
	Asahi India Glass Ltd.	413,977	3,339,457
*	Ashapura Minechem Ltd.	108,855	481,808
	Ashiana Housing Ltd.	129,060	613,173
	Ashok Leyland Ltd.	6,657,074	20,480,763
*	Ashoka Buildcon Ltd.	1,398,768	4,286,043
*	Asian Granito India Ltd.	219,486	221,441
	Asian Paints Ltd.	821,045	30,330,981
	Astec Lifesciences Ltd.	28,607	416,296
Ω	Aster DM Healthcare Ltd.	840,295	3,490,173
	Astra Microwave Products Ltd.	142,271	1,521,396
	Astral Ltd.	401,140	10,526,632
	AstraZeneca Pharma India Ltd.	19,537	1,639,267
*	Atul Auto Ltd.	18,658	161,690
	Atul Ltd.	100,867	9,614,659
Ω	AU Small Finance Bank Ltd.	936,436	7,237,859
	AurionPro Solutions Ltd.	35,989	694,825
	Aurobindo Pharma Ltd.	1,301,271	22,218,738
	Automotive Axles Ltd.	35,359	880,180
	Avadh Sugar & Energy Ltd.	36,243	278,635
	Avanti Feeds Ltd.	305,577	2,492,589
*Ω	Avenue Supermarts Ltd.	96,480	5,713,216
	Axis Bank Ltd. (AXB LI), GDR	291	20,370
	Axis Bank Ltd. (AXSB IN)	8,031,580	112,359,123
*	AXISCADES Technologies Ltd.	24,713	167,468
	Bajaj Auto Ltd.	177,071	20,491,390
	Bajaj Consumer Care Ltd.	547,412	1,737,303
	Bajaj Finance Ltd.	533,819	43,515,190
	Bajaj Finserv Ltd.	716,872	14,159,002
*	Bajaj Hindusthan Sugar Ltd.	5,009,249	2,661,229
	Bajaj Holdings & Investment Ltd.	158,527	18,295,113

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balaji Amines Ltd.	87,890	$2,628,014
	Balkrishna Industries Ltd.	350,093	13,869,567
	Balmer Lawrie & Co. Ltd.	565,989	1,989,722
	Balrampur Chini Mills Ltd.	1,276,271	7,391,423
	Banco Products India Ltd.	149,045	1,358,364
Ω	Bandhan Bank Ltd.	5,424,989	14,135,674
	Bank of Baroda	4,220,226	12,853,910
	Bank of India	2,139,467	3,223,676
	Bank of Maharashtra	5,106,024	4,096,966
	Bannari Amman Sugars Ltd.	7,893	302,328
	BASF India Ltd.	68,247	5,090,993
	Bata India Ltd.	242,073	4,618,697
	Bayer CropScience Ltd.	36,633	3,038,970
	BCL Industries Ltd.	302,134	226,128
	BEML Ltd.	121,055	6,615,697
	Berger Paints India Ltd.	977,644	6,498,207
	Best Agrolife Ltd.	5,425	39,429
*	BF Utilities Ltd.	80,875	782,572
	Bhagiradha Chemicals & Industries Ltd.	8,960	39,568
	Bhansali Engineering Polymers Ltd.	715,949	1,290,689
	Bharat Bijlee Ltd.	30,826	1,852,687
	Bharat Dynamics Ltd.	288,490	5,046,161
	Bharat Electronics Ltd.	6,831,457	25,869,917
	Bharat Forge Ltd.	914,493	18,957,158
	Bharat Heavy Electricals Ltd.	5,177,090	19,569,889
	Bharat Petroleum Corp. Ltd.	3,878,066	16,310,597
	Bharat Rasayan Ltd.	6,568	888,265
*	Bharat Wire Ropes Ltd.	65,113	204,968
	Bharti Airtel Ltd.	7,176,445	128,324,045
	Birla Corp. Ltd.	201,637	3,712,416
	Birlasoft Ltd.	1,252,951	10,145,054
*	BL Kashyap & Sons Ltd.	15,320	19,563
*	Black Box Ltd.	108,322	665,403
	Bliss Gvs Pharma Ltd.	296,202	430,092
	BLS International Services Ltd.	509,711	2,186,982
	Blue Dart Express Ltd.	33,524	3,275,036
	Blue Star Ltd.	416,191	8,613,920
	Bodal Chemicals Ltd.	69,763	69,030
	Bombay Burmah Trading Co.	140,468	3,825,968
*	Bombay Dyeing & Manufacturing Co. Ltd.	218,728	611,731
*	Borosil Ltd.	16,173	73,603
*	Borosil Renewables Ltd.	45,879	305,957
*††	Borosil Scientific Ltd.	12,129	27,813
	Bosch Ltd.	10,664	4,437,255
	Brigade Enterprises Ltd.	556,314	8,383,228
*	Brightcom Group Ltd.	8,123,931	701,504
*	Britannia Industries Ltd.	253,892	17,603,119
	BSE Ltd.	361,765	11,108,494
	Can Fin Homes Ltd.	664,643	6,742,314
	Canara Bank	7,623,505	10,467,854
	Cantabil Retail India Ltd.	3,460	11,688
*	Capacit'e Infraprojects Ltd.	364,749	1,420,933
	Caplin Point Laboratories Ltd.	192,876	3,637,586
	Carborundum Universal Ltd.	524,228	10,858,505
	Care Ratings Ltd.	156,686	1,852,041
*	Cartrade Tech Ltd.	21,912	229,141
	Carysil Ltd.	21,126	197,239
	Castrol India Ltd.	2,450,623	7,703,849
	CCL Products India Ltd.	633,760	5,090,752

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	CE Info Systems Ltd.	45,118	$1,285,913
	Ceat Ltd.	229,896	7,438,360
	Central Depository Services India Ltd.	298,087	8,985,896
	Centum Electronics Ltd.	1,714	35,296
	Century Enka Ltd.	63,111	436,112
	Century Plyboards India Ltd.	463,423	3,927,955
	Century Textiles & Industries Ltd.	287,934	8,080,290
	Cera Sanitaryware Ltd.	34,344	3,680,995
	CESC Ltd.	3,727,701	7,712,300
	CG Power & Industrial Solutions Ltd.	3,239,280	28,677,584
*	Chalet Hotels Ltd.	100,143	1,011,826
	Chambal Fertilisers & Chemicals Ltd.	1,785,652	11,079,938
	Chennai Petroleum Corp. Ltd.	242,301	2,887,380
*	Choice International Ltd.	44,291	211,504
	Cholamandalam Financial Holdings Ltd.	672,671	12,218,914
	Cholamandalam Investment & Finance Co. Ltd.	1,351,267	22,925,973
	CIE Automotive India Ltd.	970,065	6,828,090
	Cigniti Technologies Ltd.	101,456	1,655,812
	Cipla Ltd.	1,551,071	28,655,096
	City Union Bank Ltd.	2,891,513	5,962,824
	CMS Info Systems Ltd.	395,972	2,719,549
	Coal India Ltd.	3,094,069	19,362,336
Ω	Cochin Shipyard Ltd.	555,614	17,506,556
*Ω	Coffee Day Enterprises Ltd.	268,650	168,467
	Coforge Ltd.	293,589	22,195,753
	Colgate-Palmolive India Ltd.	407,402	16,603,788
	Computer Age Management Services Ltd.	236,767	12,755,758
	Confidence Petroleum India Ltd.	600,729	637,843
	Container Corp. of India Ltd.	857,465	10,672,431
	Control Print Ltd.	10,510	106,225
	Coromandel International Ltd.	1,014,250	20,253,676
	Cosmo First Ltd.	114,913	1,292,558
	CreditAccess Grameen Ltd.	343,354	5,482,695
	CRISIL Ltd.	105,671	5,553,687
	Crompton Greaves Consumer Electricals Ltd.	3,620,330	19,449,883
*	CSB Bank Ltd.	327,561	1,291,928
	Cummins India Ltd.	247,524	11,426,618
	Cupid Ltd.	169,457	188,065
	Cyient Ltd.	379,647	7,978,535
Ω	D P Abhushan Ltd.	7,696	119,406
	Dabur India Ltd.	1,095,212	8,340,454
	Dalmia Bharat Ltd.	412,712	9,162,748
	Dalmia Bharat Sugar & Industries Ltd.	150,805	738,688
	Datamatics Global Services Ltd.	43,084	336,855
	DB Corp. Ltd.	361,886	1,524,704
	DCB Bank Ltd.	1,929,095	2,914,054
	DCM Shriram Industries Ltd.	66,702	176,547
	DCM Shriram Ltd.	383,798	4,846,252
	DCW Ltd.	1,164,195	984,394
	Deep Industries Ltd.	20,450	77,514
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	6,665,329
	Deepak Nitrite Ltd.	373,158	13,833,487
*	Delhivery Ltd.	839,471	4,069,206
	Delta Corp. Ltd.	789,578	1,285,103
*	DEN Networks Ltd.	522,042	359,936
	Dhampur Bio Organics Ltd.	181,784	300,850
*	Dhampur Sugar Mills Ltd.	350,920	929,887
*	Dhani Services Ltd.	1,353,433	893,745
*	Dhanlaxmi Bank Ltd.	171,068	91,493

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dhanuka Agritech Ltd.	111,129	$2,315,067
Ω	Dilip Buildcon Ltd.	305,791	1,898,420
*	Dish TV India Ltd.	6,345,026	1,233,023
*	Dishman Carbogen Amcis Ltd.	516,045	1,254,451
	Divi's Laboratories Ltd.	197,484	11,652,993
	Dixon Technologies India Ltd.	179,577	26,032,124
	DLF Ltd.	934,731	9,972,790
	Dollar Industries Ltd.	82,553	505,202
Ω	Dr Lal PathLabs Ltd.	182,103	6,756,229
	Dr Reddy's Laboratories Ltd. (DRRD IN)	201,130	16,254,114
	Dr Reddy's Laboratories Ltd. (RDY US), ADR	280,067	22,763,846
	Dreamfolks Services Ltd.	16,554	93,124
*	Dredging Corp. of India Ltd.	3,704	53,146
*	Dwarikesh Sugar Industries Ltd.	1,017,148	909,872
	Dynamatic Technologies Ltd.	19,109	1,625,671
	eClerx Services Ltd.	198,014	5,684,593
	Edelweiss Financial Services Ltd.	3,029,611	2,553,638
	Eicher Motors Ltd.	332,378	19,806,785
	EID Parry India Ltd.	855,318	8,387,005
	EIH Associated Hotels	29,389	331,993
	EIH Ltd.	1,001,875	5,273,711
	Elecon Engineering Co. Ltd.	108,372	813,807
	Electrosteel Castings Ltd.	2,081,233	5,385,737
	Elgi Equipments Ltd.	810,885	6,714,422
	Emami Ltd.	1,144,908	11,241,744
	eMudhra Ltd.	39,754	416,044
Ω	Endurance Technologies Ltd.	145,643	4,517,728
	Engineers India Ltd.	1,864,511	5,862,723
	Epigral Ltd.	102,009	2,109,999
	EPL Ltd.	717,560	1,937,937
*	Equinox India Developments Ltd.	2,826,497	4,604,097
Ω	Equitas Small Finance Bank Ltd.	1,287,647	1,248,437
*Ω	Eris Lifesciences Ltd.	189,590	2,571,221
	ESAB India Ltd.	17,219	1,319,872
	Escorts Kubota Ltd.	223,891	11,206,373
*	Ethos Ltd.	1,306	49,711
	Everest Industries Ltd.	34,383	494,021
	Everest Kanto Cylinder Ltd.	68,303	139,275
	Excel Industries Ltd.	30,148	460,778
	Exide Industries Ltd.	2,810,977	17,631,574
	Expleo Solutions Ltd.	2,960	46,417
*	FDC Ltd.	399,922	2,439,418
	Federal Bank Ltd.	14,437,440	34,830,868
*	Federal-Mogul Goetze India Ltd.	41,989	223,856
	FIEM Industries Ltd.	66,273	1,075,444
	Filatex India Ltd.	1,418,441	1,051,954
	Fine Organic Industries Ltd.	36,931	2,451,487
	Fineotex Chemical Ltd.	29,494	135,841
*	Fino Payments Bank Ltd.	28,899	110,761
	Finolex Cables Ltd.	549,480	10,067,517
	Finolex Industries Ltd.	2,125,298	8,097,198
	Firstsource Solutions Ltd.	2,294,330	7,503,571
	Force Motors Ltd.	25,573	2,840,955
	Fortis Healthcare Ltd.	2,509,479	15,072,635
*	Fusion Micro Finance Ltd.	143,983	747,521
	Gabriel India Ltd.	641,693	3,841,046
	GAIL India Ltd. (GAIL IN)	6,739,926	19,454,149
	Galaxy Surfactants Ltd.	46,316	1,647,084
*	Ganesh Benzoplast Ltd.	44,706	90,060

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ganesh Housing Corp. Ltd.	57,499	$642,417
	Ganesha Ecosphere Ltd.	14,693	279,220
	Garware Hi-Tech Films Ltd.	7,524	226,084
	Garware Technical Fibres Ltd.	60,140	2,769,563
	Gateway Distriparks Ltd.	2,110,994	2,780,117
*	GE T&D India Ltd.	192,404	3,695,905
	Genus Power Infrastructures Ltd.	345,154	1,562,756
	Geojit Financial Services Ltd.	421,899	558,098
	GHCL Ltd.	749,719	5,096,197
	GHCL Textiles Ltd.	761,649	958,479
	GIC Housing Finance Ltd.	258,928	816,798
	Gillette India Ltd.	38,134	3,563,337
*Ω	Gland Pharma Ltd.	40,907	1,037,817
	GlaxoSmithKline Pharmaceuticals Ltd.	167,268	5,474,580
	Glenmark Pharmaceuticals Ltd.	1,276,563	22,469,447
*	Global Health Ltd.	122,257	1,821,506
	Globus Spirits Ltd.	6,940	80,680
	GMM Pfaudler Ltd.	48,369	836,845
*	GMR Airports Infrastructure Ltd.	6,429,437	7,833,099
	GNA Axles Ltd.	19,979	100,464
*	Go Fashion India Ltd.	23,448	323,288
	GOCL Corp. Ltd.	9,372	50,164
	Godawari Power & Ispat Ltd.	334,210	4,484,795
	Godfrey Phillips India Ltd.	135,503	6,836,721
Ω	Godrej Agrovet Ltd.	152,475	1,549,988
	Godrej Consumer Products Ltd.	909,875	15,747,634
*	Godrej Industries Ltd.	368,824	4,003,618
*	Godrej Properties Ltd.	240,940	9,298,154
	Gokaldas Exports Ltd.	101,267	1,161,659
	Goldiam International Ltd.	111,790	252,172
	Goodluck India Ltd.	19,914	220,369
	Goodyear India Ltd.	40,421	592,027
	Granules India Ltd.	1,304,287	9,854,160
	Graphite India Ltd.	528,952	3,371,130
	Grasim Industries Ltd.	702,157	23,323,499
	Grauer & Weil India Ltd.	718,096	763,368
	Gravita India Ltd.	76,776	1,510,576
	Great Eastern Shipping Co. Ltd.	912,837	15,173,922
	Greaves Cotton Ltd.	529,219	1,115,816
	Greenlam Industries Ltd.	106,815	738,630
	Greenpanel Industries Ltd.	378,973	1,638,482
	Greenply Industries Ltd.	411,461	1,773,125
	Grindwell Norton Ltd.	164,004	5,055,480
	Gufic Biosciences Ltd.	9,563	40,954
	Gujarat Alkalies & Chemicals Ltd.	235,917	2,251,275
	Gujarat Ambuja Exports Ltd.	1,466,110	2,448,829
	Gujarat Fluorochemicals Ltd.	233,993	9,490,165
	Gujarat Gas Ltd.	574,265	4,656,714
	Gujarat Industries Power Co. Ltd.	184,821	538,646
	Gujarat Mineral Development Corp. Ltd.	717,644	3,441,978
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	891,397	7,589,803
	Gujarat Pipavav Port Ltd.	2,050,341	5,658,609
	Gujarat State Fertilizers & Chemicals Ltd.	1,530,933	4,507,176
	Gujarat State Petronet Ltd.	2,596,296	10,553,567
	Gulf Oil Lubricants India Ltd.	125,085	1,805,734
*	GVK Power & Infrastructure Ltd.	203,675	13,965
	Happiest Minds Technologies Ltd.	257,463	2,508,920
Ω	Harsha Engineers Ltd.	11,728	77,703
*	Hathway Cable & Datacom Ltd.	2,303,680	664,515

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hatsun Agro Product Ltd.	172,481	$2,533,638
	Havells India Ltd.	588,700	12,999,871
	HBL Power Systems Ltd.	724,991	5,404,983
	HCL Technologies Ltd.	2,961,027	58,201,847
Ω	HDFC Asset Management Co. Ltd.	276,815	13,621,245
	HDFC Bank Ltd.	4,849,035	93,831,586
Ω	HDFC Life Insurance Co. Ltd.	516,609	4,430,817
*	HealthCare Global Enterprises Ltd.	120,150	507,533
	HEG Ltd.	88,959	2,374,655
	HeidelbergCement India Ltd.	586,254	1,643,356
	Heritage Foods Ltd.	299,831	2,076,472
	Hero MotoCorp Ltd. (HMCL IN)	545,152	36,032,836
	Hester Biosciences Ltd.	14,649	541,320
*	Heubach Colorants India Ltd.	42,553	249,853
	HFCL Ltd.	5,836,041	9,370,966
	HG Infra Engineering Ltd.	136,445	2,649,469
	Hikal Ltd.	348,125	1,504,141
	HIL Ltd.	29,381	1,055,917
	Himadri Speciality Chemical Ltd.	1,578,999	8,171,824
*	Himatsingka Seide Ltd.	87,484	159,094
	Hindalco Industries Ltd.	3,944,834	31,756,970
	Hinduja Global Solutions Ltd.	116,383	1,126,614
	Hindustan Aeronautics Ltd.	594,703	35,026,837
*	Hindustan Construction Co. Ltd.	4,124,547	2,758,155
	Hindustan Copper Ltd.	1,665,808	6,443,405
*	Hindustan Foods Ltd.	6,458	45,544
*	Hindustan Oil Exploration Co. Ltd.	275,911	894,442
	Hindustan Petroleum Corp. Ltd.	2,992,177	14,111,467
	Hindustan Unilever Ltd.	882,961	28,580,225
	Hindware Home Innovation Ltd.	60,631	323,441
	Hitachi Energy India Ltd.	41,519	5,762,240
	HI-Tech Pipes Ltd.	55,531	102,449
	Hle Glascoat Ltd.	26,127	137,550
*	HLV Ltd.	258,592	68,477
Ω	Home First Finance Co. India Ltd.	24,400	304,201
	Honda India Power Products Ltd.	19,873	951,471
	HPL Electric & Power Ltd.	9,057	66,139
	Huhtamaki India Ltd.	140,713	647,981
	I G Petrochemicals Ltd.	61,863	460,512
	ICICI Bank Ltd. (IBN US), Sponsored ADR	4,263,961	124,123,905
	ICICI Bank Ltd. (ICICIBC IN)	3,800,989	55,459,707
Ω	ICICI Lombard General Insurance Co. Ltd.	385,351	9,315,855
Ω	ICICI Prudential Life Insurance Co. Ltd.	412,681	3,653,903
Ω	ICICI Securities Ltd.	153,668	1,421,520
	ICRA Ltd.	7,584	509,913
*	IDFC First Bank Ltd.	16,038,173	14,620,991
	IDFC Ltd.	9,169,780	12,367,490
*	IFB Industries Ltd.	39,887	844,937
	Igarashi Motors India Ltd.	11,730	86,225
	IIFL Finance Ltd.	1,561,320	8,278,362
	IIFL Securities Ltd.	1,301,137	3,361,624
*	Imagicaaworld Entertainment Ltd.	188,866	190,431
*	India Cements Ltd.	1,121,694	4,895,965
	India Glycols Ltd.	115,132	1,671,071
	India Nippon Electricals Ltd.	9,735	92,225
	India Power Corp. Ltd.	253,850	67,876
Ω	IndiaMart InterMesh Ltd.	12,770	449,674
	Indian Bank	1,296,674	9,435,329
Ω	Indian Energy Exchange Ltd.	2,552,194	5,867,823

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indian Hotels Co. Ltd.	2,010,417	$15,450,610
	Indian Metals & Ferro Alloys Ltd.	54,962	488,990
	Indian Oil Corp. Ltd.	6,009,671	13,109,018
	Indian Railway Catering & Tourism Corp. Ltd.	614,877	7,288,052
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	6,248,123
	Indigo Paints Ltd.	7,341	131,926
	Indo Count Industries Ltd.	579,347	2,756,007
	Indoco Remedies Ltd.	239,686	953,867
	Indraprastha Gas Ltd.	933,439	6,126,499
	Indraprastha Medical Corp. Ltd.	43,997	140,753
*	Indus Towers Ltd.	4,006,870	20,775,675
	IndusInd Bank Ltd.	1,171,420	20,025,068
	Infibeam Avenues Ltd.	7,267,254	2,737,519
	Info Edge India Ltd.	145,494	12,309,533
	Infosys Ltd. (INFO IN)	7,955,267	176,477,313
#	Infosys Ltd. (INFY US), Sponsored ADR	2,556,809	56,582,183
	Ingersoll Rand India Ltd.	40,325	2,138,206
*	Inox Wind Energy Ltd.	397	41,392
*	Inox Wind Ltd.	1,662,292	3,650,506
	Insecticides India Ltd.	64,008	610,828
	Intellect Design Arena Ltd.	469,422	5,451,473
*Ω	InterGlobe Aviation Ltd.	277,714	14,854,199
	IOL Chemicals & Pharmaceuticals Ltd.	157,340	815,641
	ION Exchange India Ltd.	99,316	828,774
	Ipca Laboratories Ltd.	865,003	13,530,629
	IRB Infrastructure Developers Ltd.	6,283,293	4,998,363
Ω	IRCON International Ltd.	1,879,788	6,505,436
	ISGEC Heavy Engineering Ltd.	72,878	1,375,369
	ISMT Ltd.	98,777	159,479
	ITC Ltd.	9,888,606	58,644,036
	ITD Cementation India Ltd.	699,556	4,311,136
*	ITI Ltd.	307,399	1,140,264
	J Kumar Infraprojects Ltd.	256,688	2,656,840
*	Jagran Prakashan Ltd.	535,011	647,285
*	Jai Balaji Industries Ltd.	4,980	55,837
	Jai Corp. Ltd.	424,199	1,934,015
*	Jain Irrigation Systems Ltd.	485,731	421,420
*	Jaiprakash Associates Ltd.	5,899,255	594,939
*	Jaiprakash Power Ventures Ltd.	13,550,170	3,222,048
	Jammu & Kashmir Bank Ltd.	2,692,742	3,555,234
	Jamna Auto Industries Ltd.	1,622,665	2,831,293
	Jash Engineering Ltd.	6,363	193,038
	JB Chemicals & Pharmaceuticals Ltd.	532,008	12,223,386
	JBM Auto Ltd.	145,080	3,524,680
	Jindal Drilling & Industries Ltd.	246	2,031
	Jindal Poly Films Ltd.	173,458	1,800,130
	Jindal Saw Ltd.	1,516,771	11,664,345
	Jindal Stainless Ltd.	3,446,047	30,519,420
	Jindal Steel & Power Ltd.	2,322,219	27,520,459
*	Jio Financial Services Ltd.	5,233,316	20,588,880
*	JITF Infralogistics Ltd.	17,591	189,023
	JK Cement Ltd.	206,295	10,973,691
	JK Lakshmi Cement Ltd.	422,607	4,480,644
	JK Paper Ltd.	969,788	5,856,168
	JK Tyre & Industries Ltd.	1,159,437	6,169,598
	JM Financial Ltd.	2,939,935	3,684,437
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	18,719	453,972
	JSW Energy Ltd.	2,026,355	17,655,416
	JSW Steel Ltd.	3,165,252	35,360,248

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JTEKT India Ltd.	383,006	$981,179
	Jubilant Foodworks Ltd.	2,235,063	15,994,716
	Jubilant Ingrevia Ltd.	843,917	6,152,864
	Jubilant Pharmova Ltd.	678,091	6,292,331
	Jupiter Wagons Ltd.	491,227	3,592,798
*	Just Dial Ltd.	62,015	941,546
	Jyothy Labs Ltd.	943,787	5,955,132
*	Jyoti Structures Ltd.	745,883	265,486
	Kajaria Ceramics Ltd.	642,455	11,396,509
	Kalpataru Projects International Ltd.	734,045	12,047,578
	Kalyani Steels Ltd.	203,343	2,169,626
	Kamdhenu Ltd.	3,348	20,309
	Kansai Nerolac Paints Ltd.	906,862	3,330,258
	Karnataka Bank Ltd.	1,691,799	4,808,753
	Karur Vysya Bank Ltd.	3,777,171	10,447,463
	Kaveri Seed Co. Ltd.	209,217	2,676,953
	KCP Ltd.	563,447	1,684,949
	KDDL Ltd.	4,765	199,615
	KEC International Ltd.	890,909	9,880,035
	KEI Industries Ltd.	412,924	21,461,626
*	Kellton Tech Solutions Ltd.	170,276	327,973
	Kennametal India Ltd.	21,504	869,943
*	Kesoram Industries Ltd.	409,481	1,069,342
	Kewal Kiran Clothing Ltd.	48,629	393,693
*	Kiri Industries Ltd.	62,878	265,576
	Kirloskar Brothers Ltd.	109,203	3,182,390
*	Kirloskar Electric Co. Ltd.	92,310	265,602
	Kirloskar Ferrous Industries Ltd.	291,560	2,623,326
	Kirloskar Industries Ltd.	1,419	103,215
	Kirloskar Oil Engines Ltd.	515,975	7,706,904
	Kirloskar Pneumatic Co. Ltd.	24,962	410,514
	Kitex Garments Ltd.	241,251	677,559
	KNR Constructions Ltd.	1,213,036	5,890,288
	Kolte-Patil Developers Ltd.	185,064	859,395
	Kopran Ltd.	39,087	124,569
	Kotak Mahindra Bank Ltd.	1,506,510	32,693,812
	Kovai Medical Center & Hospital	2,860	154,648
Ω	KPI Green Energy Ltd.	150,464	1,691,058
	KPIT Technologies Ltd.	1,244,907	27,573,446
	KPR Mill Ltd.	579,614	6,066,370
	KRBL Ltd.	541,600	2,073,671
*Ω	Krishna Institute of Medical Sciences Ltd.	38,913	1,001,346
	Krsnaa Diagnostics Ltd.	39,194	319,706
	KSB Ltd.	286,720	3,301,531
	Ksolves India Ltd.	7,689	99,638
	L&T Finance Ltd.	4,376,205	9,447,851
Ω	L&T Technology Services Ltd.	50,496	3,159,596
	LA Opala RG Ltd.	205,933	795,710
	Lakshmi Machine Works Ltd.	18,685	3,481,898
	Larsen & Toubro Ltd.	1,554,637	70,996,177
Ω	Laurus Labs Ltd.	2,276,585	12,608,900
	Laxmi Organic Industries Ltd.	156,766	484,693
*Ω	Lemon Tree Hotels Ltd.	1,254,173	2,259,147
	LG Balakrishnan & Bros Ltd.	189,085	3,229,770
	LIC Housing Finance Ltd.	2,416,351	22,194,583
	Lincoln Pharmaceuticals Ltd.	8,099	63,916
	Linde India Ltd.	58,438	5,720,077
	Lloyds Engineering Works Ltd.	1,404,683	1,446,951
	LT Foods Ltd.	2,083,868	7,283,538

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	LTIMindtree Ltd.	286,925	$19,463,146
	Lumax Auto Technologies Ltd.	224,947	1,518,671
	Lumax Industries Ltd.	15,101	527,016
	Lupin Ltd.	830,759	18,992,178
	LUX Industries Ltd.	53,682	1,323,856
	Mahanagar Gas Ltd.	223,084	4,961,184
	Maharashtra Scooters Ltd.	5,815	646,498
	Maharashtra Seamless Ltd.	413,482	3,217,019
	Mahindra & Mahindra Financial Services Ltd.	3,370,846	12,221,560
	Mahindra & Mahindra Ltd.	2,950,732	102,758,725
*	Mahindra Holidays & Resorts India Ltd.	580,131	3,168,613
	Mahindra Lifespace Developers Ltd.	493,899	3,586,092
Ω	Mahindra Logistics Ltd.	94,373	581,046
	Maithan Alloys Ltd.	73,079	952,472
	Man Industries India Ltd.	46,961	263,722
	Man Infraconstruction Ltd.	777,876	1,893,786
	Manappuram Finance Ltd.	5,455,313	14,010,355
	Mangalam Cement Ltd.	71,090	824,695
	Mangalore Refinery & Petrochemicals Ltd.	896,438	2,367,508
	Manorama Industries Ltd.	8,883	74,461
	Marico Ltd.	1,984,233	16,021,115
*Ω	Marine Electricals India Ltd.	29,280	91,591
	Marksans Pharma Ltd.	2,061,049	5,229,615
	Maruti Suzuki India Ltd.	135,210	21,634,184
Ω	MAS Financial Services Ltd.	306,588	1,054,695
	Mastek Ltd.	103,697	3,519,103
Ω	Matrimony.com Ltd.	12,016	94,970
*	Max Estates Ltd.	137,235	892,298
	Max Healthcare Institute Ltd.	907,552	10,036,257
*	Max India Ltd.	4,813	18,288
	Mayur Uniquoters Ltd.	150,582	1,174,322
	Mazagon Dock Shipbuilders Ltd.	27,725	1,740,103
*	Medplus Health Services Ltd.	41,435	336,453
*	Meghmani Organics Ltd.	1,023,137	1,078,181
Ω	Metropolis Healthcare Ltd.	157,379	3,976,202
	Minda Corp. Ltd.	597,317	3,536,182
Ω	Mishra Dhatu Nigam Ltd.	389,288	2,285,222
	MM Forgings Ltd.	149,000	1,063,864
	MOIL Ltd.	667,739	3,936,222
	Monte Carlo Fashions Ltd.	76,204	633,388
*	Morepen Laboratories Ltd.	2,364,806	1,692,647
	Motherson Sumi Wiring India Ltd.	9,847,020	8,708,706
	Motilal Oswal Financial Services Ltd.	1,322,324	10,362,296
	Mphasis Ltd.	411,901	14,307,405
	MPS Ltd.	6,435	164,483
	MRF Ltd.	6,678	11,356,098
	Mrs Bectors Food Specialities Ltd.	117,576	1,970,863
	MSTC Ltd.	113,859	1,272,661
	Mukand Ltd.	41,776	91,994
	Muthoot Finance Ltd.	852,138	18,711,121
	Nahar Spinning Mills Ltd.	26,057	116,132
*	Nalwa Sons Investments Ltd.	592	32,183
	Narayana Hrudayalaya Ltd.	334,580	5,050,058
	Natco Pharma Ltd.	638,244	10,433,116
	National Aluminium Co. Ltd.	4,809,853	11,229,217
	National Fertilizers Ltd.	433,676	767,727
	Nava Ltd.	852,633	9,373,205
	Navin Fluorine International Ltd.	109,721	4,981,655
*Ω	Navkar Corp. Ltd.	43,239	74,224

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Navneet Education Ltd.	669,020	$1,296,225
	NBCC India Ltd.	3,449,364	7,479,393
	NCC Ltd.	3,324,953	14,294,960
	NCL Industries Ltd.	137,733	388,857
	NELCO Ltd.	51,468	543,047
	Neogen Chemicals Ltd.	45,895	914,188
	NESCO Ltd.	154,142	1,710,542
	Nestle India Ltd.	880,586	25,936,437
	Neuland Laboratories Ltd.	35,308	3,734,039
*	New Delhi Television Ltd.	11,545	30,358
	Newgen Software Technologies Ltd.	163,802	2,031,270
	NHPC Ltd.	7,890,262	9,951,720
	NIIT Learning Systems Ltd.	686,915	3,859,849
	NIIT Ltd.	686,915	1,012,877
	Nilkamal Ltd.	48,172	1,107,885
Ω	Nippon Life India Asset Management Ltd.	568,741	4,377,386
	Nitin Spinners Ltd.	48,163	244,607
	NLC India Ltd.	868,685	3,010,855
	NMDC Ltd.	5,458,657	15,782,746
*††	NMDC Steel Ltd.	2,720,359	1,910,683
	NOCIL Ltd.	941,293	3,735,498
	Novartis India Ltd.	19,447	270,756
	NRB Bearings Ltd.	430,506	1,692,225
	NTPC Ltd.	7,366,724	36,671,055
	Nucleus Software Exports Ltd.	65,878	1,208,404
*	Nuvama Wealth Management Ltd.	35,286	2,671,200
	Oberoi Realty Ltd.	434,726	9,726,939
	Oil & Natural Gas Corp. Ltd.	4,856,841	19,440,706
	Oil India Ltd.	1,845,951	12,736,313
*	Omaxe Ltd.	7,502	13,842
	One 97 Communications Ltd.	257,504	1,524,845
*	OnMobile Global Ltd.	3,082	3,255
	Onward Technologies Ltd.	1,965	10,416
	Oracle Financial Services Software Ltd.	116,408	15,411,686
*	Orchid Pharma Ltd.	12,326	205,222
	Orient Cement Ltd.	1,070,141	4,474,419
	Orient Electric Ltd.	468,455	1,624,514
*	Orient Green Power Co. Ltd.	463,523	123,001
	Orient Paper & Industries Ltd.	878,921	563,723
	Oriental Aromatics Ltd.	21,316	118,737
	Oriental Carbon & Chemicals Ltd.	108,665	158,542
	Oriental Carbon & Chemicals Ltd. (OTCC IN)	8,631	34,059
	Oriental Hotels Ltd.	185,216	319,744
*	Orissa Minerals Development Co. Ltd.	1,696	149,302
	Page Industries Ltd.	26,969	13,645,579
	Paisalo Digital Ltd.	2,782,918	2,268,432
	Pakka Ltd.	64,570	225,840
	Panama Petrochem Ltd.	217,304	1,078,683
*Ω	Parag Milk Foods Ltd.	234,425	547,006
	Patanjali Foods Ltd.	62,531	1,289,738
*	Patel Engineering Ltd.	2,594,870	1,860,872
*	PB Fintech Ltd.	59,132	1,021,054
*	PC Jeweller Ltd.	928,385	1,041,454
	PCBL Ltd.	1,853,318	7,228,671
	PDS Ltd.	32,396	223,967
	Pearl Global Industries Ltd.	15,816	192,127
*	Peninsula Land Ltd.	189,565	152,024
*	Pennar Industries Ltd.	307,014	711,120
	Persistent Systems Ltd.	506,334	29,299,704

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Petronet LNG Ltd.	4,850,771	$21,391,400
	Pfizer Ltd.	61,344	4,143,264
*	PG Electroplast Ltd.	196,400	1,044,793
	Phoenix Mills Ltd.	335,626	14,413,959
	PI Industries Ltd.	254,771	13,490,339
	Pidilite Industries Ltd.	339,280	12,925,841
	Piramal Enterprises Ltd.	697,252	8,668,703
	Piramal Pharma Ltd.	2,680,967	5,646,611
	Pitti Engineering Ltd.	11,341	164,419
	PIX Transmissions Ltd.	4,863	91,988
*	PNB Gilts Ltd.	52,723	83,204
*Ω	PNB Housing Finance Ltd.	427,401	4,125,225
	PNC Infratech Ltd.	961,700	5,842,635
	Pokarna Ltd.	25,526	224,254
	Poly Medicure Ltd.	103,274	2,311,251
	Polycab India Ltd.	95,736	7,856,093
	Polyplex Corp. Ltd.	127,305	1,802,674
	Poonawalla Fincorp Ltd.	1,540,725	6,828,620
	Power Finance Corp. Ltd.	7,462,064	49,828,134
	Power Grid Corp. of India Ltd.	8,662,044	36,182,655
	Power Mech Projects Ltd.	34,161	2,552,259
	Praj Industries Ltd.	826,462	6,995,291
*	Prakash Industries Ltd.	743,434	1,737,792
	Prakash Pipes Ltd.	23,702	146,178
Ω	Prataap Snacks Ltd.	27,605	292,371
	Precision Camshafts Ltd.	7,664	18,036
	Precision Wires India Ltd.	135,790	262,120
	Premier Explosives Ltd. (PRE IN)	9,542	75,610
	Prestige Estates Projects Ltd.	969,796	21,124,178
*	Pricol Ltd.	740,399	4,444,688
*	Prime Focus Ltd.	74,261	128,745
*	Prince Pipes & Fittings Ltd.	264,747	2,134,768
*	Prism Johnson Ltd.	896,058	1,783,508
	Privi Speciality Chemicals Ltd.	25,590	494,235
	Procter & Gamble Health Ltd.	48,427	3,042,005
	Procter & Gamble Hygiene & Health Care Ltd.	29,729	5,988,979
	PSP Projects Ltd.	118,511	972,875
	PTC India Financial Services Ltd.	671,559	463,711
	PTC India Ltd.	1,958,139	5,289,184
	Punjab National Bank	4,867,558	7,230,559
	Puravankara Ltd.	118,258	644,612
Ω	Quess Corp. Ltd.	336,368	2,882,628
Ω	Quick Heal Technologies Ltd.	4,550	32,685
	R Systems International Ltd.	16,364	93,210
	Radico Khaitan Ltd.	140,635	2,907,921
*	Rain Industries Ltd.	1,762,979	3,668,818
*	Rajesh Exports Ltd.	452,343	1,703,275
	Rajratan Global Wire Ltd.	2,638	19,003
	Rallis India Ltd.	645,725	2,555,524
	Ramco Cements Ltd.	631,409	6,239,920
	Ramco Industries Ltd.	203,273	600,950
*	Ramco Systems Ltd.	8,680	39,837
	Ramkrishna Forgings Ltd.	480,571	4,942,296
*	Ramky Infrastructure Ltd.	28,790	262,530
	Rane Holdings Ltd.	24,038	488,510
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	4,762,452
	Ratnamani Metals & Tubes Ltd.	126,362	5,483,632
*	RattanIndia Power Ltd.	7,087,611	1,504,196
	Raymond Consumer Care Ltd.	210,778	3,933,743

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Raymond Ltd.	263,472	$6,246,529
Ω	RBL Bank Ltd.	3,479,947	9,795,708
	REC Ltd.	11,795,505	91,010,553
	Redington Ltd.	5,928,098	15,020,212
*	Redtape Ltd.	333,665	2,874,843
	Relaxo Footwears Ltd.	140,883	1,466,667
	Reliance Industrial Infrastructure Ltd.	55,253	871,863
Ω	Reliance Industries Ltd. (RIGD LI), GDR	7,307	525,965
	Reliance Industries Ltd. (RIL IN)	5,257,587	189,432,263
*	Reliance Infrastructure Ltd.	785,217	1,948,501
*	Reliance Power Ltd.	18,883,680	7,422,742
*	Religare Enterprises Ltd.	492,996	1,498,663
	Repco Home Finance Ltd.	303,505	2,032,140
	Rhi Magnesita India Ltd.	17,048	123,126
	Rico Auto Industries Ltd.	619,073	1,005,378
	RITES Ltd.	333,891	2,867,073
*	Rossari Biotech Ltd.	24,879	248,336
	Route Mobile Ltd.	99,631	1,940,351
	RPG Life Sciences Ltd.	1,273	29,859
*	RPSG Ventures Ltd.	47,648	456,229
	RSWM Ltd.	252,773	786,852
	Rupa & Co. Ltd.	160,771	606,172
	Safari Industries India Ltd.	47,510	1,180,856
	Sagar Cements Ltd.	199,661	596,870
	Saksoft Ltd.	31,811	112,914
Ω	Salasar Techno Engineering Ltd.	489,252	107,115
	Sammaan Capital Ltd.	2,661,005	5,559,498
	Samvardhana Motherson International Ltd.	10,900,143	25,681,628
	Sandhar Technologies Ltd.	127,811	994,742
	Sandur Manganese & Iron Ores Ltd.	32,470	223,856
	Sangam India Ltd.	77,005	389,169
*	Sanghi Industries Ltd.	43,693	50,141
	Sanghvi Movers Ltd.	96,132	1,344,180
	Sanofi Consumer Healthcare India Ltd.	52,233	2,353,514
	Sanofi India Ltd.	52,233	4,117,416
Ω	Sansera Engineering Ltd.	63,536	1,079,011
*	Sapphire Foods India Ltd.	41,057	810,106
	Sarda Energy & Minerals Ltd.	748,003	2,415,530
	Saregama India Ltd.	250,819	1,659,017
	Sasken Technologies Ltd.	18,317	368,356
*	Satin Creditcare Network Ltd.	356,801	969,506
	Savita Oil Technologies Ltd.	145,514	1,083,762
	SBI Cards & Payment Services Ltd.	447,631	3,889,060
Ω	SBI Life Insurance Co. Ltd.	503,901	10,583,247
	Schaeffler India Ltd.	146,940	7,505,076
*	Schneider Electric Infrastructure Ltd.	231,697	2,243,349
	SEAMEC Ltd.	24,185	459,792
*	Selan Exploration Technology Ltd.	9,970	91,301
*	SEPC Ltd.	2,680,377	678,781
*	Sequent Scientific Ltd.	407,408	699,194
	Seshasayee Paper & Boards Ltd.	130,441	550,903
Ω	SH Kelkar & Co. Ltd.	349,754	817,168
*	Shaily Engineering Plastics Ltd.	7,448	77,018
	Shakti Pumps India Ltd.	30,171	1,546,712
	Shankara Building Products Ltd.	51,416	418,501
	Shanthi Gears Ltd.	27,345	212,532
	Sharda Cropchem Ltd.	220,844	1,500,810
	Sharda Motor Industries Ltd.	47,657	1,405,063
	Share India Securities Ltd.	267,804	975,250

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Sheela Foam Ltd.	71,314	$878,962
*	Shilpa Medicare Ltd.	161,717	1,314,121
*	Shipping Corp. of India Land & Assets Ltd.	1,289,688	1,581,339
	Shipping Corp. of India Ltd.	1,423,653	4,903,868
	Shivalik Bimetal Controls Ltd.	15,266	117,409
*	Shoppers Stop Ltd.	142,606	1,325,414
	Shree Cement Ltd.	18,552	6,146,701
*	Shree Renuka Sugars Ltd.	3,250,199	1,987,648
	Shriram Finance Ltd.	1,053,434	36,959,663
	Shriram Pistons & Rings Ltd.	35,864	871,342
	Siemens Ltd.	54,253	4,624,147
*	SIS Ltd.	201,423	1,042,868
	Siyaram Silk Mills Ltd.	133,723	834,492
*	SJS Enterprises Ltd.	57,949	602,355
	SKF India Ltd.	123,467	8,283,316
	Skipper Ltd.	45,356	225,792
*	SML ISUZU Ltd.	8,538	227,988
	Snowman Logistics Ltd.	399,148	404,673
	Sobha Ltd.	405,439	8,746,430
	Solar Industries India Ltd.	132,439	17,118,941
*	Solara Active Pharma Sciences Ltd.	73,008	544,824
	Somany Ceramics Ltd.	96,398	892,138
	Sonata Software Ltd.	985,560	8,671,241
	South Indian Bank Ltd.	11,139,285	3,575,496
	SP Apparels Ltd.	19,595	206,806
*	Spandana Sphoorty Financial Ltd.	89,960	726,183
	SRF Ltd.	726,544	22,998,813
*	Star Cement Ltd.	564,810	1,420,366
	State Bank of India (SBID LI), GDR	13,327	1,384,643
	State Bank of India (SBIN IN)	5,267,332	55,194,745
	State Bank of India (SBKFF US), GDR	5,089	529,256
	Steel Authority of India Ltd.	5,014,789	9,236,829
	Sterlite Technologies Ltd.	1,167,618	1,958,518
	Strides Pharma Science Ltd.	421,995	5,387,985
	Stylam Industries Ltd.	23,797	565,020
	Styrenix Performance Materials Ltd.	18,257	573,136
*	Subex Ltd.	2,186,579	895,972
	Subros Ltd.	156,264	1,314,610
	Sudarshan Chemical Industries Ltd.	251,992	2,833,612
	Sumitomo Chemical India Ltd.	65,574	407,734
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,492,697	30,668,674
	Sun TV Network Ltd.	894,567	9,611,737
	Sundaram Finance Ltd.	150,416	7,809,722
	Sundaram-Clayton Ltd.	19,306	438,978
	Sundram Fasteners Ltd.	658,499	11,044,707
*	Sunflag Iron & Steel Co. Ltd.	182,830	557,166
	Sunteck Realty Ltd.	376,467	2,708,114
	Suprajit Engineering Ltd.	487,612	3,040,365
	Supreme Industries Ltd.	290,193	18,581,568
	Supreme Petrochem Ltd.	476,982	4,878,937
	Supriya Lifescience Ltd.	35,172	168,031
	Surya Roshni Ltd.	308,896	2,255,612
*	Suryoday Small Finance Bank Ltd.	18,826	42,792
	Sutlej Textiles & Industries Ltd.	409,019	340,021
*	Suven Pharmaceuticals Ltd.	901,132	10,752,935
*	Suzlon Energy Ltd.	34,335,189	28,556,761
	Swan Energy Ltd.	113,666	1,026,636
	Swaraj Engines Ltd.	35,022	1,324,776
	Swelect Energy Systems Ltd.	2,260	32,241

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Symphony Ltd.	51,040	$729,597
Ω	Syngene International Ltd.	1,095,488	10,541,245
	TAJGVK Hotels & Resorts Ltd.	56,784	222,515
	Talbros Automotive Components Ltd.	37,006	172,180
	Tamil Nadu Newsprint & Papers Ltd.	200,485	625,306
	Tamilnad Mercantile Bank Ltd.	81,176	449,639
	Tamilnadu Petroproducts Ltd.	366,584	445,632
	Tanla Platforms Ltd.	346,578	4,125,533
*	TARC Ltd.	357,346	938,389
	Tasty Bite Eatables Ltd.	1,162	139,044
	Tata Chemicals Ltd.	1,100,338	14,744,530
	Tata Communications Ltd.	546,859	13,027,129
	Tata Consultancy Services Ltd.	1,966,712	103,430,013
	Tata Consumer Products Ltd.	818,806	11,641,308
	Tata Elxsi Ltd.	135,718	11,343,904
	Tata Motors Ltd.	6,502,401	90,238,185
	Tata Power Co. Ltd.	3,298,337	17,901,859
	Tata Steel Ltd.	21,529,466	42,654,300
	TCI Express Ltd.	88,976	1,294,771
*Ω	TCNS Clothing Co. Ltd.	19,477	142,222
	TD Power Systems Ltd.	459,353	2,290,040
	Tech Mahindra Ltd.	1,737,195	32,309,211
	Techno Electric & Engineering Co. Ltd.	364,168	7,358,401
*	Technocraft Industries India Ltd.	3,152	140,300
	Tega Industries Ltd.	19,324	444,698
*Ω	Tejas Networks Ltd.	201,987	3,014,121
	Texmaco Infrastructure & Holdings Ltd.	47,159	80,888
	Texmaco Rail & Engineering Ltd.	948,980	3,073,810
	Thejo Engineering Ltd.	4,372	163,265
	Themis Medicare Ltd.	15,675	47,643
	Thermax Ltd.	72,455	4,375,530
	Thirumalai Chemicals Ltd.	637,436	2,624,646
	Thomas Cook India Ltd.	729,399	2,279,209
*Ω	Thyrocare Technologies Ltd.	68,670	672,171
	Tide Water Oil Co. India Ltd.	39,705	1,277,955
	Tilaknagar Industries Ltd.	272,011	821,208
	Time Technoplast Ltd.	1,345,394	5,432,261
	Timken India Ltd.	130,225	6,659,206
	Tips Industries Ltd.	34,747	260,433
	Titagarh Rail System Ltd.	300,431	5,861,404
	Titan Co. Ltd.	763,090	31,652,662
	Torrent Pharmaceuticals Ltd.	487,558	18,511,253
	Torrent Power Ltd.	819,844	18,291,827
	Tourism Finance Corp. of India Ltd.	336,974	767,241
*	TransIndia Real Estate Ltd.	686,770	393,878
	Transport Corp. of India Ltd.	296,037	3,582,495
	Trent Ltd.	382,208	26,757,690
	Trident Ltd.	9,742,580	4,596,080
	Triveni Engineering & Industries Ltd.	697,580	3,531,341
	Triveni Turbine Ltd.	708,327	5,068,727
	TTK Healthcare Ltd.	2,972	55,718
	TTK Prestige Ltd.	244,217	2,816,710
	Tube Investments of India Ltd.	470,598	23,306,919
	TV Today Network Ltd.	204,034	636,686
	TVS Holdings Ltd.	21,123	3,490,107
	TVS Motor Co. Ltd.	583,326	17,701,529
	TVS Srichakra Ltd.	26,827	1,399,857
	Uflex Ltd.	338,618	2,427,872
	Ugar Sugar Works Ltd.	245,819	249,633

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ugro Capital Ltd.	157,313	$496,514
Ω	Ujjivan Small Finance Bank Ltd.	10,802,774	5,826,200
	UltraTech Cement Ltd.	218,855	31,124,799
*	Unichem Laboratories Ltd.	194,087	1,323,569
	Union Bank of India Ltd.	4,685,097	7,584,350
	United Breweries Ltd.	103,773	2,502,742
	United Spirits Ltd.	809,814	13,636,277
	Universal Cables Ltd.	3,530	36,681
	UNO Minda Ltd.	1,108,468	13,823,008
	UPL Ltd.	2,949,404	20,211,729
	Usha Martin Ltd.	1,057,465	4,804,020
	UTI Asset Management Co. Ltd.	121,098	1,499,050
*	V2 Retail Ltd.	3,293	36,721
*	VA Tech Wabag Ltd.	301,143	4,870,194
	Vadilal Industries Ltd.	3,764	198,609
	Vaibhav Global Ltd.	259,431	1,066,536
*Ω	Valiant Organics Ltd.	11,930	57,912
*	Valor Estate Ltd.	603,736	1,520,428
	Vardhman Special Steels Ltd.	11,753	40,125
	Vardhman Textiles Ltd.	1,042,365	6,846,822
*Ω	Varroc Engineering Ltd.	181,320	1,384,331
	Varun Beverages Ltd.	1,184,182	22,404,618
	Vascon Engineers Ltd.	222,560	207,151
	Vedant Fashions Ltd.	19,209	264,204
	Vedanta Ltd.	4,206,776	22,741,178
	Venky's India Ltd.	37,741	900,679
	Vesuvius India Ltd.	26,799	1,664,069
	V-Guard Industries Ltd.	1,010,707	5,597,601
*	Vikas Lifecare Ltd.	2,298,854	142,411
	Vimta Labs Ltd.	61,833	408,978
	Vinati Organics Ltd.	170,973	4,503,090
	Vindhya Telelinks Ltd.	27,832	1,031,124
	VIP Industries Ltd.	187,414	1,045,074
	Visaka Industries Ltd.	98,957	136,831
	Vishnu Chemicals Ltd.	42,096	232,340
*	VL E-Governance & IT Solutions Ltd.	287,515	300,498
*	V-Mart Retail Ltd.	26,958	1,112,150
*	Vodafone Idea Ltd.	35,583,523	6,924,696
	Voltamp Transformers Ltd.	25,463	4,101,883
	Voltas Ltd.	321,889	5,933,566
	VRL Logistics Ltd.	267,849	1,841,577
	VST Industries Ltd.	32,310	1,686,347
	VST Tillers Tractors Ltd.	26,587	1,350,786
*	Walchandnagar Industries Ltd.	14,278	71,627
*	Websol Energy System Ltd.	4,816	35,956
	Welspun Corp. Ltd.	1,123,115	8,614,715
	Welspun Enterprises Ltd.	447,557	2,976,998
	Welspun Living Ltd.	2,928,528	6,449,129
	West Coast Paper Mills Ltd.	427,269	3,192,165
	Westlife Foodworld Ltd.	177,576	1,767,405
	Whirlpool of India Ltd.	120,592	3,067,232
	Wipro Ltd.	3,384,593	21,080,782
*	Wockhardt Ltd.	361,997	3,998,761
	Wonderla Holidays Ltd.	104,622	1,053,938
	XPRO India Ltd.	1,353	16,316
	Yasho Industries Ltd.	244	5,536
*	Yes Bank Ltd.	31,282,558	9,960,575
*	Zee Entertainment Enterprises Ltd.	6,130,126	10,883,732
*	Zee Media Corp. Ltd.	2,362,482	428,577

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zen Technologies Ltd.	65,599	$1,338,220
	Zensar Technologies Ltd.	755,941	7,189,385
	ZF Commercial Vehicle Control Systems India Ltd.	2,674	504,518
*	Zomato Ltd.	7,965,972	21,935,124
	Zuari Industries Ltd.	6,386	29,658
	Zydus Lifesciences Ltd.	874,296	13,063,959
	Zydus Wellnes Ltd.	60,403	1,734,237
TOTAL INDIA			6,327,905,883
INDONESIA — (1.6%)
	ABM Investama Tbk. PT	3,087,600	719,929
	Adaro Energy Indonesia Tbk. PT	84,508,300	16,745,387
*	Adaro Minerals Indonesia Tbk. PT	4,606,600	379,759
*	Adhi Karya Persero Tbk. PT	15,011,879	217,708
	Adi Sarana Armada Tbk. PT	13,524,700	636,614
*	Agung Semesta Sejahtera Tbk. PT	25,684,400	12,645
	AKR Corporindo Tbk. PT	56,510,800	5,267,390
*	Alam Sutera Realty Tbk. PT	75,956,400	630,778
*	Allo Bank Indonesia Tbk. PT	1,007,600	57,301
	Aneka Tambang Tbk. PT	28,578,119	2,314,667
	Arwana Citramulia Tbk. PT	23,340,600	1,012,542
	Ashmore Asset Management Indonesia Tbk. PT	591,300	25,575
	Aspirasi Hidup Indonesia Tbk. PT	63,074,000	3,104,721
	Astra Agro Lestari Tbk. PT	4,104,522	1,521,042
	Astra International Tbk. PT	61,505,200	17,879,082
	Astra Otoparts Tbk. PT	6,156,700	848,600
*	Asuransi Maximus Graha Persada Tbk. PT	1,160,200	504
	Avia Avian Tbk. PT	5,825,100	172,663
*††	Bakrie Telecom Tbk. PT	35,294,139	0
	Bank Amar Indonesia Tbk. PT	13,595,910	182,411
	Bank BTPN Syariah Tbk. PT	15,022,600	1,052,224
*	Bank Bukopin Tbk. PT	142,642,188	509,117
*	Bank Capital Indonesia Tbk. PT	20,448,500	164,878
	Bank Central Asia Tbk. PT	91,803,500	58,130,937
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	74,007
*	Bank Ganesha Tbk. PT	8,856,600	33,206
*	Bank Ina Perdana PT	2,466,700	645,588
*	Bank Jago Tbk. PT	1,131,600	188,236
	Bank Mandiri Persero Tbk. PT	115,248,972	45,452,947
*	Bank Mayapada International Tbk. PT	11,075,850	181,505
	Bank Maybank Indonesia Tbk. PT	9,420,600	125,322
*	Bank Nationalnobu Tbk. PT	5,283,225	202,970
	Bank Negara Indonesia Persero Tbk. PT	34,611,460	10,600,557
*	Bank Neo Commerce Tbk. PT	20,986,100	328,443
	Bank OCBC Nisp Tbk. PT	11,859,100	944,195
*	Bank Pan Indonesia Tbk. PT	31,855,800	2,381,654
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	29,557,257	1,799,212
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	32,505,300	1,099,848
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	27,371,349
*	Bank Raya Indonesia Tbk. PT	430,000	6,461
	Bank Syariah Indonesia Tbk. PT	21,486,600	3,438,940
	Bank Tabungan Negara Persero Tbk. PT	54,408,154	4,404,330
	Barito Pacific Tbk. PT	51,658,488	3,472,855
	Bayan Resources Tbk. PT	74,300	77,901
	BFI Finance Indonesia Tbk. PT	64,948,500	3,574,985
	BISI International Tbk. PT	11,631,812	1,190,907
	Blue Bird Tbk. PT	5,122,400	534,268
*	Buana Lintas Lautan Tbk. PT	119,339,500	778,026
*	Bukalapak.com Tbk. PT	135,142,700	982,678

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bukit Asam Tbk. PT	36,390,600	$6,000,328
*	Bumi Resources Minerals Tbk. PT	165,950,400	1,603,949
*	Bumi Resources Tbk. PT	324,665,800	1,500,299
*	Bumi Serpong Damai Tbk. PT	53,184,700	3,390,800
*	Bumi Teknokultura Unggul Tbk. PT	24,398,900	6,019
*	Capital Financial Indonesia Tbk. PT	4,045,900	121,887
	Catur Sentosa Adiprana Tbk. PT	864,200	25,591
*	Cemindo Gemilang PT	13,066,300	883,964
	Charoen Pokphand Indonesia Tbk. PT	19,872,060	6,389,501
Ω	Cikarang Listrindo Tbk. PT	9,352,700	385,274
	Ciputra Development Tbk. PT	76,437,315	5,901,723
	Cisarua Mountain Dairy Tbk. PT	662,200	215,617
*	Citra Marga Nusaphala Persada Tbk. PT	20,081,671	1,909,448
*	City Retail Developments Tbk. PT	11,633,200	100,169
	Dayamitra Telekomunikasi PT	2,960,800	126,557
	Delta Dunia Makmur Tbk. PT	41,556,700	1,956,691
	Dharma Satya Nusantara Tbk. PT	31,366,000	1,320,827
	Elang Mahkota Teknologi Tbk. PT	37,234,600	934,833
	Elnusa Tbk. PT	31,009,000	971,635
	Erajaya Swasembada Tbk. PT	77,811,300	2,039,422
	ESSA Industries Indonesia Tbk. PT	50,256,500	2,596,661
	Gajah Tunggal Tbk. PT	11,479,800	811,966
	Garudafood Putra Putri Jaya Tbk. PT	24,325,000	553,712
*	GoTo Gojek Tokopedia Tbk. PT	13,373,200	43,763
	Gudang Garam Tbk. PT	1,821,900	1,766,187
*	Harum Energy Tbk. PT	21,950,300	1,606,830
	Hexindo Adiperkasa Tbk. PT	1,666,156	686,336
	Hillcon Tbk. PT	127,400	18,335
	Impack Pratama Industri Tbk. PT	36,436,400	784,245
	Indah Kiat Pulp & Paper Tbk. PT	13,554,600	6,971,513
	Indika Energy Tbk. PT	21,383,600	1,827,794
	Indo Tambangraya Megah Tbk. PT	3,434,800	5,554,262
	Indocement Tunggal Prakarsa Tbk. PT	4,048,100	1,806,230
	Indofood CBP Sukses Makmur Tbk. PT	3,308,500	2,223,340
	Indofood Sukses Makmur Tbk. PT	25,731,500	9,693,927
	Indomobil Sukses Internasional Tbk. PT	5,272,800	419,915
	Indosat Tbk. PT	4,834,300	3,299,382
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	51,457,988	2,294,938
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	11,725,900	130,618
*	Japfa Comfeed Indonesia Tbk. PT	52,593,800	5,307,449
	Jasa Marga Persero Tbk. PT	8,838,558	3,017,476
	Jaya Real Property Tbk. PT	5,813,800	237,596
	Kalbe Farma Tbk. PT	61,846,300	6,046,848
*	Kawasan Industri Jababeka Tbk. PT	114,470,045	929,225
	KMI Wire & Cable Tbk. PT	28,325,800	704,457
*	Krakatau Steel Persero Tbk. PT	16,082,637	103,855
	Lautan Luas Tbk. PT	329,800	20,297
*	Lippo Cikarang Tbk. PT	10,141,705	421,078
*	Lippo Karawaci Tbk. PT	324,039,762	1,255,242
*	M Cash Integrasi PT	90,400	5,304
*	Malindo Feedmill Tbk. PT	5,241,300	287,108
	Map Aktif Adiperkasa PT	40,968,400	2,040,655
	Matahari Department Store Tbk. PT	6,303,700	562,824
	Mayora Indah Tbk. PT	18,365,225	2,947,125
	MD Entertainment Tbk. PT	2,167,000	508,928
	Medco Energi Internasional Tbk. PT	63,757,160	5,163,384
	Media Nusantara Citra Tbk. PT	50,421,093	1,034,900
	Medikaloka Hermina Tbk. PT	33,678,000	2,805,804

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Mega Manunggal Property Tbk. PT	2,014,300	$43,169
*	Merdeka Copper Gold Tbk. PT	14,066,062	2,132,896
*	Metro Healthcare Indonesia Tbk. PT	59,545,100	292,105
	Metrodata Electronics Tbk. PT	32,791,700	1,219,925
	Metropolitan Kentjana Tbk. PT	33,300	55,097
	Mitra Adiperkasa Tbk. PT	66,771,300	5,957,540
	Mitra Keluarga Karyasehat Tbk. PT	14,868,200	2,761,302
	Mitra Pinasthika Mustika Tbk. PT	12,399,100	774,277
*	MNC Digital Entertainment Tbk. PT	4,378,800	748,853
*	MNC Land Tbk. PT	102,637,700	756,901
	Mulia Industrindo Tbk. PT	14,281,100	312,820
	Nippon Indosari Corpindo Tbk. PT	19,741,289	1,226,654
*††	Omni Inovasi Indonesia Tbk. PT	17,703,800	5,437
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,772,600	3,847,993
*	Pacific Strategic Financial Tbk. PT	13,989,100	920,606
	Pakuwon Jati Tbk. PT	114,932,200	3,014,794
*	Panin Financial Tbk. PT	113,562,300	2,291,324
*	Paninvest Tbk. PT	7,925,300	443,376
	Pantai Indah Kapuk Dua Tbk. PT	179,300	58,734
	Perusahaan Gas Negara Tbk. PT	33,976,900	3,346,232
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	26,386,800	1,387,750
*	Petrindo Jaya Kreasi Tbk. PT	494,400	257,483
*††	Pool Advista Indonesia Tbk. PT	8,941,700	5,156
*	PP Persero Tbk. PT	23,336,190	540,652
	Prodia Widyahusada Tbk. PT	1,470,800	289,567
	Puradelta Lestari Tbk. PT	60,908,700	592,120
	Ramayana Lestari Sentosa Tbk. PT	13,930,300	359,848
	Resource Alam Indonesia Tbk. PT	779,279	25,881
*††	Rimo International Lestari Tbk. PT	151,291,900	0
	Rukun Raharja Tbk. PT	2,895,100	227,031
	Salim Ivomas Pratama Tbk. PT	31,135,200	750,841
	Sampoerna Agro Tbk. PT	5,071,559	612,569
	Samudera Indonesia Tbk. PT	60,920,100	1,214,021
*	Sarana Meditama Metropolitan Tbk. PT	11,755,900	177,819
	Sarana Menara Nusantara Tbk. PT	56,291,600	2,752,402
	Sariguna Primatirta Tbk. PT	16,046,100	1,213,657
*	Sawit Sumbermas Sarana Tbk. PT	29,324,200	1,945,288
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	16,835,200	2,131,998
	Semen Baturaja Tbk. PT	12,933,000	187,864
	Semen Indonesia Persero Tbk. PT	14,001,686	3,369,407
	Siloam International Hospitals Tbk. PT	21,388,400	3,655,605
*	Sinar Mas Multiartha Tbk. PT	278,500	246,810
*††	Sri Rejeki Isman Tbk. PT	96,691,300	162,788
	Steel Pipe Industry of Indonesia PT	16,408,800	282,426
	Sumber Alfaria Trijaya Tbk. PT	36,597,000	6,394,710
	Summarecon Agung Tbk. PT	79,145,547	2,728,305
	Surya Citra Media Tbk. PT	115,838,200	997,867
	Surya Semesta Internusa Tbk. PT	32,469,000	2,200,805
*††	Suryainti Permata Tbk. PT	3,098,000	0
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	365,576	6,521,876
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	55,290,600	9,819,855
	Temas Tbk. PT	33,067,900	311,639
	Tempo Scan Pacific Tbk. PT	4,038,800	566,303
	Timah Tbk. PT	17,106,667	994,388
	Tower Bersama Infrastructure Tbk. PT	4,933,500	606,819
*††	Trada Alam Minera Tbk. PT	173,119,000	0
	Transcoal Pacific Tbk. PT	3,314,000	1,595,158
	Trias Sentosa Tbk. PT	3,690,500	113,732

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Triputra Agro Persada PT	29,481,700	$1,188,093
	Tunas Baru Lampung Tbk. PT	27,258,057	1,064,616
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	12,471,400	1,511,081
	Unilever Indonesia Tbk. PT	20,707,000	3,109,387
	United Tractors Tbk. PT	9,367,346	14,870,659
*	Vale Indonesia Tbk. PT	9,484,475	2,183,027
*††	Waskita Beton Precast Tbk. PT	48,306,300	50,475
*††	Waskita Karya Persero Tbk. PT	52,554,757	122,434
*††	Wijaya Karya Persero Tbk. PT	19,524,422	232,430
*	Wintermar Offshore Marine Tbk. PT	3,026,800	100,384
	XL Axiata Tbk. PT	44,053,345	5,881,420
TOTAL INDONESIA			449,515,388
KUWAIT — (0.3%)
	A'ayan Leasing & Investment Co. KSCP	6,164,938	3,151,071
	Agility Public Warehousing Co. KSC	984,845	884,368
	Al Ahli Bank of Kuwait KSCP	329,173	329,935
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	465,705	338,551
	Al-Eid Food KSC	632,703	452,379
	Ali Alghanim Sons Automotive Co. KSCC	231,364	803,904
*	Alimtiaz Investment Group KSC	2,578,749	416,315
*	Arabi Group Holding KSC	409,824	551,491
	Arzan Financial Group for Financing & Investment KPSC	3,449,272	2,099,770
*	Asiya Capital Investments Co. KSCP	3,259,651	403,900
	Boubyan Bank KSCP	966,947	1,872,851
	Boubyan Petrochemicals Co. KSCP	508,653	969,425
	Boursa Kuwait Securities Co. KPSC	237,546	1,607,862
	Burgan Bank SAK	171,378	107,082
	Combined Group Contracting Co. SAK	657,628	1,529,129
	Commercial Facilities Co. SAKP	192,085	117,004
	Commercial Real Estate Co. KSC	2,040,699	975,420
	Gulf Bank KSCP	1,202,295	1,223,342
	Gulf Cables & Electrical Industries Group Co. KSCP	136,520	772,863
	Heavy Engineering & Ship Building Co. KSCP, Class B	370,938	1,113,228
	Humansoft Holding Co. KSC	321,327	2,770,051
*	IFA Hotels & Resorts-KPSC	212,972	871,584
	Integrated Holding Co. KCSC	799,992	1,488,090
	Jazeera Airways Co. KSCP	339,593	1,029,683
*	Kuwait Business Town Real Estate Co. KSCP	44,376	8,450
*	Kuwait Cement Co. KSC	615,285	365,136
	Kuwait Finance House KSCP	8,815,356	21,259,366
	Kuwait Financial Centre SAK	167,238	68,981
	Kuwait International Bank KSCP	1,727,562	1,057,096
	Kuwait Real Estate Co. KSC	3,906,701	3,081,811
	Kuwait Telecommunications Co.	779,011	1,367,298
	Mabanee Co. KPSC	544,806	1,495,023
	Mezzan Holding Co. KSCC	454,402	1,314,597
	Mobile Telecommunications Co. KSCP	852,676	1,272,839
	National Bank of Kuwait SAKP	6,109,220	18,114,272
*	National Consumer Holding Co. SAK	1,070,790	372,110
	National Industries Group Holding SAK	2,039,658	1,502,542
	National Investments Co. KSCP	2,876,403	2,391,892
*	Rasiyat Holding Co.	207,762	265,767
	Salhia Real Estate Co. KSCP	521,626	725,949
	Securities House KSC	265,670	52,553
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	849,909	448,194
*	Sultan Center Food Products Co. KSC	5,505	1,773

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	Warba Bank KSCP	2,596,318	$1,538,028
TOTAL KUWAIT			82,582,975
MALAYSIA — (1.7%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	880,436
	Able Global Bhd.	558,700	244,738
#	Aeon Co. M Bhd.	3,716,600	1,141,293
#	AEON Credit Service M Bhd.	1,744,280	2,725,558
#	AFFIN Bank Bhd.	4,608,640	3,060,967
	Ajinomoto Malaysia Bhd.	59,200	190,528
	Alliance Bank Malaysia Bhd.	7,287,500	6,538,616
	Allianz Malaysia Bhd.	179,200	854,156
#	AME Elite Consortium Bhd.	1,490,300	574,355
	AMMB Holdings Bhd. (AMM MK)	6,520,050	6,406,522
#	Ancom Nylex Bhd.	2,439,441	552,585
#*	Ann Joo Resources Bhd.	897,700	217,220
#	Astro Malaysia Holdings Bhd.	3,575,900	217,788
#	Aurelius Technologies Bhd.	309,000	238,528
	Axiata Group Bhd.	11,706,635	6,121,901
*	Bahvest Resources Bhd.	1,172,400	121,308
#	Bank Islam Malaysia Bhd.	4,703,859	2,549,608
	Batu Kawan Bhd.	400,750	1,709,823
#*	Berjaya Assets Bhd.	1,232,400	87,344
#*	Berjaya Corp. Bhd.	26,033,201	2,411,906
#	Berjaya Food Bhd.	3,574,519	420,307
#*	Berjaya Land Bhd.	3,446,000	304,345
#*	Bermaz Auto Bhd.	4,788,100	2,533,228
#	Beshom Holdings Bhd.	1,680,022	347,140
#	British American Tobacco Malaysia Bhd.	671,100	1,218,800
*	Bumi Armada Bhd.	21,472,650	2,547,429
	Bursa Malaysia Bhd.	3,030,400	6,309,372
#	Cahya Mata Sarawak Bhd.	4,256,600	1,344,925
#	Carlsberg Brewery Malaysia Bhd., Class B	738,200	3,010,403
#	CB Industrial Product Holding Bhd.	2,888,820	787,281
	CELCOMDIGI Bhd.	7,077,420	5,857,684
*	Chin Hin Group Bhd.	61,600	43,848
	CIMB Group Holdings Bhd.	15,166,848	24,523,696
*	Coastal Contracts Bhd.	1,119,200	438,734
#	CSC Steel Holdings Bhd.	1,264,100	366,094
#	CTOS Digital Bhd.	1,884,600	583,118
#*	Cypark Resources Bhd.	744,550	130,497
#	D&O Green Technologies Bhd.	3,125,200	2,363,024
#	Datasonic Group Bhd.	1,860,900	202,885
	Dayang Enterprise Holdings Bhd.	4,149,863	2,572,237
	Dialog Group Bhd.	6,295,384	3,483,095
#	DRB-Hicom Bhd.	6,749,900	1,970,051
#	Duopharma Biotech Bhd.	1,370,151	358,082
	Dutch Lady Milk Industries Bhd.	89,100	610,514
#*	Eastern & Oriental Bhd.	4,867,600	1,013,670
#	Eco World Development Group Bhd.	6,274,900	2,420,104
#*	Ecofirst Consolidated Bhd.	1,552,400	128,434
*	Econpile Holdings Bhd.	267,900	28,938
#*	Ekovest Bhd.	12,891,850	1,265,579
	Farm Fresh Bhd.	2,555,100	857,247
#	FGV Holdings Bhd.	697,800	195,906
#	Formosa Prosonic Industries Bhd.	717,600	470,528
	Fraser & Neave Holdings Bhd.	361,100	2,422,524
	Frontken Corp. Bhd.	6,312,500	5,922,382
*	Gadang Holdings Bhd.	2,291,200	199,868

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Gamuda Bhd.	4,508,421	$7,709,887
#	Gas Malaysia Bhd.	916,400	712,281
*	Genetec Technology Bhd.	238,300	111,830
#	Genting Bhd.	6,142,800	6,329,906
	Genting Malaysia Bhd.	7,140,800	4,046,068
	Genting Plantations Bhd.	1,025,900	1,273,633
#	George Kent Malaysia Bhd.	2,239,687	229,034
#	Globetronics Technology Bhd.	2,954,145	824,658
*	Greatech Technology Bhd.	292,500	338,565
	Guan Chong Bhd.	370,900	309,270
	HAP Seng Consolidated Bhd.	4,240,740	3,968,065
#	Hap Seng Plantations Holdings Bhd.	1,543,800	594,876
#*	Hartalega Holdings Bhd.	4,523,200	3,003,392
	Heineken Malaysia Bhd.	643,000	3,224,003
#*	Hengyuan Refining Co. Bhd.	902,800	517,132
#	Hextar Global Bhd.	1,097,100	209,989
	Hiap Teck Venture Bhd.	11,161,200	1,045,956
#	Hibiscus Petroleum Bhd.	5,858,440	3,070,242
	Hong Leong Bank Bhd.	509,765	2,140,346
	Hong Leong Capital Bhd.	56,300	53,084
	Hong Leong Financial Group Bhd.	1,092,998	4,092,393
	Hong Leong Industries Bhd.	506,400	1,251,930
	HSS Engineers Bhd.	461,700	131,738
#	Hume Cement Industries Bhd.	217,700	171,349
#	Hup Seng Industries Bhd.	2,384,500	612,894
	IGB Bhd.	735,738	407,160
	IHH Healthcare Bhd.	2,116,900	2,902,622
	IJM Corp. Bhd.	11,241,726	8,574,678
#	Inari Amertron Bhd.	7,231,032	5,961,812
#	Insas Bhd.	4,362,802	1,055,906
#	IOI Corp. Bhd.	4,559,977	3,793,928
#	IOI Properties Group Bhd.	5,497,219	2,550,200
*	Iris Corp. Bhd.	220,600	19,756
#*	Iskandar Waterfront City Bhd.	3,171,000	494,408
	ITMAX SYSTEM Bhd.	567,200	389,127
#*	JAKS Resources Bhd.	11,627,360	431,036
#	Jaya Tiasa Holdings Bhd.	4,881,339	1,180,624
#*	JHM Consolidation Bhd.	553,600	74,881
	Keck Seng Malaysia Bhd.	481,400	646,103
#	Kelington Group Bhd.	1,893,700	1,406,408
	Kenanga Investment Bank Bhd.	2,633,800	677,222
	Kerjaya Prospek Group Bhd.	1,627,887	719,428
#	Kim Loong Resources Bhd.	1,264,660	674,265
#*	KNM Group Bhd.	15,379,881	268,017
#	Kobay Technology Bhd.	544,800	265,003
	Kossan Rubber Industries Bhd.	6,885,700	3,178,599
	KPJ Healthcare Bhd.	8,494,000	3,442,141
#	Kretam Holdings Bhd.	4,777,400	623,869
#*	KSL Holdings Bhd.	1,716,600	752,350
#	Kuala Lumpur Kepong Bhd.	1,088,458	4,997,678
	Kumpulan Fima Bhd.	709,900	340,244
#	Lagenda Properties Bhd.	1,474,900	430,597
	Land & General Bhd.	12,991,220	396,879
#	LBS Bina Group Bhd.	5,021,393	781,988
#	Leong Hup International Bhd.	4,705,900	650,918
#	Lii Hen Industries Bhd.	2,192,000	458,242
#*Ω	Lotte Chemical Titan Holding Bhd.	2,785,775	649,300
#	LPI Capital Bhd.	609,740	1,656,281
#	Magni-Tech Industries Bhd.	1,388,700	722,808

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Magnum Bhd.	4,419,262	$1,241,475
	Mah Sing Group Bhd.	8,434,551	3,457,791
#	Malakoff Corp. Bhd.	8,503,100	1,546,955
	Malayan Banking Bhd.	7,849,450	17,461,702
	Malayan Flour Mills Bhd.	4,430,900	747,730
	Malaysia Airports Holdings Bhd.	2,944,383	6,565,370
#	Malaysia Smelting Corp. Bhd.	1,088,400	616,348
	Malaysian Pacific Industries Bhd.	443,525	3,636,840
#	Malaysian Resources Corp. Bhd.	13,555,957	1,833,322
#	Matrix Concepts Holdings Bhd.	6,270,905	2,594,398
#	Maxis Bhd.	5,149,615	3,958,874
#	MBM Resources Bhd.	905,810	1,045,089
#	MBSB Bhd.	14,263,167	2,531,129
	Media Prima Bhd.	1,753,200	179,292
	Mega First Corp. Bhd.	3,697,000	3,897,620
	Mi Technovation Bhd.	642,500	332,448
	MISC Bhd.	2,199,460	4,210,374
	MKH Bhd.	2,772,375	826,354
#	MKH Oil Palm East Kalimantan Bhd.	396,084	51,294
	MNRB Holdings Bhd.	3,713,554	1,754,479
#	MPHB Capital Bhd.	529,800	185,749
Ω	MR DIY Group M Bhd.	6,093,200	2,786,085
*	MSM Malaysia Holdings Bhd.	448,600	187,480
*	Muhibbah Engineering M Bhd.	3,089,550	642,788
	My EG Services Bhd.	15,167,602	3,272,607
#	Nationgate Holdings Bhd.	868,400	399,718
#	Nestle Malaysia Bhd.	139,200	3,292,617
*††	Nylex Malaysia Bhd.	20,250	793
	OCK Group Bhd.	2,449,100	341,379
	Oriental Holdings Bhd.	1,015,040	1,524,803
	OSK Holdings Bhd.	7,618,967	2,622,767
#	PA Resources Bhd.	1,297,000	101,747
	Padini Holdings Bhd.	2,358,000	1,739,486
	Panasonic Manufacturing Malaysia Bhd.	58,900	250,773
	Pantech Group Holdings Bhd.	3,314,831	786,702
#	Paramount Corp. Bhd.	1,893,175	453,237
	Pecca Group Bhd.	935,000	252,332
	Pentamaster Corp. Bhd.	752,900	802,733
#	Perak Transit Bhd.	4,338,299	642,620
*	Perdana Petroleum Bhd.	570,900	57,805
#	Petron Malaysia Refining & Marketing Bhd.	613,600	594,273
#	Petronas Chemicals Group Bhd.	5,191,800	6,556,214
#	Petronas Dagangan Bhd.	747,200	2,886,973
	Petronas Gas Bhd.	1,214,908	4,815,697
	PIE Industrial Bhd.	388,600	499,851
	Power Root Bhd.	347,300	117,164
	PPB Group Bhd.	1,539,040	4,970,372
	Press Metal Aluminium Holdings Bhd.	6,686,660	7,807,175
	Public Bank Bhd.	25,473,055	23,352,701
	QES Group Bhd.	949,300	141,037
	QL Resources Bhd.	3,584,330	5,215,981
	Ranhill Utilities Bhd.	2,267,658	721,888
	RCE Capital Bhd.	1,194,700	788,023
	REDtone Digital Bhd.	1,029,300	248,854
	RGB International Bhd.	2,835,600	265,680
	RHB Bank Bhd.	5,873,458	7,300,811
#	Sam Engineering & Equipment M Bhd.	754,500	936,277
*	Sapura Energy Bhd.	40,752,188	309,874
#	Sarawak Oil Palms Bhd.	2,389,937	1,500,281

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Scientex Bhd.	4,677,384	$4,315,780
#	SD Guthrie Bhd.	5,063,561	4,930,581
#	SFP Tech Holdings Bhd.	2,394,000	375,881
#	Shangri-La Hotels Malaysia Bhd.	253,500	123,700
	Sime Darby Bhd.	9,732,587	5,512,453
#	Sime Darby Property Bhd.	12,436,087	4,286,616
#	SKP Resources Bhd.	6,792,525	1,717,458
*	Solarvest Holdings Bhd.	1,361,500	504,156
	SP Setia Bhd. Group	8,114,459	2,831,725
#	Sports Toto Bhd.	4,680,473	1,682,657
#	Sunway Bhd.	4,106,990	3,838,070
#	Sunway Construction Group Bhd.	1,763,819	1,841,912
#	Supermax Corp. Bhd.	4,399,200	861,962
#	Suria Capital Holdings Bhd.	413,380	167,665
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,651,575	2,153,596
#	Ta Ann Holdings Bhd.	1,907,323	1,665,406
#	Taliworks Corp. Bhd.	2,377,766	429,811
#	TASCO Bhd.	858,600	161,715
	Telekom Malaysia Bhd.	2,674,628	4,061,847
#	Tenaga Nasional Bhd.	3,542,681	10,861,539
	Thong Guan Industries Bhd.	1,369,100	551,642
#	TIME dotCom Bhd.	4,353,480	4,871,596
*	Top Glove Corp. Bhd.	13,369,860	3,000,124
*	Tropicana Corp. Bhd.	5,039,732	1,788,558
#	TSH Resources Bhd.	5,359,350	1,401,270
	Uchi Technologies Bhd.	1,664,240	1,409,310
	UEM Edgenta Bhd.	1,768,100	306,395
#	UEM Sunrise Bhd.	7,575,945	1,868,365
	Unisem M Bhd.	1,396,400	1,107,990
	United Malacca Bhd.	226,150	253,529
	United Plantations Bhd.	454,200	2,589,536
#	UOA Development Bhd.	8,178,200	3,363,142
*	Uzma Bhd.	878,500	210,326
	Velesto Energy Bhd.	21,878,592	1,024,201
#	ViTrox Corp. Bhd.	2,362,100	2,053,289
#	VS Industry Bhd.	10,556,500	2,783,575
#*	Wasco Bhd.	1,171,300	311,081
#	WCT Holdings Bhd.	5,517,840	1,576,170
#	Wellcall Holdings Bhd.	2,974,850	1,023,214
#	Westports Holdings Bhd.	3,219,500	3,139,106
#	Yinson Holdings Bhd.	7,549,980	3,927,214
*	YNH Property Bhd.	3,472,593	348,023
#	YTL Corp. Bhd.	12,480,494	9,282,473
	YTL Power International Bhd.	3,867,987	3,932,922
TOTAL MALAYSIA			463,953,960
MEXICO — (2.2%)
	Alfa SAB de CV, Class A	27,388,079	15,670,491
#*	Alpek SAB de CV	3,673,514	2,444,934
	Alsea SAB de CV	3,424,120	10,295,701
#	America Movil SAB de CV (2228390D US), ADR	3,534,316	59,093,763
	America Movil SAB de CV (AMXB MM), Class B	1,719,216	1,436,756
	Arca Continental SAB de CV	1,049,499	10,340,643
#*	Axtel SAB de CV	8,534,435	604,662
Ω	Banco del Bajio SA	4,866,476	14,611,705
#	Becle SAB de CV	741,078	1,218,358
	Bolsa Mexicana de Valores SAB de CV	2,864,652	4,458,961
	Cemex SAB de CV (CEMEXCPO MM)	3,508,629	2,252,332
	Cemex SAB de CV (CX US), Sponsored ADR	3,374,534	21,664,509

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Cia Minera Autlan SAB de CV, Class B	14,731	$5,970
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	83,997	7,595,849
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	338,569	3,059,133
	Consorcio ARA SAB de CV	8,643,162	1,452,048
*	Controladora AXTEL SAB de CV	27,388,079	542,440
*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	270,308	1,654,285
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,040,862	639,680
	Corp. Actinver SAB de CV	61,598	53,891
#	Corp. Inmobiliaria Vesta SAB de CV	3,392,972	9,941,621
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	274,800
	Corp. Moctezuma SAB de CV	398,200	1,586,730
#	Corporativo Fragua SAB de CV	1,524	80,490
	Cydsa SAB de CV	6,129	5,872
	Dine SAB de CV	7,300	8,685
	El Puerto de Liverpool SAB de CV, Class C1	519,143	3,677,275
#*††	Empresas ICA SAB de CV	4,691,828	0
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	62,632
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	644,363	7,108,364
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	84,984	9,369,486
	GCC SAB de CV	1,071,304	9,147,284
	Genomma Lab Internacional SAB de CV, Class B	5,383,435	5,533,400
	Gentera SAB de CV	9,479,083	11,177,900
	Gruma SAB de CV, Class B	948,452	17,797,665
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	12,735,201
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	979,586	15,688,308
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	31,056	4,968,649
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	8,411	2,527,421
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	383,246	11,510,134
#	Grupo Bimbo SAB de CV, Class A	3,507,902	12,349,487
	Grupo Carso SAB de CV	1,934,364	12,531,680
	Grupo Comercial Chedraui SA de CV	2,372,508	17,664,876
#	Grupo Elektra SAB de CV	181,294	9,195,092
	Grupo Financiero Banorte SAB de CV, Class O	5,710,839	42,885,696
*	Grupo Financiero Inbursa SAB de CV, Class O	5,461,897	13,394,561
*	Grupo Gigante SAB de CV	41,000	59,527
	Grupo Herdez SAB de CV	1,704,446	4,967,603
*	Grupo Hotelero Santa Fe SAB de CV	306,056	65,709
	Grupo Industrial Saltillo SAB de CV	320,237	352,104
	Grupo Mexico SAB de CV, Class B	7,589,028	42,680,390
#*	Grupo Pochteca SAB de CV	386,111	131,598
#	Grupo Rotoplas SAB de CV	623,731	866,414
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	5,555	161,984
*	Grupo Simec SAB de CV (SIMECB MM), Class B	1,299,357	12,902,208
#	Grupo Televisa SAB (TLEVICPO MM)	2,737,347	1,210,656
#	Grupo Televisa SAB (TV US), Sponsored ADR	1,878,081	4,094,217
#*Ω	Grupo Traxion SAB de CV	611,596	747,794
*	Hoteles City Express SAB de CV	2,213,204	545,253
*	Industrias CH SAB de CV, Class B	1,834,528	18,423,069
#*	Industrias Penoles SAB de CV	691,992	10,113,758
	Kimberly-Clark de Mexico SAB de CV, Class A	5,410,872	9,642,046
	KUO SAB de CV, Class B	271,325	582,451
#	La Comer SAB de CV	4,964,097	9,272,212
	Megacable Holdings SAB de CV	4,741,466	11,090,821
#*	Minera Frisco SAB de CV, Class A1	5,848,090	996,602
*Ω	Nemak SAB de CV	15,152,868	2,195,950
#*	Ollamani SAB	298,092	664,791
	Orbia Advance Corp. SAB de CV	7,457,823	9,627,000
	Organizacion Cultiba SAB de CV	194,351	107,706
	Organizacion Soriana SAB de CV, Class B	3,346,930	5,603,067

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	1,275,631	$11,913,467
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	30,873	195,535
#	Qualitas Controladora SAB de CV	947,559	8,746,777
#	Regional SAB de CV	2,086,589	15,127,238
#*	Sitios Latinoamerica SAB de CV	1,445,895	298,787
#*	Vista Energy SAB de CV (VIST US), ADR	60,938	2,745,866
*	Vitro SAB de CV, Class A	423,513	190,946
	Wal-Mart de Mexico SAB de CV	6,537,662	21,755,947
TOTAL MEXICO			598,398,913
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	227,175
	Cia de Minas Buenaventura SAA, ADR	157,251	2,437,390
	Credicorp Ltd.	124,157	21,186,150
*††	Fossal SAA, ADR	18	55
	Intercorp Financial Services, Inc.	4,726	107,564
TOTAL PERU			23,958,334
PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	780,700	122,497
	A Soriano Corp.	818,000	193,044
	Aboitiz Equity Ventures, Inc.	4,211,890	2,557,953
	Aboitiz Power Corp.	3,974,700	2,251,725
	ACEN Corp.	9,679,467	911,012
*††	ACR Mining Corp.	11,905	0
	Alliance Global Group, Inc.	23,951,094	3,683,265
	Alsons Consolidated Resources, Inc.	434,000	3,866
	Apex Mining Co., Inc.	15,411,000	1,124,868
*	Atlas Consolidated Mining & Development Corp.	4,306,100	332,462
	Ayala Corp.	376,380	3,785,949
	Ayala Land, Inc.	4,756,970	2,408,411
*	AyalaLand Logistics Holdings Corp.	4,662,200	149,276
	Bank of the Philippine Islands	3,967,976	8,249,698
	BDO Unibank, Inc.	6,658,805	15,663,467
*	Belle Corp.	27,703,700	1,078,235
*	Bloomberry Resorts Corp.	23,949,100	3,394,576
*	Cebu Air, Inc.	1,887,740	950,688
	Century Pacific Food, Inc.	6,067,150	3,591,575
	China Banking Corp.	2,412,090	1,653,881
	COL Financial Group, Inc.	1,337,000	52,024
*	Converge Information & Communications Technology Solutions, Inc.	9,595,800	1,900,539
	Cosco Capital, Inc.	15,486,600	1,266,853
	D&L Industries, Inc.	15,173,900	1,545,546
*	DITO CME Holdings Corp.	7,849,900	267,462
	DMCI Holdings, Inc.	26,286,900	5,120,445
	DoubleDragon Corp.	4,164,490	746,815
	East West Banking Corp.	5,848,850	933,508
	Emperador, Inc.	3,796,600	1,207,941
	Filinvest Development Corp.	267,400	25,083
	Filinvest Land, Inc.	121,976,687	1,399,434
	First Philippine Holdings Corp.	2,595,920	2,805,221
	Ginebra San Miguel, Inc.	4,910	19,319
*	Global Ferronickel Holdings, Inc.	16,720,756	437,715
	Global-Estate Resorts, Inc.	488,000	5,942
	Globe Telecom, Inc.	100,054	3,690,509
	GT Capital Holdings, Inc.	462,862	4,682,029
*	Integrated Micro-Electronics, Inc.	622,440	18,928

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	International Container Terminal Services, Inc.	2,236,892	$13,657,778
	JG Summit Holdings, Inc.	5,553,276	2,646,451
	Jollibee Foods Corp.	1,282,327	5,060,540
	Keepers Holdings, Inc.	114,000	3,245
	LT Group, Inc.	13,071,700	2,206,498
	MacroAsia Corp.	1,587,996	120,210
	Manila Electric Co.	450,520	3,009,403
	Manila Water Co., Inc.	10,150,500	4,716,283
*	Megawide Construction Corp.	1,950,270	96,677
	Megaworld Corp.	61,570,300	1,910,539
	Metropolitan Bank & Trust Co.	5,694,749	6,701,078
Ω	Monde Nissin Corp.	458,700	72,102
	Nickel Asia Corp.	23,938,540	1,374,444
	Petron Corp.	22,616,000	1,011,264
	Philcomsat Holdings Corp.	410,332	751,912
	Philex Mining Corp.	7,112,350	317,056
*	Philippine National Bank	2,711,566	1,111,770
	Philippine Seven Corp.	17,600	37,470
	Philippine Stock Exchange, Inc.	84,552	259,358
*††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,516,870	179,790
#	PLDT, Inc. (PHI US), Sponsored ADR	122,759	3,251,886
	PLDT, Inc. (TEL PM)	108,445	2,815,847
	Puregold Price Club, Inc.	7,300,580	3,292,315
*	PXP Energy Corp.	2,088,200	130,680
	RFM Corp.	6,096,300	396,478
	Rizal Commercial Banking Corp.	2,919,464	1,074,344
	Robinsons Land Corp.	18,970,618	4,810,552
	Robinsons Retail Holdings, Inc.	2,168,620	1,338,468
	San Miguel Corp.	3,471,280	5,940,154
	San Miguel Food & Beverage, Inc.	7,790	6,221
	Security Bank Corp.	2,433,718	2,683,219
	Semirara Mining & Power Corp.	4,805,300	2,754,855
	Shakey's Pizza Asia Ventures, Inc.	366,600	60,405
*	Shell Pilipinas Corp.	1,919,540	334,565
	SM Investments Corp.	185,680	2,893,907
	SM Prime Holdings, Inc.	8,626,190	4,262,155
	SSI Group, Inc.	302,000	16,574
	Synergy Grid & Development Phils, Inc.	2,326,300	366,996
*	Top Frontier Investment Holdings, Inc.	155,417	197,136
	Union Bank of the Philippines	3,649,242	2,253,769
	Universal Robina Corp.	2,351,930	4,799,161
	Vista Land & Lifescapes, Inc.	54,816,800	1,388,477
	Vistamalls, Inc.	805,800	31,454
	Wilcon Depot, Inc.	5,716,800	1,714,295
TOTAL PHILIPPINES			170,289,542
POLAND — (1.0%)
*	11 bit studios SA	5,440	878,008
	AB SA	9,101	227,445
*	Action SA	36,084	182,070
#*	Agora SA	257,788	681,786
	Alior Bank SA	777,742	18,642,064
*Ω	Allegro.eu SA	197,079	1,810,372
#	Amica SA	29,857	493,516
*	AmRest Holdings SE	333,086	2,074,970
#	Apator SA	66,576	302,077
	Arctic Paper SA	130,075	712,943
#	ASBISc Enterprises PLC	319,131	1,772,902

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Asseco Poland SA	197,643	$4,189,083
#	Asseco South Eastern Europe SA	16,316	203,317
	Auto Partner SA	265,193	1,455,094
	Bank Handlowy w Warszawie SA	148,569	3,643,770
*	Bank Millennium SA	3,118,958	7,150,467
*	Bank Ochrony Srodowiska SA	121,413	406,301
	Bank Polska Kasa Opieki SA	427,611	17,322,995
	Benefit Systems SA	5,059	3,385,275
#*	Bioton SA	193,900	170,708
#	BNPP Bank Polska SA	1,641	41,880
#	Boryszew SA	1,581,311	2,194,261
	Budimex SA	70,462	11,339,525
*	CCC SA	123,147	3,915,443
	CD Projekt SA	72,425	2,907,245
#	Celon Pharma SA	49,619	342,223
#*	CI Games SA	878,942	354,594
#*	Cognor Holding SA	736,787	1,453,492
	ComArch SA	16,998	1,373,705
	Creepy Jar SA	683	85,206
	Cyber Folks SA	14,084	461,600
#*	Cyfrowy Polsat SA	923,627	3,021,591
	Develia SA	1,502,351	2,159,936
*Ω	Dino Polska SA	97,231	8,641,155
	Dom Development SA	39,780	1,693,792
	Echo Investment SA	23,210	24,377
*	Enea SA	1,820,091	5,062,433
#	Eurocash SA	516,701	1,526,056
*	Fabryki Mebli Forte SA	103,961	523,911
#	Globe Trade Centre SA	254,305	314,779
*	Grenevia SA	986,489	555,673
#*	Grupa Azoty SA	351,336	1,599,916
#	Grupa Kety SA	65,486	13,584,326
	Grupa Pracuj SA	2,874	42,320
*Ω	HUUUGE, Inc.	31,456	165,787
#	ING Bank Slaski SA	86,700	6,615,105
	Inter Cars SA	33,725	4,200,468
#*	Jastrzebska Spolka Weglowa SA	526,457	3,544,520
	KGHM Polska Miedz SA	342,949	11,789,576
	KRUK SA	90,412	10,118,991
*	Lentex SA	22,077	36,768
	LPP SA	3,120	11,961,908
#*	Lubawa SA	24,192	23,712
#	Lubelski Wegiel Bogdanka SA	97,781	624,222
*	mBank SA	34,215	5,378,779
	Mirbud SA	502,567	1,769,768
#*	ML System SA	846	10,250
	Mo-BRUK SA	13,065	949,404
*	Mostostal Zabrze SA	86,076	87,622
	Neuca SA	6,739	1,383,741
	Newag SA	511	4,194
	Onde SA	5,966	20,696
	Orange Polska SA	2,152,548	4,312,835
	ORLEN SA	2,210,095	36,037,923
*	Pepco Group NV	250,521	1,211,783
*	PGE Polska Grupa Energetyczna SA	2,493,401	4,590,799
#*	PKP Cargo SA	268,952	1,465,480
	PlayWay SA	3,974	288,382
#*	Polimex-Mostostal SA	565,449	446,007
	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	14,746,189

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Powszechny Zaklad Ubezpieczen SA	1,001,849	$12,268,762
	Santander Bank Polska SA	40,879	5,386,988
#*	Selvita SA	10,283	175,544
#	Stalexport Autostrady SA	1,082,020	741,131
	Synektik SA	23,957	859,092
*	Tauron Polska Energia SA	8,181,316	7,839,512
*	TEN Square Games SA	3,404	73,800
#	Text SA	63,425	1,412,887
	Torpol SA	56,565	499,938
	Unimot SA	9,775	344,576
#	Votum SA	10,633	80,075
#	VRG SA	1,259,078	1,124,092
#	Warsaw Stock Exchange	122,584	1,312,658
	Wawel SA	149	23,700
	Wirtualna Polska Holding SA	31,572	733,355
#Ω	XTB SA	385,419	6,143,015
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	13,287	160,939
#*	Zespol Elektrowni Patnow Adamow Konin SA	77,428	355,736
TOTAL POLAND			290,245,311
QATAR — (0.7%)
*	Aamal Co.	11,461,524	2,501,587
	Al Khaleej Takaful Group QSC	1,325,879	877,940
	Al Meera Consumer Goods Co. QSC	604,731	2,431,593
	Alijarah Holding Co. QPSC	2,395,286	467,912
	Baladna	6,710,857	2,617,487
	Barwa Real Estate Co.	9,505,937	7,254,356
	Commercial Bank PSQC	4,640,617	5,326,721
	Doha Bank QPSC	12,706,096	5,170,359
	Doha Insurance Co. QSC	632,429	424,216
*	Estithmar Holding QPSC	5,401,842	2,788,088
	Gulf International Services QSC	8,860,165	8,405,318
	Gulf Warehousing Co.	2,722,712	2,441,210
	Industries Qatar QSC	981,700	3,532,883
*	Lesha Bank LLC	7,500,633	2,675,707
	Mannai Corp. QSC	1,258,134	1,333,268
	Masraf Al Rayan QSC	12,835,827	8,211,471
	Mazaya Real Estate Development QPSC	4,783,987	800,286
	Medicare Group	1,437,657	1,629,932
	Mesaieed Petrochemical Holding Co.	6,504,155	2,987,120
	Ooredoo QPSC	3,111,870	8,931,393
	Qatar Aluminum Manufacturing Co.	17,396,755	6,211,951
	Qatar Electricity & Water Co. QSC	1,312,552	5,544,414
	Qatar Fuel QSC	994,215	4,023,993
	Qatar Gas Transport Co. Ltd.	11,033,770	13,655,380
	Qatar Industrial Manufacturing Co. QSC	713,264	520,052
	Qatar Insurance Co. SAQ	3,358,953	1,939,342
	Qatar International Islamic Bank QSC	2,009,687	5,757,025
	Qatar Islamic Bank QPSC	1,687,213	9,122,346
	Qatar Islamic Insurance Group	157,153	356,037
	Qatar National Bank QPSC	13,164,893	55,215,763
	Qatar National Cement Co. QSC	1,462,536	1,487,453
	Qatar Navigation QSC	2,432,290	7,918,142
	QLM Life & Medical Insurance Co. WLL	21,034	12,150
	Salam International Investment Ltd. QSC	7,559,090	1,411,387
	United Development Co. QSC	14,693,653	4,441,608
	Vodafone Qatar QSC	17,306,239	8,030,542
*	Widam Food Co.	380,427	335,463

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Zad Holding Co.	82,742	$311,224
TOTAL QATAR			197,103,119
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	4,286,740	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	226,212	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	604,713	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	108	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	PhosAgro PJSC	1,846	0
*††	Polyus PJSC (PLZL LI), GDR	30,972	0
*††	RusHydro PJSC (HYDR LI), ADR	4,546,019	0
*††	RusHydro PJSC (RSHYY US), ADR	556	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	3,144,384	0
*††	Severstal PAO (SVJTY US), GDR	1,124	0
*††	Severstal PAO (SVST LI), GDR	284,906	0
*††	VTB Bank PJSC (VTBR LI), GDR	7,638,337	0
SAUDI ARABIA — (3.7%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	1,525,313	1,029,277
	Abdullah Al Othaim Markets Co.	3,026,390	9,443,189
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	77,270	589,788
	ACWA Power Co.	105,637	11,122,563
*	Advanced Petrochemical Co.	538,027	5,733,330
	Al Babtain Power & Telecommunication Co.	369,351	3,592,804
*	Al Gassim Investment Holding Co.	110,105	513,607
	Al Hammadi Holding	368,563	4,609,984
*	Al Hassan Ghazi Ibrahim Shaker Co.	224,179	1,680,151
	Al Jouf Agricultural Development Co.	119,993	2,049,074
*	Al Jouf Cement Co.	508,445	1,524,264
*	Al Khaleej Training & Education Co.	288,777	2,221,026
	Al Moammar Information Systems Co.	109,570	5,347,531
	Al Rajhi Bank	3,883,026	88,536,018
*	Al Rajhi Co. for Co-operative Insurance	72,107	4,196,192
*	Al Sagr Cooperative Insurance Co.	54,749	298,408
*	Al Yamamah Steel Industries Co.	222,950	2,052,348
*	AlAbdullatif Industrial Investment Co.	264,152	1,169,081
	Alamar Foods	76,114	1,554,195
	Alandalus Property Co.	298,390	1,920,766
	Alaseel Co.	1,578,688	1,894,004
*	Al-Baha Development & Investment Co.	13,329,700	427,105
	Aldrees Petroleum & Transport Services Co.	325,849	9,798,220
	Al-Etihad Cooperative Insurance Co.	246,718	1,171,998
	Alinma Bank	2,988,217	25,809,404
*	AlJazira Takaful Ta'awuni Co.	342,076	1,737,851
*	AlKhorayef Water & Power Technologies Co.	75,357	3,632,365
*	Allianz Saudi Fransi Cooperative Insurance Co.	248,493	1,159,011
*	Allied Cooperative Insurance Group	121,063	620,072
	Almarai Co. JSC	763,174	12,291,505
	Almunajem Foods Co.	82,863	2,196,546
*	Al-Omran Industrial & Trading Co.	7,769	82,041
*	Alujain Corp.	242,828	2,709,967
*	Amana Cooperative Insurance Co.	176,029	552,972
*	Amlak International Finance Co.	71,419	210,797
*	Anaam International Holding Group Co.	283,480	83,017
	Arab National Bank	1,695,357	9,696,993
*	Arabia Insurance Cooperative Co.	104,092	430,508
	Arabian Cement Co.	456,095	3,284,555
Ω	Arabian Centres Co.	742,925	3,957,756

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Contracting Services Co.	87,560	$5,278,771
	Arabian Internet & Communications Services Co.	84,760	6,644,237
*	Arabian Pipes Co.	41,702	1,580,605
*	Arabian Shield Cooperative Insurance Co.	179,584	994,850
	Arriyadh Development Co.	775,674	4,936,117
	Astra Industrial Group	241,724	10,291,125
	Ataa Educational Co.	49,025	897,821
	Baazeem Trading Co.	23,170	384,194
	Bank AlBilad	1,814,198	17,781,519
*	Bank Al-Jazira	2,892,164	13,256,977
	Banque Saudi Fransi	810,350	7,991,308
	Basic Chemical Industries Ltd.	150,776	1,243,737
	Bawan Co.	295,171	3,679,796
	BinDawood Holding Co.	907,002	1,753,573
	Bupa Arabia for Cooperative Insurance Co.	236,964	14,550,691
*	Buruj Cooperative Insurance Co.	142,627	771,263
	Catrion Catering Holding Co.	258,369	7,990,244
*	Chubb Arabia Cooperative Insurance Co.	110,642	911,606
	City Cement Co.	606,533	2,915,055
	Co. for Cooperative Insurance	210,906	8,092,657
	Dallah Healthcare Co.	155,567	6,861,251
*	Dar Al Arkan Real Estate Development Co.	3,508,419	12,667,406
	Dr Sulaiman Al Habib Medical Services Group Co.	225,018	17,276,172
	East Pipes Integrated Co. for Industry	47,206	1,983,378
	Eastern Province Cement Co.	386,154	3,341,637
	Electrical Industries Co.	5,090,972	9,242,667
*	Emaar Economic City	3,271,895	6,279,679
	Etihad Etisalat Co.	2,662,404	36,981,743
*	Fawaz Abdulaziz Al Hokair & Co., Class C	35,723	74,185
*	Fitaihi Holding Group	1,173,695	1,192,558
*	Gulf General Cooperative Insurance Co.	132,909	487,384
	Gulf Insurance Group	235,145	2,002,651
*	Gulf Union Cooperative Insurance Co.	266,990	1,368,436
*	Herfy Food Services Co.	173,843	1,232,443
	Jarir Marketing Co.	2,217,440	7,676,360
*	Jazan Development & Investment Co.	241,378	957,858
	L'Azurde Co. for Jewelry	321,523	1,286,954
	Leejam Sports Co. JSC	157,006	8,364,851
*	Liva Insurance Co.	154,848	780,746
*	Malath Cooperative Insurance Co.	213,389	1,047,716
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	312,420	2,292,956
*	Methanol Chemicals Co.	255,923	1,029,937
*	Middle East Healthcare Co.	276,594	5,828,074
	Middle East Paper Co.	291,268	3,113,333
*	Middle East Specialized Cables Co.	170,077	1,650,441
	Mobile Telecommunications Co. Saudi Arabia	5,290,605	15,351,147
	Mouwasat Medical Services Co.	323,938	10,423,181
	Nahdi Medical Co.	128,123	4,536,380
*	Najran Cement Co.	669,576	1,549,212
*	Nama Chemicals Co.	130,940	952,289
*	Naseej International Trading Co.	23,105	466,747
*	National Agriculture Development Co.	1,104,538	8,481,184
	National Co. for Glass Industries	135,051	1,693,487
	National Co. for Learning & Education	54,466	2,683,576
	National Gas & Industrialization Co.	175,523	4,982,076
*	National Gypsum	126,443	845,742
*	National Industrialization Co., Class C	2,583,471	7,664,216
	National Medical Care Co.	108,219	5,964,877
*	National Metal Manufacturing & Casting Co.	64,209	276,477

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Nayifat Finance Co.	151,442	$535,103
	Northern Region Cement Co.	842,631	2,014,615
	Qassim Cement Co.	323,398	4,646,275
*	Rabigh Refining & Petrochemical Co.	2,269,898	4,271,365
*	Raydan Food Co.	52,418	383,577
	Retal Urban Development Co.	668,551	2,192,215
	Riyad Bank	3,436,574	25,139,865
	Riyadh Cables Group Co.	68,715	1,791,206
	Riyadh Cement Co.	63,686	421,404
	SABIC Agri-Nutrients Co.	805,853	25,286,411
	Sahara International Petrochemical Co.	1,354,253	10,305,374
*	Salama Cooperative Insurance Co.	88,790	648,426
*	Saudi Arabian Amiantit Co.	108,909	807,941
*	Saudi Arabian Cooperative Insurance Co.	111,259	498,539
*	Saudi Arabian Mining Co.	2,229,749	25,602,542
Ω	Saudi Arabian Oil Co.	5,272,376	38,787,945
	Saudi Aramco Base Oil Co.	71,748	2,487,946
	Saudi Automotive Services Co.	283,754	4,796,621
	Saudi Awwal Bank	2,045,775	21,405,577
	Saudi Basic Industries Corp.	1,250,991	26,270,343
	Saudi Cement Co.	527,692	6,002,411
*	Saudi Ceramic Co.	483,377	3,652,291
	Saudi Chemical Co. Holding	2,395,300	7,213,172
	Saudi Electricity Co.	1,679,515	7,652,409
*	Saudi Enaya Cooperative Insurance Co.	21,420	90,467
*	Saudi Ground Services Co.	239,761	3,272,000
*	Saudi Industrial Development Co.	29,674	69,995
	Saudi Industrial Investment Group	1,101,554	5,997,421
	Saudi Investment Bank	1,479,688	5,040,263
*	Saudi Kayan Petrochemical Co.	4,145,721	9,014,539
*	Saudi Marketing Co.	170,231	1,087,112
	Saudi National Bank	4,538,528	45,858,920
	Saudi Paper Manufacturing Co.	124,577	2,493,969
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	317,520	2,438,693
*	Saudi Printing & Packaging Co., Class C	165,909	594,123
*	Saudi Public Transport Co.	613,746	3,022,356
*	Saudi Real Estate Co.	898,471	5,375,127
*	Saudi Reinsurance Co.	400,908	3,266,695
*	Saudi Research & Media Group	200,319	13,937,956
	Saudi Steel Pipe Co.	109,845	2,159,760
	Saudi Tadawul Group Holding Co.	54,573	3,367,630
	Saudi Telecom Co.	6,092,756	62,584,325
*	Saudi Vitrified Clay Pipe Co. Ltd.	19,476	247,489
	Saudia Dairy & Foodstuff Co.	87,353	7,996,243
*	Savola Group	1,274,702	15,505,714
*	Scientific & Medical Equipment House Co.	56,890	852,425
*	Seera Group Holding	1,253,251	8,286,396
	SHL Finance Co.	75,767	319,297
*	Sinad Holding Co.	546,281	1,953,483
	Southern Province Cement Co.	370,813	3,545,250
	Sumou Real Estate Co.	14,627	174,937
	Sustained Infrastructure Holding Co.	403,393	3,754,487
*	Tabuk Agriculture	76,387	362,477
	Tabuk Cement Co.	424,739	1,388,852
	Taiba Investments Co.	233,151	2,976,583
*	Takween Advanced Industries Co.	204,450	632,231
	Tanmiah Food Co.	29,081	1,085,475
	Theeb Rent A Car Co.	111,307	1,946,310
*	Umm Al-Qura Cement Co.	306,351	1,354,640

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	United Co.-operative Assurance Co.	69,438	$211,568
	United Electronics Co.	294,370	7,209,522
	United International Transportation Co.	312,389	7,447,304
	United Wire Factories Co.	116,406	882,160
*	Walaa Cooperative Insurance Co.	378,390	2,721,869
*	Wataniya Insurance Co.	152,870	1,284,026
	Yamama Cement Co.	804,122	7,122,017
	Yanbu Cement Co.	511,951	3,539,781
	Yanbu National Petrochemical Co.	668,993	7,212,983
	Zahrat Al Waha For Trading Co., Class C	92,273	1,021,874
*	Zamil Industrial Investment Co.	242,357	1,462,985
TOTAL SAUDI ARABIA			1,028,751,138
SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	37,652,000	0
SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	3,081,380	27,093,104
	Adcock Ingram Holdings Ltd.	532,921	1,687,410
	Advtech Ltd.	4,475,377	7,458,568
	AECI Ltd.	1,016,941	5,913,062
#	African Rainbow Minerals Ltd.	862,026	10,233,789
	Afrimat Ltd.	448,372	1,689,073
	Alexander Forbes Group Holdings Ltd.	1,408,229	515,124
	Altron Ltd., Class A	390,373	369,378
	Anglo American Platinum Ltd.	139,693	5,422,238
	Aspen Pharmacare Holdings Ltd.	1,042,078	14,406,305
*	Astral Foods Ltd.	361,885	3,426,223
	AVI Ltd.	2,372,385	12,739,994
	Barloworld Ltd.	2,019,767	10,311,231
	Bid Corp. Ltd.	605,239	15,078,317
	Bidvest Group Ltd.	1,135,276	17,062,255
*	Blue Label Telecoms Ltd.	3,665,341	869,398
#*	Brait PLC	4,298,176	212,508
	Capitec Bank Holdings Ltd.	109,530	17,081,854
	Cashbuild Ltd.	160,219	1,488,521
	Caxton & CTP Publishers & Printers Ltd.	47,312	27,120
	City Lodge Hotels Ltd.	1,661,297	397,211
	Clicks Group Ltd.	998,063	19,424,866
	Coronation Fund Managers Ltd.	1,493,565	3,068,061
	Curro Holdings Ltd.	677,529	450,996
	DataTec Ltd.	4,004,750	7,857,352
Ω	Dis-Chem Pharmacies Ltd.	2,084,454	4,098,722
	Discovery Ltd.	1,421,306	11,158,251
#	DRDGOLD Ltd. (DRD SJ)	1,452,689	1,483,018
	DRDGOLD Ltd. (DRD US), Sponsored ADR	50,071	506,718
	Exxaro Resources Ltd.	1,186,240	12,709,494
	Famous Brands Ltd.	454,915	1,347,403
	FirstRand Ltd.	10,402,083	46,740,850
	Foschini Group Ltd.	2,810,736	20,766,495
#	Gold Fields Ltd., Sponsored ADR	2,809,442	48,210,025
	Grindrod Ltd.	4,398,218	3,758,014
	Harmony Gold Mining Co. Ltd. (HAR SJ)	608,097	5,962,756
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	3,714,550	36,105,426
	Hudaco Industries Ltd.	251,026	2,507,024
	Impala Platinum Holdings Ltd.	2,588,237	13,296,316
	Investec Ltd.	1,166,179	9,104,237
	Italtile Ltd.	1,013,688	667,118
	JSE Ltd.	539,455	3,152,875

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	KAP Ltd.	14,906,048	$2,493,663
	Kumba Iron Ore Ltd.	222,284	4,854,927
	Lewis Group Ltd.	1,013,794	3,175,273
	Life Healthcare Group Holdings Ltd.	10,505,937	7,696,507
	Merafe Resources Ltd.	9,161,504	729,579
#*	Metair Investments Ltd.	1,713,067	1,325,003
	Momentum Group Limited	12,203,322	17,955,501
	Motus Holdings Ltd.	1,421,038	8,060,146
	Mpact Ltd.	1,397,429	2,270,437
	Mr. Price Group Ltd.	1,669,260	19,851,224
	MTN Group Ltd.	7,064,571	30,654,174
*	MultiChoice Group	1,843,837	11,064,823
	Naspers Ltd., Class N	74,679	14,450,112
	Nedbank Group Ltd.	1,428,610	21,878,664
	NEPI Rockcastle NV	1,543,471	11,626,358
	Netcare Ltd.	8,730,956	6,245,584
	Ninety One Ltd.	1,656,460	3,610,249
	Northam Platinum Holdings Ltd.	1,486,881	11,677,247
	Oceana Group Ltd.	694,679	2,659,904
	Old Mutual Ltd. (OMU SJ)	20,472,886	13,835,762
	Omnia Holdings Ltd.	1,603,558	5,789,731
	OUTsurance Group Ltd.	415,615	1,104,957
Ω	Pepkor Holdings Ltd.	7,426,565	8,334,520
#*	Pick n Pay Stores Ltd.	2,573,303	3,283,468
	PPC Ltd.	9,738,883	2,041,340
	PSG Financial Services Ltd.	2,264,390	2,098,490
*	Rainbow Chicken	234,589	48,560
	Raubex Group Ltd.	1,593,726	4,015,157
*	RCL Foods Ltd.	234,589	125,816
	Reunert Ltd.	1,433,452	5,654,347
	RFG Holdings Ltd.	538,736	451,421
	Sanlam Ltd.	2,528,768	11,328,971
	Santam Ltd.	280,182	4,963,559
	Sappi Ltd.	5,208,773	15,175,604
	Sasol Ltd. (SOL SJ)	1,226,575	9,945,993
#	Sasol Ltd. (SSL US), Sponsored ADR	508,321	4,097,067
	Shoprite Holdings Ltd.	1,440,819	24,144,816
#	Sibanye Stillwater Ltd. (SBSW US), ADR	991,853	4,493,095
#	Sibanye Stillwater Ltd. (SSW SJ)	11,819,232	13,496,261
	Southern Sun Ltd.	971,498	328,901
#*	SPAR Group Ltd.	1,138,833	7,853,851
	Spur Corp. Ltd.	581,516	1,089,061
	Stadio Holdings Ltd.	205,049	62,865
	Standard Bank Group Ltd.	2,789,965	34,004,375
	Sun International Ltd.	1,421,960	3,004,898
	Super Group Ltd.	3,883,557	6,491,003
*	Telkom SA SOC Ltd.	2,523,628	3,275,079
	Thungela Resources Ltd. (TGA SJ)	493,367	3,272,838
	Tiger Brands Ltd.	910,027	11,154,425
#*	Transaction Capital Ltd.	2,575,744	401,096
*	Trencor Ltd.	752,676	308,282
	Truworths International Ltd.	2,555,509	12,711,896
	Tsogo Sun Ltd.	2,882,391	1,778,811
	Vodacom Group Ltd.	1,470,922	8,270,492
#*	We Buy Cars Pty. Ltd.	696,881	1,019,883
	Wilson Bayly Holmes-Ovcon Ltd.	487,521	4,808,411
	Woolworths Holdings Ltd.	3,805,936	12,589,283
	Zeda Ltd.	2,073,761	1,425,807
TOTAL SOUTH AFRICA			836,418,267

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (11.4%)
*	3S Korea Co. Ltd.	87,684	$147,428
	ABco Electronics Co. Ltd.	42,912	247,254
	Able C&C Co. Ltd.	14,696	92,751
	ABOV Semiconductor Co. Ltd.	18,673	197,427
#*	Abpro Bio Co. Ltd.	780,310	265,023
*	ADTechnology Co. Ltd.	26,899	434,719
	Advanced Nano Products Co. Ltd.	12,078	829,138
#	Advanced Process Systems Corp.	100,269	1,519,936
	Aekyung Chemical Co. Ltd.	108,169	888,196
	Aekyung Industrial Co. Ltd.	73,165	1,060,953
*	Agabang&Company	175,621	543,854
#	Ahnlab, Inc.	30,167	1,272,052
*	Air Busan Co. Ltd.	239,673	426,957
	AJ Networks Co. Ltd.	75,735	247,246
	Ajin Industrial Co. Ltd.	283,426	646,462
*	AJINEXTEK Co. Ltd.	8,337	54,945
	AK Holdings, Inc.	29,430	290,928
*	Alteogen, Inc.	31,831	7,339,636
*	ALUKO Co. Ltd.	483,019	945,443
*	Amicogen, Inc.	89,576	321,668
*	Aminologics Co. Ltd.	122,330	123,255
*	Amo Greentech Co. Ltd.	45,108	290,676
	Amorepacific Corp.	30,653	4,074,192
	Amorepacific Group	86,651	1,971,707
*	Amotech Co. Ltd.	61,767	258,067
*	Anam Electronics Co. Ltd.	357,028	385,748
*	Ananti, Inc.	607,049	2,486,270
*	Anapass, Inc.	20,138	355,311
*	Anterogen Co. Ltd.	29,273	326,436
*	Apact Co. Ltd.	79,693	295,466
	Aplus Asset Advisor Co. Ltd.	9,766	28,177
*	Aprogen Biologics	153,579	127,636
*	Aprogen, Inc.	347,100	405,172
*	APS, Inc.	68,815	332,313
*	Aroot Co. Ltd.	165,628	195,098
	Asia Cement Co. Ltd.	140,025	1,179,574
	ASIA Holdings Co. Ltd.	6,687	1,249,047
	Asia Pacific Satellite, Inc.	20,034	190,708
	Asia Paper Manufacturing Co. Ltd.	204,961	1,256,991
*	Asiana Airlines, Inc.	65,155	474,400
*	ASTORY Co. Ltd.	11,969	70,841
	Atec Co. Ltd.	28,831	318,834
*	A-Tech Solution Co. Ltd.	31,296	173,585
#	Atinum Investment Co. Ltd.	271,641	509,232
	ATON, Inc.	42,480	113,909
	AUK Corp.	37,410	56,947
	Aurora World Corp.	31,833	147,570
#	Autech Corp.	39,895	118,263
	Avaco Co. Ltd.	36,413	382,522
	Avatec Co. Ltd.	14,672	122,416
	Baiksan Co. Ltd.	100,615	989,912
*	Beno Tnr, Inc.	78,016	189,697
	BGF Co. Ltd.	229,686	607,798
	BGF retail Co. Ltd.	31,806	2,402,346
	BGFecomaterials Co. Ltd.	97,022	287,081
#	BH Co. Ltd.	251,024	3,986,974
*	BHI Co. Ltd.	83,532	551,375
#*	Binex Co. Ltd.	88,893	1,326,719
	Binggrae Co. Ltd.	46,926	3,060,793

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Bio Plus Co. Ltd.	190,704	$825,733
*	Biodyne Co. Ltd.	76,846	872,878
*	Bioneer Corp.	55,914	1,290,472
	BioNote, Inc.	6,272	18,723
*	BioSmart Co. Ltd.	79,397	241,688
*	Biotoxtech Co. Ltd.	25,706	88,317
	BIT Computer Co. Ltd.	61,687	251,770
	Bixolon Co. Ltd.	15,244	51,034
#*	BNC Korea Co. Ltd.	152,347	726,846
	BNK Financial Group, Inc.	1,073,009	7,460,416
	Boditech Med, Inc.	83,307	1,064,358
*	Bohae Brewery Co. Ltd.	405,514	140,215
	BoKwang Industry Co. Ltd.	73,134	268,928
	Bookook Securities Co. Ltd.	9,766	189,054
	Boryung	203,001	1,546,760
*	Bosung Power Technology Co. Ltd.	113,423	270,369
	Brand X Co. Ltd.	39,050	225,122
*	Bubang Co. Ltd.	90,527	127,349
*††	Bucket Studio Co. Ltd.	176,492	27,690
#*	Bukwang Pharmaceutical Co. Ltd.	108,715	422,196
*	Bumhan Fuel Cell Co. Ltd.	9,810	128,122
*	BusinessOn Communication Co. Ltd.	24,529	244,656
	BYC Co. Ltd.	7,010	170,640
	Byucksan Corp.	325,461	515,901
*	C&C International Corp.	17,848	1,489,292
	C&G Hi Tech Co. Ltd.	18,096	177,480
*	Cafe24 Corp.	73,441	1,765,273
*	CammSys Corp.	427,978	381,692
	Camus Engineering & Construction, Inc.	152,240	160,393
	Cape Industries Ltd.	123,700	547,309
#	Caregen Co. Ltd.	82,098	1,357,914
*	Celltrion Pharm, Inc.	26,274	1,930,605
	Celltrion, Inc.	202,139	30,259,520
*	Cellumed Co. Ltd.	20,960	25,345
*	Chabiotech Co. Ltd.	87,954	1,043,812
	Changhae Ethanol Co. Ltd.	22,808	156,434
	Cheil Worldwide, Inc.	359,176	4,650,645
	Chemtronics Co. Ltd.	80,307	1,432,553
*	Chemtros Co. Ltd.	49,361	201,155
	Cheryong Electric Co. Ltd.	60,381	3,242,477
*	ChinHung International, Inc.	385,314	253,778
	Chinyang Holdings Corp.	117,186	269,459
*	Chips&Media, Inc.	65,224	848,179
*	Choa Pharmaceutical Co.	62,267	69,302
*	Choil Aluminum Co. Ltd.	397,406	510,716
	Chong Kun Dang Pharmaceutical Corp.	44,576	3,630,634
	Chongkundang Holdings Corp.	19,527	754,303
	Choong Ang Vaccine Laboratory	23,131	179,730
*††	Chorokbaem Media Co. Ltd.	85,628	63,004
*	Chunbo Co. Ltd.	7,834	355,962
*	CJ Bioscience, Inc.	7,945	72,487
*	CJ CGV Co. Ltd.	469,443	1,958,712
	CJ CheilJedang Corp.	49,916	14,094,233
	CJ Corp.	89,620	8,697,561
*	CJ ENM Co. Ltd.	96,661	5,393,603
	CJ Freshway Corp.	57,052	798,111
	CJ Logistics Corp.	48,611	3,505,900
*	CJ Seafood Corp.	77,976	232,617
*	CKD Bio Corp.	21,707	408,589

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Classys, Inc.	64,487	$2,201,497
	CLIO Cosmetics Co. Ltd.	21,177	534,758
*	CMG Pharmaceutical Co. Ltd.	291,151	493,328
*	CoAsia Corp.	29,968	186,933
*	Com2uS Holdings Corp.	28,251	541,964
	Com2uSCorp	58,383	1,615,994
*	Comtec Systems Co. Ltd.	211,665	94,618
*	ContentreeJoongAng Corp.	25,991	173,076
	Coocon Corp.	6,737	72,666
*	Coreana Cosmetics Co. Ltd.	65,744	133,985
*	Corentec Co. Ltd.	22,685	125,869
	Cosmax, Inc.	56,237	6,362,468
#*	Cosmecca Korea Co. Ltd.	36,441	2,120,361
*	CosmoAM&T Co. Ltd.	46,649	4,441,103
#*	Cosmochemical Co. Ltd.	58,291	916,893
	Coway Co. Ltd.	9,734	445,329
#	COWELL FASHION Co. Ltd.	105,470	199,299
	Cowintech Co. Ltd.	41,983	515,132
	CR Holdings Co. Ltd.	100,156	436,488
#	Creas F&C Co. Ltd.	36,950	205,242
#*	Creative & Innovative System	224,482	1,553,085
	Creverse, Inc.	25,056	301,223
*	CrystalGenomics Invites Co. Ltd.	147,965	267,622
*	CS Bearing Co. Ltd.	26,378	108,143
	CS Wind Corp.	76,100	2,663,376
*	CTC BIO, Inc.	33,326	179,097
*	Cube Entertainment, Inc.	23,365	233,183
	Cuckoo Holdings Co. Ltd.	56,781	913,295
	Cuckoo Homesys Co. Ltd.	69,397	1,125,402
	Cymechs, Inc.	47,447	543,541
*	D&C Media Co. Ltd.	4,718	80,845
	D.I Corp.	108,389	1,450,941
*	DA Technology Co. Ltd.	544,765	80,325
	Dae Hwa Pharmaceutical Co. Ltd.	33,963	255,717
	Dae Hyun Co. Ltd.	135,654	188,150
	Dae Won Kang Up Co. Ltd.	326,400	1,214,487
*††	Dae Yu Co. Ltd.	20,309	6,358
*	Daea TI Co. Ltd.	144,672	329,091
*	Daebo Magnetic Co. Ltd.	9,206	133,554
	Daebongls Co. Ltd.	18,298	210,866
#*	Daechang Co. Ltd.	417,687	399,434
	Daechang Forging Co. Ltd.	99,373	390,181
	Daedong Corp.	156,746	1,159,447
#	Daeduck Co. Ltd.	156,659	732,550
	Daeduck Electronics Co. Ltd.	252,238	4,096,622
	Daehan Flour Mill Co. Ltd.	7,396	757,215
	Daehan New Pharm Co. Ltd.	81,656	576,041
	Daehan Steel Co. Ltd.	96,627	824,343
*	Daeho AL Co. Ltd.	12,818	9,732
*	Dae-Il Corp.	165,991	553,286
*	Daejoo Electronic Materials Co. Ltd.	17,583	1,518,222
	Daejung Chemicals & Metals Co. Ltd.	7,943	89,934
	Daeryuk Can Co. Ltd.	73,845	214,827
#	Daesang Corp.	204,388	3,634,015
	Daesang Holdings Co. Ltd.	126,994	865,407
	Daesung Energy Co. Ltd.	52,771	387,595
*	Daesung Industrial Co. Ltd.	155,922	419,080
*	Daesung Private Equity, Inc.	23,583	29,598
*	Daewon Cable Co. Ltd.	258,520	598,249

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daewon Media Co. Ltd.	50,962	$330,042
	Daewon Pharmaceutical Co. Ltd.	116,205	1,343,295
	Daewon San Up Co. Ltd.	82,221	373,459
*	Daewoo Engineering & Construction Co. Ltd.	1,595,553	4,858,354
	Daewoong Co. Ltd.	125,453	1,977,510
	Daewoong Pharmaceutical Co. Ltd.	24,471	2,226,782
*	Dahaam E-Tec Co. Ltd.	1,420	0
	Daihan Pharmaceutical Co. Ltd.	39,773	815,554
	Daishin Securities Co. Ltd.	251,710	3,091,498
#*	Danal Co. Ltd.	325,580	928,766
#	Daol Investment & Securities Co. Ltd.	309,984	717,230
#	Daou Data Corp.	142,764	1,220,444
	Daou Technology, Inc.	232,303	3,150,003
*	Dasan Networks, Inc.	214,945	587,025
#*	Dawonsys Co. Ltd.	74,987	600,414
	DB Financial Investment Co. Ltd.	254,025	819,889
	DB HiTek Co. Ltd.	193,663	7,712,603
	DB Insurance Co. Ltd.	288,688	23,325,168
*	DB, Inc.	776,991	662,971
	DCM Corp.	28,710	248,674
#*	Dear U Co. Ltd.	41,697	747,036
*	Dentis Co. Ltd.	13,365	82,591
	Dentium Co. Ltd.	36,685	2,510,895
	Deutsch Motors, Inc.	165,349	570,463
	Device ENG Co. Ltd.	31,223	337,628
*	Dexter Studios Co. Ltd.	79,989	345,639
	DGB Financial Group, Inc.	1,159,978	6,896,973
	DI Dong Il Corp.	89,140	1,913,077
	Digital Daesung Co. Ltd.	115,739	579,359
*	DIO Corp.	46,281	652,192
	Display Tech Co. Ltd.	17,455	49,471
	DIT Corp.	9,072	127,296
*	DK Tech Co. Ltd.	38,335	321,948
	DL E&C Co. Ltd.	236,009	6,070,464
#	DL Holdings Co. Ltd.	82,486	3,392,817
*††	DMOA Co. Ltd.	11,612	59,473
	DMS Co. Ltd.	150,617	622,538
	DN Automotive Corp.	22,136	1,473,967
	DNF Co. Ltd.	30,839	346,162
	Dohwa Engineering Co. Ltd.	77,957	443,388
	Dong Ah Tire & Rubber Co. Ltd.	27,946	272,654
	Dong-A Hwasung Co. Ltd.	33,981	167,414
	Dong-A Socio Holdings Co. Ltd.	22,557	1,827,221
	Dong-A ST Co. Ltd.	32,276	1,678,320
	Dongbang Transport Logistics Co. Ltd.	343,315	809,697
	Dongbu Corp.	79,852	287,518
	Dongil Industries Co. Ltd.	9,770	301,928
#	Dongjin Semichem Co. Ltd.	156,801	4,168,604
	Dongkoo Bio & Pharma Co. Ltd.	86,819	466,364
	DongKook Pharmaceutical Co. Ltd.	161,037	2,072,207
	Dongkuk CM Co. Ltd.	97,921	539,438
#	Dongkuk Holdings Co. Ltd.	120,852	731,291
	Dongkuk Industries Co. Ltd.	235,708	984,894
#	Dongkuk Steel Mill Co. Ltd.	286,705	1,885,699
*	Dongkuk Structures & Construction Co. Ltd.	164,580	325,653
	Dongsuh Cos., Inc.	77,523	1,054,459
	Dongsung Chemical Co. Ltd.	261,524	819,321
	Dongsung Finetec Co. Ltd.	95,213	941,748
*	Dongsung Pharmaceutical Co. Ltd.	25,967	91,860

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongwha Enterprise Co. Ltd.	56,722	$565,367
	Dongwha Pharm Co. Ltd.	142,927	867,106
	Dongwon Development Co. Ltd.	295,655	584,149
	Dongwon F&B Co. Ltd.	59,370	1,797,037
	Dongwon Metal Co. Ltd.	129,632	142,931
	Dongwon Systems Corp.	31,909	1,008,553
	Dongwoon Anatech Co. Ltd.	80,617	1,132,421
	Dongyang E&P, Inc.	47,505	648,252
*	Dongyang Steel Pipe Co. Ltd.	319,699	234,248
	Doosan Bobcat, Inc.	293,722	8,889,257
	Doosan Co. Ltd.	44,583	5,717,730
*	Doosan Enerbility Co. Ltd.	954,007	13,139,266
#*	Doosan Fuel Cell Co. Ltd.	84,174	1,239,065
#	Doosan Tesna, Inc.	67,262	1,969,596
	DoubleUGames Co. Ltd.	100,700	3,412,879
	Douzone Bizon Co. Ltd.	85,018	3,807,869
*	Dream Security Co. Ltd.	200,183	408,164
	Dreamtech Co. Ltd.	250,970	1,659,064
	Drgem Corp.	8,888	52,721
#*	DRTECH Corp.	86,895	248,973
	DSC Investment, Inc.	53,472	120,661
*	DSK Co. Ltd.	62,900	285,655
	Duck Yang Industry Co. Ltd.	133,890	376,353
*	Duk San Neolux Co. Ltd.	48,214	1,213,609
*	Duksan Hi-Metal Co. Ltd.	148,931	656,083
*	Duksan Techopia Co. Ltd.	14,836	437,575
	Dukshinepc Co. Ltd.	104,676	129,130
	Duksung Co. Ltd.	50,787	270,872
	DY Corp.	139,086	525,043
	DY POWER Corp.	58,525	591,561
*	Dynamic Design Co. Ltd.	11,574	49,535
	DYPNF Co. Ltd.	10,700	104,592
*††	E Investment&Development Co. Ltd.	198,639	37,657
	E1 Corp.	16,818	929,189
	Eagon Industrial Ltd.	27,394	108,776
	Easy Bio, Inc.	144,848	471,229
	Easy Holdings Co. Ltd.	269,485	564,140
*	Echo Marketing, Inc.	90,966	719,321
	Ecoplastic Corp.	291,571	770,359
#*	Ecopro BM Co. Ltd.	81,592	10,832,932
#*	Ecopro Co. Ltd.	98,562	6,700,396
	Ecopro HN Co. Ltd.	40,972	1,561,181
	e-Credible Co. Ltd.	17,635	157,767
*††	Ehwa Technologies Information Co. Ltd.	397,669	48,815
	Elensys Co. Ltd.	45,557	177,133
	Elentec Co. Ltd.	114,585	645,076
	E-MART, Inc.	100,762	4,442,256
*	EMKOREA Co. Ltd.	119,651	199,779
*	EMRO, Inc.	34,080	1,280,806
	EM-Tech Co. Ltd.	55,505	1,213,454
*	Enchem Co. Ltd.	8,658	1,107,725
	ENF Technology Co. Ltd.	86,961	1,725,616
*	Envioneer Co. Ltd.	2,515	29,656
*	Enzychem Lifesciences Corp.	380,196	454,290
	Eo Technics Co. Ltd.	12,374	1,601,217
*††	E-TRON Co. Ltd.	1,461,912	39,820
*	Eubiologics Co. Ltd.	84,901	698,415
	Eugene Corp.	354,940	936,122
	Eugene Investment & Securities Co. Ltd.	520,930	1,788,807

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Eugene Technology Co. Ltd.	47,724	$1,604,948
	Eusu Holdings Co. Ltd.	87,518	344,677
*	Eutilex Co. Ltd.	71,070	155,287
*	EV Advanced Material Co. Ltd.	226,387	347,484
*	Everybot, Inc.	8,856	125,666
*	E-World	300,437	419,578
*	Exem Co. Ltd.	195,024	291,011
	Exicon Co. Ltd.	25,178	338,916
*	Eyegene, Inc.	25,866	63,006
	F&F Co. Ltd.	68,010	2,868,922
	F&F Holdings Co. Ltd.	25,237	263,078
	Farmsco	35,837	66,272
	FarmStory Co. Ltd.	430,884	466,962
	Fasoo Co. Ltd.	6,625	29,101
	Fila Holdings Corp.	213,345	6,697,749
*	Fine M-Tec Co. Ltd.	109,556	632,418
#	Fine Semitech Corp.	41,333	904,276
*	Firstec Co. Ltd.	71,326	162,129
*	Flask Co. Ltd.	108,978	46,860
*	Foosung Co. Ltd.	242,784	1,121,666
*	FSN Co. Ltd.	14,926	22,521
	Fursys, Inc.	12,961	414,108
	Gabia, Inc.	56,359	579,428
*	GAEASOFT	75,266	518,957
	Galaxia Moneytree Co. Ltd.	46,249	278,554
*	GAMSUNG Corp. Co. Ltd.	335,408	849,240
*	Gaon Cable Co. Ltd.	24,046	735,087
	GC Cell Corp.	43,621	1,002,983
*	GeneOne Life Science, Inc.	291,995	670,925
*	Genesem, Inc.	2,791	19,244
*	Genexine, Inc.	179,554	925,930
*	Genie Music Corp.	121,704	236,835
	Genohco, Inc.	9,331	111,080
*	Genome & Co.	20,081	139,797
	Genoray Co. Ltd.	26,427	122,950
	Geumhwa PSC Co. Ltd.	18,278	339,112
*	Giantstep, Inc.	21,854	111,118
*	Gigalane Co. Ltd.	129,846	72,288
	Global Standard Technology Co. Ltd.	137,330	1,716,516
*	Global Tax Free Co. Ltd.	155,551	464,829
*	GnBS eco Co. Ltd.	43,365	127,614
	GnCenergy Co. Ltd.	24,993	111,274
	GOLFZON Co. Ltd.	39,971	2,145,716
	Golfzon Newdin Holdings Co. Ltd.	175,040	470,396
*††	Good People Co. Ltd.	28,336	28,218
#	Gradiant Corp.	63,716	581,597
#	Grand Korea Leisure Co. Ltd.	180,932	1,589,982
	Green Chemical Co. Ltd.	47,001	239,111
	Green Cross Corp.	31,817	3,108,317
#	Green Cross Holdings Corp.	154,934	1,722,988
	Green Cross Wellbeing Corp.	31,208	189,093
*	Green Pine Tree Co. Ltd.	5,152	1,871
*	Green Plus Co. Ltd.	10,868	85,570
*	GS Engineering & Construction Corp.	459,639	6,661,244
	GS Global Corp.	395,226	984,737
	GS Holdings Corp. (078930 KS)	343,205	12,286,478
	GS Retail Co. Ltd.	254,095	3,937,052
	Gwangju Shinsegae Co. Ltd.	22,418	477,285
	HAESUNG DS Co. Ltd.	66,113	1,759,062

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Haesung Industrial Co. Ltd.	90,158	$500,438
	Haitai Confectionery & Foods Co. Ltd.	34,860	184,208
	Han Kuk Carbon Co. Ltd.	195,960	1,759,432
	Hana Financial Group, Inc.	1,120,092	53,067,725
#	Hana Materials, Inc.	44,278	1,633,187
#	Hana Micron, Inc.	268,065	3,817,129
	Hana Pharm Co. Ltd.	48,413	440,104
*	Hana Technology Co. Ltd.	6,031	139,259
	Hana Tour Service, Inc.	57,553	2,133,543
*	Hanall Biopharma Co. Ltd.	20,039	519,500
*	Hancom WITH, Inc.	32,000	61,312
	Hancom, Inc.	96,877	1,335,504
	Handok, Inc.	61,525	706,704
	Handsome Co. Ltd.	113,671	1,446,254
	Hanil Cement Co. Ltd.	167,873	1,781,630
	Hanil Feed Co. Ltd.	197,544	655,196
	Hanil Holdings Co. Ltd.	90,780	906,393
	Hanil Hyundai Cement Co. Ltd.	24,313	270,819
	Hanil Iron & Steel Co. Ltd.	52,836	84,530
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	55,256
	Hanjin Kal Corp.	12,473	631,278
	Hanjin Transportation Co. Ltd.	64,066	902,962
*	Hankook Cosmetics Co. Ltd.	19,557	119,555
	Hankook Cosmetics Manufacturing Co. Ltd.	1,835	85,980
	Hankook Shell Oil Co. Ltd.	3,721	926,985
*††	Hankook Technology, Inc.	161,324	7,382
	Hankook Tire & Technology Co. Ltd.	342,738	11,192,350
	Hanmi Pharm Co. Ltd.	22,090	4,668,088
	Hanmi Science Co. Ltd.	27,738	629,233
	Hanmi Semiconductor Co. Ltd.	50,754	4,888,916
	HanmiGlobal Co. Ltd.	72,323	938,038
	Hannong Chemicals, Inc.	23,594	228,945
	Hanon Systems	689,846	2,243,839
*	Hans Biomed Corp.	1,182	9,695
#	Hansae Co. Ltd.	125,759	1,806,302
	Hansae Yes24 Holdings Co. Ltd.	91,848	302,704
	Hanshin Construction Co. Ltd.	32,542	174,115
	Hanshin Machinery Co.	70,585	212,208
	Hansol Chemical Co. Ltd.	40,554	4,846,092
	Hansol Holdings Co. Ltd.	240,322	465,445
*	Hansol HomeDeco Co. Ltd.	390,369	216,248
*	Hansol IONES Co. Ltd.	98,993	813,908
	Hansol Logistics Co. Ltd.	67,728	141,491
	Hansol Paper Co. Ltd.	144,987	1,084,143
	Hansol Technics Co. Ltd.	231,519	858,584
#	Hanssem Co. Ltd.	19,500	906,258
*	Hansung Cleantech Co. Ltd.	131,774	202,021
	Hanwha Aerospace Co. Ltd.	85,206	17,878,391
*	Hanwha Engine	138,493	1,451,334
*	Hanwha Galleria Corp.	735,931	647,196
	Hanwha General Insurance Co. Ltd.	463,498	1,906,393
*	Hanwha Investment & Securities Co. Ltd.	827,794	2,276,417
	Hanwha Life Insurance Co. Ltd.	1,686,286	3,836,157
*	Hanwha Ocean Co. Ltd.	47,577	1,065,154
	Hanwha Solutions Corp.	434,270	7,891,676
	Hanwha Systems Co. Ltd.	150,787	2,076,534
*	Hanyang Digitech Co. Ltd.	28,484	386,303
	Hanyang Eng Co. Ltd.	91,976	1,240,721
	Hanyang Securities Co. Ltd.	53,559	595,039

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Harim Co. Ltd.	564,465	$1,243,251
	Harim Holdings Co. Ltd.	426,667	1,830,052
	HB SOLUTION Co. Ltd.	128,299	504,048
	HB Technology Co. Ltd.	536,976	1,330,184
	HD Hyundai Co. Ltd.	227,855	13,963,274
	HD Hyundai Construction Equipment Co. Ltd.	122,742	5,328,554
	HD Hyundai Electric Co. Ltd.	58,843	13,315,674
*	HD Hyundai Energy Solutions Co. Ltd.	28,408	497,715
*	HD Hyundai Heavy Industries Co. Ltd.	5,496	849,332
	HD Hyundai Infracore Co. Ltd.	1,256,913	7,322,119
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	91,710	13,911,999
	HDC Holdings Co. Ltd.	176,861	1,284,561
	HDC Hyundai Development Co-Engineering & Construction, Class E	270,824	4,543,101
	HDC Hyundai Engineering Plastics Co. Ltd.	65,210	208,002
	HDCLabs Co. Ltd.	17,780	109,571
	Hecto Financial Co. Ltd.	32,631	450,201
	Hecto Innovation Co. Ltd.	61,604	587,206
	Heerim Architects & Planners	49,800	239,220
#*	Helixmith Co. Ltd.	198,482	597,304
*	Heung-A Shipping Co. Ltd.	259,566	452,313
*	Heungkuk Fire & Marine Insurance Co. Ltd.	36,754	114,793
#	HFR, Inc.	55,508	467,158
*	Hironic Co. Ltd.	11,686	70,861
#	Hite Jinro Co. Ltd.	249,798	3,790,470
	Hitejinro Holdings Co. Ltd.	58,912	391,329
*	HJ Shipbuilding & Construction Co. Ltd.	134,360	327,339
	HK inno N Corp.	89,143	2,575,550
*	HL D&I Halla Corp.	169,989	335,463
	HL Holdings Corp.	46,730	1,135,450
	HL Mando Co. Ltd.	295,489	8,429,208
*	HLB Biostep Co. Ltd.	84,267	155,181
*	HLB Life Science Co. Ltd.	184,287	1,427,472
*	HLB Therapeutics Co. Ltd.	126,221	790,686
*	HLB, Inc.	61,866	3,674,544
	HMM Co. Ltd.	612,066	8,140,846
	Home Center Holdings Co. Ltd.	593,381	463,547
*	Homecast Co. Ltd.	122,302	272,380
#	Hotel Shilla Co. Ltd.	112,072	4,090,744
	HS Hwasung Co. Ltd.	50,409	340,028
*	HS Hyosung Corp.	10,006	463,701
	HS Industries Co. Ltd.	274,715	796,163
#*	Hugel, Inc.	18,348	3,285,507
*	Humasis Co. Ltd.	100,082	129,487
*	Humax Co. Ltd.	168,585	234,431
*	Humedix Co. Ltd.	34,240	865,805
#	Huons Co. Ltd.	53,081	1,262,409
	Huons Global Co. Ltd.	59,078	1,073,647
	Husteel Co. Ltd.	333,212	1,075,537
*	Huvis Corp.	129,579	299,932
	Huvitz Co. Ltd.	64,870	506,939
	Hwa Shin Co. Ltd.	162,790	1,281,703
	Hwacheon Machine Tool Co. Ltd.	1,857	40,072
#*	Hwail Pharm Co. Ltd.	211,966	302,200
	Hwangkum Steel & Technology Co. Ltd.	67,513	296,099
	Hwaseung Enterprise Co. Ltd.	80,041	469,052
	HYBE Co. Ltd.	31,448	4,045,297
*	Hydro Lithium, Inc.	33,908	87,514
	Hy-Lok Corp.	63,254	1,289,909
	Hyosung Advanced Materials Corp., Class C	16,158	3,693,865

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyosung Chemical Corp.	1,704	$64,661
	Hyosung Corp.	44,957	1,505,577
	Hyosung Heavy Industries Corp.	32,632	7,407,105
	Hyosung TNC Corp.	22,622	4,987,065
	HyosungITX Co. Ltd.	9,080	86,418
	Hyundai Autoever Corp.	15,074	1,814,191
	Hyundai Bioland Co. Ltd.	115,148	432,874
*	Hyundai BNG Steel Co. Ltd.	81,483	926,602
#	Hyundai Corp.	57,954	901,688
	Hyundai Corp. Holdings, Inc.	28,838	232,740
	Hyundai Department Store Co. Ltd.	111,597	3,834,140
#	Hyundai Elevator Co. Ltd.	110,919	3,461,333
	Hyundai Engineering & Construction Co. Ltd.	294,784	7,202,441
	HYUNDAI EVERDIGM Corp.	8,126	54,976
	Hyundai Ezwel Co. Ltd.	79,309	323,203
	Hyundai Futurenet Co. Ltd.	219,812	610,098
	Hyundai GF Holdings	597,308	1,901,114
	Hyundai Glovis Co. Ltd.	192,460	17,130,442
	Hyundai Green Food	65,030	596,490
	Hyundai Home Shopping Network Corp.	19,864	705,829
*	Hyundai Livart Furniture Co. Ltd.	86,464	628,315
	Hyundai Marine & Fire Insurance Co. Ltd.	407,458	10,722,255
*	Hyundai Mipo Dockyard Co. Ltd.	46,862	4,031,457
	Hyundai Mobis Co. Ltd.	112,622	18,221,135
	Hyundai Motor Co.	506,028	92,223,559
	Hyundai Motor Securities Co. Ltd.	139,322	906,807
	Hyundai Movex Co. Ltd.	67,760	142,295
	Hyundai Pharmaceutical Co. Ltd.	86,478	337,386
	Hyundai Rotem Co. Ltd.	236,944	8,446,639
	Hyundai Steel Co.	344,692	6,974,605
	Hyundai Wia Corp.	131,464	5,053,889
	HyVision System, Inc.	90,434	1,371,722
	i3system, Inc.	23,713	571,445
*	iA, Inc.	845,469	135,088
*	ICD Co. Ltd.	55,351	270,952
*	Icure Pharm, Inc.	103,750	231,195
	IDIS Holdings Co. Ltd.	8,252	58,726
	iFamilySC Co. Ltd.	44,792	1,069,051
*	Il Dong Pharmaceutical Co. Ltd.	9,108	92,278
	Iljin Diamond Co. Ltd.	30,283	331,150
	Iljin Electric Co. Ltd.	119,041	1,992,809
	Iljin Holdings Co. Ltd.	134,010	386,597
#*	Iljin Hysolus Co. Ltd.	15,390	241,563
	Iljin Power Co. Ltd.	54,170	436,439
	Ilshin Spinning Co. Ltd.	135,243	808,552
*	Ilshin Stone Co. Ltd.	114,355	112,280
††	ilShinbiobase Co. Ltd.	80,228	74,636
	Ilsung Pharmaceuticals Co. Ltd.	41,742	533,632
	Ilyang Pharmaceutical Co. Ltd.	82,874	841,057
	iMarketKorea, Inc.	142,199	893,961
	InBody Co. Ltd.	67,868	1,189,496
	Incross Co. Ltd.	26,427	146,176
	Industrial Bank of Korea	1,175,053	11,990,037
*	Infinitt Healthcare Co. Ltd.	63,371	218,120
	Innocean Worldwide, Inc.	164,389	2,361,937
*	Innometry Co. Ltd.	8,065	57,160
	InnoWireless Co. Ltd.	27,032	395,066
	Innox Advanced Materials Co. Ltd.	112,236	2,469,046
*	Inscobee, Inc.	228,626	165,478

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Insun ENT Co. Ltd.	121,913	$577,082
*	Insung Information Co. Ltd.	103,615	172,819
	Intellian Technologies, Inc.	26,609	1,050,200
	Intelligent Digital Integrated Security Co. Ltd.	36,727	445,794
*	Interflex Co. Ltd.	73,280	676,543
††	Interojo Co. Ltd.	36,557	495,879
#	INTOPS Co. Ltd.	96,905	1,556,588
#	iNtRON Biotechnology, Inc.	57,427	266,793
	Inzi Controls Co. Ltd.	88,366	438,207
	IS Dongseo Co. Ltd.	128,959	2,313,412
	ISC Co. Ltd.	43,905	1,596,839
	i-SENS, Inc.	63,988	870,028
*	ISU Abxis Co. Ltd.	17,003	84,980
*	ISU Chemical Co. Ltd.	67,998	440,979
*	ISU Specialty Chemical	64,675	1,651,130
	IsuPetasys Co. Ltd.	220,497	7,371,212
*	ITCEN Co. Ltd.	44,796	143,687
*	ITEK, Inc.	97,485	527,659
#*	ITM Semiconductor Co. Ltd.	17,741	253,383
	It's Hanbul Co. Ltd.	3,911	37,019
*	Jaeyoung Solutec Co. Ltd.	173,969	86,798
*	Jahwa Electronics Co. Ltd.	70,273	1,059,708
	JASTECH Ltd.	55,553	239,646
	JB Financial Group Co. Ltd.	901,377	9,515,711
	JC Chemical Co. Ltd.	96,053	376,332
	Jeil Pharmaceutical Co. Ltd.	15,455	172,196
*	Jeju Air Co. Ltd.	191,998	1,344,541
*	Jeju Semiconductor Corp.	131,007	1,515,709
*	Jin Air Co. Ltd.	119,326	913,415
	Jinsung T.E.C.	108,384	733,732
	JLS Co. Ltd.	59,182	285,061
*	JNK Global Co. Ltd.	112,167	310,489
*	JNTC Co. Ltd.	64,575	1,026,694
*	JoyCity Corp.	184,876	282,508
	JS Corp.	36,498	407,791
*	JT Corp.	2,402	11,997
	Jusung Engineering Co. Ltd.	137,381	2,888,913
	JVM Co. Ltd.	33,800	573,437
	JW Holdings Corp.	202,318	474,288
	JW Life Science Corp.	58,167	503,686
	JW Pharmaceutical Corp.	76,310	1,775,507
*	JW Shinyak Corp.	89,626	119,056
	JYP Entertainment Corp.	102,238	4,308,387
	K Car Co. Ltd.	14,846	138,570
	K Ensol Co. Ltd.	39,040	456,985
	Kakao Corp.	180,498	5,186,980
#*	Kakao Games Corp.	101,989	1,390,270
	KakaoBank Corp.	174,981	2,748,383
*	Kakaopay Corp.	15,900	294,820
*††	Kanglim Co. Ltd.	334,014	45,853
	Kangnam Jevisco Co. Ltd.	25,758	514,397
*	Kangstem Biotech Co. Ltd.	44,372	53,665
	Kangwon Land, Inc.	297,034	3,131,838
	KAON Group Co. Ltd.	113,979	394,870
	KB Financial Group, Inc. (105560 KS)	1,155,887	74,723,531
#	KB Financial Group, Inc. (KB US), ADR	379,044	24,717,459
	KC Co. Ltd.	56,156	840,377
	KC Tech Co. Ltd.	65,012	2,072,696
	KCC Corp.	15,678	3,784,000

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KCC Glass Corp.	81,256	$2,479,679
	KCI Ltd.	7,564	38,837
	KCTC	184,567	772,379
	KEC Corp.	977,054	830,535
*	Kencoa Aerospace Co.	31,529	241,071
#	KEPCO Engineering & Construction Co., Inc.	12,638	702,956
#	KEPCO Plant Service & Engineering Co. Ltd.	167,160	4,797,213
*	KEYEAST Co. Ltd.	39,205	144,642
	KG Chemical Corp.	341,556	1,133,795
#	KG Dongbusteel	248,214	1,143,041
	KG Eco Solution Co. Ltd.	232,913	1,160,504
*††	KG Mobility Co.	353,776	1,549,345
#	Kginicis Co. Ltd.	148,668	1,119,406
	KGMobilians Co. Ltd.	139,453	504,263
#	KH Vatec Co. Ltd.	170,209	1,472,496
	Kia Corp.	1,141,175	93,640,975
*	Kib Plug Energy	1,809,666	761,971
*	KidariStudio, Inc.	93,607	261,742
	KINX, Inc.	15,242	832,572
	KISCO Corp.	102,472	633,594
	KISCO Holdings Co. Ltd.	50,352	725,154
	KISWIRE Ltd.	67,019	979,276
#	KIWOOM Securities Co. Ltd.	87,926	8,546,208
	KL-Net Corp.	101,819	193,963
*	KMW Co. Ltd.	40,811	368,463
*	KNJ Co. Ltd.	26,799	375,041
*	KNW Co. Ltd.	46,038	204,656
*	KoBioLabs, Inc.	14,018	79,936
	Koentec Co. Ltd.	102,808	536,294
	Koh Young Technology, Inc.	168,805	1,431,427
#	Kolmar BNH Co. Ltd.	72,565	893,880
	Kolmar Holdings Co. Ltd.	110,204	683,509
	Kolmar Korea Co. Ltd.	84,600	3,998,011
	Kolon Corp.	44,406	509,529
	Kolon Enp, Inc.	90,769	457,060
	Kolon Industries, Inc.	141,855	3,845,488
*	Kolon Life Science, Inc.	8,953	146,029
	Komelon Corp.	7,669	51,285
	KoMiCo Ltd.	31,338	1,724,886
	KONA I Co. Ltd.	47,372	518,995
	Kook Soon Dang Brewery Co. Ltd.	23,573	113,632
	Korea Aerospace Industries Ltd.	198,295	8,241,445
	Korea Airport Service Co. Ltd.	2,258	125,866
	Korea Alcohol Industrial Co. Ltd.	101,676	751,816
	Korea Arlico Pharm Co. Ltd.	12,434	39,673
	Korea Asset In Trust Co. Ltd.	482,377	1,066,149
	Korea Cast Iron Pipe Industries Co. Ltd.	75,926	366,999
*	Korea Circuit Co. Ltd.	82,399	770,774
*	Korea District Heating Corp.	12,958	450,247
*	Korea Electric Power Corp. (015760 KS)	171,677	2,477,568
*	Korea Electric Power Corp. (KEP US), Sponsored ADR	408,000	2,998,800
	Korea Electric Terminal Co. Ltd.	49,887	2,230,341
	Korea Electronic Certification Authority, Inc.	46,862	131,837
	Korea Electronic Power Industrial Development Co. Ltd.	74,156	855,639
	Korea Export Packaging Industrial Co. Ltd.	92,420	163,718
	Korea Fuel-Tech Corp.	133,410	506,820
*	Korea Gas Corp.	89,854	2,918,842
*	Korea Information & Communications Co. Ltd.	73,312	454,321
	Korea Information Certificate Authority, Inc.	94,023	286,525

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Investment Holdings Co. Ltd.	184,512	$9,913,152
*	Korea Line Corp.	1,633,092	2,566,943
#	Korea Movenex Co. Ltd.	194,555	590,961
	Korea Parts & Fasteners Co. Ltd.	19,902	80,519
	Korea Petrochemical Ind Co. Ltd.	28,152	2,344,831
	Korea Petroleum Industries Co.	55,291	808,545
	Korea Pharma Co. Ltd.	9,056	118,198
	Korea Ratings Corp.	5,280	332,674
	Korea Real Estate Investment & Trust Co. Ltd.	1,221,498	921,411
#	Korea United Pharm, Inc.	83,372	1,401,348
	Korea Zinc Co. Ltd.	16,945	6,007,795
	Korean Air Lines Co. Ltd.	936,182	14,549,667
	Korean Reinsurance Co.	991,492	5,980,010
	Kortek Corp.	64,017	341,425
	Koryo Credit Information Co. Ltd.	9,684	73,454
*	KOSES Co. Ltd.	37,633	304,932
*	KPS Corp.	23,999	101,135
	KPX Chemical Co. Ltd.	14,895	518,146
*	Krafton, Inc.	60,580	13,062,165
	KSIGN Co. Ltd.	33,882	25,774
	KSS LINE Ltd.	155,015	957,320
*	Kt alpha Co. Ltd.	113,238	381,782
	KT Corp. (030200 KS)	35,348	1,029,383
#	KT Corp. (KT US), Sponsored ADR	199,398	2,905,229
	KT Skylife Co. Ltd.	196,016	717,149
	KT&G Corp.	284,097	19,367,420
	KTCS Corp.	309,650	703,508
	Ktis Corp.	164,537	314,673
	Kukbo Design Co. Ltd.	14,650	171,633
	Kukdong Oil & Chemicals Co. Ltd.	173,164	496,318
#*††	Kuk-il Paper Manufacturing Co. Ltd.	231,940	25,270
*	Kukje Pharma Co. Ltd.	30,774	139,032
	Kukjeon Pharmaceutical Co. Ltd.	32,907	123,709
*	Kum Yang Co. Ltd.	21,810	1,082,033
#*	Kumho HT, Inc.	895,534	396,770
	Kumho Petrochemical Co. Ltd.	97,324	9,871,767
*	Kumho Tire Co., Inc.	755,084	2,822,221
*	KUMHOE&C Co. Ltd.	140,791	383,601
	Kumkang Kind Co. Ltd.	154,251	577,464
	Kwang Dong Pharmaceutical Co. Ltd.	273,524	1,330,324
	Kwang Myung Electric Co. Ltd.	178,652	266,926
*	Kwangmu Co. Ltd.	64,550	190,456
*	KX Hitech Co. Ltd.	208,558	164,509
	KX Innovation Co. Ltd.	119,777	372,263
	Kyeryong Construction Industrial Co. Ltd.	55,964	621,035
	Kyobo Securities Co. Ltd.	154,207	574,439
	Kyochon F&B Co. Ltd.	41,621	290,337
	Kyongbo Pharmaceutical Co. Ltd.	49,856	269,423
	Kyung Dong Navien Co. Ltd.	51,863	2,166,578
	Kyung Nong Corp.	16,624	119,871
	Kyungbang Co. Ltd.	84,291	434,471
	KyungDong City Gas Co. Ltd.	18,316	258,980
	KyungDong Invest Co. Ltd.	2,878	172,974
	Kyungdong Pharm Co. Ltd.	111,825	566,280
	Kyung-In Synthetic Corp.	230,094	568,163
#	L&C Bio Co. Ltd.	36,625	544,320
*	L&F Co. Ltd.	26,489	2,215,488
*	L&K Biomed Co. Ltd.	6,396	40,066
*	LabGenomics Co. Ltd.	438,386	856,130

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Lake Materials Co. Ltd.	207,003	$2,415,456
*	LaonPeople, Inc.	13,091	50,735
#*	LB Semicon, Inc.	269,897	1,085,152
	LEADCORP, Inc.	107,465	376,541
	Lee Ku Industrial Co. Ltd.	161,966	544,264
	LEENO Industrial, Inc.	42,725	6,289,542
	LF Corp.	123,718	1,306,057
	LG Chem Ltd.	142,854	32,125,601
	LG Corp.	190,776	12,166,197
*	LG Display Co. Ltd. (034220 KS)	1,225,808	10,062,478
*	LG Display Co. Ltd. (LPL US), ADR	345,392	1,405,745
	LG Electronics, Inc.	564,673	43,000,223
	LG H&H Co. Ltd.	36,890	9,490,068
	LG HelloVision Co. Ltd.	436,983	901,950
	LG Innotek Co. Ltd.	80,040	15,032,715
	LG Uplus Corp.	1,385,832	10,136,065
	LIG Nex1 Co. Ltd.	54,930	7,986,134
#*	LigaChem Biosciences, Inc.	11,749	726,727
	Lion Chemtech Co. Ltd.	53,815	92,577
#	LOT Vacuum Co. Ltd.	77,667	722,589
	Lotte Chemical Corp.	58,104	4,305,902
#	Lotte Chilsung Beverage Co. Ltd.	35,281	3,661,106
	Lotte Corp.	108,954	1,965,678
	Lotte Energy Materials Corp.	52,226	1,473,521
#	LOTTE Fine Chemical Co. Ltd.	143,252	4,865,027
	LOTTE Himart Co. Ltd.	64,713	427,007
*	Lotte Innovate Co. Ltd.	43,848	828,549
*	Lotte Non-Life Insurance Co. Ltd.	539,209	1,109,802
	Lotte Rental Co. Ltd.	70,525	1,547,498
	Lotte Shopping Co. Ltd.	46,179	2,086,262
#	Lotte Wellfood Co. Ltd.	21,132	2,769,124
	LS Corp.	88,044	7,467,416
	LS Eco Energy Ltd.	52,587	1,066,528
	LS Electric Co. Ltd.	80,299	10,809,409
	LS Marine Solution Co. Ltd.	60,452	889,363
	LS Securities Co. Ltd.	71,373	254,169
*	LTC Co. Ltd.	15,933	137,258
*	Lumens Co. Ltd.	58,799	47,318
*	LVMC Holdings	630,711	1,093,475
	LX Hausys Ltd.	55,637	1,899,102
	LX Holdings Corp.	341,473	1,771,459
	LX International Corp.	280,471	6,290,676
#	LX Semicon Co. Ltd.	98,749	5,413,030
	M.I.Tech Co. Ltd.	58,649	286,065
*	M2N Co. Ltd.	82,266	150,326
#	Macquarie Korea Infrastructure Fund	1,068,011	9,555,044
	Macrogen, Inc.	30,350	472,185
#	Maeil Dairies Co. Ltd.	32,710	1,010,810
	MAKUS, Inc.	55,635	395,148
*††	Manho Rope & Wire Ltd.	4,413	56,674
*	Maniker Co. Ltd.	5,232	4,062
	Mcnex Co. Ltd.	102,653	1,568,234
*	MDS Tech, Inc.	327,176	298,506
*	ME2ON Co. Ltd.	105,765	186,022
	Mediana Co. Ltd.	90,047	385,048
*	Medipost Co. Ltd.	68,103	324,903
	Medytox, Inc.	14,680	1,852,654
	Meerecompany, Inc.	19,558	295,147
	MegaStudy Co. Ltd.	52,410	426,593

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	MegaStudyEdu Co. Ltd.	66,632	$2,535,258
	Meritz Financial Group, Inc.	520,902	32,106,203
	META BIOMED Co. Ltd.	94,893	313,509
	Mgame Corp.	154,330	639,486
	Mi Chang Oil Industrial Co. Ltd.	3,141	194,783
*	MiCo Ltd.	171,010	1,553,335
*	Micro Digital Co. Ltd.	24,903	201,079
*	Mirae Asset Life Insurance Co. Ltd.	441,146	1,649,801
	Mirae Asset Securities Co. Ltd.	1,142,897	6,489,567
*	Mirae Asset Venture Investment Co. Ltd.	119,316	463,174
*	Mirae Corp.	19,691	29,473
	Miwon Chemicals Co. Ltd.	1,485	86,450
	Miwon Commercial Co. Ltd.	6,808	1,005,302
	Miwon Holdings Co. Ltd.	1,831	110,473
	Miwon Specialty Chemical Co. Ltd.	9,336	953,970
	MK Electron Co. Ltd.	127,839	872,957
#*	MNTech Co. Ltd.	67,349	597,284
*	Mobase Electronics Co. Ltd.	315,753	440,157
*	Mobile Appliance, Inc.	51,255	93,314
	Modetour Network, Inc.	60,250	568,280
	Monalisa Co. Ltd.	12,400	27,752
*	MONAYONGPYONG	182,248	468,916
	Moonbae Steel Co. Ltd.	104,889	209,021
	Moorim P&P Co. Ltd.	165,964	383,006
	Moorim Paper Co. Ltd.	164,248	256,862
	Motonic Corp.	52,087	326,579
	Motrex Co. Ltd.	108,763	903,116
	mPlus Corp.	30,580	264,739
*	Mr. Blue Corp.	41,248	50,112
	MS Autotech Co. Ltd.	244,950	702,320
	Muhak Co. Ltd.	8,058	35,994
	Multicampus Co. Ltd.	20,238	468,226
*	M-venture Investment, Inc.	79,463	39,883
#	Myoung Shin Industrial Co. Ltd.	184,128	1,765,259
*	MyungMoon Pharm Co. Ltd.	80,147	141,696
*	N2tech Co. Ltd.	137,573	59,552
*	Naintech Co. Ltd.	56,194	107,071
	Namhae Chemical Corp.	142,544	732,015
*	Namsun Aluminum Co. Ltd.	674,474	768,855
*	Namu Tech Co. Ltd.	20,956	30,302
*	Namuga Co. Ltd.	57,262	531,016
	Namyang Dairy Products Co. Ltd.	2,255	858,660
*	NanoenTek, Inc.	12,813	30,643
	Nasmedia Co. Ltd.	41,481	525,530
*	Nature & Environment Co. Ltd.	555,862	316,841
	Nature Holdings Co. Ltd.	69,689	623,367
	NAVER Corp.	84,177	10,736,138
	NCSoft Corp.	32,258	4,139,276
#	NeoPharm Co. Ltd.	38,076	711,654
	Neowiz	92,883	1,406,209
*	Neowiz Holdings Corp.	24,725	315,190
*	Nepes Ark Corp.	43,140	592,839
#*	NEPES Corp.	101,431	936,010
*	Neptune Co.	77,067	317,980
*Ω	Netmarble Corp.	57,375	2,667,158
	New Power Plasma Co. Ltd.	161,644	639,055
*	Newflex Technology Co. Ltd.	22,443	89,290
	Nexen Corp.	185,760	630,630
	Nexen Tire Corp.	300,559	1,697,774

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Nexon Games Co. Ltd.	81,122	$1,408,985
*	Next Entertainment World Co. Ltd.	48,598	94,159
	NEXTIN, Inc.	39,361	1,616,091
	NH Investment & Securities Co. Ltd.	638,162	6,482,486
	NHN Corp.	110,624	1,551,738
#	NHN KCP Corp.	141,074	850,124
	NI Steel Co. Ltd.	97,514	306,918
	NICE Holdings Co. Ltd.	175,974	1,336,104
	Nice Information & Telecommunication, Inc.	49,290	725,451
	NICE Information Service Co. Ltd.	242,838	1,828,907
	NICE Total Cash Management Co. Ltd.	134,736	492,945
*	NK Co. Ltd.	55,883	36,426
	Nong Shim Holdings Co. Ltd.	15,048	774,198
#	Nong Woo Bio Co. Ltd.	19,155	108,390
	NongShim Co. Ltd.	16,515	5,810,783
	Noroo Holdings Co. Ltd.	17,027	166,470
	NOROO Paint & Coatings Co. Ltd.	91,396	639,927
	NOVAREX Co. Ltd.	100,136	679,198
	Novatech Co. Ltd.	5,168	56,174
*	NP, Inc.	5,992	9,958
	NPC	92,090	282,250
*	NUVOTEC Co. Ltd.	46,960	15,724
*	Obigo, Inc.	9,468	48,152
	OCI Co. Ltd.	40,082	2,438,783
	OCI Holdings Co. Ltd.	87,573	4,709,312
*	Okins Electronics Co. Ltd.	15,504	77,133
#*	Omnisystem Co. Ltd.	90,869	61,253
	ONEJOON Co. Ltd.	16,457	131,129
	Opasnet Co. Ltd.	8,949	51,589
	Openbase, Inc.	40,718	72,107
	OptoElectronics Solutions Co. Ltd.	39,869	329,951
*	OPTRON-TEC, Inc.	68,936	146,179
	OPTUS Pharmaceutical Co. Ltd.	6,011	32,521
*	Orbitech Co. Ltd.	53,588	104,362
	Oriental Precision & Engineering Co. Ltd.	75,006	235,336
	Orion Corp.	125,629	8,050,506
#	Orion Holdings Corp.	219,646	2,394,247
*	OSTEONIC Co. Ltd.	29,909	110,583
*††	Osung Advanced Materials Co. Ltd.	395,926	705,253
	Ottogi Corp.	12,582	3,997,787
*	P&H Tech Co. Ltd.	12,259	124,422
	Paik Kwang Industrial Co. Ltd.	173,863	1,154,234
	Pan Ocean Co. Ltd.	1,530,803	4,325,767
	Pang Rim Co. Ltd.	33,734	62,975
	Paradise Co. Ltd.	340,911	2,936,676
*	Paratech Co. Ltd.	33,015	43,194
	Park Systems Corp.	24,915	3,017,921
#	Partron Co. Ltd.	416,889	2,301,592
	Paseco Co. Ltd.	16,919	112,878
#*	Pearl Abyss Corp.	37,989	1,179,269
*	Pemtron Corp.	49,533	185,231
#*	People & Technology, Inc.	110,651	4,414,571
	PHA Co. Ltd.	65,394	564,828
	PharmaResearch Co. Ltd.	36,186	3,545,847
*	PharmGen Science, Inc.	120,912	468,095
*	Pharmicell Co. Ltd.	105,992	404,878
*	Philenergy Co. Ltd.	2,369	27,847
	Philoptics Co. Ltd.	49,670	649,772
#*	PI Advanced Materials Co. Ltd.	70,350	1,434,678

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Point Engineering Co. Ltd.	78,032	$70,098
*	Polaris AI Corp.	80,192	142,084
	Polaris AI Pharma Corp.	27,367	154,526
#*	Pond Group Co. Ltd.	43,897	173,855
*	PonyLink Co. Ltd.	315,628	636,560
	Poongsan Corp.	145,780	6,218,532
	Poongsan Holdings Corp.	45,272	892,090
#	Posco DX Co. Ltd.	161,586	3,425,751
#	POSCO Future M Co. Ltd.	7,995	1,247,560
	POSCO Holdings, Inc. (005490 KS)	100,963	26,109,066
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	284,212	18,598,833
#	Posco International Corp.	210,161	8,178,236
#	Posco M-Tech Co. Ltd.	36,109	485,761
	POSCO Steeleon Co. Ltd.	21,418	679,875
*	Power Logics Co. Ltd.	163,544	741,783
	Protec Co. Ltd.	29,319	593,222
#	PSK, Inc.	111,626	2,569,352
	Pulmuone Co. Ltd.	74,964	762,223
	Pumtech Korea Co. Ltd.	5,974	210,365
	Pungkuk Ethanol Co. Ltd.	16,938	147,262
	QRT, Inc.	6,521	77,240
	QSI Co. Ltd.	23,411	136,216
*	RaonSecure Co. Ltd.	40,316	60,733
	Raontec, Inc.	6,384	38,978
*	Ray Co. Ltd.	22,954	184,919
	Rayence Co. Ltd.	22,115	127,732
*	Refine Co. Ltd.	67,310	564,839
	Reyon Pharmaceutical Co. Ltd.	43,547	444,129
	RFHIC Corp.	38,263	375,339
*	RFTech Co. Ltd.	159,006	407,238
*	Robostar Co. Ltd.	17,018	311,645
*	Robotis Co. Ltd.	11,928	175,263
	Rorze Systems Corp.	5,173	51,151
	Rsupport Co. Ltd.	68,743	163,270
	S Net Systems, Inc.	40,726	131,735
#	S&S Tech Corp.	76,670	1,681,723
	S-1 Corp.	82,408	3,398,063
	Sajo Industries Co. Ltd.	15,296	518,375
	Sajodaerim Corp.	30,273	1,504,353
	Sajodongaone Co. Ltd.	349,589	265,697
*	Saltlux, Inc.	2,671	31,492
*	Sam Chun Dang Pharm Co. Ltd.	18,989	2,538,941
	Sam Young Electronics Co. Ltd.	80,306	533,867
	Sam Yung Trading Co. Ltd.	88,339	831,051
	Sam-A Aluminum Co. Ltd.	2,020	76,837
	Sambo Corrugated Board Co. Ltd.	32,484	228,847
	Sambo Motors Co. Ltd.	84,657	291,120
*	Sambu Engineering & Construction Co. Ltd.	296,073	323,242
	Samchully Co. Ltd.	10,044	661,305
	Samho Development Co. Ltd.	127,209	332,784
	SAMHWA Paints Industrial Co. Ltd.	95,014	548,721
	Samick Musical Instruments Co. Ltd.	237,940	193,086
	Samick THK Co. Ltd.	53,366	422,316
*	Samil Pharmaceutical Co. Ltd.	53,929	376,443
	Samji Electronics Co. Ltd.	88,378	559,617
#	Samjin Pharmaceutical Co. Ltd.	51,410	719,995
*	Samkee Corp.	229,837	277,827
	Sammok S-Form Co. Ltd.	29,195	445,521
	SAMPYO Cement Co. Ltd.	245,368	641,899

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*Ω	Samsung Biologics Co. Ltd.	16,751	$11,492,694
	Samsung C&T Corp.	155,100	17,666,202
#	Samsung Card Co. Ltd. (029780 KS)	115,331	3,540,534
	Samsung Climate Control Co. Ltd.	5,088	51,615
*	Samsung E&A Co. Ltd.	817,459	17,074,917
	Samsung Electro-Mechanics Co. Ltd.	217,430	25,418,097
	Samsung Electronics Co. Ltd. (005930 KS)	10,738,571	662,164,114
	Samsung Fire & Marine Insurance Co. Ltd.	150,887	41,030,580
*	Samsung Heavy Industries Co. Ltd.	671,206	5,754,395
	Samsung Life Insurance Co. Ltd.	155,333	10,962,712
*	Samsung Pharmaceutical Co. Ltd.	247,859	294,449
	Samsung Publishing Co. Ltd.	19,094	234,389
	Samsung SDI Co. Ltd.	145,294	34,162,870
	Samsung SDS Co. Ltd.	92,689	10,029,958
	Samsung Securities Co. Ltd.	298,464	9,764,843
	SAMT Co. Ltd.	374,339	964,374
	Samwha Capacitor Co. Ltd.	43,114	1,376,696
	Samwha Electric Co. Ltd.	15,682	571,319
	Samyang Corp.	25,218	909,086
	Samyang Foods Co. Ltd.	23,971	10,766,833
	Samyang Holdings Corp.	28,438	1,448,233
	Samyang Packaging Corp.	35,700	492,999
	Samyang Tongsang Co. Ltd.	10,960	373,529
	Samyoung Co. Ltd.	134,031	370,888
	Sang-A Frontec Co. Ltd.	36,558	575,264
*	Sangbo Corp.	176,693	193,098
#*	Sangsangin Co. Ltd.	259,506	540,375
	Sangsin Energy Display Precision Co. Ltd.	66,964	620,773
	Saramin Co. Ltd.	54,440	712,159
	Satrec Initiative Co. Ltd.	14,199	441,450
	SAVEZONE I&C Corp.	4,383	7,035
*	SBI Investment Korea Co. Ltd.	495,311	288,499
*††	SBW	1,218,337	89,379
*	SCM Lifescience Co. Ltd.	5,311	9,437
*	S-Connect Co. Ltd.	382,710	333,645
*	SD Biosensor, Inc.	230,719	1,620,359
*	SDN Co. Ltd.	186,770	217,602
	SeAH Besteel Holdings Corp.	131,340	1,815,340
	SeAH Holdings Corp.	495	37,663
	SeAH Steel Corp.	13,617	1,257,001
	SeAH Steel Holdings Corp.	19,972	2,610,860
	Sebang Co. Ltd.	83,997	863,386
	Sebang Global Battery Co. Ltd.	48,088	3,242,364
	Sebitchem Co. Ltd.	1,677	35,946
#	Seegene, Inc.	207,491	3,260,722
	Segyung Hitech Co. Ltd.	117,783	650,125
	Sejin Heavy Industries Co. Ltd.	92,564	611,413
	Sekonix Co. Ltd.	112,658	493,262
*	SEMCNS Co. Ltd.	22,148	108,228
	Sempio Co.	3,643	132,393
	Sempio Foods Co.	8,674	201,227
#	Seobu T&D	242,238	1,178,363
	Seohan Co. Ltd.	698,530	429,372
#	Seohee Construction Co. Ltd.	987,689	961,523
*	Seojin System Co. Ltd.	171,227	3,387,227
*	Seoul Auction Co. Ltd.	32,672	187,337
	Seoul City Gas Co. Ltd.	5,020	203,300
*	Seoul Food Industrial Co. Ltd.	626,950	80,708
	Seoul Semiconductor Co. Ltd.	274,228	1,831,049

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seoulin Bioscience Co. Ltd.	25,286	$152,324
	SEOWONINTECH Co. Ltd.	6,973	28,540
	Seoyon Co. Ltd.	120,163	729,331
	Seoyon E-Hwa Co. Ltd.	117,056	1,398,053
*	Seronics Co. Ltd.	1,984	20,512
*	Setopia Co. Ltd.	26,820	21,039
	Sewoon Medical Co. Ltd.	48,292	98,653
#	SFA Engineering Corp.	114,145	2,112,466
#*	SFA Semicon Co. Ltd.	393,708	1,370,743
	S-Fuelcell Co. Ltd.	3,368	32,876
*	SG Corp.	277,781	78,100
	SGC Energy Co. Ltd.	64,795	1,278,359
*	SH Energy & Chemical Co. Ltd.	208,660	85,547
	Shin Heung Energy & Electronics Co. Ltd.	148,235	807,092
*	Shin Poong Pharmaceutical Co. Ltd.	25,237	218,379
	Shindaeyang Paper Co. Ltd.	120,083	477,538
	Shinhan Financial Group Co. Ltd. (055550 KS)	1,478,212	65,013,120
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	277,339	12,017,099
	Shinil Electronics Co. Ltd.	242,312	287,740
	Shinsegae Food Co. Ltd.	11,543	317,584
	Shinsegae Information & Communication Co. Ltd.	45,566	325,241
#	Shinsegae International, Inc.	112,459	1,163,162
#	Shinsegae, Inc.	64,400	7,141,109
	Shinsung Delta Tech Co. Ltd.	58,183	2,247,041
*	Shinsung E&G Co. Ltd.	380,904	514,928
*	Shinwha Intertek Corp.	120,200	164,766
	Shinwon Corp.	365,301	352,017
#	Shinyoung Securities Co. Ltd.	28,021	1,484,563
*	Showbox Corp.	153,473	412,514
*	Signetics Corp.	290,428	243,356
	Silla Co. Ltd.	23,330	181,020
	Simmtech Co. Ltd.	98,298	2,188,269
	Simmtech Holdings Co. Ltd.	22,346	38,041
	SIMPAC, Inc.	85,445	234,330
	Sindoh Co. Ltd.	29,340	798,784
	Sinil Pharm Co. Ltd.	38,703	219,456
	SJG Sejong	131,898	493,024
*	SK Biopharmaceuticals Co. Ltd.	16,105	1,011,616
#*	SK Bioscience Co. Ltd.	10,387	421,587
	SK Chemicals Co. Ltd.	41,630	1,512,229
	SK D&D Co. Ltd.	66,373	455,171
	SK Discovery Co. Ltd.	84,891	2,358,185
*	SK Eternix Co. Ltd.	99,621	1,275,728
	SK Gas Ltd.	20,365	2,651,330
	SK Hynix, Inc.	216,633	31,070,260
*Ω	SK IE Technology Co. Ltd.	30,082	824,633
*	SK Innovation Co. Ltd.	192,987	14,716,432
	SK Networks Co. Ltd.	1,089,212	3,697,024
*	SK oceanplant Co. Ltd.	171,548	1,591,850
	SK Securities Co. Ltd.	2,521,695	1,028,710
	SK Telecom Co. Ltd. (017670 KS)	259,970	10,286,752
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	483	10,830
	SK, Inc.	141,442	15,513,194
*	SKC Co. Ltd.	24,075	2,400,419
#	SL Corp.	134,564	3,645,683
*	SM Culture & Contents Co. Ltd.	129,797	170,247
	SM Entertainment Co. Ltd.	47,070	2,426,240
*	SM Life Design Group Co. Ltd.	98,749	109,289
*	SMCore, Inc.	30,817	102,819

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SMEC Co. Ltd.	221,279	$524,095
	SNT Dynamics Co. Ltd.	101,977	1,535,712
	SNT Holdings Co. Ltd.	50,310	855,840
	SNT Motiv Co. Ltd.	71,393	2,236,916
*	SNU Precision Co. Ltd.	44,718	68,420
*	SOCAR, Inc.	27,466	389,344
	S-Oil Corp.	245,331	12,102,613
*	Solborn, Inc.	48,787	143,081
	Solid, Inc.	367,198	1,415,715
*	SOLUM Co. Ltd.	234,886	3,098,021
	Solus Advanced Materials Co. Ltd.	95,244	1,056,081
	Songwon Industrial Co. Ltd.	119,756	1,034,514
	Soop Co. Ltd.	47,915	3,618,991
	Soosan Heavy Industries Co. Ltd.	225,926	352,065
	Soosan Industries Co. Ltd.	28,680	467,656
#	Soulbrain Co. Ltd.	19,001	3,670,799
#	Soulbrain Holdings Co. Ltd.	42,142	1,693,438
#	SPC Samlip Co. Ltd.	15,648	621,854
	SPG Co. Ltd.	31,203	537,481
	Spigen Korea Co. Ltd.	24,455	500,404
	ST Pharm Co. Ltd.	42,156	2,749,049
	STIC Investments, Inc.	182,158	1,328,606
	Straffic Co. Ltd.	135,218	363,545
#*	Studio Dragon Corp.	63,179	1,743,827
*	STX Heavy Industries Co. Ltd.	59,796	1,004,949
*	Sugentech, Inc.	72,114	337,785
	Suheung Co. Ltd.	45,289	635,216
*	Sukgyung AT Co. Ltd.	6,480	228,501
	Sun Kwang Co. Ltd.	24,932	306,029
	Sung Kwang Bend Co. Ltd.	146,308	1,527,183
*	Sungchang Enterprise Holdings Ltd.	333,157	406,063
*	Sungeel Hitech Co. Ltd.	10,028	445,446
	Sungshin Cement Co. Ltd.	147,254	976,109
	Sungwoo Hitech Co. Ltd.	467,801	2,581,694
	Sunjin Co. Ltd.	128,364	641,380
	Sunny Electronics Corp.	121,761	143,207
*	Suprema, Inc.	28,047	530,504
	SurplusGLOBAL, Inc.	26,969	60,993
	SV Investment Corp.	140,411	196,254
*	SY Co. Ltd.	206,794	744,422
*	Synergy Innovation Co. Ltd.	143,470	275,126
*	Synopex, Inc.	385,168	3,219,203
	Systems Technology, Inc.	54,558	1,143,293
*	T Scientific Co. Ltd.	252,672	205,487
	T&L Co. Ltd.	25,102	1,111,707
	Tae Kyung Industrial Co. Ltd.	110,894	433,054
	Taekwang Industrial Co. Ltd.	2,224	981,628
#	Taekyung BK Co. Ltd.	149,475	538,940
*††	Taewoong Co. Ltd.	75,513	900,589
	Taeyang Metal Industrial Co. Ltd.	151,016	325,690
*	Taihan Electric Wire Co. Ltd.	215,319	2,167,236
*	Taihan Fiberoptics Co. Ltd.	130,377	110,191
	Tailim Packaging Co. Ltd.	82,810	144,691
	TCC Steel	50,009	1,348,485
	TechWing, Inc.	89,928	3,602,617
*	Tego Science, Inc.	10,158	141,099
*	Telcon RF Pharmaceutical, Inc.	294,590	151,946
	Telechips, Inc.	41,152	524,662
	TEMC CNS Co. Ltd.	39,379	244,457

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	TES Co. Ltd.	80,972	$1,233,416
*	Theragen Etex Co. Ltd.	177,456	508,121
*	Thinkware Systems Corp.	24,825	218,017
	TK Corp.	141,789	1,684,474
	TKG Huchems Co. Ltd.	162,661	2,260,631
	TLB Co. Ltd.	29,735	421,324
	Tokai Carbon Korea Co. Ltd.	32,461	2,706,103
	Tongyang Life Insurance Co. Ltd.	320,173	1,855,525
	Tongyang, Inc.	994,398	611,465
*	Tonymoly Co. Ltd.	27,832	194,024
*	Top Engineering Co. Ltd.	82,912	290,426
	Toptec Co. Ltd.	153,187	782,182
	Tovis Co. Ltd.	89,537	1,277,498
	TP	176,919	202,520
	TS Corp.	300,710	674,092
*	TS Nexgen Co. Ltd.	99,897	38,689
*	TSE Co. Ltd.	11,580	433,047
*	TSI Co. Ltd.	31,882	145,805
*	Tuksu Construction Co. Ltd.	77,594	421,495
*	TY Holdings Co. Ltd.	182,419	515,984
#	TYM Corp.	290,241	737,108
	UBCare Co. Ltd.	54,350	174,490
	Ubiquoss Holdings, Inc.	30,005	227,734
	Ubiquoss, Inc.	53,746	575,855
	Ubivelox, Inc.	72,752	428,430
	Uju Electronics Co. Ltd.	43,321	451,536
*	Uni-Chem Co. Ltd.	232,036	263,044
	Unick Corp.	39,027	113,883
	Unid Co. Ltd.	28,009	1,758,458
*	Union Materials Corp.	19,211	35,604
#	Union Semiconductor Equipment & Materials Co. Ltd.	164,289	1,053,729
	Uniquest Corp.	75,397	296,068
*	Unison Co. Ltd.	335,473	183,588
#	UniTest, Inc.	81,639	722,860
	Unitrontech Co. Ltd.	125,484	535,105
	V One Tech Co. Ltd.	21,717	95,178
	Value Added Technology Co. Ltd.	61,447	1,152,082
*	Very Good Tour Co. Ltd.	20,073	83,655
*	Viatron Technologies, Inc.	66,428	363,625
*	VICTEK Co. Ltd.	75,937	270,911
*††	Vidente Co. Ltd.	125,954	56,996
	Vieworks Co. Ltd.	40,682	780,885
*	Vina Tech Co. Ltd.	9,244	283,315
	Vitzro Tech Co. Ltd.	108,135	642,684
	Vitzrocell Co. Ltd.	81,762	1,195,229
*	VM, Inc.	64,902	560,996
*	VT Co. Ltd.	118,299	3,000,718
	Webcash Corp.	56,319	325,459
	Webzen, Inc.	93,147	1,170,170
*	Welcron Co. Ltd.	31,466	57,567
*	Wellbiotec Co. Ltd.	230,618	91,292
*	Wemade Max Co. Ltd.	26,979	188,696
*	Wemade Play Co. Ltd.	7,076	45,261
	Whanin Pharmaceutical Co. Ltd.	80,880	845,753
	Winix, Inc.	37,517	196,239
*	Winpac, Inc.	23,215	35,072
	Wins Co. Ltd.	64,096	633,225
*	Wireless Power Amplifier Module, Inc.	7,965	19,580
	WiSoL Co. Ltd.	172,372	904,882

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	WIZIT Co. Ltd.	339,715	$189,758
*	WONIK CUBE Corp.	13,697	17,169
*	Wonik Holdings Co. Ltd.	286,549	670,228
*	WONIK IPS Co. Ltd.	112,972	3,133,876
#	Wonik Materials Co. Ltd.	56,729	1,316,277
*	WONIK PNE Co. Ltd.	6,881	18,359
	Wonik QnC Corp.	87,902	1,987,984
#	Woojin, Inc.	96,420	611,358
*	Woongjin Co. Ltd.	138,101	110,809
#*	Woongjin Thinkbig Co. Ltd.	375,295	505,953
*	Wooree Bio Co. Ltd.	283,506	1,062,610
	Woori Financial Group, Inc. (316140 KS)	2,702,534	31,106,742
#*	Woori Technology Investment Co. Ltd.	56,732	351,102
*	Woori Technology, Inc.	548,704	950,712
*††	Wooriro Co. Ltd.	55,349	47,891
	Woorison F&G Co. Ltd.	200,437	200,629
	Woory Industrial Co. Ltd.	27,450	269,286
	Wooshin Systems Co. Ltd.	49,915	251,204
*	Woosu AMS Co. Ltd.	146,440	328,114
	Worldex Industry & Trading Co. Ltd.	57,285	986,457
#*	Wysiwyg Studios Co. Ltd.	176,396	200,400
	Y G-1 Co. Ltd.	137,349	570,175
*	Y2 Solution Co. Ltd.	78,403	166,782
*	YC Corp.	64,319	882,420
#	Y-entec Co. Ltd.	80,154	419,439
	Yesco Holdings Co. Ltd.	6,860	214,191
#	YG Entertainment, Inc.	70,403	1,973,791
*	YG PLUS	186,722	432,645
	YMC Co. Ltd.	39,700	116,324
*	YMT Co. Ltd.	22,496	146,954
	Yoosung Enterprise Co. Ltd.	110,418	198,374
*	Youil Energy Tech Co. Ltd.	3,670	6,658
	Youlchon Chemical Co. Ltd.	24,264	434,848
#	Young Poong Corp.	2,530	581,491
	Young Poong Precision Corp.	63,997	480,873
	Youngone Corp.	168,556	4,790,723
	Youngone Holdings Co. Ltd.	52,286	3,095,653
*	YTN Co. Ltd.	12,525	32,449
	Yuanta Securities Korea Co. Ltd.	710,491	1,554,652
	Yuhan Corp.	52,771	3,635,917
	YuHwa Securities Co. Ltd.	32,205	51,897
*	Yungjin Pharmaceutical Co. Ltd.	219,028	405,637
	Zeus Co. Ltd.	121,593	1,307,747
	Zinus, Inc.	79,128	862,218
TOTAL SOUTH KOREA			3,188,172,898
TAIWAN — (19.2%)
	104 Corp.	30,000	209,278
#	91APP, Inc.	301,000	835,143
#	Aaeon Technology, Inc.	74,000	376,071
	ABC Taiwan Electronics Corp.	551,402	363,848
	Abico Avy Co. Ltd.	823,396	801,699
#	Ability Enterprise Co. Ltd.	1,769,974	2,683,427
#	Ability Opto-Electronics Technology Co. Ltd.	297,471	2,160,315
#	Abnova Corp.	119,000	114,965
#	AcBel Polytech, Inc.	4,334,033	4,764,555
	Accton Technology Corp.	1,267,369	19,866,360
	Acer Cyber Security, Inc.	5,000	34,051
#	Acer E-Enabling Service Business, Inc.	63,000	498,316

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Acer, Inc.	9,499,595	$12,822,233
#	ACES Electronic Co. Ltd.	878,044	1,331,288
*	Acon Holding, Inc.	1,679,955	582,764
#	Acter Group Corp. Ltd.	772,122	5,693,378
#	Action Electronics Co. Ltd.	1,305,000	967,525
#	Actron Technology Corp.	310,018	1,669,055
#	ADATA Technology Co. Ltd.	1,652,439	4,742,014
#	Addcn Technology Co. Ltd.	184,176	1,101,719
#*	Adimmune Corp.	728,000	622,572
#	Adlink Technology, Inc.	274,000	599,905
#	Advanced Analog Technology, Inc.	48,000	115,404
	Advanced Ceramic X Corp.	265,000	1,454,233
#	Advanced Energy Solution Holding Co. Ltd.	194,000	3,109,247
#	Advanced International Multitech Co. Ltd.	1,102,000	2,752,083
#*	Advanced Optoelectronic Technology, Inc.	728,000	562,047
#	Advanced Power Electronics Corp.	461,000	1,117,498
#	Advancetek Enterprise Co. Ltd.	1,832,662	3,768,515
#	Advantech Co. Ltd.	758,940	8,072,510
#	AEON Motor Co. Ltd.	335,000	365,214
#	Aerospace Industrial Development Corp.	2,910,000	4,569,593
#	AGV Products Corp.	3,163,603	1,211,309
#	Air Asia Co. Ltd.	84,000	86,374
	Airtac International Group	301,335	7,724,321
#	Alchip Technologies Ltd.	139,000	11,321,433
#	Alexander Marine Co. Ltd.	129,563	1,334,799
#*	ALI Corp.	979,256	622,616
#	Allied Circuit Co. Ltd.	183,000	728,167
#	Allied Supreme Corp.	297,000	3,650,282
#	Allis Electric Co. Ltd.	1,018,170	4,313,741
#	Alltek Technology Corp.	1,298,506	1,445,714
#	Alltop Technology Co. Ltd.	281,531	1,930,534
#	Alpha Networks, Inc.	1,563,873	1,604,860
#	Altek Corp.	1,868,159	2,142,669
#	Amazing Microelectronic Corp.	524,849	1,481,422
#	Ambassador Hotel	1,701,000	3,711,902
#*	AMICCOM Electronics Corp.	117,000	108,672
#	AMPACS Corp.	371,000	686,219
#	Ampak Technology, Inc.	178,000	936,104
#	Ampire Co. Ltd.	691,000	842,800
#	Ample Electronic Technology Co. Ltd.	25,000	93,329
#	AMPOC Far-East Co. Ltd.	609,567	1,559,236
#	AmTRAN Technology Co. Ltd.	5,023,884	3,290,836
	Analog Integrations Corp.	9,000	35,046
	Anderson Industrial Corp.	245,247	99,816
#	Anji Technology Co. Ltd.	505,933	583,867
#	Anpec Electronics Corp.	465,702	2,565,560
	Aopen, Inc.	7,000	12,270
	AP Memory Technology Corp.	24,000	236,099
#	Apac Opto Electronics, Inc.	277,000	750,424
#	Apacer Technology, Inc.	712,005	1,177,473
#	APAQ Technology Co. Ltd.	30,000	141,273
#	APCB, Inc.	971,000	548,499
#	Apex Biotechnology Corp.	564,625	545,891
#	Apex Dynamics, Inc.	52,000	487,097
#	Apex International Co. Ltd.	967,916	1,597,770
#	Apex Science & Engineering	746,507	321,562
#	Apogee Optocom Co. Ltd.	49,000	92,696
#	ARBOR Technology Corp.	136,000	180,877
#	Arcadyan Technology Corp.	1,088,759	4,901,677

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ardentec Corp.	4,343,993	$8,502,616
#	Ares International Corp.	103,000	160,932
#	Argosy Research, Inc.	414,391	1,867,008
#	Arizon RFID Technology Cayman Co. Ltd.	3,000	20,304
	ASE Technology Holding Co. Ltd.	11,331,387	52,884,810
	Asia Cement Corp.	8,179,655	10,333,796
#	Asia Electronic Material Co. Ltd.	573,000	363,105
	Asia Optical Co., Inc.	1,373,000	3,787,844
*	Asia Plastic Recycling Holding Ltd.	1,370,533	308,976
#	Asia Polymer Corp.	2,936,858	1,717,162
#	Asia Tech Image, Inc.	408,000	927,733
#	Asia Vital Components Co. Ltd.	762,183	15,176,621
#	ASIX Electronics Corp.	199,000	674,997
	ASMedia Technology, Inc.	45,048	2,326,900
#	ASolid Technology Co. Ltd.	210,000	424,964
	ASPEED Technology, Inc.	116,098	14,628,306
#	ASROCK, Inc.	389,000	2,394,376
	Asustek Computer, Inc.	1,670,861	23,431,606
#	ATE Energy International Co. Ltd.	481,000	440,806
#	Aten International Co. Ltd.	583,715	1,406,618
#	Auden Techno Corp.	146,000	529,786
	Audix Corp.	582,375	1,290,684
#	AUO Corp. (2409 TT)	23,835,198	13,014,040
#	AURAS Technology Co. Ltd.	178,303	3,705,134
#	Aurona Industries, Inc.	433,000	280,747
	Aurora Corp.	341,258	724,080
#	Avalue Technology, Inc.	368,000	1,109,834
#	AVer Information, Inc.	143,000	212,304
#	Avermedia Technologies	554,000	737,651
	Awea Mechantronic Co. Ltd.	161,062	156,697
#	Axiomtek Co. Ltd.	476,659	1,361,009
#*	Azurewave Technologies, Inc.	523,000	697,902
#	Bafang Yunji International Co. Ltd.	272,000	1,317,559
#*	Bank of Kaohsiung Co. Ltd.	5,328,389	2,060,340
	Baolong International Co. Ltd.	140,000	66,763
#	Basso Industry Corp.	886,284	1,129,105
#	BenQ Materials Corp.	1,316,000	1,279,053
#	BES Engineering Corp.	9,349,050	4,478,324
#	Billion Electric Co. Ltd.	404,000	474,777
#	Bin Chuan Enterprise Co. Ltd.	724,257	631,554
#	B'in Live Co. Ltd.	37,400	99,124
#	Bionet Corp.	154,000	538,128
#	Bionime Corp.	193,000	388,501
#*	Biostar Microtech International Corp.	851,712	615,895
#	Bioteque Corp.	406,680	1,586,616
#	Bizlink Holding, Inc.	1,011,782	11,811,352
#	Bon Fame Co. Ltd.	163,000	461,528
#*	Bonny Worldwide Ltd.	19,000	149,299
#	Bora Pharmaceuticals Co. Ltd.	190,934	4,783,471
#	Brave C&H Supply Co. Ltd.	157,000	706,397
#	Bright Led Electronics Corp.	567,180	350,627
#	Brightek Optoelectronic Co. Ltd.	207,000	297,704
	Brighten Optix Corp.	55,099	259,711
#	Brighton-Best International Taiwan, Inc.	2,965,749	3,188,197
#	Brillian Network & Automation Integrated System Co. Ltd.	41,000	269,470
#	Brogent Technologies, Inc.	22,000	116,953
#	Browave Corp.	428,000	2,130,477
#	C Sun Manufacturing Ltd.	644,258	3,772,506
#*	Calin Technology Co. Ltd.	330,000	461,777

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Calitech Co. Ltd.	51,000	$108,357
	Cameo Communications, Inc.	1,466,435	473,649
#	Capital Futures Corp.	668,808	1,114,689
	Capital Securities Corp.	10,875,614	7,800,614
#	Career Technology MFG. Co. Ltd.	3,500,071	2,446,671
	Carnival Industrial Corp.	544,530	186,940
#	Castles Technology Co. Ltd.	458,991	1,736,439
#	Caswell, Inc.	294,000	1,165,567
#	Catcher Technology Co. Ltd.	2,242,872	14,609,566
#	Cathay Chemical Works	106,000	187,529
	Cathay Consolidated, Inc.	23,099	68,966
	Cathay Financial Holding Co. Ltd.	15,162,826	29,034,111
#	Cathay Real Estate Development Co. Ltd.	4,399,600	4,176,845
#	Cayman Engley Industrial Co. Ltd.	316,801	470,778
#	CCP Contact Probes Co. Ltd.	382,671	529,730
#*	Celxpert Energy Corp.	599,690	483,707
#	Center Laboratories, Inc.	3,381,496	5,162,100
	Central Reinsurance Co. Ltd.	2,143,575	1,737,720
#	Century Iron & Steel Industrial Co. Ltd.	613,000	4,137,977
#	Chailease Holding Co. Ltd.	4,281,309	19,972,955
#	Chain Chon Industrial Co. Ltd.	1,339,483	666,079
#*	ChainQui Construction Development Co. Ltd.	753,946	602,328
#	Chaintech Technology Corp.	245,000	250,147
#*	Champion Building Materials Co. Ltd.	1,772,451	712,221
#	Champion Microelectronic Corp.	77,000	125,579
	Chang Hwa Commercial Bank Ltd.	15,206,962	8,697,358
#	Chang Wah Electromaterials, Inc.	2,458,190	3,459,656
	Chang Wah Technology Co. Ltd.	2,356,450	2,801,270
#	Channel Well Technology Co. Ltd.	1,329,000	2,686,866
	Chant Sincere Co. Ltd.	122,000	257,955
#	Charoen Pokphand Enterprise	1,376,582	4,257,677
#	Chateau International Development Co. Ltd.	11,275	16,062
#	CHC Healthcare Group	790,000	1,130,328
	CHC Resources Corp.	481,048	1,003,527
#	Chen Full International Co. Ltd.	574,000	726,864
#	Chenbro Micom Co. Ltd.	229,000	1,968,841
#*	Cheng Fwa Industrial Co. Ltd.	381,000	370,521
#	Cheng Loong Corp.	6,723,160	5,390,627
#*	Cheng Mei Materials Technology Corp.	3,635,574	1,740,003
#	Cheng Shin Rubber Industry Co. Ltd.	8,866,508	13,064,392
	Cheng Uei Precision Industry Co. Ltd.	3,027,630	6,549,530
#	Chenming Electronic Technology Corp.	580,708	1,915,100
	Chi Hua Fitness Co. Ltd.	42,384	55,209
#	Chia Chang Co. Ltd.	855,000	1,129,470
#	Chia Hsin Cement Corp.	3,137,921	1,721,468
	Chialin Precision Industrial Co. Ltd.	4,000	11,996
	Chian Hsing Forging Industrial Co. Ltd.	288,200	258,195
	Chicony Electronics Co. Ltd.	2,686,689	12,803,275
	Chicony Power Technology Co. Ltd.	1,134,696	4,630,821
	Chief Telecom, Inc.	120,900	1,583,270
#	Chieftek Precision Co. Ltd.	400,212	1,146,977
#	Chien Kuo Construction Co. Ltd.	1,153,364	859,705
#	Chien Shing Harbour Service Co. Ltd.	198,000	309,027
#	Chime Ball Technology Co. Ltd.	162,282	186,937
#	China Airlines Ltd.	17,919,057	12,605,210
#	China Bills Finance Corp.	3,892,000	1,771,920
	China Chemical & Pharmaceutical Co. Ltd.	1,658,000	1,103,460
	China Container Terminal Corp.	423,000	439,031
	China Development Financial Holding Corp.	41,285,092	20,375,872

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	China Ecotek Corp.	171,000	$325,510
#	China Electric Manufacturing Corp.	1,740,658	1,021,002
	China Fineblanking Technology Co. Ltd.	305,092	321,695
#	China General Plastics Corp.	3,028,607	1,640,003
#	China Glaze Co. Ltd.	774,022	565,782
#*	China Man-Made Fiber Corp.	8,540,227	2,219,257
#	China Metal Products	2,216,405	2,944,881
#	China Motor Corp.	1,365,286	4,098,982
#*	China Petrochemical Development Corp.	25,757,099	8,254,865
#	China Steel Chemical Corp.	1,056,998	3,239,844
#	China Steel Corp.	28,743,440	20,343,807
#	China Steel Structure Co. Ltd.	530,000	877,829
#	China Wire & Cable Co. Ltd.	671,680	845,354
#	Chinese Maritime Transport Ltd.	573,964	771,768
#	Ching Feng Home Fashions Co. Ltd.	847,200	739,982
#	Chin-Poon Industrial Co. Ltd.	2,600,617	3,575,343
*	Chip Hope Co. Ltd.	84,000	227,561
#	Chipbond Technology Corp.	4,833,000	9,401,061
	ChipMOS Technologies, Inc. (8150 TT)	4,024,155	4,859,645
	ChipMOS Technologies, Inc. (IMOS US), ADR	62,027	1,488,658
#	Chlitina Holding Ltd.	361,596	1,630,392
	Chong Hong Construction Co. Ltd.	1,114,739	4,649,918
#	Chroma ATE, Inc.	964,705	8,982,307
	Chun YU Works & Co. Ltd.	1,438,500	1,088,974
	Chun Yuan Steel Industry Co. Ltd.	3,122,177	1,768,427
#	Chung Hung Steel Corp.	5,644,926	3,683,495
	Chung Hwa Food Industrial Co. Ltd.	98,115	269,973
#*	Chung Hwa Pulp Corp.	2,739,308	1,713,942
	Chung Lien Co. Ltd.	24,000	30,718
	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	12,405,963
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	385,000	605,662
#	Chunghwa Precision Test Tech Co. Ltd.	132,000	1,742,302
	Chunghwa Telecom Co. Ltd. (2412 TT)	5,266,000	19,513,078
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	65,709	2,441,089
	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,336,000	1,041,562
	CKM Applied Materials Corp.	145,000	157,476
#	Cleanaway Co. Ltd. (8422 TT)	537,000	2,943,928
#	Clevo Co.	3,072,482	5,723,267
#*	CMC Magnetics Corp.	7,080,967	2,675,327
	C-Media Electronics, Inc.	11,000	15,821
#	CoAsia Electronics Corp.	524,793	688,478
#	Collins Co. Ltd.	789,060	492,934
#	Compal Electronics, Inc.	15,974,560	15,478,013
#	Compeq Manufacturing Co. Ltd.	4,820,000	11,567,606
#	Compucase Enterprise	466,000	865,419
#	Concord International Securities Co. Ltd.	298,023	178,574
#*	Concord Securities Co. Ltd.	3,866,671	1,871,565
#	Continental Holdings Corp.	2,637,250	2,861,569
#	Contrel Technology Co. Ltd.	1,064,000	2,005,047
#	Coremax Corp.	449,486	886,370
#	Coretronic Corp.	2,240,600	5,141,221
#	Co-Tech Development Corp.	1,645,800	3,265,162
	Cowealth Medical Holding Co. Ltd.	197,369	135,889
#	Coxon Precise Industrial Co. Ltd.	311,000	182,384
	Creative Sensor, Inc.	14,000	11,884
	Crowell Development Corp.	421,000	636,630
#	Cryomax Cooling System Corp.	43,000	67,790
*	CSBC Corp. Taiwan	134,371	68,735
	CTBC Financial Holding Co. Ltd.	57,892,931	62,838,007

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	CTCI Advanced Systems, Inc.	27,000	$145,077
	CTCI Corp.	3,997,896	6,544,470
#	CTI Traffic Industries Co. Ltd.	130,000	668,602
#	Cub Elecparts, Inc.	183,000	634,720
#	CviLux Corp.	659,378	1,382,832
*	CX Technology Co. Ltd.	222,875	167,707
#	Cyberlink Corp.	205,504	628,307
#	CyberPower Systems, Inc.	345,450	2,692,404
*	CyberTAN Technology, Inc.	2,354,873	2,169,094
#*	Cypress Technology Co. Ltd.	284,589	282,791
#	Cystech Electronics Corp.	90,801	194,890
#	DA CIN Construction Co. Ltd.	1,642,247	2,963,603
	Dadi Early-Childhood Education Group Ltd.	146,502	143,872
#	Dafeng TV Ltd.	396,061	643,688
#	Dah San Electric Wire & Cable Co. Ltd.	356,000	736,103
#	Da-Li Development Co. Ltd.	2,397,117	4,920,271
#	Darfon Electronics Corp.	1,707,700	2,895,154
#	Darwin Precisions Corp.	2,803,304	1,219,720
	Data Image Corp.	18,000	32,634
#	Daxin Materials Corp.	441,500	1,903,349
#	De Licacy Industrial Co. Ltd.	1,808,997	728,286
#	Delpha Construction Co. Ltd.	336,000	590,825
	Delta Electronics, Inc.	2,084,028	26,766,892
#	Depo Auto Parts Ind Co. Ltd.	874,634	7,146,091
#	DFI, Inc.	71,000	148,843
#	Dimerco Data System Corp.	218,686	785,738
	Dimerco Express Corp.	1,199,158	3,231,503
	DingZing Advanced Materials, Inc.	4,000	22,038
#	D-Link Corp.	3,535,537	1,984,261
#	Donpon Precision, Inc.	404,000	373,054
#	Dr Wu Skincare Co. Ltd.	153,000	726,176
#	Draytek Corp.	307,000	437,489
#	Drewloong Precision, Inc.	166,965	772,405
*	Dyaco International, Inc.	613,792	577,293
#	Dynamic Holding Co. Ltd.	1,787,693	3,222,450
#	Dynamic Medical Technologies, Inc.	60,600	190,671
	Dynapack International Technology Corp.	1,030,000	3,472,659
#	E Ink Holdings, Inc.	1,267,000	10,454,189
	E.Sun Financial Holding Co. Ltd.	28,174,501	22,826,544
#	Eastech Holding Ltd.	210,000	832,418
*	Eastern Media International Corp.	1,761,909	1,173,432
	Eclat Textile Co. Ltd.	586,518	9,525,867
	ECOVE Environment Corp.	209,000	1,862,017
#	Edimax Technology Co. Ltd.	1,230,423	1,553,857
#	Edison Opto Corp.	742,345	596,194
#	Edom Technology Co. Ltd.	1,364,141	1,799,943
#	eGalax_eMPIA Technology, Inc.	360,267	543,236
#	Elan Microelectronics Corp.	1,571,026	6,648,402
#	E-Lead Electronic Co. Ltd.	266,746	469,876
#	E-LIFE MALL Corp.	520,000	1,328,119
#*	Elite Advanced Laser Corp.	983,320	3,851,896
#	Elite Material Co. Ltd.	870,839	11,833,268
#	Elite Semiconductor Microelectronics Technology, Inc.	1,260,390	3,291,397
#	Elitegroup Computer Systems Co. Ltd.	2,217,028	1,948,500
	eMemory Technology, Inc.	216,000	15,343,610
#	Emerging Display Technologies Corp.	865,000	746,713
#	Ennoconn Corp.	693,298	6,474,397
#	Ennostar, Inc.	4,740,431	5,964,592
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,063,655

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Epileds Technologies, Inc.	484,000	$395,478
#*	Episil Technologies, Inc.	576,000	1,087,971
#	Episil-Precision, Inc.	745,015	1,467,710
#	Eris Technology Corp.	141,689	1,325,668
#	Eson Precision Ind Co. Ltd.	812,000	1,535,516
	Eternal Materials Co. Ltd.	6,340,099	5,952,895
#	Eurocharm Holdings Co. Ltd.	193,000	1,235,133
#	Eva Airways Corp.	16,480,695	17,369,343
#	Ever Supreme Bio Technology Co. Ltd.	114,554	675,068
*	Everest Textile Co. Ltd.	3,592,829	872,496
#	Evergreen Aviation Technologies Corp.	685,000	2,091,974
	Evergreen International Storage & Transport Corp.	3,514,000	3,318,601
	Evergreen Marine Corp. Taiwan Ltd.	4,091,568	21,251,326
#	Evergreen Steel Corp.	1,127,000	4,204,451
#	Everlight Chemical Industrial Corp.	2,990,756	1,993,297
#	Everlight Electronics Co. Ltd.	3,453,570	8,248,431
#*	Everspring Industry Co. Ltd.	618,300	244,509
#*	Evertop Wire Cable Corp.	709,000	493,967
	Excel Cell Electronic Co. Ltd.	135,000	106,744
#	Excellence Opto, Inc.	141,000	119,943
#	Excelliance Mos Corp.	149,000	474,908
#	Excelsior Medical Co. Ltd.	980,376	2,653,693
#	EZconn Corp.	376,429	5,342,875
#	Far Eastern Department Stores Ltd.	8,101,000	7,555,048
#	Far Eastern International Bank	20,285,843	9,541,851
	Far Eastern New Century Corp.	12,483,705	12,986,536
#	Far EasTone Telecommunications Co. Ltd.	6,582,391	17,340,046
#	Faraday Technology Corp.	694,837	6,416,729
	Farcent Enterprise Co. Ltd.	43,000	74,209
#	Farglory F T Z Investment Holding Co. Ltd.	941,817	1,537,429
	Farglory Land Development Co. Ltd.	1,594,105	4,196,016
#	FDC International Hotels Corp.	79,000	151,265
	Feature Integration Technology, Inc.	13,000	32,423
*	Federal Corp.	2,382,938	1,617,431
#	Feedback Technology Corp.	241,070	1,078,923
	Feng Hsin Steel Co. Ltd.	2,993,131	7,244,077
	Feng TAY Enterprise Co. Ltd.	1,729,959	7,409,722
#	FIC Global, Inc.	219,000	301,637
#*	FineMat Applied Materials Co. Ltd.	101,000	129,049
#	FineTek Co. Ltd.	132,421	515,624
#	Firich Enterprises Co. Ltd.	232,000	237,494
#*	First Copper Technology Co. Ltd.	458,000	636,575
	First Financial Holding Co. Ltd.	26,545,686	23,775,716
#	First Hi-Tec Enterprise Co. Ltd.	518,736	1,403,009
#	First Hotel	1,433,293	670,350
#	First Insurance Co. Ltd.	1,874,640	1,306,465
#*	First Steamship Co. Ltd.	5,121,961	1,216,424
#	FIT Holding Co. Ltd.	1,132,436	1,983,143
#	Fitipower Integrated Technology, Inc.	593,700	4,774,790
#*	Fittech Co. Ltd.	480,000	1,796,677
	FLEXium Interconnect, Inc.	2,614,724	7,075,225
	Flytech Technology Co. Ltd.	706,070	1,819,470
#	FocalTech Systems Co. Ltd.	741,000	1,884,934
#	Force Mos Technology Ltd.	40,800	54,686
#	Forcecon Tech Co. Ltd.	510,085	2,619,820
#*	Forest Water Environment Engineering Co. Ltd.	245,326	357,593
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,560,298
	Formosa Chemicals & Fibre Corp.	6,392,198	9,732,517
*	Formosa Electronic Industries, Inc.	100,000	114,727

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Formosa International Hotels Corp.	329,975	$2,124,109
#	Formosa Laboratories, Inc.	839,467	2,680,232
	Formosa Oilseed Processing Co. Ltd.	312,135	1,366,014
#	Formosa Optical Technology Co. Ltd.	223,000	650,785
#	Formosa Petrochemical Corp.	991,000	1,944,416
#	Formosa Plastics Corp.	6,452,770	11,394,439
#	Formosa Sumco Technology Corp.	264,000	1,228,836
#	Formosa Taffeta Co. Ltd.	5,198,460	3,528,526
	Formosan Rubber Group, Inc.	1,503,128	1,255,025
#	Formosan Union Chemical	2,645,936	1,953,689
#	Fortune Electric Co. Ltd.	442,534	9,444,107
#	Founding Construction & Development Co. Ltd.	1,356,882	999,415
#	Foxconn Technology Co. Ltd.	3,063,241	6,162,325
	Foxsemicon Integrated Technology, Inc.	544,402	5,127,954
#	Franbo Lines Corp.	1,655,881	983,969
#	Froch Enterprise Co. Ltd.	1,614,384	832,736
#	FSP Technology, Inc.	887,619	1,547,097
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	603,409	348,542
#	Fu Hua Innovation Co. Ltd.	2,087,891	2,480,766
	Fubon Financial Holding Co. Ltd.	14,076,385	38,118,325
#	Fulgent Sun International Holding Co. Ltd.	1,098,730	3,976,278
#	Fullerton Technology Co. Ltd.	667,670	469,693
#	Fulltech Fiber Glass Corp.	3,076,365	2,233,532
	Fusheng Precision Co. Ltd.	678,000	5,924,742
#	Fwusow Industry Co. Ltd.	1,448,109	795,812
#	G Shank Enterprise Co. Ltd.	1,186,562	3,605,027
#	Galaxy Software Services Corp.	19,440	64,500
	Gallant Micro Machining Co. Ltd.	5,000	127,592
	Gallant Precision Machining Co. Ltd.	264,000	851,659
#	Gamania Digital Entertainment Co. Ltd.	971,000	2,258,571
#*	GCS Holdings, Inc.	401,000	438,893
#	GEM Services, Inc.	453,970	927,157
#*	GEM Terminal Industrial Co. Ltd.	165,000	142,877
#	Gemtek Technology Corp.	2,619,574	3,421,527
#*	General Interface Solution Holding Ltd.	1,920,000	3,690,235
#	General Plastic Industrial Co. Ltd.	631,478	692,218
#	Generalplus Technology, Inc.	436,000	768,351
#*	GeneReach Biotechnology Corp.	254,182	249,039
	Genesys Logic, Inc.	131,000	363,012
#	Genius Electronic Optical Co. Ltd.	666,576	10,760,617
	Genmont Biotech, Inc.	55,314	40,157
#	Genovate Biotechnology Co. Ltd.	355,700	249,437
#	GeoVision, Inc.	467,840	914,666
#	Getac Holdings Corp.	2,306,281	7,264,510
#	GFC Ltd.	277,400	875,284
	Giant Manufacturing Co. Ltd.	1,168,355	8,468,258
#	Giantplus Technology Co. Ltd.	2,035,000	1,197,972
#	Gigabyte Technology Co. Ltd.	1,020,750	8,255,072
#*	Gigasolar Materials Corp.	242,678	920,134
#*	Gigastorage Corp.	1,251,576	895,091
#	Global Brands Manufacture Ltd.	2,469,175	4,677,758
#	Global Lighting Technologies, Inc.	528,000	964,225
	Global Mixed Mode Technology, Inc.	516,000	3,952,867
#	Global PMX Co. Ltd.	420,000	1,173,517
#	Global Unichip Corp.	231,000	8,314,861
#	Globaltek Fabrication Co. Ltd.	78,000	213,937
	Globalwafers Co. Ltd.	882,779	13,428,572
	Globe Union Industrial Corp.	1,815,136	1,040,211
#	Gloria Material Technology Corp.	3,559,885	5,107,133

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Glotech Industrial Corp.	124,000	$54,633
#*	GlycoNex, Inc.	320,828	270,179
#	GMI Technology, Inc.	1,055,563	2,689,006
#	Gold Circuit Electronics Ltd.	974,372	6,637,708
#	Goldsun Building Materials Co. Ltd.	6,445,965	10,377,550
#	Gongin Precision Industrial Co. Ltd.	123,000	333,305
#	Good Will Instrument Co. Ltd.	411,342	513,151
#	Gordon Auto Body Parts	610,000	577,331
#	Gourmet Master Co. Ltd.	811,102	2,050,941
	Grand Fortune Securities Co. Ltd.	2,170,214	918,330
#*	Grand Pacific Petrochemical	7,372,579	3,266,507
#	Grand Process Technology Corp.	96,000	4,608,830
#	GrandTech CG Systems, Inc.	331,890	635,806
	Grape King Bio Ltd.	869,000	3,774,657
#	Great China Metal Industry	1,132,000	804,018
	Great Taipei Gas Co. Ltd.	1,511,000	1,453,471
#	Great Tree Pharmacy Co. Ltd.	369,055	2,684,951
#	Great Wall Enterprise Co. Ltd.	4,359,478	7,641,011
	Greatek Electronics, Inc.	2,374,000	4,477,779
#	Green World FinTech Service Co. Ltd.	38,100	481,093
#	Group Up Industrial Co. Ltd.	308,000	2,543,123
	GTM Holdings Corp.	1,004,550	1,102,716
	Gudeng Precision Industrial Co. Ltd.	176,292	2,475,776
#*	Hai Kwang Enterprise Corp.	214,400	127,658
#	Hannstar Board Corp.	2,820,831	4,215,928
#*	HannStar Display Corp.	14,221,323	3,974,278
#*	HannsTouch Holdings Co.	3,937,862	1,087,801
#	Hanpin Electron Co. Ltd.	381,000	537,943
	Harmony Electronics Corp.	121,000	125,520
#	Harvatek Corp.	1,062,839	740,173
#	Heran Co. Ltd.	97,000	311,499
#	Hey Song Corp.	1,993,500	2,593,921
#	Hi-Clearance, Inc.	146,045	615,304
#*	Highlight Tech Corp.	597,842	890,904
*	High-Tek Harness Enterprise Co. Ltd.	141,000	67,952
	Highwealth Construction Corp.	4,702,189	9,207,174
#	Hi-Lai Foods Co. Ltd.	77,000	387,428
#	HIM International Music, Inc.	216,200	755,155
#	Hiroca Holdings Ltd.	466,221	445,582
#	Hitron Technology, Inc.	826,997	770,215
#	Hiwin Mikrosystem Corp.	75,000	168,326
#	Hiwin Technologies Corp.	1,137,866	6,997,897
#	Hiyes International Co. Ltd.	182,946	1,663,589
#	Ho Tung Chemical Corp.	6,567,828	2,054,582
#	Hocheng Corp.	1,552,266	847,851
#	Holdings-Key Electric Wire & Cable Co. Ltd.	582,521	841,132
#	Holiday Entertainment Co. Ltd.	417,390	1,039,864
#	Holtek Semiconductor, Inc.	1,042,000	1,701,340
#	Holy Stone Enterprise Co. Ltd.	1,022,358	2,777,816
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	18,429,403	113,062,835
#	Hong Ho Precision Textile Co. Ltd.	89,000	145,908
#	Hong Pu Real Estate Development Co. Ltd.	1,477,554	1,629,455
#	Hong TAI Electric Industrial	1,557,000	1,683,230
#	Hong YI Fiber Industry Co.	1,007,680	511,242
#	Horizon Securities Co. Ltd.	2,505,560	935,669
#	Hota Industrial Manufacturing Co. Ltd.	1,423,816	2,928,124
#	Hotai Finance Co. Ltd.	960,960	3,037,447
	Hotai Motor Co. Ltd.	463,180	9,185,739
	Hotron Precision Electronic Industrial Co. Ltd.	438,364	407,487

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hsin Ba Ba Corp.	49,000	$290,756
#	Hsin Kuang Steel Co. Ltd.	1,825,000	3,330,048
	Hsin Yung Chien Co. Ltd.	263,510	800,381
#	Hsing TA Cement Co.	846,222	466,953
#*	HTC Corp.	4,551,619	6,147,231
	Hu Lane Associate, Inc.	557,555	2,734,188
#	HUA ENG Wire & Cable Co. Ltd.	2,086,000	2,255,417
*	Hua Jung Components Co. Ltd.	34,000	16,902
	Hua Nan Financial Holdings Co. Ltd.	23,074,619	19,541,527
#	Huaku Development Co. Ltd.	2,037,640	10,371,790
#	Huang Hsiang Construction Corp.	327,735	649,482
#	Huikwang Corp.	57,000	54,838
#	Hung Ching Development & Construction Co. Ltd.	933,000	1,415,578
#	Hung Sheng Construction Ltd.	2,917,603	2,676,571
	Huxen Corp.	276,072	429,809
#	Hwa Fong Rubber Industrial Co. Ltd.	1,294,096	745,641
#	Hwacom Systems, Inc.	460,000	334,269
#	Hwang Chang General Contractor Co. Ltd.	160,000	305,726
	Hycon Technology Corp.	105,169	177,165
*	Ibase Gaming, Inc.	58,000	70,585
#	Ibase Technology, Inc.	551,345	1,378,708
	IBF Financial Holdings Co. Ltd.	18,998,377	8,818,383
	ICARES Medicus, Inc.	17,600	80,159
#	Ichia Technologies, Inc.	1,688,255	2,084,895
#	I-Chiun Precision Industry Co. Ltd.	1,155,784	3,974,975
*	Ideal Bike Corp.	672,324	200,816
#	IEI Integration Corp.	936,173	2,366,298
#*	In Win Development, Inc.	90,000	318,619
	Inergy Technology, Inc.	49,000	115,240
#	Infortrend Technology, Inc.	1,508,866	1,391,529
#	Info-Tek Corp.	502,000	600,593
#	Ingentec Corp.	74,178	510,768
	Innodisk Corp.	569,087	4,779,585
	Innolux Corp.	31,875,865	14,991,838
#	Inpaq Technology Co. Ltd.	607,199	1,555,774
#	Insyde Software Corp.	181,200	2,285,585
#	Intai Technology Corp.	241,800	872,762
#	Integrated Service Technology, Inc.	666,669	2,737,735
#*	IntelliEPI, Inc.	141,000	233,138
#	Interactive Digital Technologies, Inc.	114,000	296,551
#*	International CSRC Investment Holdings Co.	4,824,083	2,514,557
	International Games System Co. Ltd.	1,098,000	25,121,061
	Inventec Corp.	4,922,276	7,278,877
	Iron Force Industrial Co. Ltd.	301,682	883,252
#	I-Sheng Electric Wire & Cable Co. Ltd.	747,000	1,233,858
#	ITE Technology, Inc.	896,646	4,136,015
#	ITEQ Corp.	1,376,608	3,867,351
#	Jarllytec Co. Ltd.	359,828	1,830,711
#	Jean Co. Ltd.	891,284	992,140
	Jentech Precision Industrial Co. Ltd.	225,356	8,097,018
#	Jess-Link Products Co. Ltd.	561,450	2,871,287
#	Jetway Information Co. Ltd.	265,000	426,780
#	Jetwell Computer Co. Ltd.	62,000	239,736
#	Jia Wei Lifestyle, Inc.	265,000	617,520
#	Jih Lin Technology Co. Ltd.	323,000	626,940
#	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	804,352
#	Jinan Acetate Chemical Co. Ltd.	233,079	6,188,295
*	Jinli Group Holdings Ltd.	688,681	209,134
#	JMC Electronics Co. Ltd.	92,000	132,920

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Johnson Health Tech Co. Ltd.	246,000	$856,692
#	Joinsoon Electronics Manufacturing Co. Ltd.	578,108	357,204
#	Jourdeness Group Ltd.	211,000	300,480
#	JPP Holding Co. Ltd.	36,000	129,742
#	JSL Construction & Development Co. Ltd.	209,423	1,315,117
#	K Laser Technology, Inc.	962,459	665,769
#	Kaimei Electronic Corp.	488,851	1,024,133
#	Kaori Heat Treatment Co. Ltd.	340,321	3,700,323
	Kaulin Manufacturing Co. Ltd.	1,204,684	529,748
#	Kedge Construction Co. Ltd.	346,448	979,290
	Keding Enterprises Co. Ltd.	14,000	57,658
	KEE TAI Properties Co. Ltd.	3,007,101	2,040,944
#	Kenda Rubber Industrial Co. Ltd.	4,042,017	3,936,762
	Kent Industrial Co. Ltd.	99,000	79,678
#	Kerry TJ Logistics Co. Ltd.	1,428,000	1,781,039
#	Key Ware Electronics Co. Ltd.	579,430	257,066
#	Keystone Microtech Corp.	150,000	1,624,888
#	KHGEARS International Ltd.	56,504	205,646
#	Kindom Development Co. Ltd.	3,035,000	5,606,456
#	King Chou Marine Technology Co. Ltd.	504,800	589,726
#	King Polytechnic Engineering Co. Ltd.	318,000	530,275
#	King Slide Works Co. Ltd.	157,450	5,444,274
#	King Yuan Electronics Co. Ltd.	7,380,032	24,060,077
#	King's Town Bank Co. Ltd.	5,828,653	10,456,630
#*	King's Town Construction Co. Ltd.	659,690	2,071,966
	Kingstate Electronics Corp.	42,000	62,204
#	Kinik Co.	502,000	4,850,398
#	Kinko Optical Co. Ltd.	759,120	640,866
#	Kinpo Electronics	8,325,892	6,010,596
#	Kinsus Interconnect Technology Corp.	2,525,476	8,259,420
	KMC Kuei Meng International, Inc.	448,951	2,018,403
#	KNH Enterprise Co. Ltd.	719,150	447,481
#	Ko Ja Cayman Co. Ltd.	137,000	195,307
#	KS Terminals, Inc.	966,290	2,247,421
	Kuen Ling Machinery Refrigerating Co. Ltd.	11,000	15,243
	Kung Long Batteries Industrial Co. Ltd.	424,000	1,882,130
#*	Kung Sing Engineering Corp.	3,354,135	1,331,622
#	Kuo Toong International Co. Ltd.	1,421,735	3,272,721
*	Kuo Yang Construction Co. Ltd.	1,339,517	1,178,026
#	Kwong Fong Industries Corp.	381,733	143,388
	Kwong Lung Enterprise Co. Ltd.	731,000	1,276,882
	KYE Systems Corp.	245,107	430,342
#	L&K Engineering Co. Ltd.	1,117,261	8,014,728
#	La Kaffa International Co. Ltd.	221,947	694,899
*	LAN FA Textile	1,512,412	475,026
#	Lang, Inc.	76,000	85,909
#	Lanner Electronics, Inc.	862,387	2,468,475
	Largan Precision Co. Ltd. (3008 TT)	212,234	18,413,471
#	Laser Tek Taiwan Co. Ltd.	439,086	897,051
#	Laster Tech Corp. Ltd.	572,540	681,959
	LCY Technology Corp.	111,000	79,899
#*	Leader Electronics, Inc.	311,097	166,426
#*	Lealea Enterprise Co. Ltd.	5,120,683	1,578,068
*	Leatec Fine Ceramics Co. Ltd.	23,000	21,733
#	Ledlink Optics, Inc.	309,858	309,155
#	LEE CHI Enterprises Co. Ltd.	1,204,000	650,697
#	Lelon Electronics Corp.	639,122	1,653,445
#	Lemtech Holdings Co. Ltd.	215,032	671,452
#	Leo Systems, Inc.	130,000	153,778

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Leofoo Development Co. Ltd.	790,010	$455,124
#*	Li Cheng Enterprise Co. Ltd.	561,057	265,647
#*	Li Peng Enterprise Co. Ltd.	3,785,060	1,207,623
#	Lian HWA Food Corp.	671,355	2,456,496
#	Lida Holdings Ltd.	435,000	361,934
	Lien Hwa Industrial Holdings Corp.	2,987,787	5,702,977
	Ligitek Electronics Co. Ltd.	97,000	67,239
#	Lingsen Precision Industries Ltd.	2,676,490	1,710,182
#	Lintes Technology Co. Ltd.	26,000	138,012
#	Lion Travel Service Co. Ltd.	545,000	2,506,187
#	Lite-On Technology Corp.	4,371,419	13,369,154
#	Liton Technology Corp.	346,000	462,788
#*	Long Bon International Co. Ltd.	2,254,276	1,733,382
#	Long Da Construction & Development Corp.	1,230,000	2,084,813
#*	Longchen Paper & Packaging Co. Ltd.	5,934,003	2,527,540
#	Longwell Co.	1,004,000	2,498,981
#	Loop Telecommunication International, Inc.	64,000	123,523
	Lotes Co. Ltd.	379,223	16,335,555
#	Lotus Pharmaceutical Co. Ltd.	673,000	5,439,289
#	Lu Hai Holding Corp.	377,354	353,710
#	Lucky Cement Corp.	1,165,000	581,712
#	Lumax International Corp. Ltd.	570,513	2,061,609
*	Lung Yen Life Service Corp.	1,035,000	1,607,993
	Lungteh Shipbuilding Co. Ltd.	314,000	1,218,022
#	Luxe Green Energy Technology Co. Ltd.	338,048	330,234
#	LuxNet Corp.	163,705	524,093
#	M3 Technology, Inc.	39,000	149,859
#	M31 Technology Corp.	64,080	2,211,697
#	Macauto Industrial Co. Ltd.	403,000	858,474
	Machvision, Inc.	216,890	2,140,389
#	Macroblock, Inc.	229,000	616,898
#	Macronix International Co. Ltd.	10,906,837	9,824,362
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	149,932
	Makalot Industrial Co. Ltd.	702,670	9,631,031
#	Marketech International Corp.	614,000	2,847,713
#	Materials Analysis Technology, Inc.	378,179	3,090,960
#	Maxigen Biotech, Inc.	181,650	238,576
#	Mayer Steel Pipe Corp.	1,069,086	947,601
#	Maywufa Co. Ltd.	178,462	131,283
#	Mechema Chemicals International Corp.	249,000	537,168
	Medeon Biodesign, Inc.	114,549	158,834
#	MediaTek, Inc.	2,597,823	98,938,397
	Mega Financial Holding Co. Ltd.	12,828,602	16,915,999
#	Meiloon Industrial Co.	518,911	434,230
#*	Mercuries & Associates Holding Ltd.	3,576,247	2,164,961
#	Mercuries Data Systems Ltd.	52,000	45,556
#*	Mercuries Life Insurance Co. Ltd.	19,047,033	4,481,691
	Merida Industry Co. Ltd.	825,588	6,322,557
	Merry Electronics Co. Ltd.	1,458,771	5,514,033
#	METAAGE Corp.	435,000	780,145
*	Metatech AP, Inc.	70,000	94,104
#	Microbio Co. Ltd.	1,083,000	1,335,460
	Micro-Star International Co. Ltd.	2,891,465	15,086,161
#	Mildef Crete, Inc.	328,000	934,943
#	MIN AIK Technology Co. Ltd.	811,249	718,254
	Mirle Automation Corp.	484,512	1,160,997
	Mitac Holdings Corp.	6,455,535	8,398,704
	Mitake Information Corp.	31,000	59,242
	MJ International Co. Ltd.	47,000	84,520

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Mobiletron Electronics Co. Ltd.	504,960	$674,911
#	momo.com, Inc.	295,548	3,763,943
#	MOSA Industrial Corp.	630,162	511,615
#	Mosel Vitelic, Inc.	148,000	147,036
#	Motech Industries, Inc.	1,466,000	1,283,714
#	MPI Corp.	639,000	10,610,498
#	MSSCORPS Co. Ltd.	237,000	986,131
#*	My Humble House Hospitality Management Consulting	37,000	76,288
#	Nak Sealing Technologies Corp.	429,549	1,669,694
#	Namchow Holdings Co. Ltd.	1,457,000	2,647,192
	Nan Juen International Co. Ltd.	3,000	17,023
*	Nan Kang Rubber Tire Co. Ltd.	462,000	744,697
	Nan Liu Enterprise Co. Ltd.	249,000	533,367
#	Nan Pao Resins Chemical Co. Ltd.	309,000	3,112,962
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	977,072	493,808
#	Nan Ya Plastics Corp.	8,287,584	12,681,390
#	Nan Ya Printed Circuit Board Corp.	1,015,211	5,198,179
#	Nang Kuang Pharmaceutical Co. Ltd.	399,000	565,064
	Nantex Industry Co. Ltd.	1,685,363	2,062,045
#*	Nanya Technology Corp.	3,573,751	6,291,199
#	National Aerospace Fasteners Corp.	125,000	374,004
#	National Petroleum Co. Ltd.	643,000	1,267,644
#	Netronix, Inc.	439,000	1,657,496
*	New Asia Construction & Development Corp.	821,000	343,917
	New Best Wire Industrial Co. Ltd.	189,200	197,639
#*	Newmax Technology Co. Ltd.	454,000	402,366
#	Nexcom International Co. Ltd.	696,267	1,070,331
#	Nichidenbo Corp.	1,181,552	2,326,060
#	Nidec Chaun-Choung Technology Corp.	134,000	1,031,529
#	Nien Hsing Textile Co. Ltd.	805,656	479,882
	Nien Made Enterprise Co. Ltd.	816,000	9,910,328
#	Niko Semiconductor Co. Ltd.	392,080	616,989
#	Nishoku Technology, Inc.	282,800	1,293,451
#	Nova Technology Corp.	198,000	977,611
#	Novatek Microelectronics Corp.	1,416,000	22,836,621
#	Nuvoton Technology Corp.	1,255,000	4,033,866
#	Nyquest Technology Co. Ltd.	100,000	187,058
	O-Bank Co. Ltd.	4,778,961	1,488,197
#*	Ocean Plastics Co. Ltd.	873,000	993,523
	OFCO Industrial Corp.	79,696	59,031
	OK Biotech Co. Ltd.	103,718	82,428
#	Oneness Biotech Co. Ltd.	327,871	1,586,176
#	Optimax Technology Corp.	119,000	112,520
#	Orient Europharma Co. Ltd.	161,000	236,157
#	Orient Semiconductor Electronics Ltd.	3,333,637	4,965,617
#	Oriental Union Chemical Corp.	3,724,819	2,033,526
#	O-TA Precision Industry Co. Ltd.	519,683	1,421,947
#	Pacific Construction Co.	1,439,276	535,521
#	Pacific Hospital Supply Co. Ltd.	387,706	1,002,553
#	PADAUK Technology Co. Ltd.	17,855	62,777
#*	Paiho Shih Holdings Corp.	1,223,086	709,250
	Pan Asia Chemical Corp.	438,787	214,655
#	Pan German Universal Motors Ltd.	97,000	875,873
#	Pan Jit International, Inc.	1,917,074	3,209,997
#	Pan Ram International Corp.	119,000	126,210
#	Pan-International Industrial Corp.	2,891,854	3,117,728
#	Panion & BF Biotech, Inc.	385,753	1,111,646
	Parade Technologies Ltd.	231,805	5,260,839
#*	Paragon Technologies Co. Ltd.	306,248	361,915

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Parpro Corp.	245,000	$233,710
	Patec Precision Industry Co. Ltd.	9,000	27,549
#*	PChome Online, Inc.	820,581	810,091
#	PCL Technologies, Inc.	397,129	903,157
#	P-Duke Technology Co. Ltd.	340,644	957,268
#	Pegatron Corp.	6,980,293	21,562,983
#	Pegavision Corp.	301,912	3,870,271
*	PharmaEssentia Corp.	291,000	5,842,382
#*	Phihong Technology Co. Ltd.	109,000	141,579
	Phison Electronics Corp.	508,000	8,003,698
#	Phoenix Silicon International Corp.	1,060,010	3,900,606
#	Phoenix Tours International, Inc.	157,800	315,504
*	Phytohealth Corp.	301,000	177,951
#	Pixart Imaging, Inc.	995,000	4,973,672
#	Planet Technology Corp.	208,000	991,072
#	Plastron Precision Co. Ltd.	656,491	307,870
#*	Plotech Co. Ltd.	459,800	230,481
#	Polytronics Technology Corp.	404,239	691,872
#	Posiflex Technology, Inc.	192,939	1,104,545
	Pou Chen Corp.	8,125,005	8,968,586
#	Power Wind Health Industry, Inc.	211,319	741,363
#*	Powerchip Semiconductor Manufacturing Corp.	12,903,000	9,141,785
#	Powertech Technology, Inc.	4,454,580	22,399,492
#	Powertip Technology Corp.	201,000	89,188
#	Poya International Co. Ltd.	310,226	4,851,465
	President Chain Store Corp.	1,792,728	15,184,825
	President Securities Corp.	6,498,644	5,465,760
	Primax Electronics Ltd.	3,242,000	9,082,077
#	Prince Housing & Development Corp.	7,963,140	3,023,351
#	Princeton Technology Corp.	70,000	49,153
#	Pro Hawk Corp.	93,000	484,700
#	Progate Group Corp.	67,000	447,616
#	Promate Electronic Co. Ltd.	1,237,000	3,372,990
#	Prosperity Dielectrics Co. Ltd.	801,687	1,242,818
	P-Two Industries, Inc.	17,000	15,601
#	Qisda Corp.	6,365,525	6,797,424
#	QST International Corp.	420,738	966,029
#	Qualipoly Chemical Corp.	681,893	985,565
#	Quang Viet Enterprise Co. Ltd.	261,000	879,420
	Quanta Computer, Inc.	2,256,436	19,224,269
#	Quanta Storage, Inc.	1,339,000	4,123,496
#	Quintain Steel Co. Ltd.	2,151,384	935,860
#	Radiant Opto-Electronics Corp.	2,121,692	11,587,096
#*	Radium Life Tech Co. Ltd.	5,209,833	1,852,567
	Rafael Microelectronics, Inc.	55,097	203,179
#	Raydium Semiconductor Corp.	250,000	2,865,351
	Realtek Semiconductor Corp.	703,861	11,103,383
	Rechi Precision Co. Ltd.	2,437,292	2,258,047
#	Rexon Industrial Corp. Ltd.	799,559	1,038,487
#*	Rich Development Co. Ltd.	3,758,769	1,578,413
*	Right WAY Industrial Co. Ltd.	129,000	65,749
	RiTdisplay Corp.	104,402	139,810
*	Ritek Corp.	4,923,593	2,729,665
#	Rodex Fasteners Corp.	125,000	170,344
*††	Roo Hsing Co. Ltd.	3,680,000	406,123
#	Ruby Tech Corp.	55,000	103,457
	Ruentex Development Co. Ltd.	4,682,217	7,350,455
#	Ruentex Engineering & Construction Co.	408,440	2,842,904
#	Ruentex Industries Ltd.	2,884,253	7,092,457

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Run Long Construction Co. Ltd.	1,623,213	$6,093,820
#	Sakura Development Co. Ltd.	386,514	935,894
#	Sampo Corp.	2,123,895	1,831,027
#	San Fang Chemical Industry Co. Ltd.	1,244,659	1,198,280
#	San Far Property Ltd.	1,234,297	1,655,281
#	San Fu Chemical Co. Ltd.	181,000	710,581
#	San Shing Fastech Corp.	684,622	1,186,241
#	Sanitar Co. Ltd.	303,000	376,620
#	Sanyang Motor Co. Ltd.	3,330,802	7,801,679
#	Savior Lifetec Corp.	1,485,203	1,012,172
	Scan-D Corp.	7,000	8,741
#	SCI Pharmtech, Inc.	227,696	633,543
#	Scientech Corp.	186,000	2,328,427
	ScinoPharm Taiwan Ltd.	1,195,000	944,170
#	SciVision Biotech, Inc.	171,000	565,825
	SDI Corp.	929,000	3,406,676
#	Sea & Land Integrated Corp.	92,500	75,486
#	Sea Sonic Electronics Co. Ltd.	276,000	689,553
	Senao International Co. Ltd.	521,547	590,041
#	Senao Networks, Inc.	195,000	952,812
#	Sensortek Technology Corp.	118,000	1,052,484
#	Sercomm Corp.	2,116,000	7,391,464
#	Sesoda Corp.	1,341,261	1,454,481
	Shanghai Commercial & Savings Bank Ltd.	4,441,660	5,658,575
#	Shan-Loong Transportation Co. Ltd.	619,247	419,175
	Sharehope Medicine Co. Ltd.	678,473	651,822
	Sheh Fung Screws Co. Ltd.	89,000	161,596
#	Sheng Yu Steel Co. Ltd.	1,008,000	785,897
#	ShenMao Technology, Inc.	620,450	1,369,349
#	Shieh Yih Machinery Industry Co. Ltd.	582,000	760,432
#	Shih Her Technologies, Inc.	373,000	1,043,321
#*	Shih Wei Navigation Co. Ltd.	2,726,634	1,591,490
*	Shihlin Development Co. Ltd.	80,000	36,213
#	Shihlin Electric & Engineering Corp.	888,787	6,546,521
*	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	422,074
	Shin Hai Gas Corp.	8,242	13,484
#	Shin Hsiung Natural Gas Co. Ltd.	193,465	312,272
*	Shin Kong Financial Holding Co. Ltd.	47,786,247	15,871,868
#	Shin Ruenn Development Co. Ltd.	346,000	1,170,150
	Shin Shin Natural Gas Co.	12,480	15,356
#	Shin Zu Shing Co. Ltd.	1,104,127	7,196,473
#	Shinfox Energy Co. Ltd.	182,000	884,160
	Shinih Enterprise Co. Ltd.	3,000	2,171
#*	Shining Building Business Co. Ltd.	2,773,622	980,546
#	Shinkong Insurance Co. Ltd.	1,833,784	5,302,474
	Shinkong Synthetic Fibers Corp.	8,122,844	4,256,803
#	Shinkong Textile Co. Ltd.	920,169	1,347,157
#	Shiny Chemical Industrial Co. Ltd.	634,302	2,976,977
*	Shun On Electronic Co. Ltd.	94,000	81,606
#	ShunSin Technology Holding Ltd.	247,000	1,716,712
#	Shuttle, Inc.	2,415,000	1,682,789
	Sigurd Microelectronics Corp.	3,773,523	8,923,406
	Silergy Corp.	611,000	8,447,374
	Silicon Integrated Systems Corp.	1,542,905	3,724,185
#	Silicon Power Computer & Communications, Inc.	128,000	154,988
	Silitech Technology Corp.	69,521	79,271
#	Simplo Technology Co. Ltd.	764,880	8,406,165
#	Sinbon Electronics Co. Ltd.	684,849	6,883,255
	Sincere Navigation Corp.	2,291,741	1,859,336

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Singatron Enterprise Co. Ltd.	295,000	$353,541
#	Single Well Industrial Corp.	257,351	286,066
#	Sinher Technology, Inc.	406,000	418,159
*	Sinkang Industries Co. Ltd.	16,000	7,666
#	Sinmag Equipment Corp.	296,519	1,329,472
	Sino-American Silicon Products, Inc.	2,509,000	14,780,969
#	Sinon Corp.	3,121,740	4,361,929
	SinoPac Financial Holdings Co. Ltd.	34,843,295	28,362,711
#	Sinopower Semiconductor, Inc.	117,100	357,278
	Sinphar Pharmaceutical Co. Ltd.	698,147	814,207
	Sinyi Realty, Inc.	1,834,314	1,914,271
#	Sirtec International Co. Ltd.	581,000	638,783
#	Sitronix Technology Corp.	733,774	5,587,895
#	Siward Crystal Technology Co. Ltd.	1,214,705	1,140,395
#	Soft-World International Corp.	385,000	1,544,351
#	Solar Applied Materials Technology Corp.	2,627,531	5,094,191
#	Solteam, Inc.	454,269	703,561
*	Solytech Enterprise Corp.	310,000	142,408
#	Sonix Technology Co. Ltd.	951,000	1,402,590
#	Southeast Cement Co. Ltd.	1,181,000	845,610
#	Speed Tech Corp.	706,000	1,096,084
	Spirox Corp.	273,745	615,564
#	Sporton International, Inc.	600,844	4,122,361
#	Sports Gear Co. Ltd.	173,000	533,335
#	St. Shine Optical Co. Ltd.	397,000	2,136,477
#	Standard Chemical & Pharmaceutical Co. Ltd.	562,040	1,277,698
	Standard Foods Corp.	2,674,734	3,237,675
#	Stark Technology, Inc.	618,520	2,210,410
#	S-Tech Corp.	339,000	359,800
#	STL Technology Co. Ltd.	124,000	105,197
#	Sumeeko Industries Co. Ltd.	92,000	366,691
	Sun Race Sturmey-Archer, Inc.	204,000	195,321
#	Sun Yad Construction Co. Ltd.	570,495	362,676
	Sunfun Info Co. Ltd.	10,760	78,856
#	Sunjuice Holdings Co. Ltd.	58,000	315,334
#	Sunko INK Co. Ltd.	373,800	177,744
#	SunMax Biotechnology Co. Ltd.	138,000	1,160,005
#	Sunny Friend Environmental Technology Co. Ltd.	535,257	1,621,080
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,792,001	5,270,721
#	Sunplus Innovation Technology, Inc.	100,000	499,279
#*	Sunplus Technology Co. Ltd.	2,976,153	2,985,262
#	Sunrex Technology Corp.	1,238,145	2,061,576
#	Sunspring Metal Corp.	932,291	929,644
#*	Super Dragon Technology Co. Ltd.	170,000	186,916
#	Superior Plating Technology Co. Ltd.	89,000	162,425
#	Supreme Electronics Co. Ltd.	3,451,051	8,245,008
#	Swancor Holding Co. Ltd.	421,000	1,464,036
#	Sweeten Real Estate Development Co. Ltd.	1,192,034	1,623,504
#	Symtek Automation Asia Co. Ltd.	426,555	1,498,140
#	Syncmold Enterprise Corp.	718,000	2,192,299
*	SYNergy ScienTech Corp.	124,000	88,180
	Syngen Biotech Co. Ltd.	14,000	68,029
#	Synmosa Biopharma Corp.	1,312,705	1,635,873
#	Synnex Technology International Corp.	3,903,732	8,480,173
	Syn-Tech Chem & Pharm Co. Ltd.	4,000	12,099
#	Syscom Computer Engineering Co.	71,000	123,580
	Systex Corp.	963,293	3,603,220
	T3EX Global Holdings Corp.	712,178	2,021,069
#	TA Chen Stainless Pipe	10,458,566	12,489,431

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ta Liang Technology Co. Ltd.	318,270	$711,470
#	Ta Ya Electric Wire & Cable	3,906,849	6,477,854
#	Ta Yih Industrial Co. Ltd.	211,000	250,229
	Tah Hsin Industrial Corp.	233,378	510,773
	TAI Roun Products Co. Ltd.	228,000	106,605
	TA-I Technology Co. Ltd.	758,834	1,173,865
#*	Tai Tung Communication Co. Ltd.	933,230	794,525
	Taichung Commercial Bank Co. Ltd.	27,955,336	15,196,223
	TaiDoc Technology Corp.	531,532	2,629,029
#	Taiflex Scientific Co. Ltd.	1,255,659	2,105,165
#	Tailyn Technologies, Inc.	73,000	72,736
#	Taimide Tech, Inc.	644,940	817,164
#	Tainan Enterprises Co. Ltd.	643,289	739,267
	Tainan Spinning Co. Ltd.	7,949,791	4,282,721
*	Tainergy Tech Co. Ltd.	246,000	161,878
#	Tai-Saw Technology Co. Ltd.	498,960	423,888
#	Taishin Financial Holding Co. Ltd.	33,435,088	20,721,880
#	TaiSol Electronics Co. Ltd.	478,000	1,247,511
#*	Taisun Enterprise Co. Ltd.	1,064,775	681,910
#	Taita Chemical Co. Ltd.	1,632,792	907,475
#	TAI-TECH Advanced Electronics Co. Ltd.	314,000	1,249,938
	Taitien Electronics Co. Ltd.	94,000	83,253
	Taiwan Business Bank	25,502,327	14,612,263
	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	735,807
#	Taiwan Cogeneration Corp.	2,955,578	4,177,890
	Taiwan Cooperative Financial Holding Co. Ltd.	19,853,546	16,279,599
	Taiwan Environment Scientific Co. Ltd.	38,640	70,335
#	Taiwan FamilyMart Co. Ltd.	203,000	1,171,281
#	Taiwan Fertilizer Co. Ltd.	2,950,000	5,805,280
	Taiwan Fire & Marine Insurance Co. Ltd.	1,425,880	1,225,459
	Taiwan Fructose Co. Ltd.	59,000	31,892
#	Taiwan FU Hsing Industrial Co. Ltd.	1,126,000	1,926,836
#*	Taiwan Glass Industry Corp.	6,149,904	3,284,667
#	Taiwan High Speed Rail Corp.	5,263,000	4,779,206
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,309,545	11,017,680
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,218,000	1,537,946
#	Taiwan IC Packaging Corp.	305,000	185,724
††	Taiwan Land Development Corp.	6,008,009	91,847
#	Taiwan Line Tek Electronic	515,700	504,218
#	Taiwan Mask Corp.	1,537,000	3,368,902
	Taiwan Mobile Co. Ltd.	5,515,900	17,744,662
#	Taiwan Navigation Co. Ltd.	1,552,720	1,603,298
	Taiwan Paiho Ltd.	2,145,152	4,394,646
#	Taiwan PCB Techvest Co. Ltd.	2,217,816	2,515,650
	Taiwan Pelican Express Co. Ltd.	86,000	97,396
#	Taiwan Sakura Corp.	1,186,243	3,515,652
#	Taiwan Sanyo Electric Co. Ltd.	541,650	693,189
	Taiwan Secom Co. Ltd.	1,664,405	6,734,020
#	Taiwan Semiconductor Co. Ltd.	1,796,000	3,466,711
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	40,292,652	1,175,388,606
#	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2,715,823	450,283,453
#	Taiwan Shin Kong Security Co. Ltd.	1,721,226	2,126,100
	Taiwan Steel Union Co. Ltd.	141,000	478,561
#	Taiwan Styrene Monomer	3,139,404	1,330,851
#	Taiwan Surface Mounting Technology Corp.	2,338,674	8,826,656
#	Taiwan Taxi Co. Ltd.	210,722	716,463
#*	Taiwan TEA Corp.	4,313,896	2,922,604
#	Taiwan Union Technology Corp.	2,182,000	10,771,483
#	Taiwan-Asia Semiconductor Corp.	2,092,537	2,425,047

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiyen Biotech Co. Ltd.	707,910	$734,476
*	Tang Eng Iron Works Co. Ltd.	152,000	149,199
#*	Tatung Co. Ltd.	4,436,588	6,798,238
#	TBI Motion Technology Co. Ltd.	323,000	335,694
#	TCC Group Holdings Co. Ltd.	14,251,055	15,078,042
#	TCI Co. Ltd.	698,282	3,049,036
#	Te Chang Construction Co. Ltd.	492,980	872,360
#	Teco Electric & Machinery Co. Ltd.	4,643,000	6,904,486
	Tehmag Foods Corp.	120,860	1,156,638
#	TEKOM Technologies, Inc.	40,000	121,776
	Ten Ren Tea Co. Ltd.	171,170	174,600
	Tera Autotech Corp.	24,863	20,601
	Test Research, Inc.	1,115,370	5,012,222
#	Test Rite International Co. Ltd.	1,513,166	940,534
#*	Tex-Ray Industrial Co. Ltd.	990,000	342,903
#	Thermaltake Technology Co. Ltd.	260,391	322,687
#	Thinking Electronic Industrial Co. Ltd.	520,058	2,634,140
#	Thye Ming Industrial Co. Ltd.	904,793	2,105,168
	Tofu Restaurant Co. Ltd.	23,280	185,788
	Ton Yi Industrial Corp.	6,584,300	2,986,391
#	Tong Hsing Electronic Industries Ltd.	1,464,637	6,194,919
	Tong Ming Enterprise Co. Ltd.	180,000	171,688
#	Tong Yang Industry Co. Ltd.	2,539,341	7,224,257
#	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	1,329,192
#	Top Union Electronics Corp.	863,835	816,256
	Topco Scientific Co. Ltd.	1,091,707	8,979,464
#	Topco Technologies Corp.	307,468	664,723
#	Topkey Corp.	465,000	2,651,228
#	Topoint Technology Co. Ltd.	1,041,993	1,126,889
#	Toung Loong Textile Manufacturing	622,980	448,055
#*	TPK Holding Co. Ltd.	2,495,000	3,385,072
#	Trade-Van Information Services Co.	388,000	893,623
	Transart Graphics Co. Ltd.	31,000	47,247
#	Transcend Information, Inc.	1,258,870	3,821,359
	Transcom, Inc.	267,300	1,296,754
	Tripod Technology Corp.	1,865,660	11,449,637
	Trusval Technology Co. Ltd.	37,867	214,074
#	Tsang Yow Industrial Co. Ltd.	383,000	342,522
#	Tsann Kuen Enterprise Co. Ltd.	497,865	529,227
#	TSC Auto ID Technology Co. Ltd.	215,085	1,263,940
#	TSEC Corp.	550,000	465,200
	TSRC Corp.	4,323,154	3,001,841
	TST Group Holding Ltd.	6,600	21,090
#	Ttet Union Corp.	262,000	1,136,063
#	TTFB Co. Ltd.	148,036	941,831
	TTY Biopharm Co. Ltd.	1,548,991	3,497,930
#*	Tul Corp.	40,000	94,022
	Tung Ho Steel Enterprise Corp.	4,464,052	10,015,382
	Tung Ho Textile Co. Ltd.	17,000	11,918
#	Tung Thih Electronic Co. Ltd.	444,000	1,277,526
#	TURVO International Co. Ltd.	229,515	882,801
	TXC Corp.	2,510,762	7,929,249
#	TYC Brother Industrial Co. Ltd.	1,212,333	2,441,450
#	Tycoons Group Enterprise	2,237,327	706,399
*	Tyntek Corp.	1,844,413	1,055,915
#	TZE Shin International Co. Ltd.	652,200	529,798
#	UDE Corp.	533,000	1,197,689
#	Ultra Chip, Inc.	260,000	694,943
	U-MEDIA Communications, Inc.	22,000	35,477

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	U-Ming Marine Transport Corp.	3,491,200	$5,512,915
#	Unic Technology Corp.	517,000	542,486
#	Unictron Technologies Corp.	117,000	257,739
#	Uniform Industrial Corp.	78,000	81,583
	Unimicron Technology Corp.	4,277,563	23,836,347
#	Union Bank of Taiwan	11,159,003	5,087,881
#*	Union Insurance Co. Ltd.	95,000	102,760
#	Uni-President Enterprises Corp.	16,263,734	41,796,255
	Unitech Computer Co. Ltd.	543,365	603,260
#	Unitech Printed Circuit Board Corp.	4,216,516	4,604,449
#*	United Alloy-Tech Co.	59,000	58,819
#	United Integrated Services Co. Ltd.	1,046,640	10,964,865
#	United Microelectronics Corp. (2303 TT)	24,563,441	39,131,829
#	United Microelectronics Corp. (UMC US), Sponsored ADR	82,862	693,555
	United Orthopedic Corp.	572,468	1,608,064
#	United Radiant Technology	569,000	308,687
#	United Recommend International Co. Ltd.	223,056	465,351
#*	United Renewable Energy Co. Ltd.	8,651,644	3,355,299
*††	Unity Opto Technology Co. Ltd.	3,736,276	0
#	Univacco Technology, Inc.	301,000	426,594
#	Universal Cement Corp.	2,954,065	3,003,377
	Universal Microelectronics Co. Ltd.	29,000	21,034
#	Universal Microwave Technology, Inc.	54,000	532,909
#	Universal Textile Co. Ltd.	65,000	33,056
#	Universal Vision Biotechnology Co. Ltd.	272,764	1,863,563
#	Universal, Inc.	199,000	174,187
	UPC Technology Corp.	5,461,684	2,091,174
#*	UPI Semiconductor Corp.	38,000	301,944
	Userjoy Technology Co. Ltd.	309,536	755,614
#	USI Corp.	4,762,226	2,299,122
#*	Usun Technology Co. Ltd.	217,100	312,333
#	U-Tech Media Corp.	438,000	346,823
#	Utechzone Co. Ltd.	377,000	1,317,245
#	UVAT Technology Co. Ltd.	189,000	537,434
#	Value Valves Co. Ltd.	201,000	624,920
#	Vanguard International Semiconductor Corp.	4,943,000	17,619,181
	Ve Wong Corp.	704,524	1,145,829
#	Ventec International Group Co. Ltd.	456,000	1,002,774
#	VIA Labs, Inc.	107,000	589,462
*	Victory New Materials Ltd. Co.	596,500	190,598
#	Viking Tech Corp.	467,000	772,176
#	Visco Vision, Inc.	202,000	1,524,688
#	VisEra Technologies Co. Ltd.	212,000	2,146,815
	Visual Photonics Epitaxy Co. Ltd.	720,224	3,338,917
#	Vivotek, Inc.	55,000	205,457
	Voltronic Power Technology Corp.	246,007	14,001,525
#	Wafer Works Corp.	4,060,544	4,557,095
#	Waffer Technology Corp.	746,623	1,716,586
	Wah Hong Industrial Corp.	418,280	427,701
#	Wah Lee Industrial Corp.	1,354,400	5,679,910
#	Walsin Lihwa Corp.	8,189,881	8,641,742
	Walsin Technology Corp.	2,209,496	7,762,090
#	Walton Advanced Engineering, Inc.	2,036,662	1,143,597
#	Wan Hai Lines Ltd.	2,531,972	6,039,811
#	WAN HWA Enterprise Co.	428,452	171,855
#*	We & Win Development Co. Ltd.	393,000	294,127
#*	We&Win Diversification Co. Ltd.	223,000	368,526
	WEI Chih Steel Industrial Co. Ltd.	285,000	219,451
#	Wei Chuan Foods Corp.	2,609,000	1,446,444

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Weikeng Industrial Co. Ltd.	2,926,979	$2,971,835
#	Well Shin Technology Co. Ltd.	624,443	1,320,826
#	Welldone Co.	131,000	202,148
	WELLELL, Inc.	308,463	259,543
#	Wha Yu Industrial Co. Ltd.	597,000	336,756
#	Wholetech System Hitech Ltd.	393,000	1,182,811
*	Win Semiconductors Corp.	1,203,248	4,992,460
#	Winbond Electronics Corp.	14,836,672	10,577,423
#	Winmate, Inc.	208,000	829,719
#	Winstek Semiconductor Co. Ltd.	523,000	1,710,968
*††	Wintek Corp.	6,349,135	0
	WinWay Technology Co. Ltd.	101,000	3,266,578
	Wisdom Marine Lines Co. Ltd.	3,469,849	7,524,833
#*	Wisechip Semiconductor, Inc.	157,000	156,550
#*	Wiselink Co. Ltd.	151,000	727,562
#	Wistron Corp.	6,777,169	20,391,455
#	Wistron Information Technology & Services Corp.	278,365	1,007,938
	Wistron NeWeb Corp.	1,383,896	5,976,001
#	Wiwynn Corp.	217,000	13,754,325
#	Wonderful Hi-Tech Co. Ltd.	736,000	820,543
#	Wowprime Corp.	661,856	4,253,083
#	WPG Holdings Ltd.	5,758,957	15,175,695
#	WT Microelectronics Co. Ltd.	2,124,766	6,763,381
#	WUS Printed Circuit Co. Ltd.	1,091,507	1,739,854
#	WW Holding, Inc.	33,884	117,989
#*	XAC Automation Corp.	275,000	254,521
#	XinTec, Inc.	1,210,000	8,733,536
#	X-Legend Entertainment Co. Ltd.	36,000	115,941
#	Xxentria Technology Materials Corp.	1,120,098	2,292,721
#	Ya Horng Electronic Co. Ltd.	122,000	239,861
	Yageo Corp.	881,842	21,504,353
#	Yang Ming Marine Transport Corp.	6,339,491	12,285,024
#	Yankey Engineering Co. Ltd.	260,176	2,486,190
#	YC INOX Co. Ltd.	2,519,858	1,846,544
#	YCC Parts Manufacturing Co. Ltd.	153,000	289,054
#	Yea Shin International Development Co. Ltd.	1,553,343	2,419,729
#*	Yeh-Chiang Technology Corp.	39,000	36,972
#	Yem Chio Co. Ltd.	2,972,064	2,000,024
#	Yen Sun Technology Corp.	418,000	657,425
#*	Yeong Guan Energy Technology Group Co. Ltd.	639,031	839,014
#	YFC-Boneagle Electric Co. Ltd.	740,454	511,726
#	YFY, Inc.	7,432,997	6,762,171
#	Yi Jinn Industrial Co. Ltd.	1,392,096	899,027
	Yi Shin Textile Industrial Co. Ltd.	112,000	89,017
*	Yieh Hsing Enterprise Co. Ltd.	150,000	51,291
#	Yieh Phui Enterprise Co. Ltd.	6,669,959	3,090,515
	Yonyu Plastics Co. Ltd.	546,050	496,265
#	Young Fast Optoelectronics Co. Ltd.	669,137	1,279,941
*	Young Optics, Inc.	8,000	13,659
#	Youngtek Electronics Corp.	862,569	1,930,360
#	Yuan High-Tech Development Co. Ltd.	26,000	116,073
	Yuanta Financial Holding Co. Ltd.	30,414,475	30,514,200
#	Yuanta Futures Co. Ltd.	185,145	497,251
#	Yuen Chang Stainless Steel Co. Ltd.	399,000	193,682
#	Yuen Foong Yu Consumer Products Co. Ltd.	452,000	704,356
#	Yulon Finance Corp.	1,692,403	7,998,907
#	Yulon Motor Co. Ltd.	2,946,526	5,504,464
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	935,885
#	Yungshin Construction & Development Co. Ltd.	805,200	7,113,782

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YungShin Global Holding Corp.	1,316,400	$2,108,867
#	Yusin Holding Corp.	118,000	379,565
#	Zeng Hsing Industrial Co. Ltd.	401,733	1,243,529
#	Zenitron Corp.	1,297,000	1,378,394
#	Zero One Technology Co. Ltd.	902,868	2,850,548
#	Zhen Ding Technology Holding Ltd.	3,373,350	14,226,883
#*	Zig Sheng Industrial Co. Ltd.	3,171,638	1,254,316
#*	Zinwell Corp.	2,008,979	1,197,454
#	Zippy Technology Corp.	747,028	1,473,214
#	Zyxel Group Corp.	2,120,320	2,366,387
TOTAL TAIWAN			5,370,728,937
THAILAND — (1.6%)
	AAPICO Hitech PCL (AH/F TB)	2,075,388	931,581
	AAPICO Hitech PCL (AH-R TB), NVDR	30,260	13,583
*	Absolute Clean Energy PCL	13,041,100	482,936
	Advanced Info Service PCL	2,305,509	15,135,057
	Advanced Information Technology PCL, Class F	8,818,150	1,009,344
	AEON Thana Sinsap Thailand PCL	668,900	2,148,662
#	After You PCL	1,722,800	391,491
#	Airports of Thailand PCL	5,831,200	9,242,890
*	AJ Plast PCL	2,075,418	314,413
*	All Energy & Utilities PCL	17,226,600	96,656
	Allianz Ayudhya Capital PCL	136,500	127,329
	Amata Corp. PCL	5,658,800	3,746,603
*	Ananda Development PCL	16,520,707	273,453
	AP Thailand PCL	17,672,736	4,065,547
	Asia Green Energy PCL	4,799,300	175,034
	Asia Plus Group Holdings PCL	18,492,400	1,182,850
*	Asia Precision PCL	1,441,800	88,988
	Asia Sermkij Leasing PCL, NVDR	1,638,750	514,911
	Asian Insulators PCL	2,470,690	239,826
	Asian Sea Corp. PCL, Class F	1,848,050	476,983
#	Asset World Corp. PCL	14,161,300	1,446,125
	Assetwise PCL	90,900	19,126
	B Grimm Power PCL	2,163,500	1,311,028
	Bangchak Corp. PCL	7,829,200	6,918,777
	Bangchak Sriracha PCL	2,607,500	541,324
	Bangkok Airways PCL	3,918,500	2,308,557
	Bangkok Bank PCL (BBLF TB)	2,439,900	9,377,649
	Bangkok Bank PCL (BBLR TB), NVDR	40,800	156,813
#	Bangkok Chain Hospital PCL	4,072,850	1,965,297
#	Bangkok Commercial Asset Management PCL	9,932,598	1,880,910
	Bangkok Dusit Medical Services PCL, Class F	14,307,800	10,536,674
#	Bangkok Expressway & Metro PCL	12,312,955	2,694,377
	Bangkok Land PCL	94,983,952	1,438,949
	Bangkok Life Assurance PCL, NVDR	1,876,340	921,194
*	Bangkok Ranch PCL	4,050,800	270,470
#	Banpu PCL	27,730,313	3,928,688
	Banpu Power PCL	2,346,800	796,641
	BCPG PCL	3,962,000	611,334
#	BEC World PCL	6,788,131	719,852
#	Berli Jucker PCL	3,684,250	2,139,542
	Betagro PCL	347,600	230,141
*	Better World Green PCL	28,132,567	339,374
	BG Container Glass PCL	968,500	172,534
	BKI Holdings PCL	165,140	1,311,113
*	Bound & Beyond PCL	614,200	155,079
	Brooker Group PCL	1,185,200	17,290

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	BTS Group Holdings PCL	14,598,900	$1,761,124
	Bumrungrad Hospital PCL	1,461,400	10,085,689
	Business Online PCL	365,600	64,617
	Cal-Comp Electronics Thailand PCL, Class F	29,282,738	3,056,019
#	Carabao Group PCL, Class F	869,400	1,609,774
	Central Pattana PCL	3,142,600	4,871,052
#	Central Plaza Hotel PCL	916,900	1,061,078
	Central Retail Corp. PCL	5,238,817	4,666,361
#	CH Karnchang PCL	3,629,367	1,975,304
*	Charoen Pokphand Foods PCL	12,509,200	8,422,522
*	Charoong Thai Wire & Cable PCL, Class F	56,200	6,748
	Chayo Group PCL	3,348,500	259,275
	Chiang Mai Ram Medical Business PCL	102,800	5,076
#	Chularat Hospital PCL, Class F	33,082,900	2,227,492
*	CIMB Thai Bank PCL	7,600	96
#	CK Power PCL	7,921,700	862,286
#	Com7 PCL, Class F	4,314,400	2,469,175
*	Country Group Development PCL	23,756,500	219,937
*	Country Group Holdings PCL, Class F	14,076,611	276,438
	CP ALL PCL	4,728,400	7,727,011
	Delta Electronics Thailand PCL	4,299,900	12,304,385
*	Demco PCL	1,164,700	115,669
	Dhipaya Group Holdings PCL	3,194,000	2,531,365
	Diamond Building Products PCL	1,304,600	292,798
	Dohome PCL	93,900	29,504
	Don Muang Tollway PCL	676,000	227,577
	Dynasty Ceramic PCL	24,855,650	1,422,514
	Eastern Polymer Group PCL, Class F	6,039,800	779,438
	Eastern Water Resources Development & Management PCL, Class F	4,568,900	340,953
	Ekachai Medical Care PCL	3,021,790	563,751
	Electricity Generating PCL	607,200	1,669,395
#	Energy Absolute PCL	4,753,700	480,104
	Erawan Group PCL	8,188,900	872,993
#	Exotic Food PCL, Class F	1,343,000	919,321
#	Forth Corp. PCL	1,084,600	316,449
	Forth Smart Service PCL	1,486,849	210,649
	Fortune Parts Industry PCL, Class F	2,261,200	133,217
	Frasers Property Thailand PCL	109,400	44,503
*	General Engineering PCL	3,234,000	9,073
	GFPT PCL	3,485,222	1,271,087
	Global Green Chemicals PCL, Class F	1,630,700	222,337
#	Global Power Synergy PCL, Class F	1,381,626	1,540,739
*	Green Tech Ventures PCL, Class F	19,913,318	67,039
	Gulf Energy Development PCL	2,766,100	3,705,464
#	Gunkul Engineering PCL	22,083,700	1,288,655
	Haad Thip PCL	1,366,500	601,881
	Hana Microelectronics PCL	3,322,753	4,334,634
	Heng Leasing & Capital PCL	3,164,700	94,999
	Home Product Center PCL	17,014,515	4,343,725
	Hwa Fong Rubber Thailand PCL, Class F	695,600	84,303
	ICC International PCL	64,049	57,050
	Ichitan Group PCL	5,097,900	2,302,600
	Index Livingmall PCL	1,163,400	584,229
#	Indorama Ventures PCL	4,523,600	2,449,305
	Interlink Communication PCL	2,598,150	426,404
	Interlink Telecom PCL	663,626	48,034
	Intouch Holdings PCL, Class F	349,500	806,463
#	IRPC PCL	35,871,590	1,479,345
	IT City PCL	163,900	23,220

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Italian-Thai Development PCL	46,877,391	$802,222
*††	ITV PLC	183,700	0
#	Jasmine International PCL	23,293,869	1,816,719
#*	Jasmine Technology Solution PCL	179,500	313,477
#*	Jaymart Group Holdings PCL	3,291,800	1,108,195
#	JMT Network Services PCL	3,889,297	1,243,877
	Jubilee Enterprise PCL	210,000	72,465
	Kang Yong Electric PCL	8,200	78,216
	Karmarts PCL	4,968,793	1,770,337
	Kasikornbank PCL (KBANKF TB)	91,000	336,990
	Kasikornbank PCL (KBANKR TB), NVDR	714,000	2,634,058
	KCE Electronics PCL	2,767,664	3,455,212
	KGI Securities Thailand PCL	6,128,100	722,065
#	Khon Kaen Sugar Industry PCL	14,390,649	686,326
#	Kiatnakin Phatra Bank PCL	917,507	990,995
	Krung Thai Bank PCL	6,594,532	3,348,605
#	Krungthai Card PCL	2,212,600	2,420,856
	Ladprao General Hospital PCL, Class F	1,209,300	154,025
	Lalin Property PCL	1,613,800	289,755
	Lam Soon Thailand PCL	2,756,000	372,673
#	Land & Houses PCL (LHF TB)	19,870,400	3,205,353
	Land & Houses PCL (LHR TB), NVDR	3,074,080	495,889
#	Lanna Resources PCL	2,105,450	826,941
	LH Financial Group PCL	35,100,527	797,627
	Loxley PCL	11,146,635	444,052
#	LPN Development PCL	9,471,996	839,711
	Major Cineplex Group PCL	2,534,000	938,387
*	Malee Group PCL	1,217,700	362,116
	MBK PCL	5,831,128	2,666,500
	MC Group PCL	2,242,000	647,850
	MCS Steel PCL	3,750,900	705,037
*	MDX PCL	670,700	57,201
#	Mega Lifesciences PCL	2,158,200	2,209,968
*	Millcon Steel PCL	319,684	897
	Minor International PCL	10,628,130	8,721,358
	MK Restaurants Group PCL	1,013,200	746,150
	Moshi Moshi Retail Corp. PLC	340,600	465,823
	Muang Thai Insurance PCL	27,600	81,302
	Muangthai Capital PCL	2,489,000	2,810,555
	Namyong Terminal PCL	3,230,700	270,094
	Netbay PCL	908,100	341,381
	Ngern Tid Lor PCL	3,287,453	1,438,751
	Noble Development PCL	5,961,100	551,876
	Nonthavej Hospital PCL	72,300	67,442
	Northeast Rubber PCL	8,613,900	1,169,625
	NSL Foods PCL	227,400	188,197
*	Nusasiri PCL	11,715,300	101,886
#	Origin Property PCL, Class F	5,926,435	741,532
#	Osotspa PCL	3,401,900	2,300,064
	PCS Machine Group Holding PCL	1,542,500	212,908
	Plan B Media PCL, Class F	13,233,268	2,747,263
*	Platinum Group PCL, Class F	2,830,700	168,357
	Polyplex Thailand PCL	2,158,087	732,581
	Praram 9 Hospital PCL	1,807,850	907,856
#	Precious Shipping PCL	8,257,500	1,911,190
	Premier Marketing PCL	2,480,700	542,838
	Prima Marine PCL	10,213,134	2,449,777
*	Principal Capital PCL	1,977,300	156,431
	Property Perfect PCL	68,971,887	309,595

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Pruksa Holding PCL	5,276,600	$1,317,485
*	PSG Corp. PCL	3,360,000	50,902
	PTG Energy PCL	8,779,700	1,945,845
	PTT Exploration & Production PCL	5,536,569	22,832,814
	PTT Global Chemical PCL	4,834,258	3,695,708
	PTT Oil & Retail Business PCL	4,705,700	2,085,848
	PTT PCL	36,706,900	32,953,312
	Quality Houses PCL	53,789,704	2,701,180
	R&B Food Supply PCL	2,190,000	466,938
*	Rabbit Holdings PCL, Class F	48,157,981	756,585
*	Raimon Land PCL	20,471,100	172,291
	Rajthanee Hospital PCL	1,046,000	692,540
	Ramkhamhaeng Hospital PCL, Class F	10,500	8,543
#	Ratch Group PCL	2,498,000	1,944,719
	Ratchaphruek Hospital PCL, Class F	2,968,000	482,940
#	Ratchthani Leasing PCL	15,693,623	779,288
#	Regional Container Lines PCL	2,788,100	1,775,561
*	Roctec Global PCL	15,996,700	417,364
	Rojana Industrial Park PCL	5,984,112	948,527
	RS PCL	3,312,560	1,161,650
*	S 11 Group PCL	137,300	7,473
	S Hotels & Resorts PCL	8,446,086	473,900
	Sabina PCL	1,174,815	721,797
	Saha Pathana Inter-Holding PCL	33,600	60,564
	Sahamitr Pressure Container PCL	1,503,700	388,106
	Saha-Union PCL	755,300	635,685
	Saksiam Leasing PCL	1,456,600	212,493
#*	Samart Corp. PCL	2,226,299	390,360
	Sansiri PCL	98,818,085	4,657,438
	Sappe PCL	894,400	2,295,907
#	SC Asset Corp. PCL	14,429,516	1,052,511
	SCB X PCL	2,083,969	6,021,849
††	SCG Ceramics PCL	6,288,800	65,279
#	SCG Packaging PCL	2,397,600	1,900,188
	SCGJWD Logistics PCL	73,200	26,081
	SEAFCO PCL	4,810,502	278,009
	Sena Development PCL	4,559,850	289,108
#	Sermsang Power Corp. Co. Ltd.	2,793,706	489,849
	Siam Cement PCL	514,100	3,187,434
	Siam City Cement PCL (SCCC/F TB)	299,799	1,139,648
	Siam City Cement PCL (SCCC-R TB), NVDR	24	91
#	Siam Global House PCL	4,335,393	1,873,055
	Siam Wellness Group PCL, Class F	2,191,900	418,149
	Siamgas & Petrochemicals PCL	5,893,300	1,107,732
	Sikarin PCL, Class F	1,439,500	395,767
*	Singer Thailand PCL	2,218,600	501,044
#	Singha Estate PCL	21,262,581	447,382
#	Sino-Thai Engineering & Construction PCL	5,650,587	1,505,978
	SiS Distribution Thailand PCL	260,200	173,004
	SISB PCL	1,144,100	1,043,155
	SNC Former PCL	1,905,000	283,251
	Somboon Advance Technology PCL	2,103,125	684,423
	SPCG PCL	3,684,200	837,201
	Sri Trang Agro-Industry PCL	7,539,938	4,188,267
#	Sri Trang Gloves Thailand PCL	6,475,825	1,635,080
#	Srinanaporn Marketing PCL	1,416,100	496,598
	Srisawad Capital 1969 PCL	3,959,028	152,163
#	Srisawad Corp. PCL	3,195,523	2,913,578
	Srithai Superware PCL	8,909,600	337,437

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Srivichai Vejvivat PCL	3,143,900	$917,283
#*	Star Petroleum Refining PCL	10,098,799	2,181,533
	Stars Microelectronics Thailand PCL	5,203,902	303,664
*	STP & I PCL	10,388,833	880,187
	Supalai PCL	8,012,225	3,798,754
*	Super Energy Corp. PCL	141,162,575	1,069,263
	Susco PCL	4,636,300	447,436
	SVI PCL	2,050,000	460,093
	Synnex Thailand PCL	170,160	63,968
	Syntec Construction PCL	7,690,300	330,093
	TAC Consumer PCL, Class F	2,718,300	358,424
#	Taokaenoi Food & Marketing PCL, Class F	2,836,200	763,852
*	Tata Steel Thailand PCL	20,449,400	338,481
	Thai Nakarin Hospital PCL	168,000	166,751
	Thai Oil PCL	4,739,889	6,715,231
*	Thai Reinsurance PCL	9,194,700	152,192
	Thai Solar Energy PCL, Class F	4,315,785	128,341
	Thai Stanley Electric PCL (STANLY/F TB), Class F	241,300	1,401,293
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	7,500	43,554
	Thai Union Group PCL, Class F	9,210,960	3,746,919
	Thai Vegetable Oil PCL	3,470,257	1,986,064
	Thai Wah PCL, Class F	4,164,200	422,904
	Thaicom PCL	4,822,100	1,704,544
#	Thaifoods Group PCL, Class F	11,210,926	1,251,774
	Thaire Life Assurance PCL, Class F	2,464,543	120,306
#	Thanachart Capital PCL	1,087,000	1,433,273
	Thonburi Healthcare Group PCL	1,263,100	956,760
#	Thoresen Thai Agencies PCL	10,575,500	1,854,310
	Tipco Asphalt PCL (TASCO/F TB)	4,113,290	1,823,257
	Tipco Asphalt PCL (TASCO-R TB), NVDR	1,033,600	458,153
	TIPCO Foods PCL	1,532,900	430,046
#	Tisco Financial Group PCL (TISCO/F TB)	997,700	2,589,066
	Tisco Financial Group PCL (TISCOR TB), NVDR	90	234
	TKS Technologies PCL	2,020,672	408,159
	TMBThanachart Bank PCL	58,549,583	2,775,952
	TMT Steel PCL	2,855,800	370,144
	TOA Paint Thailand PCL	1,624,500	829,454
	TPC Power Holding PCL, Class F	1,462,300	250,246
#	TPI Polene PCL	53,425,260	1,708,649
	TPI Polene Power PCL	15,792,139	1,258,232
#	TQM Alpha PCL	1,271,196	998,555
	Triple i Logistics PCL	70,500	11,768
*	Triton Holding PCL	5,331,300	19,444
*	True Corp. PCL	49,837,184	12,932,921
	TTCL PCL	3,006,878	303,682
	TTW PCL	6,428,200	1,596,004
	Union Auction PCL	1,580,200	436,666
	Unique Engineering & Construction PCL	5,285,405	400,353
	United Paper PCL	2,099,100	636,002
	Univanich Palm Oil PCL	5,283,100	1,237,590
	Univentures PCL	4,855,900	211,156
	Vanachai Group PCL	5,890,840	561,898
#*	VGI PCL	18,899,700	864,259
	WHA Corp. PCL	24,177,500	3,561,001
#	WHA Utilities & Power PCL	5,175,400	604,002
	WICE Logistics PCL	2,343,900	430,707
#	Workpoint Entertainment PCL	2,023,180	573,267
*	Xspring Capital PCL	22,742,533	612,508

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	YGGDRAZIL Group PCL	72,000	$2,989
TOTAL THAILAND			453,809,354
TURKEY — (1.2%)
	Adel Kalemcilik Ticaret ve Sanayi AS	46,379	755,571
*	Adese Alisveris Merkezleri Ticaret AS	10,610,126	689,015
	Afyon Cimento Sanayi TAS	501,889	218,149
	Agesa Hayat ve Emeklilik AS	307,731	1,210,249
	Akbank TAS	12,595,705	23,526,783
	Akcansa Cimento AS	337,479	1,521,563
	Aksa Akrilik Kimya Sanayii AS	7,118,334	2,177,681
	Aksa Enerji Uretim AS	613,714	765,418
*	Aksigorta AS	2,769,100	544,592
	Alarko Holding AS	540,663	1,710,804
#*	Albaraka Turk Katilim Bankasi AS	18,054,475	3,418,509
*	Alcatel-Lucent Teletas Telekomunikasyon AS	46,946	136,430
*	Alkim Alkali Kimya AS	571,151	573,416
*	Altinyag Kombinalari AS	194,739	48,743
*	Anadolu Anonim Turk Sigorta Sirketi	1,379,029	4,227,668
	Anadolu Efes Biracilik Ve Malt Sanayii AS	478,509	3,859,814
	Anadolu Hayat Emeklilik AS	532,267	1,875,194
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	239,079	603,183
	Arcelik AS	325,658	1,652,542
	ARD Grup Bilisim Teknolojileri AS	1,002,909	1,189,754
*	Arena Bilgisayar Sanayi ve Ticaret AS	260,997	316,192
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,207,107	2,279,702
	ATP Ticari Bilgisayar Agi VE Elektrik Guc Kaynaklari Uretim Pazarlama VE Ticaret	135,623	489,108
	Aydem Yenilenebilir Enerji AS	627,982	562,421
	Ayen Enerji AS	32,977	30,536
	Aygaz AS	362,002	1,874,986
	Aztek Teknoloji Urunleri Ticaret AS	168,544	343,501
*	Bagfas Bandirma Gubre Fabrikalari AS	282,584	202,779
*	Banvit Bandirma Vitaminli Yem Sanayii AS	106,947	1,017,187
*	Baticim Bati Anadolu Cimento Sanayii AS	463,893	2,584,979
*	BatiSoke Soke Cimento Sanayii TAS	329,339	445,708
	Bera Holding AS	5,995,557	3,085,185
	BIM Birlesik Magazalar AS	502,253	9,491,432
*	Biotrend Cevre VE Enerji Yatirimlari AS	1,206,035	706,822
*	Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	560,349	311,413
	Bogazici Beton Sanayi Ve Ticaret AS	957,575	826,161
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	103,094	1,305,738
	Borusan Yatirim ve Pazarlama AS	11,130	711,779
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	9,827	240,451
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	152,411	497,914
	Bursa Cimento Fabrikasi AS	5,813,803	1,436,492
*	Can2 Termik AS	1,811,639	98,968
	Celebi Hava Servisi AS	17,127	1,049,122
*	Cemas Dokum Sanayi AS	4,704,233	633,527
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,980,568	633,766
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	3,522	290,573
	Cimsa Cimento Sanayi VE Ticaret AS	2,408,369	2,452,386
	Coca-Cola Icecek AS	233,594	5,968,486
	Deva Holding AS	226,098	478,769
	Dogan Sirketler Grubu Holding AS	8,249,041	4,180,050
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	1,363,537	451,449
	Dogus Otomotiv Servis ve Ticaret AS	400,617	2,910,859
	Eczacibasi Yatirim Holding Ortakligi AS	183,057	1,207,870
	EGE Endustri VE Ticaret AS	4,614	1,702,923

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	EGE Gubre Sanayii AS	336,669	$564,823
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	859,769	1,406,232
Ω	Enerjisa Enerji AS	853,184	1,740,097
	Enka Insaat ve Sanayi AS	2,194,936	3,089,144
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	75,784	456,612
	Eregli Demir ve Celik Fabrikalari TAS	1,895,677	3,207,600
	Escar Turizm Tasimacilik Ticaret AS	104,658	1,133,919
*	Escort Teknoloji Yatirim AS	179,572	303,196
*	Esenboga Elektrik Uretim AS	459,956	280,333
	Europap Tezol Kagit Sanayi VE Ticaret AS	495,719	251,824
*	Europen Endustri Insaat Sanayi VE Ticaret AS	1,036,538	483,814
	Ford Otomotiv Sanayi AS	113,734	3,415,059
	Galata Wind Enerji AS	882,981	878,379
	Gentas Genel Metal Sanayi ve Ticaret AS	205,000	60,125
*	Gersan Elektrik Ticaret ve Sanayi AS	222,061	220,668
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	283,869	414,103
	Global Yatirim Holding AS	4,911,688	2,416,830
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	103,575	1,468,996
*	Goodyear Lastikleri TAS	557,241	327,011
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,897,702	1,458,466
	GSD Holding AS	7,249,169	845,549
*	Gubre Fabrikalari TAS	24,931	122,245
*	Hitit Bilgisayar Hizmetleri AS	118,513	255,747
*	Ihlas Holding AS	8,785,408	342,073
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	3,460,230	869,523
*	Info Yatirim AS	759,531	224,748
*	Inveo Yatirim Holding AS	677,973	861,323
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	470,364	638,236
*	Is Finansal Kiralama AS	4,278,335	1,774,897
	Is Yatirim Menkul Degerler AS	3,764,729	4,254,337
*	Isiklar Enerji ve Yapi Holding AS	3,588,618	857,087
*	Izmir Demir Celik Sanayi AS	4,578,613	831,200
	Jantsa Jant Sanayi Ve Ticaret AS	1,391,476	1,147,856
	Kafein Yazilim Hizmetleri Ticaret AS	51,952	194,551
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	580,824	462,632
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	1,797,050	1,296,067
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMB TI), Class B	669,421	439,124
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	4,215,590	3,849,871
*	Karel Elektronik Sanayi ve Ticaret AS	161,217	74,504
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,491,134	695,180
#*	Kartonsan Karton Sanayi ve Ticaret AS	93,341	289,945
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	11,112,488	1,255,303
*	Kerevitas Gida Sanayi ve Ticaret AS	575,467	288,896
	Kervan Gida Sanayi Ve Ticaret AS	542,827	455,519
	Kiler Holding AS	75,129	73,004
	Kimteks Poliuretan Sanayi VE Ticaret AS	139,589	224,675
	KOC Holding AS	2,210,380	14,356,979
	Kocaer Celik Sanayi Ve Ticaret AS	1,129,759	1,535,934
	Kontrolmatik Enerji Ve Muhendislik AS	180,137	350,582
*	Konya Cimento Sanayii AS	5,107	1,182,075
*	Konya Kagit Sanayi VE Ticaret AS	49,850	69,445
#*	Kordsa Teknik Tekstil AS	399,057	1,179,365
	Koza Altin Isletmeleri AS	603,799	422,626
*	Koza Anadolu Metal Madencilik Isletmeleri AS	380,012	699,356
	LDR Turizm AS	282,510	661,261
	Logo Yazilim Sanayi Ve Ticaret AS	367,845	1,245,301
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	107,475	308,393
*	Loras Holding AS	2,644,964	235,641

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Margun Enerji Uretim Sanayi VE Ticaret AS	483,024	$306,562
	Matriks Bilgi Dagitim Hizmetleri AS	24,138	32,143
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,804,971	6,143,555
*	Menderes Tekstil Sanayi ve Ticaret AS	1,202,727	437,799
*	MIA Teknoloji AS	2,131,136	3,821,025
	Migros Ticaret AS	129,551	2,064,229
*Ω	MLP Saglik Hizmetleri AS	378,691	4,202,956
*	Naturel Yenilenebilir Enerji Ticaret AS	270,745	376,341
	Naturelgaz Sanayi ve Ticaret AS	1,249,581	212,240
*	NET Holding AS	1,414,526	1,453,127
#	Nuh Cimento Sanayi AS	283,836	2,623,110
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	7,940,165	1,938,635
*	Orge Enerji Elektrik Taahhut AS	387,937	862,499
	Osmanli Yatirim Menkul Degerler AS	24,519	170,975
	Otokar Otomotiv Ve Savunma Sanayi AS	83,907	1,546,808
*	Oyak Cimento Fabrikalari AS	1,042,386	2,495,356
*	Oyak Yatirim Menkul Degerler AS	290,013	381,243
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	203,772	374,894
*	Parsan Makina Parcalari Sanayii AS	99,686	342,000
*	Pegasus Hava Tasimaciligi AS	732,798	4,955,170
*	Peker Gayrimenkul Yatirim Ortakligi AS	2,117,317	377,275
	Penta Teknoloji Urunleri Dagitim Ticaret AS	539,793	261,586
*	Petkim Petrokimya Holding AS	2,664,681	1,942,592
*	Petrokent Turizm AS	17,271	126,824
*	Pinar SUT Mamulleri Sanayii AS	48,199	124,174
	Polisan Holding AS	987,549	387,331
	Politeknik Metal Sanayi ve Ticaret AS	1,401	340,009
*	Qua Granite Hayal	3,236,610	309,756
*	Ral Yatirim Holding AS	80,831	558,718
*	Reysas Tasimacilik ve Lojistik Ticaret AS	491,436	721,419
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,296,198	2,299,787
*	Sasa Polyester Sanayi AS	213,837	299,829
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	245,351	475,514
	Sekerbank Turk AS	14,366,825	1,856,083
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	684,094	1,194,473
	Sok Marketler Ticaret AS	1,436,569	2,594,728
	SUN Tekstil Sanayi Ve Ticaret AS	340,688	201,173
	Suwen Tekstil Sanayi Pazarlama AS	497,910	502,610
*	TAV Havalimanlari Holding AS	408,330	3,190,508
*	Tekfen Holding AS	2,074,802	3,618,960
*	Teknosa Ic Ve Dis Ticaret AS	844,107	795,135
	Tofas Turk Otomobil Fabrikasi AS	449,960	3,805,739
*	Tukas Gida Sanayi ve Ticaret AS	3,472,403	921,002
*	Tumosan Motor ve Traktor Sanayi AS	309,881	1,207,746
*	Turcas Petrol AS	455,387	385,297
*	Turk Hava Yollari AO	1,661,643	14,507,554
*	Turk Ilac VE Serum Sanayi AS	37,255	27,744
*	Turk Prysmian Kablo ve Sistemleri AS	26,465	28,194
*	Turk Telekomunikasyon AS	1,796,496	2,772,627
	Turk Traktor ve Ziraat Makineleri AS	111,270	2,603,112
	Turkcell Iletisim Hizmetleri AS	3,133,392	9,995,109
	Turkiye Garanti Bankasi AS	2,425,531	9,069,475
	Turkiye Is Bankasi AS, Class C	29,158,737	13,191,197
	Turkiye Petrol Rafinerileri AS	3,708,983	18,289,266
	Turkiye Sigorta AS	1,088,263	1,978,458
*	Turkiye Sinai Kalkinma Bankasi AS	16,051,342	6,108,619
	Turkiye Sise ve Cam Fabrikalari AS	2,021,603	2,871,288
*	Turkiye Vakiflar Bankasi TAO, Class D	3,782,424	2,323,379
*	Ulker Biskuvi Sanayi AS	1,131,743	5,732,366

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Ulusoy Un Sanayi ve Ticaret AS	293,925	$243,764
*	Usak Seramik Sanayii AS	597,485	491,088
*	Vakif Finansal Kiralama AS	8,973,563	802,194
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	165,267	603,296
	Vestel Beyaz Esya Sanayi ve Ticaret AS	3,354,979	2,030,018
*	Vestel Elektronik Sanayi ve Ticaret AS	1,233,962	2,632,099
	Yapi ve Kredi Bankasi AS	15,416,512	14,042,705
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	808,891	757,590
	Yayla Agro Gida Sanayi VE Nakliyat AS	855,062	307,319
	Yunsa Yunlu Sanayi VE Ticare AS	66,262	148,654
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,131,674	234,819
*	Zorlu Enerji Elektrik Uretim AS	11,609,650	1,917,679
TOTAL TURKEY			346,921,141
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	8,888,324	21,535,546
	Abu Dhabi Islamic Bank PJSC	6,804,778	22,692,406
	Abu Dhabi National Hotels	5,728,714	965,260
	Abu Dhabi National Insurance Co. PSC	124,046	206,048
	Abu Dhabi National Oil Co. for Distribution PJSC	9,149,402	8,889,332
*	Abu Dhabi Ports Co. PJSC	1,591,045	2,252,306
	Abu Dhabi Ship Building Co. PJSC	423,920	461,949
	ADNOC Drilling Co. PJSC	5,921,628	7,096,549
	Agility Global PLC	1,969,690	622,072
	Agthia Group PJSC	2,388,575	4,659,646
	Air Arabia PJSC	17,773,379	12,733,665
*	Ajman Bank PJSC	9,280,976	4,722,365
*	AL Seer Marine Supplies & Equipment Co. LLC	745,173	842,306
	AL Yah Satellite Communications Co-PJSC-Yah Sat	3,572,197	2,050,585
	Aldar Properties PJSC	7,638,268	15,371,335
*	Alpha Dhabi Holding PJSC	286,594	948,278
	Amanat Holdings PJSC	7,626,478	2,302,931
*	Amlak Finance PJSC	8,588,913	1,775,175
*	Apex Investment Co. PSC	3,453,044	1,595,117
*††	Arabtec Holding PJSC	1,809,860	0
*	Aramex PJSC	5,081,280	3,447,042
*	Bayanat AI PLC	857,280	560,649
	Burjeel Holdings PLC	4,491,941	3,267,695
*	Dana Gas PJSC	39,694,475	7,401,883
	Deyaar Development PJSC	11,438,161	2,214,138
	Dubai Electricity & Water Authority PJSC	4,353,330	2,821,194
	Dubai Financial Market PJSC	8,442,548	2,942,789
	Dubai Investments PJSC	12,526,527	6,951,625
	Dubai Islamic Bank PJSC	15,938,485	25,393,824
	Emaar Development PJSC	8,650,886	20,008,622
	Emaar Properties PJSC	22,589,280	53,072,701
	Emirates Central Cooling Systems Corp.	3,040,867	1,365,911
	Emirates Driving Co.	282,523	214,628
	Emirates Integrated Telecommunications Co. PJSC	972,421	1,602,408
	Emirates NBD Bank PJSC	5,229,743	27,177,926
*	Emirates Reem Investments PJSC	46,142	32,420
	Emirates Telecommunications Group Co. PJSC	6,974,241	31,102,538
*	EMSTEEL Building Materials PJSC	10,601,833	3,870,409
*	Eshraq Investments PJSC	9,944,885	868,937
	Fertiglobe PLC	7,740,733	5,226,828
	First Abu Dhabi Bank PJSC	6,983,898	24,818,023
*	Ghitha Holding PJSC	97,846	807,788
*	Gulf Navigation Holding PJSC	1,112,100	1,814,083
*	Gulf Pharmaceutical Industries PSC	1,246,662	301,068

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	International Holding Co. PJSC	16,916	$1,910,389
*	Manazel PJSC	13,272,844	1,319,345
*	Multiply Group PJSC	10,318,798	6,463,364
	National Central Cooling Co. PJSC	137,800	114,624
*	National Corp. for Tourism & Hotels	252,089	199,277
	Palms Sports PrJSC	106,169	288,254
	RAK Properties PJSC	9,937,930	2,892,772
	Ras Al Khaimah Ceramics	3,282,604	2,065,838
	Salik Co. PJSC	2,178,220	1,999,166
*	Shuaa Capital PSC	11,499,694	735,928
	Taaleem Holdings PJSC	432,302	439,873
	TECOM Group PJSC	426,952	318,438
*	Union Properties PJSC	17,009,230	1,764,122
TOTAL UNITED ARAB EMIRATES			359,519,390
UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC (AU US)	533,037	14,967,679
UNITED STATES — (0.0%)
#*Ω	Sirnaomics Ltd.	93,400	54,727
TOTAL COMMON STOCKS			27,443,587,510
PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
*	Alpargatas SA	648,450	985,948
	Banco ABC Brasil SA, 6.906%	732,678	2,852,394
Ω	Banco BMG SA, 14.917%	841,100	521,956
	Banco Bradesco SA, 10.553%	6,466,753	14,211,388
	Banco do Estado do Rio Grande do Sul SA Class B, 5.239%	1,623,428	3,283,508
	Banco Mercantil do Brasil SA, 7.520%	5,492	30,392
	Banco Pan SA, 2.478%	1,573,846	2,415,244
	Banco Pine SA, 10.986%	217,197	164,353
	Centrais Eletricas Brasileiras SA Class B, 4.180%	413,077	3,184,903
	Centrais Eletricas de Santa Catarina SA, 8.053%	65,563	872,257
	Cia de Ferro Ligas da Bahia FERBASA, 6.296%	1,543,128	2,242,605
	Cia De Sanena Do Parana, 5.020%	5,415,406	5,304,200
	Cia Energetica de Minas Gerais, 9.945%	5,479,914	10,521,621
	Cia Energetica do Ceara Class A, 3.148%	72,603	393,299
	Cia Paranaense de Energia - Copel Class B, 3.767%	4,802,543	8,567,251
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.974%	705,895	3,065,120
	Energisa SA, 4.450%	2,742	3,704
	Eucatex SA Industria e Comercio, 6.064%	277,759	750,362
	Gerdau SA, 6.097%	2,642,373	8,530,490
	Itau Unibanco Holding SA, 6.925%	5,904,644	35,368,464
	Marcopolo SA, 7.139%	4,397,925	4,719,713
	Petroleo Brasileiro SA, 14.593%	22,001,223	145,516,954
	Raizen SA, 5.668%	6,372,727	3,368,803
	Randon SA Implementos e Participacoes, 4.809%	1,783,426	3,367,483
	Schulz SA, 5.856%	781,878	872,263
	Taurus Armas SA, 5.264%	454,084	925,645
	Track & Field Co. SA, 1.814%	199,400	389,553
	Unipar Carbocloro SA Class B, 5.316%	507,706	4,675,687
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.551%	3,812,467	4,192,524
TOTAL BRAZIL			271,298,084
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 8.073%	329,325	478,319

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

CHILE — (Continued)
	Embotelladora Andina SA Class B, 5.555%	1,081,896	$3,457,472
TOTAL CHILE			3,935,791
COLOMBIA — (0.0%)
	Banco Davivienda SA, 2.775%	362,149	1,627,031
	Bancolombia SA, 10.431%	80,974	677,614
	Grupo Argos SA, 5.175%	93,838	271,020
	Grupo Aval Acciones y Valores SA, 8.282%	9,901,271	1,038,765
	Grupo de Inversiones Suramericana SA, 6.233%	229,435	1,217,686
TOTAL COLOMBIA			4,832,116
INDIA — (0.0%)
*††	Sundaram Clayton Ltd.	2,138	210
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	1,180,647	718,092
TOTAL PREFERRED STOCKS			280,784,293
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	1,956	372
*	Grupo Casas Bahia SA Warrants 09/19/2024	923,963	1,634
*	Localiza Rent a Car SA Rights 08/06/2024	6,076	12,450
*	Zamp SA Rights 08/27/2024	641,893	7,944
TOTAL BRAZIL			22,400
INDIA — (0.0%)
*	Tata Consumer Products Ltd. Rights 08/19/2024	31,492	139,164
SOUTH AFRICA — (0.0%)
#*	Brait PLC Rights 08/08/2024	8,276,482	136,332
#*	Pick n Pay Stores Ltd. Rights 08/02/2024	1,315,214	533,668
TOTAL SOUTH AFRICA			670,000
TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 07/30/2024	896,419	24,544
*	Shin Zu Shing Co. Ltd. Rights 09/13/2024	35,285	44,013
*	Taiwan Hopax Chemicals Manufacturing Co. Ltd. Rights 08/19/2024	136,901	17,909
*	Winbond Electronics Corp. Rights 08/12/2024	908,657	4,147
TOTAL TAIWAN			90,613
THAILAND — (0.0%)
*	Better World Green PCL Warrants	4,479,216	0
*	Better World Green PCL Warrants 08/13/2025	4,524,644	6,347
*	Northeast Rubber PCL Warrants 05/15/2026	1,435,650	31,013
*	Power Solution Technologies PCL Warrants 04/29/2027	656,480	3,131
*	Rml Rates Rec (F) Rights	2,182,420	0
#*	Thaifoods Group PCL Warrants 05/14/2027	1,121,093	27,992
TOTAL THAILAND			68,483

Emerging Markets Core Equity Portfolio
CONTINUED
	Shares	Value»

TURKEY — (0.0%)
* Kontrolmatik Enerji Ve Muhendislik AS Rights 08/02/2024	80,061	$153,388
TOTAL RIGHTS/WARRANTS		1,144,048
TOTAL INVESTMENT SECURITIES (Cost $19,231,081,139)		27,725,515,851

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	17,318,588	200,324,108
TOTAL INVESTMENTS — (100.0%)
(Cost $19,431,416,909)^^			$27,925,839,959
As of July 31, 2024, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,136	09/20/24	$316,535,478	$315,694,400	$(841,078)
Total Futures Contracts			$316,535,478	$315,694,400	$(841,078)
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$877,747,026	$12,544,024	—	$890,291,050
Chile	26,431,753	87,583,102	—	114,014,855
China	449,856,248	5,523,424,184	$13,404,802	5,986,685,234
Colombia	27,198,205	48,036	—	27,246,241
Czech Republic	—	27,691,508	—	27,691,508
Egypt	112,867	9,028,818	—	9,141,685
Greece	1,155,674	125,396,981	—	126,552,655
Hong Kong	—	5,744,682	—	5,744,682
Hungary	—	52,922,644	—	52,922,644
India	204,034,103	6,121,933,284	1,938,496	6,327,905,883
Indonesia	6,521,876	442,414,792	578,720	449,515,388
Kuwait	—	82,582,975	—	82,582,975
Malaysia	51,294	463,901,873	793	463,953,960
Mexico	586,185,627	12,213,286	—	598,398,913
Peru	23,958,279	—	55	23,958,334
Philippines	3,251,886	167,037,656	—	170,289,542
Poland	—	290,245,311	—	290,245,311
Qatar	—	197,103,119	—	197,103,119
Saudi Arabia	1,087,112	1,027,664,026	—	1,028,751,138
South Africa	93,460,891	742,957,376	—	836,418,267
South Korea	63,117,696	3,120,689,020	4,366,182	3,188,172,898
Taiwan	454,906,755	4,915,324,212	497,970	5,370,728,937
Thailand	408,373,973	45,370,102	65,279	453,809,354
Turkey	—	346,921,141	—	346,921,141
United Arab Emirates	31,724,610	327,794,780	—	359,519,390
United Kingdom	14,967,679	—	—	14,967,679

Emerging Markets Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$54,727	—	$54,727
Preferred Stocks
Brazil	$270,776,128	521,956	—	271,298,084
Chile	—	3,935,791	—	3,935,791
Colombia	4,832,116	—	—	4,832,116
India	—	—	$210	210
Philippines	—	718,092	—	718,092
Rights/Warrants
Brazil	—	22,400	—	22,400
India	—	139,164	—	139,164
South Africa	—	670,000	—	670,000
Taiwan	—	90,613	—	90,613
Thailand	—	68,483	—	68,483
Turkey	—	153,388	—	153,388
Securities Lending Collateral	—	200,324,108	—	200,324,108
Total Investments in Securities	$3,549,751,798	$24,355,235,654	$20,852,507˂˃	$27,925,839,959
Financial Instruments
Liabilities
Futures Contracts**	(841,078)	—	—	(841,078)
Total Financial Instruments	$(841,078)	—	—	$(841,078)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.7%)
	Alphabet, Inc. (GOOG US), Class C	183,484	$31,770,255
	Alphabet, Inc. (GOOGL US), Class A	229,050	39,291,237
	AT&T, Inc.	210,878	4,059,402
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	475	20,629
#*	Charter Communications, Inc., Class A	10,799	4,100,596
	Comcast Corp., Class A	189,948	7,839,154
	Electronic Arts, Inc.	15,784	2,382,437
#	Endeavor Group Holdings, Inc., Class A	4,592	125,913
	Fox Corp. (FOX US), Class B	18,147	642,948
	Fox Corp. (FOXA US), Class A	16,970	645,539
*††	GCI Liberty, Inc.	11,378	0
	Interpublic Group of Cos., Inc.	42,096	1,354,228
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,915	141,653
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	14,506	1,173,100
*	Live Nation Entertainment, Inc.	14,323	1,377,729
	Meta Platforms, Inc., Class A	90,862	43,144,004
*	Netflix, Inc.	8,975	5,639,441
	News Corp. (NWS US), Class B	19,570	557,549
	News Corp. (NWSA US), Class A	32,397	893,509
	Omnicom Group, Inc.	21,759	2,133,252
*	Pinterest, Inc., Class A	23,644	755,426
*	ROBLOX Corp., Class A	10,290	427,241
*	Snap, Inc., Class A	34,590	460,739
*	Spotify Technology SA	5,364	1,844,894
*	Take-Two Interactive Software, Inc.	7,153	1,076,741
	TKO Group Holdings, Inc.	4,362	476,985
	T-Mobile U.S., Inc.	22,931	4,179,863
*	Trade Desk, Inc., Class A	11,900	1,069,572
	Verizon Communications, Inc.	20,437	828,107
	Walt Disney Co.	42,023	3,937,135
*	Warner Bros Discovery, Inc.	12,902	111,602
#	Warner Music Group Corp., Class A	12,095	362,971
TOTAL COMMUNICATION SERVICES			162,823,851
CONSUMER DISCRETIONARY — (10.1%)
*	Airbnb, Inc., Class A	12,095	1,687,978
*	Amazon.com, Inc.	347,606	64,995,370
*	Aptiv PLC	13,328	924,830
	Aramark	9,128	312,817
*	AutoZone, Inc.	675	2,115,241
	Best Buy Co., Inc.	20,994	1,816,401
	Booking Holdings, Inc.	1,074	3,989,921
*	Burlington Stores, Inc.	4,320	1,124,582
*	CarMax, Inc.	9,657	815,437
*	Carnival Corp.	40,917	681,677
*	Carvana Co.	6,428	856,402
*	Chipotle Mexican Grill, Inc.	45,293	2,460,316
	Darden Restaurants, Inc.	8,793	1,286,328
*	Deckers Outdoor Corp.	1,357	1,252,009
	Dick's Sporting Goods, Inc.	5,839	1,263,268
	Domino's Pizza, Inc.	1,080	462,996
*	DoorDash, Inc., Class A	9,334	1,033,461
	DR Horton, Inc.	18,920	3,404,276

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	DraftKings, Inc., Class A	12,531	$463,021
	eBay, Inc.	42,664	2,372,545
*	Expedia Group, Inc.	8,564	1,093,366
*	Floor & Decor Holdings, Inc., Class A	6,123	600,054
	Ford Motor Co.	270,689	2,928,855
	Garmin Ltd.	8,853	1,516,076
	General Motors Co.	54,359	2,409,191
	Genuine Parts Co.	13,715	2,017,614
	Hilton Worldwide Holdings, Inc.	9,297	1,995,787
	Home Depot, Inc.	40,965	15,081,674
	Hyatt Hotels Corp., Class A	3,673	541,143
	Las Vegas Sands Corp.	42,114	1,670,662
	Lennar Corp. (LEN US), Class A	14,245	2,520,368
	Lennar Corp. (LENB US), Class B	921	151,928
	LKQ Corp.	7,708	319,882
	Lowe's Cos., Inc.	18,274	4,486,450
*	Lululemon Athletica, Inc.	4,392	1,136,035
	Marriott International, Inc., Class A	9,153	2,080,477
	McDonald's Corp.	23,700	6,289,980
*	MGM Resorts International	18,488	794,429
	NIKE, Inc., Class B	52,906	3,960,543
*	NVR, Inc.	238	2,048,580
*	O'Reilly Automotive, Inc.	1,941	2,186,226
	Penske Automotive Group, Inc.	7,394	1,287,369
	Pool Corp.	2,626	982,229
	PulteGroup, Inc.	14,690	1,939,080
	Ralph Lauren Corp.	973	170,849
#*	Rivian Automotive, Inc., Class A	66,113	1,084,914
	Ross Stores, Inc.	23,474	3,362,181
*	Royal Caribbean Cruises Ltd.	18,024	2,824,721
	Starbucks Corp.	36,652	2,857,023
*	Tesla, Inc.	35,642	8,271,439
	TJX Cos., Inc.	48,384	5,468,360
	Toll Brothers, Inc.	11,573	1,651,583
*	TopBuild Corp.	5,748	2,750,648
	Tractor Supply Co.	6,285	1,654,966
*	Ulta Beauty, Inc.	3,763	1,373,081
#	Williams-Sonoma, Inc.	10,184	1,575,261
	Wingstop, Inc.	2,213	827,396
	Wynn Resorts Ltd.	1,775	147,006
	Yum! Brands, Inc.	16,170	2,147,861
TOTAL CONSUMER DISCRETIONARY			189,524,163
CONSUMER STAPLES — (7.1%)
	Albertsons Cos., Inc., Class A	13,457	266,852
	Altria Group, Inc.	53,754	2,634,484
	Archer-Daniels-Midland Co.	18,321	1,136,085
*	BJ's Wholesale Club Holdings, Inc.	1,264	111,181
	Brown-Forman Corp. (BF/A US), Class A	4,122	187,922
	Brown-Forman Corp. (BFB US), Class B	18,415	831,621
	Bunge Global SA	13,619	1,433,127
	Campbell Soup Co.	32,944	1,543,756
	Casey's General Stores, Inc.	3,611	1,400,490
#*	Celsius Holdings, Inc.	11,796	552,407
	Church & Dwight Co., Inc.	12,985	1,272,660
	Clorox Co.	8,357	1,102,539
	Coca-Cola Co.	150,786	10,063,458
	Colgate-Palmolive Co.	31,962	3,170,311
	Conagra Brands, Inc.	32,016	970,725

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Constellation Brands, Inc., Class A	9,053	$2,219,433
	Costco Wholesale Corp.	18,065	14,849,430
	Dollar General Corp.	10,381	1,249,769
*	Dollar Tree, Inc.	17,963	1,874,259
	Estee Lauder Cos., Inc., Class A	7,361	733,229
	General Mills, Inc.	47,495	3,188,814
	Hershey Co.	9,477	1,871,518
	Hormel Foods Corp.	12,235	392,866
	J M Smucker Co.	6,229	734,711
	Kellanova	22,750	1,322,913
	Kenvue, Inc.	209,206	3,868,219
	Keurig Dr Pepper, Inc.	53,887	1,847,246
	Kimberly-Clark Corp.	22,364	3,020,258
	Kraft Heinz Co.	27,766	977,641
	Kroger Co.	66,559	3,627,465
	Lamb Weston Holdings, Inc.	3,876	232,638
	McCormick & Co., Inc. (MKC US)	13,674	1,053,035
	Molson Coors Beverage Co., Class B	9,947	525,699
	Mondelez International, Inc., Class A	47,504	3,246,898
*	Monster Beverage Corp.	55,072	2,833,454
	PepsiCo, Inc.	64,527	11,141,877
*	Performance Food Group Co.	14,694	1,013,886
	Philip Morris International, Inc.	51,155	5,891,010
	Procter & Gamble Co.	101,354	16,293,669
	Sysco Corp.	37,444	2,870,083
	Target Corp.	16,263	2,446,118
	Tyson Foods, Inc., Class A	15,479	942,671
*	U.S. Foods Holding Corp.	27,186	1,478,647
	Walmart, Inc.	201,519	13,832,264
#	WK Kellogg Co.	5,987	105,371
TOTAL CONSUMER STAPLES			132,362,709
ENERGY — (5.1%)
	Baker Hughes Co.	65,841	2,549,364
	Cheniere Energy, Inc.	14,662	2,677,868
	Chesapeake Energy Corp.	2,959	225,860
	Chevron Corp.	70,909	11,378,767
	ConocoPhillips	57,104	6,349,965
	Coterra Energy, Inc.	35,806	923,795
	Devon Energy Corp.	55,306	2,601,041
	Diamondback Energy, Inc.	14,129	2,858,438
	EOG Resources, Inc.	28,524	3,616,843
	EQT Corp.	31,137	1,074,538
	Exxon Mobil Corp.	194,341	23,046,899
	Halliburton Co.	75,470	2,617,300
	Hess Corp.	26,211	4,021,292
	Kinder Morgan, Inc.	117,037	2,472,992
	Marathon Oil Corp.	62,489	1,752,816
	Marathon Petroleum Corp.	17,263	3,055,896
	Occidental Petroleum Corp.	36,197	2,201,502
	ONEOK, Inc.	41,588	3,465,528
	Ovintiv, Inc.	11,837	549,710
	Permian Resources Corp.	35,004	536,961
	Phillips 66	17,787	2,587,653
	Schlumberger NV	60,870	2,939,412
	Targa Resources Corp.	17,386	2,351,978
	TechnipFMC PLC	45,222	1,334,049
	Texas Pacific Land Corp.	1,449	1,224,260
	Valero Energy Corp.	19,642	3,176,504

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Williams Cos., Inc.	96,301	$4,135,165
TOTAL ENERGY			95,726,396
FINANCIALS — (13.3%)
	Aflac, Inc.	20,960	1,999,165
	Allstate Corp.	15,541	2,659,376
	Ally Financial, Inc.	19,010	855,640
	American Express Co.	25,662	6,493,513
	American International Group, Inc.	27,070	2,144,756
	Ameriprise Financial, Inc.	7,468	3,211,763
	Aon PLC, Class A	6,197	2,035,776
	Apollo Global Management, Inc.	14,286	1,790,179
*	Arch Capital Group Ltd.	26,543	2,542,289
	Ares Management Corp., Class A	6,426	984,463
	Arthur J Gallagher & Co.	7,245	2,053,885
	Bank of America Corp.	188,240	7,587,954
	Bank of New York Mellon Corp.	34,515	2,245,891
*	Berkshire Hathaway, Inc., Class B	46,689	20,473,127
	BlackRock, Inc.	4,113	3,605,045
	Blackstone, Inc.	15,132	2,151,014
*	Block, Inc.	27,990	1,732,021
	Brown & Brown, Inc.	18,027	1,792,425
	Capital One Financial Corp.	12,909	1,954,423
	Carlyle Group, Inc.	26,272	1,306,769
	Cboe Global Markets, Inc.	6,671	1,224,195
	Charles Schwab Corp.	49,817	3,247,570
	Chubb Ltd.	11,341	3,126,260
	Cincinnati Financial Corp.	11,162	1,457,980
	Citigroup, Inc.	58,141	3,772,188
	Citizens Financial Group, Inc.	21,287	908,316
	CME Group, Inc.	10,382	2,011,097
*	Coinbase Global, Inc., Class A	7,714	1,730,713
	Corebridge Financial, Inc.	24,117	712,657
*	Corpay, Inc.	5,921	1,727,866
	Discover Financial Services	20,006	2,880,664
	East West Bancorp, Inc.	1,334	117,245
	Equitable Holdings, Inc.	44,763	1,952,114
	Erie Indemnity Co., Class A	1,857	819,216
	Everest Group Ltd.	2,916	1,145,609
	FactSet Research Systems, Inc.	2,327	961,260
	Fidelity National Financial, Inc.	29,880	1,655,651
	Fidelity National Information Services, Inc.	23,464	1,802,739
	Fifth Third Bancorp	42,367	1,793,819
	First Citizens BancShares, Inc., Class A	913	1,906,061
*	Fiserv, Inc.	18,512	3,028,008
	Franklin Resources, Inc.	9,144	209,123
	Global Payments, Inc.	11,987	1,218,359
	Goldman Sachs Group, Inc.	10,268	5,226,720
	Hartford Financial Services Group, Inc.	26,346	2,922,298
	Huntington Bancshares, Inc.	75,475	1,128,351
	Interactive Brokers Group, Inc., Class A	2,877	343,140
	Intercontinental Exchange, Inc.	12,283	1,861,611
	Jack Henry & Associates, Inc.	4,246	728,104
	JPMorgan Chase & Co.	109,615	23,326,072
	KeyCorp	57,486	927,249
	KKR & Co., Inc.	12,395	1,530,163
	Loews Corp.	17,071	1,364,826
	LPL Financial Holdings, Inc.	5,695	1,261,556
	M&T Bank Corp.	8,401	1,446,400

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Markel Group, Inc.	923	$1,512,659
	Marsh & McLennan Cos., Inc.	20,175	4,490,350
	Mastercard, Inc., Class A	33,368	15,473,075
	MetLife, Inc.	46,439	3,568,837
	Moody's Corp.	5,964	2,722,447
	Morgan Stanley	31,155	3,215,508
	Morningstar, Inc.	2,092	664,524
	MSCI, Inc.	4,457	2,410,167
	Nasdaq, Inc.	25,109	1,699,377
	Northern Trust Corp.	11,518	1,021,071
*	PayPal Holdings, Inc.	34,188	2,248,887
	PNC Financial Services Group, Inc.	12,425	2,250,168
	Principal Financial Group, Inc.	18,429	1,502,148
	Progressive Corp.	18,799	4,025,242
	Prudential Financial, Inc.	24,013	3,009,309
	Raymond James Financial, Inc.	15,068	1,747,888
	Regions Financial Corp.	59,241	1,325,221
	Reinsurance Group of America, Inc.	7,085	1,597,172
	RenaissanceRe Holdings Ltd.	3,272	758,810
*	Robinhood Markets, Inc., Class A	22,378	460,315
*	Rocket Cos., Inc., Class A	9,767	158,128
	S&P Global, Inc.	6,640	3,218,607
	State Street Corp.	20,144	1,711,636
	Synchrony Financial	49,494	2,513,800
	T Rowe Price Group, Inc.	13,649	1,558,852
#*	Toast, Inc., Class A	23,139	605,316
	Tradeweb Markets, Inc., Class A	6,784	757,637
	Travelers Cos., Inc.	13,148	2,845,753
	Truist Financial Corp.	30,818	1,377,256
	U.S. Bancorp	25,395	1,139,728
#	UWM Holdings Corp.	8,584	72,106
	Visa, Inc., Class A	57,658	15,318,001
	W R Berkley Corp.	27,960	1,541,435
	Wells Fargo & Co.	110,486	6,556,239
	Willis Towers Watson PLC	5,132	1,448,661
TOTAL FINANCIALS			247,621,004
HEALTH CARE — (11.1%)
	Abbott Laboratories	62,251	6,594,871
	AbbVie, Inc.	73,369	13,596,743
††	Abiomed, Inc.	2,233	34,857
	Agilent Technologies, Inc.	17,051	2,411,011
*	Align Technology, Inc.	1,444	334,835
*	Alnylam Pharmaceuticals, Inc.	7,013	1,665,307
	Amgen, Inc.	23,156	7,698,675
*	Avantor, Inc.	26,466	707,966
	Baxter International, Inc.	34,218	1,225,689
	Becton Dickinson & Co.	9,971	2,403,609
*	Biogen, Inc.	1,938	413,182
*	BioMarin Pharmaceutical, Inc.	11,659	983,203
*	Boston Scientific Corp.	30,550	2,257,034
	Bristol-Myers Squibb Co.	11,314	538,094
	Cardinal Health, Inc.	14,368	1,448,725
	Cencora, Inc.	13,077	3,110,757
*	Centene Corp.	24,401	1,876,925
*	Charles River Laboratories International, Inc.	1,224	298,778
	Cigna Group	10,880	3,793,530
	Cooper Cos., Inc.	10,424	972,872
	CVS Health Corp.	17,365	1,047,630

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Danaher Corp.	14,970	$4,147,888
*	DaVita, Inc.	5,940	811,523
*	Dexcom, Inc.	18,444	1,250,872
*	Edwards Lifesciences Corp.	13,815	871,036
	Elevance Health, Inc.	7,662	4,076,414
	Eli Lilly & Co.	31,356	25,218,690
#*	Fortrea Holdings, Inc.	7,957	219,534
*	GE HealthCare Technologies, Inc.	35,890	3,037,371
	Gilead Sciences, Inc.	64,125	4,877,347
*	GRAIL, Inc.	158	2,430
	HCA Healthcare, Inc.	6,702	2,433,161
*	Hologic, Inc.	16,697	1,362,642
	Humana, Inc.	6,468	2,338,893
*	IDEXX Laboratories, Inc.	5,555	2,644,847
*	Illumina, Inc.	952	116,715
*	Incyte Corp.	5,619	365,628
*	Insmed, Inc.	4,456	324,174
*	Insulet Corp.	2,067	401,721
*	Intuitive Surgical, Inc.	5,233	2,326,644
*	IQVIA Holdings, Inc.	13,969	3,439,587
	Johnson & Johnson	110,573	17,453,948
	Labcorp Holdings, Inc.	7,660	1,650,270
	McKesson Corp.	4,436	2,737,101
*	Medpace Holdings, Inc.	1,878	718,373
	Medtronic PLC	30,284	2,432,411
	Merck & Co., Inc.	82,408	9,322,817
*	Mettler-Toledo International, Inc.	858	1,305,044
*	Moderna, Inc.	21,165	2,523,291
*	Molina Healthcare, Inc.	4,089	1,395,453
*	Natera, Inc.	5,561	569,391
*	Neurocrine Biosciences, Inc.	5,472	774,671
	Pfizer, Inc.	73,481	2,244,110
	Quest Diagnostics, Inc.	10,879	1,548,082
*	Regeneron Pharmaceuticals, Inc.	2,314	2,497,246
	ResMed, Inc.	9,262	1,975,122
	Revvity, Inc.	7,472	938,558
	Royalty Pharma PLC, Class A	22,338	629,261
*	Sarepta Therapeutics, Inc.	3,581	509,361
*	Solventum Corp.	1,931	113,697
	STERIS PLC	4,577	1,092,805
	Stryker Corp.	10,433	3,416,286
	Teleflex, Inc.	139	30,708
*	Tenet Healthcare Corp.	3,486	521,854
	Thermo Fisher Scientific, Inc.	10,883	6,674,979
*	United Therapeutics Corp.	3,500	1,096,515
	UnitedHealth Group, Inc.	27,740	15,982,678
	Universal Health Services, Inc., Class B	5,643	1,206,248
*	Veeva Systems, Inc., Class A	4,424	849,098
*	Vertex Pharmaceuticals, Inc.	8,282	4,105,553
	Viatris, Inc.	64,793	781,404
*	Waters Corp.	2,690	904,593
	West Pharmaceutical Services, Inc.	2,654	812,575
	Zimmer Biomet Holdings, Inc.	9,059	1,008,720
	Zoetis, Inc.	16,323	2,938,793
TOTAL HEALTH CARE			206,442,426
INDUSTRIALS — (10.5%)
	3M Co.	7,725	985,324
	Advanced Drainage Systems, Inc.	5,458	966,284

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AECOM	3,372	$305,537
	Allegion PLC	3,790	518,510
	AMETEK, Inc.	14,568	2,527,257
	Automatic Data Processing, Inc.	17,610	4,624,738
*	Axon Enterprise, Inc.	2,186	655,822
*	Boeing Co.	19,141	3,648,275
	Booz Allen Hamilton Holding Corp.	9,354	1,340,522
	Broadridge Financial Solutions, Inc.	7,271	1,555,994
*	Builders FirstSource, Inc.	11,747	1,966,095
	Carlisle Cos., Inc.	3,623	1,516,515
	Carrier Global Corp.	20,635	1,405,450
	Caterpillar, Inc.	22,831	7,904,092
	Cintas Corp.	3,245	2,478,985
	Comfort Systems USA, Inc.	969	322,115
*	Copart, Inc.	42,692	2,234,072
	CSX Corp.	99,883	3,505,893
	Cummins, Inc.	12,303	3,590,015
#*	Dayforce, Inc.	7,678	455,152
	Deere & Co.	13,382	4,977,836
	Delta Air Lines, Inc.	54,372	2,339,083
	Dover Corp.	8,685	1,600,298
	Eaton Corp. PLC	13,180	4,017,132
	EMCOR Group, Inc.	4,250	1,595,620
	Emerson Electric Co.	18,002	2,108,214
	Equifax, Inc.	7,005	1,956,987
	Expeditors International of Washington, Inc.	12,876	1,607,182
	Fastenal Co.	35,209	2,491,037
	FedEx Corp.	11,457	3,462,878
	Ferguson PLC	13,580	3,023,587
	Fortive Corp.	23,508	1,689,050
*	GE Vernova, Inc.	7,824	1,394,550
	General Dynamics Corp.	9,224	2,755,301
	General Electric Co.	31,299	5,327,090
	Graco, Inc.	11,824	1,005,631
	HEICO Corp. (HEI US)	1,837	443,342
	HEICO Corp. (HEIA US), Class A	3,397	645,804
	Honeywell International, Inc.	25,659	5,253,680
	Howmet Aerospace, Inc.	21,836	2,089,705
	Hubbell, Inc.	3,627	1,435,023
	Huntington Ingalls Industries, Inc.	798	223,424
	IDEX Corp.	4,588	956,506
	Illinois Tool Works, Inc.	12,431	3,073,938
	Ingersoll Rand, Inc.	20,888	2,097,155
	Jacobs Solutions, Inc.	8,883	1,300,027
	JB Hunt Transport Services, Inc.	8,635	1,495,150
	Johnson Controls International PLC	37,147	2,657,496
	L3Harris Technologies, Inc.	7,815	1,773,145
	Leidos Holdings, Inc.	6,282	907,121
	Lennox International, Inc.	2,470	1,441,245
	Lincoln Electric Holdings, Inc.	3,001	616,435
	Lockheed Martin Corp.	9,563	5,182,381
	Masco Corp.	13,842	1,077,600
*	NEXTracker, Inc., Class A	384	18,870
	Nordson Corp.	3,720	931,228
	Norfolk Southern Corp.	7,495	1,870,452
	Northrop Grumman Corp.	4,657	2,255,478
	nVent Electric PLC	8,570	622,439
	Old Dominion Freight Line, Inc.	12,427	2,611,907
	Otis Worldwide Corp.	22,737	2,148,646

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Owens Corning	12,012	$2,238,797
	PACCAR, Inc.	22,397	2,209,688
	Parker-Hannifin Corp.	4,254	2,387,175
	Paychex, Inc.	18,942	2,424,955
	Paycom Software, Inc.	348	58,043
	Pentair PLC	19,267	1,692,991
	Quanta Services, Inc.	9,214	2,445,211
	Republic Services, Inc.	9,903	1,924,351
	Rockwell Automation, Inc.	7,660	2,134,459
	Rollins, Inc.	28,147	1,348,523
	RTX Corp.	40,747	4,787,365
*	Saia, Inc.	1,668	696,974
	Snap-on, Inc.	5,139	1,475,047
	Southwest Airlines Co.	40,080	1,079,755
	SS&C Technologies Holdings, Inc.	16,580	1,209,511
#*	Symbotic, Inc.	1,576	42,253
	Textron, Inc.	17,262	1,603,640
	Trane Technologies PLC	7,006	2,341,966
	TransDigm Group, Inc.	1,839	2,380,071
	TransUnion	12,799	1,155,238
*	Uber Technologies, Inc.	29,580	1,907,023
#*	U-Haul Holding Co. (UHAL US)	2,400	160,296
	U-Haul Holding Co. (UHAL/B US)	1,833	116,817
	Union Pacific Corp.	24,788	6,115,943
*	United Airlines Holdings, Inc.	32,287	1,466,476
	United Parcel Service, Inc., Class B	28,145	3,669,264
	United Rentals, Inc.	5,493	4,158,750
	Veralto Corp.	7,653	815,504
	Verisk Analytics, Inc.	9,466	2,477,725
	Vertiv Holdings Co., Class A	18,931	1,489,870
	Waste Management, Inc.	16,223	3,287,753
	Watsco, Inc. (WSO US)	1,878	919,262
	Westinghouse Air Brake Technologies Corp.	10,778	1,736,875
	WW Grainger, Inc.	3,020	2,949,966
*	XPO, Inc.	8,179	939,685
	Xylem, Inc.	10,338	1,380,123
TOTAL INDUSTRIALS			196,213,665
INFORMATION TECHNOLOGY — (27.8%)
	Accenture PLC, Class A	25,610	8,467,178
*	Adobe, Inc.	15,793	8,712,208
*	Advanced Micro Devices, Inc.	33,335	4,816,241
*	Akamai Technologies, Inc.	12,966	1,274,298
	Amphenol Corp., Class A	33,124	2,128,548
	Analog Devices, Inc.	11,592	2,682,157
	Apple, Inc.	458,791	101,888,305
	Applied Materials, Inc.	24,809	5,264,470
*	AppLovin Corp., Class A	17,379	1,339,921
*	Arista Networks, Inc.	5,533	1,917,461
*	Aspen Technology, Inc.	4,159	781,684
*	Atlassian Corp., Class A	3,215	567,673
*	Autodesk, Inc.	10,132	2,507,873
	Bentley Systems, Inc., Class B	10,028	488,765
	Broadcom, Inc.	118,621	19,060,022
*	Cadence Design Systems, Inc.	5,860	1,568,488
	CDW Corp.	7,547	1,646,076
	Cisco Systems, Inc.	175,806	8,517,801
*	Cloudflare, Inc., Class A	5,907	457,793
	Cognizant Technology Solutions Corp., Class A	36,029	2,726,675

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Corning, Inc.	57,992	$2,320,260
*	Crowdstrike Holdings, Inc., Class A	4,868	1,129,181
*	Datadog, Inc., Class A	7,915	921,623
	Dell Technologies, Inc., Class C	8,553	972,305
*	DocuSign, Inc.	894	49,599
*	Dropbox, Inc., Class A	13,999	334,856
*	Dynatrace, Inc.	14,447	634,512
*	Enphase Energy, Inc.	6,878	791,727
	Entegris, Inc.	7,008	828,976
*	Fair Isaac Corp.	1,420	2,272,000
*	First Solar, Inc.	7,786	1,681,698
*	Flex Ltd.	42,278	1,359,238
*	Fortinet, Inc.	43,833	2,544,067
*	Gartner, Inc.	4,887	2,449,316
	Gen Digital, Inc.	42,502	1,104,627
#*	GLOBALFOUNDRIES, Inc.	8,503	433,738
*	GoDaddy, Inc., Class A	8,871	1,290,287
	Hewlett Packard Enterprise Co.	91,810	1,827,937
	HP, Inc.	56,143	2,026,201
*	HubSpot, Inc.	1,029	511,444
	Intel Corp.	97,526	2,997,949
	International Business Machines Corp.	49,670	9,543,594
	Intuit, Inc.	5,783	3,743,625
	Jabil, Inc.	23,278	2,622,732
*	Keysight Technologies, Inc.	10,965	1,530,385
	KLA Corp.	5,497	4,524,416
	Lam Research Corp.	4,673	4,304,955
*	Manhattan Associates, Inc.	3,700	944,906
	Marvell Technology, Inc.	18,609	1,246,431
	Microchip Technology, Inc.	38,226	3,393,704
	Micron Technology, Inc.	22,905	2,515,427
	Microsoft Corp.	212,832	89,038,267
*	MongoDB, Inc.	2,042	515,319
	Monolithic Power Systems, Inc.	1,989	1,716,686
	Motorola Solutions, Inc.	6,834	2,726,219
	NetApp, Inc.	12,988	1,649,216
*	Nutanix, Inc., Class A	20,148	1,017,675
	NVIDIA Corp.	987,470	115,553,739
	NXP Semiconductors NV	12,300	3,236,868
*	Okta, Inc.	10,026	941,842
*	ON Semiconductor Corp.	31,642	2,475,986
	Oracle Corp.	67,547	9,419,429
*	Palantir Technologies, Inc., Class A	31,731	853,247
*	Palo Alto Networks, Inc.	6,081	1,974,683
*	PTC, Inc.	4,540	807,439
*	Pure Storage, Inc., Class A	12,720	762,310
*	Qorvo, Inc.	3,291	394,262
	QUALCOMM, Inc.	42,628	7,713,537
	Roper Technologies, Inc.	2,303	1,254,559
	Salesforce, Inc.	20,604	5,332,315
*	Samsara, Inc., Class A	6,978	267,118
	Seagate Technology Holdings PLC	12,051	1,231,251
*	ServiceNow, Inc.	2,552	2,078,323
	Skyworks Solutions, Inc.	15,626	1,775,426
*	Snowflake, Inc., Class A	10,443	1,361,558
*	Super Micro Computer, Inc.	2,501	1,754,827
*	Synopsys, Inc.	3,761	2,099,842
	TE Connectivity Ltd.	19,251	2,971,007
*	Teledyne Technologies, Inc.	2,558	1,079,118

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Teradyne, Inc.	8,410	$1,103,056
	Texas Instruments, Inc.	35,960	7,329,008
*	Trimble, Inc.	17,675	963,994
*	Tyler Technologies, Inc.	2,043	1,160,649
*	VeriSign, Inc.	6,644	1,242,494
*	Western Digital Corp.	20,636	1,383,644
*	Workday, Inc., Class A	3,528	801,279
*	Zebra Technologies Corp., Class A	4,032	1,415,998
*	Zoom Video Communications, Inc., Class A	10,447	630,999
*	Zscaler, Inc.	3,328	596,877
TOTAL INFORMATION TECHNOLOGY			518,295,419
MATERIALS — (2.9%)
	Air Products & Chemicals, Inc.	8,086	2,133,491
#	Albemarle Corp.	1,772	165,983
	Amcor PLC	96,822	1,019,536
	Avery Dennison Corp.	5,454	1,182,591
	Ball Corp.	16,494	1,052,812
	Celanese Corp.	12,247	1,728,664
	CF Industries Holdings, Inc.	17,818	1,361,117
	Corteva, Inc.	34,848	1,954,973
	Dow, Inc.	43,139	2,349,781
	DuPont de Nemours, Inc.	19,390	1,622,943
	Eastman Chemical Co.	8,312	858,879
	Ecolab, Inc.	8,052	1,857,516
	Freeport-McMoRan, Inc.	47,489	2,156,476
	International Flavors & Fragrances, Inc.	11,846	1,178,440
	International Paper Co.	14,059	653,462
	Linde PLC	16,641	7,546,694
	LyondellBasell Industries NV, Class A	41,038	4,081,640
	Martin Marietta Materials, Inc.	3,881	2,302,791
	Mosaic Co.	24,074	716,683
	Newmont Corp.	53,753	2,637,660
	Nucor Corp.	9,163	1,493,019
	Packaging Corp. of America	8,678	1,734,472
	PPG Industries, Inc.	14,198	1,802,862
	Reliance, Inc.	4,429	1,348,896
	RPM International, Inc.	10,796	1,311,282
	Sherwin-Williams Co.	10,009	3,511,157
#	Southern Copper Corp.	3,608	384,649
	Steel Dynamics, Inc.	14,484	1,929,558
	Vulcan Materials Co.	8,330	2,286,668
	Westlake Corp.	4,520	668,327
TOTAL MATERIALS			55,033,022
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	16,467	1,855,996
*	CoStar Group, Inc.	22,368	1,745,151
*	Jones Lang LaSalle, Inc.	570	143,013
*	Zillow Group, Inc. (Z US), Class C	3,843	187,154
*	Zillow Group, Inc. (ZG US), Class A	2,573	121,960
TOTAL REAL ESTATE			4,053,274
UTILITIES — (2.8%)
	AES Corp.	7,633	135,791
	Alliant Energy Corp.	16,041	892,842
	Ameren Corp.	14,510	1,150,208
	American Electric Power Co., Inc.	29,406	2,885,317

U.S. Large Cap Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
American Water Works Co., Inc.	10,607	$1,510,013
Atmos Energy Corp.	9,845	1,258,979
CenterPoint Energy, Inc.	35,723	991,313
CMS Energy Corp.	19,046	1,234,181
Consolidated Edison, Inc.	19,262	1,878,430
Constellation Energy Corp.	10,397	1,973,351
Dominion Energy, Inc.	32,098	1,715,959
DTE Energy Co.	11,297	1,361,627
Duke Energy Corp.	25,638	2,801,464
Edison International	20,958	1,676,850
Entergy Corp.	11,643	1,350,239
Evergy, Inc.	5,988	347,304
Eversource Energy	16,045	1,041,481
Exelon Corp.	51,596	1,919,371
FirstEnergy Corp.	17,123	717,625
NextEra Energy, Inc.	68,948	5,266,938
NiSource, Inc.	31,406	981,437
NRG Energy, Inc.	16,108	1,210,838
PG&E Corp.	122,464	2,234,968
PPL Corp.	44,253	1,315,199
Public Service Enterprise Group, Inc.	28,697	2,289,160
Sempra	35,905	2,874,554
Southern Co.	36,237	3,026,514
Vistra Corp.	27,423	2,172,450
WEC Energy Group, Inc.	17,194	1,479,716
Xcel Energy, Inc.	30,248	1,762,853
TOTAL UTILITIES		51,456,972
TOTAL COMMON STOCKS Cost ($775,358,414)		1,859,552,901

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	5,306,435	5,306,435
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	249,521	2,886,212
TOTAL INVESTMENTS — (100.0%)
(Cost $783,551,061)^^			$1,867,745,548
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$162,823,851	—	—	$162,823,851
Consumer Discretionary	189,524,163	—	—	189,524,163
Consumer Staples	132,362,709	—	—	132,362,709
Energy	95,726,396	—	—	95,726,396
Financials	247,621,004	—	—	247,621,004
Health Care	206,407,569	—	$34,857	206,442,426
Industrials	196,213,665	—	—	196,213,665
Information Technology	518,295,419	—	—	518,295,419
Materials	55,033,022	—	—	55,033,022

U.S. Large Cap Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$4,053,274	—	—	$4,053,274
Utilities	51,456,972	—	—	51,456,972
Temporary Cash Investments	5,306,435	—	—	5,306,435
Securities Lending Collateral	—	$2,886,212	—	2,886,212
Total Investments in Securities	$1,864,824,479	$2,886,212	$34,857˂˃	$1,867,745,548

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (34.9%)
AUSTRALIA — (0.3%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		3,200	$3,172,385
Glencore Funding LLC, Floating Rate Note, SOFR + 1.060%, FRN
(r)Ω	6.428%, 04/04/27		517	518,011
TOTAL AUSTRALIA				3,690,396
CANADA — (4.4%)
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.950%, FRN, 6.319%, 09/25/25		2,000	2,012,653
(r)	SOFR + 1.330%, FRN, 6.697%, 06/05/26		2,100	2,126,942
Bank of Nova Scotia
	5.250%, 12/06/24		546	545,304
Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.460%, FRN, 5.828%, 01/10/25		1,205	1,205,952
(r)	SOFR + 1.090%, FRN, 6.441%, 06/12/25		1,000	1,005,817
Brookfield Corp.
	4.000%, 01/15/25		3,400	3,376,444
Canadian Imperial Bank of Commerce
	1.000%, 10/18/24		3,500	3,466,007
	2.250%, 01/28/25		481	473,876
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 1.220%, FRN
(r)	6.590%, 10/02/26		2,200	2,221,667
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		6,800	6,741,555
Enbridge, Inc.
	2.500%, 01/15/25		1,920	1,892,132
National Bank of Canada
	0.750%, 08/06/24		8,300	8,294,218
Province of Quebec
	4.200%, 03/10/25	AUD	2,000	1,304,290
		Face Amount^	Value†
		(000)
CANADA — (Continued)
Royal Bank of Canada, Floating Rate Note, SOFR + 0.950%, FRN
(r)	6.317%, 01/19/27	3,600	$3,626,868
Thomson Reuters Corp.
	3.850%, 09/29/24	5,000	4,983,521
Toronto-Dominion Bank
	0.700%, 09/10/24	2,400	2,386,999
TOTAL CANADA			45,664,245
FRANCE — (2.6%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24	1,846	1,827,831
BNP Paribas SA
Ω	3.375%, 01/09/25	7,700	7,623,574
BPCE SA
Ω	2.375%, 01/14/25	5,885	5,801,266
Credit Agricole SA
#	3.250%, 10/04/24	2,800	2,787,635
(r)Ω	SOFR + 0.870%, FRN, 6.238%, 03/11/27	7,250	7,259,185
Societe Generale SA
	2.625%, 10/16/24	1,578	1,566,901
TOTAL FRANCE			26,866,392
GERMANY — (2.1%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	6,000	5,972,644
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.550%, FRN
(r)Ω	5.920%, 04/02/26	2,000	2,007,004
Daimler Truck Finance North America LLC
Ω	1.625%, 12/13/24	5,000	4,930,015
EMD Finance LLC
	3.250%, 03/19/25	5,697	5,619,601
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.670%, FRN
(r)Ω	6.039%, 01/09/26	3,800	3,811,793
TOTAL GERMANY			22,341,057

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
IRELAND — (0.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,450	$2,447,301
	3.500%, 01/15/25		3,000	2,971,302
TOTAL IRELAND				5,418,603
JAPAN — (3.2%)
American Honda Finance Corp., Floating Rate Note,
(r)	SOFR + 0.790%, FRN, 6.141%, 10/03/25		1,730	1,736,515
(r)	SOFR + 0.770%, FRN, 6.137%, 03/12/27		440	441,464
MUFG Bank Ltd.
Ω	3.250%, 09/08/24		2,000	1,994,420
Nomura Holdings, Inc.
	2.648%, 01/16/25		6,990	6,896,434
ORIX Corp.
#	3.250%, 12/04/24		5,000	4,959,411
Sumitomo Mitsui Financial Group, Inc.
	2.348%, 01/15/25		2,400	2,367,657
Sumitomo Mitsui Trust Bank Ltd.
Ω	0.800%, 09/16/24		443	440,203
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.150%, FRN
(r)Ω	6.518%, 09/14/26		1,750	1,771,097
Suntory Holdings Ltd.
Ω	2.250%, 10/16/24		3,700	3,673,222
Toyota Motor Credit Corp., Floating Rate Note,
(r)	SOFR + 0.890%, FRN, 6.248%, 05/18/26		1,300	1,310,510
(r)	SOFR + 0.650%, FRN, 6.018%, 03/19/27		7,900	7,931,205
TOTAL JAPAN				33,522,138
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.2%)
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	4,049,542
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	653,972
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	654,091
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
	0.375%, 09/20/24	7,550	$7,498,255
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			12,855,860
SWEDEN — (0.9%)
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24	9,299	9,249,075
SWITZERLAND — (0.2%)
UBS AG
Ω	0.700%, 08/09/24	1,325	1,323,496
Ω	1.375%, 01/13/25	1,000	981,860
TOTAL SWITZERLAND			2,305,356
UNITED KINGDOM — (1.7%)
BAT Capital Corp.
	3.222%, 08/15/24	6,345	6,338,177
	2.789%, 09/06/24	1,201	1,197,359
NatWest Markets PLC
Ω	0.800%, 08/12/24	10,100	10,085,238
TOTAL UNITED KINGDOM			17,620,774
UNITED STATES — (17.8%)
Aetna, Inc.
	3.500%, 11/15/24	1,200	1,192,478
Allegion U.S. Holding Co., Inc.
	3.200%, 10/01/24	133	132,366
American Express Co., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.124%, 02/13/26	8,876	8,908,544
Ameriprise Financial, Inc.
	3.000%, 04/02/25	3,960	3,900,741
Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,495,611
Campbell Soup Co.
	3.300%, 03/19/25	5,887	5,807,663
Capital One Financial Corp.
	3.300%, 10/30/24	1,486	1,477,283
	3.200%, 02/05/25	4,900	4,842,704
CenterPoint Energy, Inc.
	2.500%, 09/01/24	2,000	1,993,783
Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
(r)	5.884%, 05/13/26	7,200	7,200,273
Constellation Energy Generation LLC
	3.250%, 06/01/25	7,200	7,072,182

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Crown Castle, Inc.
3.200%, 09/01/24	780	$777,957
Devon Energy Corp.
5.250%, 09/15/24	400	399,642
Discover Bank
2.450%, 09/12/24	5,500	5,479,021
Discover Financial Services
3.950%, 11/06/24	2,496	2,482,529
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	6,327	6,267,491
Edison International
3.550%, 11/15/24	2,979	2,956,775
4.950%, 04/15/25	4,620	4,598,929
Elevance Health, Inc.
3.500%, 08/15/24	2,300	2,298,018
# 2.375%, 01/15/25	8,000	7,888,782
Energy Transfer LP
4.050%, 03/15/25	344	341,056
Equifax, Inc.
2.600%, 12/01/24	1,700	1,683,170
Evergy, Inc.
2.450%, 09/15/24	1,701	1,693,891
Flex Ltd.
4.750%, 06/15/25	600	596,031
General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r) 5.969%, 05/05/26	6,714	6,741,387
General Motors Financial Co., Inc.
1.200%, 10/15/24	3,000	2,972,464
General Motors Financial Co., Inc., Floating Rate Note, SOFR + 1.350%, FRN
(r) 6.713%, 05/08/27	1,600	1,614,779
Global Payments, Inc.
2.650%, 02/15/25	2,600	2,560,200
Goldman Sachs Group, Inc.
3.500%, 01/23/25	4,400	4,359,516
Goldman Sachs Group, Inc., Floating Rate Note, SOFR + 0.486%, FRN
(r) 5.832%, 10/21/24	5,160	5,161,413
Huntington Bancshares, Inc.
2.625%, 08/06/24	975	974,540
John Deere Capital Corp., Floating Rate Note, SOFR + 0.440%, FRN
(r) 5.807%, 03/06/26	2,500	2,505,818
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	KeyCorp, Floating Rate Note, SOFR + 1.250%, FRN
(r)	6.616%, 05/23/25	630	$630,610
	Kinder Morgan Energy Partners LP
	4.250%, 09/01/24	1,800	1,796,419
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	363	359,130
	Marathon Petroleum Corp.
	3.625%, 09/15/24	5,500	5,484,587
	MPLX LP
	4.875%, 12/01/24	1,750	1,745,172
	NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.127%, 01/29/26	7,800	7,832,039
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	6,250	6,225,159
	ONEOK, Inc.
	2.750%, 09/01/24	1,800	1,794,136
	Oracle Corp.
	2.950%, 11/15/24	6,000	5,955,198
	PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.764%, 02/13/26	3,020	3,028,321
	Public Storage Operating Co., Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.049%, 04/16/27	10,100	10,131,108
	Sherwin-Williams Co.
	4.050%, 08/08/24	2,000	1,999,259
	Simon Property Group LP
	2.000%, 09/13/24	8,267	8,230,838
Truist Financial Corp.
	2.500%, 08/01/24	280	280,000
	2.850%, 10/26/24	2,100	2,084,450
	Ventas Realty LP
	3.500%, 02/01/25	5,900	5,831,066
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.141%, 03/20/26	2,259	2,283,649
	Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.830%, FRN
(r)Ω	6.199%, 03/20/26	1,700	1,708,496
	Wells Fargo & Co.
#	3.300%, 09/09/24	5,000	4,985,924
	Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,821,048

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	2,600	$2,566,333
TOTAL UNITED STATES			186,149,979
TOTAL BONDS			365,683,875
U.S. TREASURY OBLIGATIONS — (56.5%)
U.S. Treasury Bills
∞	3.755%, 08/06/24	38,000	37,972,209
∞	4.528%, 08/13/24	23,000	22,959,501
∞	4.817%, 08/22/24	13,000	12,959,996
∞	4.906%, 08/27/24	15,000	14,942,767
∞	4.971%, 09/03/24	8,000	7,961,346
∞	5.042%, 09/12/24	75,000	74,537,836
∞	5.367%, 10/24/24	40,000	39,520,360
U.S. Treasury Notes
#	3.250%, 08/31/24	60,000	59,878,125
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25	144,000	144,076,931
(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26	125,000	125,196,245
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.382%, 04/30/25	35,000	35,015,709
(r)	3M USTMMR + 0.150%, FRN, 5.363%, 04/30/26	18,000	18,006,600
TOTAL U.S. TREASURY OBLIGATIONS			593,027,625
COMMERCIAL PAPER — (2.8%)
CANADA — (0.7%)
TELUS Corp.
Ω	5.635%, 08/22/24	5,500	5,481,595
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Ω	5.776%, 09/25/24	250	$247,861
Ω	5.673%, 10/24/24	2,000	1,974,067
TOTAL CANADA			7,703,523
UNITED STATES — (2.1%)
Avangrid, Inc.
Ω	5.696%, 08/22/24	800	797,270
Bayer Corp.
Ω	5.695%, 08/15/24	500	498,839
Canadian National Railway Co.
Ω	5.585%, 08/12/24	2,750	2,745,050
Dominion Energy, Inc.
Ω	5.658%, 09/05/24	1,000	994,556
Enel Finance America LLC
Ω	5.732%, 09/17/24	6,000	5,956,176
General Motors Financial Co., Inc.
Ω	5.762%, 08/09/24	2,979	2,974,936
Glencore Funding LLC
Ω	5.736%, 08/30/24	7,500	7,464,562
TOTAL UNITED STATES			21,431,389
TOTAL COMMERCIAL PAPER (Cost $29,139,600)			29,134,912
TOTAL INVESTMENT SECURITIES (Cost $989,821,929)			987,846,412

		Shares
SECURITIES LENDING COLLATERAL — (5.8%)
@§	The DFA Short Term Investment Fund	5,244,948	60,668,314
TOTAL INVESTMENTS — (100.0%)
(Cost $1,050,492,944)^^			$1,048,514,726
As of July 31, 2024, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	4,031,511	USD	2,636,918	Citibank, N.A.	08/27/24	$1,225
Total Appreciation						$1,225

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,381,686	AUD	14,342,114	State Street Bank and Trust	08/27/24	$(3,518)
Total (Depreciation)						$(3,518)
Total Appreciation (Depreciation)						$(2,293)
As of July 31, 2024, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	132	12/13/24	$2,713,759	$2,638,350	$(75,409)
CBOT Soybean Futures	51	11/14/24	2,698,531	2,607,375	(91,156)
CBOT Soybean Meal Futures	52	12/13/24	1,707,453	1,641,640	(65,813)
CBOT Soybean Oil Futures	63	12/13/24	1,607,396	1,599,696	(7,700)
CBOT Wheat Futures	49	12/13/24	1,360,738	1,352,400	(8,338)
CME Lean Hogs Futures	34	10/14/24	1,017,106	1,032,580	15,474
CME Live Cattle Futures	27	10/31/24	2,017,721	2,016,090	(1,631)
COMEX Copper Futures	30	12/27/24	3,095,096	3,161,250	66,154
COMEX Gold 100 Troy Oz. Futures	38	12/27/24	9,197,272	9,397,400	200,128
COMEX Silver Futures	21	12/27/24	2,965,392	3,083,535	118,143
Ice Brent Crude Oil Futures	52	09/30/24	4,110,216	4,171,960	61,744
Ice Brent Crude Oil Futures	20	11/12/24	1,464,124	1,483,000	18,876
KCBT Hard Red Winter Wheat Futures	31	12/13/24	882,348	876,912	(5,436)
LME Lead Futures	9	11/18/24	468,022	471,200	3,178
LME Lead Futures	7	09/16/24	399,997	363,032	(36,965)
LME Nickel Futures	14	11/18/24	1,345,836	1,399,643	53,807
LME Nickel Futures	11	09/16/24	1,310,815	1,087,756	(223,059)
LME Primary Aluminum Futures	39	11/18/24	2,211,085	2,239,624	28,539
LME Primary Aluminum Futures	30	09/16/24	2,007,524	1,694,768	(312,756)
LME Zinc Futures	21	11/18/24	1,418,129	1,410,423	(7,706)
LME Zinc Futures	34	09/16/24	2,376,377	2,253,163	(123,214)
Nybot Csc ’c’ Coffee Futures	23	12/18/24	1,977,554	1,967,794	(9,760)
Nybot Csc No. 11 World Sugar Futures	64	09/30/24	1,356,072	1,357,619	1,547
NYBOT CTN No. 2 Cotton Futures	21	12/06/24	737,845	724,395	(13,450)
NYMEX Henry Hub Natural Gas Futures	164	10/29/24	4,336,775	4,321,400	(15,375)
NYMEX Light Sweet Crude Oil Futures	54	10/22/24	4,008,768	4,106,700	97,932
NYMEX NY Harbor ULSD Futures	11	10/31/24	1,116,340	1,135,642	19,302
NYMEX Reformulated Gasoline Blend Futures	13	10/31/24	1,159,799	1,193,829	34,030
Total			$61,068,090	$60,789,176	$(278,914)
Short Position contracts:
LME Lead Futures	(7)	09/16/24	(379,837)	(363,033)	16,804
LME Nickel Futures	(11)	09/16/24	(1,121,095)	(1,087,756)	33,339
LME Primary Aluminum Futures	(30)	09/16/24	(1,849,041)	(1,694,767)	154,274
LME Zinc Futures	(34)	09/16/24	(2,348,768)	(2,253,163)	95,605
Total			$(5,698,741)	$(5,398,719)	$300,022
Total Futures Contracts			$55,369,349	$55,390,457	$21,108

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of July 31, 2024, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)

BNP BPCOENHC Custom Strategy (1)	BNP Paribas	USD	5,000,000	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/28/24	—	—	$54,849	$54,849
BNP ENHADYNC Custom Strategy (2)	BNP Paribas	USD	5,000,000	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/28/24	—	—	61,152	61,152
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (3)	Bank of America Corp.	USD	145,536,326	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/27/24	—	—	(329,107)	(329,107)
BofA Merrill Lynch Total Return Index (4)	Bank of America Corp.	USD	139,055,182	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/27/24	—	—	(45,060)	(45,060)
Citi Commodities Pre-Roll RS Total Return Index (5)	Citibank, N.A.	USD	206,287,857	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	09/26/24	—	—	2,522,923	2,522,923
Citi Custom CIVICS H Total Return Index (6)	Citibank, N.A.	USD	94,885,554	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/26/24	—	—	1,040,811	1,040,811
RBC Custom RBCADM0T Total Return Index (7)	Royal Bank of Canada	USD	92,666,732	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/28/24	—	—	(209,428)	(209,428)
RBC Custom RBCADMDT Total Return Index (8)	Royal Bank of Canada	USD	86,825,986	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/28/24	—	—	(28,034)	(28,034)
UBS UBSIB190 Custom Strategy (9)	UBS AG	USD	206,508,096	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	10/29/24	—	—	2,265,365	2,265,365

Total						—	—	$5,333,471	$5,333,471
*
Portfolio receives the price appreciation of the reference entity at maturity.
***
Payments received (paid) by the Fund are exchanged at maturity.

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(1) The following table represents the individual positions within the Total Return Swap as of July 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.90%	$ 144,916
CBOT Corn Futures	3.71%	185,511
NYMEX Light Sweet Crude Oil Futures	9.05%	452,479
ICE Brent Crude Oil Futures	9.07%	453,659
NYBOT CTN No. 2 Cotton Futures	1.04%	52,449
COMEX Gold 100 Troy Oz. Futures	16.82%	841,023
COMEX Copper Futures	5.66%	282,863
NYMEX NY Harbor ULSD Futures	2.40%	120,001
NYBOT CSC 'C' Coffee Futures	3.62%	181,218
KCBT Hard Red Winter Wheat Futures	1.24%	62,074
LME Primary Aluminum Futures	3.19%	159,579
CME Live Cattle Futures	3.69%	184,256
CME Lean Hogs Futures	2.26%	112,750
LME Lead Futures	0.84%	41,889
LME Nickel Futures	2.02%	101,117
LME Zinc Futures	2.51%	125,340
NYMEX Henry Hub Natural Gas Futures	7.50%	375,099
ICE Gasoil Futures	3.21%	160,618
CBOT Soybean Futures	4.72%	235,817
NYBOT CSC No. 11 World Sugar Futures	2.45%	122,597
COMEX Silver Futures	4.32%	215,936
CBOT Soybean Meal Futures	2.94%	147,060
CBOT Wheat Futures	1.89%	94,362
NYMEX Reformulated Gasoline Blend Futures	2.95%	147,387
Total Notional Amount		$ 5,000,000
(2) The following table represents the individual positions within the Total Return Swap as of July 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.90%	$ 144,809
CBOT Corn Futures	4.78%	239,063
NYMEX Light Sweet Crude Oil Futures	7.38%	368,875
ICE Brent Crude Oil Futures	7.57%	378,620
NYBOT CTN No. 2 Cotton Futures	1.32%	65,743
COMEX Gold 100 Troy Oz. Futures	16.85%	842,289
COMEX Copper Futures	5.71%	285,509
NYMEX NY Harbor ULSD Futures	2.01%	100,323
NYBOT CSC 'C' Coffee Futures	3.61%	180,636
KCBT Hard Red Winter Wheat Futures	1.59%	79,739
LME Primary Aluminum Futures	4.05%	202,594
CME Live Cattle Futures	3.69%	184,535
CME Lean Hogs Futures	1.88%	94,101
LME Lead Futures	0.85%	42,467
LME Nickel Futures	2.57%	128,274
LME Zinc Futures	2.54%	127,106
NYMEX Henry Hub Natural Gas Futures	7.81%	390,604
ICE Gasoil Futures	2.67%	133,428
CBOT Soybean Futures	4.68%	233,957
NYBOT CSC No. 11 World Sugar Futures	2.45%	122,582
COMEX Silver Futures	5.49%	274,418
CBOT Soybean Meal Futures	2.94%	147,230
CBOT Wheat Futures	2.46%	122,901

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Reformulated Gasoline Blend Futures	2.20%	110,197
Total Notional Amount		$ 5,000,000
(3) The following table represents the individual positions within the Total Return Swap as of July 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.90%	$ 4,214,988
CBOT Corn Futures	4.78%	6,958,483
NYMEX Light Sweet Crude Oil Futures	7.38%	10,736,947
ICE Brent Crude Oil Futures	7.57%	11,020,600
NYBOT CTN No. 2 Cotton Futures	1.32%	1,913,584
COMEX Gold 100 Troy Oz. Futures	16.85%	24,516,726
COMEX Copper Futures	5.71%	8,310,381
NYMEX NY Harbor ULSD Futures	2.01%	2,920,136
NYBOT CSC 'C' Coffee Futures	3.61%	5,257,824
KCBT Hard Red Winter Wheat Futures	1.59%	2,320,977
LME Primary Aluminum Futures	4.05%	5,896,964
CME Live Cattle Futures	3.69%	5,371,304
CME Lean Hogs Futures	1.88%	2,739,009
LME Lead Futures	0.85%	1,236,104
LME Nickel Futures	2.57%	3,733,709
LME Zinc Futures	2.54%	3,699,692
NYMEX Henry Hub Natural Gas Futures	7.81%	11,369,415
ICE Gasoil Futures	2.67%	3,883,733
CBOT Soybean Futures	4.68%	6,809,854
NYBOT CSC No. 11 World Sugar Futures	2.45%	3,568,022
COMEX Silver Futures	5.49%	7,987,549
CBOT Soybean Meal Futures	2.94%	4,285,476
CBOT Wheat Futures	2.46%	3,577,319
NYMEX Reformulated Gasoline Blend Futures	2.20%	3,207,530
Total Notional Amount		$ 145,536,326
(4) The following table represents the individual positions within the Total Return Swap as of July 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.90%	$ 4,030,271
CBOT Corn Futures	3.71%	5,159,239
NYMEX Light Sweet Crude Oil Futures	9.05%	12,583,914
ICE Brent Crude Oil Futures	9.07%	12,616,717
NYBOT CTN No. 2 Cotton Futures	1.05%	1,458,655
COMEX Gold 100 Troy Oz. Futures	16.82%	23,389,715
COMEX Copper Futures	5.65%	7,866,699
NYMEX NY Harbor ULSD Futures	2.40%	3,337,364
NYBOT CSC 'C' Coffee Futures	3.62%	5,039,853
KCBT Hard Red Winter Wheat Futures	1.24%	1,726,340
LME Primary Aluminum Futures	3.19%	4,438,048
CME Live Cattle Futures	3.69%	5,124,359
CME Lean Hogs Futures	2.26%	3,135,699
LME Lead Futures	0.84%	1,164,964
LME Nickel Futures	2.02%	2,812,182
LME Zinc Futures	2.51%	3,485,829
NYMEX Henry Hub Natural Gas Futures	7.50%	10,431,900

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
ICE Gasoil Futures	3.21%	4,466,964
CBOT Soybean Futures	4.72%	6,558,327
NYBOT CSC No. 11 World Sugar Futures	2.45%	3,409,562
COMEX Silver Futures	4.32%	6,005,406
CBOT Soybean Meal Futures	2.94%	4,089,902
CBOT Wheat Futures	1.89%	2,624,293
NYMEX Reformulated Gasoline Blend Futures	2.95%	4,098,980
Total Notional Amount		$ 139,055,182
(5) The following table represents the individual positions within the Total Return Swap as of July 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.90%	$ 5,978,892
CBOT Corn Futures	3.71%	7,653,713
NYMEX Light Sweet Crude Oil Futures	9.05%	18,668,191
ICE Brent Crude Oil Futures	9.07%	18,716,853
NYBOT CTN No. 2 Cotton Futures	1.05%	2,163,910
COMEX Gold 100 Troy Oz. Futures	16.82%	34,698,556
COMEX Copper Futures	5.65%	11,670,220
NYMEX NY Harbor ULSD Futures	2.40%	4,950,967
NYBOT CSC 'C' Coffee Futures	3.62%	7,476,603
KCBT Hard Red Winter Wheat Futures	1.24%	2,561,020
LME Primary Aluminum Futures	3.19%	6,583,828
CME Live Cattle Futures	3.69%	7,601,968
CME Lean Hogs Futures	2.26%	4,651,799
LME Lead Futures	0.84%	1,728,220
LME Nickel Futures	2.02%	4,171,862
LME Zinc Futures	2.51%	5,171,215
NYMEX Henry Hub Natural Gas Futures	7.50%	15,475,685
ICE Gasoil Futures	3.21%	6,626,724
CBOT Soybean Futures	4.72%	9,729,254
NYBOT CSC No. 11 World Sugar Futures	2.45%	5,058,073
COMEX Silver Futures	4.32%	8,908,998
CBOT Soybean Meal Futures	2.94%	6,067,355
CBOT Wheat Futures	1.89%	3,893,129
NYMEX Reformulated Gasoline Blend Futures	2.95%	6,080,822
Total Notional Amount		$ 206,287,857
(6) The following table represents the individual positions within the Total Return Swap as of July 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.90%	$ 2,748,052
CBOT Corn Futures	4.78%	4,536,733
NYMEX Light Sweet Crude Oil Futures	7.38%	7,000,185
ICE Brent Crude Oil Futures	7.58%	7,185,119
NYBOT CTN No. 2 Cotton Futures	1.31%	1,247,602
COMEX Gold 100 Troy Oz. Futures	16.85%	15,984,209
COMEX Copper Futures	5.71%	5,418,133
NYMEX NY Harbor ULSD Futures	2.01%	1,903,846
NYBOT CSC 'C' Coffee Futures	3.61%	3,427,952
KCBT Hard Red Winter Wheat Futures	1.59%	1,513,211
LME Primary Aluminum Futures	4.05%	3,844,653

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
CME Live Cattle Futures	3.69%	3,501,938
CME Lean Hogs Futures	1.88%	1,785,756
LME Lead Futures	0.85%	805,905
LME Nickel Futures	2.57%	2,434,273
LME Zinc Futures	2.54%	2,412,094
NYMEX Henry Hub Natural Gas Futures	7.81%	7,412,536
ICE Gasoil Futures	2.67%	2,532,084
CBOT Soybean Futures	4.68%	4,439,832
NYBOT CSC No. 11 World Sugar Futures	2.45%	2,326,249
COMEX Silver Futures	5.49%	5,207,655
CBOT Soybean Meal Futures	2.94%	2,794,009
CBOT Wheat Futures	2.46%	2,332,310
NYMEX Reformulated Gasoline Blend Futures	2.20%	2,091,218
Total Notional Amount		$ 94,885,554
(7) The following table represents the individual positions within the Total Return Swap as of July 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.90%	$ 2,683,792
CBOT Corn Futures	4.78%	4,430,645
NYMEX Light Sweet Crude Oil Futures	7.38%	6,836,491
ICE Brent Crude Oil Futures	7.57%	7,017,100
NYBOT CTN No. 2 Cotton Futures	1.32%	1,218,428
COMEX Gold 100 Troy Oz. Futures	16.85%	15,610,432
COMEX Copper Futures	5.71%	5,291,434
NYMEX NY Harbor ULSD Futures	2.01%	1,859,326
NYBOT CSC 'C' Coffee Futures	3.61%	3,347,792
KCBT Hard Red Winter Wheat Futures	1.59%	1,477,826
LME Primary Aluminum Futures	4.05%	3,754,749
CME Live Cattle Futures	3.69%	3,420,048
CME Lean Hogs Futures	1.88%	1,743,998
LME Lead Futures	0.85%	787,060
LME Nickel Futures	2.57%	2,377,349
LME Zinc Futures	2.54%	2,355,689
NYMEX Henry Hub Natural Gas Futures	7.81%	7,239,200
ICE Gasoil Futures	2.67%	2,472,873
CBOT Soybean Futures	4.68%	4,336,010
NYBOT CSC No. 11 World Sugar Futures	2.45%	2,271,851
COMEX Silver Futures	5.49%	5,085,878
CBOT Soybean Meal Futures	2.94%	2,728,673
CBOT Wheat Futures	2.46%	2,277,771
NYMEX Reformulated Gasoline Blend Futures	2.20%	2,042,317
Total Notional Amount		$ 92,666,732
(8) The following table represents the individual positions within the Total Return Swap as of July 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.90%	$ 2,516,499
CBOT Corn Futures	3.71%	3,221,426
NYMEX Light Sweet Crude Oil Futures	9.05%	7,857,391
ICE Brent Crude Oil Futures	9.07%	7,877,872
NYBOT CTN No. 2 Cotton Futures	1.05%	910,783

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Gold 100 Troy Oz. Futures	16.82%	14,604,527
COMEX Copper Futures	5.65%	4,911,963
NYMEX NY Harbor ULSD Futures	2.40%	2,083,848
NYBOT CSC 'C' Coffee Futures	3.62%	3,146,881
KCBT Hard Red Winter Wheat Futures	1.24%	1,077,926
LME Primary Aluminum Futures	3.19%	2,771,115
CME Live Cattle Futures	3.69%	3,199,647
CME Lean Hogs Futures	2.26%	1,957,929
LME Lead Futures	0.84%	727,403
LME Nickel Futures	2.02%	1,755,925
LME Zinc Futures	2.51%	2,176,550
NYMEX Henry Hub Natural Gas Futures	7.50%	6,513,673
ICE Gasoil Futures	3.21%	2,789,170
CBOT Soybean Futures	4.72%	4,095,016
NYBOT CSC No. 11 World Sugar Futures	2.45%	2,128,929
COMEX Silver Futures	4.32%	3,749,772
CBOT Soybean Meal Futures	2.94%	2,553,733
CBOT Wheat Futures	1.89%	1,638,607
NYMEX Reformulated Gasoline Blend Futures	2.95%	2,559,401
Total Notional Amount		$ 86,825,986
(9) The following table represents the individual positions within the Total Return Swap as of July 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.90%	$ 5,980,837
CBOT Corn Futures	4.78%	9,873,707
NYMEX Light Sweet Crude Oil Futures	7.38%	15,235,142
ICE Brent Crude Oil Futures	7.57%	15,637,629
NYBOT CTN No. 2 Cotton Futures	1.31%	2,715,271
COMEX Gold 100 Troy Oz. Futures	16.85%	34,787,894
COMEX Copper Futures	5.71%	11,791,977
NYMEX NY Harbor ULSD Futures	2.01%	4,143,514
NYBOT CSC 'C' Coffee Futures	3.61%	7,460,565
KCBT Hard Red Winter Wheat Futures	1.60%	3,293,340
LME Primary Aluminum Futures	4.05%	8,367,470
CME Live Cattle Futures	3.69%	7,621,587
CME Lean Hogs Futures	1.88%	3,886,504
LME Lead Futures	0.85%	1,753,965
LME Nickel Futures	2.57%	5,297,930
LME Zinc Futures	2.54%	5,249,660
NYMEX Henry Hub Natural Gas Futures	7.81%	16,132,578
ICE Gasoil Futures	2.67%	5,510,805
CBOT Soybean Futures	4.68%	9,662,812
NYBOT CSC No. 11 World Sugar Futures	2.45%	5,062,828
COMEX Silver Futures	5.49%	11,333,895
CBOT Soybean Meal Futures	2.94%	6,080,856
CBOT Wheat Futures	2.46%	5,076,020
NYMEX Reformulated Gasoline Blend Futures	2.20%	4,551,310
Total Notional Amount		$ 206,508,096

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$3,690,396	—	$3,690,396
Canada	—	45,664,245	—	45,664,245
France	—	26,866,392	—	26,866,392
Germany	—	22,341,057	—	22,341,057
Ireland	—	5,418,603	—	5,418,603
Japan	—	33,522,138	—	33,522,138
Supranational Organization Obligations	—	12,855,860	—	12,855,860
Sweden	—	9,249,075	—	9,249,075
Switzerland	—	2,305,356	—	2,305,356
United Kingdom	—	17,620,774	—	17,620,774
United States	—	186,149,979	—	186,149,979
U.S. Treasury Obligations	—	593,027,625	—	593,027,625
Commercial Paper	—	29,134,912	—	29,134,912
Securities Lending Collateral	—	60,668,314	—	60,668,314
Total Investments in Securities	—	$1,048,514,726	—	$1,048,514,726
Financial Instruments
Assets
Forward Currency Contracts**	—	1,225	—	1,225
Futures Contracts**	$1,018,876	—	—	1,018,876
Swap Agreements**	—	5,945,100	—	5,945,100
Liabilities
Forward Currency Contracts**	—	(3,518)	—	(3,518)
Futures Contracts**	(997,768)	—	—	(997,768)
Swap Agreements**	—	(611,629)	—	(611,629)
Total Financial Instruments	$21,108	$5,331,178	—	$5,352,286
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (15.5%)
Asian Development Bank
	1.500%, 10/18/24	29,000	$28,761,614
Asian Infrastructure Investment Bank
	0.500%, 10/30/24	13,000	12,846,622
Australia & New Zealand Banking Group Ltd., SOFR + 0.640%, FRN
(r)	5.991%, 10/03/25	3,766	3,777,486
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r)	6.101%, 07/03/25	3,000	3,012,342
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
(r)Ω	5.928%, 03/18/26	22,007	22,031,648
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.119%, 07/03/25	19,780	19,861,378
Caisse des Depots et Consignations
	0.875%, 11/18/24	31,400	30,981,819
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.764%, 05/19/25	43,150	43,195,716
(r)	5.764%, 05/19/25	13,200	13,213,985
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)	5.981%, 09/12/25	5,600	5,617,430
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.748%, 07/07/25	35,471	35,472,419
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω	5.997%, 09/12/25	60,406	60,594,020
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.107%, 03/14/25	6,500	6,518,590
(r)	6.107%, 03/14/25	16,247	16,293,466
		Face Amount	Value†
		(000)
	Cooperatieve Rabobank UA
	5.000%, 01/13/25	10,000	$9,982,809
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.048%, 07/18/25	31,807	31,914,190
	CPPIB Capital, Inc.
Ω	4.125%, 10/21/24	19,250	19,191,966
	DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)	5.959%, 09/12/25	794	795,604
	European Bank for Reconstruction & Development
	1.625%, 09/27/24	12,000	11,928,781
	European Stability Mechanism
	1.375%, 09/11/24	9,732	9,688,284
	Inter-American Development Bank
	0.500%, 09/23/24	14,000	13,899,763
	International Bank for Reconstruction & Development
	1.500%, 08/28/24	3,000	2,990,963
	JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.987%, 04/29/26	10,000	10,042,692
	Kommuninvest I Sverige AB
	0.500%, 11/29/24	2,000	1,968,699
	Kreditanstalt fuer Wiederaufbau
	3.375%, 08/23/24	19,930	19,904,920
	0.500%, 09/20/24	40,000	39,732,182
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 01/27/25	13,600	13,348,482
	Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.349%, 04/01/25	8,400	8,441,697
	National Australia Bank Ltd.
#	5.132%, 11/22/24	14,475	14,454,858

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω	5.748%, 01/12/25	2,900	$2,901,987
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.650%, FRN
(r)Ω	6.017%, 12/10/25	21,160	21,247,595
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.124%, 05/13/25	11,110	11,138,276
Nordic Investment Bank
	0.375%, 09/20/24	9,467	9,402,116
NRW Bank
	0.750%, 10/25/24	10,500	10,387,965
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	1,500	1,490,692
Province of Quebec
	2.875%, 10/16/24	2,520	2,506,642
	1.500%, 02/11/25	36,500	35,804,472
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.617%, 06/15/26	3,900	3,953,793
Westpac Banking Corp.
	5.350%, 10/18/24	88,450	88,416,944
Westpac Banking Corp., SOFR + 0.720%, FRN
#(r)	6.078%, 11/17/25	25,000	25,113,974
Westpac Banking Corp., Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.789%, 04/16/26	7,000	6,994,681
TOTAL BONDS			729,823,562
U.S. TREASURY OBLIGATIONS — (32.6%)
U.S. Treasury Bills
∞	4.906%, 08/27/24	58,000	57,778,701
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	5.383%, 10/31/25	446,500	446,738,538
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	5.458%, 01/31/26	142,000	142,222,934
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.384%, 07/31/25	474,000	473,940,228
	Face Amount	Value†
	(000)

U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.150%, FRN
(r) 5.363%, 04/30/26	145,542	$145,595,369
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.382%, 04/30/25	182,000	182,081,687
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.459%, 01/31/25	82,748	82,772,665
TOTAL U.S. TREASURY OBLIGATIONS		1,531,130,122

COMMERCIAL PAPER — (49.2%)
Apple, Inc.
Ω	5.413%, 09/16/24	1,390	1,380,390
Ω	5.444%, 09/19/24	26,000	25,808,731
Ω	5.416%, 09/20/24	33,547	33,295,260
Australia & New Zealand Banking Group Ltd.
Ω	5.495%, 09/23/24	25,000	24,801,850
Ω	5.573%, 10/01/24	52,250	51,776,973
BNG Bank NV
Ω	5.437%, 08/19/24	40,000	39,887,689
Ω	5.398%, 08/29/24	25,000	24,892,503
Caisse d'Amortissement de la Dette Sociale
Ω	5.507%, 09/17/24	85,250	84,647,340
Ω	5.502%, 10/15/24	23,500	23,235,507
Ω	5.451%, 10/21/24	5,000	4,939,191
Ω	5.522%, 12/13/24	24,000	23,529,975
Caisse des Depots et Consignations
Ω	5.462%, 08/05/24	38,000	37,971,952
Ω	5.468%, 08/30/24	8,000	7,964,533
Ω	5.499%, 09/19/24	18,000	17,867,000
Ω	5.466%, 10/09/24	38,250	37,855,068
Canadian Imperial Bank of Commerce
Ω	5.440%, 08/19/24	35,000	34,901,642
CDP Financial, Inc.
Ω	5.520%, 11/04/24	2,000	1,971,866
Chevron Corp.
Ω	5.403%, 09/20/24	15,000	14,886,801
Cisco Systems, Inc.
Ω	5.484%, 11/01/24	21,000	20,713,907
Ω	5.496%, 11/12/24	23,000	22,651,158
Ω	5.519%, 12/09/24	24,000	23,548,152
DBS Bank Ltd.
Ω	5.520%, 08/01/24	74,645	74,634,005

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	5.483%, 08/21/24	20,589	$20,525,105
Ω	5.437%, 08/06/24	15,000	14,986,707
Ω	5.512%, 09/23/24	23,000	22,817,219
DNB Bank ASA
Ω	5.543%, 10/25/24	47,500	46,903,734
Ω	5.493%, 08/22/24	10,000	9,967,623
Ω	5.504%, 09/20/24	18,262	18,124,981
Ω	5.517%, 10/21/24	43,725	43,201,080
Ω	5.446%, 09/27/24	14,000	13,880,615
Equinor ASA
Ω	5.447%, 10/11/24	70,000	69,256,880
Erste Abwicklungsanstalt
Ω	5.468%, 08/05/24	30,000	29,977,857
Ω	5.449%, 10/01/24	16,000	15,849,547
European Investment Bank
	5.452%, 09/26/24	27,000	26,777,101
Export Development Canada
	5.484%, 08/19/24	16,500	16,454,339
	5.504%, 09/03/24	10,000	9,950,782
FMS Wertmanagement
Ω	5.425%, 08/27/24	20,750	20,667,674
Hydro-Quebec
Ω	5.393%, 09/18/24	8,000	7,942,278
Johnson & Johnson
Ω	5.441%, 08/01/24	23,500	23,496,552
Ω	5.479%, 09/11/24	14,000	13,913,695
Kreditanstalt fuer Wiederaufbau
Ω	5.452%, 09/05/24	11,575	11,513,815
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.521%, 08/12/24	10,083	10,065,153
Ω	5.522%, 08/13/24	8,250	8,234,181
Ω	5.526%, 08/14/24	7,000	6,985,545
Ω	5.542%, 10/15/24	37,000	36,585,282
Ω	5.487%, 08/21/24	35,000	34,891,587
Ω	5.487%, 08/27/24	14,000	13,944,245
Ω	5.512%, 09/19/24	16,000	15,881,852
National Securities Clearing Corp.
Ω	5.484%, 08/27/24	25,000	24,900,250
Ω	5.489%, 08/28/24	21,000	20,913,107
Ω	5.513%, 08/30/24	37,500	37,333,750
Ω	5.501%, 09/17/24	14,250	14,148,920
Ω	5.484%, 09/18/24	25,000	24,818,972
Ω	5.490%, 10/09/24	9,250	9,154,494
Ω	5.469%, 10/17/24	5,000	4,942,562
Nederlandse Waterschapsbank NV
Ω	5.459%, 08/26/24	14,000	13,946,209
Nestle Finance International Ltd.
Ω	5.483%, 09/30/24	19,000	18,831,344
Ω	5.507%, 09/30/24	28,000	27,751,454
Ω	5.524%, 12/16/24	15,000	14,707,440
Ω	5.435%, 09/25/24	46,000	45,625,144
		Face Amount	Value†
		(000)
Nordea Bank Abp
Ω	5.466%, 10/28/24	9,250	$9,128,760
Ω	5.477%, 11/01/24	23,500	23,178,379
Novartis Finance Corp.
Ω	5.466%, 08/05/24	47,000	46,965,422
Ω	5.475%, 08/05/24	14,000	13,989,700
Ω	5.467%, 08/06/24	52,000	51,954,079
Ω	5.428%, 10/28/24	21,000	20,725,811
NRW Bank
Ω	5.460%, 08/26/24	47,000	46,821,452
Ω	5.470%, 09/20/24	3,000	2,977,675
Ω	5.508%, 10/10/24	48,500	47,997,823
Ω	5.447%, 10/22/24	17,500	17,288,177
Oesterreichische Kontrollbank AG
	5.408%, 08/29/24	57,750	57,502,509
Province of Alberta
Ω	5.446%, 08/02/24	10,000	9,997,059
PSP Capital, Inc.
Ω	5.432%, 08/02/24	4,000	3,998,821
Ω	5.467%, 09/13/24	75,675	75,188,494
Ω	5.423%, 10/15/24	20,000	19,778,221
Queensland Treasury Corp.
	5.532%, 10/16/24	32,800	32,428,667
Sanofi SA
Ω	5.489%, 10/03/24	15,000	14,858,738
Siemens Capital Co. LLC
Ω	5.434%, 09/16/24	18,500	18,372,578
Ω	5.404%, 09/05/24	5,000	4,973,640
Ω	5.439%, 09/30/24	46,000	45,588,583
Svensk Exportkredit AB
	5.462%, 09/04/24	19,000	18,902,621
	5.479%, 09/26/24	40,000	39,665,663
	5.461%, 10/03/24	45,000	44,577,920
Svenska Handelsbanken AB
Ω	5.516%, 10/08/24	26,000	25,738,520
Ω	5.522%, 10/08/24	25,000	24,748,576
Ω	5.482%, 09/20/24	3,500	3,473,872
Toronto-Dominion Bank
Ω	5.507%, 08/16/24	30,500	30,428,106
Ω	5.499%, 08/26/24	32,500	32,375,811
Ω	5.516%, 09/06/24	14,000	13,923,786
Ω	5.516%, 09/09/24	37,750	37,527,638
Ω	5.521%, 09/09/24	21,175	21,050,271
TOTAL COMMERCIAL PAPER (Cost $2,309,381,942)			2,309,157,940
TOTAL INVESTMENT SECURITIES (Cost $4,568,617,397)			4,570,111,624

DFA One-Year Fixed Income Portfolio
CONTINUED
	Shares	Value†
TEMPORARY CASH INVESTMENTS — (2.7%)
State Street Institutional U.S. Government Money Market Fund 5.260%	124,978,598	$124,978,598
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	20,254	$234,281
TOTAL INVESTMENTS — (100.0%)
(Cost $4,693,830,276)^^			$4,695,324,503
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$729,823,562	—	$729,823,562
U.S. Treasury Obligations	—	1,531,130,122	—	1,531,130,122
Commercial Paper	—	2,309,157,940	—	2,309,157,940
Temporary Cash Investments	$124,978,598	—	—	124,978,598
Securities Lending Collateral	—	234,281	—	234,281
Total Investments in Securities	$124,978,598	$4,570,345,905	—	$4,695,324,503

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (28.3%)
AUSTRALIA — (7.8%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.750%, FRN, 6.119%, 07/03/25		19,780	$19,861,378
(r)	3M Swap + 0.920%, FRN, 5.332%, 11/04/25	AUD	10,000	6,579,311
(r)Ω	SOFR + 0.560%, FRN, 5.928%, 03/18/26		22,007	22,031,648
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 6.178%, 01/18/27		21,125	21,233,514
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	7,000	4,557,563
	SOFR + 0.630%, FRN, 5.981%, 09/12/25		5,600	5,617,431
Commonwealth Bank of Australia, Floating Rate Note,
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.740%, FRN, 6.107%, 03/14/25		15,861	15,906,362
(r)Ω	SOFR + 0.400%, FRN, 5.748%, 07/07/25		36,433	36,434,457
(r)	3M Swap + 0.800%, FRN, 5.143%, 08/18/25	AUD	1,500	985,018
(r)Ω	SOFR + 0.630%, FRN, 5.997%, 09/12/25		27,940	28,026,966
(r)	3M Swap + 0.900%, FRN, 5.353%, 01/13/26	AUD	3,500	2,302,828
(r)Ω	SOFR + 0.750%, FRN, 6.117%, 03/13/26		500	502,260
National Australia Bank Ltd.
	5.132%, 11/22/24		10,000	9,986,085
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.410%, FRN, 4.750%, 08/24/26	AUD	4,000	$2,607,954
National Australia Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.380%, FRN, 5.748%, 01/12/25		11,248	11,255,705
(r)	3M Swap + 0.770%, FRN, 5.240%, 01/21/25	AUD	14,900	9,764,603
(r)Ω	SOFR + 0.760%, FRN, 6.124%, 05/13/25		11,110	11,138,276
(r)	3M Swap + 0.920%, FRN, 5.255%, 11/25/25	AUD	23,500	15,464,455
(r)Ω	SOFR + 0.650%, FRN, 6.017%, 12/10/25		6,368	6,394,361
(r)	3M Swap + 0.780%, FRN, 5.150%, 05/12/26	AUD	13,750	9,031,317
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	8,000	5,233,072
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	33,700	22,125,514
Westpac Banking Corp.
	2.700%, 03/17/25	AUD	4,200	2,713,214
	3.900%, 08/11/25	AUD	10,000	6,489,419
(r)	SOFR + 0.720%, FRN, 6.078%, 11/17/25		25,000	25,113,974
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.690%, FRN, 5.061%, 03/17/25	AUD	19,300	12,647,955
(r)	3M Swap + 0.800%, FRN, 5.170%, 08/11/25	AUD	33,500	21,996,496
(r)	SOFR + 1.000%, FRN, 6.367%, 08/26/25		4,500	4,528,260
(r)	3M Swap + 0.750%, FRN, 5.104%, 02/16/26	AUD	13,500	8,863,209

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	SOFR + 0.420%, FRN, 5.789%, 04/16/26		5,000	$4,996,201
TOTAL AUSTRALIA				354,388,806
AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		1,500	1,490,693
BELGIUM — (0.1%)
Euroclear Bank SA
	1.250%, 09/30/24	GBP	2,000	2,552,848
CANADA — (4.0%)
Canada Government Bonds
	3.000%, 11/01/24	CAD	26,000	18,763,633
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 5.764%, 05/19/25		47,625	47,675,456
CPPIB Capital, Inc.
	0.500%, 09/16/24		9,000	8,944,229
Ω	4.125%, 10/21/24		11,592	11,557,053
Province of British Columbia
	1.750%, 09/27/24		7,632	7,587,800
Province of Ontario
	4.250%, 08/22/24	AUD	3,200	2,092,180
	2.300%, 09/08/24	CAD	20,000	14,450,585
Province of Quebec
	3.750%, 09/01/24	CAD	45,800	33,139,608
	2.875%, 10/16/24		8,000	7,957,593
	4.200%, 03/10/25	AUD	40,915	26,682,515
Royal Bank of Canada
	4.810%, 12/16/24	CAD	5,000	3,624,923
TOTAL CANADA				182,475,575
DENMARK — (0.2%)
Kommunekredit
	0.750%, 08/15/24	GBP	7,732	9,924,210
FINLAND — (0.4%)
Nordea Bank Abp, Floating Rate Note,
(r)Ω	SOFR + 0.740%, FRN, 6.108%, 03/19/27		16,687	16,748,927
FRANCE — (0.6%)
Caisse d'Amortissement de la Dette Sociale
	1.125%, 11/29/24		24,700	24,361,378
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Caisse des Depots et Consignations
0.875%, 11/18/24		2,000	$1,973,364
TOTAL FRANCE			26,334,742
GERMANY — (1.0%)
Erste Abwicklungsanstalt
0.875%, 10/30/24		4,400	4,351,666
Kreditanstalt fuer Wiederaufbau
0.500%, 09/20/24		2,000	1,986,609
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.349%, 04/01/25		8,800	8,843,683
Landwirtschaftliche Rentenbank
0.400%, 09/23/24	AUD	9,970	6,482,983
4.250%, 01/09/25	AUD	20,300	13,258,526
NRW Bank
0.750%, 10/25/24		8,000	7,914,640
TOTAL GERMANY			42,838,107
NETHERLANDS — (1.6%)
BNG Bank NV
1.500%, 10/16/24		2,750	2,728,336
3.250%, 07/15/25	AUD	11,800	7,626,311
Cooperatieve Rabobank UA
1.375%, 01/10/25		4,468	4,388,767
(r) SOFR + 0.710%, FRN, 6.077%, 03/05/27		13,000	13,042,482
Cooperatieve Rabobank UA, Floating Rate Note,
(r) SOFR + 0.380%, FRN, 5.748%, 01/10/25		1,170	1,170,986
(r) SOFR + 0.700%, FRN, 6.048%, 07/18/25		34,481	34,597,201
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.250%, 07/08/25	AUD	5,000	3,253,750
Nederlandse Waterschapsbank NV
3.400%, 07/22/25	AUD	7,540	4,878,522
TOTAL NETHERLANDS			71,686,355
NORWAY — (0.5%)
Kommunalbanken AS
0.500%, 10/08/24	AUD	9,288	6,028,015

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NORWAY — (Continued)
4.250%, 07/16/25	AUD	11,500	$7,500,340
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 06/17/26		8,598	8,704,443
TOTAL NORWAY			22,232,798
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.8%)
African Development Bank
4.000%, 01/10/25	AUD	39,000	25,434,696
Asian Development Bank
1.100%, 08/15/24	AUD	17,250	11,266,872
4.125%, 09/27/24		6,940	6,924,431
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.366%, 08/27/26		11,740	11,919,387
Asian Infrastructure Investment Bank
0.500%, 10/30/24		13,000	12,846,622
European Bank for Reconstruction & Development
1.625%, 09/27/24		11,500	11,431,748
European Investment Bank
4.750%, 08/07/24	AUD	63,272	41,378,132
1.700%, 11/15/24	AUD	24,846	16,121,389
European Stability Mechanism
1.375%, 09/11/24		9,568	9,525,020
Inter-American Development Bank
4.750%, 08/27/24	AUD	40,000	26,163,623
0.500%, 09/23/24		15,015	14,907,496
Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r) 5.537%, 09/16/26		16,100	16,084,061
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.180%, FRN, 5.547%, 06/15/26		18,500	18,481,870
(r) SOFR + 0.370%, FRN, 5.739%, 01/12/27		4,000	4,011,520
(r) SOFR + 0.280%, FRN, 5.645%, 02/23/27		60,000	60,066,600
(r) SOFR + 0.270%, FRN, 5.624%, 06/15/27		14,000	13,988,914
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
	1.375%, 09/13/24	CAD	2,659	$1,918,779
	4.000%, 04/03/25	AUD	5,141	3,352,068
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r)	5.647%, 03/16/26		10,000	10,009,300
Nordic Investment Bank
	0.375%, 09/20/24		9,527	9,461,705
	1.500%, 03/13/25	NOK	166,500	14,964,841
	1.050%, 05/12/25	SEK	100,000	9,176,969
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 05/12/26		4,000	4,037,200
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				353,473,243
SWEDEN — (2.7%)
Kommuninvest I Sverige AB
	1.000%, 10/02/24	SEK	113,000	10,506,844
	0.500%, 11/29/24		2,000	1,968,699
	1.000%, 05/12/25	SEK	96,000	8,819,835
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		33,603	33,422,590
Svensk Exportkredit AB
	3.625%, 09/03/24		11,700	11,679,393
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 08/03/26		51,467	52,191,267
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.617%, 06/15/26		4,900	4,967,586
TOTAL SWEDEN				123,556,214
UNITED STATES — (1.6%)
JPMorgan Chase Bank NA, Floating Rate Note,
(r)	SOFR + 0.620%, FRN, 5.987%, 04/29/26		9,500	9,540,557
(r)	SOFR + 1.000%, FRN, 6.367%, 12/08/26		53,900	54,542,111
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r)	6.531%, 10/30/26		1,785	1,805,224

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.104%, 11/13/26	8,400	$8,468,712
TOTAL UNITED STATES			74,356,604
TOTAL BONDS			1,282,059,122
U.S. TREASURY OBLIGATIONS — (24.3%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25	451,000	451,240,942
(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26	221,500	221,847,746
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.382%, 04/30/25	83,000	83,037,253
(r)	3M USTMMR + 0.125%, FRN, 5.384%, 07/31/25	295,000	294,962,800
(r)	3M USTMMR + 0.150%, FRN, 5.363%, 04/30/26	50,500	50,518,518
TOTAL U.S. TREASURY OBLIGATIONS			1,101,607,259
COMMERCIAL PAPER — (40.4%)
AUSTRALIA — (1.6%)
Australia & New Zealand Banking Group Ltd.
Ω	5.573%, 10/01/24	14,000	13,873,256
Ω	5.499%, 08/02/24	24,650	24,642,734
Queensland Treasury Corp.
	5.532%, 10/16/24	32,500	32,132,063
TOTAL AUSTRALIA			70,648,053
CANADA — (4.8%)
Canadian Imperial Bank of Commerce
Ω	5.508%, 09/04/24	15,000	14,922,485
Ω	5.509%, 09/05/24	4,500	4,476,082
CDP Financial, Inc.
Ω	5.500%, 01/03/25	13,000	12,710,672
Export Development Canada
	5.520%, 09/12/24	46,650	46,359,453
Hydro-Quebec
Ω	5.393%, 09/18/24	4,000	3,971,139
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Province of Alberta
Ω	5.477%, 09/03/24	23,250	$23,133,592
PSP Capital, Inc.
Ω	5.464%, 09/19/24	9,600	9,529,733
Ω	5.462%, 10/08/24	23,250	23,015,200
Ω	5.423%, 10/15/24	20,000	19,778,221
Toronto-Dominion Bank
Ω	5.499%, 08/30/24	13,000	12,942,735
Ω	5.516%, 09/06/24	24,000	23,869,347
Ω	5.499%, 09/25/24	25,000	24,792,883
TOTAL CANADA			219,501,542
FRANCE — (6.3%)
Caisse d'Amortissement de la Dette Sociale
Ω	5.515%, 09/03/24	46,150	45,918,993
Ω	5.502%, 10/15/24	46,000	45,482,268
Ω	5.451%, 10/21/24	10,000	9,878,382
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.481%, 08/09/24	35,700	35,652,608
Ω	5.521%, 08/12/24	18,104	18,071,956
Ω	5.522%, 08/13/24	14,825	14,796,573
Ω	5.526%, 08/14/24	6,500	6,486,578
Ω	5.487%, 08/21/24	17,000	16,947,343
Ω	5.487%, 08/27/24	5,000	4,980,088
Ω	5.489%, 09/16/24	41,500	41,211,994
Sanofi SA
Ω	5.486%, 09/06/24	35,000	34,808,903
Ω	5.489%, 10/03/24	6,000	5,943,495
Ω	5.488%, 10/10/24	5,500	5,442,589
TOTAL FRANCE			285,621,770
GERMANY — (1.6%)
Erste Abwicklungsanstalt
Ω	5.444%, 09/24/24	10,000	9,916,940
Ω	5.449%, 10/01/24	46,500	46,062,745
NRW Bank
Ω	5.447%, 10/22/24	16,000	15,806,333
TOTAL GERMANY			71,786,018
LUXEMBOURG — (1.8%)
European Investment Bank
	5.452%, 09/26/24	46,500	46,116,119
Nestle Finance International Ltd.
Ω	5.475%, 09/27/24	12,500	12,394,486
Ω	5.524%, 12/16/24	15,000	14,707,440
Ω	5.477%, 10/23/24	9,000	8,890,632
TOTAL LUXEMBOURG			82,108,677
NETHERLANDS — (1.0%)
Nederlandse Waterschapsbank NV
Ω	5.459%, 08/26/24	46,500	46,321,337

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

NORWAY — (2.9%)
DNB Bank ASA
Ω	5.469%, 08/01/24	4,750	$4,749,303
Ω	5.492%, 09/24/24	3,000	2,975,734
Ω	5.481%, 10/18/24	46,750	46,209,886
Ω	5.475%, 10/21/24	25,000	24,700,446
Ω	5.470%, 09/18/24	35,000	34,747,651
Ω	5.446%, 09/27/24	18,500	18,342,241
TOTAL NORWAY			131,725,261
SINGAPORE — (1.7%)
DBS Bank Ltd.
Ω	5.483%, 08/21/24	600	598,138
Ω	5.512%, 09/23/24	13,750	13,640,729
Ω	5.510%, 09/24/24	18,500	18,350,295
United Overseas Bank Ltd.
Ω	5.475%, 08/12/24	40,000	39,928,933
Ω	5.520%, 08/30/24	5,000	4,977,792
TOTAL SINGAPORE			77,495,887
SWEDEN — (1.4%)
Nordea Bank Abp
Ω	5.466%, 10/28/24	9,500	9,375,483
Svensk Exportkredit AB
	5.462%, 09/04/24	19,000	18,902,621
Svenska Handelsbanken AB
Ω	5.487%, 09/03/24	7,250	7,213,828
Ω	5.522%, 10/08/24	25,000	24,748,576
Ω	5.482%, 09/20/24	3,630	3,602,901
TOTAL SWEDEN			63,843,409
UNITED STATES — (17.3%)
Apple, Inc.
Ω	5.444%, 09/19/24	26,000	25,808,732
Ω	5.442%, 09/20/24	19,580	19,433,070
Caisse des Depots et Consignations
Ω	5.465%, 08/30/24	18,500	18,417,983
Ω	5.468%, 08/30/24	15,000	14,933,500
Ω	5.476%, 09/10/24	11,500	11,430,323
Ω	5.499%, 09/19/24	18,000	17,867,000
Ω	5.402%, 10/09/24	20,000	19,793,500
Ω	5.498%, 10/24/24	38,200	37,722,421
Chevron Corp.
Ω	5.403%, 09/20/24	15,000	14,886,801
Cisco Systems, Inc.
Ω	5.496%, 11/12/24	23,000	22,651,158
Ω	5.517%, 11/18/24	16,500	16,236,136
Ω	5.519%, 12/09/24	23,000	22,566,979
Equinor ASA
Ω	5.482%, 10/07/24	30,000	29,698,987
Johnson & Johnson
Ω	5.479%, 09/11/24	70,000	69,568,473
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Kreditanstalt fuer Wiederaufbau
Ω	5.452%, 09/05/24		30,000	$29,841,420
National Securities Clearing Corp.
Ω	5.463%, 08/09/24		30,000	29,960,100
Ω	5.477%, 08/13/24		23,000	22,955,814
Ω	5.501%, 08/22/24		32,300	32,194,989
Ω	5.489%, 09/16/24		39,500	39,225,650
Novartis Finance Corp.
Ω	5.466%, 08/05/24		41,750	41,719,284
Ω	5.475%, 08/05/24		23,000	22,983,079
Ω	5.417%, 09/10/24		17,000	16,897,173
Ω	5.428%, 10/28/24		28,000	27,634,414
NRW Bank
Ω	5.477%, 09/12/24		28,000	27,824,227
Ω	5.481%, 09/23/24		26,000	25,795,172
Ω	5.502%, 10/01/24		45,000	44,593,125
Province of Quebec
Ω	5.413%, 09/19/24		4,000	3,970,519
Siemens Capital Co. LLC
Ω	5.457%, 08/16/24		23,000	22,946,129
Ω	5.491%, 10/02/24		9,000	8,916,919
Ω	5.439%, 09/30/24		45,000	44,597,527
TOTAL UNITED STATES				783,070,604
TOTAL COMMERCIAL PAPER (Cost $1,832,290,322)				1,832,122,558
FOREIGN SOVEREIGN OBLIGATIONS — (7.0%)
CANADA — (1.5%)
Canada Treasury Bills
∞	4.662%, 08/15/24	CAD	5,000	3,614,819
∞	4.667%, 08/01/24	CAD	7,100	5,141,888
∞	4.693%, 08/29/24	CAD	44,100	31,828,404
∞	4.644%, 09/12/24	CAD	37,100	26,731,133
TOTAL CANADA				67,316,244
SINGAPORE — (2.9%)
Monetary Authority of Singapore Bills
∞	3.875%, 08/12/24	SGD	20,000	14,945,159
∞	3.844%, 08/16/24	SGD	60,000	44,816,968
∞	3.804%, 08/23/24	SGD	35,000	26,124,412
∞	3.791%, 08/30/24	SGD	62,000	46,244,365
TOTAL SINGAPORE				132,130,904
SWEDEN — (1.6%)
Sweden Treasury Bills
∞	3.718%, 08/21/24	SEK	750,000	69,899,032
UNITED KINGDOM — (1.0%)
U.K. Treasury Bills
∞	5.167%, 08/27/24	GBP	18,000	23,054,918

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
∞ 5.177%, 10/28/24	GBP	18,000	$22,855,025
TOTAL UNITED KINGDOM			45,909,943
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			315,256,123
TOTAL INVESTMENT SECURITIES (Cost $4,544,593,458)			4,531,045,062

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	$11
TOTAL INVESTMENTS — (100.0%)
(Cost $4,544,593,469)^^			$4,531,045,073
As of July 31, 2024, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	2,757,352	USD	3,500,272	Citibank, N.A.	08/01/24	$44,443
GBP	6,332,215	USD	8,134,680	Societe Generale	08/01/24	5,701
SGD	59,967,350	USD	44,674,307	Barclays Capital	08/02/24	187,928
SGD	64,911,200	USD	47,969,411	Royal Bank of Canada	08/02/24	591,373
SGD	55,074,400	USD	40,809,896	State Street Bank and Trust	08/02/24	391,869
SGD	68,885,910	USD	51,487,316	UBS AG	08/02/24	46,992
USD	111,537,150	AUD	167,631,265	UBS AG	08/06/24	1,903,485
USD	97,532,998	AUD	146,039,948	State Street Bank and Trust	08/07/24	2,017,977
USD	26,727,367	CAD	36,513,365	State Street Bank and Trust	08/14/24	271,266
USD	15,289,047	NOK	164,079,805	UBS AG	08/14/24	245,998
USD	112,049,898	AUD	166,337,724	State Street Bank and Trust	08/19/24	3,224,892
USD	47,638,054	GBP	36,985,913	Citibank, N.A.	08/21/24	82,049
USD	97,835,495	AUD	148,106,723	Bank of America Corp.	08/26/24	919,880
AUD	4,000,633	USD	2,616,733	Citibank, N.A.	08/26/24	1,135
USD	33,438,033	CAD	45,546,546	UBS AG	09/09/24	412,268
USD	33,209,069	CAD	45,348,213	Royal Bank of Canada	09/17/24	319,028
CAD	15,284,641	USD	11,082,605	Bank of New York Mellon	09/18/24	3,343
USD	2,000,768	CAD	2,752,080	Citibank, N.A.	09/18/24	4,685
CAD	670,907	USD	485,501	Citibank, N.A.	09/18/24	1,108
USD	14,518,676	CAD	19,875,370	Royal Bank of Canada	09/18/24	103,073
USD	43,620,406	CAD	59,513,973	State Street Bank and Trust	09/18/24	454,930
USD	100,652,283	SEK	1,053,135,606	Barclays Capital	10/07/24	1,978,262
Total Appreciation						$13,211,685
GBP	1,733,066	USD	2,244,889	Citibank, N.A.	08/01/24	$(16,945)
USD	13,547,509	GBP	10,822,633	Morgan Stanley and Co. International	08/01/24	(365,530)
USD	14,841,881	SGD	20,025,200	Citibank, N.A.	08/02/24	(139,192)
USD	25,952,492	SGD	34,907,400	Morgan Stanley and Co. International	08/02/24	(162,118)
USD	99,242,404	SGD	133,918,060	State Street Bank and Trust	08/02/24	(943,172)
USD	44,615,488	SGD	59,988,200	UBS AG	08/02/24	(262,346)
AUD	86,022,270	USD	57,110,443	UBS AG	08/06/24	(850,433)
AUD	7,303,565	USD	4,834,389	Citibank, N.A.	08/19/24	(56,095)
AUD	16,516,924	USD	10,903,969	State Street Bank and Trust	08/19/24	(97,916)
USD	34,173,652	SGD	45,847,440	Royal Bank of Canada	08/26/24	(166,684)
USD	46,078,086	SGD	61,860,650	State Street Bank and Trust	08/26/24	(256,356)
USD	8,140,123	GBP	6,334,810	Societe Generale	08/30/24	(5,814)
USD	51,574,740	SGD	68,907,050	UBS AG	08/30/24	(47,988)

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,740,865	GBP	2,166,480	Barclays Capital	09/20/24	$(45,468)
Total (Depreciation)						$(3,416,057)
Total Appreciation (Depreciation)						$9,795,628
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$354,388,806	—	$354,388,806
Austria	—	1,490,693	—	1,490,693
Belgium	—	2,552,848	—	2,552,848
Canada	—	182,475,575	—	182,475,575
Denmark	—	9,924,210	—	9,924,210
Finland	—	16,748,927	—	16,748,927
France	—	26,334,742	—	26,334,742
Germany	—	42,838,107	—	42,838,107
Netherlands	—	71,686,355	—	71,686,355
Norway	—	22,232,798	—	22,232,798
Supranational Organization Obligations	—	353,473,243	—	353,473,243
Sweden	—	123,556,214	—	123,556,214
United States	—	74,356,604	—	74,356,604
U.S. Treasury Obligations	—	1,101,607,259	—	1,101,607,259
Commercial Paper	—	1,832,122,558	—	1,832,122,558
Foreign Sovereign Obligations	—	315,256,123	—	315,256,123
Securities Lending Collateral	—	11	—	11
Total Investments in Securities	—	$4,531,045,073	—	$4,531,045,073
Financial Instruments
Assets
Forward Currency Contracts**	—	13,211,685	—	13,211,685
Liabilities
Forward Currency Contracts**	—	(3,416,057)	—	(3,416,057)
Total Financial Instruments	—	$9,795,628	—	$9,795,628
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (78.5%)
AUSTRALIA — (7.1%)
ANZ New Zealand International Ltd., Floating Rate Note, SOFR + 0.600%, FRN
(r)Ω	5.965%, 02/18/25		1,400	$1,401,915
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		3,300	3,271,522
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	6.048%, 07/16/27		3,000	3,004,419
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.560%, FRN, 5.928%, 03/18/26		2,841	2,844,182
(r)	3M Swap + 0.830%, FRN, 5.275%, 03/31/26	AUD	1,300	854,567
(r)Ω	SOFR + 0.810%, FRN, 6.178%, 01/18/27		2,000	2,010,273
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.107%, 03/14/25		1,170	1,173,346
(r)Ω	SOFR + 0.630%, FRN, 5.997%, 09/12/25		3,400	3,410,583
(r)	3M Swap + 0.900%, FRN, 5.353%, 01/13/26	AUD	800	526,361
(r)Ω	SOFR + 0.750%, FRN, 6.117%, 03/13/26		100	100,452
(r)	3M Swap + 0.750%, FRN, 5.095%, 08/17/26	AUD	3,500	2,297,399
(r)	3M Swap + 0.700%, FRN, 5.153%, 01/14/27	AUD	1,400	917,243
(r)	3M Swap + 1.020%, FRN, 5.363%, 08/18/27	AUD	1,000	660,678
(r)	3M Swap + 0.950%, FRN, 5.295%, 08/17/28	AUD	1,000	658,832
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Glencore Funding LLC
Ω	1.625%, 09/01/25		330	$317,536
#Ω	1.625%, 04/27/26		2,398	2,266,014
Macquarie Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.480%, FRN, 4.837%, 12/09/25	AUD	500	326,695
(r)Ω	SOFR + 1.200%, FRN, 6.567%, 12/07/26		5,220	5,278,062
(r)Ω	SOFR + 0.920%, FRN, 6.290%, 07/02/27		3,000	3,012,036
National Australia Bank Ltd.
(r)	3M Swap + 0.410%, FRN, 4.750%, 08/24/26	AUD	3,100	2,021,164
(r)	3M Swap + 0.850%, FRN, 5.204%, 11/16/26	AUD	6,700	4,405,926
(r)	3M Swap + 1.000%, FRN, 5.370%, 05/12/28	AUD	1,600	1,055,303
National Australia Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.900%, FRN, 5.250%, 05/30/25	AUD	3,000	1,970,597
(r)	3M Swap + 0.920%, FRN, 5.255%, 11/25/25	AUD	1,500	987,093
(r)Ω	SOFR + 0.650%, FRN, 6.017%, 12/10/25		2,160	2,168,942
(r)	3M Swap + 0.780%, FRN, 5.150%, 05/12/26	AUD	8,128	5,338,657
Norfina Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	5.271%, 01/25/27	AUD	3,500	2,293,524
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 5.132%, 08/10/26	AUD	5,600	3,674,748
(r)	3M Swap + 0.700%, FRN, 5.191%, 01/25/27	AUD	2,700	1,768,471

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.980%, FRN, 5.334%, 02/16/28	AUD	3,200	$2,109,537
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.690%, FRN, 5.061%, 03/17/25	AUD	3,500	2,293,671
(r)	3M Swap + 0.800%, FRN, 5.170%, 08/11/25	AUD	2,000	1,313,224
(r)	3M Swap + 0.820%, FRN, 5.191%, 12/15/26	AUD	3,300	2,167,981
(r)	3M Swap + 1.230%, FRN, 5.600%, 11/11/27	AUD	1,700	1,129,186
(r)	3M Swap + 0.930%, FRN, 5.307%, 09/19/28	AUD	2,500	1,643,869
TOTAL AUSTRALIA				70,674,008
AUSTRIA — (0.4%)
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	3,300	3,511,278
BELGIUM — (0.6%)
Belfius Bank SA
	0.010%, 10/15/25	EUR	700	728,689
Dexia SA
	0.500%, 01/17/25	EUR	5,000	5,334,951
TOTAL BELGIUM				6,063,640
CANADA — (5.9%)
Bank of Montreal
	2.700%, 09/11/24	CAD	1,500	1,084,120
(r)	SOFR + 0.620%, FRN, 5.987%, 09/15/26		310	310,314
Bank of Nova Scotia
	2.490%, 09/23/24	CAD	1,500	1,083,131
Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 1.090%, FRN, 6.441%, 06/12/25		3,500	3,520,359
(r)	SOFR + 0.780%, FRN, 6.147%, 06/04/27		2,904	2,901,719
Bell Telephone Co. of Canada or Bell Canada
	2.750%, 01/29/25	CAD	500	358,769
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	3.350%, 03/12/25	CAD	1,300	$934,514
	Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	12,500	9,038,406
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.788%, 10/18/24		130	130,042
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		1,110	1,100,460
	2.050%, 07/15/25		500	484,558
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.764%, 05/19/25		3,700	3,703,920
Enbridge, Inc.
	2.500%, 01/15/25		221	217,792
	2.440%, 06/02/25	CAD	3,000	2,135,777
	Export Development Canada, Floating Rate Note, SOFR + 0.330%, FRN
(r)	0.000%, 08/01/28		2,160	2,161,831
	National Bank of Canada
	5.296%, 11/03/25	CAD	4,500	3,292,971
	Province of Ontario
	2.300%, 09/08/24	CAD	2,000	1,445,058
	Province of Quebec
	3.750%, 09/01/24	CAD	3,000	2,170,717
	Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	7,300	5,231,900
Royal Bank of Canada, Floating Rate Note,
(r)	SOFR + 0.340%, FRN, 5.708%, 10/07/24		1,500	1,500,343
(r)	SOFR + 0.570%, FRN, 5.936%, 04/27/26		1,200	1,199,488
(r)	SOFR + 0.950%, FRN, 6.317%, 01/19/27		500	503,732
(r)	SOFR + 0.710%, FRN, 6.077%, 01/21/27		2,121	2,124,519
	TC PipeLines LP
	4.375%, 03/13/25		4,000	3,967,325
	Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	900	640,413
Toronto-Dominion Bank
	1.150%, 06/12/25		750	725,437

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	SOFR + 1.080%, FRN, 6.448%, 07/17/26		6,635	$6,700,924
TOTAL CANADA				58,668,539
FINLAND — (1.0%)
Kuntarahoitus OYJ
	1.500%, 09/02/24	NOK	30,000	2,741,948
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.345%, 07/15/26		4,000	4,047,520
Nordea Bank Abp
Ω	3.600%, 06/06/25		460	453,865
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.108%, 03/19/27		2,896	2,906,748
TOTAL FINLAND				10,150,081
FRANCE — (1.7%)
Arval Service Lease SA
	0.875%, 02/17/25	EUR	2,400	2,556,117
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		300	297,047
(r)Ω	SOFR + 1.130%, FRN, 6.498%, 01/23/27		2,250	2,268,380
Banque Federative du Credit Mutuel SA, Floating Rate Note,
(r)Ω	SOFR + 0.410%, FRN, 5.772%, 02/04/25		1,000	1,000,051
(r)Ω	SOFR + 1.070%, FRN, 6.419%, 02/16/28		1,400	1,402,681
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	3,500	3,720,663
BPCE SA
Ω	2.375%, 01/14/25		1,500	1,478,657
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	6.238%, 03/11/27		2,000	2,002,534
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	993,075
Societe Generale SA
	1.875%, 10/03/24	GBP	900	1,149,313
TOTAL FRANCE				16,868,518
			Face Amount^	Value†
			(000)
GERMANY — (4.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		3,100	$3,085,866
BMW U.S. Capital LLC
#Ω	3.250%, 04/01/25		1,355	1,336,787
BMW U.S. Capital LLC, Floating Rate Note,
(r)Ω	SOFR + 0.620%, FRN, 5.983%, 08/11/25		350	350,952
(r)Ω	SOFR + 0.550%, FRN, 5.920%, 04/02/26		1,000	1,003,502
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	2,600	1,865,658
Daimler Truck Finance North America LLC, Floating Rate Note,
(r)Ω	SOFR + 0.750%, FRN, 6.117%, 12/13/24		1,400	1,402,654
(r)Ω	SOFR + 0.960%, FRN, 6.329%, 09/25/27		3,000	3,007,710
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	2,000	2,129,344
Deutsche Bank AG
	4.162%, 05/13/25		300	297,650
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	2,900	3,108,225
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	4,885,436
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.349%, 04/01/25		3,000	3,014,892
Mercedes-Benz Finance North America LLC, Floating Rate Note,
(r)Ω	SOFR + 0.930%, FRN, 6.299%, 03/30/25		2,700	2,712,690
(r)Ω	SOFR + 0.570%, FRN, 5.937%, 08/01/25		1,200	1,202,004
(r)Ω	SOFR + 0.670%, FRN, 6.039%, 01/09/26		4,000	4,012,414

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
NRW Bank
	1.050%, 03/31/26	AUD	2,800	$1,731,560
Siemens Financieringsmaatschappij NV
Δ	0.000%, 09/05/24	EUR	240	258,823
	1.000%, 02/20/25	GBP	500	628,892
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	995,623
VW Credit Canada, Inc.
	2.850%, 09/26/24	CAD	1,500	1,083,196
	2.050%, 12/10/24	CAD	1,500	1,076,048
TOTAL GERMANY				39,189,926
IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		5,000	4,994,491
	1.750%, 01/30/26		2,700	2,569,067
	4.450%, 04/03/26		150	148,467
GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	854,741
TOTAL IRELAND				8,566,766
ITALY — (1.2%)
Enel Finance International NV
	5.625%, 08/14/24	GBP	4,787	6,153,831
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		1,000	996,009
Republic of Italy Government International Bonds
	2.375%, 10/17/24		4,562	4,530,052
TOTAL ITALY				11,679,892
JAPAN — (2.7%)
American Honda Finance Corp.
	0.750%, 08/09/24		200	199,781
	1.950%, 10/18/24	EUR	910	980,951
American Honda Finance Corp., Floating Rate Note,
(r)	SOFR + 0.550%, FRN, 5.913%, 02/12/25		150	150,211
(r)	SOFR + 0.600%, FRN, 5.965%, 08/14/25		610	611,480
(r)	SOFR + 0.790%, FRN, 6.141%, 10/03/25		1,000	1,003,766
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
(r)	SOFR + 0.710%, FRN, 6.079%, 01/09/26		3,167	$3,177,269
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	2,000	2,148,351
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		210	206,266
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	3,623	3,907,048
Nomura Holdings, Inc.
	1.653%, 07/14/26		4,587	4,290,635
(r)	SOFR + 1.250%, FRN, 6.619%, 07/02/27		2,700	2,719,667
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	2,000	2,152,552
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	1,400	1,508,898
	0.064%, 01/13/25	EUR	2,700	2,874,737
Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.650%, FRN
(r)	6.018%, 03/19/27		1,100	1,104,345
TOTAL JAPAN				27,035,957
NETHERLANDS — (2.2%)
BNG Bank NV
	3.250%, 07/15/25	AUD	5,000	3,231,488
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 6.079%, 01/09/26		6,000	6,026,982
(r)	3M Swap + 0.870%, FRN, 5.205%, 02/26/27	AUD	3,800	2,493,820
(r)	SOFR + 0.710%, FRN, 6.077%, 03/05/27		3,500	3,511,438
(r)	3M Swap + 1.150%, FRN, 5.493%, 11/21/28	AUD	2,500	1,653,209
(r)	3M Swap + 1.030%, FRN, 5.365%, 02/26/29	AUD	1,100	722,992
Cooperatieve Rabobank UA, Floating Rate Note,
(r)	SOFR + 0.900%, FRN, 6.248%, 10/05/26		300	302,091

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
(r)	3M Swap + 1.180%, FRN, 5.645%, 01/19/28	AUD	500	$331,530
	de Volksbank NV
	0.010%, 09/16/24	EUR	1,000	1,076,972
	ING Groep NV
	1.125%, 02/14/25	EUR	2,500	2,668,655
	TOTAL NETHERLANDS			22,019,177
NORWAY — (1.8%)
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	58,699
Kommunalbanken AS, Floating Rate Note,
(r)Ω	SOFR + 1.000%, FRN, 6.347%, 06/17/26		6,000	6,070,141
(r)	SOFR + 1.000%, FRN, 6.348%, 06/17/26		5,000	5,061,900
#(r)Ω	SOFR + 0.400%, FRN, 5.768%, 03/03/28		5,000	4,997,702
	Statnett SF
	0.875%, 03/08/25	EUR	500	532,242
	Telenor ASA
	2.625%, 12/06/24	EUR	1,000	1,078,031
	TOTAL NORWAY			17,798,715
SPAIN — (0.1%)
	Avangrid, Inc.
#	3.150%, 12/01/24		232	230,146
	CaixaBank SA
	0.375%, 02/03/25	EUR	1,000	1,064,198
	TOTAL SPAIN			1,294,344
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.5%)
Asian Development Bank, Floating Rate Note,
(r)	SOFR + 1.000%, FRN, 6.347%, 06/16/26		3,200	3,243,104
(r)	SOFR + 0.300%, FRN, 5.646%, 06/20/28		4,600	4,599,177
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	200	123,423
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.984%, 08/16/27		1,000	1,008,280
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.330%, FRN, 5.695%, 02/20/28		4,050	$4,055,143
(r)	SOFR + 0.300%, FRN, 5.665%, 02/16/29		5,360	5,352,578
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.170%, FRN, 5.537%, 09/16/26		1,100	1,098,911
(r)	SOFR + 0.280%, FRN, 5.649%, 04/12/27		127	127,025
(r)	SOFR + 0.350%, FRN, 5.719%, 10/04/27		9,400	9,405,349
(r)	SOFR + 0.350%, FRN, 5.720%, 10/05/28		2,100	2,100,950
(r)	SOFR + 0.370%, FRN, 0.000%, 08/01/29		4,000	4,001,877
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.280%, FRN, 5.645%, 02/23/27		5,115	5,120,678
(r)	SOFR + 0.270%, FRN, 5.624%, 06/15/27		4,000	3,996,833
(r)	SOFR + 0.430%, FRN, 5.794%, 08/19/27		9,414	9,467,189
International Finance Corp.
	1.375%, 09/13/24	CAD	324	233,804
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				53,934,321
SWEDEN — (1.4%)
Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	2,000	2,122,167
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 08/03/26		3,550	3,599,957

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Svenska Handelsbanken AB, Floating Rate Note,
Svenska Handelsbanken AB
(r),(r)Ω	SOFR + 0.910%, FRN, 6.277%, 06/10/25		6,233	$6,265,672
(r)Ω	SOFR + 1.250%, FRN, 6.617%, 06/15/26		500	506,896
Swedbank AB
	0.250%, 10/09/24	EUR	800	860,025
Volvo Treasury AB
	0.125%, 09/17/24	EUR	250	269,343
TOTAL SWEDEN				13,624,060
SWITZERLAND — (0.8%)
UBS AG
	0.010%, 03/31/26	EUR	1,270	1,303,150
UBS Group AG
Ω	4.125%, 09/24/25		2,000	1,973,942
Ω	4.125%, 04/15/26		5,000	4,918,837
TOTAL SWITZERLAND				8,195,929
UNITED KINGDOM — (1.7%)
Barclays PLC
	3.650%, 03/16/25		500	494,288
	4.375%, 01/12/26		3,300	3,269,348
BAT Capital Corp.
	3.222%, 08/15/24		2,030	2,027,817
BAT International Finance PLC
	1.668%, 03/25/26		600	568,769
Diageo Finance PLC
	1.750%, 09/23/24	EUR	600	647,421
HSBC USA, Inc., Floating Rate Note, SOFR + 0.960%, FRN
(r)	6.327%, 03/04/27		3,920	3,947,422
Lloyds Banking Group PLC
	4.450%, 05/08/25		1,455	1,445,531
London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	330	355,741
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	970	1,032,396
NatWest Group PLC
	4.800%, 04/05/26		668	665,489
NatWest Markets PLC
Ω	0.800%, 08/12/24		1,770	1,767,413
Reynolds American, Inc.
	4.450%, 06/12/25		800	793,685
TOTAL UNITED KINGDOM				17,015,320
		Face Amount^	Value†
		(000)
UNITED STATES — (39.5%)
3M Co.
# 2.000%, 02/14/25		5,548	$5,446,037
# 2.650%, 04/15/25		3,700	3,631,602
AbbVie, Inc.
3.800%, 03/15/25		400	396,192
3.600%, 05/14/25		418	412,755
Aetna, Inc.
3.500%, 11/15/24		130	129,185
Affiliated Managers Group, Inc.
3.500%, 08/01/25		707	694,444
Ally Financial, Inc.
# 5.800%, 05/01/25		600	600,497
Altria Group, Inc.
2.350%, 05/06/25		140	136,788
Ameren Corp.
2.500%, 09/15/24		275	273,776
American Express Co.
3.950%, 08/01/25		4,000	3,953,213
American Express Co., Floating Rate Note,
(r) SOFR + 0.760%, FRN, 6.124%, 02/13/26		2,035	2,042,461
(r) SOFR + 0.650%, FRN, 6.012%, 11/04/26		2,400	2,404,172
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	1,000	1,063,256
American Tower Corp.
# 4.000%, 06/01/25		2,000	1,978,484
1.300%, 09/15/25		260	249,203
1.600%, 04/15/26		170	160,469
American Water Capital Corp.
3.400%, 03/01/25		1,198	1,184,367
Appalachian Power Co.
3.400%, 06/01/25		130	127,892
Arrow Electronics, Inc.
3.250%, 09/08/24		200	199,415
AvalonBay Communities, Inc.
3.450%, 06/01/25		360	354,564
Avnet, Inc.
4.625%, 04/15/26		2,000	1,980,623
Berkshire Hathaway Energy Co.
3.500%, 02/01/25		3,000	2,968,154
Boardwalk Pipelines LP
4.950%, 12/15/24		355	353,984
5.950%, 06/01/26		188	190,236
Boeing Co.
3.100%, 05/01/26		639	613,800
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	3,700	3,995,934

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r)	5.848%, 02/20/26		3,500	$3,513,194
	Brown & Brown, Inc.
	4.200%, 09/15/24		2,850	2,841,836
	Camden Property Trust
	3.500%, 09/15/24		450	448,551
	Capital One Financial Corp.
	3.200%, 02/05/25		1,000	988,307
	Carrier Global Corp.
	2.242%, 02/15/25		436	428,618
	Caterpillar Financial Services Corp.
	3.400%, 05/13/25		300	296,298
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		820	761,935
Charles Schwab Corp., Floating Rate Note,
#(r)	SOFR + 0.520%, FRN, 5.884%, 05/13/26		4,376	4,376,166
(r)	SOFR + 1.050%, FRN, 6.417%, 03/03/27		4,000	4,026,527
	Charles Schwab Corp.
	3.850%, 05/21/25		1,113	1,100,718
	Chubb INA Holdings LLC
	0.300%, 12/15/24	EUR	1,166	1,245,290
	Cigna Group
	3.250%, 04/15/25		5,990	5,901,483
Citigroup, Inc.
	1.750%, 01/28/25	EUR	300	321,627
	3.400%, 05/01/26		366	356,871
	CNH Industrial Capital LLC
	3.950%, 05/23/25		4,070	4,022,327
	Constellation Energy Generation LLC
	3.250%, 06/01/25		2,000	1,964,495
	COPT Defense Properties LP
	2.250%, 03/15/26		1,400	1,335,227
	Corebridge Financial, Inc.
	3.500%, 04/04/25		3,120	3,075,244
	Cox Communications, Inc.
Ω	3.150%, 08/15/24		230	229,755
	Crown Castle, Inc.
	3.200%, 09/01/24		5,800	5,784,812
	Devon Energy Corp.
	5.250%, 09/15/24		1,500	1,498,658
	Discover Bank
	2.450%, 09/12/24		1,400	1,394,660
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Discover Financial Services
	4.500%, 01/30/26		647	$639,573
Discovery Communications LLC
	2.500%, 09/20/24	GBP	2,200	2,815,110
	3.450%, 03/15/25		200	197,174
	Dollar Tree, Inc.
	4.000%, 05/15/25		2,785	2,753,528
	DTE Energy Co.
	1.050%, 06/01/25		1,900	1,833,514
	DXC Technology Co.
	1.800%, 09/15/26		285	265,641
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		530	525,015
	Eastman Chemical Co.
	3.800%, 03/15/25		85	84,222
	Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	500	538,954
	eBay, Inc.
	3.450%, 08/01/24		120	120,000
Edison International
	3.550%, 11/15/24		1,000	992,539
	4.950%, 04/15/25		6,000	5,972,636
Elevance Health, Inc.
	3.500%, 08/15/24		1,731	1,729,508
	2.375%, 01/15/25		3,250	3,204,818
	5.350%, 10/15/25		3,000	3,008,989
	1.500%, 03/15/26		1,200	1,137,677
Energy Transfer LP
	4.050%, 03/15/25		300	297,432
	2.900%, 05/15/25		6,319	6,194,529
	Enterprise Products Operating LLC
	3.750%, 02/15/25		170	168,642
	Equifax, Inc.
	2.600%, 12/01/24		1,000	990,100
	Equinix, Inc.
	2.625%, 11/18/24		4,000	3,964,144
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,147	4,127,510
	ERP Operating LP
	3.375%, 06/01/25		1,000	984,590
	Evergy, Inc.
	2.450%, 09/15/24		7,000	6,970,743
	Eversource Energy
	2.900%, 10/01/24		320	318,430
	Exelon Corp.
	3.950%, 06/15/25		1,468	1,449,992
	Expedia Group, Inc.
	5.000%, 02/15/26		2,811	2,810,647
	Flex Ltd.
	3.750%, 02/01/26		7,297	7,143,255
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	989,094

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Fox Corp.
	3.050%, 04/07/25		3,000	$2,952,782
	General Dynamics Corp.
	3.500%, 05/15/25		2,800	2,765,384
General Motors Financial Co., Inc.
	2.250%, 09/06/24	GBP	200	256,289
	1.694%, 03/26/25	EUR	500	534,013
	2.750%, 06/20/25		2,000	1,953,674
	6.050%, 10/10/25		3,000	3,029,393
	General Motors Financial Co., Inc., Floating Rate Note, SOFR + 1.350%, FRN
(r)	6.713%, 05/08/27		1,100	1,110,161
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25		1,754	1,734,819
	Global Payments, Inc.
	1.500%, 11/15/24		1,977	1,952,955
	Goldman Sachs Group, Inc.
	0.125%, 08/19/24	EUR	500	540,215
	Goldman Sachs Group, Inc., Floating Rate Note, SOFR + 0.486%, FRN
(r)	5.832%, 10/21/24		140	140,038
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25		2,373	2,297,354
	Hewlett Packard Enterprise Co.
	5.900%, 10/01/24		4,385	4,385,543
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	514	548,058
	Host Hotels & Resorts LP
#	4.000%, 06/15/25		1,100	1,085,578
	Humana, Inc.
	3.850%, 10/01/24		6,850	6,828,955
	Huntsman International LLC
	4.250%, 04/01/25	EUR	2,000	2,155,993
	Intel Corp.
	3.700%, 07/29/25		5,500	5,422,929
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	2,000	2,089,963
	Interstate Power & Light Co.
	3.250%, 12/01/24		3,000	2,976,908
	J M Smucker Co.
	3.500%, 03/15/25		1,000	987,716
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
John Deere Capital Corp., Floating Rate Note,
(r) SOFR + 0.570%, FRN, 5.938%, 03/03/26		300	$301,012
(r) SOFR + 0.790%, FRN, 6.140%, 06/08/26		3,950	3,980,547
Johnson Controls International PLC
1.375%, 02/25/25	EUR	291	310,928
JPMorgan Chase & Co.
3.900%, 07/15/25		300	296,525
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.367%, 12/08/26		950	961,317
Juniper Networks, Inc.
1.200%, 12/10/25		4,472	4,233,242
Keurig Dr Pepper, Inc., Floating Rate Note, SOFR + 0.880%, FRN
(r) 6.247%, 03/15/27		3,000	3,019,584
KeyCorp, Floating Rate Note, SOFR + 1.250%, FRN
(r) 6.616%, 05/23/25		500	500,484
Keysight Technologies, Inc.
4.550%, 10/30/24		3,800	3,790,603
Kinder Morgan, Inc.
4.300%, 06/01/25		2,100	2,079,753
Laboratory Corp. of America Holdings
2.300%, 12/01/24		160	158,257
Lazard Group LLC
3.625%, 03/01/27		4,000	3,877,583
Lennar Corp.
4.750%, 05/30/25		3,700	3,679,953
Marathon Petroleum Corp.
3.625%, 09/15/24		1,190	1,186,665
4.700%, 05/01/25		3,790	3,768,887
McDonald's Corp.
3.125%, 03/04/25	CAD	1,200	862,029
Morgan Stanley
4.000%, 07/23/25		3,900	3,856,332
MPLX LP
4.875%, 12/01/24		165	164,545
4.000%, 02/15/25		600	594,590
1.750%, 03/01/26		1,255	1,192,832
National Fuel Gas Co.
5.200%, 07/15/25		1,700	1,696,200
National Rural Utilities Cooperative Finance Corp.
# 3.450%, 06/15/25		1,090	1,074,321

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp., Floating Rate Note,
(r)	SOFR + 0.330%, FRN, 5.698%, 10/18/24		392	$392,131
(r)	SOFR + 0.800%, FRN, 6.162%, 02/05/27		4,988	5,007,482
NetApp, Inc.
	3.300%, 09/29/24		771	767,544
NextEra Energy Capital Holdings, Inc.
	4.255%, 09/01/24		1,635	1,632,181
	4.450%, 06/20/25		1,200	1,191,464
	5.749%, 09/01/25		2,400	2,416,611
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.127%, 01/29/26		2,240	2,249,201
Nucor Corp.
	2.000%, 06/01/25		4,497	4,377,694
Nuveen Finance LLC
Ω	4.125%, 11/01/24		7,000	6,972,178
Old Republic International Corp.
	4.875%, 10/01/24		300	299,259
ONEOK, Inc.
	2.750%, 09/01/24		3,652	3,640,103
	2.200%, 09/15/25		1,927	1,868,536
Oracle Corp.
	2.500%, 04/01/25		1,270	1,245,853
	2.950%, 05/15/25		99	97,224
Ovintiv, Inc.
	5.375%, 01/01/26		442	442,504
PayPal Holdings, Inc.
	1.650%, 06/01/25		2,920	2,836,359
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		2,000	1,973,081
Ω	4.450%, 01/29/26		1,715	1,698,397
Ω	1.700%, 06/15/26		4,000	3,752,303
PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.764%, 02/13/26		2,900	2,907,990
Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	1,500	1,609,703
	2.750%, 03/19/25	EUR	424	456,095
	3.375%, 08/11/25		600	589,788
Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		7,053	7,014,797
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	PNC Financial Services Group, Inc.
	2.200%, 11/01/24		469	$464,885
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	5,000	5,330,254
	Principal Financial Group, Inc.
	3.400%, 05/15/25		5,600	5,520,627
	PVH Corp.
	4.625%, 07/10/25		5,031	4,981,083
	Realty Income Corp.
	1.875%, 01/14/27	GBP	300	356,683
	Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.104%, 11/13/26		1,800	1,814,724
	Ross Stores, Inc.
	4.600%, 04/15/25		5,000	4,976,375
	Royalty Pharma PLC
	1.200%, 09/02/25		7,500	7,179,213
Ryder System, Inc.
	2.500%, 09/01/24		5,181	5,163,874
	4.625%, 06/01/25		1,146	1,137,637
	Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	1,740	1,868,777
	Sempra
	3.300%, 04/01/25		5,752	5,669,073
Simon Property Group LP
	2.000%, 09/13/24		8,750	8,711,725
	3.500%, 09/01/25		600	590,966
	Southwest Airlines Co.
	5.250%, 05/04/25		204	203,327
	Southwestern Electric Power Co.
	1.650%, 03/15/26		2,188	2,078,253
	State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r)	6.207%, 08/03/26		2,375	2,386,711
	Steel Dynamics, Inc.
	2.800%, 12/15/24		490	484,381
	Stryker Corp.
	1.150%, 06/15/25		130	125,458
	Sysco Canada, Inc.
	3.650%, 04/25/25	CAD	1,000	719,422
	Truist Bank
	2.150%, 12/06/24		720	711,977
	Truist Financial Corp.
	2.500%, 08/01/24		6,011	6,011,000
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	12,725	9,186,074
	U.S. Bancorp
#	1.450%, 05/12/25		7,000	6,798,783

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	UnitedHealth Group, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	5.844%, 07/15/26	776	$777,439
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	2,000	1,961,316
	Ventas Realty LP
	2.650%, 01/15/25	2,000	1,973,904
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.141%, 03/20/26	3,757	3,797,994
	Viatris, Inc.
	1.650%, 06/22/25	480	464,245
	VMware LLC
	1.400%, 08/15/26	104	97,001
	Western Union Co.
	1.350%, 03/15/26	3,062	2,884,009
	WP Carey, Inc.
	4.000%, 02/01/25	6,900	6,841,775
	WRKCo, Inc.
	3.000%, 09/15/24	3,300	3,287,242
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	31	30,599
	TOTAL UNITED STATES		391,042,301
	TOTAL BONDS		777,332,772
U.S. TREASURY OBLIGATIONS — (9.4%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25	62,500	62,533,390
(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26	29,500	29,546,313
	U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.382%, 04/30/25	1,000	1,000,449
	TOTAL U.S. TREASURY OBLIGATIONS		93,080,152
COMMERCIAL PAPER — (9.9%)
AUSTRALIA — (0.4%)
	Telstra Group Ltd.
Ω	5.699%, 11/14/24	4,000	3,934,981
CANADA — (1.6%)
	Canadian Imperial Bank of Commerce
Ω	5.509%, 09/05/24	3,000	2,984,054
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Magna International, Inc.
Ω	5.630%, 08/08/24	3,000	$2,996,378
Ω	5.651%, 08/28/24	3,000	2,987,202
Ω	5.642%, 09/05/24	2,500	2,486,285
PSP Capital, Inc.
Ω	5.474%, 10/02/24	2,000	1,981,510
Toronto-Dominion Bank
Ω	5.522%, 09/20/24	2,000	1,984,932
TOTAL CANADA			15,420,361
FRANCE — (1.9%)
Caisse d'Amortissement de la Dette Sociale
Ω	5.496%, 09/03/24	4,000	3,979,978
Ω	5.515%, 09/03/24	7,000	6,964,961
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.526%, 08/14/24	1,000	997,935
Ω	5.546%, 09/20/24	4,000	3,969,870
Ω	5.512%, 09/19/24	3,000	2,977,847
TOTAL FRANCE			18,890,591
GERMANY — (0.7%)
BASF SE
Ω	5.589%, 09/30/24	5,000	4,954,338
Ω	5.665%, 09/30/24	2,000	1,981,735
TOTAL GERMANY			6,936,073
UNITED STATES — (5.3%)
American Honda Finance Corp.
	5.711%, 09/16/24	3,000	2,978,458
AT&T, Inc.
Ω	5.610%, 09/30/24	3,000	2,972,542
Canadian National Railway Co.
Ω	5.607%, 08/27/24	500	497,977
Cisco Systems, Inc.
Ω	5.490%, 10/03/24	5,000	4,952,836
Consolidated Edison Co. of New York, Inc.
Ω	5.630%, 08/26/24	500	498,022
Ω	5.634%, 08/26/24	5,000	4,980,222
Ω	5.638%, 09/05/24	2,250	2,237,670
EIDP, Inc.
Ω	5.661%, 11/08/24	2,000	1,969,926
Ω	5.743%, 12/12/24	2,000	1,960,788
ERP Operating LP
Ω	5.564%, 08/02/24	2,500	2,499,247
Harley-Davidson Financial Services, Inc.
Ω	6.147%, 09/23/24	1,000	991,495
Ω	6.178%, 09/24/24	3,000	2,974,012
Intel Corp.
Ω	5.503%, 08/07/24	1,750	1,748,152

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Intercontinental Exchange, Inc.
Ω	5.511%, 08/07/24		1,000	$998,909
Intesa Sanpaolo Funding LLC
	5.821%, 09/16/24		6,000	5,955,115
National Securities Clearing Corp.
Ω	5.489%, 08/28/24		4,100	4,083,035
Ω	5.489%, 09/16/24		2,500	2,482,636
Ω	5.501%, 09/17/24		1,000	992,907
NextEra Energy Capital Holdings, Inc.
Ω	5.699%, 09/13/24		2,000	1,986,556
NRW Bank
Ω	5.479%, 09/03/24		3,000	2,985,100
Parker-Hannifin Corp.
Ω	5.633%, 10/10/24		2,000	1,978,482
TOTAL UNITED STATES				52,724,087
TOTAL COMMERCIAL PAPER (Cost $97,914,624)				97,906,093
FOREIGN SOVEREIGN OBLIGATIONS — (1.3%)
CANADA — (0.3%)
Canada Treasury Bills
∞	4.641%, 08/29/24	CAD	4,000	2,886,930
		Face Amount^	Value†
		(000)

SINGAPORE — (1.0%)
Monetary Authority of Singapore Bills
∞ 3.875%, 08/12/24	SGD	6,800	$5,081,354
∞ 3.791%, 08/30/24	SGD	6,800	5,071,963
TOTAL SINGAPORE			10,153,317
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			13,040,247
TOTAL INVESTMENT SECURITIES (Cost $985,552,640)			981,359,264

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	797,895	9,229,248
TOTAL INVESTMENTS — (100.0%)
(Cost $994,782,026)^^			$990,588,512
As of July 31, 2024, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	3,927,559	USD	5,033,869	Citibank, N.A.	08/01/24	$15,206
USD	27,850,994	EUR	25,651,028	Citibank, N.A.	08/09/24	81,295
USD	2,825,468	NOK	30,286,874	UBS AG	08/14/24	48,729
USD	26,706,367	EUR	24,517,870	State Street Bank and Trust	08/23/24	146,048
USD	55,959,780	AUD	85,396,279	Royal Bank of Canada	08/27/24	78,093
USD	1,048,915	CAD	1,428,330	Citibank, N.A.	09/09/24	13,234
USD	16,751,000	CAD	22,796,403	NatWest Markets PLC	09/09/24	221,347
SGD	6,820,128	USD	5,100,763	NatWest Markets PLC	09/13/24	12,074
CAD	5,565,353	USD	4,023,539	HSBC Bank	09/17/24	12,886
USD	22,423,475	CAD	30,623,672	Royal Bank of Canada	09/17/24	212,813
CAD	15,388,687	USD	11,140,300	State Street Bank and Trust	09/18/24	21,112
USD	15,422,896	CAD	21,040,624	UBS AG	09/18/24	162,134
Total Appreciation						$1,024,971
GBP	4,020,232	USD	5,191,019	Bank of America Corp.	08/01/24	$(22,808)
USD	9,950,043	GBP	7,947,791	Morgan Stanley and Co. International	08/01/24	(267,242)
EUR	8,112,071	USD	8,833,656	UBS AG	08/09/24	(51,561)
USD	4,275,932	GBP	3,327,680	Citibank, N.A.	08/30/24	(3,134)

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	26,075,843	EUR	24,207,382	State Street Bank and Trust	09/03/24	$(161,616)
USD	5,064,220	SGD	6,792,724	Citibank, N.A.	09/13/24	(28,073)
USD	10,090,719	SGD	13,597,824	State Street Bank and Trust	09/13/24	(103,145)
CAD	4,176,762	USD	3,041,421	Citibank, N.A.	09/17/24	(12,109)
USD	5,705,491	CAD	7,868,123	Royal Bank of Canada	09/18/24	(1,258)
USD	3,350,415	CAD	4,634,545	State Street Bank and Trust	09/18/24	(11,020)
USD	7,410,321	GBP	5,858,237	Barclays Capital	09/20/24	(124,020)
Total (Depreciation)						$(785,986)
Total Appreciation (Depreciation)						$238,985
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$70,674,008	—	$70,674,008
Austria	—	3,511,278	—	3,511,278
Belgium	—	6,063,640	—	6,063,640
Canada	—	58,668,539	—	58,668,539
Finland	—	10,150,081	—	10,150,081
France	—	16,868,518	—	16,868,518
Germany	—	39,189,926	—	39,189,926
Ireland	—	8,566,766	—	8,566,766
Italy	—	11,679,892	—	11,679,892
Japan	—	27,035,957	—	27,035,957
Netherlands	—	22,019,177	—	22,019,177
Norway	—	17,798,715	—	17,798,715
Spain	—	1,294,344	—	1,294,344
Supranational Organization Obligations	—	53,934,321	—	53,934,321
Sweden	—	13,624,060	—	13,624,060
Switzerland	—	8,195,929	—	8,195,929
United Kingdom	—	17,015,320	—	17,015,320
United States	—	391,042,301	—	391,042,301
U.S. Treasury Obligations	—	93,080,152	—	93,080,152
Commercial Paper	—	97,906,093	—	97,906,093
Foreign Sovereign Obligations	—	13,040,247	—	13,040,247
Securities Lending Collateral	—	9,229,248	—	9,229,248
Total Investments in Securities	—	$990,588,512	—	$990,588,512
Financial Instruments
Assets
Forward Currency Contracts**	—	1,024,971	—	1,024,971
Liabilities
Forward Currency Contracts**	—	(785,986)	—	(785,986)
Total Financial Instruments	—	$238,985	—	$238,985
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (33.7%)
Federal Home Loan Bank Discount Notes
∞	1.750%, 08/02/24	59,050	$59,032,761
∞	4.773%, 08/21/24	38,500	38,381,981
∞	4.911%, 08/30/24	92,000	91,597,116
∞	4.963%, 09/04/24	5,350	5,322,719
∞	5.011%, 09/11/24	144,000	143,118,840
∞	5.045%, 09/18/24	149,500	148,432,715
∞	5.075%, 09/25/24	20,000	19,836,822
Tennessee Valley Authority Discount Notes
	3.938%, 08/07/24	7,750	7,742,081
TOTAL AGENCY OBLIGATIONS			513,465,035
U.S. TREASURY OBLIGATIONS — (65.9%)
U.S. Treasury Bills
∞	5.373%, 08/01/24	71,750	71,750,000
∞	3.755%, 08/06/24	10,500	10,492,321
∞	4.092%, 08/08/24	29,150	29,120,180
∞	4.906%, 08/27/24	59,650	59,422,405
∞	4.923%, 08/29/24	39,250	39,088,966
∞	4.971%, 09/03/24	4,000	3,980,673
∞	5.016%, 09/10/24	13,850	13,768,849
∞	5.042%, 09/12/24	129,200	128,403,845
∞	5.057%, 09/17/24	44,750	44,441,991
∞	5.039%, 09/19/24	1,250	1,241,072
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	5.383%, 10/31/25	146,700	146,778,373
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	5.458%, 01/31/26	148,700	148,933,453
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.384%, 07/31/25	147,375	147,356,416
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.150%, FRN
(r)	5.363%, 04/30/26	27,475	27,485,075
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.382%, 04/30/25	131,325	131,383,943
TOTAL U.S. TREASURY OBLIGATIONS			1,003,647,562
TOTAL INVESTMENT SECURITIES (Cost $1,516,959,734)			1,517,112,597

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 5.260%	6,730,740	6,730,740
TOTAL INVESTMENTS — (100.0%)
(Cost $1,523,690,474)^^		$1,523,843,337

DFA Short-Term Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$513,465,035	—	$513,465,035
U.S. Treasury Obligations	—	1,003,647,562	—	1,003,647,562
Temporary Cash Investments	$6,730,740	—	—	6,730,740
Total Investments in Securities	$6,730,740	$1,517,112,597	—	$1,523,843,337

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (35.6%)
AUSTRALIA — (9.9%)
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	5,750	$3,751,715
	4.050%, 05/12/25	AUD	19,446	12,655,781
	SOFR + 0.750%, FRN, 6.101%, 07/03/25		600	602,468
(r)	SOFR + 0.640%, FRN, 5.991%, 10/03/25		1,600	1,604,880
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)	3M Swap + 0.770%, FRN, 5.140%, 05/12/25	AUD	5,000	3,280,350
(r)Ω	SOFR + 0.750%, FRN, 6.119%, 07/03/25		40,120	40,285,059
(r)	3M Swap + 0.920%, FRN, 5.332%, 11/04/25	AUD	33,300	21,909,107
(r)Ω	SOFR + 0.560%, FRN, 5.928%, 03/18/26		82,266	82,358,138
(r)	3M Swap + 0.830%, FRN, 5.275%, 03/31/26	AUD	50,300	33,065,163
(r)	3M Swap + 0.750%, FRN, 5.107%, 09/11/26	AUD	28,800	18,903,790
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 6.178%, 01/18/27		12,060	12,121,949
(r)	3M Swap + 0.800%, FRN, 5.212%, 02/05/27	AUD	18,900	12,412,121
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.970%, FRN, 5.340%, 05/12/27	AUD	4,710	3,106,427
(r)	3M Swap + 1.200%, FRN, 5.612%, 11/04/27	AUD	3,400	2,257,596
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 1.060%, FRN, 5.505%, 03/31/28	AUD	7,400	$4,890,846
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	17,300	11,263,692
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.107%, 03/14/25		14,600	14,641,756
(r)Ω	SOFR + 0.400%, FRN, 5.748%, 07/07/25		25,381	25,382,015
(r)	3M Swap + 0.800%, FRN, 5.143%, 08/18/25	AUD	29,230	19,194,726
(r)Ω	SOFR + 0.630%, FRN, 5.997%, 09/12/25		4,600	4,614,318
(r)	3M Swap + 0.900%, FRN, 5.353%, 01/13/26	AUD	50,100	32,963,331
(r)Ω	SOFR + 0.750%, FRN, 6.117%, 03/13/26		2,300	2,310,396
(r)	3M Swap + 0.750%, FRN, 5.095%, 08/17/26	AUD	19,070	12,517,543
(r)	3M Swap + 0.700%, FRN, 5.153%, 01/14/27	AUD	40,300	26,403,494
(r)	3M Swap + 1.020%, FRN, 5.363%, 08/18/27	AUD	52,000	34,355,279
(r)	3M Swap + 1.150%, FRN, 5.603%, 01/13/28	AUD	18,800	12,462,645
National Australia Bank Ltd.
	3.900%, 05/30/25	AUD	26,280	17,080,755
(r)	3M Swap + 0.410%, FRN, 4.750%, 08/24/26	AUD	16,000	10,431,815
(r)	3M Swap + 0.850%, FRN, 5.204%, 11/16/26	AUD	29,500	19,399,226
(r)	3M Swap + 0.720%, FRN, 5.055%, 02/25/27	AUD	50,140	32,866,008

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 5.082%, 05/10/27	AUD	47,000	$30,774,962
(r)	3M Swap + 1.000%, FRN, 5.370%, 05/12/28	AUD	31,800	20,974,143
National Australia Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.380%, FRN, 5.748%, 01/12/25		1,500	1,501,028
(r)	3M Swap + 0.770%, FRN, 5.240%, 01/21/25	AUD	15,840	10,380,625
(r)Ω	SOFR + 0.760%, FRN, 6.124%, 05/13/25		48,550	48,673,565
(r)	3M Swap + 0.900%, FRN, 5.250%, 05/30/25	AUD	36,050	23,680,006
(r)	3M Swap + 0.920%, FRN, 5.255%, 11/25/25	AUD	45,167	29,722,683
(r)	3M Swap + 0.780%, FRN, 5.150%, 05/12/26	AUD	26,000	17,077,398
(r)	3M Swap + 1.200%, FRN, 5.535%, 11/25/27	AUD	7,720	5,125,388
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	17,400	11,423,856
Westpac Banking Corp.
(r)	SOFR + 0.720%, FRN, 6.078%, 11/17/25		4,497	4,517,502
	4.125%, 06/04/26	AUD	10,000	6,483,198
(r)	3M Swap + 0.750%, FRN, 5.132%, 08/10/26	AUD	34,700	22,770,314
(r)	3M Swap + 0.700%, FRN, 5.191%, 01/25/27	AUD	3,800	2,488,959
(r)	3M Swap + 0.980%, FRN, 5.334%, 02/16/28	AUD	34,100	22,479,754
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.690%, FRN, 5.061%, 03/17/25	AUD	34,300	22,477,972
(r)	3M Swap + 0.800%, FRN, 5.170%, 08/11/25	AUD	34,300	22,521,786
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.950%, FRN, 5.320%, 11/11/25	AUD	35,900	$23,626,926
(r)	3M Swap + 0.750%, FRN, 5.104%, 02/16/26	AUD	42,000	27,574,429
(r)	3M Swap + 0.820%, FRN, 5.191%, 12/15/26	AUD	27,100	17,803,720
(r)	3M Swap + 1.050%, FRN, 5.393%, 05/20/27	AUD	12,300	8,127,334
(r)	3M Swap + 1.230%, FRN, 5.600%, 11/11/27	AUD	19,000	12,620,318
TOTAL AUSTRALIA				921,918,255
AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		9,000	8,944,155
CANADA — (5.2%)
Bank of Montreal
	2.700%, 09/11/24	CAD	95,150	68,769,333
Canada Government Bonds
	2.750%, 08/01/24	CAD	50,000	36,214,826
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 5.764%, 05/19/25		33,800	33,835,810
CPPIB Capital, Inc.
Ω	0.500%, 09/16/24		76,250	75,777,499
	4.125%, 10/21/24		9,439	9,410,544
CPPIB Capital, Inc., Floating Rate Note,
(r)	SOFR + 1.250%, FRN, 6.619%, 04/04/25		9,300	9,367,435
CPPIB Capital, Inc.
(r)Ω	SOFR + 1.250%, FRN, 6.617%, 03/11/26		18,958	19,243,732
Ontario Teachers' Finance Trust
Ω	1.625%, 09/12/24		17,250	17,173,532
Province of Alberta
	1.875%, 11/13/24		9,850	9,752,800
Province of Ontario
	4.250%, 08/22/24	AUD	4,500	2,942,127
	2.300%, 09/08/24	CAD	114,500	82,729,598
Province of Quebec
	3.750%, 09/01/24	CAD	115,100	83,283,164
	2.875%, 10/16/24		25,458	25,323,049

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Royal Bank of Canada
	4.810%, 12/16/24	CAD	8,850	$6,416,114
	TOTAL CANADA			480,239,563
DENMARK — (0.0%)
Kommunekredit
	0.750%, 08/15/24	GBP	900	1,155,172
FINLAND — (0.8%)
	Finnvera OYJ
	1.625%, 10/23/24		10,000	9,916,060
	Kuntarahoitus OYJ
	0.875%, 12/16/24	GBP	20,847	26,379,993
	Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.108%, 03/19/27		36,594	36,729,804
	TOTAL FINLAND			73,025,857
FRANCE — (1.0%)
	Caisse d'Amortissement de la Dette Sociale
	1.125%, 11/29/24		22,000	21,698,393
	Caisse des Depots et Consignations, Floating Rate Note, SOFR + 0.340%, FRN
(r)	5.701%, 05/03/26		68,000	67,921,120
	TOTAL FRANCE			89,619,513
GERMANY — (1.7%)
	Erste Abwicklungsanstalt
	0.875%, 10/30/24		28,400	28,088,026
Kreditanstalt fuer Wiederaufbau
	3.375%, 08/23/24		12,460	12,444,321
	0.500%, 09/20/24		25,000	24,832,614
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	31,593	39,943,034
	4.250%, 08/07/25	AUD	2,300	1,498,200
	Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.349%, 04/01/25		12,200	12,260,560
Landwirtschaftliche Rentenbank
	0.400%, 09/23/24	AUD	5,000	3,251,245
	4.250%, 01/09/25	AUD	3,400	2,220,640
	NRW Bank
	1.050%, 03/31/26	AUD	17,092	10,569,938
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	20,200	$25,537,824
TOTAL GERMANY				160,646,402
NETHERLANDS — (2.6%)
BNG Bank NV
	1.500%, 10/16/24		6,000	5,952,732
	3.250%, 07/15/25	AUD	21,875	14,137,759
Cooperatieve Rabobank UA
	3.875%, 08/22/24		13,243	13,228,980
(r)	3M Swap + 0.880%, FRN, 5.215%, 05/22/26	AUD	4,600	3,022,764
(r)	3M Swap + 0.730%, FRN, 5.210%, 01/27/27	AUD	21,300	13,931,856
(r)	3M Swap + 0.870%, FRN, 5.205%, 02/26/27	AUD	1,500	984,403
(r)	SOFR + 0.710%, FRN, 6.077%, 03/05/27		65,000	65,212,409
(r)	3M Swap + 1.150%, FRN, 5.493%, 11/21/28	AUD	11,500	7,604,761
Cooperatieve Rabobank UA, Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.748%, 01/10/25		3,700	3,703,120
(r)	SOFR + 0.700%, FRN, 6.048%, 07/18/25		68,962	69,194,402
(r)	3M Swap + 1.180%, FRN, 5.645%, 01/19/28	AUD	5,000	3,315,301
Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	34,950	44,403,089
TOTAL NETHERLANDS				244,691,576
NORWAY — (0.7%)
Kommunalbanken AS
	1.000%, 10/18/24	CAD	1,550	1,114,363
	4.250%, 07/16/25	AUD	24,924	16,255,521
Kommunalbanken AS, Floating Rate Note,
(r)Ω	SOFR + 1.000%, FRN, 6.347%, 06/17/26		30,500	30,856,551

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (Continued)
(r)	SOFR + 1.000%, FRN, 6.348%, 06/17/26		15,252	$15,440,819
TOTAL NORWAY				63,667,254
SINGAPORE — (0.5%)
DBS Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.850%, FRN, 5.221%, 06/16/25	AUD	17,200	11,288,096
(r)	3M Swap + 0.750%, FRN, 5.090%, 02/24/26	AUD	12,000	7,871,682
(r)	3M Swap + 0.770%, FRN, 5.105%, 02/26/27	AUD	9,000	5,897,931
United Overseas Bank Ltd., 3M Swap + 0.730%, FRN
(r)	5.101%, 03/16/26	AUD	11,000	7,216,315
United Overseas Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.410%, FRN, 4.745%, 08/27/26	AUD	15,000	9,773,980
(r)	3M Swap + 0.720%, FRN, 5.162%, 04/16/27	AUD	5,600	3,666,421
TOTAL SINGAPORE				45,714,425
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.0%)
African Development Bank
	4.000%, 01/10/25	AUD	34,000	22,173,837
Asian Development Bank
	1.100%, 08/15/24	AUD	5,150	3,363,733
	4.125%, 09/27/24		18,040	17,999,528
	3.750%, 03/12/25	AUD	12,000	7,815,026
Asian Development Bank, Floating Rate Note,
(r)	SOFR + 1.000%, FRN, 6.347%, 06/16/26		657	665,850
(r)	SOFR + 1.000%, FRN, 6.366%, 08/27/26		12,348	12,536,677
(r)	SOFR + 0.300%, FRN, 5.646%, 06/20/28		83,000	82,985,153
Asian Infrastructure Investment Bank
	0.500%, 10/30/24		25,000	24,705,041
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.984%, 08/16/27		48,000	$48,397,440
European Bank for Reconstruction & Development
	1.625%, 09/27/24		14,500	14,413,943
European Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.190%, FRN, 5.539%, 04/14/26		6,344	6,339,496
(r)	SOFR + 0.330%, FRN, 5.695%, 02/20/28		121,210	121,363,937
European Investment Bank
	4.750%, 08/07/24	AUD	14,616	9,558,458
	0.750%, 09/09/24	NOK	113,000	10,313,381
	1.700%, 11/15/24	AUD	9,035	5,862,382
(r)Ω	SOFR + 1.000%, FRN, 6.366%, 05/21/28		25,247	25,840,632
Inter-American Development Bank
	4.750%, 08/27/24	AUD	22,500	14,717,038
	1.700%, 10/10/24	CAD	8,072	5,815,710
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.170%, FRN, 5.537%, 09/16/26		27,700	27,672,577
(r)	SOFR + 0.280%, FRN, 5.649%, 04/12/27		8,720	8,721,744
(r)	SOFR + 0.350%, FRN, 5.719%, 10/04/27		58,579	58,612,335
(r)	SOFR + 0.270%, FRN, 5.638%, 03/20/28		51,000	50,907,284
(r)	SOFR + 0.350%, FRN, 5.720%, 10/05/28		103,500	103,546,815

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.180%, FRN, 5.547%, 06/15/26		39,000	$38,961,780
(r)	SOFR + 0.370%, FRN, 5.739%, 01/12/27		40,530	40,646,723
(r)	SOFR + 0.430%, FRN, 5.794%, 08/19/27		54,880	55,190,072
(r)	SOFR + 0.300%, FRN, 5.663%, 05/15/28		37,500	37,506,127
International Finance Corp.
	1.375%, 09/13/24	CAD	24,644	17,783,520
Nordic Investment Bank
	0.375%, 09/20/24		19,556	19,421,970
	1.500%, 03/13/25	NOK	106,500	9,572,106
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 05/12/26		22,400	22,608,320
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				926,018,635
SWEDEN — (2.6%)
Kommuninvest I Sverige AB
	1.000%, 10/02/24	SEK	639,000	59,414,809
	0.500%, 11/29/24		4,000	3,937,398
	1.000%, 05/12/25	SEK	184,000	16,904,684
Svensk Exportkredit AB
	3.625%, 09/03/24		93,900	93,734,615
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 08/03/26		53,250	53,999,359
Svenska Handelsbanken AB, Floating Rate Note,
(r)Ω	SOFR + 0.910%, FRN, 6.277%, 06/10/25		5,900	5,930,926
(r)Ω	SOFR + 0.660%, FRN, 6.028%, 05/28/27		7,800	7,813,299
TOTAL SWEDEN				241,735,090
UNITED STATES — (0.5%)
Apple, Inc.
	2.513%, 08/19/24	CAD	22,000	15,919,705
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Bank of America NA, Floating Rate Note,
(r)	SOFR + 0.780%, FRN, 6.146%, 08/18/25	1,330	$1,335,719
(r)	SOFR + 1.020%, FRN, 6.385%, 08/18/26	1,450	1,464,939
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r)	6.531%, 10/30/26	400	404,532
Roche Holdings, Inc., Floating Rate Note,
(r)Ω	SOFR + 0.560%, FRN, 5.927%, 03/10/25	1,975	1,979,787
(r)Ω	SOFR + 0.740%, FRN, 6.104%, 11/13/26	18,040	18,187,566
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r)	6.423%, 08/07/26	2,530	2,558,158
TOTAL UNITED STATES			41,850,406
TOTAL BONDS			3,299,226,303
U.S. TREASURY OBLIGATIONS — (17.2%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25	545,000	545,291,161
(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26	763,000	764,197,879
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.382%, 04/30/25	164,000	164,073,608
(r)	3M USTMMR + 0.125%, FRN, 5.384%, 07/31/25	80,000	79,989,912
(r)	3M USTMMR + 0.150%, FRN, 5.363%, 04/30/26	40,000	40,014,668
TOTAL U.S. TREASURY OBLIGATIONS			1,593,567,228

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (37.2%)
CANADA — (4.2%)
Canadian Imperial Bank of Commerce
Ω	5.508%, 09/04/24	75,000	$74,612,423
Ω	5.509%, 09/05/24	71,250	70,871,292
Ω	5.501%, 09/09/24	45,000	44,734,266
CDP Financial, Inc.
Ω	5.500%, 01/03/25	30,000	29,332,320
PSP Capital, Inc.
Ω	5.474%, 10/02/24	18,400	18,229,887
Ω	5.391%, 09/04/24	25,000	24,872,153
Ω	5.423%, 10/15/24	35,000	34,611,886
Toronto-Dominion Bank
Ω	5.520%, 09/26/24	37,500	37,183,686
Ω	5.521%, 09/27/24	37,500	37,178,044
Ω	5.484%, 10/17/24	20,000	19,770,091
TOTAL CANADA			391,396,048
FRANCE — (7.4%)
Caisse d'Amortissement de la Dette Sociale
Ω	5.517%, 08/28/24	90,000	89,628,533
Ω	5.522%, 12/13/24	15,000	14,706,235
Ω	5.423%, 10/21/24	6,000	5,927,029
Ω	5.451%, 10/21/24	72,500	71,618,269
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.521%, 08/12/24	21,084	21,046,681
Ω	5.522%, 08/13/24	17,250	17,216,923
Ω	5.526%, 08/14/24	12,000	11,975,220
Ω	5.526%, 08/14/24	33,000	32,931,855
Ω	5.460%, 08/20/24	40,000	39,882,000
Ω	5.524%, 08/26/24	14,050	13,996,118
Ω	5.550%, 09/18/24	45,500	45,170,757
Ω	5.487%, 08/27/24	30,000	29,880,525
Ω	5.489%, 09/05/24	18,500	18,401,728
Ω	5.489%, 09/16/24	13,100	13,009,087
Ω	5.512%, 09/19/24	33,000	32,756,319
Sanofi SA
Ω	5.488%, 09/06/24	36,490	36,290,768
Ω	5.493%, 09/06/24	35,774	35,578,678
Ω	5.489%, 10/03/24	75,000	74,293,689
Ω	5.488%, 10/10/24	75,000	74,217,127
Ω	5.459%, 10/17/24	10,000	9,885,427
TOTAL FRANCE			688,412,968
GERMANY — (1.3%)
Erste Abwicklungsanstalt
Ω	5.459%, 08/23/24	10,675	10,638,717
Ω	5.449%, 10/01/24	75,000	74,294,750
NRW Bank
Ω	5.427%, 10/17/24	20,000	19,772,500
Ω	5.447%, 10/22/24	15,000	14,818,437
TOTAL GERMANY			119,524,404
		Face Amount^	Value†
		(000)

LUXEMBOURG — (2.9%)
Nestle Finance International Ltd.
Ω	5.467%, 08/22/24	35,000	$34,888,136
Ω	5.466%, 08/27/24	35,000	34,862,713
Ω	5.472%, 09/19/24	50,000	49,636,342
Ω	5.475%, 09/23/24	40,000	39,685,720
Ω	5.475%, 09/27/24	46,250	45,859,597
Ω	5.524%, 12/16/24	33,500	32,846,616
Ω	5.432%, 09/17/24	6,000	5,958,112
Ω	5.477%, 10/23/24	22,000	21,732,656
TOTAL LUXEMBOURG			265,469,892
NETHERLANDS — (1.4%)
Nederlandse Waterschapsbank NV
Ω	5.499%, 09/17/24	75,000	74,470,400
Ω	5.490%, 10/01/24	50,000	49,545,563
Ω	5.500%, 10/03/24	5,000	4,953,114
TOTAL NETHERLANDS			128,969,077
NORWAY — (2.9%)
DNB Bank ASA
Ω	5.493%, 08/22/24	25,000	24,919,058
Ω	5.471%, 10/16/24	50,000	49,436,656
Ω	5.481%, 10/18/24	95,000	93,902,442
Ω	5.475%, 10/21/24	50,000	49,400,892
Ω	5.527%, 11/22/24	25,250	24,834,217
Ω	5.470%, 09/18/24	30,000	29,783,700
TOTAL NORWAY			272,276,965
SINGAPORE — (2.0%)
DBS Bank Ltd.
Ω	5.520%, 08/01/24	15,000	14,997,791
Ω	5.512%, 09/23/24	45,000	44,642,385
Ω	5.510%, 09/24/24	35,000	34,716,775
United Overseas Bank Ltd.
Ω	5.526%, 08/27/24	25,000	24,900,063
Ω	5.471%, 08/13/24	25,000	24,951,882
Ω	5.520%, 08/30/24	2,100	2,090,672
Ω	5.492%, 09/18/24	40,000	39,709,811
TOTAL SINGAPORE			186,009,379
SWEDEN — (1.1%)
Nordea Bank Abp
Ω	5.466%, 10/28/24	47,500	46,877,417
Svensk Exportkredit AB
	5.479%, 09/25/24	45,500	45,126,388
Svenska Handelsbanken AB
Ω	5.482%, 09/20/24	6,500	6,451,476
TOTAL SWEDEN			98,455,281

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (14.0%)
Apple, Inc.
Ω	5.433%, 09/09/24	18,500	$18,391,124
Ω	5.444%, 09/19/24	53,000	52,610,107
Caisse des Depots et Consignations
Ω	5.462%, 08/05/24	47,500	47,464,940
Ω	5.468%, 08/30/24	11,000	10,951,233
Ω	5.453%, 09/10/24	15,000	14,909,117
Ω	5.471%, 09/10/24	50,000	49,697,055
Ω	5.402%, 10/09/24	40,000	39,587,000
Ω	5.479%, 10/30/24	43,000	42,425,274
Chevron Corp.
Ω	5.403%, 09/20/24	37,000	36,720,777
Cisco Systems, Inc.
Ω	5.490%, 10/03/24	54,000	53,490,624
Ω	5.474%, 10/15/24	55,550	54,929,161
Ω	5.495%, 10/15/24	15,000	14,832,357
Ω	5.505%, 11/05/24	25,000	24,645,339
Ω	5.496%, 11/12/24	40,000	39,393,318
Ω	5.517%, 11/18/24	33,000	32,472,272
Ω	5.519%, 12/09/24	45,000	44,152,785
Equinor ASA
Ω	5.575%, 10/18/24	25,000	24,709,181
Kreditanstalt fuer Wiederaufbau
Ω	5.451%, 09/12/24	23,500	23,351,756
National Securities Clearing Corp.
Ω	5.489%, 08/28/24	30,000	29,875,867
Ω	5.513%, 08/30/24	98,750	98,312,209
Ω	5.501%, 09/17/24	57,000	56,595,680
Ω	5.493%, 09/30/24	15,000	14,864,809
Ω	5.490%, 10/09/24	19,650	19,447,114
Ω	5.469%, 10/17/24	50,000	49,425,617
Novartis Finance Corp.
Ω	5.471%, 12/17/24	3,300	3,234,493
Ω	5.417%, 09/10/24	21,850	21,717,837
Ω	5.428%, 10/28/24	25,000	24,673,584
NRW Bank
Ω	5.470%, 09/20/24	60,000	59,553,495
Ω	5.481%, 09/23/24	53,000	52,582,466
Ω	5.483%, 09/25/24	40,000	39,673,250
Ω	5.508%, 10/10/24	29,000	28,699,729
Ω	5.508%, 10/11/24	19,000	18,800,500
Province of Quebec
Ω	5.413%, 09/19/24	25,000	24,815,741
Roche Holdings, Inc.
Ω	5.422%, 09/16/24	27,700	27,508,078
Siemens Capital Co. LLC
Ω	5.443%, 08/27/24	35,000	34,861,663
Ω	5.421%, 09/27/24	50,000	49,574,720
Ω	5.437%, 09/30/24	25,000	24,776,404
TOTAL UNITED STATES			1,303,726,676
TOTAL COMMERCIAL PAPER (Cost $3,454,524,568)			3,454,240,690
			Face Amount^	Value†
			(000)
FOREIGN SOVEREIGN OBLIGATIONS — (10.0%)
CANADA — (2.6%)
Canada Treasury Bills
∞	4.699%, 08/01/24	CAD	82,200	$59,530,030
∞	4.657%, 08/15/24	CAD	39,600	28,629,367
∞	4.734%, 08/29/24	CAD	113,900	82,205,334
∞	4.657%, 09/12/24	CAD	94,500	68,088,734
TOTAL CANADA				238,453,465
SINGAPORE — (2.9%)
Monetary Authority of Singapore Bills
∞	3.844%, 08/16/24	SGD	125,800	93,966,243
∞	3.804%, 08/23/24	SGD	134,700	100,541,666
∞	3.791%, 08/30/24	SGD	101,300	75,557,326
TOTAL SINGAPORE				270,065,235
SWEDEN — (1.6%)
Sweden Treasury Bills
∞	3.718%, 08/21/24	SEK	1,620,000	150,981,909
UNITED KINGDOM — (2.9%)
U.K. Treasury Bills
∞	5.187%, 10/21/24	GBP	175,000	222,419,448
∞	5.177%, 10/28/24	GBP	38,000	48,249,498
TOTAL UNITED KINGDOM				270,668,946
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				930,169,555
TOTAL INVESTMENT SECURITIES (Cost $9,284,637,959)				9,277,203,776

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	9
TOTAL INVESTMENTS — (100.0%)
(Cost $9,284,637,968)^^			$9,277,203,785

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of July 31, 2024, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	130,453,085	AUD	196,014,125	UBS AG	08/06/24	$2,256,552
USD	128,491,946	AUD	192,387,313	State Street Bank and Trust	08/07/24	2,664,194
USD	7,394,051	EUR	6,818,662	Citibank, N.A.	08/09/24	12,195
USD	27,980,075	EUR	25,824,611	Bank of New York Mellon	08/12/24	18,538
SGD	45,313,795	USD	33,840,135	Societe Generale	08/12/24	76,488
USD	126,990,707	AUD	188,175,668	State Street Bank and Trust	08/12/24	3,901,381
USD	12,158,107	AUD	18,418,723	Bank of New York Mellon	08/13/24	109,745
USD	131,364,504	AUD	194,441,531	Citibank, N.A.	08/13/24	4,173,167
USD	20,314,492	NOK	218,052,486	UBS AG	08/14/24	323,158
SGD	149,635,500	USD	111,677,368	Citibank, N.A.	08/16/24	344,957
USD	3,804,924	EUR	3,482,154	Citibank, N.A.	08/16/24	33,925
USD	117,669,353	AUD	174,638,203	State Street Bank and Trust	08/19/24	3,413,830
USD	126,795,568	AUD	191,848,815	State Street Bank and Trust	08/26/24	1,256,730
USD	139,313,473	GBP	107,851,448	Royal Bank of Canada	08/28/24	629,946
SGD	35,886,205	USD	26,831,490	Citibank, N.A.	09/06/24	62,421
SGD	120,844,776	USD	89,649,734	Societe Generale	09/06/24	913,996
USD	95,220,309	CAD	129,702,440	Bank of America Corp.	09/09/24	1,173,174
USD	138,819,573	CAD	189,010,345	UBS AG	09/11/24	1,759,897
USD	9,082,209	CAD	12,373,297	Citibank, N.A.	09/16/24	108,410
CAD	94,842,774	USD	68,761,926	Bank of New York Mellon	09/17/24	25,410
USD	145,679,924	CAD	198,963,522	Royal Bank of Canada	09/17/24	1,376,148
USD	52,451,033	CAD	71,796,076	Royal Bank of Canada	09/18/24	377,350
USD	145,639,050	CAD	198,716,124	HSBC Bank	09/19/24	1,505,842
GBP	14,960,365	USD	18,998,332	Australia and New Zealand Bank	09/20/24	242,354
USD	12,160,226	GBP	9,411,044	Royal Bank of Canada	09/20/24	56,582
USD	144,946,459	CAD	198,913,099	Bank of America Corp.	09/23/24	652,634
CAD	138,061,831	USD	99,927,701	Citibank, N.A.	09/23/24	223,922
USD	72,110,485	GBP	55,810,041	Royal Bank of Canada	09/25/24	329,976
USD	48,529,994	GBP	37,682,241	State Street Bank and Trust	09/25/24	64,692
USD	149,126,501	SEK	1,575,213,437	HSBC Bank	09/27/24	1,614,262
USD	82,015,065	SEK	860,853,209	State Street Bank and Trust	10/09/24	1,348,328
Total Appreciation						$31,050,204
USD	2,686,611	EUR	2,503,244	Citibank, N.A.	08/05/24	$(22,896)
EUR	2,503,244	USD	2,731,114	State Street Bank and Trust	08/05/24	(21,607)
AUD	4,186,504	USD	2,838,037	Societe Generale	08/06/24	(99,993)
USD	2,209,759	EUR	2,051,149	Royal Bank of Canada	08/08/24	(10,705)
EUR	2,051,149	USD	2,237,867	State Street Bank and Trust	08/08/24	(17,403)
EUR	6,818,662	USD	7,440,328	State Street Bank and Trust	08/09/24	(58,473)
USD	33,669,251	SGD	45,313,795	Citibank, N.A.	08/12/24	(247,372)
EUR	25,824,611	USD	28,186,313	State Street Bank and Trust	08/12/24	(224,775)
AUD	20,228,799	USD	13,433,296	Bank of America Corp.	08/13/24	(200,897)
USD	51,508,019	SGD	69,239,500	Barclays Capital	08/16/24	(327,072)
USD	111,185,209	SGD	149,635,500	Morgan Stanley and Co. International	08/16/24	(837,116)
USD	93,642,159	SGD	125,800,000	Royal Bank of Canada	08/16/24	(536,084)
EUR	3,482,154	USD	3,800,851	State Street Bank and Trust	08/16/24	(29,852)
USD	138,753,938	AUD	212,596,311	State Street Bank and Trust	08/27/24	(365,010)
USD	5,626,739	GBP	4,447,189	UBS AG	08/28/24	(91,792)
EUR	6,651,942	USD	7,265,713	State Street Bank and Trust	08/29/24	(57,613)
USD	7,142,822	EUR	6,651,942	UBS AG	08/29/24	(65,279)
USD	23,191,556	EUR	21,516,385	State Street Bank and Trust	09/03/24	(129,234)
EUR	21,516,385	USD	23,507,778	State Street Bank and Trust	09/03/24	(186,988)
USD	75,094,431	SGD	100,757,652	Citibank, N.A.	09/06/24	(415,568)
USD	165,054,181	SGD	221,873,207	State Street Bank and Trust	09/06/24	(1,222,476)
USD	5,915,177	CAD	8,183,340	State Street Bank and Trust	09/16/24	(19,833)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	149,091,632	GBP	117,847,958	Barclays Capital	09/20/24	$(2,473,890)
Total (Depreciation)						$(7,661,928)
Total Appreciation (Depreciation)						$23,388,276
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$921,918,255	—	$921,918,255
Austria	—	8,944,155	—	8,944,155
Canada	—	480,239,563	—	480,239,563
Denmark	—	1,155,172	—	1,155,172
Finland	—	73,025,857	—	73,025,857
France	—	89,619,513	—	89,619,513
Germany	—	160,646,402	—	160,646,402
Netherlands	—	244,691,576	—	244,691,576
Norway	—	63,667,254	—	63,667,254
Singapore	—	45,714,425	—	45,714,425
Supranational Organization Obligations	—	926,018,635	—	926,018,635
Sweden	—	241,735,090	—	241,735,090
United States	—	41,850,406	—	41,850,406
U.S. Treasury Obligations	—	1,593,567,228	—	1,593,567,228
Commercial Paper	—	3,454,240,690	—	3,454,240,690
Foreign Sovereign Obligations	—	930,169,555	—	930,169,555
Securities Lending Collateral	—	9	—	9
Total Investments in Securities	—	$9,277,203,785	—	$9,277,203,785
Financial Instruments
Assets
Forward Currency Contracts**	—	31,050,204	—	31,050,204
Liabilities
Forward Currency Contracts**	—	(7,661,928)	—	(7,661,928)
Total Financial Instruments	—	$23,388,276	—	$23,388,276
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (98.1%)
AUSTRALIA — (7.1%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	14,000	$7,864,612
	1.750%, 03/20/34	AUD	6,000	2,984,389
	4.750%, 02/20/35	AUD	5,000	3,214,527
Queensland Treasury Corp.
	3.500%, 08/21/30	AUD	11,000	6,855,644
	1.750%, 08/21/31	AUD	3,000	1,633,961
	1.750%, 07/20/34	AUD	7,000	3,432,785
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	3,000	1,590,478
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	5,000	3,156,647
	2.250%, 11/20/34	AUD	51,500	26,176,324
	2.000%, 09/17/35	AUD	11,000	5,297,814
	2.000%, 11/20/37	AUD	4,200	1,877,853
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	5,064,731
TOTAL AUSTRALIA				69,149,765
BELGIUM — (1.2%)
Kingdom of Belgium Government Bonds
	1.900%, 06/22/38	EUR	13,000	12,169,338
CANADA — (12.2%)
CPPIB Capital, Inc.
	1.500%, 03/04/33	EUR	31,520	30,315,282
Ontario Teachers' Finance Trust
	1.850%, 05/03/32	EUR	13,000	12,837,275
Province of British Columbia
	1.550%, 06/18/31	CAD	25,000	15,885,090
	3.550%, 06/18/33	CAD	18,000	12,795,234
Province of Ontario
	3.750%, 06/02/32	CAD	15,000	10,913,773
Province of Quebec
Δ	0.000%, 10/15/29	EUR	27,700	25,908,128
Δ	0.000%, 10/29/30	EUR	11,500	10,420,856
TOTAL CANADA				119,075,638
DENMARK — (2.2%)
Denmark Government Bonds
	2.250%, 11/15/33	DKK	150,000	21,720,069
		Face Amount^	Value†
		(000)
FINLAND — (6.7%)
Finland Government Bonds
1.125%, 04/15/34	EUR	42,000	$39,058,231
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	28,011	26,715,826
TOTAL FINLAND			65,774,057
FRANCE — (23.4%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	20,683,887
4.125%, 10/03/38	EUR	10,000	11,424,825
Agence Francaise de Developpement EPIC
0.500%, 05/31/35	EUR	5,000	4,077,755
French Republic Government Bonds OAT
3.500%, 11/25/33	EUR	69,000	77,993,393
1.250%, 05/25/34	EUR	75,000	69,431,743
4.750%, 04/25/35	EUR	23,000	28,779,715
SNCF Reseau
5.000%, 10/10/33	EUR	11,000	13,505,200
Unedic Asseo
1.250%, 05/25/33	EUR	3,400	3,199,676
TOTAL FRANCE			229,096,194
GERMANY — (2.4%)
Deutsche Bahn Finance GmbH
1.625%, 08/16/33	EUR	4,773	4,642,621
Kreditanstalt fuer Wiederaufbau
0.050%, 09/29/34	EUR	10,000	8,248,238
2.600%, 06/20/37	JPY	671,000	5,296,307
State of North Rhine-Westphalia
2.375%, 05/13/33	EUR	4,600	4,841,495
TOTAL GERMANY			23,028,661
NETHERLANDS — (1.7%)
BNG Bank NV
3.300%, 04/26/29	AUD	19,600	12,201,542
1.250%, 03/30/37	EUR	4,500	3,944,801
TOTAL NETHERLANDS			16,146,343
NEW ZEALAND — (4.4%)
New Zealand Government Bonds
4.250%, 05/15/34	NZD	35,000	20,677,768
2.750%, 04/15/37	NZD	24,200	11,917,022
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	10,000	5,374,623

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NEW ZEALAND — (Continued)
3.000%, 05/15/35	NZD	5,000	$2,472,796
2.000%, 04/15/37	NZD	6,000	2,524,726
TOTAL NEW ZEALAND			42,966,935
NORWAY — (2.8%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	27,852,143
SINGAPORE — (3.9%)
Singapore Government Bonds
1.625%, 07/01/31	SGD	55,000	37,916,137
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.6%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	12,866,382
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	9,305,740
0.150%, 10/10/34	EUR	30,000	24,815,428
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	28,601,852
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	15,699,411
2.150%, 01/18/27	JPY	517,100	3,600,763
3.875%, 06/08/37	GBP	4,250	5,238,052
European Stability Mechanism
1.200%, 05/23/33	EUR	16,700	15,974,274
European Union
1.250%, 04/04/33	EUR	7,200	6,890,369
3.375%, 10/04/38	EUR	9,000	10,014,603
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	9,314,806
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			142,321,680
		Face Amount^	Value†
		(000)
SWITZERLAND — (3.0%)
Swiss Confederation Government Bonds
4.000%, 04/08/28	CHF	22,900	29,352,178
UNITED KINGDOM — (12.5%)
U.K. Gilts
3.250%, 01/31/33	GBP	14,000	$17,123,015
0.625%, 07/31/35	GBP	117,600	105,578,639
TOTAL UNITED KINGDOM			122,701,654
TOTAL BONDS			959,270,792
U.S. TREASURY OBLIGATIONS — (1.9%)
U.S. Treasury Notes
3.250%, 06/30/29		11,000	10,658,828
4.000%, 10/31/29		8,000	8,019,063
TOTAL U.S. TREASURY OBLIGATIONS			18,677,891
TOTAL INVESTMENT SECURITIES (Cost $1,119,402,875)			977,948,683
TOTAL INVESTMENTS — (100.0%)
(Cost $1,119,402,875)^^			$977,948,683
As of July 31, 2024, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	41,921,578	USD	53,848,686	Royal Bank of Canada	08/01/24	$43,610
USD	43,105,803	NZD	70,984,296	Australia and New Zealand Bank	08/05/24	859,568
USD	945,829	NZD	1,554,958	Citibank, N.A.	08/05/24	20,398

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	16,310,812	USD	20,747,190	Barclays Capital	08/08/24	$222,368
USD	1,686,497	GBP	1,298,291	Royal Bank of Canada	08/08/24	17,384
USD	64,092,787	EUR	59,087,704	Bank of New York Mellon	08/09/24	124,680
USD	5,306,617	EUR	4,860,916	State Street Bank and Trust	08/09/24	44,209
USD	56,967,862	EUR	52,552,074	Bank of America Corp.	08/12/24	67,226
USD	74,401,315	EUR	68,691,030	Bank of New York Mellon	08/12/24	26,262
USD	92,748,775	AUD	137,232,334	Royal Bank of Canada	08/12/24	2,982,464
USD	54,836,658	GBP	42,446,864	HSBC Bank	08/21/24	259,034
USD	21,106,626	CAD	28,760,870	Morgan Stanley and Co. International	08/22/24	262,997
USD	775,324	CAD	1,059,938	State Street Bank and Trust	08/22/24	7,163
USD	73,117,889	EUR	67,081,211	State Street Bank and Trust	08/23/24	448,511
USD	221,434	DKK	1,511,402	Citibank, N.A.	09/09/24	1,768
USD	21,811,014	DKK	149,662,414	HSBC Bank	09/09/24	59,199
USD	18,408,221	CAD	25,209,451	UBS AG	09/20/24	122,685
Total Appreciation						$5,569,526
USD	50,319,798	GBP	40,214,662	Morgan Stanley and Co. International	08/01/24	$(1,378,172)
USD	2,145,377	GBP	1,706,916	UBS AG	08/01/24	(48,950)
USD	396,329	SGD	532,784	Citibank, N.A.	08/05/24	(2,312)
USD	36,559,890	SGD	49,611,149	UBS AG	08/05/24	(560,298)
USD	58,812,893	GBP	47,110,854	Bank of America Corp.	08/08/24	(1,753,911)
USD	79,070,554	EUR	73,399,217	Royal Bank of Canada	08/08/24	(387,509)
USD	2,153,744	GBP	1,684,208	Societe Generale	08/08/24	(11,513)
USD	2,543,437	GBP	2,002,933	State Street Bank and Trust	08/08/24	(31,580)
USD	35,578,928	JPY	5,634,090,133	Societe Generale	08/14/24	(2,097,419)
USD	29,263,216	CHF	26,001,503	Barclays Capital	08/22/24	(419,703)
CAD	824,496	USD	605,524	Citibank, N.A.	08/22/24	(7,994)
USD	72,902,032	EUR	67,919,910	State Street Bank and Trust	08/29/24	(696,558)
USD	55,266,149	GBP	43,013,952	Royal Bank of Canada	08/30/24	(45,522)
USD	77,038,966	EUR	71,469,127	Barclays Capital	09/03/24	(423,698)
USD	445,598	CAD	614,361	Goldman Sachs Capital Markets L.P.	09/20/24	(25)
Total (Depreciation)						$(7,865,164)
Total Appreciation (Depreciation)						$(2,295,638)
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$69,149,765	—	$69,149,765
Belgium	—	12,169,338	—	12,169,338
Canada	—	119,075,638	—	119,075,638
Denmark	—	21,720,069	—	21,720,069
Finland	—	65,774,057	—	65,774,057
France	—	229,096,194	—	229,096,194
Germany	—	23,028,661	—	23,028,661
Netherlands	—	16,146,343	—	16,146,343
New Zealand	—	42,966,935	—	42,966,935
Norway	—	27,852,143	—	27,852,143
Singapore	—	37,916,137	—	37,916,137
Supranational Organization Obligations	—	142,321,680	—	142,321,680

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$29,352,178	—	$29,352,178
United Kingdom	—	122,701,654	—	122,701,654
U.S. Treasury Obligations	—	18,677,891	—	18,677,891
Total Investments in Securities	—	$977,948,683	—	$977,948,683
Financial Instruments
Assets
Forward Currency Contracts**	—	5,569,526	—	5,569,526
Liabilities
Forward Currency Contracts**	—	(7,865,164)	—	(7,865,164)
Total Financial Instruments	—	$(2,295,638)	—	$(2,295,638)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (26.3%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$6,072,017
5.750%, 06/12/26	16,080	16,458,167
1.875%, 09/11/26	2,500	2,378,668
3.000%, 09/11/26	62,930	61,264,333
2.125%, 12/11/26	30,250	28,834,296
2.500%, 12/10/27	97,640	92,654,134
3.000%, 03/10/28	51,070	49,278,575
3.250%, 06/09/28	202,360	196,765,481
3.250%, 11/16/28	270,180	262,162,346
2.125%, 09/14/29	12,635	11,541,977
2.125%, 12/14/29	52,580	47,560,576
4.500%, 09/13/30	1,690	1,715,283
4.750%, 03/10/34	15,000	15,432,702
5.500%, 07/15/36	158,590	176,933,309
Tennessee Valley Authority
2.875%, 02/01/27	170,019	164,740,796
7.125%, 05/01/30	159,440	184,015,280
1.500%, 09/15/31	77,768	65,195,054
4.700%, 07/15/33	19,000	19,629,274
4.650%, 06/15/35	10,635	10,855,118
5.880%, 04/01/36	104,694	118,206,802
6.150%, 01/15/38	709	821,186
5.500%, 06/15/38	6,207	6,809,578
TOTAL AGENCY OBLIGATIONS		1,539,324,952
U.S. TREASURY OBLIGATIONS — (72.4%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,605,365
6.500%, 11/15/26	5,500	5,826,777
6.625%, 02/15/27	5,000	5,316,797
6.125%, 11/15/27	170,500	181,655,762
5.500%, 08/15/28	19,500	20,689,805
5.250%, 11/15/28	42,932	45,175,973
5.250%, 02/15/29	41,500	43,871,660
6.125%, 08/15/29	6,278	6,902,367
6.250%, 05/15/30	51,789	57,902,977
5.375%, 02/15/31	13,250	14,376,768
4.500%, 02/15/36	79,750	83,475,820
4.750%, 02/15/37	322,750	344,308,693
5.000%, 05/15/37	328,000	357,789,062
4.375%, 02/15/38	253,400	260,388,296
4.500%, 05/15/38	353,150	366,834,562
3.500%, 02/15/39	226,635	210,381,021
4.250%, 05/15/39	37,550	37,790,555
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,833,594
2.250%, 03/31/26	8,000	7,725,938
2.375%, 04/30/26	13,000	12,566,836
1.625%, 05/15/26	71,500	68,167,988
2.125%, 05/31/26	25,000	24,038,086
	Face Amount	Value†
	(000)

1.875%, 06/30/26	22,750	$21,744,912
1.875%, 07/31/26	45,000	42,952,149
1.500%, 08/15/26	65,000	61,524,024
1.375%, 08/31/26	11,000	10,372,656
1.625%, 09/30/26	19,000	17,985,430
1.625%, 10/31/26	31,000	29,296,211
2.000%, 11/15/26	35,550	33,872,484
1.500%, 01/31/27	5,000	4,689,258
2.250%, 02/15/27	25,000	23,874,023
1.125%, 02/28/27	27,750	25,728,369
0.625%, 03/31/27	5,000	4,564,453
0.500%, 04/30/27	5,000	4,536,914
2.375%, 05/15/27	137,000	130,808,243
0.500%, 05/31/27	22,000	19,910,859
0.500%, 06/30/27	12,250	11,058,496
0.375%, 07/31/27	3,000	2,690,273
2.250%, 08/15/27	114,400	108,492,313
0.500%, 08/31/27	5,000	4,489,063
0.375%, 09/30/27	5,000	4,459,570
0.500%, 10/31/27	7,000	6,252,422
2.250%, 11/15/27	5,000	4,725,781
0.625%, 11/30/27	5,000	4,472,852
2.750%, 02/15/28	28,750	27,543,848
1.125%, 02/29/28	5,000	4,522,461
1.250%, 03/31/28	5,000	4,533,398
1.250%, 04/30/28	37,000	33,483,555
2.875%, 05/15/28	88,000	84,517,813
1.250%, 06/30/28	13,500	12,171,094
1.000%, 07/31/28	6,000	5,343,984
2.875%, 08/15/28	10,750	10,307,402
1.250%, 09/30/28	25,000	22,409,180
1.375%, 10/31/28	37,875	34,069,746
3.125%, 11/15/28	21,000	20,300,273
2.625%, 02/15/29	129,000	121,889,882
2.375%, 05/15/29	191,500	178,424,141
1.625%, 08/15/29	44,700	40,039,676
4.000%, 10/31/29	23,500	23,555,996
1.750%, 11/15/29	44,250	39,717,832
3.875%, 11/30/29	91,750	91,441,777
3.875%, 12/31/29	86,250	85,906,347
3.500%, 01/31/30	16,000	15,640,000
1.500%, 02/15/30	38,400	33,741,000
4.000%, 02/28/30	38,000	38,084,609
3.625%, 03/31/30	15,000	14,746,289
3.500%, 04/30/30	12,600	12,304,195
0.625%, 05/15/30	152,050	126,058,953
3.750%, 05/31/30	11,500	11,373,320
3.750%, 06/30/30	20,000	19,778,906
4.000%, 07/31/30	22,000	22,042,969
0.625%, 08/15/30	125,000	102,817,382
4.625%, 09/30/30	18,500	19,160,508
4.875%, 10/31/30	8,000	8,400,312
4.375%, 11/30/30	8,400	8,591,297
1.250%, 08/15/31	194,250	161,978,702

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

1.375%, 11/15/31	7,500	$6,270,117
2.875%, 05/15/32	16,000	14,797,500
4.500%, 11/15/33	13,000	13,446,875
4.000%, 02/15/34	15,000	14,936,719
TOTAL U.S. TREASURY OBLIGATIONS		4,230,473,515
TOTAL INVESTMENT SECURITIES (Cost $6,097,891,288)		5,769,798,467

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.3%)
State Street Institutional U.S. Government Money Market Fund 5.260%	78,253,574	$78,253,574
TOTAL INVESTMENTS — (100.0%)
(Cost $6,176,144,862)^^		$5,848,052,041
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,539,324,952	—	$1,539,324,952
U.S. Treasury Obligations	—	4,230,473,515	—	4,230,473,515
Temporary Cash Investments	$78,253,574	—	—	78,253,574
Total Investments in Securities	$78,253,574	$5,769,798,467	—	$5,848,052,041

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (76.3%)
	3M Co.
#	2.650%, 04/15/25		16,640	$16,332,394
	AbbVie, Inc.
	2.600%, 11/21/24		2,000	1,982,707
	3.800%, 03/15/25		2,666	2,640,617
	3.600%, 05/14/25		1,448	1,429,829
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		8,200	8,190,965
	1.650%, 10/29/24		4,925	4,875,910
	3.500%, 01/15/25		4,000	3,961,736
	6.500%, 07/15/25		7,102	7,161,518
	4.450%, 10/01/25		1,800	1,784,062
	1.750%, 01/30/26		16,100	15,319,248
	4.450%, 04/03/26		410	405,810
	AES Corp.
Ω	3.300%, 07/15/25		400	391,390
	1.375%, 01/15/26		8,849	8,381,747
	Aetna, Inc.
	3.500%, 11/15/24		1,903	1,891,072
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		3,712	3,646,078
	Ally Financial, Inc.
#	5.800%, 05/01/25		3,019	3,021,500
	Altria Group, Inc.
	2.350%, 05/06/25		5,800	5,666,919
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		16,150	15,960,852
	Ameren Corp.
	2.500%, 09/15/24		3,673	3,656,657
	American Express Co.
#	2.250%, 03/04/25		3,080	3,025,955
	3.950%, 08/01/25		3,010	2,974,793
	American Express Co., Floating Rate Note, SOFR + 0.650%, FRN
(r)	6.012%, 11/04/26		30,122	30,174,362
	American Honda Finance Corp.
	1.950%, 10/18/24	EUR	1,550	1,670,851
	American Honda Finance Corp., Floating Rate Note, SOFR + 0.550%, FRN
(r)	5.913%, 02/12/25		350	350,493
			Face Amount^	Value†
			(000)
	American Honda Finance Corp., Floating Rate Note, SOFR + 0.600%, FRN
(r)	5.965%, 08/14/25		225	$225,546
	American Honda Finance Corp., Floating Rate Note, SOFR + 0.710%, FRN
(r)	6.079%, 01/09/26		2,767	2,775,972
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	2,000	2,126,513
	American Tower Corp.
	2.400%, 03/15/25		4,300	4,216,077
	4.000%, 06/01/25		7,489	7,408,434
	1.300%, 09/15/25		1,100	1,054,319
	1.600%, 04/15/26		830	783,467
	American Water Capital Corp.
	3.400%, 03/01/25		1,676	1,656,928
	Amgen, Inc.
	1.900%, 02/21/25		1,250	1,225,312
	5.250%, 03/02/25		6,000	5,994,886
	Analog Devices, Inc., Floating Rate Note, SOFR + 0.250%, FRN
(r)	5.619%, 10/01/24		3,300	3,300,393
	APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		19,784	19,613,271
	4.200%, 03/23/25		16,150	16,010,631
	Appalachian Power Co.
#	3.400%, 06/01/25		1,390	1,367,460
	ArcelorMittal SA
	6.125%, 06/01/25		1,000	1,004,346
	Arrow Electronics, Inc.
	3.250%, 09/08/24		7,895	7,871,898
	Arval Service Lease SA
	0.875%, 02/17/25	EUR	9,600	10,224,467
	Asian Development Bank, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.646%, 06/20/28		27,700	27,695,045
	Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.347%, 06/16/26		26,800	27,160,996
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	800	493,690

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.984%, 08/16/27		6,000	$6,049,680
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
#(r)Ω	6.048%, 07/16/27		20,000	20,029,460
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.800%, FRN
(r)	5.212%, 02/05/27	AUD	4,718	3,098,433
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.830%, FRN
(r)	5.275%, 03/31/26	AUD	10,300	6,770,799
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	5.332%, 11/04/25	AUD	7,000	4,605,518
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.970%, FRN
(r)	5.340%, 05/12/27	AUD	500	329,769
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
(r)Ω	5.928%, 03/18/26		18,706	18,726,951
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.119%, 07/03/25		11,820	11,868,629
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.810%, FRN
(r)Ω	6.178%, 01/18/27		20,000	20,102,735
AvalonBay Communities, Inc.
	3.450%, 06/01/25		2,614	2,574,532
Banco Santander SA
	3.496%, 03/24/25		4,000	3,953,831
Bank of America NA, Floating Rate Note, SOFR + 0.780%, FRN
(r)	6.146%, 08/18/25		420	421,806
Bank of Montreal
	2.700%, 09/11/24	CAD	10,300	7,444,289
	1.850%, 05/01/25		1,075	1,048,464
		Face Amount^	Value†
		(000)
Bank of Montreal, SOFR + 0.620%, FRN
(r)	5.987%, 09/15/26	1,545	$1,546,567
Bank of Montreal, Floating Rate Note, SOFR + 0.710%, FRN
(r)	6.077%, 12/12/24	1,380	1,382,170
Bank of Montreal, Floating Rate Note, SOFR + 1.330%, FRN
(r)	6.697%, 06/05/26	6,000	6,076,976
Bank of New York Mellon Corp.
	2.100%, 10/24/24	750	744,165
	1.600%, 04/24/25	3,500	3,411,460
Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.987%, 04/25/25	670	671,581
Bank of New Zealand
Ω	1.000%, 03/03/26	20	18,834
Bank of Nova Scotia
#	3.450%, 04/11/25	5,000	4,935,508
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.460%, FRN
(r)	5.828%, 01/10/25	1,170	1,170,924
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.900%, FRN
(r)	6.250%, 04/11/25	11,214	11,257,374
Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.441%, 06/12/25	25,933	26,083,846
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24	2,700	2,673,426
Ω	0.998%, 02/04/25	2,950	2,883,418
	0.998%, 02/04/25	4,400	4,300,692
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω	6.498%, 01/23/27	8,670	8,740,826
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.772%, 02/04/25	6,623	6,623,336
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 1.400%, FRN
(r)Ω	6.749%, 07/13/26	3,850	3,902,363

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	7,800	$8,291,762
Barclays PLC
	3.650%, 03/16/25		15,179	15,005,598
	4.375%, 01/12/26		5,380	5,330,027
BAT Capital Corp.
	3.222%, 08/15/24		2,704	2,701,092
	2.789%, 09/06/24		3,587	3,576,125
BAT International Finance PLC
	1.668%, 03/25/26		9,826	9,314,546
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		3,200	3,185,410
Belfius Bank SA
	0.010%, 10/15/25	EUR	5,000	5,204,919
Bell Telephone Co. of Canada or Bell Canada
	2.750%, 01/29/25	CAD	1,900	1,363,324
	3.350%, 03/12/25	CAD	2,700	1,940,914
BMW U.S. Capital LLC
Ω	0.750%, 08/12/24		6,466	6,456,247
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.550%, FRN
(r)Ω	5.920%, 04/02/26		8,900	8,931,168
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω	5.983%, 08/11/25		31,650	31,736,088
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.840%, FRN
(r)Ω	6.209%, 04/01/25		1,806	1,813,088
BNG Bank NV, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.362%, 08/05/26		20,000	20,268,808
BNP Paribas SA
	1.125%, 08/28/24	EUR	8,000	8,641,549
Boardwalk Pipelines LP
	4.950%, 12/15/24		3,438	3,428,163
	5.950%, 06/01/26		2,123	2,148,253
Boeing Co.
	3.100%, 05/01/26		7,200	6,916,053
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	6,000	6,479,892
#	3.650%, 03/15/25		11,425	11,312,785
BPCE SA
Ω	2.375%, 01/14/25		21,027	20,727,820
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r)	5.848%, 02/20/26		10,750	10,790,525
Brixmor Operating Partnership LP
	3.850%, 02/01/25		2,651	2,625,000
			Face Amount^	Value†
			(000)
	Broadcom, Inc.
	3.625%, 10/15/24		3,200	$3,186,667
	Brookfield Corp.
	4.000%, 01/15/25		39,625	39,350,471
	Brown & Brown, Inc.
	4.200%, 09/15/24		7,494	7,472,533
	CaixaBank SA
	0.375%, 02/03/25	EUR	2,300	2,447,655
	Campbell Soup Co.
	3.950%, 03/15/25		17,770	17,602,343
	Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	30,000	21,692,174
	3.945%, 08/04/25		1,010	998,410
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.788%, 10/18/24		3,061	3,061,980
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.940%, FRN
(r)	6.308%, 04/07/25		4,906	4,920,815
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 1.220%, FRN
(r)	6.590%, 10/02/26		4,600	4,645,304
	Canadian Natural Resources Ltd.
	3.900%, 02/01/25		5,789	5,739,245
	2.050%, 07/15/25		6,309	6,114,160
	Capital One Financial Corp.
	3.300%, 10/30/24		2,628	2,612,584
	3.200%, 02/05/25		13,412	13,255,173
	Carrier Global Corp.
	2.242%, 02/15/25		2,200	2,162,750
	Caterpillar Financial Services Corp.
	3.400%, 05/13/25		3,419	3,376,805
	Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.450%, FRN
(r)	5.815%, 11/14/24		3,570	3,573,044
	Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
#(r)	5.818%, 08/11/25		34,000	34,090,822

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.460%, FRN
(r)	5.827%, 02/27/26		3,800	$3,811,538
	Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.520%, FRN
(r)	5.885%, 05/14/27		7,858	7,877,375
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.764%, 05/19/25		22,500	22,523,838
(r)	5.764%, 05/19/25		6,340	6,346,717
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		13,998	13,006,793
	Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
#(r)	5.884%, 05/13/26		26,530	26,531,005
	Charles Schwab Corp., Floating Rate Note, SOFR + 1.050%, FRN
(r)	6.417%, 03/03/27		15,000	15,099,476
	Charles Schwab Corp.
	3.850%, 05/21/25		15,246	15,077,762
	Chubb INA Holdings LLC
	0.300%, 12/15/24	EUR	8,972	9,582,115
	Cigna Group
	3.250%, 04/15/25		12,311	12,129,075
	Citigroup, Inc.
	1.750%, 01/28/25	EUR	4,500	4,824,399
	3.400%, 05/01/26		2,009	1,958,890
	CNH Industrial Capital LLC
	3.950%, 05/23/25		18,240	18,026,348
	CNO Financial Group, Inc.
	5.250%, 05/30/25		6,709	6,686,490
	Columbia Pipeline Group, Inc.
	4.500%, 06/01/25		1,661	1,647,605
	Commerzbank AG
	1.750%, 01/22/25	GBP	1,100	1,390,002
	Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.700%, FRN
(r)	5.153%, 01/14/27	AUD	5,400	3,537,937
	Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.750%, FRN
(r)	5.095%, 08/17/26	AUD	3,000	1,969,199
			Face Amount^	Value†
			(000)
	Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.950%, FRN
(r)	5.295%, 08/17/28	AUD	6,500	$4,282,406
	Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 1.020%, FRN
(r)	5.363%, 08/18/27	AUD	7,500	4,955,088
	Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω	5.997%, 09/12/25		19,900	19,961,941
	Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.117%, 03/13/26		1,800	1,808,136
	Conagra Brands, Inc.
	4.600%, 11/01/25		1,809	1,798,268
	Constellation Energy Generation LLC
	3.250%, 06/01/25		40,500	39,781,023
	Cooperatieve Rabobank UA, 3M Swap + 0.730%, FRN
(r)	5.210%, 01/27/27	AUD	870	569,048
	Cooperatieve Rabobank UA, 3M Swap + 0.870%, FRN
(r)	5.205%, 02/26/27	AUD	21,400	14,044,143
	Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	5.365%, 02/26/29	AUD	2,700	1,774,617
	Cooperatieve Rabobank UA, 3M Swap + 1.150%, FRN
(r)	5.493%, 11/21/28	AUD	9,050	5,984,616
	Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	6.079%, 01/09/26		22,100	22,199,384
(r)	6.077%, 03/05/27		17,750	17,808,004
	Cooperatieve Rabobank UA, Floating Rate Note, 3M Swap + 1.180%, FRN
(r)	5.645%, 01/19/28	AUD	21,400	14,189,489
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.380%, FRN
(r)	5.748%, 01/10/25		1,300	1,301,096

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.900%, FRN
(r)	6.248%, 10/05/26		2,500	$2,517,428
Corebridge Financial, Inc.
	3.500%, 04/04/25		1,295	1,276,424
Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	1,982,228
CPPIB Capital, Inc., Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.617%, 03/11/26		1,517	1,539,864
(r)	6.617%, 03/11/26		4,550	4,618,577
Credit Agricole SA
	1.000%, 09/16/24	EUR	3,000	3,235,289
	1.000%, 09/18/25	EUR	3,000	3,163,633
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	6.238%, 03/11/27		6,257	6,264,927
Credit Agricole SA, Floating Rate Note, SOFR + 1.290%, FRN
(r)Ω	6.638%, 07/05/26		12,000	12,137,160
Crown Castle, Inc.
	3.200%, 09/01/24		7,955	7,934,168
CVS Health Corp.
	3.875%, 07/20/25		12,100	11,926,415
Daimler Truck Finance North America LLC
Ω	1.625%, 12/13/24		6,500	6,409,019
Ω	3.500%, 04/07/25		37,415	36,935,266
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.117%, 12/13/24		7,050	7,063,367
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	3,200	3,406,950
DBS Bank Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r)	5.105%, 02/26/27	AUD	4,000	2,621,303
Deutsche Bank AG
	2.625%, 12/16/24	GBP	2,500	3,174,789
	4.162%, 05/13/25		4,462	4,427,046
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	10,700	11,493,675
Devon Energy Corp.
	5.250%, 09/15/24		6,600	6,594,093
Dexia SA
	0.500%, 01/17/25	EUR	22,400	23,900,580
Diageo Finance PLC
	1.750%, 09/23/24	EUR	2,600	2,805,493
Discover Bank
	3.450%, 07/27/26		1,293	1,247,666
			Face Amount^	Value†
			(000)
	Discover Financial Services
	4.500%, 01/30/26		1,502	$1,484,758
	Discovery Communications LLC
	2.500%, 09/20/24	GBP	2,800	3,582,868
	3.450%, 03/15/25		1,010	995,731
	Dollar General Corp.
	4.250%, 09/20/24		1,740	1,736,006
	Dollar Tree, Inc.
	4.000%, 05/15/25		5,249	5,189,684
	Dominion Energy, Inc.
	3.300%, 03/15/25		2,400	2,367,706
	DTE Energy Co.
	1.050%, 06/01/25		16,973	16,379,068
	DXC Technology Co.
#	1.800%, 09/15/26		2,639	2,459,738
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		19,083	18,903,513
	3.600%, 12/15/24		3,067	3,044,369
	Eastman Chemical Co.
	3.800%, 03/15/25		424	420,117
	Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	750	808,431
	eBay, Inc.
	3.450%, 08/01/24		670	670,000
	Edison International
	3.550%, 11/15/24		1,500	1,488,809
	4.950%, 04/15/25		44,815	44,610,611
	Elevance Health, Inc.
	3.500%, 08/15/24		9,505	9,496,810
	3.350%, 12/01/24		400	397,047
	2.375%, 01/15/25		7,054	6,955,934
	1.500%, 03/15/26		9,100	8,627,383
	Enbridge, Inc.
	2.500%, 01/15/25		7,795	7,681,860
	Enel Finance International NV
	5.625%, 08/14/24	GBP	5,250	6,749,031
	Energy Transfer LP
	4.050%, 03/15/25		13,982	13,862,324
	2.900%, 05/15/25		10,435	10,229,453
	Enterprise Products Operating LLC
	3.750%, 02/15/25		1,305	1,294,574
	Equifax, Inc.
	2.600%, 12/01/24		9,900	9,801,991
	Equinix, Inc.
	2.625%, 11/18/24		15,500	15,361,057
	ERAC USA Finance LLC
#Ω	3.850%, 11/15/24		20,900	20,801,775
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r)	5.539%, 04/14/26		2,078	2,076,525

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.665%, 02/16/29		26,430	$26,393,404
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.330%, FRN
(r)	5.695%, 02/20/28		23,180	23,209,439
	Evergy, Inc.
	2.450%, 09/15/24		36,291	36,139,320
	Exelon Corp.
	3.950%, 06/15/25		3,022	2,984,929
	Expedia Group, Inc.
	5.000%, 02/15/26		22,491	22,488,177
	Experian Finance PLC
	2.125%, 09/27/24	GBP	2,000	2,558,296
	Export Development Canada, Floating Rate Note, SOFR + 0.330%, FRN
(r)	0.000%, 08/01/28		14,380	14,392,188
	Flex Ltd.
	4.750%, 06/15/25		15,825	15,720,327
	3.750%, 02/01/26		31,223	30,565,144
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		2,400	2,373,825
	Fox Corp.
	3.050%, 04/07/25		10,200	10,039,459
	GAS Networks Ireland
	0.125%, 12/04/24	EUR	1,700	1,816,325
	General Dynamics Corp.
#	3.500%, 05/15/25		20,800	20,542,851
	General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r)	5.969%, 05/05/26		12,605	12,656,416
	General Mills, Inc.
	4.000%, 04/17/25		4,100	4,062,060
	General Motors Financial Co., Inc.
	1.200%, 10/15/24		1,900	1,882,561
	2.750%, 06/20/25		22,533	22,011,066
	General Motors Financial Co., Inc., Floating Rate Note, SOFR + 1.350%, FRN
(r)	6.713%, 05/08/27		14,200	14,331,165
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25		4,028	3,983,952
	Gilead Sciences, Inc.
	3.500%, 02/01/25		6,476	6,417,186
			Face Amount^	Value†
			(000)
Glencore Funding LLC
Ω	1.625%, 09/01/25		2,244	$2,159,244
#Ω	1.625%, 04/27/26		9,399	8,881,681
Glencore Funding LLC, Floating Rate Note, SOFR + 1.060%, FRN
(r)Ω	6.428%, 04/04/27		8,404	8,420,427
Global Payments, Inc.
	1.500%, 11/15/24		6,236	6,160,157
	2.650%, 02/15/25		10,900	10,733,147
Goldman Sachs Group, Inc.
	0.125%, 08/19/24	EUR	6,600	7,130,835
	3.750%, 05/22/25		17,519	17,306,686
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	4,000	4,267,156
Harley-Davidson Financial Services, Inc.
	3.050%, 02/14/27		3,000	2,849,515
Healthcare Realty Holdings LP
	3.875%, 05/01/25		4,000	3,938,861
Hewlett Packard Enterprise Co.
	5.900%, 10/01/24		15,133	15,134,875
Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	1,203	1,282,712
Host Hotels & Resorts LP
#	4.000%, 06/15/25		1,100	1,085,578
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	6,800	7,288,253
HP, Inc.
	2.200%, 06/17/25		10,859	10,564,702
HSBC Holdings PLC
	0.875%, 09/06/24	EUR	9,000	9,712,509
Humana, Inc.
	3.850%, 10/01/24		17,970	17,914,792
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	5,400	5,745,728
Illumina, Inc.
	5.800%, 12/12/25		3,400	3,423,424
Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r)	5.537%, 09/16/26		33,290	33,257,043
Inter-American Development Bank, Floating Rate Note, SOFR + 0.270%, FRN
(r)	5.638%, 03/20/28		11,000	10,980,002

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r)	5.649%, 04/12/27	1,062	$1,062,212
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	5.719%, 10/04/27	60,800	60,834,599
(r)	5.720%, 10/05/28	40,300	40,318,228
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.370%, FRN
(r)	0.000%, 08/01/29	17,000	17,007,976
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.270%, FRN
(r)	5.624%, 06/15/27	10,000	9,992,082
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.280%, FRN
(r)	5.645%, 02/23/27	29,500	29,532,745
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.370%, FRN
(r)	5.739%, 01/12/27	16,000	16,046,079
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.430%, FRN
(r)	5.794%, 08/19/27	61,638	61,986,255
	International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r)	5.647%, 03/16/26	3,810	3,813,543
	Interstate Power & Light Co.
	3.250%, 12/01/24	690	684,689
	Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	2,500	2,490,023
	J M Smucker Co.
	3.500%, 03/15/25	3,001	2,964,135
	Japan Bank for International Cooperation
	1.750%, 10/17/24	1,000	992,115
			Face Amount^	Value†
			(000)
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.440%, FRN
(r)	5.807%, 03/06/26		4,600	$4,610,705
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.570%, FRN
(r)	5.938%, 03/03/26		2,100	2,107,086
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.140%, 06/08/26		33,997	34,259,909
	John Deere Financial, Inc.
	2.310%, 06/20/25	CAD	5,000	3,556,549
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	1,000	1,068,479
	JPMorgan Chase & Co.
	3.900%, 07/15/25		4,700	4,645,566
	JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.987%, 04/29/26		2,100	2,108,965
	JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.367%, 12/08/26		7,700	7,791,730
	Juniper Networks, Inc.
	1.200%, 12/10/25		19,528	18,485,410
	Keurig Dr Pepper, Inc., Floating Rate Note, SOFR + 0.880%, FRN
(r)	6.247%, 03/15/27		15,000	15,097,920
	Keysight Technologies, Inc.
	4.550%, 10/30/24		11,300	11,272,055
	Kimco Realty OP LLC
	3.300%, 02/01/25		450	444,298
	Kinder Morgan Energy Partners LP
	4.250%, 09/01/24		6,700	6,686,671
	Kinder Morgan, Inc.
	4.300%, 06/01/25		7,199	7,129,590
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	2,420	3,064,957
	4.250%, 07/16/25	AUD	190	123,919
	Kommunalbanken AS, Floating Rate Note, SOFR + 0.400%, FRN
#(r)Ω	5.768%, 03/03/28		34,000	33,984,374
	Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.347%, 06/17/26		41,500	41,985,143
(r)	6.348%, 06/17/26		5,200	5,264,376

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.345%, 07/15/26		8,900	$9,005,732
Laboratory Corp. of America Holdings
	3.250%, 09/01/24		5,500	5,486,829
	2.300%, 12/01/24		545	539,062
	3.600%, 02/01/25		4,900	4,847,765
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.349%, 04/01/25		19,400	19,496,301
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	14,995,439
	2.125%, 05/06/25	EUR	4,500	4,815,871
Leggett & Platt, Inc.
	3.800%, 11/15/24		400	397,600
Lennar Corp.
	4.750%, 05/30/25		18,642	18,540,996
Lloyds Bank PLC
	1.250%, 01/13/25	EUR	1,200	1,284,962
Lloyds Banking Group PLC
	2.250%, 10/16/24	GBP	11,171	14,260,012
	4.450%, 05/08/25		3,600	3,576,570
London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	1,020	1,099,562
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	3,620	3,821,184
Macquarie Bank Ltd.
#Ω	3.231%, 03/21/25		52,000	51,346,989
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.837%, 12/09/25	AUD	500	326,696
Macquarie Bank Ltd., Floating Rate Note, SOFR + 0.920%, FRN
(r)Ω	6.290%, 07/02/27		5,000	5,020,060
Macquarie Bank Ltd., Floating Rate Note, SOFR + 1.200%, FRN
(r)Ω	6.567%, 12/07/26		1,020	1,031,345
Macquarie Bank Ltd., Floating Rate Note, SOFR + 1.310%, FRN
(r)Ω	6.679%, 03/21/25		600	603,808
Marathon Petroleum Corp.
	3.625%, 09/15/24		7,147	7,126,971
	4.700%, 05/01/25		12,089	12,021,656
McDonald's Corp.
	3.125%, 03/04/25	CAD	2,600	1,867,729
			Face Amount^	Value†
			(000)
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.570%, FRN
(r)Ω	5.937%, 08/01/25		20,450	$20,484,150
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.670%, FRN
(r)Ω	6.039%, 01/09/26		5,700	5,717,690
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω	6.299%, 03/30/25		10,100	10,147,472
MetLife, Inc.
	3.000%, 03/01/25		16,858	16,635,539
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		31,400	30,841,669
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	3,835	4,135,669
Mondelez International, Inc.
	3.250%, 03/07/25	CAD	4,200	3,018,500
Morgan Stanley
	4.000%, 07/23/25		1,900	1,878,726
Morgan Stanley, Floating Rate Note, SOFR + 0.509%, FRN
(r)	5.876%, 01/22/25		770	770,296
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r)	6.531%, 10/30/26		1,440	1,456,315
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	4,300	4,576,600
MPLX LP
	4.875%, 12/01/24		6,290	6,272,648
	4.000%, 02/15/25		4,781	4,737,888
	1.750%, 03/01/26		8,782	8,346,974
National Australia Bank Ltd., 3M Swap + 0.410%, FRN
(r)	4.750%, 08/24/26	AUD	12,980	8,462,810
National Australia Bank Ltd., 3M Swap + 0.720%, FRN
(r)	5.055%, 02/25/27	AUD	800	524,388
National Australia Bank Ltd., 3M Swap + 0.850%, FRN
(r)	5.204%, 11/16/26	AUD	38,400	25,251,874

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
National Australia Bank Ltd., 3M Swap + 1.000%, FRN
(r)	5.370%, 05/12/28	AUD	15,340	$10,117,715
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.470%, FRN
(r)	4.805%, 02/25/25	AUD	10,000	6,544,920
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	5.150%, 05/12/26	AUD	19,921	13,084,571
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.200%, FRN
(r)	5.535%, 11/25/27	AUD	9,200	6,107,976
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.650%, FRN
(r)Ω	6.017%, 12/10/25		14,390	14,449,570
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.124%, 05/13/25		2,220	2,225,650
National Fuel Gas Co.
	5.200%, 07/15/25		8,300	8,281,445
National Rural Utilities Cooperative Finance Corp.
	1.000%, 10/18/24		1,600	1,583,421
	3.450%, 06/15/25		686	676,132
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.330%, FRN
(r)	5.698%, 10/18/24		6,050	6,052,020
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.063%, 05/07/25		1,392	1,397,910
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.800%, FRN
(r)	6.162%, 02/05/27		16,700	16,765,228
Nationwide Building Society
#Ω	3.900%, 07/21/25		31,371	31,009,758
			Face Amount^	Value†
			(000)
	1.500%, 10/13/26		782	$728,244
NatWest Markets PLC
Ω	0.800%, 08/12/24		950	948,612
Ω	3.479%, 03/22/25		50,000	49,413,032
Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	2,366,886
NextEra Energy Capital Holdings, Inc.
	4.255%, 09/01/24		9,646	9,629,371
	5.749%, 09/01/25		7,700	7,753,295
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
#(r)	6.127%, 01/29/26		19,274	19,353,169
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	11,077,706
	1.851%, 07/16/25		20,555	19,875,332
	1.653%, 07/14/26		13,898	13,000,052
Nordea Bank Abp
Ω	3.600%, 06/06/25		870	858,397
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.108%, 03/19/27		13,438	13,487,870
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 05/12/26		11,000	11,102,300
Norfina Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.851%, 09/15/26	AUD	7,000	4,563,444
Norfina Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	5.271%, 01/25/27	AUD	13,670	8,957,849
Northrop Grumman Corp.
	2.930%, 01/15/25		3,200	3,163,580
NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,463,120
NTT Finance Corp.
	0.010%, 03/03/25	EUR	10,150	10,757,187
Nucor Corp.
	2.000%, 06/01/25		1,933	1,881,717
Nutrien Ltd.
	3.000%, 04/01/25		3,990	3,929,682
Nuveen Finance LLC
Ω	4.125%, 11/01/24		28,490	28,376,765
Old Republic International Corp.
	4.875%, 10/01/24		1,600	1,596,050
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		6,273	6,240,541

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	ONEOK, Inc.
	2.750%, 09/01/24		11,741	$11,702,752
	2.200%, 09/15/25		3,160	3,064,127
	Oracle Corp.
	2.500%, 04/01/25		10,280	10,084,542
	2.950%, 05/15/25		607	596,109
	Ovintiv, Inc.
	5.650%, 05/15/25		4,200	4,203,058
	5.375%, 01/01/26		687	687,783
	Parker-Hannifin Corp.
	3.300%, 11/21/24		8,130	8,071,388
	Penske Truck Leasing Co. LP/PTL Finance Corp.
#Ω	4.000%, 07/15/25		795	784,300
Ω	4.450%, 01/29/26		3,072	3,042,261
Ω	1.700%, 06/15/26		31,500	29,549,390
	PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.764%, 02/13/26		3,453	3,462,514
	Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	2,508	2,691,423
	5.125%, 11/15/24		1,209	1,207,499
	2.750%, 03/19/25	EUR	796	856,254
	3.375%, 08/11/25		9,400	9,240,011
	Phillips 66
	3.850%, 04/09/25		5,000	4,948,310
	Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		29,826	29,664,445
	PNC Financial Services Group, Inc.
	2.200%, 11/01/24		1,916	1,899,190
	Principal Financial Group, Inc.
	3.400%, 05/15/25		11,100	10,942,671
	Province of Ontario
	2.300%, 09/08/24	CAD	25,800	18,641,254
	Province of Quebec
	3.750%, 09/01/24	CAD	15,000	10,853,583
	Public Storage Operating Co., Floating Rate Note, SOFR + 0.600%, FRN
(r)	5.948%, 07/25/25		3,700	3,712,355
	Public Storage Operating Co., Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.049%, 04/16/27		13,400	13,441,272
	PVH Corp.
#	4.625%, 07/10/25		18,466	18,282,783
	Realty Income Corp.
	1.875%, 01/14/27	GBP	2,000	2,377,888
			Face Amount^	Value†
			(000)
Republic of Italy Government International Bonds
	2.375%, 10/17/24		23,379	$23,215,277
Republic Services, Inc.
	2.500%, 08/15/24		2,600	2,596,798
Reynolds American, Inc.
	4.450%, 06/12/25		7,736	7,674,935
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.104%, 11/13/26		10,410	10,495,153
Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	6,600	4,730,211
Ross Stores, Inc.
	4.600%, 04/15/25		13,200	13,137,630
Royal Bank of Canada
	2.609%, 11/01/24	CAD	7,000	5,044,827
	1.150%, 06/10/25		1,000	967,479
	0.875%, 01/20/26		16,224	15,332,835
Royal Bank of Canada, SOFR + 0.440%, FRN
#(r)	5.807%, 01/21/25		805	805,507
Royal Bank of Canada, Floating Rate Note, SOFR + 0.570%, FRN
(r)	5.936%, 04/27/26		8,500	8,496,374
Royal Bank of Canada, Floating Rate Note, SOFR + 0.840%, FRN
(r)	6.208%, 04/14/25		8,000	8,030,519
Royal Bank of Canada, Floating Rate Note, SOFR + 0.950%, FRN
(r)	6.317%, 01/19/27		3,700	3,727,615
Royalty Pharma PLC
	1.200%, 09/02/25		10,303	9,862,324
Ryder System, Inc.
	2.500%, 09/01/24		22,467	22,392,741
	4.625%, 06/01/25		5,636	5,594,872
	4.300%, 06/15/27		283	279,720
Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	4,473	4,804,045
Sempra
	3.300%, 04/01/25		14,091	13,887,848
Shell International Finance BV
	1.875%, 09/15/25	EUR	4,500	4,794,628
Siemens Financieringsmaatschappij NV
Δ	0.000%, 09/05/24	EUR	1,180	1,272,547
Simon Property Group LP
	2.000%, 09/13/24		21,376	21,282,496
	3.375%, 10/01/24		1,900	1,892,810
	3.500%, 09/01/25		11,400	11,228,357

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Skandinaviska Enskilda Banken AB, Floating Rate Note, SOFR + 0.890%, FRN
(r)Ω	6.244%, 03/05/27		10,000	$10,070,157
Societe Generale SA
#Ω	2.625%, 10/16/24		2,000	1,985,933
	1.125%, 01/23/25	EUR	100	106,865
#Ω	1.375%, 07/08/25		6,600	6,376,912
Ω	4.000%, 01/12/27		4,000	3,887,611
Southwest Airlines Co.
#	5.250%, 05/04/25		4,066	4,052,587
Southwestern Electric Power Co.
	1.650%, 03/15/26		21,360	20,288,608
Spectra Energy Partners LP
	3.500%, 03/15/25		5,800	5,736,087
State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r)	6.207%, 08/03/26		18,500	18,591,226
Statnett SF
	0.875%, 03/08/25	EUR	3,500	3,725,694
Steel Dynamics, Inc.
	2.800%, 12/15/24		5,189	5,129,496
Stockland Trust
	1.625%, 04/27/26	EUR	1,250	1,295,833
Stryker Corp.
	1.150%, 06/15/25		765	738,275
Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	680	713,611
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, SOFR + 1.300%, FRN
(r)	6.645%, 07/13/26		890	903,444
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		11,800	11,601,740
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.120%, FRN
(r)Ω	6.486%, 03/09/26		10,000	10,095,743
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.150%, FRN
(r)Ω	6.518%, 09/14/26		6,000	6,072,331
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 08/03/26		28,980	29,387,820
			Face Amount^	Value†
			(000)
	Svenska Handelsbanken AB, Floating Rate Note, SOFR + 0.910%, FRN
(r)Ω	6.277%, 06/10/25		7,750	$7,790,624
	Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)	1.300%, 06/15/26		13,000	13,179,309
(r)Ω	6.617%, 06/15/26		22,350	22,658,274
	Sysco Canada, Inc.
	3.650%, 04/25/25	CAD	6,600	4,748,185
	TC PipeLines LP
	4.375%, 03/13/25		22,700	22,514,569
	Telenor ASA
	2.625%, 12/06/24	EUR	1,000	1,078,031
	Telstra Corp. Ltd.
	3.125%, 04/07/25		577	568,542
	Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	2,200	2,372,819
	Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	3,600	2,561,654
	Toronto-Dominion Bank
	1.200%, 06/03/26		31,440	29,489,706
	Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.590%, FRN
(r)	5.942%, 09/10/26		3,995	3,995,824
	Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.730%, FRN
(r)	6.098%, 04/05/27		9,000	9,016,029
	Toronto-Dominion Bank, Floating Rate Note, SOFR + 1.080%, FRN
(r)	6.448%, 07/17/26		7,205	7,276,588
	Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	3,870	4,171,026
	0.064%, 01/13/25	EUR	4,000	4,258,870
	Toyota Motor Credit Corp.
	0.625%, 09/13/24		13,300	13,218,106
	Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.560%, FRN
(r)	5.928%, 01/10/25		4,600	4,607,505
	Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.650%, FRN
(r)	6.018%, 03/19/27		9,400	9,437,130
	Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.890%, FRN
(r)	6.248%, 05/18/26		14,372	14,488,195
	TransCanada PipeLines Ltd.
	1.000%, 10/12/24		5,697	5,641,037

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	5,500	$5,955,148
Truist Bank
	2.150%, 12/06/24		4,400	4,350,970
	1.500%, 03/10/25		460	449,060
Truist Financial Corp.
	2.500%, 08/01/24		12,339	12,339,000
	2.850%, 10/26/24		4,000	3,970,381
TTX Co.
Ω	3.600%, 01/15/25		1,820	1,803,559
TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	43,000	31,041,350
UBS AG
	0.010%, 03/31/26	EUR	5,320	5,458,867
UBS Group AG
Ω	4.125%, 09/24/25		17,000	16,778,507
#	4.125%, 09/24/25		21,000	20,726,391
	4.125%, 04/15/26		4,000	3,935,069
#Ω	4.125%, 04/15/26		2,700	2,656,172
United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.720%, FRN
(r)	5.060%, 02/24/27	AUD	500	327,585
(r)	5.162%, 04/16/27	AUD	2,000	1,309,436
UnitedHealth Group, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	5.844%, 07/15/26		5,172	5,181,589
Utah Acquisition Sub, Inc.
	2.250%, 11/22/24	EUR	11,076	11,922,786
	3.950%, 06/15/26		6,500	6,374,277
Ventas Realty LP
	2.650%, 01/15/25		5,000	4,934,761
	3.500%, 02/01/25		5,900	5,831,066
VeriSign, Inc.
	5.250%, 04/01/25		750	749,391
Verizon Communications, Inc.
	3.376%, 02/15/25		3,000	2,973,593
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.141%, 03/20/26		10,629	10,744,978
VF Corp.
	2.400%, 04/23/25		2,136	2,086,768
Viatris, Inc.
	1.650%, 06/22/25		1,120	1,083,238
Volkswagen Financial Services Overseas AG
Δ	0.000%, 02/12/25	EUR	9,900	10,506,514
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	995,623
			Face Amount^	Value†
			(000)
	Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω	6.297%, 09/12/25		2,000	$2,010,902
	Volvo Treasury AB
	0.125%, 09/17/24	EUR	500	538,686
	VW Credit Canada, Inc.
	2.850%, 09/26/24	CAD	7,400	5,343,769
	Wells Fargo & Co.
	3.000%, 02/19/25		9,300	9,185,529
	1.625%, 06/02/25	EUR	1,000	1,064,717
	Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r)	6.423%, 08/07/26		1,310	1,324,580
	Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.070%, FRN
(r)	6.438%, 12/11/26		560	566,714
	Welltower OP LLC
	4.000%, 06/01/25		7,100	7,016,545
	Wendel SE
	1.375%, 04/26/26	EUR	2,000	2,093,987
	Western Union Co.
	1.350%, 03/15/26		55,086	51,883,903
	Westpac Banking Corp.
	4.125%, 06/04/26	AUD	1,500	972,480
	Westpac Banking Corp., 3M Swap + 0.700%, FRN
(r)	5.191%, 01/25/27	AUD	27,500	18,012,201
	Westpac Banking Corp., 3M Swap + 0.750%, FRN
(r)	5.132%, 08/10/26	AUD	39,700	26,051,339
	Westpac Banking Corp., 3M Swap + 0.980%, FRN
(r)	5.334%, 02/16/28	AUD	39,300	25,907,752
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r)	5.061%, 03/17/25	AUD	25,200	16,514,429
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.750%, FRN
(r)	5.104%, 02/16/26	AUD	9,000	5,908,806
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.800%, FRN
(r)	5.170%, 08/11/25	AUD	8,000	5,252,895
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.820%, FRN
(r)	5.191%, 12/15/26	AUD	10,000	6,569,638

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.930%, FRN
(r) 5.307%, 09/19/28	AUD	7,300	$4,800,098
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.050%, FRN
(r) 5.393%, 05/20/27	AUD	800	528,607
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.230%, FRN
(r) 5.600%, 11/11/27	AUD	15,200	10,096,255
Williams Cos., Inc.
3.900%, 01/15/25		13,574	13,469,189
WP Carey, Inc.
4.000%, 02/01/25		6,000	5,949,370
WRKCo, Inc.
3.000%, 09/15/24		22,685	22,597,296
3.750%, 03/15/25		400	395,650
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25		157	154,967
TOTAL BONDS			4,309,577,678
U.S. TREASURY OBLIGATIONS — (8.5%)
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.383%, 10/31/25		222,000	222,118,601
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.458%, 01/31/26		201,500	201,816,347
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.382%, 04/30/25		55,000	55,024,686
TOTAL U.S. TREASURY OBLIGATIONS			478,959,634

COMMERCIAL PAPER — (12.8%)
American Honda Finance Corp.
	5.521%, 08/07/24	5,000	4,994,740
Avangrid, Inc.
Ω	5.762%, 08/15/24	15,000	14,965,080
Ω	5.696%, 08/22/24	6,700	6,677,133
Ω	5.618%, 09/19/24	6,500	6,449,671
Ω	5.649%, 10/07/24	3,281	3,246,487
BASF SE
Ω	5.589%, 09/30/24	24,500	24,276,254
Ω	5.665%, 09/30/24	15,500	15,358,446
		Face Amount^	Value†
		(000)
Caisse d'Amortissement de la Dette Sociale
Ω	5.515%, 09/03/24	38,500	$38,307,286
Canadian National Railway Co.
Ω	5.607%, 08/27/24	20,500	20,417,077
Ω	5.609%, 09/16/24	11,500	11,418,625
Cisco Systems, Inc.
Ω	5.490%, 10/03/24	20,000	19,811,342
Consolidated Edison Co. of New York, Inc.
Ω	5.630%, 08/26/24	40,000	39,841,779
Ω	5.571%, 09/03/24	3,000	2,984,473
Constellation Brands, Inc.
Ω	5.732%, 08/12/24	12,300	12,276,445
Ω	5.798%, 08/12/24	5,000	4,990,425
Ω	5.757%, 08/13/24	5,000	4,989,622
Crown Castle, Inc.
Ω	5.915%, 08/01/24	10,000	9,998,418
Ω	5.955%, 08/01/24	5,500	5,499,130
Duke Energy Corp.
Ω	5.628%, 08/06/24	7,000	6,993,667
EIDP, Inc.
Ω	5.632%, 08/13/24	7,000	6,986,234
Ω	5.622%, 09/03/24	5,020	4,993,959
Ω	5.661%, 11/08/24	5,000	4,924,815
Ω	5.702%, 12/02/24	10,475	10,284,110
Ω	5.695%, 12/10/24	11,500	11,277,697
Enel Finance America LLC
Ω	5.651%, 10/09/24	10,000	9,893,639
Ω	5.796%, 11/18/24	7,000	6,883,573
ERP Operating LP
Ω	5.564%, 08/02/24	10,000	9,996,987
Experian Finance PLC
Ω	5.571%, 08/28/24	7,100	7,070,014
Export Development Canada
	5.504%, 09/03/24	30,000	29,852,346
	5.520%, 09/12/24	22,000	21,862,979
FMC Corp.
Ω	6.219%, 08/19/24	2,000	1,993,572
General Motors Financial Co., Inc.
Ω	5.684%, 10/17/24	5,000	4,939,593
Glencore Funding LLC
Ω	5.719%, 08/06/24	2,000	1,998,154
HSBC USA, Inc.
Ω	5.570%, 11/04/24	10,000	9,855,595
Intel Corp.
Ω	5.503%, 08/07/24	14,848	14,832,323
Intercontinental Exchange, Inc.
Ω	5.511%, 08/07/24	5,000	4,994,545
Intesa Sanpaolo Funding LLC
	5.821%, 09/16/24	19,000	18,857,864
LSEGA Financing PLC
Ω	5.603%, 08/14/24	34,000	33,928,203

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Ω	5.585%, 09/13/24	10,000	$9,933,633
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.526%, 08/14/24	25,000	24,948,375
Ω	5.546%, 09/20/24	28,000	27,789,092
Magna International, Inc.
Ω	5.630%, 08/08/24	16,250	16,230,382
Ω	5.642%, 09/05/24	10,000	9,945,140
Ω	5.623%, 09/19/24	15,000	14,885,903
Ω	5.625%, 09/24/24	8,000	7,933,104
National Securities Clearing Corp.
Ω	5.489%, 08/28/24	23,000	22,904,831
Ω	5.489%, 09/16/24	14,000	13,902,762
NextEra Energy Capital Holdings, Inc.
Ω	5.653%, 08/21/24	10,000	9,968,074
Ω	5.651%, 08/23/24	2,000	1,992,999
Ω	5.684%, 08/23/24	5,000	4,982,498
NRW Bank
Ω	5.479%, 09/03/24	15,000	14,925,502
PSP Capital, Inc.
Ω	5.474%, 10/02/24	5,000	4,953,774
Sanofi SA
Ω	5.486%, 09/06/24	10,000	9,945,401
TELUS Corp.
Ω	5.671%, 10/29/24	5,880	5,799,297
Toronto-Dominion Bank
Ω	5.522%, 09/20/24	15,000	14,886,988
TransCanada PipeLines Ltd.
Ω	5.635%, 09/09/24	3,000	2,981,667
Walt Disney Co.
Ω	5.678%, 11/06/24	14,500	14,287,008
		Face Amount^	Value†
		(000)
Ω	5.639%, 12/13/24	5,500	$5,390,791
Whirlpool Corp.
Ω	6.012%, 08/16/24	18,000	17,952,876
TOTAL COMMERCIAL PAPER (Cost $725,532,845)			725,462,399

FOREIGN SOVEREIGN OBLIGATIONS — (1.2%)
Canada Treasury Bills
∞ 4.641%, 08/29/24	CAD	22,000	15,878,116
Monetary Authority of Singapore Bills
∞ 3.875%, 08/12/24		40,500	30,263,947
∞ 3.791%, 08/30/24		27,000	20,138,675
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			66,280,738
TOTAL INVESTMENT SECURITIES (Cost $5,604,033,823)			5,580,280,449

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	5,637,217	65,205,694
TOTAL INVESTMENTS — (100.0%)
(Cost $5,669,241,217)^^			$5,645,486,143
As of July 31, 2024, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	7,002,569	USD	8,995,220	Societe Generale	08/01/24	$6,935
GBP	3,212,475	USD	4,085,784	Barclays Capital	08/08/24	44,248
GBP	1,666,824	USD	2,109,176	Citibank, N.A.	08/08/24	33,731
EUR	833,501	USD	895,924	UBS AG	08/08/24	6,379
USD	18,062,544	EUR	16,652,322	State Street Bank and Trust	08/09/24	34,808
USD	36,053,907	EUR	33,255,233	Bank of America Corp.	08/12/24	46,881
USD	92,788,564	AUD	137,327,761	Citibank, N.A.	08/12/24	2,959,833
USD	24,882,517	EUR	22,977,679	Royal Bank of Canada	08/12/24	3,489
USD	34,997,321	EUR	32,025,191	Bank of New York Mellon	08/16/24	315,637
USD	29,246,640	EUR	26,826,326	State Street Bank and Trust	08/23/24	185,560
USD	98,347,738	AUD	148,843,936	Australia and New Zealand Bank	08/26/24	949,718
USD	27,573,441	EUR	25,390,704	UBS AG	08/27/24	62,432
CAD	21,904,639	USD	15,851,243	State Street Bank and Trust	09/11/24	32,770
USD	50,450,677	CAD	68,687,336	UBS AG	09/11/24	642,483

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
SGD	40,719,848	USD	30,454,902	Citibank, N.A.	09/13/24	$71,497
USD	33,575,066	CAD	45,742,152	Citibank, N.A.	09/16/24	400,330
USD	44,646,601	CAD	60,934,926	State Street Bank and Trust	09/18/24	450,507
CAD	8,837,677	USD	6,389,928	State Street Bank and Trust	09/18/24	20,038
USD	48,062,807	CAD	66,024,291	State Street Bank and Trust	09/24/24	166,562
CAD	66,024,291	USD	47,797,433	State Street Bank and Trust	09/24/24	98,812
Total Appreciation						$6,532,650
USD	8,764,992	GBP	7,002,569	Morgan Stanley and Co. International	08/01/24	$(237,162)
USD	40,506,422	EUR	37,602,892	Royal Bank of Canada	08/08/24	(200,456)
USD	34,161,114	GBP	27,368,937	Royal Bank of Canada	08/08/24	(1,025,025)
EUR	35,603,143	USD	38,802,751	State Street Bank and Trust	08/12/24	(253,530)
USD	95,407,949	AUD	146,112,802	Bank of America Corp.	08/27/24	(205,466)
EUR	660,963	USD	718,512	Citibank, N.A.	08/29/24	(2,287)
USD	39,760,967	EUR	37,040,539	State Street Bank and Trust	08/29/24	(376,475)
USD	9,120,561	GBP	7,098,304	Societe Generale	08/30/24	(7,153)
USD	37,164,128	EUR	34,476,838	State Street Bank and Trust	09/03/24	(204,003)
CAD	6,790,646	USD	4,967,281	Royal Bank of Canada	09/11/24	(43,087)
USD	20,127,056	SGD	26,997,165	Citibank, N.A.	09/13/24	(111,876)
USD	30,121,709	SGD	40,600,000	Societe Generale	09/13/24	(314,844)
USD	30,058,221	SGD	40,487,008	State Street Bank and Trust	09/13/24	(293,625)
USD	41,355,759	CAD	57,117,473	Royal Bank of Canada	09/26/24	(81,728)
Total (Depreciation)						$(3,356,717)
Total Appreciation (Depreciation)						$3,175,933
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$4,309,577,678	—	$4,309,577,678
U.S. Treasury Obligations	—	478,959,634	—	478,959,634
Commercial Paper	—	725,462,399	—	725,462,399
Foreign Sovereign Obligations	—	66,280,738	—	66,280,738
Securities Lending Collateral	—	65,205,694	—	65,205,694
Total Investments in Securities	—	$5,645,486,143	—	$5,645,486,143
Financial Instruments
Assets
Forward Currency Contracts**	—	6,532,650	—	6,532,650
Liabilities
Forward Currency Contracts**	—	(3,356,717)	—	(3,356,717)
Total Financial Instruments	—	$3,175,933	—	$3,175,933
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal National Mortgage Association
	0.375%, 08/25/25		5,750	$5,493,930
BONDS — (94.5%)
3M Co.
	2.375%, 08/26/29		6,900	6,181,840
7-Eleven, Inc.
Ω	1.800%, 02/10/31		5,000	4,105,533
Ω	2.500%, 02/10/41		5,454	3,659,722
Abbott Laboratories
	4.750%, 04/15/43		5,000	4,838,336
AbbVie, Inc.
	4.050%, 11/21/39		3,000	2,679,839
	4.400%, 11/06/42		7,200	6,495,703
	5.350%, 03/15/44		400	406,548
AEP Texas, Inc.
	5.700%, 05/15/34		400	408,113
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,453,013
	3.850%, 10/29/41		2,800	2,257,524
Aetna, Inc.
	6.750%, 12/15/37		1,000	1,102,329
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		5,200	4,749,078
Aflac, Inc.
	6.450%, 08/15/40		2,300	2,529,111
African Development Bank
	3.300%, 07/27/27	AUD	7,300	4,644,414
	3.350%, 08/08/28	AUD	4,300	2,710,846
AGCO Corp.
	5.800%, 03/21/34		4,660	4,746,571
Aker BP ASA
Ω	4.000%, 01/15/31		1,000	924,927
Ω	6.000%, 06/13/33		9,000	9,294,294
Alabama Power Co.
	3.850%, 12/01/42		650	535,140
Albemarle Corp.
#	5.050%, 06/01/32		2,000	1,926,383
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		650	503,368
Allegion PLC
	3.500%, 10/01/29		3,800	3,567,235
Allstate Corp.
	5.350%, 06/01/33		1,900	1,948,994
	4.500%, 06/15/43		4,470	3,940,633
Ally Financial, Inc.
	8.000%, 11/01/31		3,849	4,331,224
			Face Amount^	Value†
			(000)

	Altria Group, Inc.
	3.400%, 05/06/30		2,100	$1,943,134
	2.450%, 02/04/32		6,600	5,479,360
	4.500%, 05/02/43		900	761,017
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		375	329,080
	Amdocs Ltd.
	2.538%, 06/15/30		1,600	1,409,798
	American Electric Power Co., Inc.
	5.625%, 03/01/33		400	410,279
	American Express Co.
	8.150%, 03/19/38		2,000	2,549,124
	4.050%, 12/03/42		6,000	5,203,349
	American Tower Corp.
	4.125%, 05/16/27	EUR	2,000	2,204,963
	5.650%, 03/15/33		400	412,498
	5.550%, 07/15/33		400	410,000
	Amgen, Inc.
	2.300%, 02/25/31		3,413	2,932,183
	4.950%, 10/01/41		1,200	1,128,325
	Amphenol Corp.
	2.800%, 02/15/30		5,600	5,095,423
	Analog Devices, Inc.
	2.800%, 10/01/41		1,500	1,095,250
	Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39		4,695	4,882,511
	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		1,000	963,654
	Aon Corp.
	3.750%, 05/02/29		9,775	9,360,631
	Apache Corp.
	5.100%, 09/01/40		5,000	4,376,444
	Appalachian Power Co.
	5.650%, 04/01/34		400	408,520
	7.000%, 04/01/38		5,200	5,895,477
	Apple, Inc.
	3.350%, 02/09/27		6,000	5,854,971
	2.200%, 09/11/29		5,000	4,528,139
	2.375%, 02/08/41		7,000	5,010,085
	3.850%, 05/04/43		5,500	4,764,417
	ArcelorMittal SA
	4.250%, 07/16/29		2,447	2,374,573
#	6.800%, 11/29/32		5,000	5,409,184
	Arizona Public Service Co.
	2.200%, 12/15/31		7,500	6,191,857
	Arrow Electronics, Inc.
	3.875%, 01/12/28		5,330	5,112,531
	5.875%, 04/10/34		5,000	5,053,233
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		2,000	1,661,399

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Ω	5.500%, 08/11/32		4,600	$4,597,337
Ω	5.950%, 10/15/33		2,500	2,567,702
	Asian Development Bank
	3.400%, 09/10/27	AUD	4,800	3,069,535
	4.250%, 01/17/28	AUD	5,000	3,275,455
	Asian Infrastructure Investment Bank
	1.900%, 01/18/27	AUD	2,000	1,232,486
	Assurant, Inc.
	2.650%, 01/15/32		6,000	5,027,542
	AT&T, Inc.
	4.500%, 05/15/35		2,000	1,885,611
	4.900%, 08/15/37		2,000	1,916,448
	4.850%, 03/01/39		1,400	1,321,989
	Athene Holding Ltd.
	5.875%, 01/15/34		5,400	5,506,489
	Australia & New Zealand Banking Group Ltd.
	5.350%, 11/04/27	AUD	24,800	16,603,510
	4.500%, 03/31/28	AUD	9,200	5,999,334
	4.950%, 09/11/28	AUD	6,425	4,254,110
	4.950%, 02/05/29	AUD	3,200	2,118,850
	AutoNation, Inc.
	1.950%, 08/01/28		3,000	2,656,963
	2.400%, 08/01/31		3,000	2,477,623
	AutoZone, Inc.
	5.200%, 08/01/33		400	402,609
	AvalonBay Communities, Inc.
	2.450%, 01/15/31		3,000	2,611,409
	Avnet, Inc.
	3.000%, 05/15/31		8,245	7,066,096
	5.500%, 06/01/32		400	395,493
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		4,280	4,148,391
	Baker Hughes Holdings LLC
	5.125%, 09/15/40		6,000	5,851,729
	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
	3.138%, 11/07/29		2,000	1,861,914
	Banco Santander SA
	3.800%, 02/23/28		5,800	5,560,232
	5.796%, 01/23/29	AUD	2,520	1,674,208
	3.490%, 05/28/30		600	551,920
	Bank of America Corp.
	7.000%, 07/31/28	GBP	5,000	6,951,896
	5.875%, 02/07/42		3,636	3,895,265
	5.000%, 01/21/44		800	779,481
	Bank of America NA
	5.815%, 10/30/28	AUD	2,720	1,852,493
	Bank of Nova Scotia
	2.450%, 02/02/32		6,800	5,780,729
	5.650%, 02/01/34		2,000	2,084,052
			Face Amount^	Value†
			(000)

Banque Federative du Credit Mutuel SA
	5.375%, 05/25/28	GBP	3,000	$3,949,978
Barclays PLC
	3.250%, 02/12/27	GBP	3,000	3,690,179
BAT Capital Corp.
	4.906%, 04/02/30		8,600	8,569,013
	4.390%, 08/15/37		2,000	1,757,048
Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28		1,500	1,448,684
Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		5,000	5,251,057
Berkshire Hathaway Energy Co.
	6.125%, 04/01/36		4,300	4,637,339
	5.950%, 05/15/37		6,000	6,373,222
BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		3,919	3,774,414
Black Hills Corp.
	4.350%, 05/01/33		8,837	8,161,135
	6.000%, 01/15/35		770	793,805
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30		4,000	3,914,557
BNG Bank NV
	3.500%, 07/19/27	AUD	1,980	1,265,488
	3.300%, 07/17/28	AUD	1,500	944,664
BNP Paribas SA
Ω	3.500%, 11/16/27		8,631	8,243,570
Boardwalk Pipelines LP
	3.600%, 09/01/32		150	132,156
	5.625%, 08/01/34		5,000	5,051,896
Boeing Co.
	2.950%, 02/01/30		1,800	1,582,894
	6.125%, 02/15/33		2,835	2,920,415
	3.600%, 05/01/34		2,600	2,164,670
	3.250%, 02/01/35		230	182,548
BP Capital Markets America, Inc.
	4.989%, 04/10/34		3,000	2,999,587
	3.060%, 06/17/41		5,400	4,062,159
BPCE SA
Ω	2.700%, 10/01/29		2,000	1,800,466
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		4,035	4,135,860
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		2,750	2,455,589
	2.350%, 11/13/40		1,200	820,200
	3.550%, 03/15/42		4,000	3,202,932
Brixmor Operating Partnership LP
	2.500%, 08/16/31		1,833	1,543,233
Broadcom, Inc.
Ω	2.450%, 02/15/31		400	345,042
Ω	4.150%, 04/15/32		400	377,382
	4.300%, 11/15/32		2,800	2,672,076
Ω	3.419%, 04/15/33		600	529,718
Ω	3.137%, 11/15/35		4,900	4,043,595

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Brookfield Finance, Inc.
4.350%, 04/15/30		2,000	$1,943,311
2.724%, 04/15/31		4,000	3,477,706
5.675%, 01/15/35		3,000	3,050,615
Brown & Brown, Inc.
4.200%, 03/17/32		400	372,175
Brunswick Corp.
# 4.400%, 09/15/32		5,000	4,551,596
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		2,041	1,976,719
Camden Property Trust
4.900%, 01/15/34		5,000	4,919,664
Canadian Imperial Bank of Commerce
3.600%, 04/07/32		2,000	1,816,535
6.092%, 10/03/33		3,000	3,186,417
Canadian Natural Resources Ltd.
5.850%, 02/01/35		2,000	2,040,985
6.250%, 03/15/38		7,400	7,830,542
Carrier Global Corp.
3.377%, 04/05/40		3,211	2,559,622
CBRE Services, Inc.
5.950%, 08/15/34		787	825,761
CenterPoint Energy Resources Corp.
5.400%, 07/01/34		8,000	8,086,009
5.850%, 01/15/41		3,000	3,073,378
CF Industries, Inc.
5.150%, 03/15/34		1,700	1,682,772
4.950%, 06/01/43		4,000	3,594,930
Charles Schwab Corp.
2.750%, 10/01/29		3,000	2,729,101
Choice Hotels International, Inc.
3.700%, 12/01/29		1,040	954,847
Cigna Group
4.375%, 10/15/28		4,600	4,536,155
2.400%, 03/15/30		3,360	2,977,971
5.250%, 02/15/34		2,000	2,020,839
4.800%, 08/15/38		2,000	1,898,471
3.200%, 03/15/40		1,470	1,114,872
Citigroup, Inc.
8.125%, 07/15/39		6,866	8,807,205
5.875%, 01/30/42		4,000	4,225,109
CNO Financial Group, Inc.
5.250%, 05/30/29		2,750	2,706,821
Comcast Corp.
7.050%, 03/15/33		3,437	3,935,234
4.400%, 08/15/35		3,250	3,082,095
3.900%, 03/01/38		3,800	3,313,810
Commonwealth Bank of Australia
2.400%, 01/14/27	AUD	5,000	3,106,886
4.400%, 08/18/27	AUD	2,000	1,302,106
5.000%, 01/13/28	AUD	18,450	12,218,124
Conagra Brands, Inc.
5.300%, 11/01/38		7,600	7,402,186
			Face Amount^	Value†
			(000)

ConocoPhillips
	5.900%, 10/15/32		4,800	$5,150,357
Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,476,844
	5.500%, 12/01/39		1,400	1,420,168
	5.700%, 06/15/40		294	300,792
	3.950%, 03/01/43		500	410,830
Constellation Energy Generation LLC
	5.800%, 03/01/33		400	416,056
	5.600%, 06/15/42		1,768	1,745,310
Continental Resources, Inc.
Ω	2.875%, 04/01/32		10,000	8,301,015
Cooperatieve Rabobank UA
	5.051%, 02/26/29	AUD	19,670	13,034,142
Corebridge Financial, Inc.
	3.900%, 04/05/32		800	735,233
	4.350%, 04/05/42		8,000	6,810,265
Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,546,167
Ω	4.700%, 12/15/42		1,000	849,629
Credit Agricole SA
	5.411%, 01/18/29	AUD	900	598,361
CRH America Finance, Inc.
Ω	3.950%, 04/04/28		1,280	1,245,317
Crown Castle, Inc.
	2.900%, 04/01/41		6,000	4,283,888
CSX Corp.
#	5.200%, 11/15/33		1,000	1,025,965
	4.750%, 05/30/42		968	901,020
CVS Health Corp.
	4.780%, 03/25/38		8,000	7,348,340
Daimler Truck Finance North America LLC
Ω	5.375%, 01/18/34		850	862,487
Ω	5.375%, 06/25/34		5,000	5,052,518
Danske Bank AS
#Ω	4.375%, 06/12/28		6,000	5,893,422
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,774,018
Devon Energy Corp.
	5.600%, 07/15/41		800	767,676
	4.750%, 05/15/42		8,000	6,888,495
Diageo Capital PLC
	2.375%, 10/24/29		5,500	4,960,432
Discover Financial Services
	6.700%, 11/29/32		2,179	2,345,450
Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	6,126,986
Dow Chemical Co.
	5.250%, 11/15/41		8,400	7,988,914

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Duke Energy Carolinas LLC
	6.100%, 06/01/37		1,767	$1,884,070
Duke Energy Corp.
	3.300%, 06/15/41		400	300,110
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	419,353
DXC Technology Co.
#	2.375%, 09/15/28		5,000	4,441,409
Eagle Materials, Inc.
	2.500%, 07/01/31		600	516,317
Eastman Chemical Co.
	4.800%, 09/01/42		3,305	2,961,959
Edison International
	6.950%, 11/15/29		5,000	5,414,886
Elevance Health, Inc.
	2.250%, 05/15/30		3,616	3,165,725
	5.950%, 12/15/34		1,200	1,277,117
Enel Finance International NV
Ω	3.500%, 04/06/28		4,000	3,812,495
Ω	5.500%, 06/26/34		5,400	5,404,444
Energy Transfer LP
	6.050%, 06/01/41		5,000	5,052,242
	6.500%, 02/01/42		2,000	2,121,679
Eni SpA
Ω	5.500%, 05/15/34		5,800	5,916,029
Enterprise Products Operating LLC
	6.875%, 03/01/33		2,035	2,308,197
	6.650%, 10/15/34		1,500	1,687,747
	5.950%, 02/01/41		2,049	2,156,695
	5.700%, 02/15/42		1,270	1,300,615
	4.850%, 08/15/42		400	371,308
	4.450%, 02/15/43		1,400	1,234,878
Equinix, Inc.
	3.900%, 04/15/32		400	372,905
Equitable Holdings, Inc.
	5.594%, 01/11/33		2,980	3,078,095
ERAC USA Finance LLC
Ω	5.625%, 03/15/42		1,851	1,897,861
ERP Operating LP
	1.850%, 08/01/31		2,000	1,660,780
Estee Lauder Cos., Inc.
	2.600%, 04/15/30		145	129,975
European Investment Bank
	3.300%, 02/03/28	AUD	1,931	1,227,175
Eversource Energy
	5.125%, 05/15/33		400	394,458
Exelon Corp.
	5.625%, 06/15/35		400	412,974
Expedia Group, Inc.
	3.250%, 02/15/30		53	48,806
Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		1,500	1,465,345
	5.625%, 08/16/32		950	964,447
		Face Amount^	Value†
		(000)

FedEx Corp.
	4.900%, 01/15/34	3,588	$3,583,904
	5.100%, 01/15/44	3,000	2,812,296
Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	8,064,762
	2.450%, 03/15/31	1,000	838,426
Fidelity National Information Services, Inc.
	5.100%, 07/15/32	3,500	3,534,860
	3.100%, 03/01/41	1,000	736,264
First American Financial Corp.
	2.400%, 08/15/31	3,010	2,452,737
Flex Ltd.
	4.875%, 06/15/29	2,389	2,360,428
	4.875%, 05/12/30	2,500	2,464,120
Flowserve Corp.
	2.800%, 01/15/32	9,600	8,139,133
FMC Corp.
#	5.650%, 05/18/33	3,500	3,540,659
FMR LLC
Ω	4.950%, 02/01/33	8,555	8,532,992
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29	3,900	3,611,167
	5.875%, 06/01/33	400	417,081
Fox Corp.
	5.476%, 01/25/39	5,600	5,518,111
GATX Corp.
	3.500%, 06/01/32	1,050	932,157
	5.450%, 09/15/33	500	508,590
General Motors Co.
	5.000%, 04/01/35	1,350	1,290,567
	5.150%, 04/01/38	990	932,235
General Motors Financial Co., Inc.
	5.850%, 04/06/30	8,000	8,267,363
Georgia-Pacific LLC
	7.750%, 11/15/29	4,760	5,428,917
Gilead Sciences, Inc.
	2.600%, 10/01/40	5,786	4,103,786
Glencore Funding LLC
Ω	2.850%, 04/27/31	5,600	4,820,085
Ω	2.625%, 09/23/31	400	336,875
Ω	6.500%, 10/06/33	5,000	5,346,795
Global Payments, Inc.
	4.450%, 06/01/28	1,071	1,050,491
Goldman Sachs Group, Inc.
#	6.125%, 02/15/33	6,200	6,733,091
	6.250%, 02/01/41	1,200	1,318,672
Halliburton Co.
	4.850%, 11/15/35	202	198,400
	6.700%, 09/15/38	5,400	6,095,094
	7.450%, 09/15/39	1,000	1,213,635

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27		7,460	$7,085,793
	HCA, Inc.
	5.500%, 06/01/33		5,000	5,060,531
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		350	302,792
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		400	323,474
	Helmerich & Payne, Inc.
	2.900%, 09/29/31		3,600	3,072,159
	Hess Corp.
	5.600%, 02/15/41		3,000	3,050,735
	Home Depot, Inc.
	5.875%, 12/16/36		2,000	2,174,410
	3.300%, 04/15/40		8,400	6,747,453
	Honeywell International, Inc.
	5.700%, 03/15/37		2,000	2,142,803
	Hongkong & Shanghai Banking Corp. Ltd.
	5.100%, 03/03/28	AUD	3,670	2,431,799
	Host Hotels & Resorts LP
	3.375%, 12/15/29		1,101	1,004,954
	5.700%, 07/01/34		5,000	5,050,489
	HP, Inc.
#	5.500%, 01/15/33		1,000	1,028,284
	6.000%, 09/15/41		2,000	2,087,367
	HSBC Holdings PLC
	4.950%, 03/31/30		3,556	3,578,373
#	6.100%, 01/14/42		1,200	1,313,158
	Humana, Inc.
	4.625%, 12/01/42		5,640	4,867,463
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	4.000%, 02/01/27	EUR	2,000	2,190,461
	IBM International Capital Pte. Ltd.
	4.900%, 02/05/34		1,400	1,393,532
	Imperial Brands Finance PLC
Ω	5.875%, 07/01/34		7,000	7,021,766
	Indiana Michigan Power Co.
	6.050%, 03/15/37		1,384	1,478,613
	ING Groep NV
	4.550%, 10/02/28		206	203,936
	Intel Corp.
	4.600%, 03/25/40		4,200	3,876,696
	2.800%, 08/12/41		3,000	2,132,258
#	4.250%, 12/15/42		1,500	1,275,072
	5.625%, 02/10/43		3,050	3,109,294
			Face Amount^	Value†
			(000)

	Inter-American Development Bank
	3.100%, 02/22/28	AUD	2,000	$1,261,421
	Inter-American Investment Corp.
	2.300%, 02/17/27	AUD	1,500	923,296
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	5,002,760
	International Business Machines Corp.
	3.300%, 01/27/27		126	121,852
	3.500%, 05/15/29		29	27,595
	4.150%, 05/15/39		3,300	2,927,606
	2.850%, 05/15/40		6,000	4,424,220
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		9,500	6,939,241
	International Paper Co.
	6.000%, 11/15/41		9,000	9,383,987
	Interpublic Group of Cos., Inc.
	3.375%, 03/01/41		5,000	3,768,760
	Interstate Power & Light Co.
	2.300%, 06/01/30		2,228	1,953,161
	5.700%, 10/15/33		400	415,184
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		4,000	3,845,452
Ω	4.000%, 09/23/29		1,500	1,413,258
	Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	1,009,738
	Jabil, Inc.
	3.600%, 01/15/30		3,995	3,693,167
	3.000%, 01/15/31		6,167	5,360,229
	Jackson Financial, Inc.
#	5.670%, 06/08/32		2,000	2,046,749
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,472,481
	Japan Government Five Year Bonds
	0.200%, 12/20/27	JPY	1,600,000	10,565,735
	Japan Government Ten Year Bonds
	0.100%, 03/20/29	JPY	320,000	2,084,865
	0.100%, 06/20/29	JPY	480,000	3,119,095
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		7,900	6,590,121
	Johnson & Johnson
	1.300%, 09/01/30		2,825	2,386,530
#	4.375%, 12/05/33		4,334	4,369,052
#	4.950%, 06/01/34		10,000	10,355,832
	3.550%, 03/01/36		5,000	4,510,504
	3.400%, 01/15/38		2,000	1,730,385

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	2.100%, 09/01/40		11,000	$7,581,311
	JPMorgan Chase & Co.
	5.500%, 10/15/40		8,700	9,008,777
	Juniper Networks, Inc.
	3.750%, 08/15/29		7,000	6,640,905
	Kellanova
	7.450%, 04/01/31		700	794,423
	Kemper Corp.
	3.800%, 02/23/32		1,327	1,161,835
	Kimco Realty OP LLC
	4.600%, 02/01/33		2,500	2,416,012
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		1,565	1,677,871
	5.000%, 03/01/43		1,073	960,384
	Kinder Morgan, Inc.
	7.750%, 01/15/32		400	461,636
	5.300%, 12/01/34		5,000	4,988,314
	Kommunalbanken AS
	3.000%, 12/09/26	AUD	1,000	634,407
	4.350%, 01/18/28	AUD	8,300	5,436,207
	Kraft Heinz Foods Co.
	5.000%, 06/04/42		5,000	4,645,703
	Kroger Co.
	7.500%, 04/01/31		6,725	7,733,944
	5.150%, 08/01/43		400	375,082
	Kyndryl Holdings, Inc.
	3.150%, 10/15/31		400	343,545
	6.350%, 02/20/34		5,300	5,532,569
	Landwirtschaftliche Rentenbank
	4.000%, 01/19/28	AUD	2,360	1,533,268
	Lazard Group LLC
	4.500%, 09/19/28		7,000	6,871,451
	Lear Corp.
	3.500%, 05/30/30		3,595	3,314,662
	Legg Mason, Inc.
	5.625%, 01/15/44		1,080	1,076,398
	Leggett & Platt, Inc.
#	4.400%, 03/15/29		4,800	4,510,772
	Liberty Utilities Co.
Ω	5.869%, 01/31/34		5,000	5,118,638
	Lincoln National Corp.
	3.400%, 01/15/31		50	45,260
	3.400%, 03/01/32		4,555	4,036,570
	6.300%, 10/09/37		1,000	1,059,811
	Lloyds Banking Group PLC
	4.375%, 03/22/28		4,000	3,930,838
	Lockheed Martin Corp.
	4.070%, 12/15/42		1,500	1,302,962
	Loews Corp.
	6.000%, 02/01/35		1,900	2,049,789
	4.125%, 05/15/43		3,000	2,556,882
	LPL Holdings, Inc.
	6.000%, 05/20/34		1,000	1,007,967
	LSEGA Financing PLC
Ω	2.500%, 04/06/31		1,500	1,291,235
Ω	3.200%, 04/06/41		2,700	2,073,716
		Face Amount^	Value†
		(000)

LYB International Finance III LLC
3.375%, 10/01/40		9,500	$7,181,120
Markel Group, Inc.
3.350%, 09/17/29		7,000	6,560,197
Marriott International, Inc.
2.750%, 10/15/33		3,000	2,496,786
Marsh & McLennan Cos., Inc.
5.875%, 08/01/33		2,500	2,689,829
Merck & Co., Inc.
2.350%, 06/24/40		3,000	2,102,092
MetLife, Inc.
6.500%, 12/15/32		300	332,367
5.700%, 06/15/35		7,200	7,610,026
Micron Technology, Inc.
# 4.663%, 02/15/30		4,334	4,281,665
# 5.875%, 02/09/33		400	417,204
5.875%, 09/15/33		1,000	1,042,759
3.366%, 11/01/41		3,200	2,391,212
Microsoft Corp.
3.500%, 02/12/35		8,000	7,416,397
4.200%, 11/03/35		3,750	3,686,055
3.450%, 08/08/36		4,500	4,042,925
Mississippi Power Co.
4.250%, 03/15/42		1,200	1,006,669
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30		8,750	7,499,489
3.751%, 07/18/39		3,200	2,772,294
Molson Coors Beverage Co.
5.000%, 05/01/42		5,000	4,699,098
Motorola Solutions, Inc.
4.600%, 05/23/29		5,894	5,844,032
# 5.600%, 06/01/32		1,511	1,556,400
MPLX LP
4.500%, 04/15/38		5,610	5,061,110
National Australia Bank Ltd.
4.950%, 11/25/27	AUD	11,550	7,640,445
4.400%, 05/12/28	AUD	6,210	4,034,118
5.400%, 11/16/28	AUD	800	538,999
4.850%, 03/22/29	AUD	3,000	1,977,496
National Fuel Gas Co.
2.950%, 03/01/31		3,300	2,837,622
NatWest Markets PLC
5.899%, 08/23/28	AUD	7,500	5,056,625
Nederlandse Waterschapsbank NV
3.500%, 07/20/27	AUD	7,300	4,669,803
3.450%, 07/17/28	AUD	10,000	6,335,552
NetApp, Inc.
2.700%, 06/22/30		3,600	3,211,077
New Zealand Local Government Funding Agency Bonds
4.700%, 08/01/28	AUD	2,000	1,323,079

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Newmont Corp.
	5.875%, 04/01/35		5,000	$5,325,267
	4.875%, 03/15/42		3,000	2,834,864
	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		5,000	5,041,550
	NiSource, Inc.
	5.950%, 06/15/41		525	540,258
	Nomura Holdings, Inc.
	3.103%, 01/16/30		7,625	6,884,354
	2.679%, 07/16/30		2,000	1,741,970
	2.999%, 01/22/32		400	342,582
	Norfina Ltd.
	4.800%, 12/14/27	AUD	5,000	3,281,359
	NOV, Inc.
	3.950%, 12/01/42		1,359	1,052,884
	Nucor Corp.
	3.125%, 04/01/32		180	159,952
	NVIDIA Corp.
	3.500%, 04/01/40		1,600	1,357,553
	ONEOK, Inc.
	6.350%, 01/15/31		3,700	3,929,328
	Oracle Corp.
	3.250%, 05/15/30		2,966	2,749,212
	3.800%, 11/15/37		400	339,122
	3.600%, 04/01/40		9,000	7,122,090
	4.500%, 07/08/44		400	341,295
	ORIX Corp.
	4.000%, 04/13/32		2,500	2,349,588
	Ovintiv, Inc.
	6.250%, 07/15/33		5,000	5,229,324
	6.500%, 08/15/34		3,000	3,211,266
	6.625%, 08/15/37		1,000	1,058,709
	Owens Corning
	3.875%, 06/01/30		4,900	4,645,599
	Pacific LifeCorp
Ω	5.125%, 01/30/43		3,000	2,830,030
	Penske Truck Leasing Co. LP/PTL Finance Corp.
#	5.550%, 05/01/28		5,000	5,108,279
	Pfizer, Inc.
	2.550%, 05/28/40		4,000	2,867,375
	5.600%, 09/15/40		400	415,094
	Philip Morris International, Inc.
	2.100%, 05/01/30		3,800	3,304,644
	5.625%, 09/07/33		3,000	3,102,522
	4.375%, 11/15/41		2,200	1,911,387
	3.875%, 08/21/42		5,000	4,041,171
	4.125%, 03/04/43		400	333,172
	4.875%, 11/15/43		400	367,727
	Phillips 66
	2.150%, 12/15/30		2,200	1,885,008
	4.650%, 11/15/34		3,000	2,866,566
	5.875%, 05/01/42		2,380	2,455,629
	Phillips 66 Co.
	5.300%, 06/30/33		5,000	5,058,680
		Face Amount^	Value†
		(000)

Plains All American Pipeline LP/PAA Finance Corp.
4.300%, 01/31/43		1,500	$1,219,964
PNC Financial Services Group, Inc.
3.450%, 04/23/29		150	142,214
PPG Industries, Inc.
2.800%, 08/15/29		5,000	4,577,561
2.550%, 06/15/30		2,695	2,404,142
Primerica, Inc.
2.800%, 11/19/31		5,950	5,099,009
Progress Energy, Inc.
6.000%, 12/01/39		5,010	5,215,695
Progressive Corp.
6.250%, 12/01/32		900	983,740
Prologis LP
4.625%, 01/15/33		2,600	2,547,937
Province of Manitoba
3.600%, 08/17/27	AUD	6,800	4,345,293
Prudential Financial, Inc.
5.750%, 07/15/33		3,625	3,882,633
3.000%, 03/10/40		600	457,328
Prudential Funding Asia PLC
3.125%, 04/14/30		3,600	3,305,922
3.625%, 03/24/32		2,750	2,491,803
PulteGroup, Inc.
6.375%, 05/15/33		1,100	1,187,179
Quanta Services, Inc.
3.050%, 10/01/41		1,100	797,860
Rayonier LP
2.750%, 05/17/31		3,500	2,993,406
Realty Income Corp.
5.625%, 10/13/32		2,600	2,699,691
2.850%, 12/15/32		2,067	1,750,114
1.800%, 03/15/33		4,600	3,567,022
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,200	1,093,646
Revvity, Inc.
3.300%, 09/15/29		1,500	1,390,421
Rio Tinto Alcan, Inc.
6.125%, 12/15/33		5,000	5,436,035
Rogers Communications, Inc.
5.450%, 10/01/43		8,000	7,756,654
Royal Bank of Canada
3.875%, 05/04/32		2,000	1,872,024
5.000%, 02/01/33		6,000	6,054,420
Royalty Pharma PLC
2.200%, 09/02/30		400	341,739
3.300%, 09/02/40		8,450	6,290,765
RTX Corp.
4.875%, 10/15/40		4,000	3,750,381
Salesforce, Inc.
2.700%, 07/15/41		4,000	2,883,836

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	$82,307
Simon Property Group LP
	2.650%, 07/15/30		3,800	3,395,032
	2.250%, 01/15/32		3,967	3,318,734
Skandinaviska Enskilda Banken AB
	3.750%, 02/07/28	EUR	800	878,951
Societe Generale SA
	0.750%, 01/25/27	EUR	2,000	2,028,872
Ω	3.000%, 01/22/30		5,400	4,811,100
Southern Co.
	5.200%, 06/15/33		400	402,202
Southern Co. Gas Capital Corp.
	5.750%, 09/15/33		1,900	1,989,867
Southwest Gas Corp.
	2.200%, 06/15/30		5,700	4,929,261
Stanley Black & Decker, Inc.
#	3.000%, 05/15/32		6,500	5,694,071
	5.200%, 09/01/40		3,000	2,915,815
Steel Dynamics, Inc.
	3.250%, 01/15/31		6,080	5,493,156
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		9,099	7,623,325
Sumitomo Mitsui Financial Group, Inc.
	3.040%, 07/16/29		3,000	2,765,239
#	2.222%, 09/17/31		6,227	5,184,995
	5.766%, 01/13/33		2,000	2,097,504
Sumitomo Mitsui Trust Bank Ltd.
Ω	5.350%, 03/07/34		5,300	5,436,218
Sun Communities Operating LP
	4.200%, 04/15/32		5,000	4,591,678
Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	6,909,557
#	6.500%, 06/15/38		1,800	1,986,649
	6.850%, 06/01/39		500	557,574
Svenska Handelsbanken AB
	5.000%, 03/02/28	AUD	17,500	11,511,464
Swedbank AB
	1.300%, 02/17/27	EUR	1,000	1,029,657
	4.250%, 07/11/28	EUR	1,919	2,148,430
Tanger Properties LP
	2.750%, 09/01/31		6,000	5,013,454
Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,759,522
Telefonica Europe BV
	8.250%, 09/15/30		6,875	7,953,222
		Face Amount^	Value†
		(000)

Telstra Group Ltd.
4.900%, 03/08/28	AUD	9,170	$6,030,145
T-Mobile USA, Inc.
4.375%, 04/15/40		1,450	1,285,701
3.000%, 02/15/41		8,500	6,259,623
Toronto-Dominion Bank
3.200%, 03/10/32		5,000	4,441,940
4.456%, 06/08/32		4,909	4,750,872
Toyota Motor Credit Corp.
3.050%, 01/11/28		4,722	4,501,559
TransCanada PipeLines Ltd.
4.625%, 03/01/34		7,145	6,867,413
Travelers Cos., Inc.
5.350%, 11/01/40		3,300	3,344,283
4.600%, 08/01/43		2,000	1,840,496
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		1,000	869,798
Tyson Foods, Inc.
5.700%, 03/15/34		2,000	2,047,534
UBS Group AG
1.250%, 09/01/26	EUR	2,900	3,013,109
Union Pacific Corp.
3.600%, 09/15/37		2,000	1,731,588
3.375%, 02/14/42		250	197,776
United Parcel Service, Inc.
6.200%, 01/15/38		1,075	1,192,564
5.200%, 04/01/40		5,260	5,247,758
4.875%, 11/15/40		907	863,905
UnitedHealth Group, Inc.
2.750%, 05/15/40		400	294,098
3.050%, 05/15/41		5,200	3,933,991
4.250%, 03/15/43		1,550	1,366,566
Unum Group
5.750%, 08/15/42		2,000	1,969,796
Valero Energy Corp.
7.500%, 04/15/32		4,400	5,034,221
6.625%, 06/15/37		2,300	2,519,083
Ventas Realty LP
3.000%, 01/15/30		3,400	3,074,799
5.700%, 09/30/43		4,000	3,931,541
Verizon Communications, Inc.
2.350%, 03/23/28	AUD	5,070	3,031,414
4.812%, 03/15/39		10,500	10,014,433
Viatris, Inc.
3.850%, 06/22/40		10,350	7,807,144
Virginia Electric & Power Co.
5.300%, 08/15/33		5,000	5,080,561
8.875%, 11/15/38		1,138	1,527,620
4.000%, 01/15/43		2,800	2,307,465
Vodafone Group PLC
# 7.875%, 02/15/30		7,225	8,321,941
Volkswagen Financial Services NV
1.125%, 07/05/26	GBP	7,000	8,357,126

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Voya Financial, Inc.
5.700%, 07/15/43		1,200	$1,182,959
Walt Disney Co.
6.200%, 12/15/34		2,200	2,438,696
3.500%, 05/13/40		6,400	5,224,406
Warnermedia Holdings, Inc.
4.054%, 03/15/29		4,800	4,447,199
Wells Fargo & Co.
4.150%, 01/24/29		5,764	5,643,179
Welltower OP LLC
3.100%, 01/15/30		1,200	1,099,699
2.750%, 01/15/31		7,300	6,425,840
2.750%, 01/15/32		400	343,383
Western Union Co.
2.750%, 03/15/31		5,000	4,254,517
Westlake Corp.
3.375%, 06/15/30		1,016	939,025
2.875%, 08/15/41		800	554,382
Westpac Banking Corp.
4.800%, 02/16/28	AUD	5,600	3,684,469
5.100%, 05/14/29	AUD	22,000	14,646,565
WestRock MWV LLC
8.200%, 01/15/30		3,885	4,492,969
7.950%, 02/15/31		3,112	3,589,071
Whirlpool Corp.
5.750%, 03/01/34		7,000	7,061,922
Williams Cos., Inc.
5.650%, 03/15/33		400	413,109
6.300%, 04/15/40		1,000	1,060,559
5.400%, 03/04/44		7,000	6,713,264
Willis North America, Inc.
5.350%, 05/15/33		3,000	3,010,988
WP Carey, Inc.
2.250%, 04/01/33		5,000	4,001,896
	Face Amount^	Value†
	(000)

WRKCo, Inc.
4.200%, 06/01/32	1,600	$1,526,504
TOTAL BONDS		1,689,229,845
U.S. TREASURY OBLIGATIONS — (3.2%)
U.S. Treasury Notes
0.375%, 04/30/25	3,000	2,900,859
0.250%, 05/31/25	11,750	11,310,477
0.250%, 07/31/25	3,750	3,588,047
0.250%, 08/31/25	11,000	10,486,953
2.250%, 11/15/25	5,000	4,856,250
0.375%, 11/30/25	4,500	4,259,004
2.625%, 01/31/26	5,000	4,866,992
1.875%, 07/31/26	8,600	8,208,633
1.500%, 08/15/26	2,500	2,366,309
0.875%, 11/15/30	5,000	4,152,148
TOTAL U.S. TREASURY OBLIGATIONS		56,995,672
TOTAL INVESTMENT SECURITIES (Cost $1,816,740,418)		1,751,719,447

		Shares
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	3,020,212	34,934,790
TOTAL INVESTMENTS — (100.0%)
(Cost $1,851,676,298)^^			$1,786,654,237
As of July 31, 2024, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,832,379	EUR	4,461,135	Citibank, N.A.	08/12/24	$2,095
USD	68,963,212	AUD	102,371,084	Australia and New Zealand Bank	08/19/24	1,987,823
USD	30,051,936	AUD	45,519,580	Bank of New York Mellon	08/19/24	271,147
USD	73,555,791	AUD	111,356,384	Bank of America Corp.	08/26/24	688,252
Total Appreciation						$2,949,317
USD	15,067,757	JPY	2,369,732,036	Citibank, N.A.	08/14/24	$(779,140)
USD	2,892,909	AUD	4,423,924	State Street Bank and Trust	08/26/24	(1,945)
USD	8,674,366	EUR	8,048,404	State Street Bank and Trust	09/03/24	(48,993)

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	22,573,242	GBP	17,844,947	State Street Bank and Trust	09/20/24	$(377,335)
Total (Depreciation)						$(1,207,413)
Total Appreciation (Depreciation)						$1,741,904
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,493,930	—	$5,493,930
Bonds	—	1,689,229,845	—	1,689,229,845
U.S. Treasury Obligations	—	56,995,672	—	56,995,672
Securities Lending Collateral	—	34,934,790	—	34,934,790
Total Investments in Securities	—	$1,786,654,237	—	$1,786,654,237
Financial Instruments
Assets
Forward Currency Contracts**	—	2,949,317	—	2,949,317
Liabilities
Forward Currency Contracts**	—	(1,207,413)	—	(1,207,413)
Total Financial Instruments	—	$1,741,904	—	$1,741,904
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (85.9%)
AUSTRALIA — (2.4%)
APA Infrastructure Ltd.
	4.250%, 11/26/24	GBP	2,000	$2,561,171
Ω	4.200%, 03/23/25		3,200	3,172,385
BHP Billiton Finance Ltd.
	3.250%, 09/25/24	GBP	1,250	1,601,281
BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	5,200	5,604,119
Glencore Finance Europe Ltd.
	0.625%, 09/11/24	EUR	397	428,204
	1.750%, 03/17/25	EUR	1,000	1,068,343
Glencore Funding LLC
Ω	1.625%, 09/01/25		1,175	1,130,620
#Ω	1.625%, 04/27/26		700	661,472
Glencore Funding LLC, Floating Rate Note, SOFR + 1.060%, FRN
(r)Ω	6.428%, 04/04/27		29	29,057
Macquarie Bank Ltd., Floating Rate Note, SOFR + 0.920%, FRN
(r)Ω	6.290%, 07/02/27		3,000	3,012,036
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	505,999
Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	2,235	2,333,337
TOTAL AUSTRALIA				22,108,024
BELGIUM — (0.8%)
Belfius Bank SA
	0.375%, 09/02/25	EUR	1,800	1,881,750
	0.375%, 02/13/26	EUR	5,000	5,175,265
TOTAL BELGIUM				7,057,015
CANADA — (5.9%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	1,000	1,052,975
Bank of Montreal
#	1.500%, 01/10/25		2,000	1,965,579
(r)	SOFR + 0.620%, FRN, 5.987%, 09/15/26		170	170,172
Bank of Montreal, Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.127%, 06/04/27		6,500	6,498,285
Bank of Nova Scotia
	1.050%, 03/02/26		5,900	5,558,411
		Face Amount^	Value†
		(000)
CANADA — (Continued)
Bell Telephone Co. of Canada or Bell Canada
2.750%, 01/29/25	CAD	400	$287,015
3.350%, 03/12/25	CAD	4,500	3,234,857
Brookfield Corp.
4.000%, 01/15/25		2,100	2,085,451
Canadian Imperial Bank of Commerce
1.250%, 06/22/26		7,391	6,920,279
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M Euribor + 0.700%, FRN
(r) 4.386%, 01/29/27	EUR	1,500	1,633,391
Canadian Natural Resources Ltd.
3.900%, 02/01/25		1,200	1,189,686
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	3,000	2,124,543
Enbridge, Inc.
2.500%, 01/15/25		3,100	3,055,005
Methanex Corp.
4.250%, 12/01/24		300	297,585
Royal Bank of Canada
(r) SOFR + 0.440%, FRN, 5.807%, 01/21/25		180	180,113
0.875%, 01/20/26		8,000	7,560,570
Toronto-Dominion Bank
1.200%, 06/03/26		5,121	4,803,333
TransCanada PipeLines Ltd.
1.000%, 10/12/24		4,809	4,761,760
TOTAL CANADA			53,379,010
DENMARK — (1.8%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	5,500	5,808,741
Danske Bank AS
0.625%, 05/26/25	EUR	2,500	2,642,075
ISS Finance BV
1.250%, 07/07/25	EUR	2,800	2,962,706
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	5,000	5,174,150
TOTAL DENMARK			16,587,672
FRANCE — (4.9%)
Banque Federative du Credit Mutuel SA
0.010%, 03/07/25	EUR	1,000	1,059,200
1.000%, 05/23/25	EUR	2,000	2,120,950

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
(r)	SOFR + 1.400%, FRN, 6.749%, 07/13/26		500	$506,800
(r)Ω	SOFR + 1.130%, FRN, 6.498%, 01/23/27		750	756,127
Banque Federative du Credit Mutuel SA, Floating Rate Note, 3M Euribor + 0.640%, FRN
(r)	4.422%, 03/05/27	EUR	3,000	3,263,727
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	2,400	2,551,311
BNP Paribas SA
	1.125%, 08/28/24	EUR	700	756,136
Ω	3.375%, 01/09/25		3,200	3,168,239
	1.250%, 03/19/25	EUR	1,800	1,919,262
BPCE SA
Ω	2.375%, 01/14/25		2,300	2,267,275
	0.625%, 04/28/25	EUR	2,600	2,753,875
#Ω	1.000%, 01/20/26		3,000	2,834,082
	1.375%, 03/23/26	EUR	1,000	1,046,828
Credit Agricole SA
	1.000%, 09/16/24	EUR	1,000	1,078,430
	1.375%, 03/13/25	EUR	2,000	2,135,502
(r)Ω	SOFR + 0.870%, FRN, 6.238%, 03/11/27		3,300	3,304,181
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		3,000	2,979,226
	2.125%, 05/06/25	EUR	700	749,136
	0.250%, 02/23/26	EUR	1,043	1,076,221
Societe Generale SA
#Ω	2.625%, 10/16/24		800	794,373
#Ω	1.375%, 07/08/25		3,600	3,478,316
	0.125%, 02/24/26	EUR	2,200	2,270,007
Ω	4.000%, 01/12/27		2,000	1,943,805
TOTAL FRANCE				44,813,009
GERMANY — (5.2%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,757,640
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	995,441
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.550%, FRN
(r)Ω	5.920%, 04/02/26		6,500	6,522,763
Commerzbank AG
	1.750%, 01/22/25	GBP	600	758,183
	1.125%, 06/22/26	EUR	3,000	3,121,328
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		4,490	4,432,429
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	4,700	$5,003,958
Deutsche Bank AG
	2.625%, 12/16/24	GBP	1,000	1,269,915
	4.100%, 01/13/26		1,000	984,689
	1.625%, 01/20/27	EUR	2,500	2,586,036
Fresenius Medical Care AG
	3.875%, 09/20/27	EUR	1,500	1,649,836
Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	3,036,920
Fresenius SE & Co. KGaA
	1.875%, 05/24/25	EUR	2,707	2,887,493
Mercedes-Benz Finance North America LLC
Ω	1.450%, 03/02/26		2,024	1,919,443
Mercedes-Benz International Finance BV
	1.625%, 11/11/24	GBP	2,000	2,545,256
Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	4,000	5,072,987
Volkswagen Leasing GmbH
	0.375%, 07/20/26	EUR	500	511,188
VW Credit Canada, Inc.
	2.050%, 12/10/24	CAD	1,350	968,443
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		500	494,349
TOTAL GERMANY				47,518,297
IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.650%, 10/29/24		400	396,013
	6.500%, 07/15/25		5,450	5,495,674
	1.750%, 01/30/26		500	475,753
TOTAL IRELAND				6,367,440
ITALY — (3.0%)
Enel Finance International NV
	5.625%, 08/14/24	GBP	4,000	5,142,119
	0.375%, 06/17/27	EUR	2,000	2,007,667
Eni SpA
	0.625%, 09/19/24	EUR	1,000	1,077,730
Holding d'Infrastructures de Transport SASU
	2.500%, 05/04/27	EUR	5,400	5,706,754
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		800	796,807
	0.625%, 02/24/26	EUR	3,800	3,936,582

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
ITALY — (Continued)
Republic of Italy Government International Bonds
	2.375%, 10/17/24		1,661	$1,649,368
Snam SpA
Δ	0.000%, 08/15/25	EUR	5,000	5,223,046
UniCredit SpA
	0.325%, 01/19/26	EUR	1,750	1,813,578
TOTAL ITALY				27,353,651
JAPAN — (5.5%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		7,926	7,460,161
Aircastle Ltd.
Ω	5.250%, 08/11/25		50	49,744
American Honda Finance Corp.
	1.950%, 10/18/24	EUR	3,267	3,521,723
American Honda Finance Corp., Floating Rate Note, SOFR + 0.710%, FRN
(r)	6.079%, 01/09/26		1,700	1,705,512
JT International Financial Services BV
	1.125%, 09/28/25	EUR	1,000	1,052,607
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26		4,000	3,932,449
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,782	1,921,711
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24		500	496,730
Ω	2.000%, 03/09/26		1,500	1,415,479
	1.850%, 09/16/26		250	231,906
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	2,928,912
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,426,379
	1.653%, 07/14/26		700	654,773
NTT Finance Corp.
	0.010%, 03/03/25	EUR	580	614,697
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	2,000	2,152,552
	1.546%, 06/15/26	EUR	1,522	1,597,229
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, SOFR + 1.170%, FRN
(r)	6.539%, 07/09/29		4,800	4,835,400
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	2,900	$3,072,038
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	700	754,449
	0.064%, 01/13/25	EUR	4,300	4,578,285
Toyota Motor Credit Corp.
(r)	SOFR + 0.550%, FRN, 5.899%, 10/16/24		360	360,287
(r)	SOFR + 0.650%, FRN, 6.019%, 01/05/26		1,000	1,004,202
	TOTAL JAPAN			49,767,225
LUXEMBOURG — (0.7%)
ArcelorMittal SA
	6.125%, 06/01/25		500	502,173
	4.875%, 09/26/26	EUR	5,500	6,123,255
	TOTAL LUXEMBOURG			6,625,428
NETHERLANDS — (1.4%)
	ABN AMRO Bank NV
	2.375%, 06/01/27	EUR	1,000	1,061,655
	Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	1,039,486
	ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,070,431
	Koninklijke Philips NV
	0.500%, 05/22/26	EUR	4,550	4,699,209
	TOTAL NETHERLANDS			12,870,781
SPAIN — (2.0%)
Banco Bilbao Vizcaya Argentaria SA
	1.375%, 05/14/25	EUR	400	425,654
	1.750%, 11/26/25	EUR	3,000	3,175,331
	Banco Santander SA
	1.849%, 03/25/26		2,000	1,895,205
CaixaBank SA
	0.375%, 02/03/25	EUR	4,000	4,256,792
	1.375%, 06/19/26	EUR	1,800	1,880,476
	Naturgy Finance Iberia SA
	0.875%, 05/15/25	EUR	1,500	1,589,193
	Santander Holdings USA, Inc.
	3.244%, 10/05/26		3,000	2,876,247
	Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	1,000	1,265,255
	Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	1,000	1,294,835
	TOTAL SPAIN			18,658,988

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (1.5%)
Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	3,500	$3,713,791
Swedbank AB
	0.250%, 10/09/24	EUR	2,500	2,687,578
	0.750%, 05/05/25	EUR	2,000	2,119,262
	3.750%, 11/14/25	EUR	1,000	1,086,801
Volvo Treasury AB
	2.125%, 09/01/24	EUR	1,400	1,512,938
	2.625%, 02/20/26	EUR	2,400	2,568,891
TOTAL SWEDEN				13,689,261
SWITZERLAND — (0.5%)
UBS AG
	0.010%, 03/31/26	EUR	2,000	2,052,206
UBS Group AG
	4.125%, 09/24/25		2,000	1,973,942
	4.125%, 04/15/26		1,000	983,767
TOTAL SWITZERLAND				5,009,915
UNITED KINGDOM — (4.7%)
Barclays PLC
	3.650%, 03/16/25		1,650	1,631,151
	4.375%, 01/12/26		2,160	2,139,936
	3.000%, 05/08/26	GBP	2,000	2,488,954
BAT Capital Corp.
	3.222%, 08/15/24		116	115,875
	2.789%, 09/06/24		490	488,514
	3.215%, 09/06/26		1,500	1,449,475
BAT International Finance PLC
	2.750%, 03/25/25	EUR	900	968,184
	1.668%, 03/25/26		2,616	2,479,834
British Telecommunications PLC
	0.500%, 09/12/25	EUR	1,000	1,046,622
CK Hutchison Group Telecom Finance SA
	0.750%, 04/17/26	EUR	2,000	2,064,890
Diageo Finance PLC
	1.000%, 04/22/25	EUR	2,500	2,655,619
HSBC Holdings PLC
	0.875%, 09/06/24	EUR	1,316	1,420,185
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	325	343,062
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	3,552	3,780,485
National Grid North America, Inc.
	0.410%, 01/20/26	EUR	2,750	2,850,324
Nationwide Building Society
	1.250%, 03/03/25	EUR	2,000	2,134,825
Ω	3.900%, 07/21/25		1,800	1,779,273
#Ω	1.000%, 08/28/25		2,600	2,488,590
Ω	1.500%, 10/13/26		1,500	1,396,887
NatWest Group PLC
	4.800%, 04/05/26		2,367	2,358,104
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	NatWest Markets PLC, Floating Rate Note, SOFR + 0.900%, FRN
(r)Ω	6.265%, 05/17/27		3,500	$3,508,120
	Reynolds American, Inc.
	4.450%, 06/12/25		930	922,659
	Standard Chartered PLC
#Ω	3.200%, 04/17/25		2,000	1,968,842
	TOTAL UNITED KINGDOM			42,480,410
UNITED STATES — (44.9%)
	AES Corp.
Ω	3.300%, 07/15/25		1,500	1,467,713
	Aetna, Inc.
	3.500%, 11/15/24		412	409,418
	Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,436,707
	Altria Group, Inc.
	2.200%, 06/15/27	EUR	2,000	2,100,760
	Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,766,357
	Ameren Corp.
	2.500%, 09/15/24		1,750	1,742,213
	American Electric Power Co., Inc.
	1.000%, 11/01/25		678	644,303
	American Express Co., Floating Rate Note, SOFR + 0.650%, FRN
(r)	6.012%, 11/04/26		426	426,741
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	4,400	4,678,328
American Tower Corp.
	4.400%, 02/15/26		1,300	1,289,526
	1.600%, 04/15/26		3,250	3,067,791
	1.950%, 05/22/26	EUR	500	528,595
	Amgen, Inc.
	1.900%, 02/21/25		350	343,087
Ares Capital Corp.
	3.250%, 07/15/25		2,500	2,444,882
	3.875%, 01/15/26		1,000	974,545
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,400	1,395,903
	AT&T, Inc.
	4.000%, 11/25/25	CAD	2,000	1,438,004
	AT&T, Inc., Floating Rate Note, 3M Euribor + 0.400%, FRN
(r)	4.172%, 03/06/25	EUR	2,000	2,168,322
	Becton Dickinson & Co.
	0.034%, 08/13/25	EUR	4,250	4,432,782
Boardwalk Pipelines LP
	4.950%, 12/15/24		3,937	3,925,735
	5.950%, 06/01/26		1,926	1,948,910

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Boeing Co.
2.600%, 10/30/25		1,827	$1,766,279
3.100%, 05/01/26		3,840	3,688,562
2.250%, 06/15/26		153	144,262
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	3,146	3,397,623
Boston Properties LP
3.200%, 01/15/25		87	85,958
Brixmor Operating Partnership LP
3.850%, 02/01/25		6,442	6,378,819
Broadcom, Inc.
3.625%, 10/15/24		1,400	1,394,167
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	1,834,729
Campbell Soup Co.
3.950%, 03/15/25		1,000	990,565
3.300%, 03/19/25		1,223	1,206,518
Capital One Financial Corp.
3.200%, 02/05/25		1,000	988,307
Carrier Global Corp.
2.242%, 02/15/25		79	77,662
Caterpillar Financial Services Corp., Floating Rate Note,
(r) SOFR + 0.450%, FRN, 5.815%, 11/14/24		2,000	2,001,705
(r) SOFR + 0.455%, FRN, 5.818%, 08/11/25		5,250	5,264,024
(r) SOFR + 0.520%, FRN, 5.885%, 05/14/27		1,274	1,277,141
Celanese U.S. Holdings LLC
1.400%, 08/05/26		6,800	6,318,488
Charles Schwab Corp., Floating Rate Note, SOFR + 1.050%, FRN
(r) 6.417%, 03/03/27		2,324	2,339,412
Citibank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.427%, 12/04/26		1,200	1,215,330
CNH Industrial Capital LLC
3.950%, 05/23/25		1,700	1,680,087
CNO Financial Group, Inc.
5.250%, 05/30/25		5,500	5,481,547
Constellation Energy Generation LLC
3.250%, 06/01/25		3,500	3,437,866
COPT Defense Properties LP
2.250%, 03/15/26		1,200	1,144,480
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		380	$376,623
	DCP Midstream Operating LP
	5.375%, 07/15/25		1,272	1,270,366
	Digital Stout Holding LLC
	4.250%, 01/17/25	GBP	2,000	2,558,091
	Discover Bank
	3.450%, 07/27/26		2,000	1,929,878
Discover Financial Services
	3.750%, 03/04/25		1,200	1,187,258
	4.500%, 01/30/26		2,500	2,471,301
	4.100%, 02/09/27		1,000	974,482
	Dominion Energy, Inc.
	3.300%, 03/15/25		600	591,927
	Dow Chemical Co.
	0.500%, 03/15/27	EUR	525	529,776
	DPL, Inc.
	4.125%, 07/01/25		2,000	1,954,165
	DTE Energy Co.
	1.050%, 06/01/25		2,300	2,219,517
	DXC Capital Funding DAC
	0.450%, 09/15/27	EUR	2,500	2,458,666
DXC Technology Co.
	1.750%, 01/15/26	EUR	2,000	2,111,734
#	1.800%, 09/15/26		3,000	2,796,216
	Eastman Chemical Co.
	3.800%, 03/15/25		1,000	990,843
Edison International
	3.550%, 11/15/24		600	595,524
	4.950%, 04/15/25		5,500	5,474,916
	Energy Transfer LP
	4.050%, 03/15/25		1,500	1,487,161
	EPR Properties
#	4.750%, 12/15/26		2,000	1,967,973
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		5,164	5,139,731
	Evergy, Inc.
	2.450%, 09/15/24		170	169,289
	Eversource Energy
	2.900%, 10/01/24		1,500	1,492,640
	Expedia Group, Inc.
	5.000%, 02/15/26		1,166	1,165,854
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		1,546	1,539,681
	Fidelity National Information Services, Inc.
	1.500%, 05/21/27	EUR	1,500	1,550,079
	Fiserv, Inc.
	3.200%, 07/01/26		1,188	1,152,915
Flex Ltd.
	4.750%, 06/15/25		650	645,701
	3.750%, 02/01/26		5,000	4,894,652
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,972,466

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	4.389%, 01/08/26		1,000	$985,321
	6.950%, 03/06/26		1,000	1,021,715
	Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	1,992,840
	General Motors Co.
	6.125%, 10/01/25		1,300	1,313,296
General Motors Financial Co., Inc.
	2.750%, 06/20/25		3,500	3,418,929
	1.250%, 01/08/26		300	284,028
	0.850%, 02/26/26	EUR	750	780,689
	5.250%, 03/01/26		1,473	1,475,404
Global Payments, Inc.
	1.500%, 11/15/24		540	533,432
#	1.200%, 03/01/26		1,600	1,506,234
	4.800%, 04/01/26		4,250	4,232,156
	GLP Capital LP/GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,116,437
Goldman Sachs Group, Inc.
	3.500%, 01/23/25		4,200	4,161,356
	3.375%, 03/27/25	EUR	3,500	3,782,375
	4.250%, 01/29/26	GBP	700	892,896
	Graphic Packaging International LLC
	4.125%, 08/15/24		824	821,754
	Hanesbrands, Inc.
Ω	4.875%, 05/15/26		2,500	2,448,566
	Harley-Davidson Financial Services, Inc.
	0.900%, 11/19/24	EUR	1,000	1,072,536
	HCA, Inc.
	5.375%, 02/01/25		6,350	6,338,096
	Healthcare Realty Holdings LP
	3.500%, 08/01/26		5,000	4,840,879
Hewlett Packard Enterprise Co.
	5.900%, 10/01/24		2,040	2,040,253
	1.750%, 04/01/26		2,000	1,898,461
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	5,750	6,130,999
	Howmet Aerospace, Inc.
	6.875%, 05/01/25		112	112,996
	HP, Inc.
	2.200%, 06/17/25		2,000	1,945,796
	Humana, Inc.
	3.850%, 10/01/24		3,000	2,990,783
	Huntington Bancshares, Inc.
	2.625%, 08/06/24		700	699,670
	Hyatt Hotels Corp.
	4.850%, 03/15/26		1,796	1,788,791
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	1,000	1,044,982
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Interstate Power & Light Co.
3.250%, 12/01/24		5,450	$5,408,050
Jabil, Inc.
1.700%, 04/15/26		5,825	5,500,026
Jefferies Financial Group, Inc.
4.850%, 01/15/27		2,000	1,995,434
John Deere Capital Corp., Floating Rate Note, SOFR + 0.440%, FRN
(r) 5.807%, 03/06/26		2,100	2,104,887
Johnson Controls International PLC
1.375%, 02/25/25	EUR	2,000	2,136,959
Kellanova
1.250%, 03/10/25	EUR	3,000	3,199,935
Kemper Corp.
# 4.350%, 02/15/25		722	717,213
KeyCorp, Floating Rate Note, SOFR + 1.250%, FRN
(r) 6.616%, 05/23/25		1,800	1,801,743
Kilroy Realty LP
3.450%, 12/15/24		2,000	1,981,463
Laboratory Corp. of America Holdings
1.550%, 06/01/26		1,914	1,797,970
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,923,967
Lennar Corp.
4.750%, 05/30/25		1,200	1,193,498
Lincoln National Corp.
# 3.350%, 03/09/25		1,000	987,388
LYB International Finance II BV
0.875%, 09/17/26	EUR	1,200	1,232,577
LYB International Finance III LLC
1.250%, 10/01/25		316	301,753
ManpowerGroup, Inc.
1.750%, 06/22/26	EUR	130	136,989
Marathon Petroleum Corp.
3.625%, 09/15/24		2,100	2,094,115
4.700%, 05/01/25		1,900	1,889,416
Marriott International, Inc.
3.750%, 03/15/25		5,000	4,943,744
McKesson Corp.
1.500%, 11/17/25	EUR	2,000	2,112,487
Micron Technology, Inc.
4.975%, 02/06/26		1,500	1,497,867
MPLX LP
4.875%, 12/01/24		1,550	1,545,724

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.063%, 05/07/25		232	$232,985
Netflix, Inc.
	5.875%, 02/15/25		3,000	3,012,359
Newell Brands, Inc.
	4.875%, 06/01/25		2,000	1,989,253
NextEra Energy Capital Holdings, Inc.
	4.255%, 09/01/24		986	984,300
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.127%, 01/29/26		1,290	1,295,299
NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26		1,000	959,655
Northrop Grumman Corp.
	2.930%, 01/15/25		1,400	1,384,066
Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,500	2,490,064
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		500	497,413
Oracle Corp.
	2.950%, 05/15/25		5,000	4,910,292
Parker-Hannifin Corp.
	1.125%, 03/01/25	EUR	2,000	2,130,844
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	566,463
Ω	1.700%, 06/15/26		5,150	4,831,091
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		1,066	1,054,349
Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	1,118	1,199,765
	2.750%, 03/19/25	EUR	2,000	2,151,392
Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		1,500	1,491,875
PNC Financial Services Group, Inc.
	2.200%, 11/01/24		108	107,052
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	4,000	4,264,203
Prologis LP
	3.000%, 06/02/26	EUR	2,100	2,263,643
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Public Storage Operating Co., Floating Rate Note, SOFR + 0.600%, FRN
(r)	5.948%, 07/25/25		4,111	$4,124,727
	Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,495,081
	Revvity, Inc.
	1.875%, 07/19/26	EUR	6,000	6,317,454
	Royalty Pharma PLC
	1.200%, 09/02/25		3,986	3,815,512
	Ryder System, Inc.
	2.500%, 09/01/24		2,100	2,093,060
	Seagate HDD Cayman
	4.750%, 01/01/25		1,500	1,490,897
	Sealed Air Corp.
Ω	5.500%, 09/15/25		2,500	2,493,055
	Sempra
	3.300%, 04/01/25		1,477	1,455,706
Simon Property Group LP
	2.000%, 09/13/24		6,850	6,820,036
	3.500%, 09/01/25		2,000	1,969,887
	SLM Corp.
	3.125%, 11/02/26		3,000	2,838,950
	Southwest Airlines Co.
	5.250%, 05/04/25		3,500	3,488,454
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	97,490
	Stryker Corp.
	0.250%, 12/03/24	EUR	2,000	2,138,291
	Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	3,300	3,559,228
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	11,900	8,590,513
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		6,000	5,883,948
Ventas Realty LP
	2.650%, 01/15/25		500	493,476
	4.125%, 01/15/26		2,500	2,464,508
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.141%, 03/20/26		3,200	3,234,917
	VMware LLC
	1.400%, 08/15/26		3,725	3,474,329
	Vontier Corp.
	1.800%, 04/01/26		3,500	3,303,350
	Vornado Realty LP
	2.150%, 06/01/26		6,100	5,724,844
Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	1,000	1,237,423
#	3.450%, 06/01/26		5,000	4,764,183
Wells Fargo & Co.
	1.625%, 06/02/25	EUR	1,600	1,703,548
	2.000%, 07/28/25	GBP	1,000	1,246,086
	2.975%, 05/19/26	CAD	2,500	1,771,122

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Western Digital Corp.
	4.750%, 02/15/26	3,000	$2,947,875
Western Union Co.
	1.350%, 03/15/26	5,000	4,709,355
Williams Cos., Inc.
	3.900%, 01/15/25	1,596	1,583,677
WP Carey, Inc.
	4.000%, 02/01/25	6,345	6,291,458
WRKCo, Inc.
	3.000%, 09/15/24	900	896,520
	4.650%, 03/15/26	5,500	5,461,745
Xerox Holdings Corp.
Ω	5.000%, 08/15/25	689	677,055
TOTAL UNITED STATES			409,062,576
TOTAL BONDS			783,348,702
U.S. TREASURY OBLIGATIONS — (5.6%)
U.S. Treasury Notes
#	3.250%, 08/31/24	15,000	14,969,531
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25	8,000	8,004,274
(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26	8,000	8,012,560
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.150%, FRN, 5.363%, 04/30/26	20,000	20,007,334
TOTAL U.S. TREASURY OBLIGATIONS			50,993,699
COMMERCIAL PAPER — (5.8%)
CANADA — (0.6%)
Alimentation Couche-Tard, Inc.
Ω	5.575%, 08/23/24	1,043	1,039,307
TELUS Corp.
Ω	5.671%, 10/29/24	2,000	1,972,550
Ω	5.652%, 12/03/24	1,000	981,181
TransCanada PipeLines Ltd.
Ω	5.635%, 09/09/24	1,500	1,490,833
TOTAL CANADA			5,483,871
GERMANY — (0.2%)
BASF SE
Ω	5.589%, 09/30/24	1,500	1,486,301
UNITED KINGDOM — (0.6%)
AstraZeneca PLC
Ω	5.459%, 09/05/24	3,450	3,431,094
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
Experian Finance PLC
Ω	5.503%, 08/09/24	2,000	$1,997,285
TOTAL UNITED KINGDOM			5,428,379
UNITED STATES — (4.4%)
American Honda Finance Corp.
	5.718%, 09/26/24	3,000	2,973,875
AT&T, Inc.
Ω	5.619%, 08/30/24	1,000	995,483
Canadian National Railway Co.
Ω	5.585%, 08/12/24	2,000	1,996,400
Ω	5.579%, 08/20/24	7,000	6,979,000
Cigna Group
Ω	5.529%, 09/03/24	8,000	7,958,540
Consolidated Edison Co. of New York, Inc.
Ω	5.638%, 09/05/24	2,750	2,734,930
Constellation Brands, Inc.
Ω	5.798%, 08/12/24	3,500	3,493,297
Ω	5.757%, 08/13/24	1,750	1,746,368
EIDP, Inc.
Ω	5.661%, 11/08/24	5,000	4,924,815
Ω	5.695%, 12/10/24	1,833	1,797,567
HSBC USA, Inc.
Ω	5.570%, 11/04/24	2,750	2,710,289
Intercontinental Exchange, Inc.
Ω	5.511%, 08/07/24	1,500	1,498,363
McCormick & Co., Inc.
Ω	5.541%, 09/13/24	500	496,639
TOTAL UNITED STATES			40,305,566
TOTAL COMMERCIAL PAPER (Cost $52,710,401)			52,704,117
TOTAL INVESTMENT SECURITIES (Cost $890,615,837)			887,046,518

		Shares
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	2,100,170	24,292,669
TOTAL INVESTMENTS — (100.0%)
(Cost $914,909,404)^^			$911,339,187

DFA Targeted Credit Portfolio
CONTINUED
As of July 31, 2024, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	1,280,512	USD	1,628,703	Citibank, N.A.	08/01/24	$17,460
GBP	9,480,755	USD	12,179,073	State Street Bank and Trust	08/01/24	8,915
USD	83,658,194	EUR	77,123,092	State Street Bank and Trust	08/09/24	165,050
EUR	6,383,105	USD	6,867,240	Royal Bank of Canada	08/29/24	49,546
EUR	1,895,566	USD	2,052,953	Citibank, N.A.	09/03/24	1,578
USD	10,991,790	CAD	15,001,674	State Street Bank and Trust	09/18/24	111,078
USD	9,365,929	CAD	12,866,325	State Street Bank and Trust	09/24/24	32,263
Total Appreciation						$385,890
USD	3,857,437	GBP	3,076,131	Australia and New Zealand Bank	08/01/24	$(97,084)
USD	17,133,343	GBP	13,690,850	Morgan Stanley and Co. International	08/01/24	(466,933)
GBP	6,005,714	USD	7,755,048	Societe Generale	08/01/24	(34,400)
EUR	1,495,105	USD	1,626,489	Citibank, N.A.	08/09/24	(7,894)
EUR	497,717	USD	543,130	Royal Bank of Canada	08/09/24	(4,304)
USD	6,106,204	EUR	5,644,581	State Street Bank and Trust	08/14/24	(6,024)
USD	83,256,177	EUR	77,568,657	State Street Bank and Trust	08/29/24	(797,877)
USD	12,256,141	GBP	9,538,285	State Street Bank and Trust	08/30/24	(9,146)
EUR	2,108,582	USD	2,298,809	Citibank, N.A.	09/03/24	(13,398)
USD	83,055,617	EUR	77,053,089	State Street Bank and Trust	09/03/24	(459,291)
CAD	2,275,446	USD	1,657,116	Bank of New York Mellon	09/18/24	(6,735)
USD	18,224,148	GBP	14,405,604	State Street Bank and Trust	09/20/24	(303,054)
Total (Depreciation)						$(2,206,140)
Total Appreciation (Depreciation)						$(1,820,250)
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$22,108,024	—	$22,108,024
Belgium	—	7,057,015	—	7,057,015
Canada	—	53,379,010	—	53,379,010
Denmark	—	16,587,672	—	16,587,672
France	—	44,813,009	—	44,813,009
Germany	—	47,518,297	—	47,518,297
Ireland	—	6,367,440	—	6,367,440
Italy	—	27,353,651	—	27,353,651
Japan	—	49,767,225	—	49,767,225
Luxembourg	—	6,625,428	—	6,625,428
Netherlands	—	12,870,781	—	12,870,781
Spain	—	18,658,988	—	18,658,988
Sweden	—	13,689,261	—	13,689,261
Switzerland	—	5,009,915	—	5,009,915
United Kingdom	—	42,480,410	—	42,480,410
United States	—	409,062,576	—	409,062,576
U.S. Treasury Obligations	—	50,993,699	—	50,993,699

DFA Targeted Credit Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$52,704,117	—	$52,704,117
Securities Lending Collateral	—	24,292,669	—	24,292,669
Total Investments in Securities	—	$911,339,187	—	$911,339,187
Financial Instruments
Assets
Forward Currency Contracts**	—	385,890	—	385,890
Liabilities
Forward Currency Contracts**	—	(2,206,140)	—	(2,206,140)
Total Financial Instruments	—	$(1,820,250)	—	$(1,820,250)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (13.5%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		5,760	$5,574,032
Federal Home Loan Banks
	2.750%, 12/13/24		37,645	37,320,393
	3.125%, 09/12/25		10,000	9,829,207
	5.750%, 06/12/26		6,000	6,141,107
	2.500%, 12/10/27		4,000	3,795,745
	3.000%, 03/10/28		30,815	29,734,077
	3.250%, 06/09/28		109,035	106,020,578
	3.250%, 11/16/28		91,250	88,542,135
	2.125%, 09/14/29		10,000	9,134,924
	2.125%, 12/14/29		23,735	21,469,195
	5.500%, 07/15/36		22,355	24,940,691
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		76,476	86,235,641
#	6.750%, 03/15/31		100,575	115,976,328
#	6.250%, 07/15/32		85,446	97,791,770
Federal National Mortgage Association
#	2.125%, 04/24/26		86,000	82,850,913
	1.875%, 09/24/26		116,529	110,836,047
#	0.750%, 10/08/27		71,250	64,202,430
#	6.250%, 05/15/29		102,508	112,726,359
	7.125%, 01/15/30		72,196	83,048,222
#	7.250%, 05/15/30		72,729	84,618,322
#	0.875%, 08/05/30		209,150	173,823,883
	6.625%, 11/15/30		93,212	106,149,046
Tennessee Valley Authority
	2.875%, 02/01/27		31,804	30,816,651
	7.125%, 05/01/30		70,383	81,231,482
	4.650%, 06/15/35		5,000	5,103,488
	3.500%, 12/15/42		15,000	12,690,162
TOTAL AGENCY OBLIGATIONS				1,590,602,828
BONDS — (47.6%)
AUSTRALIA — (4.1%)
ANZ New Zealand International Ltd.
	0.200%, 09/23/27	EUR	3,600	3,552,733
APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		4,000	3,821,422
Australia & New Zealand Banking Group Ltd.
	1.650%, 01/16/25	AUD	6,150	3,966,601
	5.350%, 11/04/27	AUD	35,090	23,492,627
	4.950%, 09/11/28	AUD	25,130	16,639,034
	4.950%, 02/05/29	AUD	7,800	5,164,697
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)	3M Swap + 0.750%, FRN, 5.107%, 09/11/26	AUD	10,000	$6,563,816
(r)Ω	SOFR + 0.810%, FRN, 6.178%, 01/18/27		9,500	9,548,799
(r)	3M Swap + 1.200%, FRN, 5.612%, 11/04/27	AUD	10,000	6,639,987
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	5,000	3,255,402
	2.400%, 01/14/27	AUD	4,500	2,796,197
	4.400%, 08/18/27	AUD	6,120	3,984,444
	5.000%, 01/13/28	AUD	12,640	8,370,574
	4.900%, 08/17/28	AUD	41,750	27,608,802
Commonwealth Bank of Australia, Floating Rate Note,
(r)Ω	SOFR + 0.400%, FRN, 5.748%, 07/07/25		15,000	15,000,600
(r)	3M Swap + 0.750%, FRN, 5.095%, 08/17/26	AUD	10,850	7,121,937
Glencore Funding LLC
Ω	2.500%, 09/01/30		4,600	3,994,363
#Ω	2.850%, 04/27/31		33,500	28,834,436
Ω	2.625%, 09/23/31		9,800	8,253,426
National Australia Bank Ltd.
	2.350%, 02/25/25	AUD	11,100	7,163,912
	3.900%, 05/30/25	AUD	1,208	785,143
(r)	3M Swap + 0.410%, FRN, 4.750%, 08/24/26	AUD	19,900	12,974,570
(r)	3M Swap + 0.850%, FRN, 5.204%, 11/16/26	AUD	19,000	12,494,417
	2.900%, 02/25/27	AUD	4,750	2,981,776
(r)	3M Swap + 0.720%, FRN, 5.055%, 02/25/27	AUD	53,140	34,832,463
	4.950%, 11/25/27	AUD	23,090	15,274,274
	4.400%, 05/12/28	AUD	5,640	3,663,836
(r)	3M Swap + 1.000%, FRN, 5.370%, 05/12/28	AUD	15,500	10,223,246
	5.400%, 11/16/28	AUD	5,000	3,368,744
	4.850%, 03/22/29	AUD	30,000	19,774,956

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω	5.988%, 06/11/27		5,000	$5,002,555
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		1,200	1,192,930
Westpac Banking Corp.
	2.700%, 03/17/25	AUD	1,700	1,098,206
	4.600%, 02/16/26	AUD	10,000	6,535,411
(r)	3M Swap + 0.750%, FRN, 5.132%, 08/10/26	AUD	23,500	15,420,818
(r)	3M Swap + 0.700%, FRN, 5.191%, 01/25/27	AUD	16,900	11,069,316
	5.300%, 11/11/27	AUD	7,300	4,879,814
	4.800%, 02/16/28	AUD	12,000	7,895,291
(r)	3M Swap + 0.980%, FRN, 5.334%, 02/16/28	AUD	6,500	4,284,997
	5.000%, 09/19/28	AUD	45,000	29,837,853
	5.000%, 01/15/29	AUD	46,600	30,904,684
	2.150%, 06/03/31		56,200	48,153,291
Westpac Banking Corp., Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.789%, 04/16/26		4,700	4,696,429
TOTAL AUSTRALIA				483,118,829
BELGIUM — (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
	5.875%, 06/15/35		2,846	3,068,031
	4.375%, 04/15/38		5,800	5,422,993
	5.450%, 01/23/39		12,986	13,504,641
	4.950%, 01/15/42		5,000	4,827,670
Dexia SA
	0.500%, 01/17/25	EUR	14,800	15,791,455
TOTAL BELGIUM				42,614,790
CANADA — (2.7%)
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		15,600	12,080,835
Bank of Nova Scotia
	2.490%, 09/23/24	CAD	27,400	19,785,195
	2.450%, 02/02/32		24,575	20,891,383
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,586,312
	5.750%, 05/01/43		4,000	4,105,399
Brookfield Finance, Inc.
	4.350%, 04/15/30		5,500	5,344,107
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	12,100	$8,749,177
6.092%, 10/03/33		4,800	5,098,267
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.940%, FRN
(r) 6.309%, 06/28/27		16,394	16,425,143
Canadian Natural Resources Ltd.
2.950%, 07/15/30		12,722	11,415,965
5.850%, 02/01/35		3,000	3,061,477
6.250%, 03/15/38		6,000	6,349,088
6.750%, 02/01/39		5,000	5,466,174
CPPIB Capital, Inc.
4.400%, 01/15/29	AUD	15,000	9,816,703
Emera U.S. Finance LP
2.639%, 06/15/31		3,000	2,544,402
Enbridge Energy Partners LP
7.500%, 04/15/38		7,825	9,208,839
Export Development Canada, Floating Rate Note, SOFR + 0.330%, FRN
(r) 0.000%, 08/01/28		17,980	17,995,239
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31		3,400	3,019,057
Nutrien Ltd.
3.000%, 04/01/25		3,460	3,407,694
Province of Alberta
3.600%, 04/11/28	AUD	2,900	1,828,758
Province of Quebec
3.750%, 09/01/24	CAD	25,000	18,089,306
Rogers Communications, Inc.
7.500%, 08/15/38		2,500	2,974,120
Royal Bank of Canada
2.609%, 11/01/24	CAD	8,200	5,909,654
3.403%, 03/24/25	CAD	4,200	3,024,614
5.000%, 01/24/28	GBP	6,100	7,921,060
5.000%, 02/01/33		5,000	5,045,350
Royal Bank of Canada, Floating Rate Note, SOFR + 1.080%, FRN
(r) 6.447%, 07/20/26		6,000	6,053,760
Suncor Energy, Inc.
6.800%, 05/15/38		10,283	11,427,312
6.850%, 06/01/39		3,000	3,345,443
Toronto-Dominion Bank
3.200%, 03/10/32		40,300	35,802,036
# 4.456%, 06/08/32		20,850	20,178,382
TransCanada PipeLines Ltd.
4.625%, 03/01/34		20,566	19,766,999

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	6.200%, 10/15/37		3,000	$3,175,846
	7.250%, 08/15/38		7,000	8,141,728
	6.100%, 06/01/40		400	415,360
TOTAL CANADA				322,450,184
FINLAND — (0.2%)
Kuntarahoitus OYJ
Δ	0.000%, 11/15/24	EUR	14,000	14,998,469
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.108%, 03/19/27		2,925	2,935,855
TOTAL FINLAND				17,934,324
FRANCE — (0.4%)
Banque Federative du Credit Mutuel SA
	1.750%, 12/19/24	GBP	5,000	6,331,534
BNP Paribas SA
	1.875%, 12/14/27	GBP	4,000	4,676,184
Ω	4.400%, 08/14/28		2,200	2,157,921
BPCE SA
	0.625%, 09/26/24	EUR	6,900	7,431,755
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 6.238%, 03/11/27		2,000	2,002,534
	1.375%, 05/03/27	EUR	2,300	2,376,565
Ω	5.514%, 07/05/33		5,000	5,184,273
LeasePlan Corp. NV
	2.125%, 05/06/25	EUR	5,000	5,350,968
Societe Generale SA
Ω	3.000%, 01/22/30		5,000	4,454,722
TotalEnergies Capital International SA
	2.986%, 06/29/41		9,527	7,112,641
TOTAL FRANCE				47,079,097
GERMANY — (0.9%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		1,053	1,049,608
Ω	4.375%, 12/15/28		10,200	9,851,051
Ω	3.600%, 07/15/42		595	411,377
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		9,544	9,500,485
Daimler Truck Finance North America LLC
	5.500%, 09/20/33		5,000	5,112,053
Deutsche Bank AG
	2.625%, 02/12/26	EUR	4,800	5,127,849
E.ON International Finance BV
Ω	6.650%, 04/30/38		9,000	9,902,188
Heidelberg Materials AG
	1.500%, 02/07/25	EUR	4,000	4,279,966
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau
	4.300%, 07/13/27	AUD	10,000	$6,563,218
	4.200%, 02/08/29	AUD	4,000	2,613,789
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		10,899	13,185,057
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		6,161	4,625,250
T-Mobile USA, Inc.
	4.375%, 04/15/40		8,000	7,093,522
	3.000%, 02/15/41		400	294,571
Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	1,400	1,515,856
	0.125%, 03/24/25	EUR	4,800	5,075,127
Volkswagen Group of America Finance LLC
Ω	5.900%, 09/12/33		14,800	15,388,632
Volkswagen Leasing GmbH
	1.375%, 01/20/25	EUR	1,083	1,159,364
TOTAL GERMANY				102,748,963
HONG KONG — (0.0%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		1,100	1,010,143
	3.625%, 03/24/32		3,800	3,443,219
TOTAL HONG KONG				4,453,362
IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		3,309	2,667,910
ITALY — (0.1%)
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,800	14,886,317
JAPAN — (2.4%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		11,653	9,568,356
Ω	2.500%, 02/10/41		30,950	20,767,952
American Honda Finance Corp., Floating Rate Note, SOFR + 0.710%, FRN
(r)	6.078%, 07/09/27		8,882	8,891,397
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	6,600	7,089,557
Japan Government Five Year Bonds
	0.300%, 12/20/28	JPY	2,000,000	13,177,264

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

JAPAN — (Continued)
Japan Government Ten Year Bonds
0.100%, 09/20/27	JPY	2,000,000	$13,184,607
0.100%, 06/20/28	JPY	1,000,000	6,557,124
0.100%, 09/20/28	JPY	5,100,000	33,389,586
0.100%, 12/20/28	JPY	1,500,000	9,797,336
Japan Government Twenty Year Bonds
2.100%, 03/20/26	JPY	2,000,000	13,727,980
Mitsubishi UFJ Financial Group, Inc.
0.872%, 09/07/24	EUR	5,000	5,395,535
3.741%, 03/07/29		300	288,944
3.195%, 07/18/29		4,977	4,637,566
2.048%, 07/17/30		13,830	11,853,479
# 4.286%, 07/26/38		400	374,684
3.751%, 07/18/39		11,191	9,695,233
MUFG Bank Ltd.
3.250%, 09/08/24		3,237	3,227,969
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	9,084,638
2.679%, 07/16/30		3,600	3,135,545
# 2.608%, 07/14/31		10,000	8,428,201
NTT Finance Corp.
0.010%, 03/03/25	EUR	1,500	1,589,732
ORIX Corp.
2.250%, 03/09/31		9,600	8,147,503
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	7,486	8,057,001
3.040%, 07/16/29		17,527	16,155,450
2.130%, 07/08/30		14,250	12,218,905
2.222%, 09/17/31		9,265	7,714,626
# 5.808%, 09/14/33		5,000	5,290,652
2.296%, 01/12/41		7,700	5,259,272
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, SOFR + 1.170%, FRN
(r) 6.539%, 07/09/29		21,250	21,406,719
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	1,428	1,539,076
TOTAL JAPAN			279,651,889
NETHERLANDS — (0.8%)
BNG Bank NV
3.500%, 07/19/27	AUD	5,834	3,728,714
3.300%, 07/17/28	AUD	10,000	6,297,761
Cooperatieve Rabobank UA
(r) SOFR + 0.710%, FRN, 6.079%, 01/09/26		10,500	10,547,219
(r) 3M Swap + 0.880%, FRN, 5.215%, 05/22/26	AUD	500	328,561
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
(r) 3M Swap + 0.730%, FRN, 5.210%, 01/27/27	AUD	1,600	$1,046,525
(r) 3M Swap + 0.870%, FRN, 5.205%, 02/26/27	AUD	7,800	5,118,893
(r) SOFR + 0.710%, FRN, 6.077%, 03/05/27		5,500	5,517,973
(r) 3M Swap + 1.150%, FRN, 5.493%, 11/21/28	AUD	25,000	16,532,089
5.051%, 02/26/29	AUD	25,730	17,049,744
(r) 3M Swap + 1.030%, FRN, 5.365%, 02/26/29	AUD	5,700	3,746,414
5.250%, 05/24/41		5,700	5,775,771
ING Groep NV
3.000%, 02/18/26	GBP	1,200	1,502,281
4.050%, 04/09/29		4,000	3,867,061
Nederlandse Waterschapsbank NV
3.400%, 07/22/25	AUD	4,100	2,652,777
3.450%, 07/17/28	AUD	25,100	15,902,236
TOTAL NETHERLANDS			99,614,019
NEW ZEALAND — (0.1%)
New Zealand Local Government Funding Agency Bonds
4.700%, 08/01/28	AUD	19,638	12,991,314
NORWAY — (0.2%)
Equinor ASA
1.750%, 01/22/26		3,000	2,875,108
Kommunalbanken AS
4.250%, 07/16/25	AUD	1,000	652,203
4.350%, 01/18/28	AUD	12,000	7,859,577
3.400%, 07/24/28	AUD	1,692	1,068,358
Norsk Hydro ASA
1.125%, 04/11/25	EUR	5,000	5,311,899
TOTAL NORWAY			17,767,145
SPAIN — (0.7%)
Banco Bilbao Vizcaya Argentaria SA
0.375%, 10/02/24	EUR	5,000	5,380,568
3.375%, 09/20/27	EUR	15,000	16,372,645
Banco Santander SA
3.800%, 02/23/28		4,800	4,601,571
3.490%, 05/28/30		4,000	3,679,469
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	17,416,850
Telefonica Emisiones SA
7.045%, 06/20/36		13,000	14,557,936

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
Telefonica Europe BV
	8.250%, 09/15/30		16,567	$19,165,240
TOTAL SPAIN				81,174,279
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.6%)
African Development Bank
	4.000%, 01/10/25	AUD	19,170	12,502,131
	3.300%, 07/27/27	AUD	5,000	3,181,106
	3.350%, 08/08/28	AUD	10,400	6,556,465
Asian Development Bank
	3.300%, 08/08/28	AUD	5,000	3,161,263
European Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.330%, FRN, 5.695%, 02/20/28		30,400	30,438,608
(r)	SOFR + 0.300%, FRN, 5.665%, 02/16/29		3,772	3,766,777
European Investment Bank
	4.750%, 08/07/24	AUD	9,000	5,885,750
	1.700%, 11/15/24	AUD	3,880	2,517,548
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.350%, FRN, 5.719%, 10/04/27		3,000	3,001,707
(r)	SOFR + 0.300%, FRN, 5.663%, 02/15/29		34,000	33,917,749
(r)	SOFR + 0.370%, FRN, 0.000%, 08/01/29		10,000	10,004,692
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.270%, FRN, 5.624%, 06/15/27		45,000	44,964,368
(r)	SOFR + 0.430%, FRN, 5.794%, 08/19/27		22,500	22,627,125
International Finance Corp.
	0.750%, 05/24/28	AUD	5,000	2,874,166
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				185,399,455
			Face Amount^	Value†
			(000)

SWEDEN — (0.1%)
Svenska Handelsbanken AB, Floating Rate Note,
(r)	3M Swap + 0.450%, FRN, 4.805%, 03/04/26	AUD	5,550	$3,617,305
(r)	SOFR + 1.250%, FRN, 1.300%, 06/15/26		3,450	3,497,586
(r)	3M Euribor + 0.450%, FRN, 4.205%, 03/08/27	EUR	8,300	9,006,748
TOTAL SWEDEN				16,121,639
SWITZERLAND — (0.1%)
UBS AG
	0.010%, 03/31/26	EUR	2,000	2,052,206
UBS Group AG
Ω	4.125%, 09/24/25		10,990	10,846,811
TOTAL SWITZERLAND				12,899,017
UNITED KINGDOM — (1.1%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,750	3,945,823
Ω	5.950%, 10/15/33		6,500	6,676,025
AstraZeneca PLC
	6.450%, 09/15/37		3,700	4,222,164
Barclays PLC
	3.650%, 03/16/25		14,330	14,166,297
BAT Capital Corp.
	4.906%, 04/02/30		20,600	20,525,776
Diageo Capital PLC
	2.125%, 04/29/32		2,555	2,121,974
HSBC Holdings PLC
	0.875%, 09/06/24	EUR	7,520	8,115,341
	4.950%, 03/31/30		12,700	12,779,903
#	6.100%, 01/14/42		4,500	4,924,342
Lloyds Banking Group PLC
	3.750%, 01/11/27		3,530	3,438,558
London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	3,170	3,417,267
LSEGA Financing PLC
Ω	3.200%, 04/06/41		24,202	18,588,175
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	6,323	6,729,731
Nationwide Building Society
#Ω	3.900%, 07/21/25		4,200	4,151,636
RELX Capital, Inc.
	4.750%, 05/20/32		3,633	3,610,193
Reynolds American, Inc.
	7.250%, 06/15/37		585	654,362

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED KINGDOM — (Continued)
Vodafone Group PLC
7.875%, 02/15/30	7,107	$8,186,026
TOTAL UNITED KINGDOM		126,253,593
UNITED STATES — (31.7%)
3M Co.
2.875%, 10/15/27	3,334	3,160,467
# 5.700%, 03/15/37	3,500	3,721,796
Abbott Laboratories
2.950%, 03/15/25	5,200	5,132,875
4.750%, 04/15/43	40,000	38,706,686
AbbVie, Inc.
3.600%, 05/14/25	300	296,235
4.500%, 05/14/35	1,000	968,280
4.300%, 05/14/36	5,000	4,728,203
Acuity Brands Lighting, Inc.
2.150%, 12/15/30	1,642	1,391,250
AEP Texas, Inc.
4.700%, 05/15/32	20,000	19,399,022
Aetna, Inc.
3.500%, 11/15/24	4,959	4,927,917
6.750%, 12/15/37	8,500	9,369,798
4.500%, 05/15/42	2,800	2,398,474
Affiliated Managers Group, Inc.
3.300%, 06/15/30	21,400	19,544,283
Air Products & Chemicals, Inc.
2.700%, 05/15/40	400	293,225
Allegion PLC
3.500%, 10/01/29	10,000	9,387,460
Allstate Corp.
5.250%, 03/30/33	4,400	4,488,393
5.350%, 06/01/33	7,500	7,693,399
Altria Group, Inc.
3.400%, 05/06/30	10,700	9,900,728
2.450%, 02/04/32	27,231	22,607,341
3.400%, 02/04/41	6,800	5,063,613
4.250%, 08/09/42	400	329,978
4.500%, 05/02/43	9,100	7,694,726
Amazon.com, Inc.
2.875%, 05/12/41	10,000	7,619,282
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	2,500	2,193,866
Amdocs Ltd.
2.538%, 06/15/30	2,000	1,762,247
American Express Co.
3.300%, 05/03/27	4,396	4,238,534
American Tower Corp.
2.700%, 04/15/31	300	260,416
2.300%, 09/15/31	6,375	5,340,081
4.050%, 03/15/32	2,325	2,184,321
Ameriprise Financial, Inc.
4.500%, 05/13/32	8,200	8,018,409
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Amgen, Inc.
2.300%, 02/25/31	3,400	$2,921,014
2.000%, 01/15/32	9,200	7,591,803
3.350%, 02/22/32	14,200	12,893,617
3.150%, 02/21/40	26,545	20,358,693
2.800%, 08/15/41	26,250	18,996,748
Analog Devices, Inc.
3.450%, 06/15/27	3,531	3,437,311
2.800%, 10/01/41	1,800	1,314,300
Aon Corp.
4.500%, 12/15/28	2,300	2,273,752
2.800%, 05/15/30	13,400	12,053,458
Apple, Inc.
2.375%, 02/08/41	4,000	2,862,906
3.850%, 05/04/43	3,500	3,031,902
Applied Materials, Inc.
5.850%, 06/15/41	400	434,917
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,428,035
2.600%, 08/15/29	4,846	4,382,673
2.200%, 12/15/31	31,150	25,716,847
5.050%, 09/01/41	400	374,921
Arrow Electronics, Inc.
3.875%, 01/12/28	11,938	11,450,919
Assurant, Inc.
2.650%, 01/15/32	4,000	3,351,695
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	4,600	4,031,996
AT&T, Inc.
2.550%, 12/01/33	18,868	15,429,887
3.500%, 06/01/41	30,700	24,155,754
4.300%, 12/15/42	3,000	2,570,347
Autodesk, Inc.
4.375%, 06/15/25	3,015	2,992,097
3.500%, 06/15/27	9,509	9,207,328
Avnet, Inc.
4.625%, 04/15/26	4,760	4,713,882
3.000%, 05/15/31	17,500	14,997,778
5.500%, 06/01/32	13,180	13,031,480
AXIS Specialty Finance PLC
4.000%, 12/06/27	19,920	19,307,466
Baker Hughes Holdings LLC
5.125%, 09/15/40	2,677	2,610,846
Bank of America Corp.
5.875%, 02/07/42	31,300	33,531,845
Bank of New York Mellon Corp.
1.600%, 04/24/25	14,050	13,694,574
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	17,500	15,311,187
1.450%, 10/15/30	73,603	62,081,191
5.750%, 01/15/40	8,956	9,727,049
4.300%, 05/15/43	1,900	1,720,434

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Berkshire Hathaway, Inc.
	3.125%, 03/15/26		8,285	$8,115,563
#	4.500%, 02/11/43		3,500	3,363,682
Best Buy Co., Inc.
	4.450%, 10/01/28		17,993	17,792,732
	1.950%, 10/01/30		12,200	10,398,866
Biogen, Inc.
	2.250%, 05/01/30		19,587	17,050,244
Black Hills Corp.
	2.500%, 06/15/30		2,250	1,943,710
	4.350%, 05/01/33		5,728	5,289,915
BlackRock, Inc.
	2.400%, 04/30/30		31,033	27,612,186
	1.900%, 01/28/31		22,957	19,412,409
Boardwalk Pipelines LP
	3.600%, 09/01/32		9,310	8,202,507
Boeing Co.
	2.500%, 03/01/25		6,399	6,274,243
	3.200%, 03/01/29		2,220	2,014,055
	2.950%, 02/01/30		5,400	4,748,681
	3.600%, 05/01/34		2,000	1,665,130
	3.250%, 02/01/35		1,933	1,534,195
	3.550%, 03/01/38		1,239	932,477
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	8,900	9,611,840
Boston Scientific Corp.
	4.550%, 03/01/39		1,264	1,211,986
BP Capital Markets America, Inc.
	2.721%, 01/12/32		1,500	1,302,643
	3.060%, 06/17/41		50,100	37,687,810
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		3,000	3,074,989
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		21,400	19,108,946
	2.350%, 11/13/40		400	273,400
	3.550%, 03/15/42		800	640,586
Brixmor Operating Partnership LP
	4.050%, 07/01/30		5,600	5,321,895
Broadcom, Inc.
	4.300%, 11/15/32		31,000	29,583,704
Ω	2.600%, 02/15/33		200	165,607
Ω	3.419%, 04/15/33		200	176,573
Ω	3.469%, 04/15/34		5,000	4,366,620
Ω	3.137%, 11/15/35		17,502	14,443,060
Ω	4.926%, 05/15/37		1,000	965,002
Ω	3.500%, 02/15/41		8,150	6,417,620
Brown & Brown, Inc.
	4.200%, 09/15/24		4,660	4,646,651
	2.375%, 03/15/31		3,000	2,523,401
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		14,600	14,140,178
Burlington Northern Santa Fe LLC
	6.150%, 05/01/37		800	887,829
	5.750%, 05/01/40		400	419,917
	5.050%, 03/01/41		400	390,080
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
5.400%, 06/01/41		400	$405,012
4.950%, 09/15/41		400	385,562
4.400%, 03/15/42		400	360,981
5.150%, 09/01/43		400	394,868
Capital One Financial Corp.
3.200%, 02/05/25		2,300	2,273,106
3.800%, 01/31/28		3,600	3,472,113
Carrier Global Corp.
2.700%, 02/15/31		2,100	1,853,271
Caterpillar, Inc.
3.803%, 08/15/42		800	672,601
Cencora, Inc.
2.800%, 05/15/30		29,884	26,831,837
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		4,478	4,354,404
Charles Schwab Corp.
3.000%, 03/10/25		12,777	12,599,453
3.625%, 04/01/25		5,758	5,691,723
1.950%, 12/01/31		700	573,251
2.900%, 03/03/32		14,300	12,444,300
Chevron Corp.
1.554%, 05/11/25		3,254	3,168,990
Choice Hotels International, Inc.
3.700%, 12/01/29		1,470	1,349,639
Chubb Corp.
6.000%, 05/11/37		400	435,850
6.500%, 05/15/38		400	459,246
Cigna Group
3.400%, 03/01/27		4,966	4,807,292
2.400%, 03/15/30		493	436,946
2.375%, 03/15/31		18,767	16,092,942
4.800%, 08/15/38		37,897	35,973,169
3.200%, 03/15/40		15,445	11,713,741
Cincinnati Financial Corp.
6.920%, 05/15/28		2,800	3,010,019
Cisco Systems, Inc.
5.500%, 01/15/40		5,000	5,194,850
Citigroup, Inc.
1.750%, 01/28/25	EUR	4,200	4,502,772
8.125%, 07/15/39		15,697	20,134,969
5.875%, 01/30/42		26,650	28,149,789
Clorox Co.
3.900%, 05/15/28		3,912	3,814,058
CME Group, Inc.
5.300%, 09/15/43		2,600	2,677,732
CNA Financial Corp.
4.500%, 03/01/26		13,822	13,726,516
3.900%, 05/01/29		850	819,349
5.500%, 06/15/33		5,000	5,106,868
CNO Financial Group, Inc.
5.250%, 05/30/29		4,800	4,724,633
Coca-Cola Co.
2.875%, 05/05/41		400	302,141
Comcast Corp.
4.250%, 01/15/33		15,667	14,964,212

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	7.050%, 03/15/33	14,000	$16,029,465
	4.200%, 08/15/34	400	375,526
	6.500%, 11/15/35	400	446,990
	3.200%, 07/15/36	400	332,521
	3.900%, 03/01/38	1,200	1,046,466
	4.600%, 10/15/38	5,700	5,351,787
	6.550%, 07/01/39	400	450,791
	3.250%, 11/01/39	2,200	1,743,947
	3.750%, 04/01/40	15,900	13,209,800
Conagra Brands, Inc.
	5.300%, 11/01/38	34,100	33,212,440
ConocoPhillips
	5.900%, 05/15/38	400	425,447
	6.500%, 02/01/39	800	904,725
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,270,151
	5.300%, 03/01/35	400	407,516
	6.750%, 04/01/38	400	454,414
	5.500%, 12/01/39	400	405,762
	5.700%, 06/15/40	400	409,241
	4.200%, 03/15/42	1,174	1,001,992
	3.950%, 03/01/43	400	328,664
Constellation Brands, Inc.
	3.150%, 08/01/29	5,800	5,378,339
Constellation Energy Generation LLC
	6.250%, 10/01/39	1,289	1,382,515
	5.750%, 10/01/41	2,300	2,313,385
Continental Resources, Inc.
	4.900%, 06/01/44	3,500	2,955,998
Corebridge Financial, Inc.
	4.350%, 04/05/42	400	340,513
Costco Wholesale Corp.
	1.600%, 04/20/30	8,754	7,526,313
Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	6,729,664
Ω	4.800%, 02/01/35	10,552	9,854,927
Ω	4.700%, 12/15/42	4,700	3,993,256
Crown Castle, Inc.
	2.100%, 04/01/31	300	249,188
	2.900%, 04/01/41	19,205	13,712,013
CSX Corp.
	4.750%, 05/30/42	400	372,322
CVS Health Corp.
	3.375%, 08/12/24	10,857	10,848,591
	3.250%, 08/15/29	3,000	2,778,318
	4.125%, 04/01/40	15,494	12,831,426
	2.700%, 08/21/40	7,400	5,066,623
	6.000%, 06/01/44	4,500	4,523,203
Deere & Co.
	3.900%, 06/09/42	400	343,999
Dell International LLC/EMC Corp.
	3.375%, 12/15/41	5,509	4,158,213
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Devon Energy Corp.
	5.600%, 07/15/41	15,858	$15,217,264
	4.750%, 05/15/42	3,400	2,927,610
DH Europe Finance II SARL
	3.250%, 11/15/39	400	326,313
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32	9,525	8,263,558
Discovery Communications LLC
	3.450%, 03/15/25	4,209	4,149,536
Dominion Energy, Inc.
	4.900%, 08/01/41	5,000	4,535,149
Dow Chemical Co.
	5.250%, 11/15/41	400	380,424
	4.375%, 11/15/42	2,116	1,806,423
Duke Energy Corp.
	3.300%, 06/15/41	25,250	18,944,418
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,278,412
Ω	2.775%, 01/07/32	641	537,611
Eastman Chemical Co.
	4.800%, 09/01/42	20,700	18,551,452
Eaton Corp.
	4.000%, 11/02/32	8,105	7,742,086
Eaton Vance Corp.
	3.500%, 04/06/27	9,262	8,975,304
Ecolab, Inc.
	5.500%, 12/08/41	1,000	1,029,618
Elevance Health, Inc.
	3.500%, 08/15/24	3,786	3,782,738
	4.101%, 03/01/28	9,308	9,129,324
	5.950%, 12/15/34	11,300	12,026,187
	6.375%, 06/15/37	4,100	4,495,575
	4.625%, 05/15/42	5,400	4,886,035
Enbridge Energy Partners LP
	5.500%, 09/15/40	1,264	1,239,702
Energy Transfer LP
	6.050%, 06/01/41	400	404,179
	5.300%, 04/01/44	2,000	1,842,564
Enterprise Products Operating LLC
	6.875%, 03/01/33	1,400	1,587,949
	7.550%, 04/15/38	2,557	3,107,654
	6.125%, 10/15/39	6,217	6,740,787
	6.450%, 09/01/40	5,235	5,781,850
	5.700%, 02/15/42	1,600	1,638,570
	4.850%, 08/15/42	400	371,308
Equifax, Inc.
	3.100%, 05/15/30	200	182,803
Equinix, Inc.
	3.200%, 11/18/29	2,500	2,310,095
	2.500%, 05/15/31	5,700	4,894,792
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	6,559,029
Ω	5.625%, 03/15/42	400	410,127

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Eversource Energy
	4.250%, 04/01/29		600	$582,925
	Exelon Corp.
	3.400%, 04/15/26		2,666	2,604,202
	Extra Space Storage LP
	2.350%, 03/15/32		13,100	10,710,397
Exxon Mobil Corp.
	2.995%, 08/16/39		2,200	1,737,031
	4.227%, 03/19/40		8,200	7,425,782
FedEx Corp.
	4.900%, 01/15/34		2,075	2,072,631
	3.900%, 02/01/35		2,800	2,559,189
	3.250%, 05/15/41		9,750	7,333,378
Fidelity National Financial, Inc.
	3.400%, 06/15/30		19,454	17,628,301
	2.450%, 03/15/31		1,800	1,509,167
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		10,400	7,657,146
	First American Financial Corp.
	2.400%, 08/15/31		16,044	13,073,660
Flex Ltd.
	4.875%, 06/15/29		2,040	2,015,602
	4.875%, 05/12/30		4,000	3,942,593
	Flowserve Corp.
	2.800%, 01/15/32		29,138	24,703,964
	FMR LLC
Ω	4.950%, 02/01/33		2,400	2,393,826
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		3,900	3,611,167
	4.000%, 03/25/32		414	385,069
	Fox Corp.
	5.476%, 01/25/39		2,000	1,970,754
GATX Corp.
	3.250%, 03/30/25		3,170	3,118,781
	3.500%, 06/01/32		6,850	6,081,215
General Dynamics Corp.
	4.250%, 04/01/40		5,000	4,491,914
	2.850%, 06/01/41		400	294,867
	General Motors Co.
	5.150%, 04/01/38		3,669	3,454,920
General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	4,600	4,912,924
	5.250%, 03/01/26		9,736	9,751,888
	3.600%, 06/21/30		6,000	5,515,991
	3.100%, 01/12/32		8,400	7,232,860
	Georgia Power Co.
	4.300%, 03/15/42		400	349,443
	Georgia-Pacific LLC
	7.750%, 11/15/29		800	912,423
Gilead Sciences, Inc.
	4.600%, 09/01/35		800	775,028
	4.000%, 09/01/36		4,050	3,662,991
	2.600%, 10/01/40		7,300	5,177,608
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	5.650%, 12/01/41		10,300	$10,592,753
	GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38		413	467,720
	Global Payments, Inc.
	2.900%, 11/15/31		400	343,245
	Globe Life, Inc.
	4.800%, 06/15/32		10,000	9,541,643
Goldman Sachs Group, Inc.
	0.125%, 08/19/24	EUR	2,900	3,133,246
	3.750%, 05/22/25		6,213	6,137,704
	3.750%, 02/25/26		5,700	5,602,523
	2.600%, 02/07/30		4,600	4,118,886
	3.800%, 03/15/30		12,000	11,437,461
	6.125%, 02/15/33		1,621	1,760,377
	6.250%, 02/01/41		4,350	4,780,185
Halliburton Co.
	4.850%, 11/15/35		400	392,872
	6.700%, 09/15/38		5,760	6,501,433
	7.450%, 09/15/39		2,200	2,669,998
	4.500%, 11/15/41		3,000	2,647,752
	4.750%, 08/01/43		1,400	1,260,788
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		4,983	4,888,232
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		20,000	17,302,412
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		2,800	2,264,318
	Hess Corp.
	5.600%, 02/15/41		15,000	15,253,675
Home Depot, Inc.
	5.875%, 12/16/36		15,888	17,273,512
	3.300%, 04/15/40		2,000	1,606,536
	5.400%, 09/15/40		6,000	6,120,231
	5.950%, 04/01/41		1,580	1,707,836
	Honeywell International, Inc.
	5.375%, 03/01/41		670	681,483
HP, Inc.
	2.650%, 06/17/31		200	172,944
#	6.000%, 09/15/41		11,400	11,897,993
	Humana, Inc.
	3.850%, 10/01/24		5,825	5,807,104
	Indiana Michigan Power Co.
	6.050%, 03/15/37		1,108	1,183,745
Intel Corp.
	4.600%, 03/25/40		27,624	25,497,582
	2.800%, 08/12/41		23,576	16,756,703
	4.800%, 10/01/41		400	371,546
	5.625%, 02/10/43		20,100	20,490,758
Intercontinental Exchange, Inc.
	3.750%, 12/01/25		11,500	11,335,895
	4.600%, 03/15/33		14,500	14,210,000

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	2.650%, 09/15/40	16,100	$11,506,348
	International Business Machines Corp.
	3.300%, 01/27/27	154	149,038
	1.950%, 05/15/30	9,340	8,077,008
	4.150%, 05/15/39	8,300	7,363,373
	2.850%, 05/15/40	31,266	23,054,609
	4.000%, 06/20/42	3,400	2,857,727
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40	32,700	23,885,599
	Interpublic Group of Cos., Inc.
	4.750%, 03/30/30	375	372,427
	Interstate Power & Light Co.
	2.300%, 06/01/30	3,978	3,487,287
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	3,000	2,436,785
	2.700%, 01/15/34	1,500	1,215,030
	J M Smucker Co.
	3.500%, 03/15/25	3,600	3,555,776
	4.250%, 03/15/35	10,700	9,878,797
	Jabil, Inc.
	3.600%, 01/15/30	23,950	22,140,510
	3.000%, 01/15/31	15,033	13,066,373
	Jackson Financial, Inc.
	3.125%, 11/23/31	6,177	5,306,983
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	9,046	8,994,574
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31	20,514	17,112,625
	2.750%, 10/15/32	6,280	5,171,843
	Johnson & Johnson
	1.300%, 09/01/30	5,000	4,223,947
	JPMorgan Chase & Co.
	6.400%, 05/15/38	20,000	22,800,775
	5.500%, 10/15/40	4,400	4,556,163
	5.600%, 07/15/41	7,100	7,439,434
	5.400%, 01/06/42	9,350	9,600,177
	JPMorgan Chase Bank NA, Floating Rate Note,
(r)	SOFR + 0.620%, FRN, 5.987%, 04/29/26	900	903,842
(r)	SOFR + 1.000%, FRN, 6.367%, 12/08/26	22,820	23,091,855
	Juniper Networks, Inc.
	3.750%, 08/15/29	3,600	3,415,322
	2.000%, 12/10/30	5,000	4,163,001
	Kellanova
	3.400%, 11/15/27	3,300	3,166,867
	7.450%, 04/01/31	6,159	6,989,788
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Kemper Corp.
	3.800%, 02/23/32	9,830	$8,606,512
Kimco Realty OP LLC
	2.250%, 12/01/31	10,200	8,413,349
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,800	6,475,286
	6.500%, 09/01/39	1,900	2,037,032
	5.000%, 08/15/42	4,200	3,771,287
	4.700%, 11/01/42	400	343,451
	5.000%, 03/01/43	12,400	11,098,566
	5.500%, 03/01/44	8,520	8,124,117
Kroger Co.
	7.500%, 04/01/31	16,177	18,604,017
Lazard Group LLC
	4.500%, 09/19/28	17,626	17,302,313
	4.375%, 03/11/29	400	389,083
Legg Mason, Inc.
	4.750%, 03/15/26	3,745	3,743,815
	5.625%, 01/15/44	1,247	1,242,841
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	9,305	9,228,313
Ω	6.500%, 03/15/35	4,250	4,303,971
Lincoln National Corp.
#	3.050%, 01/15/30	300	273,133
#	3.400%, 01/15/31	8,337	7,546,591
	3.400%, 03/01/32	23,378	20,717,220
	7.000%, 06/15/40	125	140,072
Lockheed Martin Corp.
	3.600%, 03/01/35	671	605,427
	4.500%, 05/15/36	1,000	969,030
Loews Corp.
	3.750%, 04/01/26	7,290	7,160,919
	6.000%, 02/01/35	5,000	5,394,181
Lowe's Cos., Inc.
	2.800%, 09/15/41	25,000	17,631,018
LYB International Finance BV
	5.250%, 07/15/43	8,800	8,187,691
	4.875%, 03/15/44	4,800	4,288,467
LYB International Finance III LLC
	3.375%, 10/01/40	18,700	14,135,467
Marathon Petroleum Corp.
	3.625%, 09/15/24	6,891	6,871,689
	6.500%, 03/01/41	6,663	7,119,090
Marriott International, Inc.
	2.750%, 10/15/33	7,200	5,992,286
Mars, Inc.
Ω	1.625%, 07/16/32	7,250	5,787,874
Ω	3.600%, 04/01/34	400	363,319
Ω	3.875%, 04/01/39	800	703,003
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31	2,561	2,180,148
Medtronic, Inc.
	4.375%, 03/15/35	3,065	2,962,242

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Merck & Co., Inc.
	3.400%, 03/07/29		8,084	$7,757,564
	1.450%, 06/24/30		40,801	34,514,796
	3.900%, 03/07/39		400	354,486
	2.350%, 06/24/40		800	560,558
MetLife, Inc.
	5.375%, 07/15/33		5,000	5,155,286
	6.375%, 06/15/34		19,000	20,971,712
	5.700%, 06/15/35		7,200	7,610,026
	4.125%, 08/13/42		5,800	4,944,728
	4.875%, 11/13/43		400	374,289
Micron Technology, Inc.
#	4.663%, 02/15/30		330	326,015
	2.703%, 04/15/32		2,650	2,250,888
	3.366%, 11/01/41		31,640	23,643,112
	Microsoft Corp.
	3.400%, 06/15/27		4,165	4,068,688
	Mohawk Industries, Inc.
#	3.625%, 05/15/30		1,971	1,852,163
Morgan Stanley
	3.875%, 01/27/26		13,483	13,278,420
#	3.625%, 01/20/27		8,004	7,814,402
#	7.250%, 04/01/32		14,996	17,304,391
	6.375%, 07/24/42		4,600	5,211,974
	Mosaic Co.
	5.625%, 11/15/43		9,000	8,860,534
Motorola Solutions, Inc.
	4.600%, 05/23/29		3,500	3,470,328
	2.300%, 11/15/30		25,444	21,913,378
	MPLX LP
	4.500%, 04/15/38		4,700	4,240,146
	National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,299,427
	National Rural Utilities Cooperative Finance Corp.
#	8.000%, 03/01/32		2,708	3,196,369
	Nestle Capital Corp.
	4.600%, 04/04/29	AUD	800	523,535
NetApp, Inc.
	3.300%, 09/29/24		3,451	3,435,530
	2.700%, 06/22/30		4,400	3,924,650
	NewMarket Corp.
	2.700%, 03/18/31		4,000	3,418,325
	Newmont Corp.
	5.875%, 04/01/35		400	426,021
NIKE, Inc.
	2.850%, 03/27/30		12,987	11,937,567
	3.250%, 03/27/40		5,000	3,999,739
	Northern Trust Corp.
	1.950%, 05/01/30		19,870	17,224,191
Nucor Corp.
	3.950%, 05/01/28		4,016	3,928,797
	3.125%, 04/01/32		7,340	6,522,480
	6.400%, 12/01/37		6,585	7,336,864
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,348	2,338,668
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Oklahoma Gas & Electric Co.
	5.400%, 01/15/33		4,200	$4,313,473
	Omnicom Group, Inc.
	4.200%, 06/01/30		12,055	11,674,428
	ONE Gas, Inc.
	4.250%, 09/01/32		4,300	4,179,292
Oracle Corp.
	3.250%, 11/15/27		13,393	12,807,187
	4.300%, 07/08/34		400	374,353
	3.900%, 05/15/35		800	711,816
	5.375%, 07/15/40		10,000	9,757,505
	3.650%, 03/25/41		17,000	13,358,510
	Ovintiv, Inc.
	6.500%, 02/01/38		5,000	5,245,974
	Owens Corning
	3.875%, 06/01/30		9,226	8,747,000
Parker-Hannifin Corp.
	3.300%, 11/21/24		3,093	3,070,702
	3.250%, 06/14/29		5,200	4,877,101
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		133	128,545
PepsiCo, Inc.
	4.875%, 11/01/40		400	393,838
	2.625%, 10/21/41		1,200	863,290
Pfizer, Inc.
	4.000%, 12/15/36		400	368,991
	4.100%, 09/15/38		1,600	1,447,881
	3.900%, 03/15/39		6,600	5,795,924
	7.200%, 03/15/39		2,400	2,903,532
	2.550%, 05/28/40		2,000	1,433,688
	5.600%, 09/15/40		400	415,094
Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	774	830,607
	3.250%, 11/10/24		6,698	6,654,292
	3.375%, 08/15/29		5,600	5,279,948
	2.100%, 05/01/30		8,350	7,261,520
	5.375%, 02/15/33		1,000	1,019,952
	5.625%, 09/07/33		10,000	10,341,740
	6.375%, 05/16/38		13,000	14,401,097
	4.375%, 11/15/41		5,100	4,430,942
	4.500%, 03/20/42		400	353,144
	3.875%, 08/21/42		4,300	3,475,407
	4.125%, 03/04/43		6,308	5,254,121
Phillips 66
	2.150%, 12/15/30		400	342,729
	4.650%, 11/15/34		400	382,209
	5.875%, 05/01/42		1,592	1,642,589
Plains All American Pipeline LP/PAA Finance Corp.
	5.150%, 06/01/42		5,000	4,564,772
	4.300%, 01/31/43		8,941	7,271,800
	4.700%, 06/15/44		4,500	3,834,972
PNC Bank NA
	2.950%, 02/23/25		1,093	1,077,673

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
3.250%, 06/01/25		4,680	$4,603,453
PPG Industries, Inc.
1.875%, 06/01/25	EUR	2,125	2,265,358
2.550%, 06/15/30		9,250	8,251,693
Precision Castparts Corp.
3.250%, 06/15/25		14,684	14,467,177
3.900%, 01/15/43		3,000	2,538,360
Primerica, Inc.
2.800%, 11/19/31		15,500	13,283,132
Principal Financial Group, Inc.
3.400%, 05/15/25		2,300	2,267,400
6.050%, 10/15/36		4,000	4,303,548
Progress Energy, Inc.
7.750%, 03/01/31		2,500	2,869,443
6.000%, 12/01/39		5,600	5,829,918
Progressive Corp.
3.000%, 03/15/32		16,100	14,346,450
Prologis LP
5.125%, 01/15/34		5,563	5,632,323
Prudential Financial, Inc.
3.000%, 03/10/40		9,850	7,507,797
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		1,000	1,165,114
PulteGroup, Inc.
7.875%, 06/15/32		3,895	4,565,062
6.375%, 05/15/33		11,000	11,871,792
6.000%, 02/15/35		6,449	6,804,259
QUALCOMM, Inc.
1.650%, 05/20/32		10,143	8,193,417
Quanta Services, Inc.
# 2.900%, 10/01/30		302	270,998
Realty Income Corp.
2.700%, 02/15/32		14,491	12,394,460
2.850%, 12/15/32		8,577	7,262,082
1.800%, 03/15/33		1,800	1,395,791
4.900%, 07/15/33		5,000	4,929,286
Reinsurance Group of America, Inc.
3.950%, 09/15/26		15,789	15,484,021
3.900%, 05/15/29		4,725	4,520,642
3.150%, 06/15/30		15,455	14,085,246
Revvity, Inc.
3.300%, 09/15/29		1,300	1,205,032
Royalty Pharma PLC
2.200%, 09/02/30		10,000	8,543,471
3.300%, 09/02/40		63,117	46,988,662
RTX Corp.
4.450%, 11/16/38		1,200	1,098,364
4.700%, 12/15/41		5,600	5,095,596
4.500%, 06/01/42		28,524	25,377,085
Salesforce, Inc.
3.700%, 04/11/28		7,800	7,627,508
2.700%, 07/15/41		1,600	1,153,534
Sanofi SA
3.625%, 06/19/28		10,200	9,987,439
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Shell International Finance BV
	5.500%, 03/25/40	2,200	$2,278,200
	2.875%, 11/26/41	3,200	2,351,281
	4.550%, 08/12/43	5,000	4,585,500
	Sherwin-Williams Co.
	2.950%, 08/15/29	4,800	4,422,361
	Simon Property Group LP
	2.650%, 07/15/30	19,576	17,489,774
	2.200%, 02/01/31	13,548	11,513,392
	2.250%, 01/15/32	7,377	6,171,491
	5.500%, 03/08/33	5,400	5,567,456
	6.750%, 02/01/40	1,200	1,334,521
	4.750%, 03/15/42	3,870	3,504,891
	Southern California Edison Co.
	6.650%, 04/01/29	400	427,089
	Southern Power Co.
	5.150%, 09/15/41	3,000	2,834,731
	Southwest Gas Corp.
	3.700%, 04/01/28	2,500	2,410,629
	2.200%, 06/15/30	13,700	11,847,522
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	2,650	2,312,469
	5.200%, 09/01/40	400	388,775
	Steel Dynamics, Inc.
	3.250%, 01/15/31	19,725	17,821,134
	Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31	11,500	9,634,931
	Sutter Health
	3.161%, 08/15/40	2,000	1,553,422
	Targa Resources Corp.
	4.200%, 02/01/33	3,000	2,759,522
	Target Corp.
	4.000%, 07/01/42	2,100	1,826,094
	Texas Instruments, Inc.
	3.875%, 03/15/39	5,790	5,234,057
	Textron, Inc.
	2.450%, 03/15/31	14,820	12,680,045
	Thermo Fisher Scientific, Inc.
	2.800%, 10/15/41	2,700	1,980,041
	5.404%, 08/10/43	7,500	7,652,440
	Travelers Cos., Inc.
	6.250%, 06/15/37	1,335	1,484,832
	5.350%, 11/01/40	1,200	1,216,103
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41	10,000	8,947,264
	Union Pacific Corp.
	3.250%, 01/15/25	9,115	9,020,222
	2.891%, 04/06/36	23,350	19,389,711
	3.600%, 09/15/37	1,800	1,558,430
	3.550%, 08/15/39	400	337,460
	3.200%, 05/20/41	15,400	11,989,518
	3.375%, 02/14/42	5,150	4,074,179
	United Parcel Service, Inc.
	4.875%, 11/15/40	1,020	971,536

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
UnitedHealth Group, Inc.
4.200%, 05/15/32		18,800	$18,050,540
5.800%, 03/15/36		400	427,817
6.875%, 02/15/38		350	410,181
3.500%, 08/15/39		17,038	14,089,831
2.750%, 05/15/40		11,200	8,234,754
5.700%, 10/15/40		2,400	2,490,788
5.950%, 02/15/41		1,000	1,070,676
3.050%, 05/15/41		28,172	21,313,152
4.625%, 11/15/41		1,200	1,106,966
Unum Group
3.875%, 11/05/25		1,977	1,943,083
4.000%, 06/15/29		10,963	10,543,866
5.750%, 08/15/42		3,000	2,954,694
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,367	17,031,087
Valero Energy Corp.
7.500%, 04/15/32		580	663,602
6.625%, 06/15/37		11,550	12,650,178
Ventas Realty LP
3.000%, 01/15/30		1,100	994,788
VeriSign, Inc.
2.700%, 06/15/31		5,106	4,374,070
Verizon Communications, Inc.
4.050%, 02/17/25	AUD	6,200	4,035,584
4.016%, 12/03/29		9,753	9,426,002
2.355%, 03/15/32		2,733	2,286,373
4.812%, 03/15/39		10,500	10,014,433
2.650%, 11/20/40		5,000	3,533,733
3.400%, 03/22/41		19,400	15,208,933
Viatris, Inc.
2.700%, 06/22/30		1,000	870,809
3.850%, 06/22/40		10,000	7,543,134
Virginia Electric & Power Co.
6.000%, 01/15/36		3,100	3,301,768
6.000%, 05/15/37		1,000	1,061,006
8.875%, 11/15/38		2,000	2,684,745
4.000%, 01/15/43		8,000	6,592,757
Visa, Inc.
2.050%, 04/15/30		48,659	42,848,016
Voya Financial, Inc.
5.700%, 07/15/43		913	900,035
Walmart, Inc.
5.625%, 04/01/40		6,000	6,439,361
5.000%, 10/25/40		7,200	7,228,819
Walt Disney Co.
3.700%, 09/15/24		3,814	3,804,261
6.400%, 12/15/35		3,000	3,363,363
4.625%, 03/23/40		6,500	6,159,480
3.500%, 05/13/40		24,596	20,078,044
6.150%, 02/15/41		400	439,347
5.400%, 10/01/43		2,400	2,426,986
WEC Energy Group, Inc.
3.550%, 06/15/25		1,757	1,728,635
Wells Fargo & Co.
3.000%, 02/19/25		4,264	4,211,516
2.000%, 07/28/25	GBP	887	1,105,279
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
4.150%, 01/24/29	600	$587,423
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.070%, FRN
(r) 6.438%, 12/11/26	840	850,072
Welltower OP LLC
4.125%, 03/15/29	1,150	1,118,921
2.750%, 01/15/31	17,596	15,488,914
2.750%, 01/15/32	4,600	3,961,851
6.500%, 03/15/41	1,903	2,102,654
Westlake Corp.
3.375%, 06/15/30	11,785	10,892,134
WestRock MWV LLC
8.200%, 01/15/30	19,367	22,397,769
Weyerhaeuser Co.
7.375%, 03/15/32	813	926,177
Whirlpool Corp.
3.700%, 05/01/25	14,663	14,471,045
# 4.750%, 02/26/29	700	699,540
Williams Cos., Inc.
3.500%, 11/15/30	13,600	12,611,035
6.300%, 04/15/40	20,000	21,211,187
WP Carey, Inc.
2.400%, 02/01/31	2,300	1,947,385
2.450%, 02/01/32	9,800	8,119,748
WRKCo, Inc.
3.000%, 06/15/33	19,705	16,936,335
TOTAL UNITED STATES		3,738,179,725
TOTAL BONDS		5,608,005,851
U.S. TREASURY OBLIGATIONS — (31.8%)
U.S. Treasury Bonds
# 5.250%, 02/15/29	28,500	30,128,731
6.125%, 08/15/29	25,000	27,486,328
6.250%, 05/15/30	67,000	74,909,141
1.125%, 05/15/40	74,000	47,281,953
1.125%, 08/15/40	165,000	104,484,961
1.375%, 11/15/40	162,000	106,166,953
1.875%, 02/15/41	137,000	97,120,156
2.250%, 05/15/41	95,000	71,172,071
1.750%, 08/15/41	195,000	133,613,085
2.000%, 11/15/41	146,000	103,813,985
2.375%, 02/15/42	135,000	101,698,242
2.750%, 08/15/42	123,000	97,732,148
2.750%, 11/15/42	120,000	94,921,874
3.125%, 02/15/43	74,000	61,816,015
2.875%, 05/15/43	120,000	96,140,626
3.375%, 05/15/44	61,000	52,374,219
U.S. Treasury Floating Rate Notes, Floating Rate Note
(r) 3M USTMMR+ 0.140%, FRN, 5.353%, 10/31/24	10,000	10,000,709
U.S. Treasury Notes
0.375%, 08/15/24	35,000	34,932,360

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	2.375%, 08/15/24	60,000	$59,928,956
#	1.250%, 08/31/24	20,000	19,927,539
#	1.875%, 08/31/24	55,000	54,846,745
#	3.250%, 08/31/24	25,000	24,949,219
#	0.375%, 09/15/24	30,000	29,815,234
	1.500%, 09/30/24	30,000	29,805,703
#	0.625%, 10/15/24	93,000	92,117,226
#	1.500%, 10/31/24	80,000	79,247,500
#	2.250%, 10/31/24	20,000	19,847,187
#	2.250%, 11/15/24	65,000	64,436,836
#	1.500%, 11/30/24	60,000	59,260,781
#	2.125%, 11/30/24	30,000	29,695,313
#	4.500%, 11/30/24	30,000	29,928,516
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25	160,000	160,085,478
(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26	160,000	160,251,194
	2.250%, 08/15/27	40,000	37,934,375
	0.500%, 08/31/27	25,000	22,445,313
	0.500%, 10/31/27	25,000	22,330,078
	2.250%, 11/15/27	39,018	36,878,390
	3.875%, 11/30/27	25,000	24,877,930
	2.750%, 02/15/28	47,000	45,028,203
	1.125%, 02/29/28	54,000	48,842,578
	1.250%, 03/31/28	15,000	13,600,195
	1.250%, 04/30/28	40,000	36,198,438
	2.875%, 05/15/28	69,000	66,269,649
	2.875%, 08/15/28	90,000	86,294,531
	3.125%, 11/15/28	75,000	72,500,977
	2.625%, 02/15/29	25,000	23,622,070
	2.375%, 03/31/29	10,000	9,329,688
	3.500%, 01/31/30	25,000	24,437,500
	3.500%, 04/30/30	25,000	24,413,086
	3.750%, 05/31/30	19,000	18,790,703
	3.750%, 06/30/30	19,000	18,789,961
	4.000%, 07/31/30	25,000	25,048,828
	4.125%, 08/31/30	25,000	25,214,844
	4.625%, 09/30/30	25,000	25,892,578
	4.875%, 10/31/30	25,000	26,250,977
	4.375%, 11/30/30	25,000	25,569,336
	4.250%, 02/28/31	25,000	25,415,039
	2.875%, 05/15/32	20,000	18,496,875
	4.125%, 11/15/32	40,000	40,306,250
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.200%, FRN, 5.459%, 01/31/25	150,000	150,044,710
(r)	3M USTMMR + 0.169%, FRN, 5.382%, 04/30/25	165,000	165,074,057
			Face Amount^	Value†
			(000)

(r)	3M USTMMR + 0.125%, FRN, 5.384%, 07/31/25		160,000	$159,979,824
(r)	3M USTMMR + 0.150%, FRN, 5.363%, 04/30/26		163,000	163,059,770
TOTAL U.S. TREASURY OBLIGATIONS				3,742,873,737
COMMERCIAL PAPER — (0.6%)
FRANCE — (0.0%)
Sanofi SA
Ω	5.500%, 09/13/24		5,500	5,464,274
SINGAPORE — (0.4%)
DBS Bank Ltd.
Ω	5.509%, 09/24/24		4,500	4,463,586
Ω	5.510%, 09/24/24		15,000	14,878,618
United Overseas Bank Ltd.
Ω	5.519%, 10/30/24		25,000	24,665,225
TOTAL SINGAPORE				44,007,429
UNITED STATES — (0.2%)
EIDP, Inc.
Ω	5.690%, 09/25/24		25,000	24,789,818
TOTAL COMMERCIAL PAPER (Cost $74,266,098)				74,261,521
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
CANADA — (0.1%)
Canada Treasury Bills
∞	4.716%, 08/01/24	CAD	5,100	3,693,469
∞	4.662%, 09/12/24	CAD	5,100	3,674,630
∞	4.643%, 08/29/24	CAD	5,100	3,680,836
TOTAL CANADA				11,048,935
TOTAL INVESTMENT SECURITIES (Cost $11,591,838,973)				11,026,792,872

		Shares
SECURITIES LENDING COLLATERAL — (6.4%)
@§	The DFA Short Term Investment Fund	64,935,645	751,110,602
TOTAL INVESTMENTS — (100.0%)
(Cost $12,342,991,852)^^			$11,777,903,474

DFA Investment Grade Portfolio
CONTINUED
As of July 31, 2024, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	31,274,763	CAD	42,969,460	State Street Bank and Trust	08/01/24	$152,132
CAD	42,969,460	USD	31,015,681	State Street Bank and Trust	08/01/24	106,949
USD	140,550,348	AUD	210,439,366	UBS AG	08/06/24	2,919,466
GBP	3,260,219	USD	4,125,581	Societe Generale	08/07/24	65,793
USD	35,778,030	EUR	32,987,103	State Street Bank and Trust	08/09/24	66,327
USD	21,465,040	EUR	19,802,110	Bank of America Corp.	08/12/24	24,351
USD	101,374,875	AUD	150,000,000	HSBC Bank	08/12/24	3,256,988
USD	39,905,838	EUR	36,847,513	Royal Bank of Canada	08/12/24	9,279
USD	90,676,324	AUD	133,768,907	State Street Bank and Trust	08/14/24	3,170,844
USD	9,311,918	EUR	8,528,822	Citibank, N.A.	08/19/24	74,334
USD	50,485,144	AUD	74,677,847	Citibank, N.A.	08/20/24	1,626,512
USD	37,666,583	EUR	34,546,622	State Street Bank and Trust	08/23/24	242,071
USD	144,183,026	AUD	218,130,415	State Street Bank and Trust	08/26/24	1,446,473
EUR	3,427,082	USD	3,710,033	Citibank, N.A.	08/29/24	3,583
CAD	4,484,850	USD	3,246,300	Citibank, N.A.	09/18/24	6,561
USD	47,578,986	CAD	64,900,793	State Street Bank and Trust	09/18/24	506,450
CAD	10,434,432	USD	7,544,924	State Street Bank and Trust	09/18/24	23,168
Total Appreciation						$13,701,281
GBP	369,317	USD	477,051	Citibank, N.A.	08/07/24	$(2,253)
USD	15,061,873	GBP	12,050,646	UBS AG	08/07/24	(430,570)
GBP	2,143,145	USD	2,767,455	Citibank, N.A.	08/08/24	(12,178)
USD	40,386,720	EUR	37,493,838	Royal Bank of Canada	08/08/24	(202,102)
USD	13,357,442	GBP	10,706,060	Royal Bank of Canada	08/08/24	(406,516)
EUR	24,804,940	USD	27,007,988	State Street Bank and Trust	08/08/24	(155,488)
USD	84,340,148	JPY	13,513,554,510	Bank of America Corp.	08/09/24	(5,960,888)
EUR	19,971,725	USD	21,795,581	State Street Bank and Trust	08/12/24	(171,242)
USD	40,780,837	EUR	37,985,676	State Street Bank and Trust	08/29/24	(380,764)
USD	31,154,532	CAD	43,083,920	State Street Bank and Trust	10/01/24	(106,725)
Total (Depreciation)						$(7,828,726)
Total Appreciation (Depreciation)						$5,872,555
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,590,602,828	—	$1,590,602,828
Bonds
Australia	—	483,118,829	—	483,118,829
Belgium	—	42,614,790	—	42,614,790
Canada	—	322,450,184	—	322,450,184
Finland	—	17,934,324	—	17,934,324
France	—	47,079,097	—	47,079,097
Germany	—	102,748,963	—	102,748,963
Hong Kong	—	4,453,362	—	4,453,362
Ireland	—	2,667,910	—	2,667,910
Italy	—	14,886,317	—	14,886,317
Japan	—	279,651,889	—	279,651,889
Netherlands	—	99,614,019	—	99,614,019

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$12,991,314	—	$12,991,314
Norway	—	17,767,145	—	17,767,145
Spain	—	81,174,279	—	81,174,279
Supranational Organization Obligations	—	185,399,455	—	185,399,455
Sweden	—	16,121,639	—	16,121,639
Switzerland	—	12,899,017	—	12,899,017
United Kingdom	—	126,253,593	—	126,253,593
United States	—	3,738,179,725	—	3,738,179,725
U.S. Treasury Obligations	—	3,742,873,737	—	3,742,873,737
Commercial Paper	—	74,261,521	—	74,261,521
Foreign Sovereign Obligations	—	11,048,935	—	11,048,935
Securities Lending Collateral	—	751,110,602	—	751,110,602
Total Investments in Securities	—	$11,777,903,474	—	$11,777,903,474
Financial Instruments
Assets
Forward Currency Contracts**	—	13,701,281	—	13,701,281
Liabilities
Forward Currency Contracts**	—	(7,828,726)	—	(7,828,726)
Total Financial Instruments	—	$5,872,555	—	$5,872,555
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	422,291	$419,952,713
3.625%, 04/15/28	445,622	472,533,901
2.500%, 01/15/29	479,051	493,441,569
3.875%, 04/15/29	446,539	487,825,195
3.375%, 04/15/32	292,821	325,682,140
2.125%, 02/15/40	419,920	426,569,611
2.125%, 02/15/41	381,203	388,199,863
0.750%, 02/15/42	119,527	96,113,634
0.625%, 02/15/43	162,550	125,863,450
1.375%, 02/15/44	97,021	85,656,716
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27	180,381	172,702,138
0.500%, 01/15/28	259,221	247,077,559
0.750%, 07/15/28	57,552	55,415,885
0.875%, 01/15/29	506,832	487,289,698
0.250%, 07/15/29	150,400	140,306,085
0.125%, 01/15/30	245,351	224,665,917
0.125%, 07/15/30	69,819	63,648,532
0.125%, 01/15/31	150,804	135,787,497
0.125%, 07/15/31	104,286	93,375,166
0.125%, 01/15/32	208,459	184,277,458
1.125%, 01/15/33	10,543	9,959,711
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,637,538,976)		5,136,344,438

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.260%	4,584,328	4,584,328
TOTAL INVESTMENTS — (100.0%)
(Cost $5,642,123,304)^^		$5,140,928,766
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$5,136,344,438	—	$5,136,344,438
Temporary Cash Investments	$4,584,328	—	—	4,584,328
Total Investments in Securities	$4,584,328	$5,136,344,438	—	$5,140,928,766

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.6%)
ALABAMA — (0.4%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	3,685	$3,690,346
City of Madison (GO) Series A
¤ 5.000%, 04/01/37 (Pre-refunded @ $100, 1/4/25)	1,590	1,610,905
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/25	245	247,596
University of South Alabama (RB) (AGM)
5.000%, 11/01/24	1,000	1,003,719
TOTAL ALABAMA		6,552,566
ALASKA — (0.1%)
State of Alaska (GO) Series A
5.000%, 08/01/25	750	764,586
ARIZONA — (0.5%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	4,325	4,351,537
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	509,600
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/25	1,185	1,206,994
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/25	1,580	1,610,911
TOTAL ARIZONA		7,679,042
	Face Amount	Value†
	(000)
ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,605	$1,611,917
CALIFORNIA — (6.6%)
City of Los Angeles (RN)
5.000%, 06/26/25	22,465	22,886,079
Clovis Unified School District (GO) Series C
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	7,000	7,000,000
County of Los Angeles (RN)
5.000%, 06/30/25	25,875	26,353,393
County of Riverside (RN)
5.000%, 06/30/25	12,760	13,006,378
County of Santa Cruz (RN)
5.000%, 07/01/25	6,000	6,113,473
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	5,015	5,107,680
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	4,840,519
5.000%, 06/15/31	1,335	1,354,749
San Francisco Unified School District (GO) Series C
5.000%, 06/15/25	565	575,191
State of California (GO)
5.000%, 09/01/24	5,010	5,018,315
5.000%, 09/01/25	1,470	1,503,614
5.000%, 10/01/25	1,935	1,940,749
5.000%, 10/01/28	3,305	3,314,348
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,192,025
TOTAL CALIFORNIA		101,206,513
COLORADO — (1.1%)
Board of Governors of Colorado State University System (RB) Series C
¤ 4.000%, 03/01/38 (Pre-refunded @ $100, 1/3/25)	615	618,542

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/24	1,365	$1,368,275
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	885	900,789
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/25	8,055	8,203,686
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.250%, 12/15/24	4,740	4,776,244
Regional Transportation District (COP)
5.000%, 06/01/29	360	365,026
TOTAL COLORADO		16,232,562
CONNECTICUT — (2.6%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	620	641,932
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	300,000
City of New Haven (GO) Series B
5.000%, 08/01/26	100	102,493
City of New London (GO)
4.500%, 03/13/25	8,400	8,458,303
City of Torrington (GO)
4.000%, 03/13/25	4,320	4,341,345
State of Connecticut (GO) Series A
4.000%, 01/15/25	10,925	10,976,035
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 09/01/32	3,450	3,452,442
Town of Greenwich (GO)
4.000%, 02/06/25	5,740	5,769,792
Town of Madison (GO)
4.000%, 12/19/24	5,040	5,056,134
TOTAL CONNECTICUT		39,098,476
	Face Amount	Value†
	(000)
DELAWARE — (0.1%)
Delaware River & Bay Authority (RB) Series B
5.000%, 01/01/25	745	$750,942
FLORIDA — (4.5%)
Bay County School Board (COP) Series A
5.000%, 07/01/25	375	381,775
City of Cape Coral Water & Sewer Revenue (RB)
5.000%, 10/01/24	380	381,078
5.000%, 10/01/25	700	714,809
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/24	575	575,906
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/24	840	841,323
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/24	3,205	3,214,745
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/25	195	199,599
5.000%, 10/01/26	170	177,381
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/24	2,635	2,643,280
Florida Development Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,482,087
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	5,130	5,236,384
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	56,157
5.000%, 10/01/26	170	176,582
Lee County School Board (COP)
5.000%, 08/01/24	2,000	2,000,000
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	3,925	3,941,121
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,041,232

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	965	$987,425
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,250	1,256,833
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	370,256
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	2,000	2,008,057
School District of Broward County (RN)
4.000%, 01/29/25	20,000	20,077,690
School District of Broward County (COP) Series B
5.000%, 07/01/25	720	732,483
State of Florida (GO) Series A
5.000%, 06/01/25	12,325	12,537,558
State of Florida (GO) Series B
5.000%, 06/01/25	5,405	5,498,215
State of Florida (GO) Series E
5.000%, 06/01/25	2,870	2,919,496
TOTAL FLORIDA		69,451,472
GEORGIA — (0.7%)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/24	1,935	1,938,080
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,563,706
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	2,500	2,504,283
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/25	60	60,704
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	125	125,312
5.000%, 10/01/25	230	234,203
State of Georgia (GO) Series H
4.000%, 12/01/24	1,320	1,320,890
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO) Series A
5.000%, 08/01/24	1,160	$1,160,000
TOTAL GEORGIA		9,907,178
HAWAII — (1.2%)
City & County Honolulu Wastewater System Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/25)	10,030	10,218,904
City & County of Honolulu (GO) Series A
5.000%, 07/01/26	85	88,278
City & County of Honolulu (GO) Series B
5.000%, 07/01/25	105	106,920
5.000%, 07/01/26	100	103,857
County of Hawaii (GO) Series D
5.000%, 09/01/24	515	515,804
State of Hawaii (GO) Series EY
5.000%, 10/01/27	5,040	5,146,781
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,500	1,504,896
TOTAL HAWAII		17,685,440
ILLINOIS — (2.2%)
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/34	1,500	1,506,954
Chicago Park District (GO) Series C
5.000%, 01/01/26	980	1,003,347
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,500	1,511,766
Coles Christian Clark etc. Counties Community College District No. 517 Lake Land (GO) Series A
5.000%, 12/01/25	4,820	4,931,053
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	208,181

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	$2,867,511
County of Cook (GO) Series A
5.000%, 11/15/26	1,785	1,860,994
County of Cook (GO) Series B
4.000%, 11/15/24	4,225	4,231,021
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/24	1,075	1,080,677
Kane Cook & DuPage Counties School District No. U-46 Elgin (GO)
5.000%, 01/01/25	545	548,730
Kendall Kane & Will Counties Community Unit School District No. 308 (GO) (AGM) Series A
5.000%, 02/01/25	1,050	1,059,383
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/24	1,765	1,774,329
State of Illinois (GO) Series A
5.000%, 12/01/24	5,555	5,586,426
5.000%, 11/01/25	3,935	4,021,347
Village of Romeoville (GO)
5.000%, 12/30/24	1,885	1,897,422
TOTAL ILLINOIS		34,089,141
INDIANA — (0.2%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	3,345	3,401,516
Noblesville High School Building Corp. (RB) (ST INTERCEPT)
5.000%, 01/15/25	180	181,378
TOTAL INDIANA		3,582,894
IOWA — (0.3%)
City of Cedar Rapids (GO) Series A
5.000%, 06/01/25	3,025	3,076,361
City of Sioux City (GO) Series A
3.000%, 06/01/25	650	648,182
	Face Amount	Value†
	(000)
IOWA — (Continued)
College Community School District (GO) Series C
3.000%, 06/01/25	405	$404,117
TOTAL IOWA		4,128,660
KANSAS — (0.9%)
City of Leawood (GO) Series 2023-1
5.000%, 09/01/24	6,815	6,824,109
City of Olathe (GO) Series 231
5.000%, 10/01/24	1,000	1,003,210
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	275,883
Sedgwick County Unified School District No. 262 Valley Center (GO)
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/24)	1,315	1,316,964
Wyandotte County-Kansas City Unified Government (GO) Series I
4.000%, 04/01/25	4,000	4,004,433
TOTAL KANSAS		13,424,599
KENTUCKY — (0.7%)
Kentucky Municipal Power Agency (RB) (NPFG) Series A
5.000%, 09/01/31	385	395,124
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	780	807,106
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/24	260	261,224
Kentucky State Property & Building Commission (RB) Series B
5.000%, 11/01/24	5,000	5,023,539
5.000%, 08/01/25	965	984,055
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,360	1,366,680

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/25	1,680	$1,706,835
TOTAL KENTUCKY		10,544,563
LOUISIANA — (1.8%)
Ascension Parish School Board (GO)
5.000%, 03/01/25	200	202,213
5.000%, 03/01/26	75	77,294
City of New Orleans (GO) Series A
5.000%, 12/01/24	5,500	5,534,219
East Ouachita Parish School District (GO)
4.000%, 03/01/25	200	200,847
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,045	10,075,277
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/25	500	505,589
State of Louisiana (GO)
4.000%, 05/01/31	1,285	1,287,117
State of Louisiana (GO) Series B
5.000%, 08/01/25	10,000	10,196,470
TOTAL LOUISIANA		28,079,026
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	475	482,134
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/25	435	440,962
TOTAL MAINE		923,096
MARYLAND — (3.0%)
County of Anne Arundel (GO)
5.000%, 10/01/24	9,975	10,010,899
5.000%, 04/01/25	4,595	4,658,335
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Anne Arundel (GO) Series 2024
5.000%, 04/01/25	2,325	$2,357,046
County of Baltimore (GO)
5.000%, 07/01/25	830	845,827
5.000%, 07/01/26	1,235	1,284,872
5.000%, 08/01/26	3,790	3,863,168
County of Charles (GO)
5.000%, 10/01/24	590	591,874
5.000%, 10/01/25	610	624,317
County of Howard (GO) Series A
5.000%, 08/15/24	1,700	1,701,314
County of Montgomery (GO) Series A
¤ 4.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	2,295	2,300,974
County of Prince George's (GO) Series A
5.000%, 09/15/24	7,010	7,026,866
5.000%, 08/01/25	1,185	1,209,668
State of Maryland (GO) Series A
5.000%, 08/01/25	4,170	4,256,899
State of Maryland (GO) Series B
5.000%, 08/01/24	2,625	2,625,000
5.000%, 08/01/25	1,930	1,970,219
State of Maryland (GO) Series C
5.000%, 08/01/24	1,020	1,020,000
TOTAL MARYLAND		46,347,278
MASSACHUSETTS — (5.3%)
Bristol-Plymouth Regional Vocational Technical School District (GO) (ST AID WITHHLDG)
4.000%, 02/28/25	9,985	10,030,721
City of Framingham (GO)
4.000%, 12/19/24	5,010	5,024,692
City of Lowell (GO)
5.000%, 10/25/24	5,000	5,019,345
City of Quincy (GO)
5.000%, 07/25/25	4,885	4,968,271
City of Somerville (GO)
4.500%, 05/30/25	8,115	8,214,541
Commonwealth of Massachusetts (GO) Series B
5.000%, 11/01/24	5,335	5,361,867

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/24	2,230	$2,230,000
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB) Series B
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/25)	4,000	4,073,147
Massachusetts Development Finance Agency (RB) Series A
5.000%, 10/15/25	2,255	2,312,138
Town of Belmont (GO)
4.500%, 11/14/24	8,285	8,310,863
Town of Hingham (GO)
4.000%, 02/14/25	14,065	14,120,911
Town of Lynnfield (GO)
4.000%, 02/06/25	4,530	4,545,538
Town of Nantucket (GO) Series A
5.000%, 08/15/24	1,000	1,000,825
Town of Randolph (GO)
5.000%, 03/27/25	2,000	2,021,785
Town of Watertown (GO)
5.000%, 06/15/25	500	509,739
University of Massachusetts Building Authority (RB) Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	3,395	3,411,344
TOTAL MASSACHUSETTS		81,155,727
MICHIGAN — (1.0%)
Central Michigan University (RB) Series A
5.000%, 10/01/25	800	817,849
Grand Rapids Public Schools (GO) (AGM)
5.000%, 05/01/25	1,840	1,864,888
Great Lakes Water Authority Water Supply System Revenue (RB) Series A
5.000%, 07/01/25	150	152,710
Great Lakes Water Authority Water Supply System Revenue (RB) Series C
5.000%, 07/01/25	4,500	4,581,294
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/24)	3,000	$3,000,000
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,500	1,500,000
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	1,425	1,425,000
Michigan State University (RB) Series A
5.000%, 08/15/25	1,455	1,486,009
Oakland University (RB) Series A
5.000%, 03/01/25	155	156,598
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/25	535	537,990
TOTAL MICHIGAN		15,522,338
MINNESOTA — (3.0%)
City of Blaine (GO) Series A
5.000%, 02/01/25	430	434,548
City of Lakeville (GO) Series C
5.000%, 02/01/25	1,420	1,433,960
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/24	1,050	1,054,142
City of St. Paul Sales & Use Tax Revenue (RB) Series G
5.000%, 11/01/30	250	251,084
County of Hennepin (GO) Series B
5.000%, 12/01/25	3,235	3,321,494
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,825	1,876,213
Metropolitan Council (GO) Series E
5.000%, 12/01/24	1,000	1,006,758
Minneapolis Special School District No. 1 (COP) (SD CRED PROG) Series C
5.000%, 02/01/25	3,990	4,028,828

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis-St. Paul Metropolitan Airports Commission (RB) Series A
5.000%, 01/01/25	180	$181,487
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	335	341,893
5.000%, 10/01/26	385	398,296
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,432
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	150,624
State of Minnesota (GO) Series B
5.000%, 08/01/24	240	240,000
5.000%, 08/01/25	2,570	2,623,045
State of Minnesota (GO) Series D
5.000%, 08/01/24	25,475	25,475,000
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	1,035	1,064,880
Westonka Independent School District No. 277 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,105	1,115,314
TOTAL MINNESOTA		45,142,998
MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series C
5.000%, 10/01/24	1,540	1,545,027
MISSOURI — (0.2%)
City of Kansas City (RB) Series C
5.000%, 09/01/24	945	946,560
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,180	1,197,103
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
St. Charles County School District No. R-IV Wentzville (GO)
4.000%, 03/01/29	1,455	$1,472,709
TOTAL MISSOURI		3,616,372
NEBRASKA — (0.6%)
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/24	1,155	1,162,341
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	275	279,476
5.000%, 07/15/26	645	665,868
Omaha Public Power District (RB) Series B
5.000%, 02/01/25	2,090	2,110,962
¤ 5.000%, 02/01/31 (Pre-refunded @ $100, 8/1/24)	3,700	3,700,000
Public Power Generation Agency (RB) Series A
5.000%, 01/01/28	475	477,955
5.000%, 01/01/29	925	930,830
TOTAL NEBRASKA		9,327,432
NEVADA — (0.7%)
Clark County School District (GO) Series A
5.000%, 06/15/25	4,335	4,409,806
5.000%, 06/15/26	1,040	1,079,346
County of Clark (GO)
5.000%, 12/01/25	1,825	1,874,141
State of Nevada Highway Improvement Revenue (RB) Series A
5.000%, 12/01/25	3,140	3,226,541
TOTAL NEVADA		10,589,834
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
5.000%, 08/01/24	1,830	1,830,000
NEW JERSEY — (8.3%)
City of Hoboken (GO) Series A
4.000%, 03/12/25	10,205	10,251,424
City of Jersey City (GO) Series C
5.000%, 10/24/24	8,130	8,155,898
City of Plainfield (GO)
4.000%, 08/07/25	3,000	3,022,624

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
City of Ventnor City (GO)
4.500%, 07/01/25	3,075	$3,109,143
County of Bergen (GO)
5.000%, 10/18/24	14,355	14,406,833
County of Essex (GO)
4.250%, 07/10/25	7,500	7,570,748
County of Hudson (GO)
4.000%, 02/28/25	14,105	14,155,637
County of Mercer (GO)
4.000%, 02/01/25	665	668,723
County of Monmouth (GO)
5.000%, 06/03/25	2,810	2,853,473
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	266,641
Essex County Improvement Authority (RN)
5.000%, 06/18/25	860	873,332
New Jersey Economic Development Authority (RB) Series WW
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	640	652,986
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	355	361,284
5.000%, 07/01/26	670	693,120
New Jersey Turnpike Authority (RB) Series E
5.000%, 01/01/33	3,010	3,029,529
State of New Jersey (GO) Series A
5.000%, 06/01/25	9,215	9,368,570
Township of Edison (GO)
4.500%, 11/07/24	10,000	10,032,000
Township of Hamilton/Mercer County (GO) Series A
5.000%, 05/14/25	15,015	15,198,608
Township of Livingston (GO)
5.000%, 12/10/24	5,770	5,805,726
Township of Lyndhurst (GO)
4.250%, 01/30/25	3,000	3,013,974
Township of Parsippany-Troy Hills (GO)
5.000%, 10/31/24	4,285	4,300,881
Township of Union/Union County (GO)
4.500%, 01/21/25	4,500	4,526,083
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of West Orange (GO) Series A
5.000%, 11/07/24	4,140	$4,158,962
TOTAL NEW JERSEY		126,476,199
NEW MEXICO — (0.1%)
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,013,468
Los Alamos Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	315	315,000
TOTAL NEW MEXICO		1,328,468
NEW YORK — (9.9%)
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	5,000	5,035,503
City of New York (GO) Series A
5.000%, 08/01/25	2,075	2,095,068
City of New York (GO) Series C
5.000%, 08/01/26	1,320	1,372,820
5.000%, 08/01/29	710	715,538
City of New York (GO) Series E
5.000%, 08/01/25	3,295	3,359,992
City of New York (GO) Series I
5.000%, 03/01/31	6,120	6,050,043
City of New York (GO) Series J
5.000%, 08/01/25	1,900	1,902,861
City of Rochester (GO)
5.000%, 07/31/25	15,000	15,269,839
City of Rochester (GO) Series II
4.500%, 08/01/24	16,155	16,155,000
County of Chemung (GO) Series C
4.000%, 08/29/24	8,020	8,023,093
County of Suffolk (GO) (AGM) Series B
4.000%, 10/15/24	675	676,358
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	7,000	7,074,845

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	1,750	$1,768,692
Metropolitan Transportation Authority (ST) Series A
5.000%, 11/15/25	305	313,250
5.000%, 11/15/26	245	256,845
Metropolitan Transportation Authority (RB) Series C1
5.000%, 11/15/28	6,375	6,499,229
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	780	800,391
New York Convention Center Development Corp. (RB)
5.000%, 11/15/24	2,085	2,093,723
5.000%, 11/15/25	2,000	2,039,737
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/25	345	349,675
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,845	1,880,590
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	1,850	1,874,492
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	5,705	5,760,722
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	2,350	2,374,672
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	780	791,269
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	3,000	3,029,441
Tonawanda City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	7,000	7,074,845
Town of East Hampton (GO) Series A
5.000%, 08/16/24	1,500	1,501,075
Town of Monroe (GO)
4.000%, 08/01/25	3,000	3,025,626
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of North Hempstead (GO) Series A
4.000%, 03/21/25	16,000	$16,079,960
Town of North Hempstead (GO) Series B
4.500%, 09/20/24	4,000	4,006,304
Town of Oyster Bay (GO)
4.750%, 08/23/24	3,025	3,027,157
4.000%, 03/07/25	6,540	6,573,748
Village of Garden City (GO)
4.000%, 02/14/25	10,000	10,045,683
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.500%, 08/09/24	1,750	1,750,447
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	1,150	1,159,357
TOTAL NEW YORK		151,807,890
NORTH CAROLINA — (1.1%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/25	485	494,381
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/24	630	631,040
County of Gaston (GO)
4.000%, 05/01/25	15,510	15,568,437
TOTAL NORTH CAROLINA		16,693,858
OHIO — (1.1%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	430	431,983
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/25	935	945,057
5.000%, 02/15/26	460	474,169
City of Cincinnati (GO) Series A
5.000%, 12/01/24	1,620	1,630,730
5.000%, 12/01/25	3,220	3,306,520
City of Columbus (GO) Series A
5.000%, 08/15/24	1,140	1,140,858
5.000%, 08/15/25	1,685	1,721,085

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
Cleveland Department of Public Utilities Division of Public Power (RB) (AGM) Series A
5.000%, 11/15/24	1,100	$1,105,170
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,015	1,021,398
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	1,875	1,886,818
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,005,573
Perrysburg Exempted Village School District (GO)
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/24)	1,090	1,096,688
University of Cincinnati (RB) Series C
5.000%, 06/01/25	1,750	1,778,552
TOTAL OHIO		17,544,601
OKLAHOMA — (0.5%)
City of Tulsa (GO)
5.000%, 03/01/25	1,485	1,502,204
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	4,470	4,475,671
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,603,117
TOTAL OKLAHOMA		7,580,992
OREGON — (1.4%)
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	1,000	1,018,154
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	$401,679
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	1,385	1,410,223
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	435	450,669
State of Oregon (GO) Series J
4.000%, 06/01/39	1,400	1,400,000
State of Oregon Department of Transportation (RB)
5.000%, 05/15/25	1,695	1,721,571
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/24	4,940	4,967,702
¤ 5.000%, 11/15/29 (Pre-refunded @ $100, 11/15/24)	4,690	4,715,456
¤ 4.000%, 11/15/32 (Pre-refunded @ $100, 11/15/24)	4,000	4,011,374
Union County School District No. 1 La Grande (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/25)	1,280	1,302,125
TOTAL OREGON		21,398,953
PENNSYLVANIA — (3.2%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,315	1,359,565
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/25	350	355,044
City of Philadelphia (GO) Series B
5.000%, 08/01/24	1,085	1,085,000
City of Philadelphia (GO) Series A
5.000%, 05/01/25	415	420,830

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
5.000%, 08/01/25	9,585	$9,768,352
City of Philadelphia (GO) Series B
5.000%, 02/01/26	845	869,364
Commonwealth of Pennsylvania (GO)
5.000%, 09/01/24	10,000	10,015,340
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 02/01/27	4,625	4,751,228
County of Lackawanna (GO) (BAM)
5.000%, 09/01/24	1,000	1,001,192
County of Lebanon (GO) (AGM)
4.000%, 10/15/24	250	250,415
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,355,919
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/46 (Pre-refunded @ $100, 1/15/25)	1,560	1,575,679
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/36 (Pre-refunded @ $100, 1/15/25)	1,520	1,535,277
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/27	5,200	5,204,070
5.000%, 02/01/29	1,000	1,000,681
5.000%, 02/01/33	60	60,024
Pennsylvania Turnpike Commission (RB) Series A
5.000%, 12/01/24	545	548,413
Pennsylvania Turnpike Commission (RB) Series C
5.000%, 12/01/25	1,000	1,026,898
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	6,365	$6,397,697
TOTAL PENNSYLVANIA		49,580,988
RHODE ISLAND — (0.4%)
City of Cranston (GO) Series 1
4.500%, 08/20/25	6,000	6,073,057
SOUTH CAROLINA — (0.8%)
Horry County School District (GO)
5.000%, 03/01/25	3,665	3,709,590
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	1,015,052
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	225	226,549
Richland County School District No. 2 (GO)
5.000%, 03/01/25	1,945	1,968,437
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	1,590	1,597,660
5.000%, 12/01/26	4,325	4,331,763
TOTAL SOUTH CAROLINA		12,849,051
TENNESSEE — (1.6%)
City of Memphis (GO) Series A
5.000%, 10/01/25	865	884,820
County of Rutherford (GO)
5.000%, 04/01/25	1,575	1,595,244
County of Shelby (GO) Series A
5.000%, 04/01/25	1,075	1,089,817
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	185	189,880
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/25	1,410	1,421,821

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/32 (Pre-refunded @ $100, 7/1/25)	3,935	$4,009,830
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	8,050	8,166,945
State of Tennessee (GO) Series A
5.000%, 11/01/24	1,000	1,005,011
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,420	1,426,657
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	1,030	1,034,829
¤ 5.000%, 11/01/34 (Pre-refunded @ $100, 11/1/24)	1,325	1,331,211
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/24)	1,620	1,627,594
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,195	1,200,602
TOTAL TENNESSEE		24,984,261
TEXAS — (19.0%)
Alamo Community College District (GO)
5.000%, 08/15/24	7,150	7,155,168
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,420	1,434,317
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	3,225	3,294,064
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,580	1,611,461
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/35 (Pre-refunded @ $100, 7/1/25)	1,000	1,018,560
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	970	$988,004
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	3,155	3,213,558
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/25	185	186,282
City of Allen (GO)
5.000%, 08/15/25	950	968,623
City of Arlington (GO) Series A
5.000%, 08/15/24	2,575	2,576,943
City of Austin (GO)
5.000%, 09/01/24	2,855	2,859,627
5.000%, 09/01/25	1,000	1,022,374
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	270	274,299
5.000%, 07/01/26	860	888,125
City of Cedar Park (GO)
5.000%, 02/15/25	535	540,652
City of College Station (GO)
5.000%, 02/15/25	1,170	1,182,298
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,116,126
City of Dallas (GO)
5.000%, 02/15/25	4,205	4,249,651
City of Denton (GO)
5.000%, 02/15/25	6,995	7,071,530
City of DeSoto (GO)
5.000%, 02/15/25	1,700	1,717,047
City of El Paso (GO)
5.000%, 08/15/24	690	690,504
5.000%, 08/15/25	415	423,649
City of Frisco (GO)
5.000%, 02/15/25	970	979,938
5.000%, 02/15/26	1,420	1,462,733
City of Frisco (GO) Series A
5.000%, 02/15/25	780	787,789
City of Garland (GO)
5.000%, 02/15/25	910	920,151
City of Houston (GO) Series A
5.000%, 03/01/25	7,185	7,265,913
City of Irving (GO)
5.000%, 09/15/24	950	952,125

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Lubbock (GO)
5.000%, 02/15/25	5,520	$5,577,134
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/25	520	526,514
City of McKinney (GO)
5.000%, 08/15/24	5,355	5,359,041
5.000%, 08/15/25	3,120	3,182,273
5.000%, 08/15/26	1,225	1,272,066
City of Plano (GO)
5.000%, 09/01/25	2,160	2,208,328
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/25	110	111,106
City of Temple (GO) Series A
5.000%, 08/01/24	100	100,000
5.000%, 08/01/25	185	188,602
5.000%, 08/01/26	100	103,832
City of Temple (GO) Series B
5.000%, 08/01/25	160	163,115
5.000%, 08/01/26	200	207,664
City of Victoria (GO)
5.000%, 08/15/24	2,185	2,186,423
City of Waco (GO) Series A
5.000%, 02/01/25	645	651,258
Clear Lake City Water Authority (GO)
5.000%, 03/01/25	200	202,183
5.000%, 03/01/26	250	256,571
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/24	425	425,279
5.000%, 08/15/25	440	448,308
County of Bell (GO)
¤ 5.000%, 08/15/31 (Pre-refunded @ $100, 8/15/24)	2,500	2,501,787
County of Harris (GO)
5.000%, 09/15/26	1,000	1,042,996
County of Harris (GO) Series A
5.000%, 10/01/24	1,070	1,073,497
5.000%, 09/15/25	460	470,432
5.000%, 10/01/25	4,085	4,181,079
5.000%, 09/15/26	750	782,247
County of Midland (GO)
5.000%, 02/15/26	2,295	2,362,694
County of San Patricio (GO)
5.000%, 04/01/25	200	202,338
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Tarrant (GO)
5.000%, 07/15/25	505	$514,437
County of Williamson (GO)
5.000%, 02/15/25	1,880	1,900,467
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	190	192,079
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,675	2,704,266
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,745	1,792,680
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,480	1,490,072
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,595	2,665,905
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	360	369,306
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,004,652
5.000%, 11/01/25	1,995	2,044,458
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	3,090	3,104,374
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,070	1,081,477
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/25)	2,150	2,173,365
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	380	380,270
5.000%, 08/15/25	8,785	8,963,550
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 2/15/25)	1,480	1,495,290
Dickinson Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	535	540,824

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,090	$1,090,784
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	1,000	1,000,719
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,480	1,495,477
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	330	331,624
5.000%, 05/15/27	800	837,670
Humble Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/29	2,500	2,506,051
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	190	190,000
5.000%, 08/01/25	140	142,684
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/42 (Pre-refunded @ $100, 8/15/24)	3,400	3,402,160
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	10,015	10,127,259
Katy Independent School District (GO) (PSF-GTD) Series B
4.000%, 02/15/33	1,790	1,792,580
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	325	327,897
5.000%, 02/15/26	335	344,799
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	3,000	3,062,211
Lower Colorado River Authority (RB)
5.000%, 05/15/25	275	278,970
5.000%, 05/15/26	1,855	1,917,385
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	4,575	$4,623,245
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	3,790	3,831,261
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	10,000	10,104,040
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,135	2,176,567
Navasota Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	893,669
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	2,135	2,153,246
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,355	7,381,963
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	655	655,000
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	300	305,611
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	6,860	6,933,948
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	650	656,867
Reagan County Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,250	1,262,603

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,605	$4,653,651
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,500	1,501,144
Socorro Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,865	1,866,296
State of Texas (GO)
5.000%, 10/01/25	1,690	1,692,689
State of Texas (GO) Series A
5.000%, 10/01/24	3,285	3,295,723
¤ 5.000%, 10/01/27 (Pre-refunded @ $100, 10/1/24)	1,675	1,679,766
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	13,325	13,366,289
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	4,830	4,844,966
State of Texas (GO) Series B
5.000%, 08/01/24	2,135	2,135,000
State of Texas (GO) Series C
5.000%, 08/01/24	680	680,000
Tarrant County College District (GO)
5.000%, 08/15/24	3,305	3,307,258
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	380	392,182
Tarrant Regional Water District Water Supply System Revenue (RB)
5.000%, 03/01/25	360	364,284
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/25	3,345	3,389,154
Texas Department of Transportation State Highway Fund (RB) Series A
5.000%, 10/01/25	1,050	1,074,792
		Face Amount	Value†
		(000)
TEXAS — (Continued)
Texas Transportation Commission (GO)
	5.000%, 04/01/25	3,810	$3,858,774
Timber Lane Utility District (GO) (AGM) Series A
	4.000%, 08/01/25	555	558,851
Trinity River Authority Central Regional Wastewater System Revenue (RB)
	5.000%, 08/01/24	640	640,000
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
	5.000%, 02/01/25	1,685	1,700,592
	5.000%, 02/01/26	215	221,149
United Independent School District (GO) (PSF-GTD)
¤	5.000%, 08/15/32 (Pre-refunded @ $100, 8/15/24)	2,550	2,551,722
¤	5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/24)	3,255	3,257,198
¤	5.000%, 08/15/39 (Pre-refunded @ $100, 8/15/24)	4,465	4,468,015
Waco Independent School District (GO) (PSF-GTD)
	5.000%, 08/15/25	250	254,978
	5.000%, 08/15/26	100	103,968
¤	5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	2,275	2,276,536
¤	4.000%, 08/15/30 (Pre-refunded @ $100, 8/15/24)	2,015	2,015,589
¤	4.000%, 08/15/32 (Pre-refunded @ $100, 8/15/24)	3,890	3,891,138
¤	4.000%, 08/15/33 (Pre-refunded @ $100, 8/15/24)	6,125	6,126,792
¤	4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	2,670	2,670,781
¤	4.000%, 08/15/36 (Pre-refunded @ $100, 8/15/24)	6,890	6,892,015
Waxahachie Independent School District (GO) (PSF-GTD)
	5.000%, 02/15/25	750	758,004

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/25	675	$697,241
6.500%, 08/15/26	280	298,441
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/25	165	168,473
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	4,740	4,841,625
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	2,345	2,395,276
TOTAL TEXAS		289,772,392
UTAH — (0.3%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/25	2,200	2,226,981
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	1,340	1,353,535
Ogden City School District Municipal Building Authority (RB) (BAM)
5.000%, 01/15/25	500	504,381
TOTAL UTAH		4,084,897
VIRGINIA — (1.1%)
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,495	7,688,255
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 10/01/24	1,465	1,469,777
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,215	2,279,280
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/25	2,135	2,164,009
5.000%, 10/01/25	2,065	2,116,581
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Virginia Public Building Authority (RB) Series A
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	$1,000,000
TOTAL VIRGINIA		16,717,902
WASHINGTON — (7.0%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	6,020	6,176,294
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	11,555	11,714,208
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	4,590	4,709,167
City of Seattle (GO)
4.000%, 12/01/32	1,360	1,366,064
City of Seattle (GO) Series B
5.000%, 12/01/24	1,125	1,132,505
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	775	779,885
County of King (GO)
5.000%, 12/01/24	2,705	2,723,409
5.000%, 12/01/25	2,640	2,714,584
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,007,943
County of King (GO) Series A
5.000%, 12/01/25	2,560	2,632,324
County of King (GO) Series B
5.000%, 12/01/24	3,705	3,730,214
5.000%, 12/01/25	4,995	5,136,117
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/30 (Pre-refunded @ $100, 1/1/25)	1,105	1,114,284
¤ 5.000%, 07/01/40 (Pre-refunded @ $100, 1/1/25)	1,445	1,457,140

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	255	$262,347
Energy Northwest (RB)
5.000%, 07/01/26	525	533,946
Energy Northwest (RB) Series B
5.000%, 07/01/25	1,070	1,090,132
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/24	3,340	3,362,171
5.000%, 12/01/25	1,380	1,416,793
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	945	966,702
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,000	10,063,700
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/24	400	402,642
3.500%, 12/01/25	750	753,153
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/24	1,170	1,178,159
5.000%, 12/01/25	835	857,484
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	2,755	2,772,826
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	6,000	6,038,823
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	2,250	2,310,584
¤ 5.000%, 12/01/36 (Pre-refunded @ $100, 12/1/24)	1,600	1,610,353
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	940	964,316
State of Washington (GO) Series A
5.000%, 08/01/25	5,500	5,614,068
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	5,465	$5,507,599
State of Washington (GO) Series B
5.000%, 07/01/26	2,845	2,847,845
5.000%, 07/01/29	575	589,881
State of Washington (GO) Series D
5.000%, 07/01/32	6,055	6,096,154
State of Washington (GO) Series R
5.000%, 07/01/29	1,000	1,007,254
State of Washington (GO) Series R-2018D
5.000%, 08/01/24	560	560,000
State of Washington (GO) Series R-2022C
5.000%, 07/01/25	4,140	4,217,893
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	125	129,361
TOTAL WASHINGTON		107,548,324
WEST VIRGINIA — (0.7%)
West Virginia University (RB) Series A
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	10,115	10,145,488
WISCONSIN — (2.0%)
City of Kenosha (GO)
4.000%, 09/01/24	365	365,247
4.000%, 09/01/25	725	732,430
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	3,040	3,070,820
5.000%, 04/01/27	1,060	1,099,879
Public Finance Authority (RB) Series A
4.000%, 07/01/25	1,385	1,396,343
5.000%, 07/01/26	1,275	1,317,074
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	2,140	2,150,399
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	2,585	2,622,678
State of Wisconsin (GO) Series A
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/25)	2,035	2,065,172

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
¤ 5.000%, 05/01/32 (Pre-refunded @ $100, 5/1/25)	1,015	$1,030,049
Wisconsin Department of Transportation (RB) Series 2
5.000%, 07/01/25	14,090	14,351,245
TOTAL WISCONSIN		30,201,336
TOTAL MUNICIPAL BONDS (Cost $1,476,008,684)		1,475,578,336
COMMERCIAL PAPER — (1.3%)
California Educational Facilities Authority
3.550%, 08/06/24	3,625	3,625,051
California Statewide Communities Development Authority
3.600%, 09/12/24	5,500	5,499,826
	Face Amount	Value†
	(000)

3.550%, 10/03/24	9,415	$9,413,039
County of Harris
3.650%, 08/08/24	1,720	1,720,050
TOTAL COMMERCIAL PAPER (Cost $20,260,000)		20,257,966

	Shares
INVESTMENT COMPANIES — (2.1%)
BlackRock Liquidity Funds MuniCash (Cost $32,143,329)	32,140,196	32,143,411
TOTAL INVESTMENTS — (100.0%)
(Cost $1,528,412,013)^^		$1,527,979,713
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,475,578,336	—	$1,475,578,336
Commercial Paper	—	20,257,966	—	20,257,966
Investment Companies	$32,143,411	—	—	32,143,411
Total Investments in Securities	$32,143,411	$1,495,836,302	—	$1,527,979,713

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.2%)
ALABAMA — (0.6%)
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	590	$637,333
5.000%, 03/01/30	810	885,432
4.000%, 03/01/33	1,250	1,291,614
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	702,143
State of Alabama (GO) Series C
5.000%, 08/01/24	3,000	3,000,000
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,285,128
TOTAL ALABAMA		7,801,650
ALASKA — (0.2%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	320,990
Municipality of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,769,223
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/27	210	213,318
TOTAL ALASKA		3,303,531
ARIZONA — (1.2%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	2,037,016
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/28	250	266,629
5.000%, 07/01/29	500	541,498
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,430	2,549,263
	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/27	3,040	$3,221,107
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 12/01/36	7,965	8,050,617
TOTAL ARIZONA		16,666,130
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,145	2,291,258
County of Pulaski (RB)
5.000%, 03/01/37	520	583,214
TOTAL ARKANSAS		2,874,472
CALIFORNIA — (2.3%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	4,550,893
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,355,458
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	1,022,176
San Francisco Community College District (GO)
5.000%, 06/15/31	1,000	1,014,793
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	816,143
State of California (GO)
5.000%, 08/01/25	765	781,153
5.000%, 08/01/26	2,250	2,345,830
3.500%, 08/01/27	800	811,871
5.000%, 11/01/27	5,610	5,989,510
5.000%, 04/01/29	2,000	2,190,661
5.000%, 08/01/30	2,300	2,381,873
5.000%, 10/01/31	1,885	2,149,989
4.000%, 08/01/35	625	629,165
5.000%, 10/01/35	1,785	1,836,035
4.000%, 10/01/36	2,410	2,484,338

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/41	1,235	$1,360,249
TOTAL CALIFORNIA		31,720,137
COLORADO — (1.7%)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	815	854,135
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	4,290	4,352,380
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,192,328
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	458,163
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,080,436
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,188,255
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	30	32,227
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	337,215
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,308,145
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	875,629
TOTAL COLORADO		23,678,913
CONNECTICUT — (0.9%)
City of Bristol (GO)
5.000%, 03/15/29	830	909,827
	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	$1,048,741
5.000%, 08/01/29	1,000	1,060,624
City of Waterbury (GO)
5.000%, 08/01/29	625	687,145
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,369,387
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	741,946
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	996,585
TOTAL CONNECTICUT		12,814,255
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	45,793
DISTRICT OF COLUMBIA — (0.9%)
District of Columbia (GO) Series A
5.000%, 06/01/25	1,500	1,525,468
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	2,525	2,618,445
5.000%, 07/01/27	8,345	8,808,849
TOTAL DISTRICT OF COLUMBIA		12,952,762
FLORIDA — (5.2%)
Alachua County School Board (COP) (AGM)
5.000%, 07/01/29	5,230	5,703,876
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	605,380
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,162,316
4.000%, 07/01/35	1,750	1,815,030
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,516,507
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	1,100	1,121,446
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	825	922,379

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	$274,195
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	319,894
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/27	605	644,486
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,289,688
4.000%, 09/01/38	5,000	5,097,229
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,060,857
County of Miami-Dade (GO) Series A
5.000%, 07/01/25	2,295	2,336,251
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,577,461
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/27	250	265,061
Duval County Public Schools (COP) (AGM) Series A
5.000%, 07/01/29	1,485	1,613,182
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,017,812
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,345	1,440,068
5.000%, 11/15/29	1,060	1,151,449
5.000%, 11/15/30	1,220	1,340,406
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,949,964
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	514,410
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,191,738
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	665	$727,822
Orlando Utilities Commission (RB) Series 2018-A
5.000%, 10/01/38	3,000	3,134,504
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	504,876
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	108,504
Pasco County School Board (COP) (AGM) Series A
5.000%, 08/01/36	1,985	2,207,474
5.000%, 08/01/37	3,000	3,329,794
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,074,588
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,118,215
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	169,562
School District of Broward County (COP) Series A
5.000%, 07/01/27	685	723,839
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,020	1,066,697
5.000%, 07/01/35	6,010	6,745,947
State of Florida (GO) Series A
5.000%, 06/01/25	2,500	2,543,115
5.000%, 06/01/27	6,580	6,969,543
State of Florida (GO) Series C
5.000%, 06/01/27	2,075	2,197,842
TOTAL FLORIDA		72,553,407
GEORGIA — (1.9%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,053,739

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Development Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	$765,329
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,021,860
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	269,523
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	138,099
5.000%, 10/01/29	265	283,871
5.000%, 10/01/30	285	308,181
State of Georgia (GO) Series A
5.000%, 07/01/27	6,090	6,465,293
State of Georgia (GO) Series C
4.000%, 07/01/29	1,140	1,203,355
State of Georgia (GO) Series C-1
5.000%, 07/01/26	9,210	9,578,805
State of Georgia (GO) Series E
5.000%, 12/01/26	3,080	3,230,792
TOTAL GEORGIA		26,318,847
HAWAII — (1.4%)
City & County of Honolulu (GO) Series A
5.000%, 10/01/37	770	783,208
City & County of Honolulu (GO) Series B
5.000%, 10/01/24	2,045	2,051,510
5.000%, 10/01/25	1,925	1,970,276
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	845	860,452
County of Hawaii (GO) Series A
5.000%, 09/01/37	1,500	1,557,824
State of Hawaii (GO) Series FH
5.000%, 10/01/25	1,640	1,679,674
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,556,313
TOTAL HAWAII		19,459,257
	Face Amount^	Value†
	(000)
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	$305,711
ILLINOIS — (3.2%)
Chicago O'Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	5,072,451
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/33	860	864,011
Chicago O'Hare International Airport (RB) Series D
5.250%, 01/01/36	170	177,394
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	78,037
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,298,594
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	1,114,684
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,012,175
5.000%, 12/01/25	1,180	1,211,706
Cook County School District No. 78 Rosemont (GO) (AGM)
5.000%, 12/01/34	1,000	1,092,073
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,104,960
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	285	311,305
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,480	3,777,783
5.000%, 08/15/34	2,390	2,645,741
5.000%, 08/15/35	2,220	2,450,060
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,486,811
4.000%, 02/15/33	2,805	2,828,989

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	$942,868
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,492,910
Sangamon County School District No. 186 Springfield (GO) (AGM)
4.000%, 02/01/31	1,310	1,346,685
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	1,977,611
University of Illinois (RB) Series A
5.000%, 04/01/30	640	707,351
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/26	425	435,066
5.000%, 01/01/27	630	653,755
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-A
5.000%, 01/01/26	550	563,026
TOTAL ILLINOIS		43,646,046
INDIANA — (0.7%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,738,467
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	395,686
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,556,788
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/35	1,365	1,404,665
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	522,678
TOTAL INDIANA		9,618,284
	Face Amount^	Value†
	(000)
IOWA — (0.4%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/29	1,470	$1,527,254
4.000%, 06/01/30	1,090	1,137,206
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,081,917
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,083,420
TOTAL IOWA		5,829,797
KANSAS — (0.7%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,454,286
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,200,095
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,002,830
Shawnee County Unified School District No. 437 Auburn-Washburn (GO) Series A
5.000%, 09/01/43	3,000	3,368,647
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,520	1,616,781
TOTAL KANSAS		9,642,639
KENTUCKY — (1.5%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	388,781
5.000%, 04/01/36	1,520	1,681,721
5.000%, 04/01/37	1,600	1,766,826
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,093,760
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	625	654,352
5.000%, 08/01/31	920	931,173

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
KENTUCKY — (Continued)
5.000%, 04/01/33	3,500	$3,636,725
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	697,815
5.000%, 06/01/30	560	616,107
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	157,270
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	3,994,477
5.000%, 05/15/43	3,935	4,333,843
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	1,045,095
TOTAL KENTUCKY		20,997,945
LOUISIANA — (0.8%)
Ascension Parish School Board (GO)
5.500%, 03/01/28	250	271,152
5.000%, 03/01/29	380	412,533
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,054,347
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,141,552
5.000%, 12/01/33	1,195	1,320,271
5.000%, 12/01/34	2,370	2,614,533
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,103,187
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	365,074
4.000%, 03/01/30	400	415,082
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	452,039
State of Louisiana (GO)
4.000%, 05/01/31	1,150	1,151,895
TOTAL LOUISIANA		11,301,665
	Face Amount^	Value†
	(000)
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	$528,585
5.000%, 07/01/29	480	514,248
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,115,663
TOTAL MAINE		3,158,496
MARYLAND — (6.0%)
County of Anne Arundel (GO)
5.000%, 10/01/29	3,620	4,007,541
5.000%, 10/01/43	2,280	2,549,947
County of Baltimore (GO)
3.000%, 11/01/24	1,000	998,878
5.000%, 03/01/27	4,145	4,369,441
5.000%, 11/01/27	2,215	2,366,265
5.000%, 03/01/28	4,000	4,300,565
County of Frederick (GO) Series A
5.000%, 08/01/27	4,725	5,012,366
County of Howard (GO) Series A
5.000%, 02/15/28	1,325	1,423,379
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	2,730,305
County of Montgomery (GO) Series C
5.000%, 10/01/27	8,570	9,143,336
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,744,712
County of Prince George's (GO) Series A
4.000%, 07/01/26	2,000	2,042,585
3.000%, 09/15/27	10,950	10,873,047
5.000%, 08/01/43	2,965	3,361,655
State of Maryland (GO) Series A
5.000%, 03/15/26	2,500	2,584,889
5.000%, 08/01/27	5,170	5,498,286
5.000%, 06/01/37	3,000	3,408,594
State of Maryland (GO) Series B
5.000%, 08/01/27	6,135	6,524,561
5.000%, 08/01/28	2,040	2,210,618
TOTAL MARYLAND		83,150,970
MASSACHUSETTS — (3.1%)
City of Boston (GO) Series A
5.000%, 03/01/28	1,300	1,406,871

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	$908,943
City of Framingham (GO)
5.000%, 06/15/25	1,565	1,593,442
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	320,135
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	2,950	3,191,551
4.000%, 02/01/39	1,000	1,032,746
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,070,447
5.000%, 08/01/40	12,000	13,594,914
5.000%, 08/01/41	5,000	5,626,970
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	4,010	4,283,706
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	3,707,064
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	182,913
5.000%, 07/01/37	2,680	2,868,213
Nauset Regional School District (GO)
4.000%, 05/15/41	2,715	2,759,815
TOTAL MASSACHUSETTS		43,547,730
MICHIGAN — (0.8%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,170,861
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,678,691
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,040	1,119,051
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	2,000	2,082,134
Oakland University (RB) Series A
5.000%, 03/01/29	695	751,350
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
5.000%, 03/01/30	805	$881,673
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	294,165
5.000%, 05/01/30	225	249,369
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,431,899
TOTAL MICHIGAN		11,659,193
MINNESOTA — (1.5%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,202,195
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,656,771
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	723,392
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	685,519
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,162,198
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,375,983
5.000%, 08/01/28	2,305	2,497,782
State of Minnesota (GO) Series D
5.000%, 08/01/24	500	500,000
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	355,666
TOTAL MINNESOTA		20,159,506
MISSISSIPPI — (0.7%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,410	10,021,542

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MISSOURI — (1.0%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	$2,253,694
City of Kansas City (GO) Series A
3.000%, 02/01/25	4,215	4,207,124
5.000%, 02/01/37	400	456,787
City of Kansas City (RB) Series C
5.000%, 09/01/29	1,000	1,089,539
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	865	923,782
City of Wentzville (COP)
5.000%, 11/01/32	600	623,133
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,450	1,569,190
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	2,000	2,058,628
University City School District (GO)
5.250%, 02/15/44	340	370,824
TOTAL MISSOURI		13,552,701
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	403,309
NEBRASKA — (1.3%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,437,632
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	4,469,344
5.000%, 12/01/42	3,635	4,038,491
Omaha Public Power District (RB) Series C
5.000%, 02/01/39	4,990	5,033,679
5.000%, 02/01/43	1,000	1,005,833
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	657,078
	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Public Power Generation Agency (RB) Series A
5.000%, 01/01/29	45	$45,283
TOTAL NEBRASKA		17,687,340
NEVADA — (2.0%)
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	2,150,440
County of Clark (GO) Series A
5.000%, 07/01/25	2,700	2,749,374
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	502,190
County of Clark Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,136,541
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	2,900	3,121,584
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	786,410
5.000%, 07/01/28	2,695	2,894,935
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,965	2,115,791
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,817,161
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,518,242
Washoe County School District (GO) Series C
4.000%, 10/01/32	1,290	1,315,724
TOTAL NEVADA		28,108,392
NEW HAMPSHIRE — (0.2%)
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,677,726
State of New Hampshire (GO) Series C
5.000%, 12/01/24	450	452,999
TOTAL NEW HAMPSHIRE		2,130,725

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW JERSEY — (1.8%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	$2,931,231
3.000%, 02/01/27	3,035	3,015,491
3.000%, 02/01/28	4,560	4,516,545
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,045,810
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	818,410
5.000%, 06/15/35	3,300	3,690,984
New Jersey Turnpike Authority (RB) Series E
5.000%, 01/01/33	2,645	2,662,161
Princeton (GO)
2.000%, 12/15/24	1,790	1,777,261
State of New Jersey (GO) Series A
5.000%, 06/01/28	1,020	1,097,970
5.000%, 06/01/29	500	547,900
4.000%, 06/01/31	2,455	2,604,682
Township of Montville (GO)
3.000%, 10/01/25	505	503,923
TOTAL NEW JERSEY		25,212,368
NEW MEXICO — (0.4%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	547,727
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,038,944
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,000,000
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,119,725
TOTAL NEW MEXICO		5,706,396
NEW YORK — (5.5%)
City of New York (GO) Series A
5.000%, 08/01/24	2,610	2,610,000
5.000%, 08/01/26	2,015	2,095,631
5.000%, 08/01/33	1,635	1,637,213
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/31	5,445	$5,486,123
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,600,039
City of New York (GO) Series F-1
5.000%, 06/01/34	2,130	2,156,733
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	504,530
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,977,411
Metropolitan Transportation Authority (ST) Series A
5.000%, 11/15/27	200	213,993
Metropolitan Transportation Authority (RB) Series A-1
5.000%, 11/15/36	2,595	2,613,159
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	2,650	2,823,015
5.000%, 03/01/30	1,275	1,395,173
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	1,050	1,128,973
5.000%, 07/01/34	440	442,284
5.000%, 03/15/36	2,930	3,017,577
5.000%, 03/15/38	625	708,923
5.000%, 03/15/42	1,300	1,341,226
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/41	5,460	5,885,443
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,372,678
5.000%, 03/15/29	1,010	1,105,398
5.000%, 03/15/36	6,455	6,554,427
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	3,000	3,264,350
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,485,542
5.000%, 03/15/27	5,880	6,197,012
New York State Urban Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	6,110,642

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	$628,694
Town of Oyster Bay (GO) (AGM)
5.000%, 08/01/29	165	181,495
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	553,375
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,355	1,405,028
TOTAL NEW YORK		75,496,087
NORTH CAROLINA — (1.9%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,771,276
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/43	200	227,637
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	3,697,091
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,726,216
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	173,658
County of Wake (GO)
5.000%, 04/01/25	2,000	2,027,700
County of Wake (GO) Series A
5.000%, 03/01/28	2,020	2,172,426
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,501,184
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,550	1,648,317
State of North Carolina (RB)
5.000%, 03/01/25	1,000	1,011,947
5.000%, 03/01/33	50	54,146
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
State of North Carolina (GO) Series A
5.000%, 06/01/28	5,190	$5,608,077
TOTAL NORTH CAROLINA		25,619,675
NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,330,000
OHIO — (3.5%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	272,457
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	250,958
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,013,359
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,429,600
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,290	1,327,492
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	9,122,647
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,458,052
4.000%, 08/01/39	1,400	1,407,693
State of Ohio (GO) Series A
5.000%, 06/15/38	3,000	3,074,848
State of Ohio (GO) Series A
5.000%, 09/01/25	1,000	1,022,459
State of Ohio (GO) Series B
5.000%, 08/01/24	970	970,000
5.000%, 09/01/24	2,665	2,669,337
5.000%, 09/01/27	780	829,849
5.000%, 09/15/27	1,865	1,985,645
State of Ohio (GO) Series C
5.000%, 08/01/27	7,200	7,648,177

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OHIO — (Continued)
State of Ohio (GO) Series U
5.000%, 05/01/28	4,465	$4,806,976
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,215	3,423,984
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,007,291
TOTAL OHIO		47,720,824
OKLAHOMA — (0.8%)
City of Tulsa (GO)
5.000%, 03/01/26	4,000	4,129,266
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,672,700
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,624,754
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,436,483
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	740	755,265
TOTAL OKLAHOMA		11,618,468
OREGON — (2.4%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	656,895
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,621,046
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,573,182
City of Salem (GO)
5.000%, 06/01/25	530	538,710
	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/28	4,445	$4,516,877
County of Washington (GO)
5.000%, 03/01/25	1,000	1,011,203
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,725	5,000,839
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,335,131
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	1,055	1,151,546
State of Oregon (GO) Series F
5.000%, 05/01/34	1,510	1,559,635
State of Oregon (GO) Series G
5.000%, 12/01/24	2,290	2,305,415
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	150,814
5.000%, 11/15/41	1,515	1,695,745
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,698,554
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,500	2,646,656
TOTAL OREGON		33,462,248
PENNSYLVANIA — (1.4%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,568,181

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	$588,685
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	232,022
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,350,187
County of Lebanon (GO) (AGM)
4.000%, 10/15/27	150	154,742
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	931,721
County of Montgomery (GO) Series A
5.000%, 01/01/25	2,390	2,409,738
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	717,611
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	426,250
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,326,999
Pennsylvania State University (RB) Series E
5.000%, 03/01/25	540	546,350
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,598,918
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,675	3,827,652
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	344,728
TOTAL PENNSYLVANIA		19,023,784
RHODE ISLAND — (0.4%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	973,961
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	272,267
	Face Amount^	Value†
	(000)
RHODE ISLAND — (Continued)
5.000%, 12/01/42	890	$1,004,677
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,477,042
TOTAL RHODE ISLAND		5,727,947
SOUTH CAROLINA — (2.4%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/25	2,140	2,168,501
County of Charleston (GO) Series A
5.000%, 11/01/29	8,145	9,033,436
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,050,788
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	997,608
Dorchester County School District No. 2 (GO) Series B
5.000%, 03/01/25	1,430	1,446,816
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	4,765	4,943,545
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,018,998
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	1,140	1,200,240
5.000%, 03/01/38	4,000	4,509,397
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,872,019
Spartanburg County School District No. 7 (GO) Series D
5.000%, 03/01/44	1,565	1,659,005
TOTAL SOUTH CAROLINA		32,900,353
TENNESSEE — (3.8%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,569,127

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Memphis (GO) Series A
5.000%, 10/01/43	1,790	$1,944,575
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,639,811
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,103,576
County of Knox (GO)
5.000%, 06/01/29	1,750	1,924,200
County of Williamson (GO)
5.000%, 04/01/39	2,670	3,031,178
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	5,465	6,021,072
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,820	4,048,796
4.000%, 07/01/28	10,150	10,568,599
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,021,589
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	8,124,125
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,000	1,020,938
Tennessee State School Bond Authority (RB) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,075,651
TOTAL TENNESSEE		52,093,237
TEXAS — (19.0%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,000,723
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	4,800,948
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,459,569
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	$612,313
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	750,000
5.000%, 08/01/25	250	255,165
5.000%, 08/01/27	2,300	2,437,722
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,802,002
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/43	14,355	15,839,205
Board of Regents of the University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,851,393
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,164,446
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	5,061,233
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,603,765
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,001,862
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,055	1,111,317
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,495,478
City of Amarillo (GO)
2.000%, 02/15/25	5,015	4,962,641
4.000%, 02/15/25	1,620	1,629,043
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,596,204
5.000%, 08/15/37	1,995	2,283,423
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,223,904

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Austin (GO)
5.000%, 09/01/24	1,215	$1,216,967
5.000%, 09/01/38	790	897,285
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/42	900	990,601
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	895	985,406
5.000%, 11/15/41	1,715	1,890,110
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/29	590	635,375
5.000%, 07/01/30	1,040	1,131,392
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,836,356
City of Cedar Park (GO)
5.000%, 02/15/29	590	641,848
City of Celina (GO)
4.125%, 09/01/24	2,325	2,327,039
5.000%, 09/01/31	405	456,080
5.000%, 09/01/32	465	530,510
City of College Station (GO)
5.000%, 02/15/29	330	358,853
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	622,588
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,149,505
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	682,211
5.000%, 10/01/25	1,000	1,023,984
City of Denton (GO)
4.000%, 02/15/25	3,790	3,811,358
5.000%, 02/15/29	2,150	2,331,320
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,644,645
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,677,404
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,058,340
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	9,470	9,570,558
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Garland (GO)
5.000%, 02/15/25	2,030	$2,052,645
City of Houston (GO) Series A
5.000%, 03/01/25	500	505,631
City of Hutto (GO) (BAM)
5.000%, 08/01/43	445	488,680
City of Irving (GO)
5.000%, 09/15/28	1,875	2,024,211
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,406,736
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	570,556
City of McKinney (GO)
5.000%, 08/15/27	2,170	2,297,828
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,092,504
City of Pearland (GO)
5.000%, 03/01/25	3,885	3,926,270
City of Pflugerville (GO)
5.000%, 08/01/37	425	476,491
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,801,042
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/32	2,250	2,321,960
4.000%, 02/01/36	2,435	2,436,708
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/44	300	331,373
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	500,000
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,197,862
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	380,344
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	745,029
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,333,557
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/24	410	410,131

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/15/37	2,000	$2,259,339
County of Bexar (RB)
5.000%, 08/15/27	680	713,963
County of Collin (GO)
5.000%, 02/15/38	415	469,625
County of Harris (GO) Series A
5.000%, 10/01/24	1,000	1,003,268
5.000%, 09/15/27	1,000	1,063,115
5.000%, 10/01/29	1,990	2,189,843
County of San Patricio (GO)
5.000%, 04/01/29	150	161,973
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	925	1,006,243
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	820,969
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	700	740,972
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	500,358
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,000,719
5.000%, 08/15/37	250	282,607
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	500	500,168
4.000%, 08/15/36	1,425	1,464,576
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,001,502
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	471,878
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,440,920
5.000%, 10/01/33	895	1,003,156
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,073,029
5.000%, 10/01/31	1,290	1,314,033
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	$1,590,316
5.000%, 07/01/29	1,220	1,324,299
3.000%, 10/01/40	2,120	1,826,152
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	672,212
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,124,692
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,185,849
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/43	1,500	1,686,177
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,521,135
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/43	600	666,223
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,011,209
5.000%, 02/15/37	250	281,648
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/33	1,045	1,046,506
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	524,200
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	481,208
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,001,446
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	517,169
5.000%, 05/15/32	1,475	1,642,767

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,105	$1,188,275
5.000%, 05/15/41	1,600	1,720,706
5.000%, 05/15/43	910	986,621
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	500	542,315
5.000%, 05/15/30	400	439,115
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	480,558
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/24	5,715	5,723,777
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,100	2,267,271
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/26	3,500	3,601,746
5.000%, 01/01/27	1,910	2,000,128
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,000,743
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,216,876
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/25	1,880	1,919,762
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,750	1,961,353
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,326,435
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,712,699
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	1,000	1,102,273
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	$4,515,702
5.000%, 08/15/30	1,000	1,116,028
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,599,812
State of Texas (GO) Series A
5.000%, 10/01/28	1,180	1,204,850
State of Texas (GO) Series A
5.000%, 04/01/25	1,000	1,013,466
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	5,000	5,015,493
State of Texas (GO) Series B
5.000%, 08/01/39	1,900	1,922,913
5.000%, 08/01/41	1,200	1,212,824
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,224,488
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	210	226,364
5.000%, 07/01/30	455	496,299
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,458,483
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	500	543,773
5.000%, 02/01/30	1,000	1,105,149
Texas Department of Transportation State Highway Fund (RB)
5.250%, 04/01/26	300	311,381
5.000%, 10/01/26	4,385	4,579,257
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/29	820	893,165
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,514,587
5.000%, 08/01/29	250	274,504

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/28	600	$640,359
5.000%, 02/01/29	500	542,917
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	217,529
5.000%, 08/01/32	485	546,136
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/27	765	839,171
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	497,291
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	597,131
5.000%, 02/15/31	875	981,744
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/27	1,000	1,061,223
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	5,990,744
TOTAL TEXAS		263,630,549
UTAH — (1.4%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,798,410
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,135	2,370,951
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,219,286
State of Utah (GO)
5.000%, 07/01/26	4,450	4,627,350
5.000%, 07/01/27	6,215	6,601,584
TOTAL UTAH		18,617,581
	Face Amount^	Value†
	(000)
VIRGINIA — (3.7%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	$103,225
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,210	3,406,822
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,058,501
City of Norfolk (GO) (ST AID WITHHLDG)
5.000%, 08/01/28	2,425	2,626,761
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	315,520
5.000%, 09/01/37	550	630,018
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,186,572
5.000%, 11/01/42	2,040	2,292,219
City of Richmond (GO) Series B
5.000%, 07/15/25	3,000	3,058,786
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,448,893
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	500	508,457
County of Arlington (GO)
5.000%, 06/15/37	7,025	8,042,875
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/28	2,800	2,999,816
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,067,179
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,786,622
5.000%, 08/01/28	2,945	3,191,187
County of Henrico Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,395,737
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,506,492

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	$513,965
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,795,185
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	441,565
5.000%, 01/01/29	530	564,932
TOTAL VIRGINIA		50,941,329
WASHINGTON — (6.7%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,012,941
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	900	916,868
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	336,068
City of Seattle (GO)
4.000%, 12/01/34	1,020	1,022,738
City of Seattle (GO) Series A
5.000%, 12/01/26	3,060	3,209,028
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	8,933,751
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	445,078
5.000%, 01/01/30	500	550,559
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	700,184
5.000%, 01/01/30	880	968,983
County of King (GO) Series A
5.000%, 06/01/28	3,565	3,839,916
5.000%, 06/01/29	2,050	2,248,126
County of King (GO) Series E
5.000%, 12/01/25	975	1,002,545
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/28	1,625	$1,735,377
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,140	1,205,729
5.000%, 07/01/39	8,830	9,932,584
5.000%, 07/01/40	3,760	4,143,670
5.000%, 07/01/41	3,305	3,622,488
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	1,655,987
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,863,871
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	270	306,569
5.000%, 12/01/41	2,260	2,518,311
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,490,297
5.000%, 12/01/26	1,555	1,628,935
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	1,000	1,003,720
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,105,058
State of Washington (GO) Series C
5.000%, 02/01/42	1,520	1,633,471
State of Washington (GO) Series D
5.000%, 02/01/37	1,410	1,443,901
State of Washington (GO) Series R-2022C
4.000%, 07/01/29	3,205	3,363,552
State of Washington (GO) Series R-2023A
5.000%, 08/01/38	1,445	1,644,007
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	6,000	6,942,770
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,356,662
5.000%, 08/01/39	1,000	1,092,390

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 08/01/40	2,325	$2,527,602
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,700,829
State of Washington (GO) Series C
5.000%, 02/01/38	2,500	2,687,635
State of Washington (GO) Series D
5.000%, 06/01/25	1,500	1,525,496
State of Washington (GO) Series E
5.000%, 06/01/38	2,425	2,635,841
TOTAL WASHINGTON		92,953,537
WEST VIRGINIA — (0.3%)
State of West Virginia (GO) Series A
5.000%, 12/01/24	755	760,006
5.000%, 12/01/41	2,500	2,654,409
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	437,745
TOTAL WEST VIRGINIA		3,852,160
WISCONSIN — (3.0%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,114,062
5.000%, 10/01/26	920	961,151
City of Madison (GO) Series C
5.000%, 10/01/26	945	987,269
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,015	4,166,050
5.000%, 04/01/28	5,385	5,662,042
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,185	1,306,226
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,334,582
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	668,807
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Racine Unified School District (GO) (AGM)
5.000%, 04/01/39	1,125	$1,233,012
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,525	1,670,691
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,810,170
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,340,278
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/28	2,000	2,153,240
State of Wisconsin (GO) Series A
5.000%, 05/01/25	2,885	2,928,160
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,573,869
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,080	1,154,040
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	4,424,391
WPPI Energy (RB) Series A
5.000%, 07/01/28	1,380	1,428,645
TOTAL WISCONSIN		41,916,685
TOTAL MUNICIPAL BONDS (Cost $1,385,129,810)		1,374,934,373

	Shares
INVESTMENT COMPANIES — (0.8%)
BlackRock Liquidity Funds MuniCash (Cost $10,899,564)	10,898,474	10,899,564
TOTAL INVESTMENTS — (100.0%)
(Cost $1,396,029,374)^^		$1,385,833,937

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,374,934,373	—	$1,374,934,373
Investment Companies	$10,899,564	—	—	10,899,564
Total Investments in Securities	$10,899,564	$1,374,934,373	—	$1,385,833,937

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.6%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$705,806
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	331,289
4.000%, 02/01/38	750	726,017
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	251,681
University of South Alabama (RB) (BAM) Series A
5.000%, 04/01/44	500	545,956
TOTAL ALABAMA		2,560,749
ALASKA — (1.9%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	261,713
Borough of Matanuska-Susitna (RB)
5.250%, 09/01/28	405	414,010
Municipality of Anchorage (GO) Series A
4.000%, 09/01/34	2,945	2,953,883
Municipality of Anchorage (GO) Series C
4.000%, 09/01/34	2,015	2,021,078
State of Alaska (GO) Series B
5.000%, 08/01/29	1,260	1,282,992
State of Alaska (GO) Series A
5.000%, 08/01/36	250	275,282
State of Alaska (GO) Series B
5.000%, 08/01/30	630	641,433
TOTAL ALASKA		7,850,391
ARIZONA — (0.9%)
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,145	1,273,707
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	$1,079,993
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	227,130
4.000%, 09/01/37	390	395,086
Northern Arizona University (COP) (AGM)
5.000%, 09/01/25	550	560,743
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	171,252
TOTAL ARIZONA		3,707,911
ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	42,036
5.000%, 09/01/30	10	10,707
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	223,294
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	228,369
TOTAL ARKANSAS		504,406
CALIFORNIA — (0.7%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	275	302,972
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	260	268,335
Hesperia Community Redevelopment Successor Agency (TAN) (AGM) Series A
3.375%, 09/01/37	500	479,334

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	$265,299
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	310,138
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	172,026
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	215,921
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	486,317
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	199,668
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	99,124
TOTAL CALIFORNIA		2,799,134
COLORADO — (1.9%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	182,044
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	595	642,860
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	55	55,981
4.000%, 08/01/37	300	300,732
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	870	930,885
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/25	2,500	2,546,147
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	336,837
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	990	1,023,551
	Face Amount	Value†
	(000)
COLORADO — (Continued)
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	$242,363
5.000%, 09/01/36	300	328,248
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	432,513
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	302,164
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	301,708
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	137,133
TOTAL COLORADO		7,763,166
CONNECTICUT — (1.0%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	390,980
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	517,687
City of New Haven (GO) Series A
5.000%, 08/01/29	595	631,072
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	805	864,394
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	504,639
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	575,134
5.000%, 05/01/38	500	546,458
TOTAL CONNECTICUT		4,030,364
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	130	141,098
DISTRICT OF COLUMBIA — (1.5%)
District of Columbia (RB)
5.000%, 04/01/26	175	179,745

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
District of Columbia (GO) Series D
5.000%, 06/01/36	1,660	$1,718,008
District of Columbia (GO) Series A
4.000%, 10/15/39	1,610	1,633,959
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	615	655,708
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	385	401,258
5.000%, 07/01/38	1,585	1,641,072
TOTAL DISTRICT OF COLUMBIA		6,229,750
FLORIDA — (11.2%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,616,297
Brevard County School District (COP)
5.000%, 07/01/27	305	306,028
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	260,520
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	450	442,103
Central Florida Expressway Authority (RB) Series B
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	2,000	2,038,994
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	265	296,279
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	432,195
5.000%, 10/01/37	400	433,696
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	675	689,708
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	2,340	$2,392,139
City of Gainesville Utilities System Revenue (RB) Series B
(r) 4.050%, 10/01/42	700	700,000
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	271,215
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/24	1,040	1,043,057
5.000%, 10/01/25	1,415	1,445,916
City of Orlando Tourist Development Tax Revenue (RB) (AGM) Series A
5.000%, 11/01/25	800	815,677
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	2,110	2,152,511
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,044,277
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,019,446
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	823,008
County of Miami-Dade (GO) Series B
4.000%, 07/01/33	1,505	1,505,171
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/30	645	665,343
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	815	902,107
County of Miami-Dade Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,555	2,611,200
County of Pasco (GO) Series A
5.000%, 10/01/24	570	571,743
5.000%, 10/01/25	595	608,620

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	855	$873,807
4.000%, 10/01/28	2,500	2,520,268
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	400	406,580
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	145	157,509
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/43	570	607,364
Hillsborough County School Board (COP)
5.000%, 07/01/30	685	728,308
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	635	643,481
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	895	938,281
Marion County School Board (COP) (AGM)
5.000%, 06/01/42	1,000	1,102,776
5.000%, 06/01/43	1,000	1,099,237
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	395	418,246
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	307,197
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	260	270,523
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	545,905
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,273,426
Polk County School District (COP) Series A
5.000%, 01/01/28	660	702,862
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	560	$566,084
School District of Broward County (RN)
4.000%, 01/29/25	3,000	3,011,653
School District of Broward County (COP) Series A
5.000%, 07/01/32	575	587,575
South Florida Water Management District (COP)
3.000%, 10/01/31	450	427,182
5.000%, 10/01/36	1,395	1,425,484
Town of Longboat Key (GO)
5.000%, 08/01/24	410	410,000
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	551,027
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	260	265,449
TOTAL FLORIDA		46,927,474
GEORGIA — (0.7%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	102,372
5.000%, 03/01/29	250	259,694
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	250	271,224
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	408,222
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	780	805,835
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	457,531
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	105,231
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	168,979

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	240	$251,895
5.000%, 10/01/28	170	180,591
TOTAL GEORGIA		3,011,574
HAWAII — (0.4%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	344,128
4.000%, 07/01/39	700	711,356
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	490,143
TOTAL HAWAII		1,545,627
IDAHO — (0.1%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	425	440,659
ILLINOIS — (6.3%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	260	283,425
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,555	1,581,719
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,000	1,094,827
Chicago Park District (GO) Series A
5.000%, 01/01/43	100	108,514
5.000%, 01/01/44	200	216,266
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	606,942
5.000%, 06/01/29	1,230	1,315,637
City of Chicago (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,175	3,198,238
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	2,255	2,271,505
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
City of Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	$141,285
5.000%, 03/01/29	360	363,138
Cook County Community Consolidated School District No. 15 Palatine (GO) Series A
5.250%, 12/15/24	1,265	1,274,416
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,026,869
Cook County Community Unit School District No. 401 Elmwood Park (GO)
4.000%, 12/01/24	290	290,630
Cook County High School District No. 202 Evanston Township (GO)
5.000%, 12/01/27	1,000	1,024,858
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	450	449,139
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	155	169,306
4.000%, 11/15/39	100	99,761
5.000%, 11/15/42	1,255	1,361,163
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
¤ 5.000%, 02/01/27 (Pre-refunded @ $100, 2/1/26)	160	164,505
5.000%, 02/01/27	415	426,326
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	470	518,706
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	895	933,592
5.000%, 02/15/31	645	672,392
4.000%, 02/15/33	450	453,849
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	253,459
5.000%, 01/01/39	965	1,013,721

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	430	$439,828
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	508,390
State of Illinois (GO)
5.500%, 01/01/30	1,020	1,132,623
4.000%, 06/01/37	100	98,740
State of Illinois (GO) Series A
5.000%, 11/01/25	500	510,972
State of Illinois (GO) Series B
5.000%, 05/01/25	540	547,027
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	913,601
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	521,792
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM)
5.000%, 01/01/27	245	249,916
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	308,594
TOTAL ILLINOIS		26,545,671
INDIANA — (1.1%)
Ball State University (RB) Series R
5.000%, 07/01/29	290	304,058
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	295,213
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	426,860
4.000%, 02/01/34	750	785,597
5.000%, 10/01/41	510	563,939
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,600,641
	Face Amount	Value†
	(000)
INDIANA — (Continued)
Indiana State University (RB) Series T
4.000%, 10/01/39	110	$110,747
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	365,875
TOTAL INDIANA		4,452,930
IOWA — (0.3%)
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,375	1,395,498
KANSAS — (0.5%)
City of Olathe (GO) Series A
5.000%, 08/01/24	2,110	2,110,000
KENTUCKY — (1.6%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	266,124
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,060,654
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	747,118
Kentucky Municipal Power Agency (RB) (NPFG) Series A
5.000%, 09/01/24	115	115,126
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	528,801
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	545	582,451
Kentucky State Property & Building Commission (RB) Series B
5.000%, 11/01/24	1,500	1,507,062
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,135	1,174,438
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	411,796

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	390	$394,011
TOTAL KENTUCKY		6,787,581
LOUISIANA — (1.3%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,105,304
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	140	148,506
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	305,961
Lafourche Parish School Board (GO)
5.000%, 03/01/28	625	663,840
5.000%, 03/01/29	40	43,122
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	268,845
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	224,004
State of Louisiana (GO)
4.000%, 05/01/34	2,245	2,241,728
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	505	532,678
TOTAL LOUISIANA		5,533,988
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	239,911
MARYLAND — (0.2%)
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	991,993
MASSACHUSETTS — (0.8%)
City of Quincy (GO)
5.000%, 07/25/25	325	330,540
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	354,952
5.000%, 07/01/38	1,035	1,119,195
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	490	$503,423
5.000%, 10/01/29	150	163,047
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	838,204
TOTAL MASSACHUSETTS		3,309,361
MICHIGAN — (2.6%)
Central Michigan University (RB)
4.000%, 10/01/35	450	462,959
4.000%, 10/01/36	470	480,084
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	848,075
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	510	525,080
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	669,756
4.000%, 03/01/34	320	324,348
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	239,755
Ferris State University (RB)
5.000%, 10/01/27	480	496,710
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	230	245,766
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	180	181,139
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	521,489
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,205	1,243,863
4.000%, 11/15/35	295	293,078
5.000%, 11/15/37	1,425	1,461,168
Michigan Finance Authority (RB) Series 2013-2
4.000%, 12/01/35	1,475	1,500,607
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	600	624,640

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	$548,649
TOTAL MICHIGAN		10,667,166
MINNESOTA — (0.2%)
City of St. Paul Sales & Use Tax Revenue (RB) Series G
5.000%, 11/01/30	595	597,581
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	240,798
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	60	61,497
TOTAL MINNESOTA		899,876
MISSISSIPPI — (0.2%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	635	648,899
MISSOURI — (1.1%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	393,166
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
4.000%, 07/01/34	500	519,851
5.000%, 11/15/38	1,020	1,079,663
Health & Educational Facilities Authority of the State of Missouri (RB) Series E
5.000%, 11/15/29	350	375,728
Jefferson County Consolidated School District No. 6 (GO) Series A
3.000%, 03/01/34	140	132,134
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	16,395
5.000%, 03/01/33	450	489,230
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	1,195	1,200,094
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
University City School District (GO)
5.000%, 02/15/26	175	$179,831
TOTAL MISSOURI		4,386,092
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	504,137
NEBRASKA — (0.2%)
Public Power Generation Agency (RB)
5.000%, 01/01/41	1,000	1,019,552
NEVADA — (2.6%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	560	600,680
Clark County School District (GO) Series A
5.000%, 06/15/28	580	609,502
Clark County School District (GO) Series D
5.000%, 06/15/28	1,645	1,682,086
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	398,695
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	425	459,890
5.000%, 07/01/40	500	532,796
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	300	324,628
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	355	393,113
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,350,413
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	259,978
State of Nevada (GO) Series D
5.000%, 04/01/27	2,370	2,400,608
Washoe County School District (GO)
5.000%, 06/01/25	1,505	1,529,358

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	365	$373,416
TOTAL NEVADA		10,915,163
NEW JERSEY — (1.1%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	515	505,898
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	159,379
New Brunswick Parking Authority (RB) (BAM)
5.000%, 09/01/27	325	331,678
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	315,445
New Jersey Educational Facilities Authority (RB) (AGM) Series C
5.000%, 07/01/28	100	105,717
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	155,139
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	779,438
5.250%, 06/15/31	285	289,260
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	783,860
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	708,328
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	366,035
TOTAL NEW JERSEY		4,500,177
NEW YORK — (4.1%)
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	1,500	1,516,038
Lewiston-Porter Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/24/25	1,500	1,512,213
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series C1
5.250%, 11/15/29	825	$842,742
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,015	1,076,907
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	155,919
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	715	725,109
5.000%, 12/01/28	315	328,777
New York City Industrial Development Agency (RB) (AGM) Series A
3.000%, 01/01/33	500	474,544
New York Convention Center Development Corp. (RB)
5.000%, 11/15/35	1,000	1,016,602
New York State Thruway Authority (RB) Series K
5.000%, 01/01/32	250	251,584
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	2,000	2,019,534
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	1,500	1,514,720
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	2,000	2,011,713
Southwestern Central School District (GO) (ST AID WITHHLDG) Series A
4.250%, 06/26/25	1,500	1,513,736
Town of Oyster Bay (GO)
4.000%, 03/07/25	2,000	2,010,321
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	350	352,848
TOTAL NEW YORK		17,323,307

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (1.6%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,505	$1,533,372
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,621,455
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	494,838
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	425	459,164
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,000	1,063,431
5.000%, 01/01/39	1,415	1,457,115
TOTAL NORTH CAROLINA		6,629,375
NORTH DAKOTA — (0.0%)
City of Grand Forks (RB)
5.000%, 12/01/29	175	179,481
OHIO — (0.5%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	225	238,684
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	194,103
County of Montgomery (RB)
5.000%, 08/01/28	370	393,734
4.000%, 08/01/39	600	603,297
4.000%, 08/01/40	500	500,227
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,800
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	320	331,060
TOTAL OHIO		2,270,905
OKLAHOMA — (1.0%)
City of Bixby (GO) Series A
4.000%, 06/01/26	1,000	1,016,181
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,942,212
	Face Amount	Value†
	(000)
OKLAHOMA — (Continued)
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	$777,696
Oklahoma Industries Authority (RB)
5.000%, 04/01/25	370	374,688
University of Oklahoma (RB) Series C
5.000%, 07/01/27	255	264,004
TOTAL OKLAHOMA		4,374,781
OREGON — (0.3%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	223,375
Metro (RB)
5.000%, 06/15/30	225	236,129
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	589,771
5.000%, 05/15/37	200	212,806
TOTAL OREGON		1,262,081
PENNSYLVANIA — (3.8%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,306,817
4.000%, 07/15/38	1,125	1,117,848
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	271,263
Chester County School Authority (RB)
5.000%, 03/01/28	290	298,290
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	821,421
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	549,127
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	856,586
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	253,546
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	566,160

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	400	$412,554
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	257,391
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	532,100
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	955	994,589
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/28	1,000	1,000,742
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	249,238
5.000%, 05/01/34	1,270	1,287,707
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,565	1,604,646
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,380,993
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	266,505
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	521,327
5.000%, 09/01/31	780	866,810
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	265,006
TOTAL PENNSYLVANIA		15,680,666
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	160	163,622
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (1.2%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	$722,839
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	460	462,670
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	509,499
South Carolina Jobs-Economic Development Authority (RB) Series A
5.250%, 11/01/43	1,235	1,390,426
South Carolina Public Service Authority (RB) Series A
4.000%, 12/01/40	1,095	1,093,398
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/25	630	632,365
TOTAL SOUTH CAROLINA		4,811,197
SOUTH DAKOTA — (0.2%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	897,583
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	126,492
TOTAL SOUTH DAKOTA		1,024,075
TENNESSEE — (2.1%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	1,050	1,068,733
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/25	970	987,700
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,050	2,115,605
County of Maury (GO)
5.000%, 04/01/25	895	906,623

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	$696,631
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	655	673,940
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	125	128,298
5.000%, 07/01/31	1,075	1,184,383
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,065	1,103,661
TOTAL TENNESSEE		8,865,574
TEXAS — (24.6%)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	323,633
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,645,305
Bexar County Hospital District (GO)
5.000%, 02/15/27	555	581,872
5.000%, 02/15/42	270	295,102
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	200	200,372
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	1,430	1,456,541
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	539,809
4.000%, 01/01/40	755	761,283
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,412,128
City of Austin (GO)
5.000%, 09/01/27	1,330	1,331,758
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Austin (GO) Series A
5.000%, 09/01/24	235	$235,381
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	525	542,196
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,180	2,234,202
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	15	15,031
City of Celina (GO)
4.125%, 09/01/25	1,000	1,012,791
City of Dallas (GO)
5.000%, 02/15/34	1,855	1,865,914
City of Dallas (GO) Series B
5.000%, 02/15/27	5,000	5,253,355
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,051,093
City of Fort Worth (GO)
4.000%, 03/01/29	2,300	2,325,190
City of Fort Worth (GO) Series A
5.000%, 03/01/25	605	612,059
City of Houston (GO) Series A
5.000%, 03/01/26	3,000	3,010,864
5.000%, 03/01/30	2,050	2,134,387
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	502,582
City of Irving (GO)
5.000%, 09/15/26	240	250,159
City of League City (GO)
4.000%, 02/15/28	160	162,614
City of Lubbock (GO)
5.000%, 02/15/25	830	838,591
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	419,586
5.000%, 05/15/30	415	451,913
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,165,521
City of Odessa (GO)
5.000%, 03/01/29	225	238,385
City of Plano (GO)
5.000%, 09/01/35	2,045	2,079,087
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,010,082

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	6,065	$6,252,882
5.000%, 02/01/27	1,215	1,273,205
5.000%, 02/01/35	1,000	1,053,450
4.000%, 02/01/36	1,235	1,235,866
City of Seguin (GO)
5.000%, 09/01/43	1,750	1,921,213
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,009,555
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,317,547
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	4,010	4,115,444
5.000%, 02/15/43	735	819,876
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,095	1,107,804
County of Bexar (GO)
4.000%, 06/15/26	600	609,762
County of Fort Bend Toll Road Revenue (RB) (AGM)
5.000%, 03/01/26	250	257,547
County of Harris (GO) Series A
5.000%, 10/01/26	805	821,581
County of Midland (GO)
5.000%, 02/15/42	1,110	1,230,385
Dallas College (GO)
5.000%, 02/15/35	1,575	1,597,570
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	810	830,939
Dallas Fort Worth International Airport (COP) (AGM)
5.000%, 11/01/30	35	38,888
Dallas Fort Worth International Airport (RB)
4.000%, 11/01/39	480	486,293
Denton Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/31 (Pre-refunded @ $100, 2/15/25)	2,725	2,738,703
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Duncanville Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	1,940	$1,960,042
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	216,823
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	321,866
Greater Greenspoint Redevelopment Authority (TAN) (AGM)
4.000%, 09/01/34	250	256,844
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/26	1,035	1,040,407
5.000%, 05/15/28	790	840,368
5.000%, 07/01/28	425	454,282
5.000%, 05/15/31	520	557,428
3.000%, 10/01/40	100	86,139
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	319,497
Houston Community College System (RB)
5.000%, 04/15/26	1,230	1,246,531
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,260	1,273,717
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/43	2,500	2,749,054
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/34	750	750,816
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,130	1,142,666

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	$2,527,840
Klein Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/01/33	2,000	2,004,471
Lower Colorado River Authority (RB)
5.000%, 05/15/39	1,205	1,295,989
5.000%, 05/15/41	735	783,436
5.000%, 05/15/43	635	688,466
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/38	450	485,344
Northside Independent School District (GO) (PSF-GTD)
4.000%, 08/15/26	1,475	1,501,337
Permanent University Fund - Texas A&M University System (RB) Series A
4.000%, 07/01/32	920	921,334
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/25)	635	640,467
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	98,387
Port Freeport (RB) Series B
5.000%, 06/01/29	350	365,793
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	547,951
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	835	843,601
State of Texas (GO) Series B
5.000%, 08/01/39	1,000	1,012,059
Stephen F Austin State University (RB)
5.000%, 10/15/29	340	353,074
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/25	350	$355,336
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	190,747
Texas Transportation Commission (GO)
5.000%, 04/01/43	1,075	1,195,085
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/26	365	370,889
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,744,382
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	400	403,961
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	250	275,550
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	695	759,055
Waco Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,500	1,501,013
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	1,100	1,100,322
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/42	1,750	1,959,186
TOTAL TEXAS		102,818,851
UTAH — (1.2%)
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	764,919
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,016,931
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/43	450	490,937

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	440	$476,979
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,250	1,262,315
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	760	795,683
TOTAL UTAH		4,807,764
VIRGINIA — (0.1%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	200	213,182
WASHINGTON — (12.4%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,250	3,334,378
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	770	789,991
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	1,050	1,064,467
City of Kirkland (GO)
5.000%, 12/01/43	2,725	3,072,050
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,286,959
5.000%, 11/01/26	750	784,367
City of Seattle (GO)
4.000%, 12/01/32	375	376,672
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	480	529,392
4.000%, 04/01/33	755	761,071
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	172,392
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,090	$2,367,509
County of King (GO) Series A
(r) 3.950%, 01/01/46	750	750,000
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/36	3,000	3,010,168
Energy Northwest (RB)
4.000%, 07/01/27	390	392,553
Energy Northwest (RB) Series A
5.000%, 07/01/31	1,240	1,240,862
5.000%, 07/01/35	2,770	2,808,529
Energy Northwest (RB) Series C
5.000%, 07/01/26	1,170	1,170,813
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	520	545,325
5.000%, 12/01/42	1,195	1,343,174
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,026,926
King County School District No. 216 Enumclaw (GO) (SCH BD GTY)
5.000%, 12/01/34	2,610	2,650,327
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/26	1,595	1,635,491
King County School District No. 403 Renton (GO) (SCH BD GTY)
5.000%, 12/01/24	1,415	1,424,250
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
4.000%, 12/01/33	1,105	1,127,400
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	296,915
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	635	664,476

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Port of Seattle (GO)
4.000%, 06/01/32	900	$901,278
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,380	2,442,936
State of Washington (GO) Series B
5.000%, 08/01/41	1,430	1,488,458
State of Washington (GO) Series 2016-B
5.000%, 08/01/40	1,215	1,231,775
State of Washington (GO) Series A
5.000%, 08/01/26	1,515	1,578,389
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,300	1,325,412
State of Washington (GO) Series B
5.000%, 08/01/29	980	1,015,754
State of Washington (GO) Series C
5.000%, 06/01/29	1,035	1,069,542
5.000%, 02/01/34	2,115	2,252,240
State of Washington (GO) Series R-2018D
5.000%, 08/01/25	1,155	1,178,954
State of Washington (COP) Series D
5.000%, 07/01/40	630	681,653
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	799,006
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	35,624
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,040,844
TOTAL WASHINGTON		51,668,322
WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	457,951
	Face Amount	Value†
	(000)
WISCONSIN — (5.4%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	$819,729
City of Kenosha (GO) Series A
4.000%, 09/01/25	595	601,097
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	573,892
City of Milwaukee (GO) Series N4 & B5
5.000%, 04/01/26	600	615,778
4.000%, 04/01/28	415	421,100
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	280	291,613
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	270,461
Green Bay Area Public School District (GO)
5.000%, 04/01/25	400	404,770
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,329,815
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	880	918,984
Platteville School District (GO)
5.000%, 03/01/31	565	620,393
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	686,432
4.000%, 07/01/39	675	680,992
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,515,610
State of Wisconsin (GO) Series A
5.000%, 05/01/40	1,750	1,790,979
State of Wisconsin (GO) Series B
5.000%, 05/01/40	1,165	1,215,358
State of Wisconsin (GO) Series 1
5.000%, 05/01/38	1,000	1,159,215
State of Wisconsin (GO) Series A
5.000%, 05/01/41	1,100	1,239,018
5.000%, 05/01/43	4,000	4,477,338

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	690	$730,632
5.000%, 07/01/34	430	447,209
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,345	1,358,413
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	613,836
TOTAL WISCONSIN		22,782,664
TOTAL MUNICIPAL BONDS (Cost $426,970,641)		417,754,096

	Shares	Value†
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $360,429)	360,393	$360,429
TOTAL INVESTMENTS — (100.0%)
(Cost $427,331,070)^^		$418,114,525
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$417,754,096	—	$417,754,096
Investment Companies	$360,429	—	—	360,429
Total Investments in Securities	$360,429	$417,754,096	—	$418,114,525

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (97.8%)
ALABAMA — (1.3%)
City of Madison (GO) Series A
¤ 5.000%, 04/01/37 (Pre-refunded @ $100, 1/4/25)	1,000	$1,013,148
UAB Medicine Finance Authority (RB) Series B
5.000%, 09/01/25	750	764,328
University of South Alabama (RB) (AGM)
5.000%, 11/01/24	685	687,547
TOTAL ALABAMA		2,465,023
ALASKA — (0.5%)
Borough of North Slope (GO) Series A
5.000%, 06/30/25	245	249,200
State of Alaska (GO) Series A
5.000%, 08/01/25	750	764,586
TOTAL ALASKA		1,013,786
ARIZONA — (0.3%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	305	306,872
Northern Arizona University (COP) (AGM)
5.000%, 09/01/25	250	254,883
TOTAL ARIZONA		561,755
CALIFORNIA — (1.0%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	251,313
City of Los Angeles (RN)
5.000%, 06/26/25	900	916,870
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	780,863
TOTAL CALIFORNIA		1,949,046
COLORADO — (0.2%)
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	455	466,928
	Face Amount^	Value†
	(000)
CONNECTICUT — (1.1%)
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	$615,915
State of Connecticut (GO) Series A
4.000%, 01/15/25	410	411,915
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 09/01/32	500	500,354
Town of Madison (GO)
4.000%, 12/19/24	540	541,728
TOTAL CONNECTICUT		2,069,912
DELAWARE — (0.1%)
Delaware River & Bay Authority (RB) Series B
5.000%, 01/01/25	275	277,193
DISTRICT OF COLUMBIA — (1.1%)
District of Columbia (GO) Series B
5.000%, 06/01/25	825	839,007
District of Columbia Income Tax Revenue (RB) Series A
5.000%, 03/01/25	1,190	1,203,994
TOTAL DISTRICT OF COLUMBIA		2,043,001
FLORIDA — (8.8%)
Broward County Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	755	769,602
City of Cape Coral Water & Sewer Revenue (RB)
5.000%, 10/01/24	250	250,709
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	750	766,342
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/24	750	752,357

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/25	100	$102,324
County of Seminole Water & Sewer Revenue (RB) Series A
4.000%, 10/01/28	1,500	1,512,161
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/25	200	203,291
Florida Governmental Utility Authority (RB) (AGM)
5.000%, 10/01/24	750	752,220
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,215	1,240,196
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	105	107,209
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	665	673,881
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	995	999,087
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,005,467
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	1,395	1,400,620
School District of Broward County (RN)
4.000%, 01/29/25	3,000	3,011,653
St. Lucie County School Board (RB) (AGM)
5.000%, 10/01/25	1,225	1,250,349
State of Florida (GO) Series A
5.000%, 06/01/25	1,250	1,271,558
State of Florida (GO) Series B
5.000%, 06/01/25	805	818,883
TOTAL FLORIDA		16,887,909
	Face Amount^	Value†
	(000)
GEORGIA — (1.1%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	460	$471,722
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	500	500,857
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	160	160,400
5.000%, 04/01/25	995	1,005,745
TOTAL GEORGIA		2,138,724
ILLINOIS — (4.9%)
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/34	1,050	1,054,868
Chicago Park District (GO) Series C
5.000%, 01/01/26	170	174,050
City of Chicago (RB)
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	535	538,916
Cook County Community Consolidated School District No. 15 Palatine (GO) Series A
5.250%, 12/15/24	990	997,369
Cook County Community Unit School District No. 401 Elmwood Park (GO)
4.000%, 12/01/24	1,000	1,002,174
County of Cook (GO) Series A
5.000%, 11/15/25	610	623,887
5.000%, 11/15/26	790	823,633
Illinois Finance Authority (RB)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	1,105	1,105,000
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	310	312,571
Kendall Kane & Will Counties Community Unit School District No. 308 (GO) (AGM) Series A
5.000%, 02/01/25	475	479,245

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
State of Illinois (GO) Series A
5.000%, 12/01/24	660	$663,734
5.000%, 10/01/25	650	663,263
University of Illinois Auxiliary Facilities System (RB) Series A
5.000%, 04/01/25	385	389,744
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	427,204
Village of Romeoville (GO)
5.000%, 12/30/24	200	201,318
TOTAL ILLINOIS		9,456,976
INDIANA — (0.6%)
Fort Wayne Community School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/25	200	203,331
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	855	869,446
Noblesville High School Building Corp. (RB) (ST INTERCEPT)
5.000%, 01/15/25	125	125,957
TOTAL INDIANA		1,198,734
IOWA — (1.6%)
City of Urbandale (GO) Series A
5.000%, 06/01/25	1,115	1,132,914
Des Moines Metropolitan Wastewater Reclamation Authority (RB) Series B
5.000%, 06/01/25	865	879,472
Waukee Community School District (GO) Series A
5.000%, 06/01/25	1,000	1,015,238
TOTAL IOWA		3,027,624
KANSAS — (0.8%)
City of Leawood (GO) Series 2023-1
5.000%, 09/01/24	500	500,668
	Face Amount^	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	$1,093,499
TOTAL KANSAS		1,594,167
KENTUCKY — (1.8%)
Kentucky Asset Liability Commission (RB) Series A
5.000%, 09/01/25	780	795,840
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,240	1,264,485
Kentucky Turnpike Authority (RB) Series B
5.000%, 07/01/25	1,100	1,119,493
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/24	200	200,517
TOTAL KENTUCKY		3,380,335
LOUISIANA — (1.3%)
City of New Orleans (GO) Series A
5.000%, 12/01/24	1,500	1,509,333
City of Shreveport Water & Sewer Revenue (RB) (BAM) Series A
5.000%, 12/01/24	900	904,606
TOTAL LOUISIANA		2,413,939
MARYLAND — (0.1%)
County of Montgomery (GO) Series A
¤ 4.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	270	270,703
MASSACHUSETTS — (2.4%)
Bristol-Plymouth Regional Vocational Technical School District (GO) (ST AID WITHHLDG)
4.000%, 02/28/25	1,540	1,547,051
City of Quincy (GO)
5.000%, 07/25/25	650	661,080
Town of Lynnfield (GO)
4.000%, 02/06/25	1,300	1,304,459

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Randolph (GO)
5.000%, 03/27/25	1,000	$1,010,893
TOTAL MASSACHUSETTS		4,523,483
MICHIGAN — (0.7%)
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	875	875,000
Utica Community Schools (GO) (Q-SBLF)
5.000%, 05/01/25	500	507,547
TOTAL MICHIGAN		1,382,547
MINNESOTA — (0.4%)
South Washington County Independent School District No. 833 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	740	747,275
MISSOURI — (1.3%)
City of Kansas City (RB) Series C
5.000%, 09/01/24	200	200,330
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	785	789,032
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	660	669,566
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 06/01/27	190	192,278
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	555	557,366
TOTAL MISSOURI		2,408,572
NEBRASKA — (0.3%)
City of Gretna (COP)
5.000%, 12/15/25	380	382,239
	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	240	$243,907
TOTAL NEBRASKA		626,146
NEVADA — (0.9%)
Clark County School District (GO) Series C
5.000%, 06/15/26	1,040	1,065,643
County of Clark (GO)
5.000%, 12/01/25	195	200,250
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/25	520	529,699
TOTAL NEVADA		1,795,592
NEW JERSEY — (6.1%)
City of Jersey City (GO) Series A
5.000%, 11/01/24	1,090	1,094,823
City of Linden (GO)
4.500%, 07/10/25	400	404,241
City of Newark (GO) (AGM ST AID WITHHLDG) Series A
5.000%, 10/01/24	745	746,711
City of Ocean City (GO)
5.000%, 10/16/24	1,190	1,193,850
City of Plainfield (GO)
4.000%, 08/07/25	1,000	1,007,541
County of Monmouth (GO)
5.000%, 06/03/25	1,280	1,299,803
Essex County Improvement Authority (RN)
5.000%, 06/18/25	215	218,333
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 09/15/25	500	510,118
5.000%, 07/01/28	1,070	1,070,962
Township of Edison (GO)
4.500%, 11/07/24	1,000	1,003,200
Township of Livingston (GO)
5.000%, 12/10/24	265	266,641
Township of Parsippany-Troy Hills (GO)
5.000%, 10/31/24	1,015	1,018,762
Township of Union/Union County (GO)
4.500%, 01/21/25	300	301,739

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of West Orange (GO) Series A
5.000%, 11/07/24	420	$421,924
Township of Woolwich (GO)
4.500%, 05/21/25	1,250	1,262,531
TOTAL NEW JERSEY		11,821,179
NEW YORK — (10.0%)
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	1,000	1,007,100
City of North Tonawanda (GO)
4.750%, 05/16/25	1,000	1,008,054
City of Schenectady (GO)
4.500%, 05/02/25	400	403,449
County of Chemung (GO) Series C
4.000%, 08/29/24	1,000	1,000,386
County of Suffolk (GO) (AGM) Series B
4.000%, 10/15/24	1,000	1,002,011
Geneva City School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	750	755,156
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	1,500	1,516,022
Metropolitan Transportation Authority (RB) Series C1
5.000%, 11/15/28	850	866,564
5.250%, 11/15/29	375	383,065
New York Convention Center Development Corp. (RB)
5.000%, 11/15/24	510	512,134
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/26	230	232,123
5.000%, 07/01/30	675	683,961
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	1,000	1,009,767
Oriskany Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/25	1,000	1,010,149
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	1,000	$1,010,499
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	1,000	1,009,814
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	1,000	1,005,856
Town of East Hampton (GO) Series A
5.000%, 08/16/24	500	500,358
Town of Monroe (GO)
4.000%, 08/01/25	1,000	1,008,542
Town of Oyster Bay (GO)
5.000%, 08/01/24	200	200,000
4.000%, 03/07/25	1,000	1,005,160
Watertown Enlarged City School District (GO) (ST AID WITHHLDG)
4.500%, 06/26/25	1,105	1,116,373
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	1,000	1,008,136
TOTAL NEW YORK		19,254,679
NORTH CAROLINA — (0.4%)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/25	680	685,056
OHIO — (1.2%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	70	70,323
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/25	65	65,699
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	840	875,170
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	635	676,933

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OHIO — (Continued)
Ohio Higher Educational Facility Commission (RB) Series B2
4.050%, 01/01/39	620	$620,000
TOTAL OHIO		2,308,125
OKLAHOMA — (1.5%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,299,669
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	530	530,672
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	930	946,993
Oklahoma Industries Authority (RB)
5.000%, 04/01/25	130	131,647
TOTAL OKLAHOMA		2,908,981
OREGON — (0.0%)
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	85	85,461
PENNSYLVANIA — (2.5%)
Allegheny County Hospital Development Authority (RB) Series B
5.000%, 10/15/24	255	255,923
City of Philadelphia (GO) Series A
5.000%, 05/01/25	445	451,251
5.000%, 08/01/25	620	631,860
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 03/15/29	1,000	1,009,469
Commonwealth of Pennsylvania (GO) Series 2ND
4.000%, 09/15/32	700	707,299
Montgomery County Higher Education & Health Authority (RB)
5.000%, 09/01/24	250	250,298
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/29	750	750,511
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	300	$311,403
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	468,541
TOTAL PENNSYLVANIA		4,836,555
RHODE ISLAND — (0.6%)
City of Cranston (GO) Series 1
4.500%, 08/20/25	1,200	1,214,611
SOUTH CAROLINA — (1.4%)
Charleston County School District (GO) Series B
4.750%, 05/08/25	1,045	1,056,664
Charleston Educational Excellence Finance Corp. (RB)
5.000%, 12/01/24	865	870,555
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	325	327,238
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	395	396,903
TOTAL SOUTH CAROLINA		2,651,360
TENNESSEE — (2.0%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	460	468,207
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/25	845	860,419
County of Bedford (GO)
5.000%, 06/01/26	500	518,564
County of Rutherford (GO)
5.000%, 04/01/25	170	172,185
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	290	297,650

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	475	$481,901
State of Tennessee (GO) Series B
5.000%, 08/01/30	1,000	1,037,349
TOTAL TENNESSEE		3,836,275
TEXAS — (24.2%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	75	75,756
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	515	525,641
Bell County Water Control & Improvement District No. 1 (RB) (BAM)
5.000%, 07/10/25	370	376,559
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/24	1,485	1,486,118
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	500	509,956
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	505	514,373
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	615	615,435
City of Austin (GO)
5.000%, 09/01/24	285	285,462
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	2,679,883
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	195	198,105
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,801,330
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Dallas (GO)
5.000%, 02/15/25	900	$909,557
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	675	677,194
City of Denton (GO)
5.000%, 02/15/25	855	864,354
City of El Paso (GO)
5.000%, 08/15/25	100	102,084
City of El Paso (GO) Series A
5.000%, 08/15/26	525	546,360
City of Garland (GO)
5.000%, 02/15/25	1,550	1,567,291
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	340	346,420
City of Irving (GO)
4.000%, 09/15/24	1,085	1,086,122
City of Lubbock (GO)
5.000%, 02/15/25	1,905	1,924,717
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/25	50	50,626
City of Plano (GO)
5.000%, 09/01/24	1,595	1,597,585
5.000%, 09/01/25	995	1,017,262
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/25	15	15,151
City of Victoria (GO)
5.000%, 08/15/24	225	225,147
City of Waco (GO) Series A
5.000%, 02/01/25	80	80,776
College of the Mainland (GO)
5.000%, 08/15/24	555	555,419
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	425	429,969
County of Fort Bend Toll Road Revenue (RB) (AGM)
5.000%, 03/01/25	350	353,759
County of Harris (GO) Series A
5.000%, 10/01/24	1,000	1,003,268
5.000%, 09/15/25	55	56,247
5.000%, 10/01/25	520	532,230
County of Midland (GO)
5.000%, 02/15/26	245	252,227

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,000	$1,010,941
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	315	323,607
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	820	823,814
Denton Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/31 (Pre-refunded @ $100, 2/15/25)	1,500	1,507,543
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	355	358,865
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	385	386,895
5.000%, 12/01/26	540	542,821
5.000%, 05/15/27	515	539,250
5.000%, 07/01/28	325	347,392
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	755	763,220
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,285	1,285,960
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/32	1,720	1,723,621
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	650	650,470
Lewisville Independent School District (GO)
5.000%, 08/15/24	1,160	1,160,783
Lower Colorado River Authority (RB)
5.000%, 05/15/26	530	547,824
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	580	$586,116
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	295	298,212
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	265	267,265
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	1,570	1,575,756
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	570	570,423
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	150	152,806
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	140	141,509
State of Texas (GO)
5.000%, 10/01/25	175	175,278
State of Texas (GO) Series A
5.000%, 10/01/24	405	406,322
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	1,470	1,474,555
State of Texas (GO) Series B
5.000%, 08/01/24	170	170,000
Stephen F Austin State University (RB)
5.000%, 10/15/26	900	935,298
Tarrant County College District (GO)
5.000%, 08/15/24	130	130,089
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/25	150	152,287
Texas A&M University (RB) Series A
5.000%, 05/15/25	580	589,538

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/25	625	$633,250
Texas Transportation Commission (GO)
5.000%, 04/01/25	665	673,513
Waco Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,000	1,000,675
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	400	400,117
West Harris County Regional Water Authority (RB) Series A
5.000%, 12/15/24	505	508,305
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/24	630	630,757
TOTAL TEXAS		46,707,460
UTAH — (2.1%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	1,163,634
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	300	303,030
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/26)	2,560	2,605,584
TOTAL UTAH		4,072,248
WASHINGTON — (11.6%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	3,230	3,274,504
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	585	600,188
City of Seattle (GO)
4.000%, 12/01/32	375	376,672
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,170	$1,170,000
County of King (GO)
5.000%, 12/01/24	270	271,837
5.000%, 12/01/25	265	272,487
County of King (GO) Series A
4.000%, 01/01/25	1,010	1,014,506
5.000%, 12/01/25	275	282,769
County of King (GO) Series B
5.000%, 12/01/24	970	976,601
Energy Northwest (RB) Series A
5.000%, 07/01/33	270	274,074
Energy Northwest (RB) Series B
5.000%, 07/01/25	510	519,596
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/24	360	362,390
5.000%, 12/01/25	1,520	1,560,526
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	492,843
King County Public Hospital District No. 2 (GO) Series B
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	700	704,061
King County School District No. 403 Renton (GO) (SCH BD GTY)
4.000%, 12/01/32	875	876,901
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/24	685	689,777
5.000%, 12/01/25	295	302,943
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	295	296,909
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,006,470

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	740	$744,788
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	1,000	1,026,926
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	120	123,104
Port of Seattle (GO)
4.000%, 06/01/32	490	490,696
State of Washington (GO) Series 2015-A-1
5.000%, 08/01/27	675	677,240
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	205	206,598
State of Washington (GO) Series A-1
5.000%, 08/01/26	775	790,149
State of Washington (GO) Series B
5.000%, 07/01/26	780	780,780
State of Washington (GO) Series D
5.000%, 07/01/32	250	251,699
State of Washington (GO) Series R-2018D
5.000%, 08/01/24	915	915,000
State of Washington (GO) Series R-2021B
5.000%, 01/01/25	1,000	1,008,434
TOTAL WASHINGTON		22,341,468
WISCONSIN — (1.6%)
City of Kenosha (GO)
4.000%, 09/01/24	130	130,088
4.000%, 09/01/25	75	75,769
City of Kenosha (GO) Series A
4.000%, 09/01/25	255	257,613
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	435	$439,410
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	290	291,409
5.000%, 11/01/25	1,195	1,225,400
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	645	654,401
TOTAL WISCONSIN		3,074,090
TOTAL MUNICIPAL BONDS (Cost $188,356,197)		188,496,918
COMMERCIAL PAPER — (0.8%)
County of Harris
3.800%, 08/07/24	1,500	1,500,076

	Shares
INVESTMENT COMPANIES — (1.4%)
BlackRock Liquidity Funds MuniCash (Cost $2,659,646)	2,659,414	2,659,680
TOTAL INVESTMENTS — (100.0%)
(Cost $192,515,843)^^		$192,656,674

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$188,496,918	—	$188,496,918
Commercial Paper	—	1,500,076	—	1,500,076
Investment Companies	$2,659,680	—	—	2,659,680
Total Investments in Securities	$2,659,680	$189,996,994	—	$192,656,674

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.2%)
CALIFORNIA — (96.2%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/24	1,885	$1,897,612
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/25	1,000	1,021,059
Alum Rock Union Elementary School District (GO) Series A
5.000%, 08/01/24	620	620,000
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	781,176
Bay Area Toll Authority (RB) Series S-6
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	3,350	3,361,571
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,085	1,096,500
California Educational Facilities Authority (RB) Series C
5.250%, 10/01/24	1,200	1,204,475
California Health Facilities Financing Authority (RB)
5.000%, 11/15/24	100	100,470
5.000%, 11/15/29	1,030	1,054,154
California Health Facilities Financing Authority (RB) Series A
5.000%, 10/01/24	1,020	1,022,395
5.000%, 11/15/24	5,630	5,659,569
5.000%, 11/15/25	150	153,683
5.000%, 12/01/25	500	511,915
5.000%, 02/01/26	3,040	3,069,730
5.000%, 03/01/26	2,565	2,565,997
5.000%, 11/15/26	1,000	1,042,396
5.000%, 02/01/27	525	530,238
4.000%, 03/01/28	4,660	4,660,495
5.000%, 10/01/29	2,390	2,395,897
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,824,544
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	2,415	$2,482,408
California Health Facilities Financing Authority (RB) Series B
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/26)	2,075	2,174,126
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	1,983,992
5.000%, 02/01/26	1,135	1,156,015
5.000%, 02/01/28	750	780,182
California Public Finance Authority (RB) Series A
5.000%, 06/01/25	345	350,143
5.000%, 06/01/26	240	247,737
California State Public Works Board (RB) Series B
5.000%, 12/01/24	615	619,238
California State Public Works Board (RB) Series C
4.000%, 11/01/31	5,375	5,426,584
5.000%, 11/01/33	1,270	1,315,274
California State Public Works Board (RB) Series D
4.000%, 04/01/32	1,080	1,088,751
California State Public Works Board (RB) Series A
5.000%, 02/01/25	7,085	7,159,236
5.000%, 08/01/25	1,075	1,098,020
5.000%, 09/01/28	1,175	1,177,864
California State Public Works Board (RB) Series D
5.000%, 11/01/25	1,460	1,499,098
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,600	1,608,210
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,810	1,823,027

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State University (RB) Series A
¤ 5.000%, 11/01/39 (Pre-refunded @ $100, 11/1/24)	6,000	$6,030,097
California State University (RB) Series A
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	515	517,583
5.000%, 11/01/25	935	959,225
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	5,930	5,959,745
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,730	1,738,678
3.375%, 11/01/29	1,435	1,436,136
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/24)	3,285	3,301,478
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,500	1,507,524
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,020	1,025,116
Carlsbad Unified School District (COP)
4.000%, 10/01/24	125	125,174
4.000%, 10/01/25	150	151,735
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	670	684,776
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/24	125	125,000
4.000%, 08/01/25	275	278,425
Chula Vista Elementary School District (GO) Series B
5.000%, 08/01/24	1,895	1,895,000
Citrus Community College District (GO) Series B
5.000%, 08/01/25	2,530	2,585,361
City & County of San Francisco (GO) Series C
4.000%, 06/15/29	3,030	3,031,416
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	7,190	7,326,565
5.000%, 06/15/26	6,000	6,249,304
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/15/27	1,860	$1,861,836
City & County of San Francisco (COP) Series R1
5.000%, 04/01/25	3,000	3,042,434
5.000%, 04/01/26	1,110	1,150,056
4.000%, 09/01/30	5,215	5,217,437
City of Berkeley (RN)
5.000%, 07/29/25	9,520	9,714,207
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/25	200	203,495
5.000%, 06/01/26	200	207,862
City of Los Angeles (RN)
5.000%, 06/26/25	17,970	18,306,826
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/25	1,570	1,587,423
City of Los Angeles Wastewater System Revenue (RB) Series D
5.000%, 06/01/31	1,505	1,528,312
City of Pasadena Electric Revenue (RB) Series A
5.000%, 08/01/25	1,065	1,089,337
City of Rancho Cordova (ST)
4.000%, 09/01/24	125	125,058
4.000%, 09/01/25	150	151,225
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/25	1,000	1,026,075
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,100	1,119,820
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/28	1,415	1,434,266
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	290	291,579
City of San Mateo (ST) (BAM)
5.000%, 09/01/24	125	125,181
5.000%, 09/01/25	280	285,199
5.000%, 09/01/26	250	258,288
Clovis Unified School District (GO) Series C
5.000%, 08/01/25	3,535	3,615,075

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Compton Community College District (GO) Series B
5.000%, 08/01/25	615	$628,012
County of Los Angeles (RN)
5.000%, 06/30/25	10,350	10,541,357
County of Riverside (RN)
5.000%, 06/30/25	9,570	9,754,783
County of San Diego (COP)
5.000%, 10/01/26	4,040	4,240,807
County of Santa Cruz (RN)
5.000%, 07/01/25	10,000	10,189,122
Davis Joint Unified School District (COP) (AGM)
5.000%, 08/01/25	1,300	1,325,697
Delano Union School District (GO) (AGM)
4.000%, 02/01/25	300	301,448
4.000%, 02/01/26	315	319,934
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	510	510,000
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/25	150	152,789
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,009,209
East Side Union High School District (GO)
5.000%, 08/01/24	285	285,000
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,420,000
East Side Union High School District (GO) (AGM) Series A
5.000%, 08/01/25	4,720	4,825,506
5.000%, 08/01/26	1,700	1,774,237
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	690	703,297
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,165	1,165,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Foothill-De Anza Community College District (GO) Series C
5.000%, 08/01/25	2,090	$2,137,343
Garden Grove Public Financing Authority (RB) Series A
5.000%, 04/01/25	550	557,780
Gilroy Unified School District (GO) (AGM)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,500,000
Glendale Unified School District (GO) Series B
¤ 4.000%, 09/01/41 (Pre-refunded @ $100, 9/1/25)	1,965	1,992,372
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/25)	1,040	1,058,472
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	17,055	17,357,929
Goleta Water District (RB) Series A
5.000%, 09/01/24	295	295,451
Grossmont Healthcare District (GO) Series D
5.000%, 07/15/26	1,225	1,247,687
Imperial Community College District (GO) Series A
5.000%, 08/01/24	555	555,000
Imperial Community College District (GO) (AGM) Series A
5.000%, 08/01/25	275	280,682
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/24	165	165,765
5.000%, 11/01/25	260	266,330
5.000%, 11/01/26	300	313,265
Irvine Ranch Water District Water Service Corp. (SA) Series A-1
3.150%, 10/01/37	2,590	2,590,000
Jefferson Union High School District (GO)
5.000%, 08/01/24	580	580,000

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Jefferson Union High School District (GO) Series A
5.000%, 08/01/24	670	$670,000
Jefferson Union High School District (GO) Series B
5.000%, 08/01/25	150	153,323
5.000%, 08/01/26	240	250,481
Kern High School District (GO)
5.000%, 08/01/24	600	600,000
Kern High School District (GO) Series A
5.000%, 08/01/25	690	704,942
La Quinta Redevelopment Successor Agency (TAN) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	1,000	1,001,561
Livermore Valley Joint Unified School District (GO)
5.000%, 08/01/25	1,180	1,205,554
Lodi Unified School District (GO)
5.000%, 08/01/24	600	600,000
5.000%, 08/01/25	575	587,166
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/24	685	685,000
Long Beach Unified School District (GO) Series A
5.000%, 08/01/25	2,175	2,222,101
Los Angeles Community College District (GO) Series D
5.000%, 08/01/25	5,090	5,200,228
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,225	1,225,000
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,095	1,095,000
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/24)	1,115	1,115,000
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,215	1,215,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	5,925	$5,975,864
5.000%, 06/01/29	1,180	1,222,401
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	355	357,594
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/33	1,960	1,973,438
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/25	2,000	2,039,859
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/29	1,255	1,256,489
Los Angeles Department of Water & Power Water System Revenue (RB) Series A-2-R
3.800%, 07/01/45	9,365	9,365,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/25	4,020	4,102,689
5.000%, 07/01/26	300	312,311
5.000%, 07/01/31	1,295	1,331,421
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/25	535	545,467
Los Angeles Unified School District (COP) Series A
5.000%, 10/01/24	400	401,172
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	2,845	2,900,920
Los Rios Community College District (GO)
5.000%, 08/01/25	520	531,572
Manteca Unified School District (GO) Series B
5.000%, 08/01/24	725	725,000
5.000%, 08/01/25	570	582,912

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,750	$1,764,256
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,764,256
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	1,991,089
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	3,528,513
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	2,016,293
Merced Community College District (GO)
5.000%, 08/01/24	50	50,000
Metropolitan Water District of Southern California (RB) Series A
¤ 5.000%, 07/01/28 (Pre-refunded @ $100, 7/1/25)	3,470	3,541,375
Modesto Irrigation District (RB) Series A
5.000%, 10/01/31	1,050	1,070,223
Modesto Irrigation District (RB) Series B
5.000%, 10/01/24	2,170	2,176,908
5.000%, 10/01/25	1,035	1,059,343
Monrovia Unified School District (GO) Series A
5.000%, 08/01/24	1,115	1,115,000
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	290	297,447
5.000%, 11/01/26	270	282,604
Mount Diablo Unified School District (GO) Series B
4.000%, 08/01/24	1,425	1,425,000
Mountain View-Whisman School District (GO) Series C
5.000%, 09/01/25	600	614,498
5.000%, 09/01/26	400	419,105
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/25	685	695,771
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/30	1,060	$1,104,336
5.000%, 11/01/31	1,260	1,311,043
Natomas Unified School District (GO)
5.000%, 08/01/25	1,690	1,690,351
Norman Y Mineta San Jose International Airport SJC (RB) Series C
5.000%, 03/01/30	1,750	1,758,021
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/24	170	171,083
5.000%, 12/01/25	175	179,828
Northern California Power Agency (RB) Series A
5.000%, 07/01/25	905	922,953
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	1,375	1,375,000
5.000%, 08/01/25	1,730	1,766,432
5.000%, 08/01/28	1,415	1,462,262
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/27	1,070	1,088,990
Oakland Unified School District/Alameda County (GO) (AGM) Series A
5.000%, 08/01/31	200	211,285
Oceanside Unified School District (GO)
5.000%, 08/01/32	1,140	1,158,561
Oceanside Unified School District (GO) Series A
5.000%, 08/01/25	325	332,330
Orange County Transportation Authority (RB)
5.000%, 10/15/24	8,015	8,049,529
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/24	325	325,000
5.000%, 08/01/25	325	332,362
Palm Springs Unified School District (GO) Series B
5.000%, 08/01/25	1,400	1,431,713

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Panama-Buena Vista Union School District (GO)
3.000%, 08/01/24	2,450	$2,450,000
Pasadena Area Community College District (GO)
4.000%, 08/01/24	1,625	1,625,000
Peralta Community College District (GO)
5.000%, 08/01/24	1,000	1,000,000
Peralta Community College District (GO) Series A
5.000%, 08/01/25	800	800,886
5.000%, 08/01/29	500	500,384
4.000%, 08/01/30	3,500	3,500,557
Placentia-Yorba Linda Unified School District (COP) (AGM)
4.000%, 10/01/25	1,525	1,544,040
Poway Unified School District (GO)
4.000%, 08/01/28	2,475	2,476,247
4.000%, 08/01/29	3,450	3,451,577
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
3.850%, 05/15/47	350	350,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
3.800%, 05/15/45	4,085	4,085,000
Rialto Unified School District (GO)
5.000%, 08/01/24	1,075	1,075,000
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,000	1,001,604
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	1,000	1,001,604
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	855	878,581
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/25	830	845,254
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/24	1,210	$1,210,000
5.000%, 08/01/25	540	550,942
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,044,600
Sacramento City Unified School District (GO) (AGM) Series B
8.000%, 08/01/25	1,510	1,584,922
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/24	300	300,246
5.000%, 08/15/25	845	864,532
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	6,555	6,592,105
San Diego County Water Authority (RB)
5.000%, 05/01/27	3,200	3,248,406
San Diego County Water Authority (RB) Series A
5.000%, 05/01/25	485	493,134
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,022,596
5.000%, 10/15/30	2,965	3,030,742
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/25	340	349,286
5.000%, 10/15/26	275	288,497
5.000%, 10/15/33	1,635	1,668,026
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 10/15/31	1,030	1,052,357
5.000%, 10/15/32	1,000	1,020,849
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	6,710	6,834,005
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
4.000%, 05/01/25	1,650	1,662,278
5.000%, 05/01/25	1,220	1,238,049

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,560	$2,655,089
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,350	1,377,096
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	475	509,464
San Francisco Community College District (GO)
5.000%, 06/15/25	830	844,971
5.000%, 06/15/26	1,000	1,018,122
5.000%, 06/15/29	1,545	1,569,486
5.000%, 06/15/31	1,750	1,775,888
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	1,340	1,394,680
San Francisco Unified School District (GO)
5.000%, 06/15/25	1,935	1,969,903
San Francisco Unified School District (GO) Series B
4.000%, 06/15/25	1,545	1,559,665
San Francisco Unified School District (GO) Series C
5.000%, 06/15/25	640	651,544
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	2,000	2,000,267
4.000%, 06/15/33	3,000	3,000,296
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	7,100	7,111,214
San Gabriel Unified School District (GO) Series A
4.000%, 08/01/24	300	300,000
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/29 (Pre-refunded @ $100, 1/15/25)	4,580	4,627,144
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 01/15/50 (Pre-refunded @ $100, 1/15/25)	460	$464,735
San Jose Evergreen Community College District (GO) Series A
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/24)	1,115	1,116,836
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	560	561,003
San Jose Financing Authority (RB) Series B
5.000%, 11/01/24	600	603,146
5.000%, 11/01/25	570	586,005
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	782,752
San Mateo County Transit District (RB) Series A
5.000%, 06/01/27	1,170	1,191,981
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	555	566,467
San Mateo Union High School District (GO) Series C
4.000%, 09/01/33	1,105	1,119,837
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/24	175	175,346
4.000%, 11/01/25	180	182,458
San Rafael City High School District (GO) Series B
5.000%, 08/01/25	275	281,229
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/24	1,265	1,265,000
5.000%, 08/01/25	375	382,152
Santa Clara County Financing Authority (RB) Series A
3.000%, 11/15/25	1,000	1,000,075
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 04/01/25	6,080	6,170,857

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/25)	1,000	$1,014,810
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/24	1,100	1,100,000
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,225	1,225,000
Santa Rosa Elementary School District (GO) Series A
5.000%, 08/01/24	500	500,000
Southern California Public Power Authority (RB)
5.000%, 07/01/25	2,020	2,062,104
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/31	1,795	1,825,681
State Center Community College District (GO) Series C
5.000%, 08/01/24	765	765,000
State of California (GO)
5.000%, 09/01/24	13,765	13,787,845
4.000%, 10/01/24	1,260	1,262,145
5.000%, 10/01/24	21,960	22,033,458
5.000%, 11/01/24	2,580	2,593,044
5.000%, 12/01/24	3,915	3,941,587
5.500%, 02/01/25	9,370	9,489,868
5.000%, 04/01/25	6,075	6,158,735
5.000%, 08/01/25	4,255	4,344,847
5.000%, 09/01/25	21,290	21,776,832
5.000%, 10/01/25	4,320	4,426,404
3.000%, 03/01/26	1,865	1,860,812
5.000%, 03/01/26	4,900	4,954,263
5.000%, 08/01/26	4,750	4,952,306
4.000%, 09/01/26	2,260	2,312,727
4.000%, 08/01/31	5,480	5,546,548
5.000%, 08/01/31	4,540	4,615,892
5.000%, 10/01/31	10,110	10,136,546
4.000%, 09/01/32	275	277,892
5.000%, 10/01/32	1,850	1,854,826
State of California (GO) Series C
5.000%, 08/01/30	5,000	5,042,317
State of California (GO) Series B
5.000%, 10/01/26	1,410	1,473,404
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO) Series C
5.000%, 09/01/28	1,870	$1,907,616
5.000%, 09/01/32	1,000	1,017,906
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	495	498,694
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	3,250	3,272,771
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,820	1,832,752
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/24)	2,280	2,295,975
State of California Department of Water Resources (RB) Series AW
5.000%, 12/01/31	3,000	3,133,696
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/24	10,120	10,195,512
Stockton Unified School District (GO) (BAM)
5.000%, 08/01/25	600	612,397
Stockton Unified School District (GO)
5.000%, 08/01/25	1,555	1,584,812
Stockton Unified School District (GO) Series A
5.000%, 07/01/25	1,425	1,449,761
Stockton Unified School District (GO) Series B
5.000%, 08/01/25	200	203,834
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	410	417,860
Stockton Unified School District (COP)
5.000%, 02/01/26	200	205,839
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/24	600	600,000
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	1,000	1,001,569
5.000%, 08/01/28	6,000	6,009,062

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/24	295	$296,517
5.000%, 11/01/25	440	451,807
Ukiah Public Financing Authority (RB)
4.000%, 04/01/25	385	386,933
4.000%, 04/01/26	370	374,531
University of California (RB) Series BS
5.000%, 05/15/25	4,500	4,575,418
University of California (RB) Series BV
5.000%, 05/15/25	1,665	1,692,905
University of California (RB) Series BX
5.000%, 05/15/26	6,330	6,576,074
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,350	1,380,311
Vallejo City Unified School District (GO)
5.000%, 08/01/24	1,000	1,000,000
Vista Unified School District (COP) (AGM)
5.000%, 10/01/24	1,195	1,198,359
5.000%, 10/01/25	1,295	1,322,161
Walnut Energy Center Authority (RB) Series A
5.000%, 01/01/32	1,655	1,659,841
West Valley-Mission Community College District (GO) Series B
4.000%, 08/01/34	2,740	2,749,435
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Valley-Mission Community College District (GO) Series C
4.000%, 08/01/33	1,345	$1,357,620
Western Placer Unified School District (RN)
5.000%, 06/30/25	2,330	2,371,240
TOTAL MUNICIPAL BONDS (Cost $668,121,828)		667,938,724
COMMERCIAL PAPER — (2.2%)
California Educational Facilities Authority
3.550%, 08/06/24	6,000	6,000,084
California Statewide Communities Development Authority
3.600%, 09/12/24	4,000	3,999,874
3.550%, 10/03/24	5,075	5,073,943
TOTAL COMMERCIAL PAPER (Cost $15,075,000)		15,073,901

	Shares
INVESTMENT COMPANIES — (1.6%)
BlackRock Liquidity Funds MuniCash (Cost $10,916,637)	10,915,546	10,916,638
TOTAL INVESTMENTS — (100.0%)
(Cost $694,113,465)^^		$693,929,263
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$667,938,724	—	$667,938,724
Commercial Paper	—	15,073,901	—	15,073,901
Investment Companies	$10,916,638	—	—	10,916,638
Total Investments in Securities	$10,916,638	$683,012,625	—	$693,929,263

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.8%)
CALIFORNIA — (99.8%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/34	3,750	$4,402,357
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	875,635
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	417,400
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	392,802
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	850,000
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,033,182
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	486,330
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	156,550
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,330	1,371,433
Burbank Unified School District (GO)
5.000%, 08/01/24	300	300,000
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	435,103
4.000%, 08/01/34	525	551,589
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,045	1,098,091
5.000%, 02/01/34	1,250	1,312,220
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	802,818
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	$4,958,836
5.000%, 02/01/27	1,740	1,757,361
5.000%, 12/01/27	375	399,170
5.000%, 12/01/28	500	535,247
5.000%, 11/15/34	3,055	3,247,572
5.000%, 08/15/41	2,000	2,207,199
5.000%, 12/01/41	855	954,735
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,560	1,615,723
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	500	538,926
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	706,662
5.000%, 02/01/29	825	866,723
5.000%, 02/01/30	1,000	1,058,840
California Public Finance Authority (RB) Series A
5.000%, 06/01/28	520	552,952
California State Public Works Board (RB) Series B
5.000%, 12/01/31	1,500	1,710,783
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,253,993
5.000%, 02/01/28	5,030	5,392,581
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,790	1,945,764
5.000%, 08/01/35	675	759,150
California State Public Works Board (RB) Series D
5.000%, 05/01/28	3,040	3,274,194
California State University (RB) Series A
5.000%, 11/01/25	1,015	1,041,298

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/26	350	$367,140
3.250%, 11/01/28	4,000	3,992,471
3.375%, 11/01/29	5,000	5,003,957
5.000%, 11/01/31	1,200	1,240,993
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	765	768,837
4.000%, 11/01/35	2,000	2,011,771
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	1,173,924
4.000%, 06/01/26	1,035	1,054,715
5.000%, 03/01/27	1,490	1,523,232
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	86,941
4.000%, 10/01/28	150	156,766
4.000%, 10/01/29	110	116,134
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	444,541
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,635	2,654,956
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	858,786
5.000%, 08/01/43	435	492,542
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	250,000
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	928,886
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	275	279,180
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,014,078
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	2,300	2,343,686
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	220	233,511
5.000%, 06/01/28	205	221,963
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	$541,450
5.000%, 05/15/29	410	452,709
City of Oakland (GO) Series A
5.000%, 01/15/25	500	504,812
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	366,754
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,325	2,495,797
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/34	1,500	1,502,992
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	1,250	1,256,807
4.000%, 11/01/30	1,405	1,433,603
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	262,445
5.000%, 09/01/28	370	393,616
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	479,680
5.000%, 08/01/32	340	383,029
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	765,540
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	1,000	1,011,640
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 03/01/27	1,290	1,364,810
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	361,298
5.000%, 10/01/25	400	410,570
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	196,967

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
County of Sacramento (COP) (AGM)
5.000%, 10/01/28	795	$860,804
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	899,748
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	255	266,814
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	593,250
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	177,037
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	589,694
East Side Union High School District (GO)
5.000%, 08/01/25	275	280,955
5.000%, 08/01/26	325	339,128
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	2,000,000
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	2,049,057
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,400,150
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	261,564
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	102,491
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	500	502,503
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	812,533
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	$734,575
Garden Grove Public Financing Authority (RB) (BAM) Series A
5.000%, 04/01/43	200	226,521
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	140,000
4.000%, 08/01/25	100	101,038
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	533,087
4.000%, 08/01/30	1,760	1,797,072
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	503,674
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	420,414
5.000%, 11/01/29	350	385,441
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,497,187
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	332,553
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	180,862
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	268,038
Kern High School District (GO)
5.000%, 08/01/25	670	684,509
Kern High School District (GO) Series A
3.000%, 08/01/26	990	989,023
Lancaster Financing Authority (RB) (BAM) Series A
5.000%, 05/01/43	1,050	1,164,690
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	616,874
4.000%, 08/01/26	525	536,747
Lodi Unified School District (GO)
5.000%, 08/01/26	500	521,735

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	$346,498
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	709,155
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	152,262
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	219,170
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,226,833
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	626,363
Los Angeles Community College District (GO) Series A
5.000%, 08/01/24	250	250,000
Los Angeles Community College District (GO) Series A-1
5.000%, 08/01/27	2,160	2,309,233
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,266,853
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	2,820	3,005,930
5.000%, 06/01/29	105	116,298
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,530	2,740,005
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,157,743
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	195,696
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	340	$350,192
5.000%, 12/01/26	425	447,197
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/37	1,000	1,051,600
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/29	4,925	4,959,517
5.000%, 07/01/30	2,030	2,292,128
5.000%, 07/01/31	310	324,294
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	739,780
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	545	580,494
5.000%, 07/01/41	505	565,552
5.000%, 07/01/43	2,200	2,442,694
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	225	254,148
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	510	565,362
5.000%, 07/01/30	300	338,738
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	290	295,674
Los Angeles Department of Water & Power Water System Revenue (RB) Series A-2-R
3.800%, 07/01/45	280	280,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	3,432,710
5.000%, 07/01/28	855	930,014
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	4,272,113

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	$851,814
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,010	1,029,852
5.000%, 07/01/27	1,730	1,841,667
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	649,374
5.000%, 07/01/34	1,895	2,013,772
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,069,306
Los Rios Community College District (GO)
5.000%, 08/01/26	500	522,232
5.000%, 08/01/27	415	442,956
5.000%, 08/01/28	220	239,182
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	950,020
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/27	895	959,030
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,014,329
3.000%, 07/01/28	3,420	3,416,244
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/25	200	204,004
5.000%, 07/01/40	165	182,828
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	404,744
4.000%, 08/01/26	400	409,499
4.000%, 08/01/27	250	259,165
4.000%, 08/01/28	510	533,669
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,080	1,178,189
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	100,000
5.000%, 08/01/25	80	81,693
5.000%, 08/01/26	220	229,476
5.000%, 08/01/27	120	127,762
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,400,820
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	$934,693
4.000%, 08/01/26	475	486,373
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	800,000
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	600,000
4.000%, 08/01/25	400	404,547
Mountain View-Whisman School District (GO) Series C
4.000%, 09/01/43	1,000	1,025,218
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	326,663
5.000%, 11/01/30	3,885	4,390,463
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	3,975	4,136,028
5.000%, 11/01/32	2,630	2,734,156
4.000%, 11/01/34	1,355	1,368,263
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,161,910
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,115	1,129,250
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	209,982
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,400	3,694,338
Northern California Sanitation Agencies Financing Authority (RB)
5.000%, 12/01/24	300	302,243
Northern California Sanitation Agencies Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,007,476
5.000%, 12/01/25	1,000	1,030,909
5.000%, 12/01/26	360	379,387

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	$245,041
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,590,922
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/24	1,125	1,125,000
5.000%, 08/01/25	1,250	1,276,324
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	900,000
5.000%, 08/01/26	575	597,944
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/24	500	500,000
5.000%, 08/01/25	1,290	1,317,166
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,675,000
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	519,951
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	617,792
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	569,033
5.000%, 08/01/41	500	565,978
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	253,582
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,143,384
Orange County Sanitation District (RB) Series A
5.000%, 02/01/34	965	992,559
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,402,365
5.000%, 08/01/28	345	375,218
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	800,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	$502,702
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,054,194
Pomona Unified School District (GO)
5.000%, 08/01/27	260	276,818
Poway Unified School District (GO)
4.000%, 08/01/29	1,500	1,500,686
Redlands Unified School District (GO)
5.000%, 07/01/26	300	312,139
5.000%, 07/01/27	535	567,986
Redwood City School District (GO)
5.000%, 08/01/27	50	53,368
5.000%, 08/01/28	85	92,614
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	454,986
Reed Union School District (GO)
4.000%, 08/01/27	460	477,102
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,105,178
5.000%, 11/01/25	1,255	1,287,739
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	239,889
5.000%, 08/01/29	225	249,164
5.000%, 08/01/30	300	338,170
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	793,794
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,534,672
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	940,438
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	459,441

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	$819,459
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	268,718
San Bernardino City Unified School District (GO) (AGM) Series H
5.000%, 08/01/40	2,270	2,578,796
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	1,125	1,131,368
¤ 5.000%, 11/15/26 (Pre-refunded @ $100, 11/15/25)	1,565	1,607,679
San Diego Community College District (GO)
¤ 6.000%, 08/01/33 (Pre-refunded @ $100, 8/1/27)	2,785	3,058,418
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	2,006,648
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	343,202
5.000%, 05/01/27	160	169,926
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 08/01/43	1,165	1,321,049
5.000%, 10/15/43	500	572,190
San Diego Regional Building Authority (RB) Series A
5.000%, 10/15/27	1,030	1,054,759
San Diego Unified School District (GO) (NPFG) Series D-1
5.500%, 07/01/25	445	456,153
San Diego Unified School District (GO) Series G
5.000%, 07/01/43	1,500	1,695,559
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	333,741
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series ZR-5A
5.000%, 07/01/43	200	$228,553
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	351,572
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,045,000
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/26	385	393,229
4.000%, 07/01/34	95	96,806
4.000%, 07/01/36	1,175	1,189,226
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/37	500	522,580
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	2,201,397
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.250%, 10/01/40	4,000	4,637,410
San Francisco Community College District (GO)
5.000%, 06/15/25	805	819,520
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/44	630	710,325
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	275	284,471
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,245	2,382,506
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	1,500	1,500,201

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 06/15/33	2,000	$2,000,197
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	816,143
4.000%, 01/15/34	260	271,579
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	500	558,138
5.000%, 11/01/30	400	454,453
San Jose Unified School District (GO)
5.000%, 08/01/31	1,280	1,306,592
San Juan Unified School District (GO)
3.000%, 08/01/24	610	610,000
3.000%, 08/01/25	1,475	1,478,048
3.000%, 08/01/26	3,135	3,131,907
San Juan Water District (RB)
5.000%, 02/01/26	500	515,936
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	200,000
4.000%, 08/01/25	125	126,483
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	161,048
5.000%, 11/15/29	250	279,293
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	481,372
5.000%, 09/01/28	420	458,341
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,127,428
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,000,969
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	169,178
4.000%, 11/01/27	140	145,241
4.000%, 11/01/28	145	152,086
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	148,532
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	$357,475
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	109,669
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	500,000
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,375,780
5.000%, 08/01/42	1,700	1,903,165
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,015	1,126,014
5.000%, 08/01/30	815	919,659
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	511,326
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,000	1,020,844
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/25	965	985,114
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	1,115	1,134,841
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	900,000
3.000%, 08/01/25	200	200,061
4.000%, 08/01/26	280	285,936
Standard School District (GO) Series A
4.000%, 08/01/24	240	240,000
State of California (GO)
5.000%, 12/01/24	750	755,093
5.500%, 02/01/25	1,000	1,012,793
5.000%, 08/01/25	250	255,279
5.000%, 09/01/25	840	859,208
5.000%, 10/01/25	1,750	1,793,103
3.000%, 03/01/26	3,055	3,048,139

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/26	4,370	$4,556,121
5.000%, 09/01/26	2,290	2,388,952
3.000%, 03/01/27	2,565	2,564,880
3.500%, 08/01/27	2,855	2,897,365
5.000%, 08/01/27	9,895	10,471,369
5.000%, 10/01/27	2,570	2,739,520
5.000%, 04/01/28	1,825	1,963,886
5.000%, 08/01/28	3,570	3,830,316
5.000%, 10/01/28	6,780	7,364,288
5.000%, 11/01/28	1,180	1,252,047
5.000%, 04/01/29	7,280	7,974,007
4.000%, 08/01/29	2,800	2,845,240
5.000%, 10/01/29	1,530	1,576,258
5.000%, 11/01/29	1,210	1,340,177
5.000%, 12/01/29	3,055	3,388,402
5.000%, 09/01/30	1,420	1,472,529
4.000%, 09/01/31	2,000	2,025,174
5.000%, 10/01/31	2,010	2,292,562
5.000%, 08/01/32	1,790	1,852,985
5.000%, 04/01/33	1,940	2,102,806
4.000%, 11/01/33	1,360	1,386,962
4.000%, 11/01/35	1,000	1,016,835
4.000%, 10/01/39	1,500	1,551,525
5.000%, 10/01/39	755	860,257
5.000%, 09/01/41	880	974,222
5.000%, 04/01/42	455	476,551
5.000%, 09/01/43	1,250	1,414,566
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,007,462
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	105	115,157
Stockton Unified School District (COP)
5.000%, 02/01/31	335	355,046
Stockton Unified School District (GO) (AGM) Series A
5.000%, 07/01/27	1,585	1,679,983
Stockton Unified School District (GO) (AGM) Series C
5.000%, 08/01/27	1,260	1,337,766
Sunnyvale School District (GO)
5.000%, 09/01/25	640	655,493
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	422,445
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	$524,724
5.000%, 11/01/28	510	555,661
University of California (RB) Series AO
5.000%, 05/15/31	1,625	1,645,553
University of California (RB) Series AV
5.000%, 05/15/32	1,895	1,992,599
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,322,033
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,133,687
University of California (RB) Series BN
5.000%, 05/15/28	3,025	3,270,573
5.000%, 05/15/41	2,510	2,855,179
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/24	300	300,000
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	510,828
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	101,297
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	770	820,953
5.000%, 08/01/30	2,780	2,858,975
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,095,000
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	530,692
5.000%, 08/01/26	545	568,691
5.000%, 08/01/27	575	612,536
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	150,019

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Windsor Unified School District (GO)
4.000%, 08/01/26	105	$107,206
TOTAL MUNICIPAL BONDS (Cost $420,966,351)		417,598,911

	Shares	Value†
INVESTMENT COMPANIES — (0.2%)
BlackRock Liquidity Funds MuniCash (Cost $756,263)	756,187	$756,263
TOTAL INVESTMENTS — (100.0%)
(Cost $421,722,614)^^		$418,355,174
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$417,598,911	—	$417,598,911
Investment Companies	$756,263	—	—	756,263
Total Investments in Securities	$756,263	$417,598,911	—	$418,355,174

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.0%)
NEW YORK — (98.0%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/06/25	1,000	$1,007,956
Battery Park City Authority (RB) Series B
5.000%, 11/01/24	5,630	5,659,744
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	1,015	1,035,832
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	815	820,787
Central Square Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/04/24	640	641,685
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	501,673
City of Middletown (GO)
4.500%, 08/23/24	1,040	1,040,734
City of New York (GO) Series A
5.000%, 08/01/24	5,010	5,010,000
5.000%, 08/01/25	930	948,344
5.000%, 08/01/27	2,025	2,059,325
5.000%, 08/01/31	970	971,321
City of New York (GO) Series A1
4.000%, 08/01/36	750	746,323
City of New York (GO) Series B-1
5.000%, 10/01/24	900	902,889
City of New York (GO) Series B-4
(r) 4.020%, 10/01/46	740	740,000
City of New York (GO) Series C
5.000%, 08/01/29	1,610	1,622,558
5.000%, 08/01/31	2,445	2,463,466
City of New York (GO) Series F-1
5.000%, 08/01/25	340	346,706
5.000%, 06/01/35	750	759,289
City of New York (GO) Series H
5.000%, 01/01/25	1,550	1,562,736
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series I
5.000%, 03/01/31	1,500	$1,482,854
City of New York (GO) Series J
5.000%, 08/01/25	765	766,152
5.000%, 08/01/28	1,000	1,001,388
City of North Tonawanda (GO)
4.750%, 05/16/25	750	756,040
City of Rochester (GO)
5.000%, 07/31/25	2,500	2,544,973
City of Rochester (GO) Series II
4.500%, 08/01/24	990	990,000
4.500%, 02/27/25	2,000	2,014,560
City of Schenectady (GO)
4.500%, 05/02/25	730	736,295
City of Yonkers (GO) (AGM ST AID WITHHLDG) Series B
5.000%, 02/15/26	280	288,924
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/15/25	300	299,345
County of Chautauqua (GO) (BAM)
4.000%, 06/01/25	325	327,703
County of Chemung (GO) Series C
4.000%, 08/29/24	1,020	1,020,393
County of Erie (GO) Series A
5.000%, 09/15/24	195	195,503
5.000%, 09/15/25	190	194,735
5.000%, 09/15/26	350	366,805
County of Nassau (GO) Series C
5.000%, 10/01/32	515	542,479
County of Onondaga (GO)
5.000%, 08/15/24	700	700,574
County of Schenectady (GO)
5.000%, 06/15/25	140	142,484
County of Suffolk (GO) (AGM) Series A
5.000%, 02/01/25	1,000	1,010,080

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Croton-Harmon Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	865	$869,605
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	20,001
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	565	571,041
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/25	250	253,998
Geneva City School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	1,000	1,006,874
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/30/25	1,000	1,008,320
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/25	560	565,053
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	1,130	1,142,070
Lewiston-Porter Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/24/25	750	756,107
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	550	550,609
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/24	1,000	1,004,523
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	160	160,355
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	300	304,241
5.000%, 07/01/26	1,165	1,182,670
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	$452,679
Naples Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/25/25	1,000	1,006,842
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	520	553,950
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	115	117,285
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	2,610	2,635,704
5.000%, 03/15/25	2,740	2,776,937
¤ 5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/25)	825	836,178
5.000%, 03/15/29	1,075	1,085,703
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,250	1,274,113
5.000%, 03/15/33	1,265	1,289,343
5.000%, 07/01/34	515	517,673
5.000%, 07/01/35	1,365	1,387,936
5.000%, 03/15/36	2,000	2,059,779
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/25	615	622,212
5.000%, 02/15/29	2,420	2,440,941
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/26	1,825	1,882,128
5.000%, 02/15/30	2,870	2,965,689
New York State Dormitory Authority (RB) Series E
¤ 4.000%, 03/15/27 (Pre-refunded @ $100, 9/15/25)	3,700	3,751,699
5.000%, 02/15/30	795	801,667
5.000%, 03/15/36	2,000	2,030,806
New York State Thruway Authority (RB) Series P
5.000%, 01/01/25	520	524,256
New York State Thruway Authority (RB) Series K
5.000%, 01/01/32	750	754,752
New York State Urban Development Corp. (RB)
5.000%, 03/15/26	2,555	2,640,111

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,940	$3,992,157
¤ 5.000%, 03/15/27 (Pre-refunded @ $100, 9/15/25)	3,000	3,074,836
5.000%, 03/15/30	2,900	2,969,707
5.000%, 03/15/32	885	908,052
4.000%, 03/15/37	3,010	3,022,645
Niagara Falls City School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/15/25	785	798,653
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	500	504,884
North Syracuse Central School District (GO) (ST AID WITHHLDG)
4.250%, 08/01/25	1,000	1,009,274
Oriskany Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/25	1,000	1,010,149
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	650	656,824
Port Authority of New York & New Jersey (RB) Series 189
5.000%, 05/01/28	1,290	1,307,746
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	385	390,562
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/25	1,525	1,566,828
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	250	252,453
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/25	710	718,469
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Sales Tax Asset Receivable Corp. (RB) Series A
¤ 5.000%, 10/15/27 (Pre-refunded @ $100, 10/15/24)	2,115	$2,122,923
¤ 4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	1,350	1,352,325
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	900	905,271
Southwestern Central School District (GO) (ST AID WITHHLDG) Series A
4.250%, 06/26/25	1,000	1,009,158
Tonawanda City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	1,000	1,010,692
Town of Babylon (GO)
3.000%, 07/01/25	375	373,924
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	329,254
Town of Clarence (GO)
2.250%, 08/01/24	210	210,000
Town of East Hampton (GO) Series A
5.000%, 08/16/24	4,000	4,002,867
Town of East Hampton (GO) Series B
4.000%, 08/16/24	1,290	1,290,325
Town of Harrison/Village of Harrison (GO)
5.000%, 07/01/25	140	142,631
Town of Islip (GO)
4.000%, 10/15/29	725	734,962
Town of Monroe (GO)
4.000%, 08/01/25	1,000	1,008,542
Town of North Hempstead (GO) Series A
4.000%, 03/21/25	2,250	2,261,244
Town of North Hempstead (GO) Series B
4.500%, 09/20/24	3,000	3,004,728
Town of Oyster Bay (GO)
5.000%, 08/01/24	1,250	1,250,000
Town of Tonawanda (GO)
4.500%, 08/23/24	1,230	1,230,790

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series C-1
5.000%, 11/15/25	1,225	$1,258,876
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/25	1,300	1,335,950
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,030	1,046,713
Utica School District (GO) (ST AID WITHHLDG)
4.500%, 07/25/25	1,000	1,011,603
Village of Garden City (GO)
4.000%, 02/14/25	2,000	2,009,137
Village of Kings Point (GO)
4.250%, 07/18/25	1,000	1,009,017
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.500%, 08/09/24	1,000	1,000,255
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	750	$756,102
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	860	866,467
TOTAL MUNICIPAL BONDS (Cost $142,916,614)		142,743,500

	Shares
INVESTMENT COMPANIES — (2.0%)
BlackRock Liquidity Funds MuniCash (Cost $2,896,414)	2,896,124	2,896,414
TOTAL INVESTMENTS — (100.0%)
(Cost $145,813,028)^^		$145,639,914
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$142,743,500	—	$142,743,500
Investment Companies	$2,896,414	—	—	2,896,414
Total Investments in Securities	$2,896,414	$142,743,500	—	$145,639,914

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,682,967	$29,512,638
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,910,373	19,562,223
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	106,709	4,427,343
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	120,708	4,423,955
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	58,445	1,649,310
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	43,633	1,054,167
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	50,497	823,615
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $57,291,133)		$61,453,251

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $33,994)	33,994	33,994
TOTAL INVESTMENTS — (100.0%) (Cost $57,325,127)^^		$61,487,245
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$61,453,251	—	—	$61,453,251
Temporary Cash Investments	33,994	—	—	33,994
Total Investments in Securities	$61,487,245	—	—	$61,487,245

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2024, the Fund consisted of one hundred and two operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2024, the DFA Commodity Strategy Portfolio held $238,515,269 in the Subsidiary, representing 22.83% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$197,300
U.S. Large Cap Value Portfolio	14,491,361
U.S. Targeted Value Portfolio	10,014,775
U.S. Small Cap Value Portfolio	11,903,726
U.S. Core Equity 1 Portfolio	12,228,398
U.S. Core Equity 2 Portfolio	13,512,129
U.S. Vector Equity Portfolio	2,414,786
U.S. Small Cap Portfolio	11,095,581
U.S. Micro Cap Portfolio	4,333,870
DFA Real Estate Securities Portfolio	4,421,688
Large Cap International Portfolio	3,896,608
International Core Equity Portfolio	24,481,717
International Small Company Portfolio	10,514,115
Global Small Company Portfolio	76,647
Japanese Small Company Portfolio	201,173
Asia Pacific Small Company Portfolio	178,489
United Kingdom Small Company Portfolio	18,661
Continental Small Company Portfolio	636,585
DFA International Real Estate Securities Portfolio	3,855,693
DFA Global Real Estate Securities Portfolio	7,282,712
DFA International Small Cap Value Portfolio	9,011,783
International Vector Equity Portfolio	2,647,991
World ex U.S. Value Portfolio	215,174
World ex U.S. Targeted Value Portfolio	612,862
World ex U.S. Core Equity Portfolio	3,057,349
Selectively Hedged Global Equity Portfolio	153,393
Emerging Markets Portfolio	3,101,710
Emerging Markets Small Cap Portfolio	3,305,330
Emerging Markets Value Portfolio	8,899,093
Emerging Markets Core Equity Portfolio	19,841,417
U.S. Large Cap Equity Portfolio	785,486
DFA Commodity Strategy Portfolio	2,802,274
DFA One-Year Fixed Income Portfolio	4,693,853

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,426,470
DFA Selectively Hedged Global Fixed Income Portfolio	984,502
DFA Short-Term Government Portfolio	1,523,690
DFA Five-Year Global Fixed Income Portfolio	9,229,587
DFA World ex U.S. Government Fixed Income Portfolio	1,049,849
DFA Intermediate Government Fixed Income Portfolio	6,180,039
DFA Short-Term Extended Quality Portfolio	5,640,683
DFA Intermediate-Term Extended Quality Portfolio	1,844,169
DFA Targeted Credit Portfolio	918,596
DFA Investment Grade Portfolio	12,324,382
DFA Inflation-Protected Securities Portfolio	5,653,333
DFA Short-Term Municipal Bond Portfolio	1,528,496
DFA Intermediate-Term Municipal Bond Portfolio	1,395,889
DFA Selective State Municipal Bond Portfolio	427,262
DFA Short-Term Selective State Municipal Bond Portfolio	192,516
DFA California Short-Term Municipal Bond Portfolio	694,163
DFA California Intermediate-Term Municipal Bond Portfolio	421,722
DFA NY Municipal Bond Portfolio	145,813
Dimensional Retirement Income Fund	59,800
Dimensional 2045 Target Date Retirement Income Fund	136,570
Dimensional 2050 Target Date Retirement Income Fund	111,230
Dimensional 2055 Target Date Retirement Income Fund	78,275
Dimensional 2060 Target Date Retirement Income Fund	61,783
Dimensional 2065 Target Date Retirement Income Fund	19,671
Dimensional 2010 Target Date Retirement Income Fund	12,201
Dimensional 2015 Target Date Retirement Income Fund	24,817
Dimensional 2020 Target Date Retirement Income Fund	74,384
Dimensional 2025 Target Date Retirement Income Fund	151,104
Dimensional 2030 Target Date Retirement Income Fund	186,266
Dimensional 2035 Target Date Retirement Income Fund	170,964
Dimensional 2040 Target Date Retirement Income Fund	153,547
DFA Short-Duration Real Return Portfolio	1,868,499
DFA Municipal Real Return Portfolio	1,565,740
DFA Municipal Bond Portfolio	558,227
World Core Equity Portfolio	671,921
DFA LTIP Portfolio	541,697
U.S. Social Core Equity 2 Portfolio	905,242
U.S. Sustainability Core 1 Portfolio	3,884,928
U.S. Sustainability Targeted Value Portfolio	364,122
International Sustainability Core 1 Portfolio	2,712,693
International Social Core Equity Portfolio	1,214,288
Global Social Core Equity Portfolio	55,615
Emerging Markets Social Core Equity Portfolio	1,247,751
VA U.S. Targeted Value Portfolio	580,309
VA U.S. Large Value Portfolio	428,903
VA International Value Portfolio	446,464
VA International Small Portfolio	304,671
VA Short-Term Fixed Portfolio	375,925

Federal Tax Cost
VA Global Bond Portfolio	$339,457
VIT Inflation-Protected Securities Portfolio	226,401
VA Global Moderate Allocation Portfolio	157,885
U.S. Large Cap Growth Portfolio	1,888,707
U.S. Small Cap Growth Portfolio	1,016,935
International Large Cap Growth Portfolio	663,678
International Small Cap Growth Portfolio	236,357
DFA Social Fixed Income Portfolio	646,358
DFA Diversified Fixed Income Portfolio	1,841,630
U.S. High Relative Profitability Portfolio	3,481,671
International High Relative Profitability Portfolio	1,247,035
VA Equity Allocation Portfolio	135,672
DFA MN Municipal Bond Portfolio	27,569
DFA California Municipal Real Return Portfolio	310,655
DFA Global Core Plus Fixed Income Portfolio	2,680,241
Emerging Markets Sustainability Core 1 Portfolio	866,124
Emerging Markets Targeted Value Portfolio	222,406
DFA Global Sustainability Fixed Income Portfolio	756,399
DFA Oregon Municipal Bond Portfolio	69,290
DFA Global Core Plus Real Return Portfolio	265,313
Emerging Markets ex China Core Equity Portfolio	840,899
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.